Brighthouse Funds Trust I
Schedule of Investments
September 30, 2025

Brighthouse Funds Trust I
Table of Contents

Glossary of Abbreviations	BHFTI-2
Schedule of Investments as of September 30, 2025
AB Global Dynamic Allocation Portfolio	BHFTI-3
AB International Bond Portfolio	BHFTI-27
Allspring Mid Cap Value Portfolio	BHFTI-41
American Funds® Aggressive Allocation Portfolio	BHFTI-45
American Funds® Balanced Allocation Portfolio	BHFTI-46
American Funds® Growth Portfolio	BHFTI-47
American Funds® Moderate Allocation Portfolio	BHFTI-48
BlackRock Global Tactical Strategies Portfolio	BHFTI-49
BlackRock High Yield Portfolio	BHFTI-54
Brighthouse/Artisan International Portfolio	BHFTI-82
Brighthouse Asset Allocation 100 Portfolio	BHFTI-85
Brighthouse Balanced Plus Portfolio	BHFTI-88
Brighthouse Small Cap Value Portfolio	BHFTI-93
Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-98
Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-111
Brighthouse/Templeton International Bond Portfolio	BHFTI-127
Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-131
CBRE Global Real Estate Portfolio	BHFTI-136
Harris Oakmark International Portfolio	BHFTI-140
Invesco Balanced-Risk Allocation Portfolio	BHFTI-144
Invesco Comstock Portfolio	BHFTI-148
Invesco Global Equity Portfolio	BHFTI-153
Invesco Small Cap Growth Portfolio	BHFTI-156
JPMorgan Core Bond Portfolio	BHFTI-159
JPMorgan Global Active Allocation Portfolio	BHFTI-175
JPMorgan Small Cap Value Portfolio	BHFTI-201
Loomis Sayles Global Allocation Portfolio	BHFTI-209
Loomis Sayles Growth Portfolio	BHFTI-221
MetLife Multi-Index Targeted Risk Portfolio	BHFTI-224
MFS® Research International Portfolio	BHFTI-226
Morgan Stanley Discovery Portfolio	BHFTI-230
PanAgora Global Diversified Risk Portfolio	BHFTI-235
PIMCO Inflation Protected Bond Portfolio	BHFTI-242
PIMCO Total Return Portfolio	BHFTI-256
Schroders Global Multi-Asset Portfolio	BHFTI-283
SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-301
SSGA Growth and Income ETF Portfolio	BHFTI-310
SSGA Growth ETF Portfolio	BHFTI-314
T. Rowe Price Large Cap Value Portfolio	BHFTI-317
T. Rowe Price Mid Cap Growth Portfolio	BHFTI-322
TCW Core Fixed Income Portfolio	BHFTI-327
Victory Sycamore Mid Cap Value Portfolio	BHFTI-336
Western Asset Management Government Income Portfolio	BHFTI-340
Notes to the Schedule of Investments	BHFTI-348
Not all Portfolios are available under every product.
Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BNY)	— Bank of New York Mellon
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CIBC)	— Canadian Imperial Bank of Commerce
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(HSBCU)	— HSBC Bank USA
(JPMC)	— JPMorgan Chase Bank NA
(MBL)	— Macquarie Bank, Ltd.
(MLI)	— Merrill Lynch International
(MSC)	— Morgan Stanley & Co.
(MSCS)	— Morgan Stanley Capital Services LLC
(MSIP)	— Morgan Stanley & Co. International PLC
(NWM)	— NatWest Markets PLC
(RBC)	— Royal Bank of Canada
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	— Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(DKK)	— Danish Krone
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(GHS)	— Ghanaian Cedi
(HKD)	— Hong Kong Dollar
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(ILS)	— Israeli Shekel
(INR)	— Indian Rupee
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Peso
(MYR)	— Malaysian Ringgit
(NOK)	— Norwegian Krone
(NZD)	— New Zealand Dollar
(PEN)	— Peruvian Nuevo Sol
(PLN)	— Polish Zloty
(RSD)	— Serbian Dinar
(SEK)	— Swedish Krona
(SGD)	— Singapore Dollar
(THB)	— Thai Baht
(TRY)	— Turkish Lira
(TWD)	— Taiwanese New Dollar
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(BBSW)	— Australian 3 Month Bank Bill Rate
(CDI)	— Brazil Interbank Deposit Rate
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CDX.NA.IG)	— Markit North America Investment Grade CDS Index
(CNRR)	— China 7 Day Reverse Repo Rates
(CORRA)	— Canadian Overnight Repo Rate Average
(CPALEMU)	— Euro Area All Items Index Non-Seasonally Adjusted
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(ECOFC)	— Enterprise 11th District COFI Replacement Index
(ESTR)	— Euro Short Term Rate
(EURIBOR)	— Euro Interbank Offered Rate
(FRCPXT)	— France Consumer Price ex-Tobacco Index
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)	— Harmonized Index of Consumer Prices
(ITRX.AUS)	— Markit iTraxx Australia Index
(MTA)	— Monthly Treasury Average Index
(NZDBB)	— New Zealand Dollar Bank Bill Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SOFR90A)	— Secured Overnight Financing Rate 90-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TONA)	— Tokyo Overnight Average Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UKRPI)	— United Kingdom Retail Price Index
(UST)	— U.S. Treasury Bill Rate
(USTBMM)	— U.S. Treasury Bill Money Market Yield
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(ARM)	— Adjustable-Rate Mortgage
(CLO)	— Collateralized Loan Obligation
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(GDR)	— Global Depositary Receipt
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(MTN)	— Medium-Term Note
(NVDR)	— Non-Voting Depository Receipts
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTI-2

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—61.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.5%
Airbus SE	8,738	$2,042,641
Axon Enterprise, Inc. (a)	991	711,181
BAE Systems PLC	44,296	1,227,435
Boeing Co. (a)	9,541	2,059,234
Dassault Aviation SA	288	96,132
Elbit Systems Ltd.	409	207,230
General Dynamics Corp.	3,186	1,086,426
General Electric Co.	13,380	4,024,972
Hensoldt AG	934	120,968
Howmet Aerospace, Inc.	5,087	998,222
Huntington Ingalls Industries, Inc.	495	142,516
Kongsberg Gruppen ASA	6,470	206,712
L3Harris Technologies, Inc.	2,361	721,073
Leonardo SpA	5,952	378,094
Lockheed Martin Corp.	2,592	1,293,952
Melrose Industries PLC	18,707	154,132
MTU Aero Engines AG	792	363,506
Northrop Grumman Corp.	1,698	1,034,625
Rheinmetall AG	675	1,571,306
Rolls-Royce Holdings PLC	124,245	1,989,137
RTX Corp.	16,889	2,826,036
Saab AB - Class B	4,711	286,965
Safran SA	5,295	1,875,176
Singapore Technologies Engineering Ltd.	23,071	154,212
Textron, Inc.	2,249	190,018
Thales SA	1,363	427,134
TransDigm Group, Inc.	711	937,112
		27,126,147
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	1,490	197,276
Deutsche Post AG	14,116	629,574
DSV AS	3,005	599,921
Expeditors International of Washington, Inc.	1,712	209,874
FedEx Corp.	2,738	645,648
InPost SA (a)	3,677	45,154
SG Holdings Co. Ltd.	4,226	43,626
United Parcel Service, Inc. - Class B	9,287	775,743
		3,146,816
Automobile Components — 0.1%
Aisin Corp.	7,298	126,070
Aptiv PLC (a)	2,748	236,933
Bridgestone Corp.	8,371	387,068
Cie Generale des Etablissements Michelin SCA	9,860	354,165
Continental AG	1,618	106,673
Denso Corp.	25,734	370,585
Sumitomo Electric Industries Ltd.	10,501	298,342
		1,879,836
Automobiles — 1.3%
Bayerische Motoren Werke AG	4,126	414,018
Ferrari NV	1,854	897,618
Ford Motor Co.	49,323	589,903
General Motors Co.	12,013	732,433
Honda Motor Co. Ltd. (b)	58,247	598,401
Security Description	Shares	Value
Automobiles—(Continued)
Isuzu Motors Ltd.	7,892	$99,609
Mercedes-Benz Group AG	10,619	667,222
Nissan Motor Co. Ltd. (a)	32,761	80,363
Renault SA	2,828	116,468
Stellantis NV	29,655	274,492
Subaru Corp.	8,626	176,785
Suzuki Motor Corp.	23,118	336,985
Tesla, Inc. (a)	35,407	15,746,201
Toyota Motor Corp.	139,342	2,666,679
Yamaha Motor Co. Ltd.	13,482	101,314
		23,498,491
Banks — 3.8%
ABN AMRO Bank NV	8,576	274,641
AIB Group PLC	31,426	285,198
ANZ Group Holdings Ltd.	43,872	961,991
Banca Monte dei Paschi di Siena SpA	29,048	257,923
Banco Bilbao Vizcaya Argentaria SA	84,751	1,630,483
Banco BPM SpA	16,713	250,277
Banco Comercial Portugues SA - Class R	122,276	108,466
Banco de Sabadell SA	72,375	281,166
Banco Santander SA	218,896	2,287,746
Bank Hapoalim BM	18,385	373,805
Bank Leumi Le-Israel BM	21,967	433,169
Bank of America Corp.	85,983	4,435,863
Bank of Ireland Group PLC	14,172	234,597
Bankinter SA	9,917	156,430
Banque Cantonale Vaudoise	443	52,432
Barclays PLC	207,958	1,066,367
BNP Paribas SA (b)	14,965	1,364,183
BOC Hong Kong Holdings Ltd.	54,314	255,331
BPER Banca SpA	21,513	239,042
CaixaBank SA	57,306	603,363
Chiba Bank Ltd.	8,293	86,963
Citigroup, Inc.	23,228	2,357,642
Citizens Financial Group, Inc.	5,443	289,350
Commerzbank AG	11,324	426,528
Commonwealth Bank of Australia	24,609	2,721,007
Concordia Financial Group Ltd.	15,156	116,260
Credit Agricole SA	15,576	306,713
Danske Bank AS	9,824	419,794
DBS Group Holdings Ltd.	31,167	1,234,366
DNB Bank ASA	13,039	356,079
Erste Group Bank AG	4,528	442,637
Fifth Third Bancorp	8,352	372,082
FinecoBank Banca Fineco SpA	8,997	194,898
Hang Seng Bank Ltd.	11,103	169,176
HSBC Holdings PLC	256,508	3,620,549
Huntington Bancshares, Inc.	18,496	319,426
ING Groep NV	44,431	1,157,918
Intesa Sanpaolo SpA	209,438	1,385,037
Israel Discount Bank Ltd. - Class A	18,032	178,312
Japan Post Bank Co. Ltd.	26,257	321,767
JPMorgan Chase & Co.	34,696	10,944,159
KBC Group NV	3,377	404,763
KeyCorp	11,760	219,794
BHFTI-3

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Lloyds Banking Group PLC	880,811	$992,188
M&T Bank Corp.	1,972	389,707
Mitsubishi UFJ Financial Group, Inc.	168,578	2,670,507
Mizrahi Tefahot Bank Ltd.	2,294	150,985
Mizuho Financial Group, Inc.	37,002	1,238,455
National Australia Bank Ltd.	45,041	1,318,276
NatWest Group PLC	119,096	835,945
Nordea Bank Abp	45,921	755,929
Oversea-Chinese Banking Corp. Ltd.	49,871	635,986
PNC Financial Services Group, Inc.	4,969	998,421
Regions Financial Corp.	11,259	296,900
Resona Holdings, Inc.	30,561	311,110
Skandinaviska Enskilda Banken AB - Class A	22,264	435,568
Societe Generale SA	10,591	704,464
Standard Chartered PLC	29,056	563,091
Sumitomo Mitsui Financial Group, Inc.	54,279	1,519,456
Sumitomo Mitsui Trust Group, Inc.	9,478	275,005
Svenska Handelsbanken AB - A Shares	21,452	280,378
Swedbank AB - A Shares	12,486	377,596
Truist Financial Corp.	16,270	743,864
U.S. Bancorp	19,636	949,008
UniCredit SpA	20,616	1,565,243
United Overseas Bank Ltd.	18,875	506,359
Wells Fargo & Co.	40,420	3,388,004
Westpac Banking Corp.	50,320	1,294,629
		66,794,767
Beverages — 0.6%
Anheuser-Busch InBev SA	14,535	869,132
Asahi Group Holdings Ltd.	21,227	254,688
Brown-Forman Corp. - Class B	2,222	60,172
Carlsberg AS - Class B	1,383	160,783
Coca-Cola Co.	48,872	3,241,191
Coca-Cola Europacific Partners PLC (b)	3,388	306,309
Coca-Cola HBC AG	3,208	151,333
Constellation Brands, Inc. - Class A	1,802	242,675
Davide Campari-Milano NV	9,055	57,050
Diageo PLC	32,723	778,998
Heineken Holding NV	1,907	131,053
Heineken NV (b)	4,236	330,835
Keurig Dr. Pepper, Inc.	17,140	437,241
Kirin Holdings Co. Ltd.	11,383	166,911
Molson Coors Beverage Co. - Class B	2,137	96,699
Monster Beverage Corp. (a)	8,994	605,386
PepsiCo, Inc.	17,275	2,426,101
Pernod Ricard SA	2,968	291,829
Suntory Beverage & Food Ltd.	2,065	64,602
		10,672,988
Biotechnology — 0.8%
AbbVie, Inc.	22,290	5,161,027
Amgen, Inc.	6,793	1,916,985
Argenx SE (a)	900	661,124
Biogen, Inc. (a)	1,850	259,148
CSL Ltd.	7,120	935,371
Genmab AS (a)	897	276,500
Security Description	Shares	Value
Biotechnology—(Continued)
Gilead Sciences, Inc.	15,656	$1,737,816
Grifols SA	4,388	63,885
Incyte Corp. (a)	2,070	175,557
Moderna, Inc. (a) (b)	4,369	112,851
Regeneron Pharmaceuticals, Inc.	1,285	722,517
Swedish Orphan Biovitrum AB (a)	2,880	88,077
Vertex Pharmaceuticals, Inc. (a)	3,235	1,266,955
		13,377,813
Broadline Retail — 1.8%
Amazon.com, Inc. (a)	122,455	26,887,444
eBay, Inc.	5,766	524,418
Next PLC	1,717	286,011
Pan Pacific International Holdings Corp.	27,930	184,244
Prosus NV	19,239	1,364,406
Rakuten Group, Inc. (a)	22,261	144,249
Ryohin Keikaku Co. Ltd.	7,400	147,343
Sea Ltd. (ADR) (a)	5,625	1,005,356
Wesfarmers Ltd.	16,686	1,017,970
		31,561,441
Building Products — 0.4%
A.O. Smith Corp.	1,442	105,857
AGC, Inc.	2,866	93,535
Allegion PLC	1,083	192,070
Assa Abloy AB - Class B	14,739	517,150
Belimo Holding AG	145	152,667
Builders FirstSource, Inc. (a)	1,395	169,144
Carrier Global Corp.	10,094	602,612
Cie de Saint-Gobain SA	6,605	719,553
Daikin Industries Ltd.	3,929	452,039
Geberit AG (b)	499	377,141
Johnson Controls International PLC	8,226	904,449
Kingspan Group PLC	2,277	191,709
Lennox International, Inc.	403	213,332
Masco Corp.	2,642	185,970
Nibe Industrier AB - B Shares	22,292	88,444
Rockwool AS - B Shares	1,418	52,951
Trane Technologies PLC	2,808	1,184,864
		6,203,487
Capital Markets — 2.0%
3i Group PLC	14,314	789,224
Ameriprise Financial, Inc.	1,189	584,096
Amundi SA	906	72,155
ASX Ltd.	2,858	110,677
Bank of New York Mellon Corp.	8,899	969,635
Blackrock, Inc.	1,817	2,118,386
Blackstone, Inc.	9,300	1,588,905
Cboe Global Markets, Inc.	1,320	323,730
Charles Schwab Corp.	21,530	2,055,469
CME Group, Inc.	4,547	1,228,554
Coinbase Global, Inc. - Class A (a)	2,854	963,196
CVC Capital Partners PLC	3,127	54,467
Daiwa Securities Group, Inc.	19,658	159,517
Deutsche Bank AG	27,216	957,226
BHFTI-4

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
Deutsche Boerse AG	2,769	$742,069
EQT AB	5,449	190,361
Euronext NV	1,150	171,879
FactSet Research Systems, Inc.	477	136,656
Franklin Resources, Inc.	3,865	89,397
Futu Holdings Ltd. (ADR)	892	155,128
Goldman Sachs Group, Inc.	3,820	3,042,057
Hong Kong Exchanges & Clearing Ltd.	17,727	1,007,559
Interactive Brokers Group, Inc. - Class A	5,618	386,575
Intercontinental Exchange, Inc.	7,223	1,216,931
Invesco Ltd.	5,627	129,083
Japan Exchange Group, Inc.	14,629	165,292
Julius Baer Group Ltd.	3,030	210,745
KKR & Co., Inc.	8,656	1,124,847
London Stock Exchange Group PLC	6,987	802,332
Macquarie Group Ltd.	5,324	774,336
Moody's Corp.	1,947	927,707
Morgan Stanley	15,308	2,433,360
MSCI, Inc.	976	553,792
Nasdaq, Inc.	5,720	505,934
Nomura Holdings, Inc.	44,187	323,567
Northern Trust Corp.	2,413	324,790
Partners Group Holding AG	334	436,375
Raymond James Financial, Inc.	2,239	386,451
Robinhood Markets, Inc. - Class A (a)	9,766	1,398,296
S&P Global, Inc.	3,943	1,919,098
SBI Holdings, Inc.	4,143	179,870
Schroders PLC	10,661	54,005
Singapore Exchange Ltd.	12,119	155,472
State Street Corp.	3,580	415,316
T. Rowe Price Group, Inc.	2,772	284,518
UBS Group AG	46,682	1,919,032
		34,538,067
Chemicals — 0.8%
Air Liquide SA	8,507	1,770,404
Air Products & Chemicals, Inc.	2,808	765,798
Akzo Nobel NV	2,512	178,932
Albemarle Corp.	1,485	120,404
Arkema SA	839	53,248
Asahi Kasei Corp.	18,035	141,805
BASF SE	13,124	654,151
CF Industries Holdings, Inc.	2,044	183,347
Corteva, Inc.	8,569	579,522
Covestro AG (a)	2,641	180,791
Dow, Inc.	8,944	205,086
DSM-Firmenich AG (b)	2,735	233,862
DuPont de Nemours, Inc.	5,283	411,546
Eastman Chemical Co.	1,449	91,359
Ecolab, Inc.	3,221	882,103
EMS-Chemie Holding AG	103	73,117
Evonik Industries AG	3,770	65,481
Givaudan SA	136	554,383
ICL Group Ltd.	11,390	71,198
International Flavors & Fragrances, Inc.	3,234	199,020
Linde PLC	5,917	2,810,575
Security Description	Shares	Value
Chemicals—(Continued)
LyondellBasell Industries NV - Class A	3,247	$159,233
Mitsubishi Chemical Group Corp.	18,865	108,762
Mosaic Co.	4,005	138,893
Nippon Paint Holdings Co. Ltd.	13,904	95,055
Nippon Sanso Holdings Corp.	2,549	90,324
Nitto Denko Corp.	10,391	246,303
Novonesis (Novozymes) - B Shares	5,212	319,473
PPG Industries, Inc.	2,848	299,353
Sherwin-Williams Co.	2,926	1,013,157
Shin-Etsu Chemical Co. Ltd.	24,768	810,475
Sika AG	2,242	502,449
Syensqo SA	1,070	86,859
Symrise AG	1,953	170,194
Toray Industries, Inc.	20,404	130,183
Yara International ASA	2,435	88,882
		14,485,727
Commercial Services & Supplies — 0.3%
Brambles Ltd.	20,105	331,520
Cintas Corp.	4,322	887,134
Copart, Inc. (a)	11,224	504,743
Dai Nippon Printing Co. Ltd.	5,787	98,281
Rentokil Initial PLC	37,160	187,778
Republic Services, Inc.	2,561	587,698
Rollins, Inc.	3,547	208,351
Secom Co. Ltd.	6,136	224,965
Securitas AB - B Shares	7,234	108,970
TOPPAN Holdings, Inc.	3,479	89,436
Veralto Corp.	3,131	333,796
Waste Management, Inc.	4,676	1,032,601
		4,595,273
Communications Equipment — 0.4%
Arista Networks, Inc. (a)	13,004	1,894,813
Cisco Systems, Inc.	49,966	3,418,674
F5, Inc. (a)	725	234,313
Motorola Solutions, Inc.	2,102	961,223
Nokia OYJ	76,229	365,261
Telefonaktiebolaget LM Ericsson - B Shares	41,161	341,430
		7,215,714
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA	2,638	210,998
Bouygues SA	2,816	127,194
Eiffage SA	1,009	129,773
EMCOR Group, Inc.	565	366,990
Ferrovial SE	7,554	434,800
Kajima Corp.	6,205	180,841
Obayashi Corp.	9,580	157,194
Quanta Services, Inc.	1,880	779,110
Skanska AB - B Shares	5,006	130,443
Taisei Corp.	2,251	154,601
Vinci SA	7,272	1,012,544
		3,684,488
BHFTI-5

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Construction Materials — 0.2%
Amrize Ltd. (a)	7,503	$363,599
Heidelberg Materials AG	1,968	443,055
Holcim AG	7,502	638,474
James Hardie Industries PLC (a)	8,512	158,385
Martin Marietta Materials, Inc.	761	479,643
Vulcan Materials Co.	1,667	512,802
		2,595,958
Consumer Finance — 0.2%
American Express Co.	6,849	2,274,964
Capital One Financial Corp.	8,069	1,715,308
Synchrony Financial	4,695	333,580
		4,323,852
Consumer Staples Distribution & Retail — 0.9%
Aeon Co. Ltd.	32,832	398,657
Carrefour SA	8,665	131,201
Coles Group Ltd.	19,727	304,623
Costco Wholesale Corp.	5,596	5,179,826
Dollar General Corp.	2,777	287,003
Dollar Tree, Inc. (a)	2,449	231,112
J Sainsbury PLC	25,365	114,164
Jeronimo Martins SGPS SA	4,165	101,463
Kesko OYJ - B Shares	4,018	85,531
Kobe Bussan Co. Ltd.	2,227	61,254
Koninklijke Ahold Delhaize NV	13,350	540,089
Kroger Co.	7,675	517,372
Marks & Spencer Group PLC	30,250	148,516
MatsukiyoCocokara & Co.	4,850	98,475
Seven & i Holdings Co. Ltd.	30,597	411,508
Sysco Corp.	6,025	496,099
Target Corp.	5,733	514,250
Tesco PLC	96,540	578,685
Walmart, Inc.	55,382	5,707,669
Woolworths Group Ltd.	17,965	317,344
		16,224,841
Containers & Packaging — 0.1%
Amcor PLC	29,088	237,940
Avery Dennison Corp.	984	159,575
Ball Corp.	3,434	173,142
International Paper Co.	6,662	309,117
Packaging Corp. of America	1,128	245,825
SIG Group AG	4,498	46,631
Smurfit WestRock PLC	6,588	280,451
		1,452,681
Distributors — 0.0%
D'ieteren Group	316	59,371
Genuine Parts Co.	1,755	243,243
LKQ Corp.	3,246	99,133
Pool Corp.	414	128,369
		530,116
Security Description	Shares	Value
Diversified Consumer Services — 0.0%
Pearson PLC	8,627	$122,611
Diversified REITs — 0.3%
Activia Properties, Inc.	77	70,119
AEW U.K. REIT PLC	4,550	6,670
Alexander & Baldwin, Inc.	2,689	48,913
American Assets Trust, Inc.	1,915	38,913
Argosy Property Ltd.	28,014	20,414
British Land Co. PLC	36,159	169,933
Broadstone Net Lease, Inc.	6,986	124,840
CapitaLand Integrated Commercial Trust	297,876	528,846
Charter Hall Group	17,452	263,566
Charter Hall Long Wale REIT	25,248	73,580
Covivio SA	2,824	190,466
Custodian Property Income REIT PLC	14,783	16,146
Daiwa House REIT Investment Corp.	153	130,352
Essential Properties Realty Trust, Inc.	7,317	217,754
Global Net Lease, Inc.	7,373	59,942
GPT Group	71,395	253,934
Growthpoint Properties Australia Ltd.	9,704	16,525
H&R Real Estate Investment Trust (b)	9,640	77,926
Hankyu Hanshin REIT, Inc.	23	26,545
Heiwa Real Estate REIT, Inc.	37	38,006
Hulic Reit, Inc.	46	52,728
ICADE	1,700	42,903
KDX Realty Investment Corp.	138	157,164
Land Securities Group PLC	38,013	298,428
Mapletree Pan Asia Commercial Trust	83,844	92,927
Merlin Properties Socimi SA	14,011	212,434
Mirai Corp.	66	21,666
Mirvac Group	146,421	220,075
Mori Trust Reit, Inc.	87	44,583
NIPPON REIT Investment Corp.	60	39,282
Nomura Real Estate Master Fund, Inc.	153	165,958
NTT UD REIT Investment Corp.	48	44,155
OUE Real Estate Investment Trust	82,880	21,846
Picton Property Income Ltd.	19,375	20,466
Schroder Real Estate Investment Trust Ltd.	18,217	12,331
Sekisui House Reit, Inc.	144	77,507
SK REITs Co. Ltd.	6,300	22,494
Star Asia Investment Corp.	90	36,709
Stockland	122,264	496,673
Stoneweg Europe Stapled Trust	13,450	24,002
Stride Property Group	17,856	14,301
Sunlight Real Estate Investment Trust	36,630	10,497
Suntec Real Estate Investment Trust	78,008	77,465
Takara Leben Real Estate Investment Corp.	32	20,361
Tokyu REIT, Inc.	32	43,301
United Urban Investment Corp.	113	137,109
WP Carey, Inc.	8,064	544,884
		5,325,639
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	90,222	2,547,869
BT Group PLC	87,946	226,385
Cellnex Telecom SA (a)	7,273	252,174
BHFTI-6

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Deutsche Telekom AG	51,329	$1,748,807
Elisa OYJ	2,092	109,769
HKT Trust & HKT Ltd.	55,578	82,275
Infrastrutture Wireless Italiane SpA	4,112	48,323
Koninklijke KPN NV	57,196	274,626
NTT, Inc.	439,441	459,517
Orange SA	27,384	444,246
Singapore Telecommunications Ltd.	109,261	349,546
Swisscom AG	381	276,593
Telecom Italia SpA (a)	156,620	81,975
Telefonica SA (b)	54,206	280,164
Telenor ASA	9,058	150,312
Telia Co. AB	34,705	132,506
Telstra Group Ltd.	57,517	183,571
Verizon Communications, Inc.	53,200	2,338,140
		9,986,798
Electric Utilities — 0.9%
Acciona SA	363	73,209
Alliant Energy Corp.	3,242	218,543
American Electric Power Co., Inc.	6,748	759,150
BKW AG	311	66,390
Chubu Electric Power Co., Inc.	10,008	139,374
CK Infrastructure Holdings Ltd.	9,405	61,803
CLP Holdings Ltd.	24,215	200,703
Constellation Energy Corp.	3,942	1,297,194
Contact Energy Ltd.	12,637	66,562
Duke Energy Corp.	9,812	1,214,235
Edison International	4,856	268,440
EDP SA	46,163	219,268
Elia Group SA	642	74,082
Endesa SA	4,672	149,289
Enel SpA	119,599	1,134,329
Entergy Corp.	5,633	524,939
Evergy, Inc.	2,904	220,762
Eversource Energy	4,627	329,165
Exelon Corp.	12,744	573,607
FirstEnergy Corp.	6,557	300,442
Fortum OYJ	6,599	124,735
Iberdrola SA	93,337	1,768,574
Kansai Electric Power Co., Inc.	13,953	199,856
NextEra Energy, Inc.	25,984	1,961,532
NRG Energy, Inc.	2,441	395,320
Origin Energy Ltd.	25,343	209,754
PG&E Corp.	27,732	418,199
Pinnacle West Capital Corp.	1,507	135,118
Power Assets Holdings Ltd.	20,583	130,442
PPL Corp. (b)	9,331	346,740
Redeia Corp. SA	5,969	115,340
Southern Co.	13,880	1,315,408
SSE PLC	16,273	381,356
Terna - Rete Elettrica Nazionale	20,698	210,259
Verbund AG	1,002	72,840
Xcel Energy, Inc.	7,462	601,810
		16,278,769
Security Description	Shares	Value
Electrical Equipment — 0.8%
ABB Ltd.	23,048	$1,661,155
AMETEK, Inc.	2,914	547,832
Eaton Corp. PLC	4,912	1,838,316
Emerson Electric Co.	7,101	931,509
Fuji Electric Co. Ltd.	1,999	136,638
Fujikura Ltd.	3,700	359,724
GE Vernova, Inc.	3,435	2,112,182
Generac Holdings, Inc. (a)	740	123,876
Hubbell, Inc.	671	288,738
Legrand SA	3,856	643,225
Mitsubishi Electric Corp.	27,987	728,598
NIDEC Corp.	12,301	218,474
Prysmian SpA	4,140	413,520
Rockwell Automation, Inc.	1,419	495,983
Schneider Electric SE	8,063	2,276,229
Siemens Energy AG (a)	9,990	1,168,110
Vestas Wind Systems AS	14,852	288,244
		14,232,353
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. - Class A	15,405	1,906,369
CDW Corp.	1,654	263,449
Corning, Inc.	9,836	806,847
Halma PLC	5,583	259,138
Hexagon AB - B Shares	30,535	366,283
Jabil, Inc.	1,354	294,048
Keyence Corp.	2,850	1,061,145
Keysight Technologies, Inc. (a)	2,172	379,926
Kyocera Corp.	18,850	256,107
Murata Manufacturing Co. Ltd.	24,520	465,326
Shimadzu Corp.	3,448	86,950
TDK Corp.	28,580	413,441
TE Connectivity PLC	3,728	818,408
Teledyne Technologies, Inc. (a)	592	346,936
Trimble, Inc. (a)	3,003	245,195
Yokogawa Electric Corp.	3,327	95,492
Zebra Technologies Corp. - Class A (a)	642	190,777
		8,255,837
Energy Equipment & Services — 0.1%
Baker Hughes Co.	12,440	606,077
Halliburton Co.	10,758	264,647
Schlumberger NV	18,825	647,015
Tenaris SA	5,519	98,783
		1,616,522
Entertainment — 0.9%
Bollore SE	10,342	58,535
Capcom Co. Ltd.	5,097	138,744
CTS Eventim AG & Co. KGaA	918	89,991
Electronic Arts, Inc.	2,841	573,030
Konami Group Corp.	1,520	219,327
Live Nation Entertainment, Inc. (a) (b)	1,990	325,166
Netflix, Inc. (a)	5,362	6,428,609
Nexon Co. Ltd.	4,856	106,751
Nintendo Co. Ltd.	16,187	1,386,681
BHFTI-7

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Entertainment—(Continued)
Spotify Technology SA (a)	2,248	$1,569,104
Take-Two Interactive Software, Inc. (a)	2,188	565,292
TKO Group Holdings, Inc.	871	175,907
Toho Co. Ltd.	1,581	101,738
Universal Music Group NV	16,184	469,726
Walt Disney Co.	22,686	2,597,547
Warner Bros Discovery, Inc. (a) (b)	31,240	610,117
		15,416,265
Financial Services — 1.8%
Adyen NV (a)	371	595,399
Apollo Global Management, Inc. (b)	5,806	773,766
Banca Mediolanum SpA	3,289	65,990
Berkshire Hathaway, Inc. - Class B (a)	23,137	11,631,895
Block, Inc. (a)	6,934	501,120
Corpay, Inc. (a)	891	256,661
Edenred SE	3,529	84,088
EXOR NV	1,375	135,004
Fidelity National Information Services, Inc.	6,591	434,611
Fiserv, Inc. (a)	6,859	884,331
Global Payments, Inc.	3,061	254,308
Groupe Bruxelles Lambert NV	1,176	105,506
Industrivarden AB - A Shares	1,743	69,455
Industrivarden AB - C Shares	2,293	91,344
Infratil Ltd.	13,689	97,863
Investor AB - B Shares	25,451	799,467
Jack Henry & Associates, Inc.	919	136,867
L E Lundbergforetagen AB - B Shares	1,118	58,260
M&G PLC	33,606	114,912
Mastercard, Inc. - Class A	10,416	5,924,725
Mitsubishi HC Capital, Inc.	12,905	106,582
Nexi SpA	8,143	46,088
ORIX Corp.	17,117	446,984
PayPal Holdings, Inc. (a)	12,055	808,408
Sofina SA	227	66,933
Visa, Inc. - Class A	21,433	7,316,798
Washington H Soul Pattinson & Co. Ltd.	3,517	89,729
Wise PLC - Class A (a)	9,801	136,861
		32,033,955
Food Products — 0.6%
Ajinomoto Co., Inc.	13,322	382,180
Archer-Daniels-Midland Co.	6,062	362,144
Associated British Foods PLC	4,753	131,096
Barry Callebaut AG	52	71,435
Bunge Global SA	1,767	143,569
Campbell's Co. (b)	2,483	78,413
Chocoladefabriken Lindt & Spruengli AG	2	301,320
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	14	214,596
Conagra Brands, Inc.	6,045	110,684
Danone SA	9,519	829,337
General Mills, Inc.	6,747	340,184
Hershey Co.	1,869	349,596
Hormel Foods Corp.	3,677	90,969
J.M. Smucker Co.	1,346	146,175
Security Description	Shares	Value
Food Products—(Continued)
JDE Peet's NV	2,513	$92,038
Kellanova	3,392	278,212
Kerry Group PLC - Class A	2,408	216,848
Kikkoman Corp. (b)	9,993	84,712
Kraft Heinz Co.	10,753	280,008
Lamb Weston Holdings, Inc.	1,758	102,105
Lotus Bakeries NV	6	56,577
McCormick & Co., Inc.	3,193	213,643
MEIJI Holdings Co. Ltd.	3,518	72,943
Mondelez International, Inc. - Class A	16,327	1,019,948
Mowi ASA	6,846	145,145
Nestle SA	37,889	3,480,415
Nissin Foods Holdings Co. Ltd. (b)	2,835	53,409
Orkla ASA	10,312	107,903
Salmar ASA	984	52,679
Tyson Foods, Inc. - Class A	3,606	195,806
WH Group Ltd.	125,898	136,841
Wilmar International Ltd.	28,157	62,302
Yakult Honsha Co. Ltd. (b)	3,627	59,132
		10,262,364
Gas Utilities — 0.1%
APA Group	19,188	112,781
Atmos Energy Corp. (b)	2,025	345,769
Hong Kong & China Gas Co. Ltd.	164,278	142,800
Osaka Gas Co. Ltd.	5,315	154,062
Snam SpA	29,665	178,250
Tokyo Gas Co. Ltd.	4,595	163,508
		1,097,170
Ground Transportation — 0.4%
Central Japan Railway Co.	11,320	324,972
CSX Corp.	23,523	835,302
East Japan Railway Co.	14,229	348,676
Grab Holdings Ltd. - Class A (a)	34,906	210,134
Hankyu Hanshin Holdings, Inc.	3,535	104,279
JB Hunt Transport Services, Inc.	965	129,474
MTR Corp. Ltd.	22,500	76,316
Norfolk Southern Corp.	2,831	850,461
Old Dominion Freight Line, Inc.	2,334	328,580
Tokyo Metro Co. Ltd.	4,300	49,313
Tokyu Corp. (b)	7,367	89,901
Uber Technologies, Inc. (a)	26,313	2,577,885
Union Pacific Corp.	7,483	1,768,757
West Japan Railway Co.	6,209	136,113
		7,830,163
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	21,961	2,941,456
Alcon AG	7,348	550,404
Align Technology, Inc. (a)	851	106,562
Baxter International, Inc.	6,481	147,572
Becton Dickinson & Co.	3,617	676,994
BioMerieux	609	81,680
Boston Scientific Corp. (a)	18,696	1,825,291
Cochlear Ltd.	962	177,960
BHFTI-8

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Coloplast AS - Class B	1,855	$158,777
Cooper Cos., Inc. (a)	2,517	172,566
Demant AS (a)	1,258	43,610
Dexcom, Inc. (a)	4,948	332,951
Edwards Lifesciences Corp. (a)	7,408	576,120
EssilorLuxottica SA	4,427	1,443,981
Fisher & Paykel Healthcare Corp. Ltd.	8,625	185,148
GE HealthCare Technologies, Inc.	5,761	432,651
Hologic, Inc. (a)	2,806	189,377
Hoya Corp.	5,061	699,129
IDEXX Laboratories, Inc. (a)	1,009	644,640
Insulet Corp. (a)	888	274,152
Intuitive Surgical, Inc. (a)	4,523	2,022,821
Koninklijke Philips NV	11,330	310,165
Medtronic PLC	16,167	1,539,745
Olympus Corp.	16,749	212,205
ResMed, Inc.	1,847	505,579
Siemens Healthineers AG	4,977	269,253
Smith & Nephew PLC	12,242	220,576
Solventum Corp. (a)	1,860	135,780
Sonova Holding AG	746	204,406
STERIS PLC	1,243	307,568
Straumann Holding AG	1,642	175,977
Stryker Corp.	4,341	1,604,738
Sysmex Corp.	7,417	91,975
Terumo Corp.	19,566	322,913
Zimmer Biomet Holdings, Inc.	2,500	246,250
		19,830,972
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.	3,013	472,921
Cencora, Inc.	2,446	764,448
Centene Corp. (a)	5,887	210,048
Chartwell Retirement Residences	10,722	155,472
Cigna Group	3,368	970,826
CVS Health Corp.	16,003	1,206,466
DaVita, Inc. (a) (b)	451	59,924
Elevance Health, Inc.	2,841	917,984
Fresenius Medical Care AG	3,237	169,851
Fresenius SE & Co. KGaA	6,213	346,008
HCA Healthcare, Inc.	2,067	880,956
Henry Schein, Inc. (a)	1,301	86,347
Humana, Inc.	1,518	394,938
Labcorp Holdings, Inc.	1,049	301,126
McKesson Corp.	1,569	1,212,115
Molina Healthcare, Inc. (a)	684	130,890
NMC Health PLC (a) (c) (d)	8,180	0
Quest Diagnostics, Inc.	1,411	268,908
Sigma Healthcare Ltd.	67,923	133,690
Sonic Healthcare Ltd.	6,907	98,012
UnitedHealth Group, Inc.	11,428	3,946,089
Universal Health Services, Inc. - Class B	711	145,357
		12,872,376
Health Care REITs — 0.6%
Aedifica SA	1,771	131,463
Security Description	Shares	Value
Health Care REITs—(Continued)
Alexandria Real Estate Equities, Inc.	8,345	$695,472
American Healthcare REIT, Inc. (b)	5,863	246,305
CareTrust REIT, Inc.	7,848	272,169
Cofinimmo SA	1,420	123,329
Health Care & Medical Investment Corp.	12	9,427
Healthcare Realty Trust, Inc.	12,208	220,110
Healthpeak Properties, Inc.	34,606	662,705
Life Science REIT PLC	10,664	5,252
LTC Properties, Inc. (b)	1,667	61,446
Medical Properties Trust, Inc. (b)	18,561	94,104
National Health Investors, Inc.	1,702	135,309
Northwest Healthcare Properties Real Estate Investment Trust	8,191	29,958
Omega Healthcare Investors, Inc.	10,684	451,079
Parkway Life Real Estate Investment Trust	16,150	51,644
Primary Health Properties PLC	93,617	115,204
Sabra Health Care REIT, Inc.	8,756	163,212
Sila Realty Trust, Inc. (b)	2,049	51,430
Target Healthcare REIT PLC	23,111	30,034
Ventas, Inc.	22,588	1,580,934
Welltower, Inc.	33,336	5,938,475
		11,069,061
Health Care Technology — 0.0%
M3, Inc.	6,540	107,525
Pro Medicus Ltd.	845	172,946
		280,471
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	8,247	99,046
CapitaLand Ascott Trust	97,458	70,302
CDL Hospitality Trusts	29,644	18,501
DiamondRock Hospitality Co.	7,593	60,440
Far East Hospitality Trust	35,060	16,456
Hoshino Resorts REIT, Inc.	20	36,409
Host Hotels & Resorts, Inc.	33,580	571,532
Invincible Investment Corp.	270	123,202
Japan Hotel REIT Investment Corp.	180	108,529
Park Hotels & Resorts, Inc.	7,306	80,950
Pebblebrook Hotel Trust	4,329	49,307
RLJ Lodging Trust (b)	5,466	39,355
Ryman Hospitality Properties, Inc.	2,275	203,817
Sunstone Hotel Investors, Inc.	7,013	65,712
Xenia Hotels & Resorts, Inc.	3,643	49,982
		1,593,540
Hotels, Restaurants & Leisure — 1.0%
Accor SA	2,883	136,582
Airbnb, Inc. - Class A (a)	5,414	657,368
Amadeus IT Group SA	6,625	524,348
Aristocrat Leisure Ltd.	8,256	383,439
Booking Holdings, Inc.	409	2,208,301
Carnival Corp. (a)	13,699	396,038
Chipotle Mexican Grill, Inc. (a)	16,919	663,056
Compass Group PLC	24,961	850,410
Darden Restaurants, Inc.	1,477	281,162
Delivery Hero SE (a)	2,826	81,188
BHFTI-9

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Domino's Pizza, Inc.	394	$170,094
DoorDash, Inc. - Class A (a)	4,671	1,270,465
Entain PLC	8,937	104,766
Evolution AB	2,105	172,767
Expedia Group, Inc.	1,491	318,701
FDJ UNITED	1,635	54,786
Galaxy Entertainment Group Ltd.	31,915	176,085
Genting Singapore Ltd.	86,487	49,253
Hilton Worldwide Holdings, Inc.	2,968	770,018
InterContinental Hotels Group PLC	2,161	261,912
Las Vegas Sands Corp.	3,898	209,673
Lottery Corp. Ltd.	32,266	125,816
Marriott International, Inc. - Class A	2,843	740,431
McDonald's Corp.	9,004	2,736,226
MGM Resorts International (a)	2,576	89,284
Norwegian Cruise Line Holdings Ltd. (a)	5,702	140,440
Oriental Land Co. Ltd. (b)	15,924	382,754
PPHE Hotel Group Ltd.	866	15,930
Royal Caribbean Cruises Ltd.	3,187	1,031,250
Sands China Ltd.	35,525	99,241
Sodexo SA	1,301	81,905
Starbucks Corp. (b)	14,343	1,213,418
Whitbread PLC	2,573	112,014
Wynn Resorts Ltd.	1,065	136,608
Yum! Brands, Inc.	3,502	532,304
Zensho Holdings Co. Ltd.	1,463	95,772
		17,273,805
Household Durables — 0.3%
Barratt Redrow PLC	20,120	105,672
DR Horton, Inc.	3,498	592,806
Garmin Ltd.	2,065	508,444
Lennar Corp. - Class A	2,872	361,987
Mohawk Industries, Inc. (a)	659	84,958
NVR, Inc. (a)	36	289,248
Panasonic Holdings Corp.	34,263	372,147
PulteGroup, Inc.	2,489	328,872
Sekisui House Ltd.	8,735	198,537
Sony Group Corp.	90,459	2,595,740
		5,438,411
Household Products — 0.4%
Church & Dwight Co., Inc.	3,074	269,375
Clorox Co.	1,543	190,252
Colgate-Palmolive Co.	10,198	815,228
Essity AB - Class B	8,859	231,692
Henkel AG & Co. KGaA	1,529	113,415
Kimberly-Clark Corp.	4,186	520,487
Procter & Gamble Co.	29,555	4,541,126
Reckitt Benckiser Group PLC	9,988	771,380
Unicharm Corp.	16,412	107,010
		7,559,965
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	8,984	118,230
EDP Renovaveis SA	4,638	61,260
Security Description	Shares	Value
Independent Power and Renewable Electricity Producers—(Continued)
Meridian Energy Ltd.	19,235	$62,139
Orsted AS (a)	7,772	139,674
RWE AG	9,298	412,935
Vistra Corp.	4,023	788,186
		1,582,424
Industrial Conglomerates — 0.5%
3M Co.	6,721	1,042,965
CK Hutchison Holdings Ltd.	39,402	260,038
DCC PLC (b)	1,444	93,177
Hikari Tsushin, Inc.	250	69,701
Hitachi Ltd.	67,347	1,768,533
Honeywell International, Inc.	8,011	1,686,316
Investment AB Latour - B Shares	2,178	51,859
Jardine Matheson Holdings Ltd.	2,360	149,271
Keppel Ltd.	21,590	149,284
Lifco AB - B Shares	3,429	116,581
Sekisui Chemical Co. Ltd.	5,541	103,035
Siemens AG	11,176	3,015,488
Smiths Group PLC	4,865	155,195
Swire Pacific Ltd. - Class A	5,365	45,528
		8,706,971
Industrial REITs — 0.7%
AIMS APAC REIT	22,300	23,510
Americold Realty Trust, Inc.	10,607	129,830
ARGAN SA	611	45,763
CapitaLand Ascendas REIT	196,630	426,298
Centuria Industrial REIT	23,380	54,084
CRE Logistics REIT, Inc.	21	21,603
Dexus Industria REIT	11,827	22,390
Dream Industrial Real Estate Investment Trust (b)	10,603	94,701
EastGroup Properties, Inc.	1,970	333,442
ESR Kendall Square REIT Co. Ltd.	6,197	20,001
ESR-REIT	20,565	44,667
First Industrial Realty Trust, Inc.	4,761	245,049
Frasers Logistics & Commercial Trust	103,050	76,087
GLP J-Reit	163	150,442
Goodman Group	103,685	2,257,524
Goodman Property Trust	35,888	44,309
Granite Real Estate Investment Trust	2,244	124,688
Industrial & Infrastructure Fund Investment Corp.	88	80,812
Innovative Industrial Properties, Inc.	1,023	54,812
Japan Logistics Fund, Inc.	96	63,476
LaSalle Logiport REIT	61	59,189
Lineage, Inc. (b)	2,628	101,546
LondonMetric Property PLC	82,307	201,487
LXP Industrial Trust	10,736	96,195
Mapletree Industrial Trust	77,202	127,638
Mapletree Logistics Trust	126,029	122,275
Mitsubishi Estate Logistics REIT Investment Corp.	49	40,320
Mitsui Fudosan Logistics Park, Inc.	111	79,817
Montea NV	775	62,602
Nippon Prologis REIT, Inc.	267	155,999
Prologis, Inc.	46,219	5,293,000
Rexford Industrial Realty, Inc.	8,817	362,467
BHFTI-10

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial REITs—(Continued)
Segro PLC	69,102	$611,458
SOSiLA Logistics REIT, Inc.	24	19,258
STAG Industrial, Inc.	6,945	245,089
Terreno Realty Corp.	3,766	213,720
Tritax Big Box REIT PLC	91,225	177,424
Warehouses De Pauw CVA	6,867	172,371
		12,455,343
Insurance — 1.8%
Admiral Group PLC	3,830	173,163
Aegon Ltd.	19,451	157,053
Aflac, Inc.	6,074	678,466
Ageas SA	2,195	152,394
AIA Group Ltd.	156,327	1,498,432
Allianz SE	5,679	2,387,125
Allstate Corp.	3,325	713,711
American International Group, Inc.	6,990	548,995
Aon PLC - Class A	2,721	970,254
Arch Capital Group Ltd.	4,690	425,524
Arthur J Gallagher & Co.	3,235	1,002,009
ASR Nederland NV	2,132	145,095
Assurant, Inc.	637	137,974
Aviva PLC	44,957	416,307
AXA SA	26,063	1,247,920
Baloise Holding AG	606	149,949
Brown & Brown, Inc.	3,697	346,742
Chubb Ltd.	4,678	1,320,365
Cincinnati Financial Corp.	1,962	310,192
Dai-ichi Life Holdings, Inc.	51,676	406,528
Erie Indemnity Co. - Class A	321	102,129
Everest Group Ltd.	529	185,272
Generali	12,535	492,547
Gjensidige Forsikring ASA	2,942	86,462
Globe Life, Inc.	1,022	146,115
Hannover Rueck SE	887	267,514
Hartford Insurance Group, Inc.	3,548	473,268
Helvetia Holding AG	546	133,868
Insurance Australia Group Ltd.	34,796	188,439
Japan Post Holdings Co. Ltd.	26,196	260,069
Japan Post Insurance Co. Ltd.	2,708	76,669
Legal & General Group PLC	84,348	271,093
Loews Corp.	2,146	215,437
Marsh & McLennan Cos., Inc.	6,203	1,250,091
Medibank Pvt Ltd.	40,512	129,004
MetLife, Inc. (e)	7,049	580,626
MS&AD Insurance Group Holdings, Inc.	18,888	428,506
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,921	1,227,434
NN Group NV	3,956	279,306
Phoenix Financial Ltd.	3,324	124,527
Phoenix Group Holdings PLC	10,334	89,688
Poste Italiane SpA	6,725	159,496
Principal Financial Group, Inc.	2,558	212,084
Progressive Corp.	7,397	1,826,689
Prudential Financial, Inc.	4,441	460,709
Prudential PLC	37,968	534,458
QBE Insurance Group Ltd.	22,208	302,942
Security Description	Shares	Value
Insurance—(Continued)
Sampo OYJ - A Shares	35,607	$409,846
Sompo Holdings, Inc.	13,002	401,563
Sony Financial Group, Inc. (a)	90,459	100,316
Suncorp Group Ltd.	15,930	214,345
Swiss Life Holding AG	420	452,707
Swiss Re AG	4,393	814,104
T&D Holdings, Inc.	7,221	176,476
Talanx AG	950	126,316
Tokio Marine Holdings, Inc.	27,065	1,145,001
Travelers Cos., Inc.	2,841	793,264
Tryg AS	4,946	125,689
Unipol Assicurazioni SpA	5,277	113,356
W.R. Berkley Corp.	3,776	289,317
Willis Towers Watson PLC	1,231	425,249
Zurich Insurance Group AG	2,152	1,536,039
		30,816,228
Interactive Media & Services — 3.0%
Alphabet, Inc. - Class A	73,397	17,842,811
Alphabet, Inc. - Class C	58,922	14,350,453
Auto Trader Group PLC	12,833	136,163
CAR Group Ltd.	5,558	135,541
LY Corp.	40,889	131,861
Match Group, Inc.	3,036	107,231
Meta Platforms, Inc. - Class A	27,349	20,084,559
REA Group Ltd.	777	119,121
Scout24 SE	1,103	138,101
		53,045,841
IT Services — 0.5%
Accenture PLC - Class A	7,859	1,938,029
Akamai Technologies, Inc. (a)	1,809	137,050
Capgemini SE	2,394	348,368
Cognizant Technology Solutions Corp. - Class A	6,162	413,285
EPAM Systems, Inc. (a)	703	106,005
Fujitsu Ltd.	25,923	609,511
Gartner, Inc. (a)	956	251,304
GoDaddy, Inc. - Class A (a)	1,747	239,042
International Business Machines Corp.	11,754	3,316,509
NEC Corp.	19,055	609,171
NEXTDC Ltd. (a)	23,681	266,289
Nomura Research Institute Ltd.	5,541	212,529
Obic Co. Ltd.	4,776	166,724
Otsuka Corp.	3,323	69,415
SCSK Corp.	2,310	69,231
SUNeVision Holdings Ltd.	22,760	20,093
TIS, Inc.	3,105	102,435
VeriSign, Inc.	1,061	296,624
Wix.com Ltd. (a)	819	145,479
		9,317,093
Leisure Products — 0.0%
Bandai Namco Holdings, Inc.	8,597	285,765
Hasbro, Inc.	1,681	127,504
BHFTI-11

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Leisure Products—(Continued)
Shimano, Inc.	1,079	$122,598
		535,867
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	3,584	460,007
Bio-Techne Corp.	1,978	110,036
Charles River Laboratories International, Inc. (a)	621	97,162
Danaher Corp.	8,041	1,594,209
Eurofins Scientific SE	1,742	126,820
IQVIA Holdings, Inc. (a)	2,145	407,421
Lonza Group AG	1,033	693,285
Mettler-Toledo International, Inc. (a)	260	319,179
Qiagen NV	3,186	141,503
Revvity, Inc.	1,465	128,407
Sartorius Stedim Biotech	429	86,853
Thermo Fisher Scientific, Inc.	4,765	2,311,120
Waters Corp. (a)	751	225,157
West Pharmaceutical Services, Inc.	907	237,933
		6,939,092
Machinery — 1.1%
Alfa Laval AB	4,256	195,234
Alstom SA (a)	5,097	133,933
Atlas Copco AB - A Shares	39,499	672,595
Atlas Copco AB - B Shares	22,956	346,384
Caterpillar, Inc.	5,911	2,820,434
Cummins, Inc.	1,739	734,501
Daifuku Co. Ltd.	4,764	152,390
Daimler Truck Holding AG	6,988	287,940
Deere & Co.	3,178	1,453,172
Dover Corp.	1,730	288,616
Epiroc AB - A Shares	9,695	204,740
Epiroc AB - B Shares	5,736	108,556
FANUC Corp.	13,768	392,319
Fortive Corp.	4,269	209,138
GEA Group AG	2,155	159,204
IDEX Corp.	950	154,622
IHI Corp.	15,400	286,436
Illinois Tool Works, Inc.	3,347	872,764
Indutrade AB	4,019	92,536
Ingersoll Rand, Inc.	4,564	377,078
Kawasaki Heavy Industries Ltd.	2,200	144,796
Knorr-Bremse AG	1,067	100,200
Komatsu Ltd.	13,978	486,384
Kone OYJ - Class B	4,999	341,069
Kubota Corp.	14,439	181,425
Makita Corp.	3,264	105,834
Metso OYJ	9,755	134,416
Minebea Mitsumi, Inc.	5,332	100,259
Mitsubishi Heavy Industries Ltd.	47,109	1,230,959
Nordson Corp.	677	153,645
Otis Worldwide Corp.	4,952	452,761
PACCAR, Inc.	6,626	651,468
Parker-Hannifin Corp.	1,612	1,222,138
Pentair PLC	2,068	229,052
Rational AG	75	57,160
Security Description	Shares	Value
Machinery—(Continued)
Sandvik AB	15,680	$439,103
Schindler Holding AG	345	124,733
Schindler Holding AG (Participation Certificate)	599	227,724
SKF AB - B Shares	5,018	125,217
SMC Corp.	809	247,561
Snap-on, Inc.	658	228,017
Spirax Group PLC	1,083	99,908
Stanley Black & Decker, Inc.	1,953	145,167
Techtronic Industries Co. Ltd.	21,429	274,919
Toyota Industries Corp.	2,372	266,943
Trelleborg AB - B Shares	2,984	111,857
VAT Group AG	397	157,979
Volvo AB - B Shares	23,361	673,699
Wartsila OYJ Abp	7,399	221,577
Westinghouse Air Brake Technologies Corp.	2,157	432,414
Xylem, Inc.	3,071	452,973
Yangzijiang Shipbuilding Holdings Ltd.	38,000	99,572
		19,863,521
Marine Transportation — 0.1%
AP Moller - Maersk AS - Class A	43	84,181
AP Moller - Maersk AS - Class B	58	113,742
Kawasaki Kisen Kaisha Ltd. (b)	5,157	73,350
Kuehne & Nagel International AG	711	133,033
Mitsui OSK Lines Ltd. (b)	5,067	154,073
Nippon Yusen KK	6,417	218,937
SITC International Holdings Co. Ltd.	19,964	76,908
		854,224
Media — 0.2%
Charter Communications, Inc. - Class A (a) (b)	1,172	322,423
Comcast Corp. - Class A	46,468	1,460,025
Fox Corp. - Class A	2,649	167,046
Fox Corp. - Class B	1,665	95,388
Informa PLC	19,198	237,250
Interpublic Group of Cos., Inc.	4,621	128,972
News Corp. - Class A	4,750	145,872
News Corp. - Class B	1,403	48,474
Omnicom Group, Inc.	2,444	199,259
Paramount Skydance Corp. - Class B (b)	3,896	73,712
Publicis Groupe SA	3,366	323,092
Trade Desk, Inc. - Class A (a)	5,623	275,583
WPP PLC	15,868	79,293
		3,556,389
Metals & Mining — 0.6%
Anglo American PLC	16,459	619,680
Antofagasta PLC	5,801	216,090
ArcelorMittal SA	6,898	249,277
BHP Group Ltd.	74,645	2,085,685
BlueScope Steel Ltd.	6,452	97,089
Boliden AB (a)	4,181	170,640
Evolution Mining Ltd.	29,455	212,199
Fortescue Ltd.	24,906	308,955
Freeport-McMoRan, Inc.	18,116	710,509
Fresnillo PLC	3,252	103,241
BHFTI-12

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining—(Continued)
Glencore PLC (a)	149,069	$688,885
JFE Holdings, Inc.	8,435	103,764
Newmont Corp.	13,860	1,168,537
Nippon Steel Corp.	71,200	292,930
Norsk Hydro ASA	20,373	138,061
Northern Star Resources Ltd.	19,959	314,776
Nucor Corp.	2,896	392,205
Rio Tinto Ltd.	5,459	441,357
Rio Tinto PLC	16,596	1,093,679
South32 Ltd.	66,248	120,278
Steel Dynamics, Inc.	1,746	243,445
Sumitomo Metal Mining Co. Ltd.	3,594	115,938
		9,887,220
Multi-Utilities — 0.4%
Ameren Corp.	3,412	356,145
CenterPoint Energy, Inc.	8,238	319,634
Centrica PLC	71,433	160,035
CMS Energy Corp.	3,777	276,703
Consolidated Edison, Inc.	4,551	457,467
Dominion Energy, Inc.	10,768	658,679
DTE Energy Co.	2,619	370,405
E.ON SE	33,014	620,736
Engie SA	26,858	576,120
National Grid PLC	72,078	1,039,119
NiSource, Inc.	5,941	257,245
Public Service Enterprise Group, Inc.	6,297	525,548
Sembcorp Industries Ltd.	13,635	63,783
Sempra (b)	8,233	740,805
Veolia Environnement SA	9,261	316,398
WEC Energy Group, Inc.	4,061	465,350
		7,204,172
Office REITs — 0.2%
Abacus Group	15,541	12,715
Allied Properties Real Estate Investment Trust (b)	4,701	70,057
Brandywine Realty Trust	6,340	26,438
BXP, Inc.	7,751	576,209
Centuria Office REIT	18,413	14,616
Champion REIT	64,376	17,721
COPT Defense Properties	4,197	121,965
Cousins Properties, Inc.	6,208	179,660
Cromwell Property Group	60,536	18,250
Daiwa Office Investment Corp.	19	46,894
Derwent London PLC	3,955	93,177
Dexus	39,217	186,582
Douglas Emmett, Inc.	5,966	92,891
Easterly Government Properties, Inc.	1,522	34,899
Empire State Realty Trust, Inc. - Class A	5,082	38,928
Gecina SA	2,579	258,511
Global One Real Estate Investment Corp.	35	33,843
Great Portland Estates PLC	14,416	61,891
Helical PLC	3,913	10,803
Highwoods Properties, Inc.	3,944	125,498
Ichigo Office REIT Investment Corp.	34	21,714
Inmobiliaria Colonial Socimi SA	13,216	86,538
Security Description	Shares	Value
Office REITs—(Continued)
Japan Excellent, Inc.	41	$40,255
Japan Prime Realty Investment Corp.	133	92,725
Japan Real Estate Investment Corp.	249	209,661
JBG SMITH Properties	2,298	51,131
JR Global Reit	6,948	14,829
Keppel REIT	88,072	69,001
Kilroy Realty Corp. (b)	4,363	184,337
Mori Hills REIT Investment Corp.	52	50,276
Nippon Building Fund, Inc.	409	385,913
NSI NV	546	13,697
One REIT, Inc.	24	14,412
Orix JREIT, Inc.	195	132,114
Paramount Group, Inc. (a)	6,878	44,982
Piedmont Realty Trust, Inc. - Class A	4,577	41,193
Precinct Properties Group	52,074	39,824
Prosperity REIT	47,920	8,620
Regional REIT Ltd.	4,754	7,568
Sankei Real Estate, Inc.	15	10,239
Shinhan Alpha REIT Co. Ltd.	4,280	17,031
SL Green Realty Corp.	2,646	158,257
Vornado Realty Trust	6,561	265,917
Workspace Group PLC	4,852	25,884
		4,007,666
Oil, Gas & Consumable Fuels — 1.6%
Aker BP ASA	4,648	118,267
APA Corp.	4,514	109,600
BP PLC	233,228	1,337,899
Chevron Corp.	24,283	3,770,907
ConocoPhillips	15,759	1,490,644
Coterra Energy, Inc.	9,629	227,726
Devon Energy Corp.	8,010	280,831
Diamondback Energy, Inc.	2,374	339,719
ENEOS Holdings, Inc.	39,832	252,875
Eni SpA (b)	30,078	525,215
EOG Resources, Inc. (b)	6,889	772,395
EQT Corp.	7,874	428,582
Equinor ASA	11,281	275,933
Expand Energy Corp.	3,005	319,251
Exxon Mobil Corp.	53,792	6,065,048
Galp Energia SGPS SA	6,138	116,385
Idemitsu Kosan Co. Ltd.	11,381	78,183
Inpex Corp.	12,950	232,918
Kinder Morgan, Inc.	24,673	698,493
Marathon Petroleum Corp.	3,836	739,351
Neste OYJ	6,223	114,014
Occidental Petroleum Corp.	9,068	428,463
OMV AG	2,166	115,507
ONEOK, Inc.	7,946	579,820
Phillips 66 Co.	5,099	693,566
Repsol SA	17,022	302,110
Santos Ltd.	47,765	213,923
Shell PLC	86,655	3,085,228
Targa Resources Corp.	2,715	454,871
Texas Pacific Land Corp.	244	227,808
TotalEnergies SE	30,192	1,842,345
BHFTI-13

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Valero Energy Corp.	3,920	$667,419
Williams Cos., Inc.	15,408	976,097
Woodside Energy Group Ltd.	27,924	419,438
		28,300,831
Paper & Forest Products — 0.0%
Holmen AB - B Shares	1,121	42,572
Mondi PLC	6,493	89,922
Stora Enso OYJ - R Shares (b)	8,567	94,272
Svenska Cellulosa AB SCA - Class B	8,936	118,393
UPM-Kymmene OYJ	7,763	212,579
		557,738
Passenger Airlines — 0.1%
ANA Holdings, Inc.	2,359	45,655
Delta Air Lines, Inc.	8,184	464,442
Deutsche Lufthansa AG	8,826	74,799
International Consolidated Airlines Group SA	18,282	95,887
Japan Airlines Co. Ltd.	2,139	43,202
Qantas Airways Ltd.	10,906	79,080
Ryanair Holdings PLC	12,483	365,186
Singapore Airlines Ltd.	22,047	111,716
Southwest Airlines Co. (b)	6,627	211,468
United Airlines Holdings, Inc. (a)	4,085	394,202
		1,885,637
Personal Care Products — 0.3%
Beiersdorf AG	1,432	149,820
Estee Lauder Cos., Inc. - Class A	2,955	260,395
Kao Corp.	6,886	300,116
Kenvue, Inc.	24,214	392,993
L'Oreal SA	3,536	1,532,158
Shiseido Co. Ltd.	5,854	100,139
Unilever PLC	36,055	2,131,288
		4,866,909
Pharmaceuticals — 2.4%
Astellas Pharma, Inc.	26,583	289,918
AstraZeneca PLC	22,803	3,483,233
Bayer AG	14,448	479,044
Bristol-Myers Squibb Co.	25,683	1,158,303
Chugai Pharmaceutical Co. Ltd.	9,894	437,663
Daiichi Sankyo Co. Ltd.	25,049	560,655
Eisai Co. Ltd.	3,863	129,791
Eli Lilly & Co.	10,031	7,653,653
Galderma Group AG	1,924	335,931
GSK PLC	60,053	1,291,160
Haleon PLC	132,118	596,769
Hikma Pharmaceuticals PLC	2,448	56,350
Ipsen SA	555	74,714
Johnson & Johnson	30,388	5,634,543
Kyowa Kirin Co. Ltd.	3,435	53,396
Merck & Co., Inc.	31,516	2,645,138
Merck KGaA	1,901	244,525
Novartis AG	27,958	3,595,134
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Novo Nordisk AS - Class B	47,360	$2,614,069
Orion OYJ - Class B	1,601	122,634
Otsuka Holdings Co. Ltd.	6,414	342,661
Pfizer, Inc.	71,739	1,827,910
Recordati Industria Chimica e Farmaceutica SpA	1,692	102,775
Roche Holding AG	10,332	3,400,584
Roche Holding AG (Bearer Shares)	471	162,394
Sandoz Group AG	6,147	365,547
Sanofi SA	16,249	1,535,925
Shionogi & Co. Ltd.	11,090	196,138
Takeda Pharmaceutical Co. Ltd. (b)	23,391	682,871
Teva Pharmaceutical Industries Ltd. (ADR) (a)	16,869	340,754
UCB SA	1,859	514,328
Viatris, Inc.	14,711	145,639
Zoetis, Inc.	5,592	818,221
		41,892,370
Professional Services — 0.5%
Automatic Data Processing, Inc.	5,111	1,500,079
Broadridge Financial Solutions, Inc.	1,478	352,015
Bureau Veritas SA	4,674	146,757
Computershare Ltd.	7,658	183,999
Dayforce, Inc. (a)	2,015	138,813
Equifax, Inc.	1,562	400,700
Experian PLC	13,512	680,495
Intertek Group PLC	2,316	148,051
Jacobs Solutions, Inc.	1,508	225,989
Leidos Holdings, Inc.	1,619	305,926
Paychex, Inc.	4,091	518,575
Paycom Software, Inc.	632	131,544
Randstad NV	1,596	68,363
Recruit Holdings Co. Ltd.	19,591	1,051,137
RELX PLC	26,987	1,288,959
SGS SA	2,435	253,278
Teleperformance SE	793	59,119
Verisk Analytics, Inc.	1,763	443,412
Wolters Kluwer NV	3,508	478,869
		8,376,080
Real Estate Management & Development — 0.8%
abrdn European Logistics Income PLC	20,109	8,867
Allreal Holding AG	547	127,932
Amot Investments Ltd.	8,904	66,645
Aroundtown SA (a)	26,418	101,295
Atrium Ljungberg AB - B Shares	8,524	28,712
Azrieli Group Ltd.	1,986	197,381
CA Immobilien Anlagen AG	1,012	27,780
CapitaLand Investment Ltd.	118,871	248,285
Castellum AB	12,759	144,428
Catena AB	1,567	71,454
CBRE Group, Inc. - Class A (a)	3,698	582,657
Cibus Nordic Real Estate AB publ	2,866	51,634
City Developments Ltd.	14,726	79,007
Citycon OYJ	2,890	11,099
CK Asset Holdings Ltd.	28,214	136,923
Corem Property Group AB - Class B	29,602	12,989
BHFTI-14

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
CoStar Group, Inc. (a)	5,345	$450,958
Daito Trust Construction Co. Ltd.	4,140	90,805
Daiwa House Industry Co. Ltd.	8,223	295,610
Deutsche EuroShop AG	380	8,264
Deutsche Wohnen SE	1,830	46,518
Dios Fastigheter AB	3,747	26,010
Entra ASA (a)	1,642	19,595
Fabege AB	7,011	59,374
Fastighets AB Balder - B Shares (a)	36,324	260,946
FastPartner AB - Class A	1,744	9,390
Grainger PLC	26,137	68,265
Grand City Properties SA	2,538	33,507
Heba Fastighets AB - Class B	2,746	9,268
Heiwa Real Estate Co. Ltd.	1,467	23,444
Henderson Land Development Co. Ltd.	70,623	249,293
Hiag Immobilien Holding AG	156	21,870
Hongkong Land Holdings Ltd.	54,022	341,851
Hufvudstaden AB - A Shares	3,771	50,867
Hulic Co. Ltd.	24,034	263,412
Hysan Development Co. Ltd.	22,119	45,190
Intea Fastigheter AB	2,355	17,403
Intershop Holding AG	200	39,402
Kennedy-Wilson Holdings, Inc. (b)	4,454	37,057
Kojamo OYJ (a)	5,668	72,260
LEG Immobilien SE	3,887	309,017
Lifestyle Communities Ltd. (a)	3,566	13,579
Logistea AB - Class B	8,497	13,874
Melisron Ltd.	898	108,573
Mitsubishi Estate Co. Ltd.	57,344	1,320,553
Mitsui Fudosan Co. Ltd.	136,069	1,486,446
Mobimo Holding AG	270	110,914
Neobo Fastigheter AB (a)	3,008	5,377
New World Development Co. Ltd. (a)	51,176	51,504
Nomura Real Estate Holdings, Inc.	19,413	123,791
NP3 Fastigheter AB	1,170	31,266
Nyfosa AB	5,930	51,821
Pandox AB	3,939	75,473
Peach Property Group AG (a)	1,619	12,956
Platzer Fastigheter Holding AB - Class B	2,335	17,119
PSP Swiss Property AG	1,699	292,151
Public Property Invest AS	7,467	17,552
Sagax AB - Class B	11,167	233,549
Samhallsbyggnadsbolaget i Norden AB (a)	37,643	20,596
Sino Land Co. Ltd.	188,053	238,076
Sirius Real Estate Ltd.	55,064	72,514
StorageVault Canada, Inc.	8,315	30,889
Sumitomo Realty & Development Co. Ltd.	16,612	732,867
Sun Hung Kai Properties Ltd.	73,455	881,022
Sveafastigheter AB (a)	2,640	11,367
Swedish Logistic Property AB - Class B (a)	6,278	27,435
Swire Properties Ltd.	36,429	103,643
Swiss Prime Site AG	4,061	568,366
TAG Immobilien AG	6,231	107,728
Tokyo Tatemono Co. Ltd.	7,176	143,666
UOL Group Ltd.	16,955	102,646
VGP NV	499	56,007
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
Vonovia SE	37,231	$1,161,993
Wallenstam AB - Class B	12,990	60,366
Wharf Holdings Ltd.	16,121	46,080
Wharf Real Estate Investment Co. Ltd.	82,424	243,738
Wihlborgs Fastigheter AB	10,031	98,161
		13,420,322
Residential REITs — 0.5%
Advance Residence Investment Corp.	97	108,963
Altarea SCA	249	30,735
American Homes 4 Rent - Class A	12,711	422,641
Apartment Investment & Management Co. - Class A	4,861	38,548
AvalonBay Communities, Inc.	7,085	1,368,609
Boardwalk Real Estate Investment Trust	1,503	74,659
Camden Property Trust	5,347	570,953
Canadian Apartment Properties REIT	5,837	170,702
Care Property Invest NV	1,377	18,885
Centerspace	620	36,518
Comforia Residential REIT, Inc.	24	52,746
Daiwa Securities Living Investments Corp.	71	51,563
Elme Communities	3,241	54,643
Empiric Student Property PLC	24,731	30,854
Equity LifeStyle Properties, Inc.	7,148	433,884
Equity Residential	18,476	1,195,951
Essex Property Trust, Inc.	3,184	852,229
Home Invest Belgium SA	364	8,405
Home REIT PLC (a) (c) (d)	72,879	0
Independence Realty Trust, Inc.	8,664	142,003
Ingenia Communities Group	15,050	54,245
InterRent Real Estate Investment Trust	4,980	47,843
Invitation Homes, Inc.	29,879	876,351
Irish Residential Properties REIT PLC	18,893	21,735
Killam Apartment Real Estate Investment Trust (b)	4,409	56,930
Mid-America Apartment Communities, Inc.	5,806	811,272
Mitsui Fudosan Accommodations Fund, Inc.	87	77,665
NexPoint Residential Trust, Inc.	828	26,678
PRS REIT PLC	18,788	28,340
Residential Secure Income PLC	6,863	5,319
Samty Residential Investment Corp.	13	10,090
Social Housing Reit PLC	14,105	13,359
Starts Proceed Investment Corp.	8	11,215
Sun Communities, Inc.	4,701	606,429
UDR, Inc.	16,096	599,737
UMH Properties, Inc.	2,927	43,466
UNITE Group PLC	15,752	152,455
Veris Residential, Inc.	2,907	44,186
Xior Student Housing NV	1,377	47,421
		9,198,227
Retail REITs — 0.8%
Acadia Realty Trust (b)	4,860	97,928
AEON REIT Investment Corp.	63	55,231
Agree Realty Corp. (b)	4,027	286,078
Ascencio	220	13,252
Brixmor Property Group, Inc.	11,326	313,504
BWP Property Group Ltd.	20,492	50,529
BHFTI-15

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Retail REITs—(Continued)
Carmila SA (a)	2,346	$48,629
Charter Hall Retail REIT	21,083	57,751
Choice Properties Real Estate Investment Trust (b)	10,290	108,689
Crombie Real Estate Investment Trust	4,019	43,520
Curbline Properties Corp.	3,585	79,946
Eurocommercial Properties NV	1,581	49,482
Federal Realty Investment Trust	4,156	421,044
First Capital Real Estate Investment Trust (b)	7,882	111,969
Fortune Real Estate Investment Trust	56,620	36,751
Frasers Centrepoint Trust	47,580	85,563
Frontier Real Estate Investment Corp.	91	54,945
Fukuoka REIT Corp.	27	34,561
Getty Realty Corp. (b)	1,950	52,319
Hamborner REIT AG	2,663	17,761
Hammerson PLC	17,414	68,530
HomeCo Daily Needs REIT	65,539	58,851
Immobiliare Grande Distribuzione SIIQ SpA	2,020	8,197
InvenTrust Properties Corp.	2,873	82,225
Japan Metropolitan Fund Invest (b)	249	191,457
Kimco Realty Corp.	33,406	729,921
Kite Realty Group Trust	8,133	181,366
Kiwi Property Group Ltd.	52,312	32,043
Klepierre SA	10,885	423,994
Lendlease Global Commercial REIT	63,044	30,560
Link REIT	134,485	691,759
LOTTE REIT Co. Ltd.	5,558	15,436
Macerich Co.	9,353	170,225
Mercialys SA	3,466	44,643
NETSTREIT Corp. (b)	3,493	63,084
NewRiver REIT PLC	14,001	13,488
NNN REIT, Inc. (b)	6,956	296,117
Phillips Edison & Co., Inc.	4,650	159,635
Primaris Real Estate Investment Trust	3,977	43,808
Realty Income Corp.	45,184	2,746,735
Regency Centers Corp.	8,782	640,208
Region RE Ltd.	42,889	67,944
Retail Estates NV	430	32,089
RioCan Real Estate Investment Trust (b)	11,044	150,380
Scentre Group	270,372	731,551
Shaftesbury Capital PLC	54,599	104,455
Simon Property Group, Inc.	16,174	3,035,375
SmartCentres Real Estate Investment Trust (b)	4,794	92,146
Starhill Global REIT	52,560	23,014
Supermarket Income REIT PLC	45,737	48,442
Tanger, Inc.	4,116	139,285
Unibail-Rodamco-Westfield (a)	5,596	590,126
Urban Edge Properties	4,685	95,902
Vastned NV	301	10,604
Vicinity Ltd.	201,155	336,078
Waypoint REIT Ltd.	23,079	41,279
Wereldhave NV	1,406	31,437
		14,241,841
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc. (a)	20,477	3,312,974
Advantest Corp.	11,231	1,122,880
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Analog Devices, Inc.	6,262	$1,538,573
Applied Materials, Inc.	10,126	2,073,197
ASM International NV	689	414,166
ASML Holding NV	5,792	5,646,982
BE Semiconductor Industries NV	1,074	161,078
Broadcom, Inc.	59,246	19,545,848
Disco Corp.	1,402	440,421
First Solar, Inc. (a)	1,353	298,377
Infineon Technologies AG	19,204	749,565
Intel Corp. (a)	55,228	1,852,899
KLA Corp.	1,665	1,795,869
Lam Research Corp.	15,969	2,138,249
Lasertec Corp.	1,133	156,544
Microchip Technology, Inc.	6,810	437,338
Micron Technology, Inc.	14,121	2,362,726
Monolithic Power Systems, Inc.	604	556,067
Nova Ltd. (a)	431	137,221
NVIDIA Corp.	307,873	57,442,944
NXP Semiconductors NV	3,181	724,409
ON Semiconductor Corp. (a)	5,160	254,440
QUALCOMM, Inc.	13,609	2,263,993
Renesas Electronics Corp.	24,800	284,921
SCREEN Holdings Co. Ltd.	1,148	103,944
Skyworks Solutions, Inc.	1,873	144,184
STMicroelectronics NV	10,052	284,143
Teradyne, Inc.	2,007	276,244
Texas Instruments, Inc.	11,471	2,107,567
Tokyo Electron Ltd.	6,634	1,196,110
		109,823,873
Software — 5.0%
Adobe, Inc. (a)	5,352	1,887,918
AppLovin Corp. - Class A (a)	3,416	2,454,533
Autodesk, Inc. (a)	2,700	857,709
Cadence Design Systems, Inc. (a)	3,438	1,207,632
Check Point Software Technologies Ltd. (a)	1,275	263,810
Crowdstrike Holdings, Inc. - Class A (a)	3,145	1,542,245
CyberArk Software Ltd. (a)	703	339,654
Dassault Systemes SE	9,886	332,555
Datadog, Inc. - Class A (a)	4,079	580,850
Fair Isaac Corp. (a)	303	453,449
Fortinet, Inc. (a)	8,218	690,969
Gen Digital, Inc.	7,071	200,746
Intuit, Inc.	3,520	2,403,843
Microsoft Corp.	93,789	48,578,013
Monday.com Ltd. (a)	597	115,633
Nemetschek SE	849	110,483
Nice Ltd. (a)	930	135,212
Oracle Corp.	20,910	5,880,728
Oracle Corp. Japan	544	55,587
Palantir Technologies, Inc. - Class A (a)	28,696	5,234,724
Palo Alto Networks, Inc. (a)	8,428	1,716,109
PTC, Inc. (a)	1,512	306,966
Roper Technologies, Inc.	1,358	677,221
Sage Group PLC	14,238	211,399
Salesforce, Inc.	12,063	2,858,931
BHFTI-16

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
SAP SE	15,356	$4,116,815
ServiceNow, Inc. (a)	2,624	2,414,815
Synopsys, Inc. (a)	2,335	1,152,066
Trend Micro, Inc.	1,892	103,348
Tyler Technologies, Inc. (a)	546	285,645
WiseTech Global Ltd.	2,954	176,655
Workday, Inc. - Class A (a)	2,725	655,989
Xero Ltd. (a)	2,421	253,044
		88,255,296
Specialized REITs — 1.0%
Abacus Storage King	14,931	13,843
American Tower Corp.	5,908	1,136,227
Arena REIT	14,525	37,359
Big Yellow Group PLC	6,893	90,117
Charter Hall Social Infrastructure REIT	13,431	30,152
Crown Castle, Inc.	5,495	530,212
CubeSmart	8,421	342,398
DigiCo Infrastructure REIT	14,851	26,178
Digital Core REIT Management Pte. Ltd.	31,730	15,083
Digital Realty Trust, Inc.	16,594	2,868,771
EPR Properties	2,776	161,036
Equinix, Inc.	4,871	3,815,162
Extra Space Storage, Inc.	10,515	1,481,984
Four Corners Property Trust, Inc. (b)	3,675	89,670
Gaming & Leisure Properties, Inc.	10,101	470,808
Iron Mountain, Inc.	14,642	1,492,605
Keppel DC REIT	66,970	124,237
National Storage Affiliates Trust	2,620	79,176
National Storage REIT	45,115	70,306
Public Storage	7,868	2,272,672
Safehold, Inc.	2,067	32,018
Safestore Holdings PLC	7,912	70,376
SBA Communications Corp.	1,355	261,989
Shurgard Self Storage Ltd.	1,196	45,363
VICI Properties, Inc.	53,295	1,737,950
Weyerhaeuser Co.	9,104	225,688
		17,521,380
Specialty Retail — 0.9%
AutoZone, Inc. (a)	211	905,241
Avolta AG	1,293	70,331
Best Buy Co., Inc.	2,480	187,538
CarMax, Inc. (a)	1,894	84,984
Fast Retailing Co. Ltd.	2,799	849,966
H & M Hennes & Mauritz AB - B Shares	8,297	154,739
Home Depot, Inc.	12,554	5,086,755
Industria de Diseno Textil SA	16,041	886,204
JD Sports Fashion PLC	37,313	47,867
Kingfisher PLC	25,819	107,824
Lowe's Cos., Inc.	7,071	1,777,013
Nitori Holdings Co. Ltd.	5,660	109,106
O'Reilly Automotive, Inc. (a)	10,706	1,154,214
Ross Stores, Inc.	4,127	628,913
Sanrio Co. Ltd.	2,600	121,764
TJX Cos., Inc.	14,077	2,034,690
Security Description	Shares	Value
Specialty Retail—(Continued)
Tractor Supply Co.	6,687	$380,290
Ulta Beauty, Inc. (a)	567	310,007
Williams-Sonoma, Inc.	1,552	303,338
Zalando SE (a)	3,303	101,261
ZOZO, Inc.	6,533	60,013
		15,362,058
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	187,251	47,679,722
Canon, Inc.	12,798	374,641
Dell Technologies, Inc. - Class C	3,826	542,412
FUJIFILM Holdings Corp. (b)	16,426	409,312
Hewlett Packard Enterprise Co.	16,557	406,640
HP, Inc.	11,851	322,703
Logitech International SA	2,237	246,376
NetApp, Inc.	2,525	299,111
Seagate Technology Holdings PLC	2,684	633,585
Super Micro Computer, Inc. (a) (b)	6,326	303,268
Western Digital Corp.	4,377	525,503
		51,743,273
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG	2,515	530,467
Asics Corp.	10,263	267,972
Cie Financiere Richemont SA - Class A	7,905	1,516,802
Deckers Outdoor Corp. (a)	1,872	189,765
Hermes International SCA	466	1,142,831
Kering SA	1,095	364,905
Lululemon Athletica, Inc. (a)	1,376	244,832
LVMH Moet Hennessy Louis Vuitton SE	3,677	2,249,898
Moncler SpA	3,436	201,571
NIKE, Inc. - Class B	14,990	1,045,253
Pandora AS	1,162	151,917
Ralph Lauren Corp.	488	153,017
Swatch Group AG	426	80,199
Tapestry, Inc.	2,626	297,316
		8,436,745
Tobacco — 0.4%
Altria Group, Inc.	21,196	1,400,208
British American Tobacco PLC	30,655	1,626,744
Imperial Brands PLC	11,354	482,315
Japan Tobacco, Inc.	17,664	580,572
Philip Morris International, Inc.	19,641	3,185,770
		7,275,609
Trading Companies & Distributors — 0.4%
AddTech AB - B Shares	3,824	125,004
AerCap Holdings NV	2,595	313,995
Ashtead Group PLC	6,275	421,682
Beijer Ref AB	5,662	88,243
Brenntag SE	1,805	108,169
Bunzl PLC	4,820	152,165
Fastenal Co.	14,481	710,148
IMCD NV	869	89,839
BHFTI-17

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors—(Continued)
ITOCHU Corp.	17,504	$1,006,581
Marubeni Corp.	20,743	517,596
Mitsubishi Corp.	47,363	1,129,032
Mitsui & Co. Ltd.	36,278	900,862
MonotaRO Co. Ltd.	3,643	52,907
Rexel SA	3,299	108,935
SGH Ltd.	2,993	99,421
Sumitomo Corp.	15,997	462,952
Toyota Tsusho Corp.	10,109	279,639
United Rentals, Inc.	812	775,184
WW Grainger, Inc.	555	528,893
		7,871,247
Transportation Infrastructure — 0.1%
Aena SME SA	11,031	302,237
Aeroports de Paris SA	509	67,494
Auckland International Airport Ltd.	24,832	113,462
Getlink SE	4,450	81,877
Transurban Group	45,713	418,631
		983,701
Water Utilities — 0.0%
American Water Works Co., Inc.	2,462	342,686
Severn Trent PLC	3,982	138,773
United Utilities Group PLC	10,031	154,641
		636,100
Wireless Telecommunication Services — 0.3%
KDDI Corp.	46,180	739,967
SoftBank Corp.	421,715	620,270
SoftBank Group Corp.	14,047	1,784,111
Tele2 AB - B Shares	8,053	137,382
T-Mobile U.S., Inc.	6,106	1,461,654
Vodafone Group PLC	286,390	332,096
		5,075,480
Total Common Stocks (Cost $618,647,879)		1,076,782,318

U.S. Treasury & Government Agencies—29.5%
Federal Agencies — 2.1%
Federal Farm Credit Banks Funding Corp.
4.125%, 01/22/26	2,135,000	2,135,801
4.625%, 03/05/26	1,425,000	1,429,688
Federal Home Loan Banks
4.125%, 01/15/27 (b)	1,565,000	1,575,092
4.625%, 11/17/26	5,685,000	5,742,464
Federal Home Loan Mortgage Corp.
6.250%, 07/15/32	2,554,000	2,899,141
6.750%, 03/15/31 (b)	2,509,000	2,867,841
Federal National Mortgage Association
6.625%, 11/15/30 (b)	10,946,000	12,371,863
7.250%, 05/15/30	7,228,000	8,298,124
		37,320,014
Security Description	Principal Amount*	Value
U.S. Treasury — 27.4%
U.S. Treasury Bonds
1.125%, 05/15/40	5,291,000	$3,369,499
1.250%, 05/15/50	1,371,200	672,584
2.250%, 08/15/46	12,501,700	8,340,978
2.250%, 08/15/49	3,018,100	1,926,397
2.250%, 02/15/52	10,134,700	6,286,285
2.375%, 11/15/49	3,241,800	2,121,100
2.500%, 02/15/45	3,923,400	2,810,288
2.750%, 08/15/47	2,487,400	1,803,171
2.875%, 05/15/43	3,596,200	2,817,398
2.875%, 08/15/45	6,735,300	5,118,039
2.875%, 05/15/49	2,619,500	1,911,007
2.875%, 05/15/52	6,427,100	4,586,338
3.000%, 05/15/45	1,975,000	1,536,951
3.000%, 02/15/47	2,293,600	1,751,379
3.000%, 05/15/47	2,558,200	1,947,630
3.000%, 02/15/48	1,892,700	1,429,284
3.000%, 08/15/48	6,630,600	4,985,382
3.000%, 02/15/49	1,948,700	1,459,089
3.125%, 02/15/43	6,077,800	4,960,767
3.625%, 08/15/43	5,467,900	4,770,743
3.625%, 02/15/53	1,898,200	1,569,352
3.625%, 05/15/53	7,244,800	5,983,752
3.750%, 08/15/41	2,588,700	2,352,582
4.000%, 11/15/52	2,014,500	1,782,754
4.250%, 08/15/54	3,462,400	3,196,228
4.375%, 05/15/41	873,000	857,825
4.500%, 08/15/39	3,327,600	3,352,297
4.500%, 11/15/54	1,031,300	992,989
4.750%, 11/15/53	3,149,500	3,154,913
4.750%, 05/15/55 (b)	6,944,000	6,965,700
4.750%, 08/15/55	3,334,000	3,345,461
5.250%, 11/15/28	12,075,700	12,641,277
5.250%, 02/15/29	4,385,300	4,614,843
5.500%, 08/15/28	4,001,800	4,208,612
6.125%, 11/15/27	13,259,200	13,933,037
6.250%, 05/15/30	2,878,800	3,183,885
6.375%, 08/15/27	1,831,000	1,922,621
U.S. Treasury Notes
0.625%, 08/15/30	2,950,500	2,543,769
1.125%, 10/31/26	2,120,200	2,062,309
1.250%, 12/31/26	10,114,600	9,813,928
1.375%, 11/15/31	4,796,700	4,151,769
1.500%, 01/31/27	4,730,000	4,596,230
1.500%, 02/15/30	4,515,500	4,117,748
1.875%, 02/28/27	9,607,700	9,370,885
1.875%, 02/15/32 (f)	14,127,500	12,533,741
2.000%, 11/15/26 (f)	18,869,600	18,514,321
2.250%, 02/15/27	6,859,800	6,728,767
2.250%, 08/15/27 (g)	22,370,000	21,815,119
2.250%, 11/15/27 (g)	23,594,500	22,938,278
2.375%, 05/15/29	13,154,000	12,580,568
2.625%, 02/15/29	6,069,100	5,872,328
2.750%, 08/15/32	7,848,700	7,296,532
2.875%, 05/15/28	2,762,800	2,711,105
2.875%, 05/15/32	16,169,900	15,202,233
BHFTI-18

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
3.125%, 11/15/28	4,377,400	$4,310,713
3.375%, 09/15/28	1,885,000	1,872,188
3.375%, 05/15/33	8,062,700	7,744,601
3.500%, 04/30/28	2,837,900	2,829,697
3.500%, 09/30/29	2,654,500	2,635,732
3.500%, 02/15/33	6,097,900	5,919,965
3.625%, 03/31/28	2,769,200	2,769,957
3.625%, 05/31/28	1,413,400	1,413,621
3.625%, 08/31/29	3,972,900	3,963,278
3.625%, 09/30/31	5,842,600	5,774,132
3.750%, 12/31/28	5,386,100	5,403,142
3.750%, 12/31/30	7,674,300	7,665,906
3.875%, 12/31/27	5,689,200	5,720,535
3.875%, 09/30/32	11,397,000	11,359,604
3.875%, 08/15/33	6,278,300	6,226,308
3.875%, 08/15/34	7,095,700	6,987,047
4.000%, 02/29/28	2,804,900	2,829,662
4.000%, 06/30/28	5,729,100	5,785,272
4.000%, 01/31/29	3,185,500	3,219,968
4.000%, 07/31/32	6,525,500	6,556,088
4.000%, 02/15/34	8,198,600	8,177,143
4.125%, 10/31/27	4,147,900	4,190,027
4.125%, 03/31/29	3,453,300	3,505,909
4.125%, 11/15/32	6,941,500	7,022,303
4.250%, 02/28/29	5,982,100	6,095,900
4.250%, 06/30/29	7,470,400	7,618,933
4.250%, 11/15/34	1,518,800	1,535,946
4.250%, 05/15/35	5,767,200	5,820,366
4.375%, 08/31/28	9,731,800	9,929,857
4.375%, 11/30/28	3,178,900	3,247,569
4.375%, 05/15/34	3,233,200	3,307,968
4.500%, 05/31/29	3,715,100	3,819,297
4.500%, 11/15/33	6,607,100	6,831,122
4.625%, 09/30/28	3,891,900	4,001,360
4.625%, 04/30/29	2,504,200	2,584,119
4.625%, 02/15/35	3,176,500	3,301,078
		483,488,380
Total U.S. Treasury & Government Agencies (Cost $545,685,766)		520,808,394

Foreign Government—8.2%
Sovereign — 8.2%
Australia Government Bonds
2.500%, 05/21/30 (AUD)	1,867,000	1,173,414
2.750%, 05/21/41 (AUD)	224,000	117,016
3.000%, 11/21/33 (AUD)	634,000	386,745
3.750%, 04/21/37 (AUD)	1,257,000	781,535
4.750%, 06/21/54 (AUD)	151,000	96,655
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 02/15/31 (EUR)	1,527,148	1,586,279
Zero Coupon, 08/15/50 (EUR)	1,204,444	639,496
1.250%, 08/15/48 (EUR)	263,072	211,238
2.200%, 02/15/34 (EUR)	1,038,867	1,183,812
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Bundesrepublik Deutschland Bundesanleihe
2.500%, 08/15/54 (EUR)	389,451	$392,535
3.250%, 07/04/42 (EUR)	353,597	423,233
4.250%, 07/04/39 (EUR)	1,677,500	2,254,423
5.500%, 01/04/31 (EUR)	2,832,600	3,842,337
Bundesschatzanweisungen
2.200%, 03/11/27 (EUR)	6,185,000	7,281,601
Canada Government Bonds
1.250%, 03/01/27 (CAD)	3,601,000	2,544,453
2.750%, 06/01/33 (CAD)	2,260,000	1,595,966
3.500%, 12/01/45 (CAD)	1,217,000	872,555
5.750%, 06/01/29 (CAD)	1,511,000	1,203,512
Denmark Government Bonds
0.500%, 11/15/29 (DKK)	2,246,769	332,630
4.500%, 11/15/39 (DKK)	2,059,107	392,399
Finland Government Bonds
0.125%, 09/15/31 (144A) (EUR)	852,000	862,002
1.375%, 04/15/27 (144A) (EUR)	1,294,000	1,504,000
1.375%, 04/15/47 (144A) (EUR)	224,000	175,772
French Republic Government Bonds OAT
Zero Coupon, 05/25/32 (144A) (EUR)	309,077	297,482
0.250%, 11/25/26 (144A) (EUR)	7,907,000	9,094,593
1.250%, 05/25/36 (144A) (EUR)	2,117,382	1,978,066
1.500%, 05/25/50 (144A) (EUR)	1,594,779	1,098,665
2.500%, 05/25/30 (144A) (EUR)	3,975,067	4,632,600
3.000%, 05/25/33 (144A) (EUR)	3,160,836	3,663,221
3.250%, 05/25/45 (144A) (EUR)	1,471,647	1,539,596
4.000%, 04/25/60 (144A) (EUR)	292,000	318,864
Ireland Government Bonds
0.200%, 10/18/30 (EUR)	539,399	565,540
1.300%, 05/15/33 (EUR)	355,000	375,851
2.000%, 02/18/45 (EUR)	193,922	180,825
Italy Buoni Poliennali Del Tesoro
0.850%, 01/15/27 (EUR)	4,133,000	4,780,407
1.650%, 03/01/32 (144A) (EUR)	8,320,000	9,017,472
1.800%, 03/01/41 (144A) (EUR)	529,000	467,308
3.250%, 09/01/46 (144A) (EUR)	196,000	201,113
3.800%, 08/01/28 (EUR)	773,000	943,335
3.850%, 09/01/49 (144A) (EUR)	1,487,000	1,646,295
5.000%, 08/01/39 (144A) (EUR)	482,000	637,177
Japan Government Forty Year Bonds
1.700%, 03/20/54 (JPY)	262,150,000	1,324,851
Japan Government Ten Year Bonds
0.100%, 06/20/31 (JPY)	510,050,000	3,221,263
1.200%, 12/20/34 (JPY)	113,800,000	742,792
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	513,900,000	1,990,479
0.500%, 09/20/46 (JPY)	196,300,000	869,356
0.700%, 06/20/51 (JPY)	86,150,000	345,019
0.700%, 12/20/51 (JPY)	228,000,000	900,560
1.800%, 09/20/43 (JPY)	35,400,000	216,424
1.900%, 09/20/42 (JPY)	354,800,000	2,236,690
2.300%, 03/20/40 (JPY)	34,600,000	237,990
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	732,900,000	4,328,860
1.500%, 03/20/33 (JPY)	274,550,000	1,861,987
BHFTI-19

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Japan Government Twenty Year Bonds
1.700%, 09/20/32 (JPY)	125,600,000	$865,038
1.700%, 09/20/33 (JPY)	119,000,000	816,701
Japan Government Two Year Bonds
0.600%, 12/01/26 (JPY)	706,200,000	4,763,012
0.600%, 01/01/27 (JPY)	510,100,000	3,438,781
0.700%, 02/01/27 (JPY)	509,600,000	3,438,960
0.800%, 03/01/27 (JPY)	509,000,000	3,438,387
Kingdom of Belgium Government Bonds
0.800%, 06/22/27 (144A) (EUR)	569,000	653,825
0.900%, 06/22/29 (144A) (EUR)	663,616	738,146
1.250%, 04/22/33 (144A) (EUR)	1,077,905	1,123,514
1.600%, 06/22/47 (144A) (EUR)	967,081	745,478
4.250%, 03/28/41 (144A) (EUR)	185,177	230,778
5.000%, 03/28/35 (144A) (EUR)	202,222	272,366
Mexico Bonos
7.500%, 05/26/33 (MXN)	17,076,700	880,312
7.750%, 05/29/31 (MXN)	19,804,200	1,053,704
Netherlands Government Bonds
Zero Coupon, 07/15/31 (144A) (EUR)	1,572,533	1,601,164
Zero Coupon, 01/15/52 (144A) (EUR)	233,051	115,349
2.750%, 01/15/47 (144A) (EUR)	210,328	225,886
3.750%, 01/15/42 (144A) (EUR)	472,291	591,704
5.500%, 01/15/28 (144A) (EUR)	581,117	733,707
New Zealand Government Bonds
2.000%, 05/15/32 (NZD)	1,354,000	703,170
Norway Government Bonds
1.250%, 09/17/31 (144A) (NOK)	3,871,000	333,117
Portugal Obrigacoes do Tesouro OT
2.875%, 10/20/34 (144A) (EUR)	1,056,858	1,225,362
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (144A) (EUR)	786,000	804,834
0.500%, 04/20/27 (144A) (EUR)	1,545,000	1,770,919
3.150%, 06/20/44 (144A) (EUR)	729,000	814,163
4.150%, 03/15/37 (144A) (EUR)	329,000	421,704
Republic of Poland Government Bonds
5.750%, 04/25/29 (PLN)	5,998,000	1,713,684
Singapore Government Bonds
2.750%, 03/01/46 (SGD)	252,000	220,692
2.875%, 08/01/28 (SGD)	560,000	449,972
3.375%, 09/01/33 (SGD)	497,000	428,053
Spain Government Bonds
1.000%, 10/31/50 (144A) (EUR)	759,000	478,039
1.450%, 10/31/27 (144A) (EUR)	658,000	762,330
1.950%, 07/30/30 (144A) (EUR)	3,180,000	3,633,984
2.900%, 10/31/46 (144A) (EUR)	778,000	788,525
3.550%, 10/31/33 (144A) (EUR)	1,105,000	1,345,599
4.200%, 01/31/37 (144A) (EUR)	1,652,000	2,088,449
Sweden Government Bonds
1.750%, 11/11/33 (SEK)	2,965,000	298,410
U.K. Gilts
1.000%, 01/31/32 (GBP)	5,456,787	6,013,057
1.750%, 01/22/49 (GBP)	646,490	446,821
4.250%, 12/07/46 (GBP)	3,527,007	4,042,129
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
U.K. Gilts
4.500%, 03/07/35 (GBP)	944,152	$1,250,006
Total Foreign Government (Cost $158,132,713)		145,328,120

Preferred Stocks—0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG	823	76,385
Dr. Ing hc F Porsche AG	1,675	81,316
Porsche Automobil Holding SE	2,252	88,479
Volkswagen AG	3,033	328,037
		574,217
Household Products — 0.0%
Henkel AG & Co. KGaA	2,359	190,411
Life Sciences Tools & Services — 0.0%
Sartorius AG	386	89,777
Total Preferred Stocks (Cost $1,162,991)		854,405

Investment Companies—0.0%
Exchange-Traded Funds — 0.0%
iShares U.S. Real Estate ETF	720	69,898
Vanguard Global ex-U.S. Real Estate ETF	1,025	48,933
Total Investment Companies (Cost $118,618)		118,831

Rights—0.0%
Financial Services — 0.0%
Sofina SA (a)	227	506
Specialized REITs — 0.0%
Keppel DC REIT (a)	5,357	636
Total Rights (Cost $0)		1,142

Securities Lending Reinvestments (h)—0.6%
Short-Term Investment Funds—0.4%
Allspring Government Money Market Fund, Select Class 4.070% (i)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (i)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (i)	500,000	500,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (i)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (i)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (i)	500,000	500,000
BHFTI-20

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (h)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (i)	500,000	$500,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (i)	1,000,000	1,000,000
		6,000,000

Repurchase Agreements—0.2%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $102,000	100,000	100,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,307,253; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $1,333,243	1,307,101	1,307,101
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $1,000,119; collateralized by various Common Stock with an aggregate market value of $1,115,094	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $100,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $102,000	100,000	100,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,000,116; collateralized by various Common Stock with an aggregate market value of $1,100,128	1,000,000	1,000,000
		3,507,101
Total Securities Lending Reinvestments (Cost $9,507,101)		9,507,101
Total Investments—99.5% (Cost $1,333,255,068)		1,753,400,311
Other assets and liabilities (net)—0.5%		9,625,180
Net Assets—100.0%		$1,763,025,491

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $23,246,318 and the collateral received consisted of cash in the amount of $9,507,101 and non-cash collateral with a value of $14,645,002. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $20,813,242.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2025, the market value of securities pledged was $27,671,484.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$58,633,168, which is 3.3% of net assets.

BHFTI-21

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
MetLife, Inc.	$599,362	$(21,510)	$10,655	$(7,881)	$580,626

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
MetLife, Inc.	$12,277	7,049
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	36,562,808	CBNA	11/14/25	USD	26,499,034	$(172,267)
CHF	13,856,002	JPMC	11/21/25	USD	17,632,113	(123,017)
EUR	5,262,135	HSBCU	11/21/25	USD	6,218,527	(22,371)
EUR	1,695,876	MSIP	11/21/25	USD	2,001,506	(4,615)
EUR	363,410	SSBT	11/21/25	USD	425,855	2,060
JPY	2,086,549,924	JPMC	10/30/25	USD	14,177,036	(26,130)
JPY	171,643,691	JPMC	10/30/25	USD	1,166,231	(2,150)
JPY	12,690,693	SSBT	10/30/25	USD	85,036	1,032
SEK	69,480,909	BBP	11/20/25	USD	7,403,203	(49)
SEK	82,863,638	HSBCU	11/20/25	USD	8,799,017	30,059

Contracts to Deliver
AUD	3,891,451	MSIP	11/07/25	USD	2,519,386	(56,887)
AUD	9,247,197	NWM	11/07/25	USD	5,986,478	(135,480)
CAD	8,722,426	BOA	11/14/25	USD	6,321,057	40,541
CAD	25,830,422	JPMC	11/14/25	USD	18,768,091	169,095
CHF	19,459,891	BBP	11/21/25	USD	24,727,081	136,648
DKK	3,775,458	SSBT	11/20/25	USD	592,010	(3,800)
EUR	12,050,708	BNP	10/15/25	USD	14,132,209	(27,161)
EUR	17,403,788	CBNA	11/21/25	USD	20,531,643	38,705
EUR	11,237,649	MSIP	10/08/25	USD	13,206,828	8,395
EUR	1,695,876	MSIP	11/21/25	USD	2,000,879	3,987
EUR	17,403,788	MSIP	12/03/25	USD	20,519,271	12,797
EUR	253,693	SSBT	11/21/25	USD	298,957	234
EUR	404,421	SSBT	11/21/25	USD	476,511	306
EUR	829,797	SSBT	11/21/25	USD	978,235	1,150
EUR	11,903,910	SSBT	12/15/25	USD	14,081,976	46,469
GBP	8,763,093	BOA	12/05/25	USD	11,977,913	190,688
GBP	32,545,740	BOA	12/05/25	USD	44,485,438	708,205
GBP	192,523	SSBT	12/05/25	USD	259,119	157
JPY	876,453,049	HSBCU	10/30/25	USD	5,927,323	(16,750)
JPY	2,727,529,754	JPMC	10/30/25	USD	18,662,373	164,366
JPY	1,210,096,875	MSIP	10/30/25	USD	8,264,673	57,840
JPY	2,534,887,758	MSIP	10/30/25	USD	17,312,678	121,162
JPY	60,507,345	SSBT	10/30/25	USD	414,355	3,996
MXN	34,546,591	MSIP	10/22/25	USD	1,826,731	(55,684)
NOK	3,386,192	SSBT	11/20/25	USD	336,745	(2,643)
NOK	3,886,276	SSBT	11/20/25	USD	387,083	(2,427)
BHFTI-22

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NZD	1,993,688	HSBCU	11/07/25	USD	1,182,217	$24,770
NZD	1,160,121	SSBT	11/07/25	USD	686,867	13,352
PLN	6,179,293	UBSA	11/19/25	USD	1,707,147	8,209
SEK	2,859,524	SSBT	11/20/25	USD	303,301	(1,380)
SGD	1,363,870	MSIP	12/18/25	USD	1,075,714	12,327
Net Unrealized Appreciation						$1,143,739
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/25	762	CAD	93,314,520	$1,404,843
FTSE 100 Index Futures	12/19/25	7	GBP	658,525	2,901
MSCI EAFE Index Futures	12/19/25	6	USD	835,590	825
MSCI Emerging Markets Index Futures	12/19/25	274	USD	18,627,890	239,750
MSCI Singapore Index Futures.	10/30/25	4	SGD	178,940	(213)
Russell 2000 Index E-Mini Futures	12/19/25	472	USD	57,949,800	331,388
S&P Midcap 400 Index E-Mini Futures	12/19/25	178	USD	58,494,360	(1,081,208)
S&P TSX 60 Index Futures	12/18/25	96	CAD	34,037,760	355,682
U.S. Treasury Note 2 Year Futures	12/31/25	85	USD	17,713,867	(12,672)
U.S. Treasury Note 5 Year Futures	12/31/25	68	USD	7,425,281	(13,510)
U.S. Treasury Note 10 Year Futures	12/19/25	170	USD	19,125,000	32,864
U.S. Treasury Ultra Long Bond Futures	12/19/25	73	USD	8,764,563	197,882

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/15/25	(65)	AUD	(7,367,857)	16,627
Euro STOXX 50 Index Futures	12/19/25	(394)	EUR	(21,831,540)	(441,913)
Euro-Bund Futures	12/08/25	(42)	EUR	(5,399,940)	(18,281)
Hang Seng Index Futures	10/30/25	(6)	HKD	(8,073,600)	(17,992)
Japanese Government Bond 10 Year Futures	12/15/25	(65)	JPY	(8,826,350,000)	442,270
OMX Stockholm 30 Index Futures	10/17/25	(22)	SEK	(5,863,000)	(7,241)
S&P 500 Index E-Mini Futures	12/19/25	(91)	USD	(30,661,313)	(78,609)
SPI 200 Index Futures	12/18/25	(16)	AUD	(3,549,200)	2,848
TOPIX Index Futures	12/11/25	(71)	JPY	(2,230,110,000)	(15,498)
U.K. Long Gilt Bond Futures	12/29/25	(119)	GBP	(10,809,960)	(192,053)
Net Unrealized Appreciation					$1,148,690
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	12M SOFR	Annually	3.670%	Annually	09/29/35	USD	439,000,000	$334,211	$—	$334,211
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.45.V1	5.000%	Quarterly	12/20/30	3.208%	USD	31,990,000	$2,467,645	$2,445,320	$22,325
BHFTI-23

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	0.000%	Maturity	12/19/25	MSCS	Swiss Market Index Futures	CHF	5,327,241	$755	$—	$755

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Securities in the amount of $40,899 have been received at the custodian bank as collateral for forward foreign currency exchange contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$16,025,367	$11,100,780	$—	$27,126,147
Air Freight & Logistics	1,828,541	1,318,275	—	3,146,816
Automobile Components	236,933	1,642,903	—	1,879,836
Automobiles	17,068,537	6,429,954	—	23,498,491
Banks	25,704,220	41,090,547	—	66,794,767
Beverages	7,415,774	3,257,214	—	10,672,988
Biotechnology	11,352,856	2,024,957	—	13,377,813
Broadline Retail	28,417,218	3,144,223	—	31,561,441
Building Products	3,558,298	2,645,189	—	6,203,487
Capital Markets	25,261,907	9,276,160	—	34,538,067
Chemicals	7,859,396	6,626,331	—	14,485,727
Commercial Services & Supplies	3,554,323	1,040,950	—	4,595,273
Communications Equipment	6,509,023	706,691	—	7,215,714
Construction & Engineering	1,146,100	2,538,388	—	3,684,488
Construction Materials	992,445	1,603,513	—	2,595,958
Consumer Finance	4,323,852	—	—	4,323,852
Consumer Staples Distribution & Retail	12,933,331	3,291,510	—	16,224,841
Containers & Packaging	1,406,050	46,631	—	1,452,681
Distributors	470,745	59,371	—	530,116
Diversified Consumer Services	—	122,611	—	122,611
Diversified REITs	1,113,172	4,212,467	—	5,325,639
Diversified Telecommunication Services	4,886,009	5,100,789	—	9,986,798
Electric Utilities	10,880,604	5,398,165	—	16,278,769
Electrical Equipment	6,338,436	7,893,917	—	14,232,353
Electronic Equipment, Instruments & Components	5,251,955	3,003,882	—	8,255,837
Energy Equipment & Services	1,517,739	98,783	—	1,616,522
Entertainment	12,844,772	2,571,493	—	15,416,265
Financial Services	28,923,490	3,110,465	—	32,033,955
Food Products	3,711,456	6,550,908	—	10,262,364
Gas Utilities	345,769	751,401	—	1,097,170
Ground Transportation	6,700,593	1,129,570	—	7,830,163
Health Care Equipment & Supplies	14,682,813	5,148,159	—	19,830,972
Health Care Providers & Services	12,124,815	747,561	0	12,872,376
Health Care REITs	10,602,708	466,353	—	11,069,061
Health Care Technology	—	280,471	—	280,471
BHFTI-24

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Hotel & Resort REITs	$1,220,141	$373,399	$—	$1,593,540
Hotels, Restaurants & Leisure	13,564,837	3,708,968	—	17,273,805
Household Durables	2,166,315	3,272,096	—	5,438,411
Household Products	6,336,468	1,223,497	—	7,559,965
Independent Power and Renewable Electricity Producers	906,416	676,008	—	1,582,424
Industrial Conglomerates	2,729,281	5,977,690	—	8,706,971
Industrial REITs	7,294,539	5,160,804	—	12,455,343
Insurance	13,514,798	17,301,430	—	30,816,228
Interactive Media & Services	52,385,054	660,787	—	53,045,841
IT Services	6,843,327	2,473,766	—	9,317,093
Leisure Products	127,504	408,363	—	535,867
Life Sciences Tools & Services	5,890,631	1,048,461	—	6,939,092
Machinery	10,877,960	8,985,561	—	19,863,521
Marine Transportation	—	854,224	—	854,224
Media	2,916,754	639,635	—	3,556,389
Metals & Mining	2,514,696	7,372,524	—	9,887,220
Multi-Utilities	4,427,981	2,776,191	—	7,204,172
Office REITs	2,012,362	1,995,304	—	4,007,666
Oil, Gas & Consumable Fuels	19,270,591	9,030,240	—	28,300,831
Paper & Forest Products	—	557,738	—	557,738
Passenger Airlines	1,070,112	815,525	—	1,885,637
Personal Care Products	653,388	4,213,521	—	4,866,909
Pharmaceuticals	20,224,161	21,668,209	—	41,892,370
Professional Services	4,017,053	4,359,027	—	8,376,080
Real Estate Management & Development	1,101,561	12,318,761	—	13,420,322
Residential REITs	8,474,232	723,995	0	9,198,227
Retail REITs	10,141,409	4,100,432	—	14,241,841
Semiconductors & Semiconductor Equipment	99,125,898	10,697,975	—	109,823,873
Software	82,760,198	5,495,098	—	88,255,296
Specialized REITs	16,998,366	523,014	—	17,521,380
Specialty Retail	12,852,983	2,509,075	—	15,362,058
Technology Hardware, Storage & Peripherals	50,712,944	1,030,329	—	51,743,273
Textiles, Apparel & Luxury Goods	1,930,183	6,506,562	—	8,436,745
Tobacco	4,585,978	2,689,631	—	7,275,609
Trading Companies & Distributors	2,328,220	5,543,027	—	7,871,247
Transportation Infrastructure	—	983,701	—	983,701
Water Utilities	342,686	293,414	—	636,100
Wireless Telecommunication Services	1,461,654	3,613,826	—	5,075,480
Total Common Stocks	769,769,928	307,012,390	0	1,076,782,318
Total U.S. Treasury & Government Agencies*	—	520,808,394	—	520,808,394
Total Foreign Government*	—	145,328,120	—	145,328,120
Total Preferred Stocks*	—	854,405	—	854,405
Total Investment Companies*	118,831	—	—	118,831
Rights
Financial Services	506	—	—	506
Specialized REITs	—	636	—	636
Total Rights	506	636	—	1,142
Securities Lending Reinvestments
Short-Term Investment Funds	6,000,000	—	—	6,000,000
Repurchase Agreements	—	3,507,101	—	3,507,101
Total Securities Lending Reinvestments	6,000,000	3,507,101	—	9,507,101
Total Investments	$775,889,265	$977,511,046	$0	$1,753,400,311
Collateral for Securities Loaned (Liability)	$—	$(9,507,101)	$—	$(9,507,101)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,796,550	$—	$1,796,550
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(652,811)	—	(652,811)
Total Forward Contracts	$—	$1,143,739	$—	$1,143,739
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,027,880	$—	$—	$3,027,880
BHFTI-25

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (Unrealized Depreciation)	$(1,879,190)	$—	$—	$(1,879,190)
Total Futures Contracts	$1,148,690	$—	$—	$1,148,690
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$356,536	$—	$356,536
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$755	$—	$755

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTI-26

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Foreign Government—62.7% of Net Assets

Security Description	Principal Amount*	Value

Banks — 0.5%
Bank Gospodarstwa Krajowego
5.375%, 05/22/33 (144A)	552,000	$569,695
6.250%, 07/09/54 (144A)	1,465,000	1,523,700
		2,093,395
Electric — 0.1%
Hydro Quebec Interest STRIPS
Zero Coupon, 02/15/42 (CAD) (a)	273,300	94,780
Zero Coupon, 08/15/42 (CAD) (a)	273,299	91,874
Zero Coupon, 02/15/44 (CAD) (a)	273,299	84,723
Zero Coupon, 08/15/44 (CAD) (a)	273,299	82,883
		354,260
Regional Government — 0.2%
Province of Ontario Generic Coupon STRIPS
Zero Coupon, 06/02/39 (CAD) (a)	274,776	110,357
Zero Coupon, 06/02/42 (CAD) (a)	274,776	93,935
Province of Quebec
4.400%, 12/01/55 (CAD)	1,249,000	886,452
		1,090,744
Sovereign — 61.9%
Angola Government International Bonds
8.000%, 11/26/29	2,530,000	2,462,419
8.250%, 05/09/28	738,000	741,545
Argentina Republic Government International Bonds
0.750%, 07/09/30 (b)	2,455,022	1,648,547
1.000%, 07/09/29	655,966	475,116
4.125%, 07/09/35 (b)	4,496,329	2,335,843
5.000%, 01/09/38 (b)	1,411,508	792,562
Australia Government Bonds
2.750%, 06/21/35 (AUD)	8,277,000	4,805,917
4.750%, 06/21/54 (AUD)	2,678,000	1,714,193
Baiterek National Managing Holding JSC
4.650%, 10/01/30 (144A)	333,000	328,936
5.450%, 05/08/28 (144A)	210,000	214,030
Brazil Government International Bonds
7.125%, 05/13/54 (c)	1,886,000	1,910,518
Brazil Notas do Tesouro Nacional
6.000%, 08/15/50 (BRL) (d)	3,698,000	2,729,321
Bundesobligation
2.200%, 10/10/30 (EUR)	1,169,638	1,366,115
Bundesrepublik Deutschland Bundesanleihe
2.600%, 05/15/41 (EUR)	1,450,000	1,602,895
3.250%, 07/04/42 (EUR)	1,761,917	2,108,901
Caisse Francaise de Financement Local SA
0.010%, 02/22/28 (EUR)	800,000	886,828
3.250%, 02/19/29 (EUR)	200,000	239,811
Canada Government Bonds
2.750%, 03/01/30 (CAD)	3,055,000	2,200,711
2.750%, 12/01/55 (CAD)	2,360,000	1,426,989
Canada Housing Trust No. 1
3.550%, 09/15/32 (144A) (CAD)	6,005,000	4,435,165
Chile Government International Bonds
3.750%, 01/14/32 (EUR)	127,000	152,306
4.125%, 07/05/34 (EUR)	321,000	389,115
Security Description	Principal Amount*	Value
Sovereign—(Continued)
China Government Bonds
1.610%, 02/15/35 (CNY)	14,460,000	$1,990,435
2.110%, 08/25/34 (CNY)	22,700,000	3,257,774
2.120%, 06/25/31 (CNY)	2,690,000	385,879
2.150%, 08/25/55 (CNY)	12,000,000	1,648,471
2.490%, 05/25/44 (CNY)	7,920,000	1,155,104
2.800%, 11/15/32 (CNY)	33,460,000	5,019,737
3.000%, 10/15/53 (CNY)	4,210,000	682,364
Colombia Government International Bonds
3.250%, 04/22/32	1,701,000	1,438,195
4.125%, 02/22/42	857,000	607,184
7.375%, 04/25/30	639,000	679,449
8.000%, 04/20/33	1,285,000	1,398,722
8.000%, 11/14/35	2,703,000	2,900,319
Colombia TES
6.250%, 07/09/36 (COP)	14,910,400,000	2,625,220
Costa Rica Government International Bonds
7.300%, 11/13/54	900,000	984,908
7.300%, 11/13/54 (144A)	285,000	311,888
Dominican Republic International Bonds
4.875%, 09/23/32 (c)	1,066,000	1,017,284
5.950%, 01/25/27	1,920,000	1,951,200
6.000%, 02/22/33	1,323,000	1,351,444
6.500%, 02/15/48	354,000	352,301
6.950%, 03/15/37 (144A)	1,848,000	1,972,648
8.625%, 04/20/27	1,840,000	1,912,496
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	1,802,000	1,828,237
Ecuador Government International Bonds
6.900%, 07/31/30 (b)	1,364,194	1,231,185
6.900%, 07/31/35 (b)	2,097,058	1,580,972
6.900%, 07/31/35 (144A) (b)	1,980,278	1,492,932
Egypt Government International Bonds
5.800%, 09/30/27	495,000	492,180
5.875%, 02/16/31	252,000	233,833
7.053%, 01/15/32	1,539,000	1,481,088
7.300%, 09/30/33	1,594,000	1,506,295
7.500%, 01/31/27	420,000	425,036
7.625%, 05/29/32	304,000	298,559
8.625%, 02/04/30 (144A)	711,000	753,673
Egypt Taskeek Co.
7.950%, 10/07/32	400,000	399,896
El Salvador Government International Bonds
8.625%, 02/28/29	2,119,000	2,262,435
9.650%, 11/21/54	712,000	768,960
European Union
3.375%, 10/05/54 (EUR)	2,644,306	2,772,583
4.000%, 04/04/44 (EUR)	1,313,000	1,590,420
Finland Government Bonds
1.500%, 09/15/32 (144A) (EUR)	892,000	962,953
French Republic Government Bonds OAT
2.500%, 05/25/43 (144A) (EUR)	913,278	868,473
3.500%, 11/25/35 (144A) (EUR)	2,971,333	3,479,390
Ghana Government International Bonds
Zero Coupon, 07/03/26 (144A)	76,752	74,065
Zero Coupon, 01/03/30 (144A)	236,004	201,915
BHFTI-27

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Ghana Government International Bonds
5.000%, 07/03/35 (b)	1,416,000	$1,191,735
5.000%, 07/03/35 (144A) (b)	423,356	356,289
Guatemala Government Bonds
6.050%, 08/06/31 (144A) (c)	641,000	665,934
Hazine Mustesarligi Varlik Kiralama AS
6.750%, 09/01/30 (144A)	1,860,000	1,925,300
8.509%, 01/14/29 (144A)	770,000	839,285
Hungary Government Bonds
7.000%, 10/24/35 (HUF)	1,053,480,000	3,199,890
Hungary Government International Bonds
5.375%, 09/12/33 (EUR)	418,000	532,889
5.500%, 06/16/34	955,000	970,478
5.500%, 06/16/34 (144A) (c)	620,000	630,078
5.500%, 03/26/36	2,444,000	2,462,652
6.750%, 09/25/52	1,114,000	1,203,337
Indonesia Treasury Bonds
6.875%, 04/15/29 (IDR)	49,670,000,000	3,123,457
Israel Government International Bonds
5.375%, 02/19/30 (c)	575,000	593,095
Italy Buoni Poliennali Del Tesoro
3.250%, 03/01/38 (144A) (EUR)	897,000	1,002,178
3.450%, 07/15/31 (EUR)	3,237,000	3,905,171
4.050%, 10/30/37 (144A) (EUR)	1,387,000	1,686,021
4.200%, 03/01/34 (EUR)	1,908,000	2,386,178
Ivory Coast Government International Bonds
5.750%, 12/31/32 (b)	297,219	293,156
6.125%, 06/15/33	812,000	778,550
6.375%, 03/03/28	1,032,000	1,046,981
7.625%, 01/30/33	1,397,000	1,452,132
Jamaica Government International Bonds
7.875%, 07/28/45 (c)	573,000	689,336
Japan Government Five Year Bonds
0.300%, 06/20/28 (JPY)	1,161,050,000	7,703,905
1.000%, 06/20/30 (JPY)	317,600,000	2,125,151
Japan Government Forty Year Bonds
1.300%, 03/20/63 (JPY)	151,800,000	599,666
2.200%, 03/20/51 (JPY)	273,650,000	1,598,841
Japan Government Ten Year Bonds
1.500%, 06/20/35 (JPY)	35,700,000	238,295
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	264,800,000	1,025,645
0.600%, 09/20/50 (JPY)	219,600,000	876,351
1.600%, 12/20/53 (JPY)	199,550,000	980,633
1.800%, 03/20/54 (JPY)	286,450,000	1,476,268
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	541,250,000	3,196,883
1.400%, 12/20/42 (JPY)	541,450,000	3,143,584
Japan Government Two Year Bonds
0.700%, 02/01/27 (JPY)	2,162,700,000	14,594,660
Jordan Government International Bonds
7.500%, 01/13/29 (144A)	1,196,000	1,247,646
7.750%, 01/15/28	617,000	644,003
Kingdom of Belgium Government Bonds
3.300%, 06/22/54 (144A) (EUR)	1,167,905	1,175,581
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Korea Treasury Bonds
2.625%, 03/10/55 (KRW)	2,256,390,000	$1,525,212
4.125%, 12/10/33 (KRW)	2,282,170,000	1,761,537
Lebanon Government International Bonds
6.000%, 01/27/23 (e)	4,888,000	1,092,468
Malaysia Government Bonds
4.642%, 11/07/33 (MYR)	6,977,000	1,788,221
Mexico Bonos
8.000%, 02/21/36 (MXN)	41,162,800	2,123,581
8.000%, 07/31/53 (MXN)	87,814,300	4,169,399
8.500%, 02/28/30 (MXN)	37,514,500	2,069,028
10.000%, 11/20/36 (MXN)	53,101,000	3,137,579
Mexico Government International Bonds
4.500%, 03/19/34 (EUR)	465,000	554,268
5.625%, 09/22/35 (c)	1,749,000	1,740,360
Morocco Government International Bonds
4.000%, 12/15/50	2,577,000	1,893,342
Nigeria Government International Bonds
6.125%, 09/28/28	4,870,000	4,774,006
Oman Government International Bonds
7.375%, 10/28/32	1,055,000	1,226,081
Pakistan Government International Bonds
6.000%, 04/08/26	598,000	595,505
8.875%, 04/08/51	760,000	698,792
Panama Government International Bonds
3.870%, 07/23/60	1,588,000	1,020,766
9.375%, 04/01/29 (c)	215,000	244,380
Paraguay Government International Bonds
5.400%, 03/30/50	1,431,000	1,313,257
Peru Government Bonds
7.300%, 08/12/33 (144A) (PEN)	5,176,000	1,662,033
Republic of Austria Government Bonds
0.900%, 02/20/32 (144A) (EUR)	2,234,000	2,351,225
Republic of Kenya Government International Bonds
8.000%, 05/22/32	400,000	397,788
Republic of Poland Government Bonds
4.500%, 07/25/30 (PLN)	11,328,000	3,069,162
Republic of South Africa Government Bonds
8.750%, 02/28/48 (ZAR)	66,734,000	3,333,474
Republic of South Africa Government International Bonds
4.850%, 09/30/29	1,501,000	1,484,259
7.950%, 11/19/54	635,000	645,030
Republic of Uzbekistan International Bonds
6.900%, 02/28/32	894,000	960,614
6.947%, 05/25/32 (144A)	1,391,000	1,496,309
Romania Government International Bonds
3.000%, 02/14/31	800,000	710,379
3.624%, 05/26/30 (EUR)	400,000	451,969
3.625%, 03/27/32	558,000	496,833
3.625%, 03/27/32 (144A)	434,000	386,587
4.000%, 02/14/51	868,000	578,315
5.750%, 09/16/30 (144A)	1,144,000	1,166,319
6.000%, 05/25/34	400,000	397,233
7.500%, 02/10/37	1,540,000	1,652,709
7.625%, 01/17/53	248,000	264,294
BHFTI-28

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Saudi Government International Bonds
3.375%, 03/05/32 (144A) (EUR)	368,000	$436,227
3.450%, 02/02/61	1,407,000	919,650
3.750%, 01/21/55	756,000	544,727
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	740,000	753,899
6.750%, 03/13/48	610,000	378,792
7.750%, 06/10/31	1,919,000	1,547,477
Serbia International Bonds
6.500%, 09/26/33 (144A)	262,000	284,222
Spain Government Bonds
3.200%, 10/31/35 (144A) (EUR)	4,268,000	4,988,750
3.450%, 07/30/43 (144A) (EUR)	1,918,000	2,146,914
Sri Lanka Government International Bonds
3.100%, 01/15/30 (144A) (b)	192,441	179,932
3.350%, 03/15/33 (144A) (b)	1,611,766	1,376,769
3.600%, 05/15/36 (144A) (b)	367,167	324,025
3.600%, 02/15/38 (144A) (b)	624,642	555,182
4.000%, 04/15/28 (144A)	392,041	374,596
Trinidad & Tobago Government International Bonds
6.400%, 06/26/34 (144A) (c)	905,000	923,009
Turkiye Government International Bonds
4.875%, 04/16/43	714,000	529,318
5.250%, 03/13/30 (c)	855,000	833,616
5.875%, 06/26/31	874,000	860,537
6.125%, 10/24/28	1,008,000	1,026,549
6.500%, 01/03/35	801,000	786,362
6.950%, 09/16/35 (c)	343,000	345,222
7.250%, 05/29/32	628,000	653,393
Turkiye Ihracat Kredi Bankasi AS
6.875%, 07/03/28 (144A)	306,000	312,381
9.000%, 01/28/27 (144A)	600,000	629,501
U.K. Gilts
1.500%, 07/31/53 (GBP)	680,710	396,166
3.500%, 01/22/45 (GBP)	1,778,938	1,853,088
4.000%, 10/22/31 (GBP)	1,925,396	2,549,976
4.250%, 12/07/40 (GBP)	1,643,000	1,995,221
4.375%, 07/31/54 (GBP)	466,141	524,512
Ukraine Government International Bonds
Zero Coupon, 02/01/36 (b)	445,195	215,955
Zero Coupon, 02/01/36 (144A) (b)	107,448	52,126
3.000%, 02/01/35 (b)	2,125,487	1,030,586
4.500%, 02/01/29 (b)	618,707	425,369
4.500%, 02/01/34 (b)	1,085,203	610,923
4.500%, 02/01/35 (b)	788,561	435,359
4.500%, 02/01/35 (144A) (b)	298,989	165,081
4.500%, 02/01/36 (b)	429,359	233,679
4.500%, 02/01/36 (144A) (b)	190,250	103,550
Venezuela Government International Bonds
9.250%, 09/15/27 (e)	4,149,000	996,175
Zambia Government International Bonds
0.500%, 12/31/53 (b)	517,862	348,896
Security Description	Principal Amount*	Value
Sovereign—(Continued)
Zambia Government International Bonds
5.750%, 06/30/33 (b)	461,089	$440,516
		252,197,661
Total Foreign Government (Cost $257,578,818)		255,736,060

Corporate Bonds & Notes—30.9%
Agriculture — 0.5%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	560,000	649,903
BAT International Finance PLC
4.125%, 04/12/32 (EUR)	544,000	659,618
Imperial Brands Finance Netherlands BV
5.250%, 02/15/31 (EUR)	443,000	564,429
		1,873,950
Airlines — 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A)	331,000	335,724
Auto Manufacturers — 0.4%
Ford Credit Canada Co.
6.382%, 11/10/28 (CAD)	756,000	572,386
General Motors Financial of Canada Ltd.
5.100%, 07/14/28 (CAD)	648,000	485,867
Hyundai Capital Canada, Inc.
4.583%, 07/24/29 (CAD)	709,000	529,863
		1,588,116
Auto Parts & Equipment — 0.1%
LG Energy Solution Ltd.
5.375%, 04/02/30 (144A)	330,000	337,792
Banks — 7.4%
ABN AMRO Bank NV
4.750%, 5Y EUR Swap + 3.898%, 09/22/27 (EUR) (f)	400,000	471,734
5.500%, 5Y EUR Swap + 2.450%, 09/21/33 (EUR) (f)	300,000	374,171
Akbank TAS
7.498%, 01/20/30 (144A)	340,000	356,742
Banco Bilbao Vizcaya Argentaria SA
8.250%, 5Y UKG + 3.600%, 11/30/33 (GBP) (f)	300,000	437,898
Banco Nacional de Panama
2.500%, 08/11/30	506,000	443,377
Banco Santander SA
4.875%, 10/18/31 (EUR)	200,000	255,211
5.750%, 5Y EUR Swap + 2.850%, 08/23/33 (EUR) (f)	400,000	500,671
Bank Leumi Le-Israel BM
7.129%, 5Y H15 + 3.466%, 07/18/33 (144A) (f)	341,000	355,492
Bank of America Corp.
1.667%, 1Y UKG + 1.100%, 06/02/29 (GBP) (f)	220,000	274,713
3.261%, 3M EURIBOR + 0.900%, 01/28/31 (EUR) (f)	170,000	201,325
Bank of East Asia Ltd.
4.875%, 5Y H15 + 2.300%, 04/22/32 (f)	410,000	409,227
BHFTI-29

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Ireland Group PLC
4.625%, 1Y EUR Swap + 1.550%, 11/13/29 (EUR) (f)	691,000	$855,773
Bank of Montreal
4.976%, 07/03/34 (CAD)	444,000	334,223
Bank of Nova Scotia
4.950%, 08/01/34 (CAD)	444,000	333,882
Banque Federative du Credit Mutuel SA
3.875%, 5Y EUR Swap + 2.200%, 06/16/32 (EUR) (f)	300,000	357,248
5.375%, 05/25/28 (GBP)	200,000	273,385
Barclays PLC
5.262%, 1Y EUR Swap + 2.550%, 01/29/34 (EUR) (f)	210,000	272,015
6.375%, 5Y UKG + 6.016%, 12/15/25 (GBP) (f)	386,000	519,650
7.090%, 1Y GBP Swap + 2.553%, 11/06/29 (GBP) (f)	100,000	143,297
BNP Paribas SA
2.000%, 5Y UKG + 1.650%, 05/24/31 (GBP) (f)	200,000	264,029
BPCE SA
6.000%, 1Y GBP Swap + 2.650%, 09/29/28 (GBP) (f)	200,000	275,183
Caixa Economica Federal
5.625%, 05/13/30 (144A)	378,000	383,160
CaixaBank SA
3.500%, 1Y UKG + 2.100%, 04/06/28 (GBP) (f)	400,000	530,002
6.875%, 5Y UKG + 3.700%, 10/25/33 (GBP) (f)	100,000	140,506
Canadian Imperial Bank of Commerce
0.010%, 04/30/29 (EUR)	400,000	428,937
Cie de Financement Foncier SA
2.625%, 03/05/30 (EUR)	400,000	468,130
Citigroup, Inc.
1.750%, 10/23/26 (GBP)	408,000	532,909
7.625%, 5Y H15 + 3.211%, 11/15/28 (f)	55,000	57,742
Commonwealth Bank of Australia
0.750%, 02/28/28 (EUR)	235,000	265,459
0.875%, 02/19/29 (EUR)	540,000	600,467
Cooperatieve Rabobank UA
4.620%, 3M BBSW + 0.910%, 07/17/29 (AUD) (f)	1,260,000	839,261
Credit Agricole SA
5.364%, 06/01/28 (AUD)	1,290,000	875,061
Danske Bank AS
2.250%, 1Y UKG + 1.650%, 01/14/28 (GBP) (f)	280,000	365,737
Deutsche Bank AG
4.125%, 3M EURIBOR + 1.500%, 04/04/30 (EUR) (f)	100,000	121,355
5.000%, 3M EURIBOR + 2.950%, 09/05/30 (EUR) (f)	500,000	626,324
HSBC Holdings PLC
4.856%, 3M EURIBOR + 1.943%, 05/23/33 (EUR) (f)	163,000	207,118
6.364%, 5Y EUR Swap + 3.300%, 11/16/32 (EUR) (f)	499,000	626,335
ING Groep NV
4.125%, 5Y EUR Swap + 1.800%, 05/20/36 (EUR) (f)	200,000	240,479
4.125%, 5Y EUR Swap + 2.500%, 08/24/33 (EUR) (f)	200,000	240,748
5.000%, 06/05/29 (AUD)	600,000	395,019
Intesa Sanpaolo SpA
5.148%, 06/10/30 (GBP)	360,000	481,102
JPMorgan Chase & Co.
4.457%, 3M EURIBOR + 1.280%, 11/13/31 (EUR) (f)	678,000	847,269
KBC Group NV
4.875%, 5Y EUR Swap + 2.250%, 04/25/33 (EUR) (f)	600,000	733,398
Lloyds Banking Group PLC
4.750%, 1Y EUR Swap + 1.600%, 09/21/31 (EUR) (f)	370,000	465,766
Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Banking Group PLC
6.625%, 5Y UKG + 3.100%, 06/02/33 (GBP) (f)	235,000	$327,516
Morgan Stanley
3.521%, 3M EURIBOR + 1.315%, 05/22/31 (EUR) (f)	710,000	847,916
NatWest Group PLC
5.763%, 5Y EUR Swap + 2.600%, 02/28/34 (EUR) (f)	582,000	734,569
Santander U.K. Group Holdings PLC
7.098%, 1Y GBP Swap + 2.866%, 11/16/27 (GBP) (f)	345,000	476,329
7.482%, 1Y GBP Swap + 2.371%, 08/29/29 (GBP) (f)	107,000	153,994
Santander U.K. PLC
3.000%, 03/12/29 (EUR)	320,000	380,982
Shinhan Financial Group Co. Ltd.
2.875%, 5Y H15 + 2.064%, 05/12/26 (f)	201,000	197,969
Societe Generale SA
4.875%, 3M EURIBOR + 1.900%, 11/21/31 (EUR) (f)	600,000	751,898
Standard Chartered PLC
4.874%, 1Y EUR Swap + 1.850%, 05/10/31 (EUR) (f)	340,000	427,598
6.082%, 3M TSFR + 1.772%, 01/30/27 (144A) (f)	400,000	386,622
Svenska Handelsbanken AB
5.000%, 5Y EUR Swap + 1.900%, 08/16/34 (EUR) (f)	500,000	623,528
Swedbank AB
3.625%, 5Y EUR Swap + 2.150%, 08/23/32 (EUR) (f)	534,000	635,544
TC Ziraat Bankasi AS
8.000%, 01/16/29	1,365,000	1,430,283
Toronto-Dominion Bank
3.191%, 02/16/29 (EUR)	430,000	514,990
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/28 (144A)	375,000	403,918
UBS Group AG
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (f)	486,000	636,092
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (f)	243,000	267,668
UniCredit SpA
3.800%, 3M EURIBOR + 1.400%, 01/16/33 (EUR) (f)	262,000	313,625
5.375%, 5Y EUR Swap + 2.800%, 04/16/34 (EUR) (f)	285,000	355,213
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (f)	549,000	618,937
Westpac Banking Corp.
0.010%, 09/22/28 (EUR)	479,000	523,064
Woori Bank
6.375%, 5Y H15 + 2.277%, 07/24/29 (144A) (f)	228,000	237,361
Yapi ve Kredi Bankasi AS
7.250%, 03/03/30 (144A)	400,000	410,343
9.250%, 10/16/28 (144A)	390,000	424,556
		30,262,045
Beverages — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS
3.375%, 06/29/28	431,000	400,444
Molson Coors Beverage Co.
3.800%, 06/15/32 (EUR)	390,000	467,279
		867,723
Building Materials — 0.0%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, 12/15/30 (EUR)	180,000	220,783
BHFTI-30

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Chemicals — 1.1%
Braskem Idesa SAPI
6.990%, 02/20/32 (144A)	292,000	$173,312
Braskem Netherlands Finance BV
4.500%, 01/10/28	1,643,000	707,558
4.500%, 01/31/30	286,000	107,450
8.500%, 01/12/31	344,000	134,160
GC Treasury Center Co. Ltd.
6.500%, 5Y H15 + 2.815%, 09/10/30 (144A) (f)	275,000	278,469
INEOS Quattro Finance 2 PLC
8.500%, 03/15/29 (EUR)	285,000	334,508
OCP SA
7.500%, 05/02/54 (144A)	470,000	520,982
Orbia Advance Corp. SAB de CV
2.875%, 05/11/31	400,000	341,991
6.800%, 05/13/30 (144A) (c)	200,000	208,000
7.500%, 05/13/35 (144A) (c)	247,000	259,844
Sasol Financing USA LLC
8.750%, 05/03/29	449,000	465,770
8.750%, 05/03/29 (144A)	285,000	295,645
Sociedad Quimica y Minera de Chile SA
5.500%, 09/10/34 (144A) (c)	355,000	358,550
UPL Corp. Ltd.
4.500%, 03/08/28	325,000	315,197
		4,501,436
Coal — 0.1%
Indika Energy Tbk. PT
8.750%, 05/07/29 (144A)	355,000	355,787
Commercial Services — 0.8%
Adani Ports & Special Economic Zone Ltd.
3.100%, 02/02/31	350,000	311,559
Bidvest Group U.K. PLC
6.200%, 09/17/32 (144A)	280,000	281,797
Boels Topholding BV
6.250%, 02/15/29 (EUR)	307,000	372,214
DP World Ltd.
5.625%, 09/25/48	600,000	590,131
Fiserv Funding ULC
3.500%, 06/15/32 (EUR)	295,000	345,486
Global Payments, Inc.
4.875%, 03/17/31 (EUR)	455,000	561,229
Q-Park Holding I BV
2.000%, 03/01/27 (EUR)	206,000	238,685
TransJamaican Highway Ltd.
5.750%, 10/10/36	505,346	478,260
		3,179,361
Computers — 0.1%
Almaviva-The Italian Innovation Co. SpA
5.000%, 10/30/30 (EUR)	298,000	355,408
Cosmetics/Personal Care — 0.2%
Natura &Co. Luxembourg Holdings SARL
4.125%, 05/03/28	795,000	762,021
Security Description	Principal Amount*	Value

Distribution/Wholesale — 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade
7.000%, 10/28/29 (144A)	283,000	$287,090
Diversified Financial Services — 1.7%
Air Lease Corp.
5.400%, 06/01/28 (CAD)	588,000	442,198
American Express Co.
3.433%, 3M EURIBOR + 1.102%, 05/20/32 (EUR) (f)	275,000	325,235
BPCE SFH SA
0.010%, 01/29/29 (EUR)	700,000	757,003
0.010%, 05/27/30 (EUR)	200,000	207,167
Caisse de Refinancement de l'Habitat SA
0.010%, 10/08/29 (EUR)	600,000	635,115
Credicorp Capital Sociedad Titulizadora SA
10.100%, 12/15/43 (144A) (PEN)	3,100,000	955,343
Credit Agricole Home Loan SFH SA
0.875%, 08/31/27 (EUR)	800,000	914,289
Credit Mutuel Home Loan SFH SA
3.250%, 04/20/29 (EUR)	400,000	480,485
3.250%, 10/31/29 (EUR)	300,000	360,610
Muthoot Finance Ltd.
6.375%, 03/02/30 (144A) (c)	458,000	465,386
Societe Generale SFH SA
1.375%, 05/05/28 (EUR)	600,000	685,522
3.375%, 07/31/30 (EUR)	100,000	120,552
Visa, Inc.
2.250%, 05/15/28 (EUR)	361,000	421,840
		6,770,745
Electric — 2.5%
AES Panama Generation Holdings SRL
4.375%, 05/31/30	390,448	368,973
Chile Electricity Lux MPC II SARL
5.580%, 10/20/35 (144A)	586,503	605,728
5.672%, 10/20/35 (144A) (c)	480,000	494,687
Cometa Energia SA de CV
6.375%, 04/24/35	16	17
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650%, 01/24/33	240,000	250,896
8.650%, 01/24/33 (144A) (c)	860,000	899,044
Comision Federal de Electricidad
5.000%, 09/29/36	664,000	600,851
5.700%, 01/24/30	200,000	203,000
Diamond II Ltd.
7.950%, 07/28/26	230,000	231,582
E.ON International Finance BV
6.375%, 06/07/32 (GBP)	380,000	544,349
EDP Finance BV
3.875%, 03/11/30 (EUR)	300,000	365,269
EDP Servicios Financieros Espana SA
3.500%, 07/16/30 (EUR)	107,000	128,151
3.500%, 07/21/31 (EUR)	130,000	155,167
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	592,000	561,294
Enel Finance International NV
4.000%, 02/20/31 (EUR)	365,000	447,854
BHFTI-31

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Iberdrola Finanzas SA
4.247%, 5Y EUR Swap + 1.983%, 05/28/30 (EUR) (f)	500,000	$598,557
India Clean Energy Holdings
4.500%, 04/18/27 (144A)	265,000	258,811
Investment Energy Resources Ltd.
6.250%, 04/26/29	245,000	244,015
Limak Yenilenebilir Enerji AS
9.625%, 08/12/30 (144A)	220,000	218,845
Minejesa Capital BV
4.625%, 08/10/30	179,800	178,147
5.625%, 08/10/37	225,000	223,313
National Grid Electricity Distribution PLC
3.500%, 10/16/26 (GBP)	451,000	600,419
National Grid PLC
0.553%, 09/18/29 (EUR)	134,000	143,339
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000%, 06/30/50	582,000	430,617
Saavi Energia SARL
8.875%, 02/10/35 (144A)	330,000	355,146
Sorik Marapi Geothermal Power PT
7.750%, 08/05/31 (144A)	220,869	226,314
SSE PLC
8.375%, 11/20/28 (GBP)	158,000	235,246
Trinidad Generation Unlimited
7.750%, 06/16/33 (144A)	211,000	221,727
Zorlu Enerji Elektrik Uretim AS
11.000%, 04/23/30	340,000	312,635
		10,103,993
Energy-Alternate Sources — 0.3%
Greenko Dutch BV
3.850%, 03/29/26	346,000	342,395
Greenko Wind Projects Mauritius Ltd.
7.250%, 09/27/28 (144A)	308,000	313,621
UEP Penonome II SA
6.500%, 10/01/38	468,010	417,760
		1,073,776
Engineering & Construction — 0.4%
Heathrow Funding Ltd.
6.450%, 12/10/33 (GBP)	435,000	622,856
IHS Holding Ltd.
8.250%, 11/29/31 (144A)	330,000	346,531
IRB Infrastructure Developers Ltd.
7.110%, 03/11/32	220,000	228,486
TAV Havalimanlari Holding AS
8.500%, 12/07/28 (144A)	375,000	391,662
		1,589,535
Entertainment — 0.2%
Flutter Treasury DAC
4.000%, 06/04/31 (144A) (EUR)	283,000	332,954
6.125%, 06/04/31 (144A) (GBP)	154,000	208,731
GENM Capital Labuan Ltd.
3.882%, 04/19/31	400,000	368,053
Security Description	Principal Amount*	Value

Entertainment—(Continued)
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (c)	53,000	$48,561
		958,299
Environmental Control — 0.1%
Ambipar Lux SARL
10.875%, 02/05/33 (e)	248,000	41,071
Luna 2 5SARL
5.500%, 07/01/32 (144A) (EUR)	179,000	213,806
		254,877
Food — 0.4%
General Mills, Inc.
3.600%, 04/17/32 (EUR)	579,000	686,123
Loblaw Cos. Ltd.
6.540%, 02/17/33 (144A) (CAD)	604,000	501,563
Nestle Finance International Ltd.
2.800%, 05/29/35 (CNY)	2,440,000	347,484
		1,535,170
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
6.180%, 05/05/32 (144A)	259,000	270,267
Inversiones CMPC SA
6.700%, 5Y H15 + 2.834%, 12/09/57 (144A) (c) (f)	276,000	281,934
Sappi Papier Holding GmbH
4.500%, 03/15/32 (EUR)	190,000	220,048
		772,249
Gas — 0.2%
Cadent Finance PLC
3.750%, 04/16/33 (EUR)	458,000	541,820
National Grid North America, Inc.
3.631%, 09/03/31 (EUR)	100,000	119,939
		661,759
Insurance — 0.1%
Athene Global Funding
1.875%, 11/30/28 (GBP)	360,000	443,150
Internet — 0.6%
Alibaba Group Holding Ltd.
2.800%, 11/28/29 (CNY)	4,500,000	647,964
Alphabet, Inc.
2.500%, 05/06/29 (EUR)	271,000	317,499
Baidu, Inc.
2.700%, 03/12/30 (CNY)	3,330,000	476,570
3.000%, 03/12/35 (CNY)	1,330,000	193,002
Booking Holdings, Inc.
4.500%, 11/15/31 (EUR)	338,000	425,482
Prosus NV
3.832%, 02/08/51	480,000	324,480
4.987%, 01/19/52	200,000	161,511
		2,546,508
BHFTI-32

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Investment Companies — 0.2%
Gaci First Investment Co.
5.375%, 10/13/2122	400,000	$351,844
Temasek Financial I Ltd.
2.750%, 08/28/34 (CNY)	1,000,000	145,397
3.100%, 08/28/54 (CNY)	3,430,000	515,576
		1,012,817
Iron/Steel — 0.2%
CSN Inova Ventures
6.750%, 01/28/28	325,000	315,326
Eregli Demir ve Celik Fabrikalari TAS
8.375%, 07/23/29	320,000	333,820
JSW Steel Ltd.
3.950%, 04/05/27	330,000	323,980
		973,126
Lodging — 0.1%
Melco Resorts Finance Ltd.
6.500%, 09/24/33 (144A)	280,000	280,221
Media — 0.1%
Globo Comunicacao e Participacoes SA
5.500%, 01/14/32	248,000	239,995
Grupo Televisa SAB
4.625%, 01/30/26	360,000	357,252
		597,247
Mining — 1.5%
Corp. Nacional del Cobre de Chile
3.700%, 01/30/50 (c)	555,000	392,597
5.950%, 01/08/34	1,740,000	1,826,833
5.950%, 01/08/34 (144A)	1,144,000	1,201,090
Glencore Capital Finance DAC
3.750%, 02/04/32 (EUR)	651,000	772,838
Navoi Mining & Metallurgical Combinat
6.700%, 10/17/28 (144A)	245,000	254,707
Stillwater Mining Co.
4.000%, 11/16/26	575,000	567,545
Vedanta Resources Finance II PLC
10.875%, 09/17/29 (144A)	355,000	371,580
Volcan Cia Minera SAA
8.750%, 01/24/30 (144A)	664,000	690,427
		6,077,617
Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.
2.900%, 03/01/30 (EUR)	326,000	381,311
Oil & Gas — 5.8%
Bapco Energies BSC Closed
7.500%, 10/25/27	1,276,000	1,323,812
BP Capital Markets PLC
3.250%, 5Y EUR Swap + 3.520%, 03/22/26 (EUR) (f)	234,000	275,001
3.625%, 5Y EUR Swap + 3.780%, 03/22/29 (EUR) (f)	301,000	353,383
Canacol Energy Ltd.
5.750%, 11/24/28	425,000	146,094
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Ecopetrol SA
5.875%, 05/28/45 (c)	475,000	$363,293
8.375%, 01/19/36 (c)	546,000	563,900
8.625%, 01/19/29 (c)	2,407,000	2,613,652
Empresa Nacional del Petroleo
4.500%, 09/14/47	1,375,000	1,141,594
Gran Tierra Energy, Inc.
9.500%, 10/15/29 (144A) (c)	419,000	354,555
Leviathan Bond Ltd.
6.750%, 06/30/30 (144A)	246,793	247,410
Medco Cypress Tree Pte. Ltd.
8.625%, 05/19/30 (144A)	310,000	326,892
Pertamina Persero PT
2.300%, 02/09/31	995,000	881,910
Petrobras Global Finance BV
5.125%, 09/10/30	684,000	676,024
Petroleos de Venezuela SA
5.375%, 04/12/27 (e)	987,800	158,542
6.000%, 11/15/26 (e)	2,005,965	321,957
Petroleos Mexicanos
5.500%, 06/27/44	790,000	607,431
5.625%, 01/23/46	1,563,000	1,188,900
6.350%, 02/12/48 (c)	1,749,000	1,388,980
6.375%, 01/23/45	1,940,000	1,576,851
6.500%, 01/23/29	1,620,000	1,647,540
6.875%, 08/04/26 (c)	1,549,000	1,568,883
7.690%, 01/23/50	149,000	135,473
8.750%, 06/02/29	935,000	1,007,166
Petronas Capital Ltd.
3.404%, 04/28/61	1,734,000	1,195,806
5.340%, 04/03/35 (144A) (c)	1,870,000	1,950,486
Raizen Fuels Finance SA
5.700%, 01/17/35	200,000	184,220
6.700%, 02/25/37 (144A)	440,000	427,625
TotalEnergies SE
1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (f)	478,000	541,793
Wintershall Dea Finance BV
1.823%, 09/25/31 (EUR)	600,000	626,984
		23,796,157
Pharmaceuticals — 0.0%
Pfizer Netherlands International Finance BV
2.875%, 05/19/29 (EUR)	184,000	217,299
Pipelines — 0.1%
Acu Petroleo Luxembourg SARL
7.500%, 07/13/35 (144A)	354,562	359,814
Real Estate — 0.4%
Port of Spain Waterfront Development
7.875%, 02/19/40 (144A)	1,063,333	1,079,283
Prologis International Funding II SA
1.625%, 06/17/32 (EUR)	191,000	199,933
Swire Properties MTN Financing Ltd.
3.400%, 09/03/29 (CNY)	2,810,000	403,497
		1,682,713
BHFTI-33

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts — 0.6%
American Tower Corp.
0.875%, 05/21/29 (EUR)	197,000	$215,060
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332
4.375%, 07/22/31	280,000	242,205
Digital Dutch Finco BV
1.000%, 01/15/32 (EUR)	100,000	100,950
Digital Intrepid Holding BV
1.375%, 07/18/32 (EUR)	543,000	553,463
Trust Fibra Uno
4.869%, 01/15/30	1,088,000	1,066,624
Westfield America Management Ltd.
2.625%, 03/30/29 (GBP)	195,000	242,524
		2,420,826
Savings & Loans — 0.5%
Nationwide Building Society
1.125%, 05/31/28 (EUR)	1,000,000	1,135,203
4.000%, 5Y EUR Swap + 1.850%, 07/30/35 (EUR) (f)	224,000	267,059
6.178%, 1Y GBP Swap + 2.213%, 12/07/27 (GBP) (f)	435,000	595,708
		1,997,970
Software — 0.1%
Fiserv, Inc.
4.500%, 05/24/31 (EUR)	200,000	247,726
Telecommunications — 0.7%
AT&T, Inc.
4.100%, 01/19/26 (AUD)	1,530,000	1,011,945
Bell Telephone Co. of Canada or Bell Canada
5.250%, 08/14/55 (CAD)	153,000	110,503
5.850%, 11/10/32 (CAD)	671,000	534,500
Fibercop SpA
4.750%, 06/30/30 (EUR)	217,000	258,779
Sable International Finance Ltd.
7.125%, 10/15/32 (144A) (c)	365,000	370,617
TELUS Corp.
5.750%, 09/08/33 (CAD)	726,000	574,785
		2,861,129
Transportation — 2.1%
Empresa de Transporte de Pasajeros Metro SA
3.650%, 05/07/30 (144A)	200,000	195,242
5.000%, 01/25/47	200,000	181,970
FedEx Corp.
3.500%, 07/30/32 (EUR)	176,000	206,118
Lima Metro Line 2 Finance Ltd.
4.350%, 04/05/36	798,512	770,576
5.875%, 07/05/34	564,764	582,938
MTR Corp. Ltd.
3.050%, 09/20/54 (CNY)	4,650,000	686,741
SNCF Reseau
1.125%, 05/25/30 (EUR)	4,100,000	4,440,546
Transnet
8.250%, 02/06/28	1,633,000	1,722,664
		8,786,795
Security Description	Principal Amount*	Value

Water — 0.6%
Aegea Finance SARL
7.625%, 01/20/36 (144A)	280,000	$278,572
Anglian Water Services Financing PLC
5.875%, 06/20/31 (GBP)	225,000	310,689
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.875%, 10/24/29 (EUR)	180,000	219,189
Suez SACA
4.500%, 11/13/33 (EUR)	500,000	619,161
United Utilities Water Finance PLC
3.500%, 02/27/33 (EUR)	700,000	816,586
Veolia Environnement SA
1.625%, 09/21/32 (EUR)	200,000	209,644
		2,453,841
Total Corporate Bonds & Notes (Cost $121,653,581)		125,783,906

Asset-Backed Securities—1.4%
Asset-Backed - Automobile — 0.2%
Ally Bank Auto Credit-Linked Notes
5.117%, 09/15/32 (144A)	171,102	172,552
BOF VII AL Funding Trust I
6.291%, 07/26/32 (144A)	139,671	142,130
PenFed Auto Receivables Owner Trust
4.700%, 06/15/29 (144A)	157,000	157,996
Securitized Term Auto Receivables Trust
5.038%, 07/25/31 (144A)	128,286	129,486
Tesla Auto Lease Trust
5.110%, 08/21/28 (144A)	386,000	389,417
		991,581
Asset-Backed - Other — 1.1%
Affirm Asset Securitization Trust
4.620%, 09/15/29 (144A)	108,000	108,393
AGL CLO 16 Ltd.
5.726%, 3M TSFR + 1.400%, 01/20/35 (144A) (f)	375,000	375,091
AGL CLO 17 Ltd.
5.726%, 3M TSFR + 1.400%, 01/21/35 (144A) (f)	500,000	500,122
Amur Equipment Finance Receivables XI LLC
5.300%, 06/21/28 (144A)	99,747	99,991
Amur Equipment Finance Receivables XII LLC
6.090%, 12/20/29 (144A)	85,645	86,490
Auxilior Term Funding LLC
6.180%, 12/15/28 (144A)	161,539	162,717
BHG Securitization Trust
5.550%, 04/17/36 (144A)	59,001	59,091
Capital Street Master Trust
5.724%, SOFR30A + 1.350%, 10/16/28 (144A) (f)	189,362	189,903
Clarus Capital Funding LLC
4.790%, 08/20/32 (144A)	102,000	102,247
Clover CLO LLC
5.769%, 3M TSFR + 1.450%, 01/25/35 (144A) (f)	456,364	456,739
Dell Equipment Finance Trust
4.820%, 08/22/30 (144A)	250,000	252,146
BHFTI-34

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Agency Sponsored Mortgage-Backed Securities—1.0%
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
HINNT LLC
5.490%, 03/15/43 (144A)	110,937	$112,906
Lendmark Funding Trust
4.860%, 02/21/34 (144A)	101,000	101,273
M&T Equipment Notes
4.990%, 08/18/31 (144A)	124,875	125,299
Magnetite XIX Ltd.
5.772%, 3M TSFR + 1.450%, 04/17/34 (144A) (f)	272,765	272,646
Neuberger Berman Loan Advisers CLO 46 Ltd.
5.826%, 3M TSFR + 1.500%, 01/20/37 (144A) (f)	470,000	468,753
NMEF Funding LLC
5.150%, 12/15/31 (144A)	192,227	193,710
6.570%, 06/17/30 (144A)	121,450	122,263
OCP CLO Ltd.
5.872%, 3M TSFR + 1.550%, 01/17/37 (144A) (f)	360,000	359,645
PEAC Solutions Receivables LLC
5.200%, 07/20/32 (144A)	126,000	128,008
Sierra Timeshare Receivables Funding LLC
5.140%, 06/20/41 (144A)	91,146	92,040
		4,369,473
Asset-Backed - Student Loan — 0.1%
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	548,158	482,095
Total Asset-Backed Securities (Cost $5,886,577)		5,843,149

Non-Agency Mortgage-Backed Securities—1.1%
Commercial Mortgage-Backed Securities — 1.1%
BAMLL Trust
6.001%, 1M TSFR + 1.850%, 02/15/42 (144A) (f)	755,000	755,944
BX Commercial Mortgage Trust
5.643%, 1M TSFR + 1.492%, 10/15/41 (144A) (f)	256,101	256,501
DTP Commercial Mortgage Trust
6.038%, 01/15/41 (144A) (f)	144,000	147,805
Fashion Show Mall LLC
5.274%, 10/10/41 (144A) (f)	250,000	253,573
Great Wolf Trust
5.692%, 1M TSFR + 1.542%, 03/15/39 (144A) (f)	688,000	689,290
HILT Commercial Mortgage Trust
5.691%, 1M TSFR + 1.541%, 05/15/37 (144A) (f)	260,000	260,406
JP Morgan Chase Commercial Mortgage Securities Trust
3.689%, 12/15/47 (144A) (f)	1,500,000	872,490
NJ Trust
6.697%, 01/06/29 (144A) (f)	301,751	316,709
ORL Trust
5.643%, 1M TSFR + 1.493%, 12/15/39 (144A) (f)	227,270	227,341
SWCH Commercial Mortgage Trust
5.593%, 1M TSFR + 1.443%, 02/15/42 (144A) (f)	675,231	671,644
Total Non-Agency Mortgage-Backed Securities (Cost $4,838,239)		4,451,703

Security Description	Principal Amount*/ Shares	Value

Agency Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.306%, SOFR30A + 0.950%, 12/25/41 (144A) (f)	655,279	$655,482
5.356%, SOFR30A + 1.000%, 10/25/44 (144A) (f)	36,623	36,612
5.556%, SOFR30A + 1.200%, 08/25/44 (144A) (f)	419,205	419,465
5.856%, SOFR30A + 1.500%, 10/25/41 (144A) (f)	667,680	669,456
6.448%, SOFR30A + 2.100%, 03/25/43 (144A) (f)	227,841	231,067
8.706%, SOFR30A + 4.350%, 04/25/42 (144A) (f)	208,229	217,781
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.206%, SOFR30A + 0.850%, 12/25/41 (144A) (f)	38,005	37,983
5.356%, SOFR30A + 1.000%, 07/25/44 (144A) (f)	82,995	82,982
5.406%, SOFR30A + 1.050%, 09/25/44 (144A) (f)	48,620	48,590
5.456%, SOFR30A + 1.100%, 01/25/45 (144A) (f)	178,457	178,513
5.906%, SOFR30A + 1.550%, 10/25/41 (144A) (f)	38,058	38,129
6.256%, SOFR30A + 1.900%, 06/25/43 (144A) (f)	182,432	183,791
6.571%, SOFR30A + 2.214%, 03/25/31 (f)	913,571	930,659
6.906%, SOFR30A + 2.550%, 07/25/42 (144A) (f)	400,383	410,613
Total Agency Sponsored Mortgage-Backed Securities (Cost $4,091,552)		4,141,123

U.S. Treasury & Government Agencies—0.2%
U.S. Treasury — 0.2%
U.S. Treasury Bonds
4.500%, 11/15/54 (Cost $647,590)	680,000	654,739

Short-Term Investments—1.6%
Repurchase Agreement—1.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $6,229,102; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $6,353,250	6,228,583	6,228,583
Total Short-Term Investments (Cost $6,228,583)		6,228,583

Securities Lending Reinvestments (g)—1.2%
Short-Term Investment Funds—1.0%
Allspring Government Money Market Fund, Select Class 4.070% (h)	650,000	650,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (h)	450,000	450,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (h)	450,000	450,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (h)	600,000	600,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (h)	650,000	650,000
HSBC U.S. Government Money Market Fund, Class I 4.050% (h)	20,000	20,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (h)	650,000	650,000
BHFTI-35

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (h)	450,000	$450,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (h)	75,000	75,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (h)	200,000	200,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.040% (h)	20,000	20,000
		4,215,000

Repurchase Agreements—0.2%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $47,121; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $48,058	47,116	47,116
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $599,266; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $611,180	599,197	599,197
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $80,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $81,610	80,000	80,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $50,006; collateralized by various Common Stock with an aggregate market value of $55,006	50,000	50,000
		776,313
Total Securities Lending Reinvestments (Cost $4,991,313)		4,991,313
Total Investments—100.1% (Cost $405,916,253)		407,830,576
Other assets and liabilities (net)—(0.1)%		(320,869)
Net Assets—100.0%		$407,509,707

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Interest only security.
(b)	Security is a “step up” bond where coupon increases or steps up at a predetermined date.
Rate shown is current coupon rate.
(c)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $16,306,524 and the collateral received consisted of cash in the amount of $4,991,313 and non-cash collateral with a value of $11,963,921. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(d)	Principal amount of security is adjusted for inflation.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$85,396,835, which is 21.0% of net assets.

Country Diversification as of September 30, 2025 (Unaudited)	% of Net Assets
Japan	9.2
Mexico	7.0
United States	6.7
United Kingdom	4.7
France	4.7
China	3.9
Colombia	3.5
Canada	3.3
Turkey	3.3
Italy	2.7
BHFTI-36

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	168,728	SSBT	11/07/25	USD	111,373	$331
BRL	635,350	BBP	10/02/25	USD	118,738	638
BRL	4,140,574	BBP	10/02/25	USD	773,815	4,160
BRL	2,971,181	CBNA	10/02/25	USD	558,640	(383)
BRL	1,082,186	DBAG	10/02/25	USD	203,472	(140)
BRL	2,940,008	JPMC	10/02/25	USD	553,799	(1,400)
BRL	3,058,388	MSCS	10/02/25	USD	575,036	(394)
BRL	604,177	UBSA	10/02/25	USD	113,597	(78)
CAD	5,557,293	MSCS	11/14/25	USD	4,037,644	(36,159)
CAD	1,610,791	SSBT	11/14/25	USD	1,157,728	2,110
CNH	55,514,612	MSCS	10/16/25	USD	7,768,247	23,451
CNH	4,639,021	SSBT	10/16/25	USD	652,863	(1,757)
CNH	858,061	SSBT	10/16/25	USD	120,853	(421)
CNH	2,431,476	SSBT	10/16/25	USD	340,677	590
CNH	5,660,872	SSBT	10/16/25	USD	792,098	2,428
EUR	399,974	SSBT	11/21/25	USD	475,845	(4,877)
EUR	205,965	SSBT	11/21/25	USD	244,983	(2,459)
EUR	490,376	SSBT	11/21/25	USD	577,159	258
JPY	235,029,712	BOA	10/30/25	USD	1,602,158	(8,195)
JPY	55,812,329	SSBT	10/30/25	USD	381,662	(3,145)
JPY	7,271,755	SSBT	10/30/25	USD	48,725	591
MXN	18,678,166	BNP	10/22/25	USD	995,132	22,625
MXN	33,054,753	BNP	10/22/25	USD	1,777,342	23,783
MXN	23,987,438	BNP	10/22/25	USD	1,281,717	25,338
MXN	7,599,940	SSBT	10/22/25	USD	413,789	325
MXN	3,069,651	SSBT	10/22/25	USD	164,319	2,944
MXN	5,676,657	SSBT	10/22/25	USD	302,774	6,542
MXN	9,474,963	SSBT	10/22/25	USD	501,534	14,748
ZAR	23,967,023	BBP	10/14/25	USD	1,376,681	9,963
ZAR	28,995,093	GSI	10/14/25	USD	1,655,446	22,104
ZAR	2,348,063	SSBT	10/14/25	USD	132,081	3,769
ZAR	9,129,237	SSBT	10/14/25	USD	505,568	22,616

Contracts to Deliver
AUD	7,260,387	NWM	11/07/25	USD	4,700,251	(106,371)
AUD	2,901,954	SCB	11/07/25	USD	1,875,250	(45,941)
AUD	4,401,523	SSBT	11/07/25	USD	2,884,230	(29,728)
AUD	435,977	SSBT	11/07/25	USD	280,531	(8,101)
BRL	635,350	BBP	10/02/25	USD	119,458	82
BRL	4,140,574	BBP	10/02/25	USD	778,508	534
BRL	4,140,574	BBP	11/04/25	USD	767,855	(3,882)
BRL	635,350	BBP	11/04/25	USD	117,823	(596)
BRL	2,971,181	CBNA	10/02/25	USD	558,230	(26)
BRL	1,082,186	DBAG	10/02/25	USD	197,034	(6,298)
BRL	2,940,008	JPMC	10/02/25	USD	552,779	379
BRL	3,058,388	MSCS	10/02/25	USD	556,921	(17,721)
BRL	604,177	UBSA	10/02/25	USD	110,794	(2,725)
CAD	26,277,216	BOA	11/14/25	USD	19,042,841	122,135
CAD	152,916	SSBT	11/14/25	USD	111,139	1,033
CAD	276,429	SSBT	11/14/25	USD	200,580	1,540
CNH	181,363,691	CBNA	10/16/25	USD	25,271,886	(183,234)
CNH	10,479,602	DBAG	10/16/25	USD	1,465,583	(5,272)
CNH	1,041,951	SSBT	10/16/25	USD	145,709	(533)
CNH	296,905	SSBT	10/16/25	USD	41,816	144
BHFTI-37

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
COP	10,600,048,356	BOA	11/13/25	USD	2,693,820	$4,521
EUR	23,792,102	BNP	10/08/25	USD	27,969,472	26,041
EUR	22,535,979	MSCS	11/21/25	USD	26,589,075	52,988
EUR	19,718,577	SSBT	10/15/25	USD	23,194,895	25,915
EUR	108,469	SSBT	11/21/25	USD	127,291	(431)
EUR	61,852	SSBT	11/21/25	USD	72,742	(89)
EUR	75,000	SSBT	11/21/25	USD	88,563	250
EUR	378,369	SSBT	11/21/25	USD	445,787	257
EUR	1,687,324	SSBT	11/21/25	USD	1,987,889	1,067
EUR	228,039	SSBT	11/21/25	USD	269,687	1,171
EUR	712,756	SSBT	11/21/25	USD	841,162	1,892
EUR	407,226	SSBT	11/21/25	USD	481,788	2,279
EUR	1,863,135	SSBT	11/21/25	USD	2,197,421	3,581
GBP	12,451,478	BOA	12/05/25	USD	17,019,415	270,948
GBP	6,730	SSBT	12/05/25	USD	9,198	146
GBP	65,065	SSBT	12/05/25	USD	88,564	1,046
HUF	414,447,846	GSI	11/19/25	USD	1,245,370	1,448
HUF	90,642,765	SSBT	11/19/25	USD	270,955	(1,100)
HUF	136,363,180	SSBT	11/19/25	USD	408,439	(840)
HUF	34,041,672	SSBT	11/19/25	USD	102,791	619
HUF	272,637,809	SSBT	11/19/25	USD	823,927	5,634
IDR	9,158,919,845	BBP	10/24/25	USD	549,254	(237)
IDR	36,752,600,938	BBP	10/24/25	USD	2,251,446	46,466
IDR	7,973,310,692	HSBCU	10/24/25	USD	488,939	10,578
JPY	2,799,596,822	JPMC	10/30/25	USD	19,155,472	168,709
JPY	3,024,583,171	MSCS	10/30/25	USD	20,657,181	144,568
KRW	414,735,006	BOA	10/14/25	USD	297,267	1,514
KRW	3,504,962,200	CBNA	10/14/25	USD	2,564,187	64,749
MXN	23,607,283	CBNA	10/22/25	USD	1,285,360	(981)
MXN	34,954,871	GSI	10/22/25	USD	1,864,718	(39,944)
MXN	24,343,706	GSI	10/22/25	USD	1,318,263	(8,205)
MXN	90,450,493	MSCS	10/22/25	USD	4,782,780	(145,792)
MXN	56,078,388	MSCS	10/22/25	USD	2,965,275	(90,390)
MXN	15,201,635	SSBT	10/22/25	USD	804,663	(23,662)
MYR	7,700,738	GSI	11/21/25	USD	1,828,068	(5,152)
NZD	44,430	SSBT	11/07/25	USD	26,305	511
PEN	7,624,543	UBSA	11/13/25	USD	2,193,103	(517)
PEN	1,428,990	UBSA	11/13/25	USD	411,031	(97)
PLN	11,087,090	UBSA	11/19/25	USD	3,063,020	14,728
ZAR	43,200,552	MSCS	10/14/25	USD	2,392,839	(106,586)
ZAR	10,920,591	SSBT	10/14/25	USD	627,192	(4,633)
Net Unrealized Appreciation						$268,295
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 3 Year Treasury Bond Futures	12/15/25	23	AUD	2,457,336	$(5,811)
Euro-Bobl Futures	12/08/25	35	EUR	4,123,350	1,195
Euro-BTP Futures	12/08/25	15	EUR	1,797,600	22,878
Euro-Buxl 30 Year Bond Futures	12/08/25	16	EUR	1,831,680	47,320
Euro-OAT Futures	12/08/25	10	EUR	1,213,500	9,616
Euro-Schatz Futures	12/08/25	25	EUR	2,674,500	(2,815)
U.K. Long Gilt Bond Futures	12/29/25	37	GBP	3,361,080	12,894
BHFTI-38

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/19/25	15	USD	1,748,906	$44,470
U.S. Treasury Note 2 Year Futures	12/31/25	197	USD	41,054,492	(2,809)
U.S. Treasury Note 5 Year Futures	12/31/25	181	USD	19,764,352	25,556
U.S. Treasury Ultra Long Bond Futures	12/19/25	91	USD	10,925,688	163,707

Futures Contracts—Short
Canadian Government Bond	12/18/25	(64)	CAD	(7,837,440)	(125,176)
Euro-Bund Futures	12/08/25	(24)	EUR	(3,085,680)	(7,775)
U.S. Treasury Note Ultra 10 Year Futures	12/19/25	(27)	USD	(3,107,109)	15,633
Net Unrealized Appreciation					$198,883
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	1-Day CDI	Maturity	13.650%	Maturity	01/02/31	BRL	41,902,082	$66,786	$—	$66,786
Pay	3M NZDBB	Quarterly	4.153%	Quarterly	03/18/35	NZD	3,204,000	75,454	—	75,454
Pay	3M NZDBB	Quarterly	4.155%	Quarterly	03/18/35	NZD	1,626,000	38,483	—	38,483
Pay	7-Day CNRR	Quarterly	1.571%	Quarterly	02/20/30	CNY	53,440,000	(21,828)	—	(21,828)
Pay	7-Day CNRR	Quarterly	1.583%	Quarterly	04/03/30	CNY	16,879,000	(6,113)	—	(6,113)
Pay	7-Day CNRR	Quarterly	1.591%	Quarterly	04/03/30	CNY	18,231,000	(5,717)	—	(5,717)
Totals								$147,065	$—	$147,065
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.AUS.44.V1	(1.000%)	Quarterly	12/20/30	0.656%	USD	3,110,000	$(50,251)	$(49,794)	$(457)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.45.V1	1.000%	Quarterly	12/20/30	0.519%	USD	3,110,000	$70,466	$71,249	$(783)

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTI-39

Brighthouse Funds Trust I
AB International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$255,736,060	$—	$255,736,060
Total Corporate Bonds & Notes*	—	125,783,906	—	125,783,906
Total Asset-Backed Securities*	—	5,843,149	—	5,843,149
Total Non-Agency Mortgage-Backed Securities*	—	4,451,703	—	4,451,703
Total Agency Sponsored Mortgage-Backed Securities*	—	4,141,123	—	4,141,123
Total U.S. Treasury & Government Agencies*	—	654,739	—	654,739
Total Short-Term Investments*	—	6,228,583	—	6,228,583
Securities Lending Reinvestments
Short-Term Investment Funds	4,215,000	—	—	4,215,000
Repurchase Agreements	—	776,313	—	776,313
Total Securities Lending Reinvestments	4,215,000	776,313	—	4,991,313
Total Investments	$4,215,000	$403,615,576	$—	$407,830,576
Collateral for Securities Loaned (Liability)	$—	$(4,991,313)	$—	$(4,991,313)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,166,787	$—	$1,166,787
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(898,492)	—	(898,492)
Total Forward Contracts	$—	$268,295	$—	$268,295
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$343,269	$—	$—	$343,269
Futures Contracts (Unrealized Depreciation)	(144,386)	—	—	(144,386)
Total Futures Contracts	$198,883	$—	$—	$198,883
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$180,723	$—	$180,723
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(34,898)	—	(34,898)
Total Centrally Cleared Swap Contracts	$—	$145,825	$—	$145,825

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-40

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.9%
L3Harris Technologies, Inc.	14,151	$4,321,857
StandardAero, Inc. (a)	169,283	4,619,733
		8,941,590
Automobile Components — 1.4%
Aptiv PLC (a)	51,158	4,410,843
Banks — 4.1%
Fifth Third Bancorp (b)	156,399	6,967,575
First Citizens BancShares, Inc. - Class A	712	1,273,882
Regions Financial Corp.	161,162	4,249,842
		12,491,299
Beverages — 2.9%
Keurig Dr. Pepper, Inc.	285,029	7,271,090
Primo Brands Corp.	68,458	1,512,922
		8,784,012
Building Products — 1.2%
Carlisle Cos., Inc. (b)	10,791	3,549,807
Capital Markets — 2.9%
Jefferies Financial Group, Inc.	136,396	8,923,026
Chemicals — 1.6%
Eastman Chemical Co. (b)	17,516	1,104,384
RPM International, Inc.	31,849	3,754,360
		4,858,744
Commercial Services & Supplies — 1.5%
Republic Services, Inc.	19,657	4,510,888
Construction & Engineering — 0.9%
API Group Corp. (a)	79,882	2,745,544
Construction Materials — 3.6%
Amrize Ltd. (a) (b)	57,473	2,789,164
Vulcan Materials Co.	26,635	8,193,459
		10,982,623
Containers & Packaging — 2.7%
AptarGroup, Inc.	10,397	1,389,663
Graphic Packaging Holding Co. (b)	344,743	6,746,621
		8,136,284
Electric Utilities — 5.5%
American Electric Power Co., Inc.	82,573	9,289,462
FirstEnergy Corp.	167,511	7,675,354
		16,964,816
Electronic Equipment, Instruments & Components — 2.9%
CDW Corp.	29,314	4,669,134
Keysight Technologies, Inc. (a)	24,541	4,292,712
		8,961,846
Security Description	Shares	Value
Energy Equipment & Services — 2.2%
Baker Hughes Co.	138,724	$6,758,633
Financial Services — 1.1%
Euronet Worldwide, Inc. (a) (b)	40,250	3,534,352
Ground Transportation — 2.9%
Canadian Pacific Kansas City Ltd. (b)	78,425	5,841,878
Knight-Swift Transportation Holdings, Inc. (b)	79,740	3,150,528
		8,992,406
Health Care Equipment & Supplies — 2.1%
Alcon AG (b)	51,591	3,844,046
Hologic, Inc. (a)	37,021	2,498,547
		6,342,593
Health Care Providers & Services — 4.4%
Humana, Inc.	17,508	4,555,056
Labcorp Holdings, Inc. (b)	30,976	8,891,971
		13,447,027
Household Durables — 2.8%
DR Horton, Inc. (b)	26,069	4,417,913
Somnigroup International, Inc. (b)	32,431	2,734,906
TopBuild Corp. (a) (b)	3,318	1,296,874
		8,449,693
Household Products — 1.6%
Church & Dwight Co., Inc.	55,593	4,871,615
Insurance — 5.3%
Arch Capital Group Ltd.	66,921	6,071,743
Brown & Brown, Inc.	50,889	4,772,879
Loews Corp.	54,970	5,518,438
		16,363,060
IT Services — 1.9%
Amdocs Ltd.	58,830	4,827,002
Okta, Inc. (a)	9,382	860,329
		5,687,331
Life Sciences Tools & Services — 4.4%
Charles River Laboratories International, Inc. (a)	40,531	6,341,480
ICON PLC (a)	20,341	3,559,675
Qiagen NV (b)	53,794	2,403,516
Revvity, Inc. (b)	14,277	1,251,379
		13,556,050
Machinery — 5.1%
Donaldson Co., Inc.	17,971	1,470,926
Gates Industrial Corp. PLC (a)	219,424	5,446,104
Ingersoll Rand, Inc. (b)	30,592	2,527,511
Mueller Industries, Inc.	13,363	1,351,133
Toro Co.	63,084	4,807,001
		15,602,675
BHFTI-41

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Warrants—0.0%
Security Description	Shares	Value
Media — 0.3%
NIQ Global Intelligence PLC (a) (b)	52,315	$821,345
Metals & Mining — 1.5%
Freeport-McMoRan, Inc.	88,600	3,474,892
Nucor Corp.	9,348	1,266,000
		4,740,892
Mortgage Real Estate Investment Trusts — 2.1%
Annaly Capital Management, Inc. (b)	319,187	6,450,769
Office REITs — 1.3%
BXP, Inc.	53,006	3,940,466
Oil, Gas & Consumable Fuels — 4.7%
EOG Resources, Inc. (b)	37,985	4,258,878
EQT Corp.	97,940	5,330,874
Valero Energy Corp.	28,382	4,832,320
		14,422,072
Professional Services — 3.8%
Booz Allen Hamilton Holding Corp.	43,599	4,357,720
Jacobs Solutions, Inc.	48,449	7,260,567
		11,618,287
Real Estate Management & Development — 1.5%
CBRE Group, Inc. - Class A (a)	28,339	4,465,093
Semiconductors & Semiconductor Equipment — 4.4%
ON Semiconductor Corp. (a)	96,046	4,736,028
Teradyne, Inc.	64,404	8,864,567
		13,600,595
Specialized REITs — 3.8%
CubeSmart	86,467	3,515,748
Gaming & Leisure Properties, Inc.	73,393	3,420,848
Weyerhaeuser Co. (b)	187,230	4,641,432
		11,578,028
Specialty Retail — 1.3%
AutoZone, Inc. (a)	927	3,977,052
Textiles, Apparel & Luxury Goods — 1.1%
PVH Corp. (b)	39,736	3,328,685
Trading Companies & Distributors — 3.8%
AerCap Holdings NV	54,974	6,651,854
WESCO International, Inc. (b)	23,856	5,045,544
		11,697,398
Water Utilities — 1.8%
American Water Works Co., Inc.	39,877	5,550,480
Total Common Stocks (Cost $254,507,360)		304,057,919

Security Description	Shares/ Principal Amount*	Value

Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd., Expires 07/24/27 (a) (c) (d) (Cost $175,712)	30,257	$0

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (a) (c) (d) (Cost $0)	277,348	0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (a) (Cost $0)	84,465	0

Short-Term Investments—0.8%
Repurchase Agreement—0.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $2,331,654; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $2,378,145	2,331,460	2,331,460
Total Short-Term Investments (Cost $2,331,460)		2,331,460

Securities Lending Reinvestments (e)—12.4%
Short-Term Investment Funds—2.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (f)	400,000	400,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (f)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (f)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (f)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (f)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (f)	1,000,000	1,000,000
		7,400,000

Certificate of Deposit—0.3%
Bank of Montreal
4.510%, SOFR + 0.350%, 05/14/26 (g)	1,000,000	999,999
Repurchase Agreements—8.0%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $1,000,117; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	1,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $3,000,352; collateralized by various Common Stock with an aggregate market value of $3,337,007	3,000,000	3,000,000
BHFTI-42

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $800,095; collateralized by various Common Stock with an aggregate market value of $889,869	800,000	$800,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $1,000,116; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $2,047,836; collateralized by various Common Stock with an aggregate market value of $2,200,001	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $600,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $612,000	600,000	600,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $4,659,503; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $4,752,140	4,658,961	4,658,961
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $2,900,345; collateralized by various Common Stock with an aggregate market value of $3,233,773	2,900,000	2,900,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $3,000,357; collateralized by various Common Stock with an aggregate market value of $3,345,282	3,000,000	3,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $2,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $2,224,376	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $600,068; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $612,000	600,000	600,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $3,000,349; collateralized by various Common Stock with an aggregate market value of $3,300,384	3,000,000	3,000,000
		24,558,961
Security Description	Principal Amount*	Value
Time Deposits—1.7%
Canadian Imperial Bank
4.060%, 10/01/25	1,000,000	$1,000,000
DNB Bank ASA
4.040%, 10/01/25	1,000,000	1,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	1,000,000	1,000,000
Skandinaviska (NY)
4.060%, 10/01/25	1,000,000	1,000,000
Svenska (NY)
4.060%, 10/01/25	1,000,000	1,000,000
		5,000,000
Total Securities Lending Reinvestments (Cost $37,958,961)		37,958,960
Total Investments—112.5% (Cost $294,973,493)		344,348,339
Other assets and liabilities (net)—(12.5)%		(38,159,359)
Net Assets—100.0%		$306,188,980

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $60,274,192 and the collateral received consisted of cash in the amount of
$37,958,961 and non-cash collateral with a value of $23,823,359. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(g)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-43

Brighthouse Funds Trust I
Allspring Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$304,057,919	$—	$—	$304,057,919
Total Warrants*	—	—	0	0
Total Escrow Shares*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	2,331,460	—	2,331,460
Securities Lending Reinvestments
Short-Term Investment Funds	7,400,000	—	—	7,400,000
Certificate of Deposit	—	999,999	—	999,999
Repurchase Agreements	—	24,558,961	—	24,558,961
Time Deposits	—	5,000,000	—	5,000,000
Total Securities Lending Reinvestments	7,400,000	30,558,960	—	37,958,960
Total Investments	$311,457,919	$32,890,420	$0	$344,348,339
Collateral for Securities Loaned (Liability)	$—	$(37,958,961)	$—	$(37,958,961)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTI-44

Brighthouse Funds Trust I
American Funds® Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds AMCAP Fund (Class R-6)	7,101,392	$342,003,054
American Funds American Mutual Fund (Class R-6)	4,326,516	269,671,712
American Funds Capital World Bond Fund (Class 1) (a)	4,175,013	43,795,887
American Funds Fundamental Investors Fund (Class R-6)	3,517,023	328,736,104
American Funds Growth Fund (Class 1)	2,246,722	312,002,227
American Funds Growth-Income Fund (Class 1)	4,489,583	299,634,764
American Funds High-Income Trust Fund (Class R-6)	5,845,592	58,163,639
American Funds International Fund (Class 1) (a)	12,425,337	269,878,317
American Funds International Growth & Income Fund (Class R-6) (a)	7,331,417	329,327,260
American Funds New World Fund (Class 1)	2,840,288	89,497,484
American Funds Smallcap World Fund, Inc. (Class R-6)	1,884,502	147,349,227
American Funds The Bond Fund of America (Class 1)	14,753,353	143,992,730
Security Description	Shares	Value
Mutual Funds—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	3,571,984	$43,328,160
American Funds Washington Mutual Investors Fund (Class 1)	16,585,302	298,369,579
Total Investment Companies (Cost $2,362,432,037)		2,975,750,144
Total Investments—100.1% (Cost $2,362,432,037)		2,975,750,144
Other assets and liabilities (net)—(0.1)%		(1,803,493)
Net Assets—100.0%		$2,973,946,651

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
American Funds Capital World Bond Fund (Class 1)	$40,719,097	$2,452,834	$(2,984,711)	$(599,788)	$4,208,455	$43,795,887
American Funds International Fund (Class 1)	244,239,064	974,396	(26,765,434)	3,329,096	48,101,195	269,878,317
American Funds International Growth & Income Fund (Class R-6)	302,509,305	16,307,225	(60,857,118)	1,730,627	69,637,221	329,327,260
	$587,467,466	$19,734,455	$(90,607,263)	$4,459,935	$121,946,871	$643,001,464

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
American Funds Capital World Bond Fund (Class 1)	$116,345	4,175,013
American Funds International Fund (Class 1)	168,256	12,425,337
American Funds International Growth & Income Fund (Class R-6)	7,029,647	7,331,417
	$7,314,248
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$2,975,750,144	$—	$—	$2,975,750,144
Total Investments	$2,975,750,144	$—	$—	$2,975,750,144

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-45

Brighthouse Funds Trust I
American Funds® Balanced Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds AMCAP Fund (Class R-6)	6,814,063	$328,165,258
American Funds American Mutual Fund (Class R-6)	4,635,586	288,936,114
American Funds Capital World Bond Fund (Class 1) (a)	10,628,010	111,487,825
American Funds Fundamental Investors Fund (Class R-6)	3,525,272	329,507,169
American Funds Growth Fund (Class 1)	2,506,938	348,138,504
American Funds Growth-Income Fund (Class 1)	5,570,267	371,759,628
American Funds High-Income Trust Fund (Class R-6)	18,479,286	183,868,898
American Funds International Fund (Class 1) (a)	12,828,049	278,625,217
American Funds International Growth & Income Fund (Class R-6) (a)	8,034,549	360,911,924
American Funds New World Fund (Class 1)	2,611,254	82,280,615
American Funds Smallcap World Fund, Inc. (Class R-6)	1,560,440	122,010,843
American Funds The Bond Fund of America (Class 1) (a)	55,074,778	537,529,829
Security Description	Shares	Value
Mutual Funds—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	35,105,610	$425,831,045
American Funds Washington Mutual Investors Fund (Class 1)	18,290,476	329,045,661
Total Investment Companies (Cost $3,563,805,428)		4,098,098,530
Total Investments—100.1% (Cost $3,563,805,428)		4,098,098,530
Other assets and liabilities (net)—(0.1)%		(2,373,612)
Net Assets—100.0%		$4,095,724,918

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
American Funds Capital World Bond Fund (Class 1)	$106,451,205	$3,796,006	$(8,083,604)	$(1,747,087)	$11,071,305	$111,487,825
American Funds International Fund (Class 1)	260,535,116	303,860	(35,774,485)	6,664,580	46,896,146	278,625,217
American Funds International Growth & Income Fund (Class R-6)	341,282,815	16,562,116	(76,502,831)	2,318,588	77,251,236	360,911,924
American Funds The Bond Fund of America (Class 1)	524,325,508	15,971,812	(30,209,352)	(4,681,102)	32,122,963	537,529,829
	$1,232,594,644	$36,633,794	$(150,570,272)	$2,554,979	$167,341,650	$1,288,554,795

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
American Funds Capital World Bond Fund (Class 1)	$297,973	10,628,010
American Funds International Fund (Class 1)	174,666	12,828,049
American Funds International Growth & Income Fund (Class R-6)	7,765,876	8,034,549
American Funds The Bond Fund of America (Class 1)	4,746,584	55,074,778
	$12,985,099
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$4,098,098,530	$—	$—	$4,098,098,530
Total Investments	$4,098,098,530	$—	$—	$4,098,098,530

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-46

Brighthouse Funds Trust I
American Funds® Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds Growth Fund (Class 1) (a)	14,522,847	$2,016,787,750
Total Investment Companies (Cost $1,349,279,027)		2,016,787,750
Total Investments—100.1% (Cost $1,349,279,027)		2,016,787,750
Other assets and liabilities (net)—(0.1)%		(1,238,277)
Net Assets—100.0%		$2,015,549,473

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows.
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
American Funds Growth Fund (Class 1)	$1,860,838,354	$191,258,063	$(215,668,523)	$99,225,294	$81,134,562	$2,016,787,750

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
American Funds Growth Fund (Class 1)	$151,172,240	$3,757,540	14,522,847
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$2,016,787,750	$—	$—	$2,016,787,750
Total Investments	$2,016,787,750	$—	$—	$2,016,787,750

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-47

Brighthouse Funds Trust I
American Funds® Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Mutual Funds — 100.1%
American Funds AMCAP Fund (Class R-6)	2,033,126	$97,915,375
American Funds American Mutual Fund (Class R-6)	2,528,283	157,587,867
American Funds Capital World Bond Fund (Class 1) (a)	6,504,545	68,232,678
American Funds Fundamental Investors Fund (Class R-6)	1,052,010	98,331,362
American Funds Growth Fund (Class 1)	704,040	97,770,032
American Funds Growth-Income Fund (Class 1)	2,361,240	157,589,135
American Funds High-Income Trust Fund (Class R-6)	11,410,321	113,532,700
American Funds International Fund (Class 1)	4,985,660	108,288,536
American Funds International Growth & Income Fund (Class R-6)	2,850,403	128,040,102
American Funds New World Fund (Class 1)	623,025	19,631,517
American Funds Smallcap World Fund, Inc. (Class R-6)	248,990	19,468,509
American Funds The Bond Fund of America (Class 1) (a)	36,955,485	360,685,537
Security Description	Shares	Value
Mutual Funds—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	30,515,431	$370,152,179
American Funds Washington Mutual Investors Fund (Class 1)	8,740,585	157,243,118
Total Investment Companies (Cost $1,806,879,861)		1,954,468,647
Total Investments—100.1% (Cost $1,806,879,861)		1,954,468,647
Other assets and liabilities (net)—(0.1)%		(1,319,118)
Net Assets—100.0%		$1,953,149,529

(a)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
American Funds Capital World Bond Fund (Class 1)	$67,014,672	$1,644,692	$(6,236,774)	$(1,254,150)	$7,064,238	$68,232,678
American Funds The Bond Fund of America (Class 1)	370,954,619	4,097,304	(33,169,988)	(4,000,340)	22,803,942	360,685,537
	$437,969,291	$5,741,996	$(39,406,762)	$(5,254,490)	$29,868,180	$428,918,215

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
American Funds Capital World Bond Fund (Class 1)	$183,517	6,504,545
American Funds The Bond Fund of America (Class 1)	3,244,604	36,955,485
	$3,428,121
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,954,468,647	$—	$—	$1,954,468,647
Total Investments	$1,954,468,647	$—	$—	$1,954,468,647

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-48

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—90.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 90.5%
Communication Services Select Sector SPDR Fund (a)	257,066	$30,428,902
Consumer Discretionary Select Sector SPDR Fund (a)	122,035	29,244,467
Consumer Staples Select Sector SPDR Fund (a)	137,500	10,775,875
Energy Select Sector SPDR Fund (a)	81,470	7,278,530
Financial Select Sector SPDR Fund	655,503	35,311,947
Health Care Select Sector SPDR Fund (a)	173,123	24,093,528
Industrial Select Sector SPDR Fund (a)	150,496	23,210,998
iShares Core MSCI EAFE ETF (b)	8,548,608	746,378,964
iShares Core S&P 500 ETF (b)	818,985	548,146,661
iShares Core U.S. Aggregate Bond ETF (a) (b)	4,415,883	442,692,271
iShares U.S. Real Estate ETF (a) (b)	617,557	59,952,434
Materials Select Sector SPDR Fund (a)	59,476	5,330,239
Technology Select Sector SPDR Fund (a)	284,792	80,271,473
Utilities Select Sector SPDR Fund	81,104	7,073,080
Vanguard Total Bond Market ETF (a)	7,915,573	588,681,163
Total Investment Companies (Cost $2,274,812,528)		2,638,870,532

Short-Term Investments—7.0%
Repurchase Agreement—0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $14,755,968; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $15,049,869	14,754,739	14,754,739

Short-Term Investment Funds—6.5%
State Street USD Liquidity LVNAV Fund - Institutional Shares
4.128% (c)	189,968,054	189,968,054
Total Short-Term Investments (Cost $204,722,793)		204,722,793

Securities Lending Reinvestments (d)—9.0%
Certificates of Deposit—2.5%
Bank of America NA
4.560%, SOFR + 0.400%, 03/31/26 (e)	2,000,000	2,001,810
Bank of Montreal
4.500%, SOFR + 0.370%, 08/07/26 (e)	5,000,000	5,001,260
4.520%, SOFR + 0.390%, 05/05/26 (e)	2,000,000	2,000,770
Bank of Nova Scotia
4.460%, SOFR + 0.330%, 07/22/26 (e)	3,000,000	2,999,968
Barclays Bank PLC
4.360%, SOFR + 0.200%, 10/01/25 (e)	2,000,000	1,999,998
Commonwealth Bank of Australia
4.510%, SOFR + 0.380%, 04/13/26 (e)	5,000,000	5,004,835
Credit Agricole Corp. and Investment Bank
4.410%, SOFR + 0.280%, 11/03/25 (e)	5,000,000	5,000,040
Mitsubishi UFJ Trust & Banking Corp.
4.350%, SOFR + 0.220%, 03/17/26 (e)	2,000,000	2,000,042
Mizuho Bank Ltd.
4.400%, SOFR + 0.240%, 01/13/26 (e)	3,000,000	3,000,255
4.510%, SOFR + 0.350%, 10/10/25 (e)	3,000,000	3,000,150
MUFG Bank Ltd.
4.470%, SOFR + 0.310%, 10/30/25 (e)	4,000,000	4,000,488
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 12/15/25 (e)	5,000,000	$5,000,655
Royal Bank of Canada
4.510%, SOFR + 0.380%, 05/01/26 (e)	2,000,000	2,001,354
Skandinaviska Enskilda Banken AB
4.080%, 10/06/25	5,000,000	4,999,985
4.360%, SOFR + 0.200%, 12/08/25 (e)	3,000,000	2,999,991
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (e)	3,000,000	3,000,165
Standard Chartered Bank
4.390%, SOFR + 0.260%, 02/06/26 (e)	2,000,000	2,000,348
Sumitomo Mitsui Banking Corp.
4.360%, SOFR + 0.230%, 01/30/26 (e)	3,000,000	3,000,303
4.480%, SOFR + 0.350%, 10/14/25 (e)	5,000,000	5,000,335
Sumitomo Mitsui Trust Bank Ltd.
4.480%, 10/24/25	4,000,000	4,001,160
4.500%, 10/10/25	5,000,000	5,000,600
Toronto-Dominion Bank
4.610%, SOFR + 0.450%, 04/23/26 (e)	1,000,000	1,001,154
		74,015,666
Commercial Paper—0.7%
Chesham Finance Ltd./Chesham Finance LLC
4.090%, 10/03/25	4,000,000	3,998,612
Ionic Funding LLC
4.130%, 10/02/25	4,000,000	3,999,036
Old Line Funding LLC
4.300%, SOFR + 0.140%, 12/08/25 (e)	2,000,000	1,999,806
4.310%, SOFR + 0.150%, 10/06/25 (e)	6,000,000	5,999,994
Salisbury Receivables Co. LLC
4.150%, 12/11/25	2,000,000	1,983,212
4.180%, 12/08/25	2,000,000	1,983,900
		19,964,560
Repurchase Agreements—5.7%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $3,000,350; collateralized by various Common Stock with an aggregate market value of $3,337,007	3,000,000	3,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $3,300,387; collateralized by various Common Stock with an aggregate market value of $3,670,708	3,300,000	3,300,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $13,301,578; collateralized by various Common Stock with an aggregate market value of $14,794,066	13,300,000	13,300,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $2,000,232; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $2,040,001	2,000,000	2,000,000
BHFTI-49

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $30,717,533; collateralized by various Common Stock with an aggregate market value of $33,000,008	30,000,000	$30,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $2,400,277; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $2,448,000	2,400,000	2,400,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $5,049,948; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $5,150,348	5,049,360	5,049,360
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $2,000,238; collateralized by various Common Stock with an aggregate market value of $2,230,188	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $55,045,986; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $61,170,333	55,000,000	55,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/25 at 4.330%, due on 10/07/25 with a maturity value of $46,038,729; collateralized by various Common Stock with an aggregate market value of $51,296,402	46,000,000	46,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $2,500,284; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $2,550,000	2,500,000	2,500,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,400,163; collateralized by various Common Stock with an aggregate market value of $1,540,179	1,400,000	1,400,000
		165,949,360
Security Description	Principal Amount*	Value
Time Deposits—0.1%
Banco Santander SA
4.090%, 10/01/25	2,000,000	$2,000,000
Canadian Imperial Bank
4.060%, 10/01/25	1,000,000	1,000,000
		3,000,000
Total Securities Lending Reinvestments (Cost $262,916,030)		262,929,586
Total Investments—106.5% (Cost $2,742,451,351)		3,106,522,911
Other assets and liabilities (net)—(6.5)%		(188,509,755)
Net Assets—100.0%		$2,918,013,156

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $266,017,331 and the collateral received consisted of cash in the amount of $262,904,706 and non-cash collateral with a value of $7,996,728. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(e)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying ETFs for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETFs’ net assets. Transactions in the Underlying ETFs for the period ended September 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
iShares Core MSCI EAFE ETF	$451,806,787	$177,362,574	$(32,070,224)	$10,029,067	$139,250,760	$746,378,964
iShares Core S&P 500 ETF	380,006,480	204,179,766	(107,999,830)	11,538,738	60,421,507	548,146,661
BHFTI-50

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
iShares Core U.S. Aggregate Bond ETF	$487,120,370	$68,049,918	$(128,501,855)	$(1,163,497)	$17,187,335	$442,692,271
iShares U.S. Real Estate ETF	61,677,376	—	(4,328,663)	(486,443)	3,090,164	59,952,434
	$1,380,611,013	$449,592,258	$(272,900,572)	$19,917,865	$219,949,766	$1,797,170,330

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
iShares Core MSCI EAFE ETF	$12,536,594	8,548,608
iShares Core S&P 500 ETF	5,102,358	818,985
iShares Core U.S. Aggregate Bond ETF	11,873,815	4,415,883
iShares U.S. Real Estate ETF	922,877	617,557
	$30,435,644
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	112,656,870	GSI	12/17/25	USD	74,285,827	$326,393
CAD	98,186,779	GSI	12/17/25	USD	71,362,842	(557,409)
EUR	63,296,401	GSI	12/17/25	USD	74,802,041	(163,000)
EUR	7,535,000	JPMC	12/17/25	USD	8,915,661	(30,398)
EUR	63,296,401	JPMC	12/17/25	USD	74,622,520	16,521
JPY	21,135,370,371	GSI	12/17/25	USD	144,577,633	(561,593)

Contracts to Deliver
AUD	6,550,000	GSI	12/17/25	USD	4,319,063	(18,977)
CAD	4,830,000	GSI	12/17/25	USD	3,510,478	27,420
EUR	6,438,000	DBAG	12/17/25	USD	7,659,351	67,669
EUR	1,106,875	GSI	12/17/25	USD	1,308,076	2,850
GBP	30,000	HSBC	12/17/25	USD	40,611	260
JPY	534,016,801	GSI	12/17/25	USD	3,652,971	14,190

Cross Currency Contracts to Buy
JPY	21,135,371,150	GSI	12/17/25	EUR	122,390,503	(306,691)
Net Unrealized Depreciation						$(1,182,765)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	12/19/25	237	USD	33,005,805	$127,774
Russell 2000 Index E-Mini Futures	12/19/25	421	USD	51,688,275	294,857
S&P 500 Index E-Mini Futures	12/19/25	227	USD	76,484,813	1,020,451
TOPIX Index Futures	12/11/25	358	JPY	11,244,780,000	649,929
BHFTI-51

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Futures Contracts — (Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	12/19/25	(70)	USD	(9,748,550)	$(21,895)
NASDAQ 100 Index E-Mini Futures	12/19/25	(220)	USD	(109,567,700)	(2,857,258)
S&P 500 Index E-Mini Futures	12/19/25	(3)	USD	(1,010,813)	176
U.S. Treasury Ultra Long Bond Futures	12/19/25	(2,376)	USD	(285,268,500)	(6,092,479)
Net Unrealized Depreciation					$(6,878,445)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.658%	Annually	04/06/35	USD	241,695,426	$427,426	$(616,937)	$1,044,363
Pay	12M SOFR	Annually	3.768%	Annually	03/09/35	USD	422,000,000	4,601,618	187,718	4,413,900
Pay	12M SOFR	Annually	4.096%	Annually	01/12/35	USD	198,616,939	7,428,529	745,763	6,682,766
Totals								$12,457,573	$316,544	$12,141,029
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	3M UST	Quarterly	05/29/26	JPMC	S&P GSCI Commodity Total Return Index	USD	114,944,608	$744,840	$—	$744,840

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Securities in the amount of $703,063 have been received at the custodian bank as collateral for OTC derivative contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$2,638,870,532	$—	$—	$2,638,870,532
Short-Term Investments
Repurchase Agreement	—	14,754,739	—	14,754,739
Short-Term Investment Funds	189,968,054	—	—	189,968,054
Total Short-Term Investments	189,968,054	14,754,739	—	204,722,793
Total Securities Lending Reinvestments*	—	262,929,586	—	262,929,586
Total Investments	$2,828,838,586	$277,684,325	$—	$3,106,522,911
Collateral for Securities Loaned (Liability)	$—	$(262,904,706)	$—	$(262,904,706)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$455,303	$—	$455,303
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,638,068)	—	(1,638,068)
Total Forward Contracts	$—	$(1,182,765)	$—	$(1,182,765)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,093,187	$—	$—	$2,093,187
Futures Contracts (Unrealized Depreciation)	(8,971,632)	—	—	(8,971,632)
Total Futures Contracts	$(6,878,445)	$—	$—	$(6,878,445)
BHFTI-52

Brighthouse Funds Trust I
BlackRock Global Tactical Strategies Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$12,141,029	$—	$12,141,029
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$744,840	$—	$744,840

*	See Consolidated Schedule of Investments for additional detailed categorizations.
BHFTI-53

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—88.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31 (144A) (a)	2,426,000	$2,507,640
7.500%, 06/01/29 (144A) (a)	2,152,000	2,090,051
7.500%, 03/15/33 (144A) (a)	2,820,000	2,948,505
7.750%, 04/15/28 (144A) (a)	850,000	848,454
7.875%, 04/01/30 (144A)	2,220,000	2,331,058
CMG Media Corp.
8.875%, 06/18/29 (144A) (a)	515,000	472,986
Lamar Media Corp.
5.375%, 11/01/33 (144A)	583,000	578,712
Neptune Bidco U.S., Inc.
9.290%, 04/15/29 (144A)	1,157,000	1,135,815
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, 01/15/29 (144A)	931,000	894,217
4.625%, 03/15/30 (144A) (a)	345,000	331,577
5.000%, 08/15/27 (144A) (a)	244,000	242,774
7.375%, 02/15/31 (144A)	346,000	365,010
Stagwell Global LLC
5.625%, 08/15/29 (144A)	275,000	267,140
Summer BC Holdco B SARL
5.875%, 02/15/30 (EUR)	100,000	114,671
		15,128,610
Aerospace/Defense — 2.5%
AAR Escrow Issuer LLC
6.750%, 03/15/29 (144A)	852,000	877,070
Bombardier, Inc.
6.000%, 02/15/28 (144A) (a)	952,000	954,407
6.750%, 06/15/33 (144A)	928,000	968,422
7.000%, 06/01/32 (144A) (a)	1,094,000	1,143,430
7.250%, 07/01/31 (144A) (a)	181,000	191,866
8.750%, 11/15/30 (144A)	283,000	305,185
Czechoslovak Group AS
5.250%, 01/10/31 (EUR)	100,000	121,980
Efesto Bidco SpA Efesto U.S. LLC
7.500%, 02/15/32 (144A)	2,830,000	2,879,808
Goat Holdco LLC
6.750%, 02/01/32 (144A) †	815,000	835,375
Spirit AeroSystems, Inc.
9.375%, 11/30/29 (144A)	1,120,000	1,179,605
9.750%, 11/15/30 (144A)	1,527,000	1,679,386
TransDigm, Inc.
6.000%, 01/15/33 (144A) (a)	1,960,000	1,981,723
6.250%, 01/31/34 (144A)	539,000	554,318
6.375%, 03/01/29 (144A)	2,310,000	2,361,746
6.375%, 05/31/33 (144A)	3,553,000	3,592,946
6.625%, 03/01/32 (144A)	2,679,000	2,758,151
6.750%, 01/31/34 (144A)	3,800,000	3,929,044
		26,314,462
Agriculture — 0.0%
Darling Ingredients, Inc.
6.000%, 06/15/30 (144A) (a)	186,000	187,778
Tereos Finance Groupe I SA
4.750%, 04/30/27 (EUR)	100,000	117,926
		305,704
Security Description	Principal Amount*	Value
Airlines — 0.2%
Air France-KLM
5.750%, 5Y EUR Swap + 3.580%, 05/21/30 (EUR) (b)	100,000	$119,803
American Airlines, Inc.
8.500%, 05/15/29 (144A) (a)	500,000	521,576
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A) (a)	78,000	78,298
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A) (a)	756,000	766,790
OneSky Flight LLC
8.875%, 12/15/29 (144A)	625,000	657,221
United Airlines, Inc.
4.625%, 04/15/29 (144A) (a)	371,000	365,320
		2,509,008
Apparel — 0.5%
Beach Acquisition Bidco LLC
5.250%, 07/15/32 (144A) (EUR)	1,140,000	1,371,990
10.000%, 10.750% PIK, 07/15/33 (144A) (c)	2,199,000	2,371,978
Crocs, Inc.
4.125%, 08/15/31 (144A) (a)	165,000	151,164
Hanesbrands, Inc.
9.000%, 02/15/31 (144A)	41,000	43,394
Levi Strauss & Co.
3.500%, 03/01/31 (144A) (a)	326,000	302,670
4.000%, 08/15/30 (144A) (EUR)	335,000	399,098
PrestigeBidCo GmbH
5.776%, 3M EURIBOR + 3.750%, 07/01/29 (EUR) (b)	100,000	118,071
		4,758,365
Auto Manufacturers — 0.6%
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A) (a)	400,000	391,622
10.375%, 03/31/29 (GBP)	100,000	130,770
Nissan Motor Acceptance Co. LLC
6.125%, 09/30/30 (144A)	1,246,000	1,246,425
Nissan Motor Co. Ltd.
5.250%, 07/17/29 (EUR)	100,000	119,651
6.375%, 07/17/33 (144A) (EUR)	400,000	483,499
7.750%, 07/17/32 (144A) (a)	767,000	811,688
8.125%, 07/17/35 (144A) (a)	1,682,000	1,805,619
RCI Banque SA
4.750%, 5Y EUR Swap + 2.200%, 03/24/37 (EUR) (b)	100,000	119,454
5.500%, 5Y EUR Swap + 2.750%, 10/09/34 (EUR) (b)	100,000	123,496
6.125%, 5Y EUR Swap + 3.839%, 09/24/30 (EUR) (b)	200,000	234,693
Renault SA
3.875%, 09/30/30 (EUR)	100,000	117,227
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000%, 01/15/31 (144A) (a)	636,000	592,049
Volkswagen International Finance NV
5.994%, 8Y EUR Swap + 3.494%, 11/15/33 (EUR) (b)	100,000	121,840
Wabash National Corp.
4.500%, 10/15/28 (144A) (a)	381,000	353,498
		6,651,531
BHFTI-54

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Parts & Equipment — 1.1%
American Axle & Manufacturing, Inc.
6.375%, 10/15/32 (144A)	420,000	$419,291
7.750%, 10/15/33 (144A)	439,000	442,422
Aptiv Swiss Holdings Ltd.
6.875%, 5Y H15 + 3.385%, 12/15/54 (a) (b)	600,000	612,989
Clarios Global LP/Clarios U.S. Finance Co.
4.750%, 06/15/31 (EUR)	100,000	119,617
4.750%, 06/15/31 (144A) (EUR)	770,000	921,053
6.750%, 05/15/28 (144A)	679,000	693,997
6.750%, 02/15/30 (144A) (a)	1,341,000	1,385,266
6.750%, 09/15/32 (144A)	1,890,000	1,931,882
Dana, Inc.
4.250%, 09/01/30	243,000	240,653
4.500%, 02/15/32	370,000	364,325
Forvia SE
5.500%, 06/15/31 (EUR)	100,000	120,710
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750%, 05/31/32 (144A) (a)	316,000	331,485
Goodyear Tire & Rubber Co.
5.000%, 07/15/29 (a)	234,000	225,968
5.250%, 04/30/31	37,000	34,965
5.625%, 04/30/33	12,000	11,165
6.625%, 07/15/30 (a)	452,000	458,626
IHO Verwaltungs GmbH
6.750%, 7.500% PIK, 11/15/29 (EUR) (c)	100,000	124,297
Qnity Electronics, Inc.
5.750%, 08/15/32 (144A)	777,000	782,926
6.250%, 08/15/33 (144A)	600,000	612,712
Schaeffler AG
4.250%, 04/01/28 (EUR)	100,000	119,329
4.500%, 08/14/26 (EUR)	100,000	118,802
4.750%, 08/14/29 (EUR)	100,000	120,557
Tenneco, Inc.
8.000%, 11/17/28 (144A) (a)	1,037,000	1,038,893
ZF Europe Finance BV
7.000%, 06/12/30 (EUR)	100,000	121,870
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	100,000	114,174
		11,467,974
Banks — 3.0%
Abanca Corp. Bancaria SA
4.625%, 5Y EUR Swap + 2.450%, 12/11/36 (EUR) (b)	100,000	120,900
Banca Monte dei Paschi di Siena SpA
4.375%, 5Y EUR Swap + 2.150%, 10/02/35 (EUR) (b)	200,000	239,459
Banco Bilbao Vizcaya Argentaria SA
6.875%, 5Y EUR Swap + 4.267%, 12/13/30 (EUR) (b)	200,000	253,495
Banco BPM SpA
2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	100,000	117,331
Banco de Sabadell SA
5.000%, 5Y EUR Swap + 5.171%, 05/19/27 (EUR) (b)	200,000	237,210
6.000%, 5Y EUR Swap + 3.150%, 08/16/33 (EUR) (b)	100,000	125,984
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (d)	400,000	103,317
4.750%, 01/15/18 (EUR) (d)	1,000,000	258,291
Security Description	Principal Amount*	Value
Banks—(Continued)
Bank of America Corp.
6.250%, 5Y H15 + 2.351%, 07/26/30 (b)	1,335,000	$1,352,057
6.625%, 5Y H15 + 2.684%, 05/01/30 (b)	3,065,000	3,189,099
Barclays PLC
7.625%, 5Y USD SOFR ICE Swap + 3.686%, 03/15/35 (a) (b)	600,000	635,810
8.000%, 5Y H15 + 5.431%, 03/15/29 (b)	200,000	211,709
9.625%, 5Y USD SOFR ICE Swap + 5.775%, 12/15/29 (a) (b)	2,645,000	3,002,768
Citigroup, Inc.
6.750%, 5Y H15 + 2.572%, 02/15/30 (b)	1,088,000	1,104,610
6.875%, 5Y H15 + 2.890%, 08/15/30 (b)	520,000	535,890
6.950%, 5Y H15 + 2.726%, 02/15/30 (a) (b)	430,000	441,613
7.000%, 10Y H15 + 2.757%, 08/15/34 (b)	465,000	493,900
7.125%, 5Y H15 + 2.693%, 08/15/29 (b)	1,950,000	2,014,590
Credit Agricole SA
5.875%, 5Y EUR Swap + 3.636%, 03/23/35 (EUR) (b)	100,000	119,277
Deutsche Bank AG
7.375%, 5Y EUR Swap + 5.112%, 10/30/31 (EUR) (b)	200,000	253,069
First-Citizens Bank & Trust Co.
6.000%, 04/01/36	1,604,000	1,644,657
Goldman Sachs Group, Inc.
6.125%, 10Y H15 + 2.400%, 11/10/34 (a) (b)	2,239,000	2,272,390
6.850%, 5Y H15 + 2.461%, 02/10/30 (b)	985,000	1,023,147
Intesa Sanpaolo SpA
5.710%, 01/15/26 (144A)	300,000	300,653
NatWest Group PLC
8.125%, 5Y H15 + 3.752%, 11/10/33 (b)	590,000	664,196
PNC Financial Services Group, Inc.
6.250%, 7Y H15 + 2.808%, 03/15/30 (b)	311,000	319,117
Societe Generale SA
8.125%, 5Y H15 + 3.790%, 11/21/29 (144A) (b)	241,000	252,450
Toronto-Dominion Bank
7.250%, 5Y H15 + 2.977%, 07/31/84 (b)	1,085,000	1,141,952
UBS Group AG
6.600%, 5Y USD SOFR ICE Swap + 3.122%, 08/05/30 (144A) (b)	695,000	698,719
6.850%, 5Y USD SOFR ICE Swap + 3.630%, 09/10/29 (144A) (a) (b)	410,000	422,785
7.000%, 5Y USD SOFR ICE Swap + 3.077%, 02/10/30 (144A) (b)	710,000	727,573
7.000%, 5Y USD SOFR ICE Swap + 3.296%, 02/05/35 (144A) (a) (b)	1,150,000	1,172,343
7.125%, 5Y USD SOFR ICE Swap + 3.179%, 08/10/34 (144A) (a) (b)	810,000	833,454
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	1,295,000	1,397,577
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b)	1,245,000	1,371,385
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (b)	1,404,000	1,671,977
Walker & Dunlop, Inc.
6.625%, 04/01/33 (144A) (a)	395,000	403,945
Wells Fargo & Co.
6.850%, 5Y H15 + 2.767%, 09/15/29 (b)	475,000	499,173
		31,627,872
BHFTI-55

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Building Materials — 2.0%
AmeriTex HoldCo Intermediate LLC
7.625%, 08/15/33 (144A) (a)	618,000	$643,207
Builders FirstSource, Inc.
6.375%, 03/01/34 (144A)	444,000	457,367
6.750%, 05/15/35 (144A)	460,000	480,301
CP Atlas Buyer, Inc.
9.750%, 07/15/30 (144A) (a)	188,000	196,892
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.375%, 12/15/30 (EUR)	100,000	122,657
6.375%, 12/15/30 (144A) (EUR)	415,000	509,027
6.625%, 12/15/30 (144A)	4,317,000	4,437,656
6.750%, 07/15/31 (144A) (a)	527,000	547,371
HT Troplast GmbH
9.375%, 07/15/28 (EUR)	100,000	122,614
JELD-WEN, Inc.
4.875%, 12/15/27 (144A) (a)	605,000	590,393
7.000%, 09/01/32 (144A) (a)	549,000	463,618
JH North America Holdings, Inc.
5.875%, 01/31/31 (144A) (a)	654,000	664,016
6.125%, 07/31/32 (144A)	575,000	588,958
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/28 (144A)	222,000	219,951
9.750%, 07/15/28 (144A)	470,000	471,043
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	3,282,000	3,399,640
6.750%, 03/01/33 (144A) (a)	687,000	714,270
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28 (144A)	204,000	204,065
8.875%, 11/15/31 (144A) (a)	630,000	665,244
Standard Building Solutions, Inc.
6.250%, 08/01/33 (144A)	1,740,000	1,763,290
6.500%, 08/15/32 (144A)	1,172,000	1,202,497
Standard Industries, Inc.
2.250%, 11/21/26 (EUR)	162,705	189,683
3.375%, 01/15/31 (144A)	461,000	417,467
4.375%, 07/15/30 (144A)	857,000	821,674
Wilsonart LLC
11.000%, 08/15/32 (144A) (a)	959,000	933,537
		20,826,438
Chemicals — 2.8%
Advancion Sciences, Inc.
9.250%, 10.000% PIK, 11/01/26 (144A) (c)	875,164	774,520
Avient Corp.
6.250%, 11/01/31 (144A)	164,000	166,546
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/31 (144A)	897,000	938,459
Axalta Coating Systems LLC
3.375%, 02/15/29 (144A) (a)	520,000	492,650
Celanese U.S. Holdings LLC
6.750%, 04/15/33 (a)	497,000	494,903
Chemours Co.
5.375%, 05/15/27 (a)	958,000	957,208
5.750%, 11/15/28 (144A) (a)	1,761,000	1,717,635
8.000%, 01/15/33 (144A)	432,000	429,695
Security Description	Principal Amount*	Value
Chemicals—(Continued)
Element Solutions, Inc.
3.875%, 09/01/28 (144A)	3,055,000	$2,960,698
HB Fuller Co.
4.250%, 10/15/28	257,000	249,901
Herens Holdco SARL
4.750%, 05/15/28 (144A)	600,000	525,653
Ingevity Corp.
3.875%, 11/01/28 (144A) (a)	191,000	183,518
Inversion Escrow Issuer LLC
6.750%, 08/01/32 (144A) (a)	1,641,000	1,616,572
Itelyum Regeneration SpA
5.750%, 04/15/30 (EUR)	100,000	119,447
Kronos International, Inc.
9.500%, 03/15/29 (EUR)	200,000	247,448
Lune Holdings SARL
5.625%, 11/15/28 (EUR)	100,000	36,264
Mativ Holdings, Inc.
8.000%, 10/01/29 (144A)	393,000	389,093
Methanex U.S. Operations, Inc.
6.250%, 03/15/32 (144A) (a)	382,000	388,673
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	365,000	357,702
Olympus Water U.S. Holding Corp.
5.375%, 10/01/29 (EUR)	100,000	111,349
6.125%, 02/15/33 (EUR)	100,000	117,685
6.250%, 10/01/29 (144A) (a)	500,000	485,498
7.250%, 06/15/31 (144A) (a)	2,650,000	2,686,504
7.250%, 02/15/33 (144A)	2,626,000	2,628,735
9.625%, 11/15/28 (EUR)	123,000	151,458
9.750%, 11/15/28 (144A)	1,776,000	1,863,912
SK Invictus Intermediate II SARL
5.000%, 10/30/29 (144A) (a)	1,639,000	1,604,184
Solstice Advanced Materials, Inc.
5.625%, 09/30/33 (144A)	1,151,000	1,154,803
WR Grace Holdings LLC
4.875%, 06/15/27 (144A)	291,000	289,195
5.625%, 08/15/29 (144A) (a)	3,468,000	3,223,498
6.625%, 08/15/32 (144A)	1,392,000	1,376,382
7.375%, 03/01/31 (144A) (a)	880,000	897,432
		29,637,220
Commercial Services — 6.3%
ADT Security Corp.
4.875%, 07/15/32 (144A) (a)	513,000	496,813
5.875%, 10/15/33 (144A)	1,264,000	1,264,000
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.375%, 05/21/30 (EUR)	100,000	121,792
7.000%, 05/21/30 (144A)	1,305,000	1,349,762
Allied Universal Holdco LLC
7.875%, 02/15/31 (144A) (a)	5,926,000	6,213,386
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, 06/01/29 (144A) (a)	3,376,000	3,318,790
6.875%, 06/15/30 (144A)	2,106,000	2,164,610
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, 06/01/28 (144A) (a)	4,229,000	4,146,115
BHFTI-56

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Amber Finco PLC
6.625%, 07/15/29 (EUR)	114,000	$140,675
APCOA Group GmbH
6.000%, 04/15/31 (EUR)	100,000	118,881
APi Group DE, Inc.
4.125%, 07/15/29 (144A)	352,000	339,262
4.750%, 10/15/29 (144A)	276,000	270,566
Arena Luxembourg Finance SARL
4.517%, 3M EURIBOR + 2.500%, 05/01/30 (EUR) (b)	100,000	118,132
BCP V Modular Services Finance II PLC
4.750%, 11/30/28 (EUR)	200,000	224,787
6.125%, 11/30/28 (GBP)	100,000	125,558
Belron U.K. Finance PLC
5.750%, 10/15/29 (144A) (a)	1,431,000	1,449,652
Block, Inc.
2.750%, 06/01/26	350,000	345,402
5.625%, 08/15/30 (144A)	955,000	967,585
6.000%, 08/15/33 (144A)	1,468,000	1,503,291
6.500%, 05/15/32	3,386,000	3,504,530
Boels Topholding BV
5.750%, 05/15/30 (EUR)	100,000	121,765
6.250%, 02/15/29 (EUR)	100,000	121,242
Boost Newco Borrower LLC
7.500%, 01/15/31 (144A)	1,586,000	1,682,578
Brink's Co.
6.500%, 06/15/29 (144A)	421,000	433,251
6.750%, 06/15/32 (144A) (a)	986,000	1,025,583
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A)	2,412,000	2,321,195
4.875%, 07/01/29 (144A) (a)	1,771,000	1,673,646
Deluxe Corp.
8.125%, 09/15/29 (144A) (a)	317,000	331,016
EquipmentShare.com, Inc.
8.000%, 03/15/33 (144A) (a)	356,000	380,472
Garda World Security Corp.
4.625%, 02/15/27 (144A) (a)	749,000	743,317
6.000%, 06/01/29 (144A) (a)	175,000	173,499
7.750%, 02/15/28 (144A)	995,000	1,019,978
8.250%, 08/01/32 (144A)	2,277,000	2,360,322
8.375%, 11/15/32 (144A)	2,368,000	2,458,047
Herc Holdings, Inc.
6.625%, 06/15/29 (144A) (a)	54,000	55,485
7.000%, 06/15/30 (144A) (a)	1,065,000	1,106,243
7.250%, 06/15/33 (144A)	541,000	564,751
Hertz Corp.
12.625%, 07/15/29 (144A)	379,000	401,796
ION Platform Finance SAR
6.500%, 09/30/30 (EUR)	100,000	117,405
ION Platform Finance U.S., Inc.
7.875%, 09/30/32 (144A)	2,916,000	2,899,320
Kapla Holding SAS
5.000%, 04/30/31 (EUR)	100,000	118,633
5.514%, 3M EURIBOR + 3.500%, 07/31/30 (EUR) (b)	100,000	117,866
La Financiere Atalian SAS
8.500%, 5.000% PIK, 06/30/28 (EUR) (c)	147,660	60,676
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Loxam SAS
4.250%, 02/15/31 (EUR)	100,000	$117,452
6.375%, 05/15/28 (EUR)	100,000	121,204
6.375%, 05/31/29 (EUR)	90,000	109,444
Pachelbel Bidco SpA
6.266%, 3M EURIBOR + 4.250%, 05/17/31 (EUR) (b)	100,000	118,281
7.125%, 05/17/31 (EUR)	100,000	126,495
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250%, 01/15/28 (144A)	764,000	763,331
Raven Acquisition Holdings LLC
6.875%, 11/15/31 (144A)	860,000	883,794
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A)	1,456,000	1,492,203
Service Corp. International
4.000%, 05/15/31	653,000	615,677
5.750%, 10/15/32	2,513,000	2,545,865
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.500%, 05/15/33 (144A) (EUR)	715,000	874,076
6.750%, 08/15/32 (144A) (a)	2,430,000	2,512,355
Sotheby's
7.375%, 10/15/27 (144A)	2,521,000	2,513,896
Sotheby's/Bidfair Holdings, Inc.
5.875%, 06/01/29 (144A)	622,000	566,755
Verisure Holding AB
3.875%, 07/15/26 (EUR)	100,000	117,335
9.250%, 10/15/27 (EUR)	80,000	96,338
Veritiv Operating Co.
10.500%, 11/30/30 (144A)	399,000	428,218
Wand NewCo 3, Inc.
7.625%, 01/30/32 (144A)	1,230,000	1,295,953
WEX, Inc.
6.500%, 03/15/33 (144A) (a)	999,000	1,020,262
Williams Scotsman, Inc.
4.625%, 08/15/28 (144A) (a)	251,000	246,781
6.625%, 04/15/30 (144A) (a)	854,000	878,992
7.375%, 10/01/31 (144A) (a)	245,000	255,864
		66,172,246
Computers — 0.9%
Almaviva-The Italian Innovation Co. SpA
5.000%, 10/30/30 (EUR)	100,000	119,264
Amentum Holdings, Inc.
7.250%, 08/01/32 (144A)	685,000	711,281
Atos SE
1.000%, 12/18/32 (EUR) (e)	101,086	61,272
5.000%, 12/18/30 (EUR) (e)	158,054	174,999
9.000%, 12/18/29 (EUR) (e)	112,974	152,588
CA Magnum Holdings
5.375%, 10/31/26 (144A)	2,000,000	1,991,236
CACI International, Inc.
6.375%, 06/15/33 (144A)	934,000	963,468
Cedacri SpA
7.536%, 3M EURIBOR + 5.500%, 05/15/28 (EUR) (b)	100,000	118,610
Fortress Intermediate 3, Inc.
7.500%, 06/01/31 (144A) (a)	1,456,000	1,524,492
BHFTI-57

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Computers—(Continued)
KBR, Inc.
4.750%, 09/30/28 (144A) (a)	515,000	$509,319
McAfee Corp.
7.375%, 02/15/30 (144A) (a)	1,180,000	1,094,558
Science Applications International Corp.
4.875%, 04/01/28 (144A)	264,000	261,328
5.875%, 11/01/33 (144A)	656,000	656,204
Seagate Data Storage Technology Pte. Ltd.
5.875%, 07/15/30 (144A)	682,000	693,878
8.500%, 07/15/31 (144A)	674,000	713,535
		9,746,032
Cosmetics/Personal Care — 0.2%
Opal Bidco SAS
5.500%, 03/31/32 (EUR)	100,000	121,512
6.500%, 03/31/32 (144A)	863,000	884,356
Perrigo Finance Unlimited Co.
6.125%, 09/30/32 (a)	922,000	928,182
		1,934,050
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 (144A)	24,000	22,771
Gates Corp.
6.875%, 07/01/29 (144A)	803,000	833,233
Resideo Funding, Inc.
6.500%, 07/15/32 (144A) (a)	708,000	725,633
		1,581,637
Diversified Financial Services — 3.6%
Apollo Global Management, Inc.
6.000%, 5Y H15 + 2.168%, 12/15/54 (b)	921,000	914,926
Azorra Finance Ltd.
7.250%, 01/15/31 (144A)	313,000	325,924
7.750%, 04/15/30 (144A)	428,000	450,422
Bread Financial Holdings, Inc.
8.375%, 5Y H15 + 4.300%, 06/15/35 (144A) (b)	112,000	115,006
Brookfield Finance, Inc.
6.300%, 5Y H15 + 2.076%, 01/15/55 (a) (b)	1,480,000	1,467,373
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/30 (144A)	687,000	689,528
Encore Issuances SA
12.047%, 3M EURIBOR + 10.000%, 11/06/25 (EUR) (b)	12,961	13,957
Focus Financial Partners LLC
6.750%, 09/15/31 (144A) (a)	1,152,000	1,179,784
Freedom Mortgage Holdings LLC
8.375%, 04/01/32 (144A) (a)	450,000	471,667
9.125%, 05/15/31 (144A)	788,000	838,079
9.250%, 02/01/29 (144A)	453,000	476,636
Garfunkelux Holdco 3 SA
9.000%, 09/01/28 (EUR)	59,000	70,419
GGAM Finance Ltd.
5.875%, 03/15/30 (144A)	564,000	571,048
6.875%, 04/15/29 (144A) (a)	701,000	726,945
8.000%, 06/15/28 (144A) (a)	335,000	354,582
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27 (144A) (a)	880,000	$909,161
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A)	206,000	208,793
6.750%, 05/01/33 (144A)	354,000	367,677
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000%, 08/15/28 (144A)	600,000	579,711
6.625%, 10/15/31 (144A)	209,000	210,392
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	15,850
4.750%, 01/16/14 (EUR) (d)	2,140,000	7,537
5.375%, 10/17/12 (EUR) (d)	350,000	1,233
Midcap Financial Issuer Trust
5.625%, 01/15/30 (144A)	800,000	754,328
6.500%, 05/01/28 (144A)	1,000,000	993,151
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A)	571,000	576,025
5.750%, 11/15/31 (144A)	297,000	300,119
6.500%, 08/01/29 (144A)	1,062,000	1,089,493
7.125%, 02/01/32 (144A)	1,529,000	1,595,975
Navient Corp.
7.875%, 06/15/32 (a)	723,000	760,783
9.375%, 07/25/30	616,000	680,846
OneMain Finance Corp.
4.000%, 09/15/30 (a)	437,000	406,216
5.375%, 11/15/29	985,000	973,833
6.125%, 05/15/30	914,000	925,594
6.500%, 03/15/33	1,189,000	1,190,879
6.625%, 05/15/29	696,000	715,398
6.750%, 03/15/32	916,000	932,965
7.125%, 11/15/31 (a)	274,000	284,133
7.125%, 09/15/32	596,000	615,691
7.500%, 05/15/31 (a)	324,000	338,697
7.875%, 03/15/30	567,000	599,974
Osaic Holdings, Inc.
6.750%, 08/01/32 (144A)	353,000	364,591
8.000%, 08/01/33 (144A)	587,000	608,365
PennyMac Financial Services, Inc.
6.750%, 02/15/34 (144A) (a)	457,000	466,179
6.875%, 05/15/32 (144A)	731,000	757,460
7.125%, 11/15/30 (144A)	345,000	359,235
7.875%, 12/15/29 (144A)	554,000	587,959
Phoenix Aviation Capital Ltd.
9.250%, 07/15/30 (144A)	1,192,000	1,268,185
PRA Group Europe Holding II SARL
6.250%, 09/30/32 (EUR)	101,000	116,830
Rocket Cos., Inc.
6.125%, 08/01/30 (144A)	3,179,000	3,262,671
6.375%, 08/01/33 (144A)	2,720,000	2,807,350
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 (144A)	912,000	893,331
3.875%, 03/01/31 (144A)	95,000	88,715
4.000%, 10/15/33 (144A) (a)	75,000	68,496
Titanium 2l Bondco SARL
6.250%, 01/14/31 (EUR) (c)	437,300	132,658
BHFTI-58

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
UWM Holdings LLC
6.250%, 03/15/31 (144A)	490,000	$487,666
6.625%, 02/01/30 (144A) (a)	977,000	993,886
		37,964,327
Electric — 2.6%
AES Corp.
7.600%, 5Y H15 + 3.201%, 01/15/55 (b)	770,000	797,609
Alpha Generation LLC
6.750%, 10/15/32 (144A) (a)	882,000	910,480
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375%, 02/15/32 (144A)	587,000	601,635
Calpine Corp.
4.500%, 02/15/28 (144A)	21,000	20,911
CenterPoint Energy, Inc.
6.850%, 5Y H15 + 2.946%, 02/15/55 (b)	227,000	240,780
Clearway Energy Operating LLC
3.750%, 01/15/32 (144A)	721,000	647,197
ContourGlobal Power Holdings SA
6.750%, 02/28/30 (144A)	1,400,000	1,454,236
Dominion Energy, Inc.
6.625%, 5Y H15 + 2.207%, 05/15/55 (b)	175,000	181,112
Duke Energy Corp.
6.450%, 5Y H15 + 2.588%, 09/01/54 (a) (b)	400,000	422,511
Edison International
5.375%, 5Y H15 + 4.698%, 03/09/26 (b)	1,098,000	1,066,015
EDP SA
1.875%, 5Y EUR Swap + 2.380%, 08/02/81 (EUR) (b)	100,000	116,308
4.750%, 5Y EUR Swap + 2.052%, 05/29/54 (EUR) (b)	100,000	121,485
Electricite de France SA
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	231,644
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	230,781
4.375%, 5Y EUR Swap + 2.074%, 01/06/31 (EUR) (b)	100,000	116,525
5.125%, 5Y EUR Swap + 2.943%, 09/17/29 (EUR) (b)	200,000	242,311
6.000%, 13Y GBP Swap + 4.235%, 01/29/26 (GBP) (b)	100,000	134,902
Enel SpA
4.250%, 5Y EUR Swap + 2.009%, 01/14/30 (EUR) (b)	100,000	119,135
Lightning Power LLC
7.250%, 08/15/32 (144A) †	237,000	250,916
NextEra Energy Capital Holdings, Inc.
6.375%, 5Y H15 + 2.053%, 08/15/55 (a) (b)	640,000	664,551
6.750%, 5Y H15 + 2.457%, 06/15/54 (b)	395,000	424,519
NRG Energy, Inc.
5.750%, 01/15/34 (144A)	1,685,000	1,683,280
6.000%, 02/01/33 (144A)	1,956,000	1,986,457
6.000%, 01/15/36 (144A)	4,494,000	4,494,645
6.250%, 11/01/34 (144A) (a)	1,613,000	1,653,472
10.250%, 5Y H15 + 5.920%, 03/15/28 (144A) (b)	1,539,000	1,678,073
Orsted AS
2.500%, 5Y UKG + 2.136%, 12/31/99 (GBP) (b)	100,000	100,889
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500%, 08/15/28 (144A)	109,000	106,235
Pike Corp.
8.625%, 01/31/31 (144A)	243,000	260,678
Terna - Rete Elettrica Nazionale
4.750%, 5Y EUR Swap + 2.142%, 01/11/30 (EUR) (b)	100,000	121,991
Security Description	Principal Amount*	Value
Electric—(Continued)
Vistra Corp.
7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	2,192,000	$2,225,472
8.000%, 5Y H15 + 6.930%, 10/15/26 (144A) (b)	492,000	503,246
Vistra Operations Co. LLC
6.875%, 04/15/32 (144A)	902,000	943,381
7.750%, 10/15/31 (144A)	636,000	673,010
XPLR Infrastructure Operating Partners LP
8.375%, 01/15/31 (144A) (a)	1,831,000	1,918,888
		27,345,280
Electrical Components & Equipment — 0.1%
Prysmian SpA
5.250%, 5Y EUR Swap + 3.012%, 05/21/30 (EUR) (b)	100,000	122,470
WESCO Distribution, Inc.
6.375%, 03/15/33 (144A)	425,000	440,567
		563,037
Electronics — 0.4%
Coherent Corp.
5.000%, 12/15/29 (144A) (a)	779,000	768,253
Imola Merger Corp.
4.750%, 05/15/29 (144A)	535,000	520,354
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	210,000	193,805
4.375%, 02/15/30 (144A)	1,262,000	1,218,027
6.625%, 07/15/32 (144A) (a)	1,255,000	1,298,646
		3,999,085
Engineering & Construction — 0.6%
AECOM
6.000%, 08/01/33 (144A)	1,937,000	1,980,369
Arcosa, Inc.
6.875%, 08/15/32 (144A) (a)	737,000	769,791
Brand Industrial Services, Inc.
10.375%, 08/01/30 (144A) (a)	2,876,000	2,866,834
Dycom Industries, Inc.
4.500%, 04/15/29 (144A)	304,000	296,900
Heathrow Finance PLC
4.125%, 09/01/29 (GBP) (e)	100,000	125,039
6.625%, 03/01/31 (GBP)	100,000	135,134
		6,174,067
Entertainment — 2.4%
Allwyn Entertainment Financing U.K. PLC
7.250%, 04/30/30 (EUR)	90,000	111,077
Banijay Entertainment SAS
7.000%, 05/01/29 (EUR)	100,000	121,724
Boyne USA, Inc.
4.750%, 05/15/29 (144A) (a)	726,000	712,274
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	126,000	120,486
6.500%, 02/15/32 (144A) (a)	848,000	864,950
7.000%, 02/15/30 (144A)	809,000	832,143
Churchill Downs, Inc.
5.750%, 04/01/30 (144A) (a)	1,775,000	1,773,400
BHFTI-59

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Churchill Downs, Inc.
6.750%, 05/01/31 (144A)	1,101,000	$1,128,366
Cinemark USA, Inc.
7.000%, 08/01/32 (144A)	200,000	207,871
Flutter Treasury DAC
4.000%, 06/04/31 (EUR)	100,000	117,651
5.875%, 06/04/31 (144A)	1,358,000	1,378,397
Great Canadian Gaming Corp./Raptor LLC
8.750%, 11/15/29 (144A)	1,008,000	996,747
Light & Wonder International, Inc.
6.250%, 10/01/33 (144A)	673,000	674,144
7.250%, 11/15/29 (144A)	290,000	297,648
7.500%, 09/01/31 (144A)	495,000	514,779
Live Nation Entertainment, Inc.
3.750%, 01/15/28 (144A)	249,000	242,939
4.750%, 10/15/27 (144A)	219,000	217,551
Merlin Entertainments Group U.S. Holdings, Inc.
7.375%, 02/15/31 (144A)	800,000	689,362
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	266,000	258,579
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.250%, 04/15/30 (144A)	682,000	708,625
Odeon Finco PLC
12.750%, 11/01/27 (144A)	600,000	621,451
Pinewood Finco PLC
6.000%, 03/27/30 (GBP)	125,000	169,082
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, 09/01/29 (144A)	307,000	165,780
5.875%, 09/01/31 (144A)	450,000	232,003
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.625%, 02/01/33 (144A)	458,000	464,107
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.250%, 10/15/30 (144A)	389,000	392,468
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, 03/01/30 (144A)	745,000	692,636
Starz Capital Holdings 1, Inc.
6.000%, 04/15/30 (144A)	960,000	910,406
Vail Resorts, Inc.
5.625%, 07/15/30 (144A) (a)	516,000	519,225
6.500%, 05/15/32 (144A) (a)	674,000	696,882
Voyager Parent LLC
9.250%, 07/01/32 (144A)	832,000	879,832
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (a)	5,028,000	4,013,953
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A) (a)	740,000	741,141
6.250%, 03/15/33 (144A)	1,230,000	1,249,040
7.125%, 02/15/31 (144A)	1,351,000	1,454,143
		25,170,862
Environmental Control — 1.0%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A)	402,000	398,659
Security Description	Principal Amount*	Value
Environmental Control—(Continued)
GFL Environmental, Inc.
4.000%, 08/01/28 (144A)	476,000	$464,709
4.375%, 08/15/29 (144A) (a)	689,000	672,195
4.750%, 06/15/29 (144A)	785,000	774,259
6.750%, 01/15/31 (144A)	1,193,000	1,248,380
Luna 1.5 SARL
10.500%, 07/01/32 (144A) (EUR) (c)	300,000	364,992
Madison IAQ LLC
4.125%, 06/30/28 (144A)	583,000	568,985
5.875%, 06/30/29 (144A)	1,613,000	1,593,483
Reworld Holding Corp.
4.875%, 12/01/29 (144A)	438,000	411,925
Waste Pro USA, Inc.
7.000%, 02/01/33 (144A)	3,263,000	3,379,806
Wrangler Holdco Corp.
6.625%, 04/01/32 (144A)	152,000	158,490
		10,035,883
Food — 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.250%, 03/15/33 (144A)	560,000	572,712
B&G Foods, Inc.
8.000%, 09/15/28 (144A)	238,000	230,601
Bellis Acquisition Co. PLC
8.125%, 05/14/30 (GBP)	180,000	231,669
Chobani Holdco II LLC
8.750%, 9.500% PIK, 10/01/29 (144A) (a) (c)	4,191,763	4,442,183
Chobani LLC/Chobani Finance Corp., Inc.
4.625%, 11/15/28 (144A) (a)	1,047,000	1,035,307
7.625%, 07/01/29 (144A) (a)	2,543,000	2,651,706
Darling Global Finance BV
4.500%, 07/15/32 (EUR)	100,000	118,535
4.500%, 07/15/32 (144A) (EUR)	500,000	592,677
Fiesta Purchaser, Inc.
7.875%, 03/01/31 (144A)	51,000	53,822
9.625%, 09/15/32 (144A) (a)	237,000	255,863
Froneri Lux FinCo SARL
4.750%, 08/01/32 (EUR)	100,000	118,439
Irca SpA/Gallarate
5.764%, 3M EURIBOR + 3.750%, 12/15/29 (EUR) (b)	100,000	118,251
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, 02/15/29 (144A)	431,000	453,478
Lamb Weston Holdings, Inc.
4.375%, 01/31/32 (144A)	945,000	893,140
Lion/Polaris Lux 4 SA
5.641%, 3M EURIBOR + 3.625%, 07/01/29 (EUR) (b)	100,000	118,712
Market Bidco Finco PLC
6.750%, 01/31/31 (EUR)	100,000	115,935
Ocado Group PLC
11.000%, 06/15/30 (GBP)	100,000	135,122
Performance Food Group, Inc.
4.250%, 08/01/29 (144A)	259,000	251,589
6.125%, 09/15/32 (144A) (a)	995,000	1,019,189
BHFTI-60

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Food—(Continued)
Post Holdings, Inc.
6.250%, 02/15/32 (144A)	25,000	$25,702
6.250%, 10/15/34 (144A) (a)	653,000	658,435
6.375%, 03/01/33 (144A)	832,000	839,745
Premier Foods Finance PLC
3.500%, 10/15/26 (GBP)	100,000	133,242
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A)	652,000	625,052
U.S. Foods, Inc.
7.250%, 01/15/32 (144A)	657,000	687,841
United Natural Foods, Inc.
6.750%, 10/15/28 (144A)	602,000	601,952
		16,980,899
Food Service — 0.0%
Aramark Services, Inc.
5.000%, 02/01/28 (144A)	236,000	234,887
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OYJ
3.625%, 02/04/28 (EUR)	100,000	116,375
Magnera Corp.
7.250%, 11/15/31 (144A) (a)	351,000	330,284
Sappi Papier Holding GmbH
4.500%, 03/15/32 (EUR)	100,000	115,815
		562,474
Gas — 0.8%
AltaGas Ltd.
7.200%, 5Y H15 + 3.573%, 10/15/54 (144A) (b)	560,000	579,271
AmeriGas Partners LP/AmeriGas Finance Corp.
9.500%, 06/01/30 (144A)	340,000	355,939
Venture Global Plaquemines LNG LLC
6.500%, 01/15/34 (144A)	2,455,000	2,584,274
6.750%, 01/15/36 (144A)	2,561,000	2,720,235
7.500%, 05/01/33 (144A)	982,000	1,085,120
7.750%, 05/01/35 (144A)	895,000	1,010,194
		8,335,033
Hand/Machine Tools — 0.0%
IMA Industria Macchine Automatiche SpA
3.750%, 01/15/28 (EUR)	100,000	116,934
5.776%, 3M EURIBOR + 3.750%, 04/15/29 (EUR) (b)	200,000	236,984
		353,918
Healthcare-Products — 1.0%
Avantor Funding, Inc.
2.625%, 11/01/25 (EUR)	102,308	120,060
3.875%, 07/15/28 (EUR)	100,000	117,182
4.625%, 07/15/28 (144A)	928,000	912,834
Bausch & Lomb Corp.
8.375%, 10/01/28 (144A)	3,047,000	3,175,545
Insulet Corp.
6.500%, 04/01/33 (144A)	653,000	678,880
Security Description	Principal Amount*	Value
Healthcare-Products—(Continued)
Medline Borrower LP
3.875%, 04/01/29 (144A)	523,000	$504,404
5.250%, 10/01/29 (144A) (a)	4,263,000	4,226,139
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A)	1,028,000	1,054,116
Neogen Food Safety Corp.
8.625%, 07/20/30 (144A) (a)	271,000	283,390
		11,072,550
Healthcare-Services — 2.6%
Acadia Healthcare Co., Inc.
7.375%, 03/15/33 (144A) (a)	280,000	290,693
AHP Health Partners, Inc.
5.750%, 07/15/29 (144A)	891,000	876,874
Charles River Laboratories International, Inc.
4.000%, 03/15/31 (144A)	100,000	93,136
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A)	705,000	609,648
5.250%, 05/15/30 (144A)	2,526,000	2,285,131
6.000%, 01/15/29 (144A) (a)	894,000	867,752
9.750%, 01/15/34 (144A)	2,375,000	2,433,188
10.875%, 01/15/32 (144A) (a)	1,163,000	1,231,730
Clariane SE
7.875%, 06/27/30 (EUR)	100,000	120,625
Concentra Health Services, Inc.
6.875%, 07/15/32 (144A) (a)	996,000	1,034,228
DaVita, Inc.
6.750%, 07/15/33 (144A)	464,000	478,476
6.875%, 09/01/32 (144A) (a)	336,000	347,100
Ephios Subco 3 SARL
7.875%, 01/31/31 (EUR)	100,000	124,986
Fortrea Holdings, Inc.
7.500%, 07/01/30 (144A) (a)	249,000	235,788
HAH Group Holding Co. LLC
9.750%, 10/01/31 (144A) (a)	401,000	380,981
HealthEquity, Inc.
4.500%, 10/01/29 (144A)	1,602,000	1,553,340
IQVIA, Inc.
1.750%, 03/15/26 (EUR)	240,000	280,075
6.250%, 06/01/32 (144A)	2,453,000	2,522,030
LifePoint Health, Inc.
8.375%, 02/15/32 (144A)	554,000	590,402
9.875%, 08/15/30 (144A)	243,000	263,154
10.000%, 06/01/32 (144A)	838,000	879,866
11.000%, 10/15/30 (144A) (a)	2,130,000	2,347,594
Molina Healthcare, Inc.
6.250%, 01/15/33 (144A) (a)	618,000	624,865
Prime Healthcare Services, Inc.
9.375%, 09/01/29 (144A)	173,000	179,920
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A)	524,000	550,209
Star Parent, Inc.
9.000%, 10/01/30 (144A) (a)	1,086,000	1,148,112
Surgery Center Holdings, Inc.
7.250%, 04/15/32 (144A)	2,270,000	2,331,848
BHFTI-61

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Services—(Continued)
Tenet Healthcare Corp.
6.750%, 05/15/31 (a)	1,595,000	$1,651,270
U.S. Acute Care Solutions LLC
9.750%, 05/15/29 (144A)	762,000	780,275
		27,113,296
Holding Companies-Diversified — 0.0%
Progroup AG
5.125%, 04/15/29 (EUR)	100,000	119,500
5.375%, 04/15/31 (EUR)	100,000	118,546
Stena International SA
7.250%, 01/15/31 (144A)	200,000	203,904
		441,950
Home Builders — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A) (a)	270,000	258,545
6.875%, 08/01/33 (144A)	383,000	386,285
Beazer Homes USA, Inc.
5.875%, 10/15/27	150,000	149,906
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, 02/15/30 (144A) (a)	679,000	636,793
5.000%, 06/15/29 (144A)	548,000	522,229
Century Communities, Inc.
6.625%, 09/15/33 (144A)	480,000	484,205
Dream Finders Homes, Inc.
8.250%, 08/15/28 (144A) †	277,000	287,375
Empire Communities Corp.
9.750%, 05/01/29 (144A)	136,000	142,599
K Hovnanian Enterprises, Inc.
8.000%, 04/01/31 (144A)	825,000	845,982
8.375%, 10/01/33 (144A)	901,000	923,752
LGI Homes, Inc.
7.000%, 11/15/32 (144A) (a)	662,000	646,393
8.750%, 12/15/28 (144A)	353,000	370,587
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	368,000	355,176
New Home Co., Inc.
9.250%, 10/01/29 (144A)	604,000	634,221
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	320,000	335,333
		6,979,381
Home Furnishings — 0.1%
Somnigroup International, Inc.
3.875%, 10/15/31 (144A)	171,000	156,614
4.000%, 04/15/29 (144A) (a)	288,000	276,407
Whirlpool Corp.
6.125%, 06/15/30	233,000	234,825
6.500%, 06/15/33 (a)	478,000	477,016
		1,144,862
Housewares — 0.1%
Newell Brands, Inc.
8.500%, 06/01/28 (144A)	547,000	578,582
Security Description	Principal Amount*	Value
Housewares—(Continued)
Scotts Miracle-Gro Co.
4.375%, 02/01/32 (a)	614,000	$566,914
4.500%, 10/15/29 (a)	102,000	99,099
		1,244,595
Insurance — 5.6%
Acrisure LLC/Acrisure Finance, Inc.
6.750%, 07/01/32 (144A)	326,000	335,677
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, 10/15/27 (144A)	2,118,000	2,082,835
5.875%, 11/01/29 (144A) (a)	2,101,000	2,090,044
6.750%, 10/15/27 (144A)	1,825,000	1,828,931
6.750%, 04/15/28 (144A)	257,000	261,555
7.000%, 01/15/31 (144A)	2,140,000	2,211,109
7.375%, 10/01/32 (144A) (a)	2,408,000	2,481,281
AmWINS Group, Inc.
4.875%, 06/30/29 (144A) (a)	904,000	878,589
6.375%, 02/15/29 (144A)	375,000	382,625
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.500%, 07/15/33 (144A)	932,000	954,038
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, 11/01/29 (144A)	658,000	686,702
Ardonagh Finco Ltd.
6.875%, 02/15/31 (EUR)	705,000	855,533
7.750%, 02/15/31 (144A)	3,422,000	3,580,743
Ardonagh Group Finance Ltd.
8.875%, 02/15/32 (144A) (a)	3,498,000	3,677,428
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (b)	645,000	662,027
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	3,991,000	4,109,018
8.125%, 02/15/32 (144A) (a)	1,854,000	1,923,521
HUB International Ltd.
7.250%, 06/15/30 (144A) (a)	6,416,000	6,691,279
7.375%, 01/31/32 (144A) (a)	10,791,000	11,237,089
Jones Deslauriers Insurance Management, Inc.
6.875%, 10/01/33 (144A)	977,000	971,879
8.500%, 03/15/30 (144A)	1,423,000	1,495,018
Nassau Cos., of New York
7.875%, 07/15/30 (144A)	265,000	270,649
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	6,486,000	6,746,205
Ryan Specialty LLC
5.875%, 08/01/32 (144A)	819,000	828,161
Unipol Assicurazioni SpA
4.900%, 05/23/34 (EUR)	100,000	123,629
USI, Inc.
7.500%, 01/15/32 (144A) (a)	1,234,000	1,294,069
		58,659,634
Internet — 1.0%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000%, 05/01/28 (144A) †	1,460,000	1,418,939
BHFTI-62

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Internet—(Continued)
Acuris Finance U.S., Inc./Acuris Finance SARL
9.000%, 08/01/29 (144A) †	298,000	$311,410
ANGI Group LLC
3.875%, 08/15/28 (144A)	576,000	541,354
Cablevision Lightpath LLC
3.875%, 09/15/27 (144A)	559,000	542,700
5.625%, 09/15/28 (144A)	532,000	523,315
Getty Images, Inc.
11.250%, 02/21/30 (144A)	494,000	471,735
iliad SA
4.250%, 01/09/32 (EUR)	100,000	118,042
5.375%, 02/15/29 (EUR)	100,000	123,938
5.625%, 02/15/30 (EUR)	100,000	126,057
ION Trading Technologies SARL
9.500%, 05/30/29 (144A) †	600,000	633,705
Match Group Holdings II LLC
3.625%, 10/01/31 (144A)	128,000	116,009
4.125%, 08/01/30 (144A)	41,000	38,724
4.625%, 06/01/28 (144A)	259,000	254,423
6.125%, 09/15/33 (144A)	959,000	967,425
Rakuten Group, Inc.
8.125%, 5Y H15 + 4.250%, 12/15/29 (144A) (a) (b)	254,000	264,032
9.750%, 04/15/29 (144A)	1,200,000	1,349,358
11.250%, 02/15/27 (144A)	573,000	621,043
Snap, Inc.
6.875%, 03/01/33 (144A)	1,294,000	1,322,596
6.875%, 03/15/34 (144A)	783,000	792,499
		10,537,304
Investment Companies — 1.0%
Apollo Debt Solutions BDC
5.875%, 08/30/30 (144A)	448,000	455,861
6.550%, 03/15/32 (144A)	104,000	109,136
6.700%, 07/29/31 (a)	375,000	397,429
ARES Strategic Income Fund
5.150%, 01/15/31 (144A)	493,000	487,129
5.600%, 02/15/30	319,000	322,113
5.800%, 09/09/30 (144A)	510,000	518,269
Bain Capital Specialty Finance, Inc.
5.950%, 03/15/30	160,000	160,819
Blackstone Private Credit Fund
6.000%, 11/22/34 (a)	1,481,000	1,516,614
Blue Owl Capital Corp.
6.200%, 07/15/30	1,160,000	1,192,830
8.450%, 11/15/26	287,000	297,320
Blue Owl Technology Finance Corp.
6.750%, 04/04/29 (a)	160,000	165,074
Compass Group Diversified Holdings LLC
5.250%, 04/15/29 (144A)	543,345	501,958
HA Sustainable Infrastructure Capital, Inc.
6.375%, 07/01/34	460,000	468,155
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29	345,000	297,807
5.250%, 05/15/27 (a)	2,014,000	1,979,654
9.750%, 01/15/29	461,000	465,264
Security Description	Principal Amount*	Value
Investment Companies—(Continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
10.000%, 11/15/29 (144A)	991,000	$995,378
		10,330,810
Iron/Steel — 0.5%
ATI, Inc.
4.875%, 10/01/29	277,000	272,337
5.125%, 10/01/31	746,000	734,157
7.250%, 08/15/30 (a)	1,233,000	1,294,261
Big River Steel LLC/BRS Finance Corp.
6.625%, 01/31/29 (144A) (a)	1,966,000	1,966,769
Cleveland-Cliffs, Inc.
6.875%, 11/01/29 (144A) (a)	1,080,000	1,100,591
		5,368,115
IT Services — 0.0%
Vertiv Group Corp.
4.125%, 11/15/28 (144A)	433,000	422,816
Leisure Time — 1.5%
Carnival Corp.
5.750%, 08/01/32 (144A)	383,000	389,771
5.875%, 06/15/31 (144A)	616,000	631,242
6.125%, 02/15/33 (144A)	1,712,000	1,754,862
Carnival PLC
4.125%, 07/15/31 (144A) (EUR)	1,085,000	1,289,530
Lindblad Expeditions LLC
7.000%, 09/15/30 (144A)	899,000	916,342
MajorDrive Holdings IV LLC
6.375%, 06/01/29 (144A)	747,000	612,147
NCL Corp. Ltd.
5.875%, 01/15/31 (144A)	1,211,000	1,210,955
6.250%, 09/15/33 (144A)	1,933,000	1,943,005
6.750%, 02/01/32 (144A)	914,000	939,986
Pinnacle Bidco PLC
10.000%, 10/11/28 (GBP)	100,000	141,890
Sabre GLBL, Inc.
8.625%, 06/01/27 (144A)	316,000	320,525
10.750%, 11/15/29 (144A) (a)	961,000	928,709
11.125%, 07/15/30 (144A)	1,069,000	1,035,273
TUI AG
5.875%, 03/15/29 (EUR)	100,000	121,972
TUI Cruises GmbH
5.000%, 05/15/30 (EUR)	100,000	120,538
Viking Cruises Ltd.
5.875%, 09/15/27 (144A)	444,000	444,171
5.875%, 10/15/33 (144A)	1,693,000	1,694,188
9.125%, 07/15/31 (144A)	1,353,000	1,452,202
Viking Ocean Cruises Ship VII Ltd.
5.625%, 02/15/29 (144A)	314,000	313,730
		16,261,038
Lodging — 1.0%
Essendi SA
5.500%, 11/15/31 (EUR)	137,000	165,628
BHFTI-63

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Lodging—(Continued)
Hilton Domestic Operating Co., Inc.
5.750%, 09/15/33 (144A)	101,000	$102,348
5.875%, 03/15/33 (144A) (a)	1,145,000	1,168,811
Melco Resorts Finance Ltd.
5.375%, 12/04/29 (144A)	942,000	923,808
5.625%, 07/17/27 (144A)	200,000	199,376
5.750%, 07/21/28 (144A)	200,000	199,317
6.500%, 09/24/33 (144A)	200,000	200,158
7.625%, 04/17/32 (144A)	706,000	739,600
MGM China Holdings Ltd.
7.125%, 06/26/31 (144A) (a)	250,000	263,746
MGM Resorts International
6.125%, 09/15/29 (a)	1,042,000	1,060,545
Station Casinos LLC
4.500%, 02/15/28 (144A)	422,000	414,896
4.625%, 12/01/31 (144A)	411,000	387,702
6.625%, 03/15/32 (144A) (a)	452,000	464,314
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/28 (144A)	134,000	130,810
Wynn Macau Ltd.
5.125%, 12/15/29 (144A) (a)	658,000	645,653
5.500%, 10/01/27 (144A) (a)	200,000	199,999
5.625%, 08/26/28 (144A) (a)	3,167,000	3,163,782
		10,430,493
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.
4.125%, 06/30/28 (144A)	153,000	149,346
Manitowoc Co., Inc.
9.250%, 10/01/31 (144A)	352,000	369,323
Terex Corp.
5.000%, 05/15/29 (144A)	84,000	82,724
6.250%, 10/15/32 (144A)	509,000	518,516
		1,119,909
Machinery-Diversified — 0.7%
ATS Corp.
4.125%, 12/15/28 (144A)	237,000	227,069
Chart Industries, Inc.
7.500%, 01/01/30 (144A)	960,000	999,105
9.500%, 01/01/31 (144A)	72,000	77,138
Esab Corp.
6.250%, 04/15/29 (144A)	636,000	653,365
GrafTech Global Enterprises, Inc.
9.875%, 12/23/29 (144A)	384,000	327,360
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000%, 02/15/29 (144A)	1,783,000	1,863,575
TK Elevator Midco GmbH
4.375%, 07/15/27 (EUR)	673,000	791,023
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	2,757,000	2,747,252
		7,685,887
Media — 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (a)	770,000	709,348
Security Description	Principal Amount*	Value
Media—(Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 01/15/34 (144A) (a)	2,154,000	$1,862,269
4.500%, 08/15/30 (144A) (a)	544,000	513,762
4.500%, 05/01/32 (a)	225,000	204,765
4.500%, 06/01/33 (144A) (a)	484,000	430,305
4.750%, 03/01/30 (144A) (a)	808,000	775,330
4.750%, 02/01/32 (144A) (a)	1,006,000	930,310
6.375%, 09/01/29 (144A) (a)	1,170,000	1,186,071
7.375%, 03/01/31 (144A) (a)	3,501,000	3,612,279
CSC Holdings LLC
5.375%, 02/01/28 (144A)	800,000	701,348
5.500%, 04/15/27 (144A)	1,007,000	955,772
11.250%, 05/15/28 (144A)	3,739,000	3,461,409
11.750%, 01/31/29 (144A)	1,592,000	1,338,783
Directv Financing LLC
8.875%, 02/01/30 (144A)	1,347,000	1,330,461
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A) (a)	1,212,000	1,210,640
DISH DBS Corp.
5.250%, 12/01/26 (144A)	2,119,000	2,082,117
5.750%, 12/01/28 (144A)	2,185,000	2,094,628
DISH Network Corp.
11.750%, 11/15/27 (144A)	5,018,000	5,310,334
Gray Media, Inc.
7.250%, 08/15/33 (144A) (a)	1,397,000	1,384,361
9.625%, 07/15/32 (144A)	1,163,000	1,188,165
10.500%, 07/15/29 (144A) (a)	716,000	774,176
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (144A)	1,469,000	879,585
Midcontinent Communications
8.000%, 08/15/32 (144A) (a)	593,000	610,970
Sinclair Television Group, Inc.
8.125%, 02/15/33 (144A)	1,808,000	1,855,496
Sirius XM Radio LLC
3.125%, 09/01/26 (144A)	103,000	101,579
5.000%, 08/01/27 (144A)	1,205,000	1,199,214
Sunrise FinCo I BV
4.875%, 07/15/31 (144A) (a)	722,000	687,813
Tele Columbus AG
10.000%, 10.000% PIK, 01/01/29 (EUR) (c)	128,626	101,762
Telenet Finance Luxembourg Notes SARL
5.500%, 03/01/28 (144A)	200,000	198,829
Univision Communications, Inc.
7.375%, 06/30/30 (144A) (a)	477,000	479,282
8.000%, 08/15/28 (144A)	1,750,000	1,813,385
8.500%, 07/31/31 (144A) (a)	988,000	1,020,250
9.375%, 08/01/32 (144A)	1,102,000	1,174,365
Virgin Media O2 Vendor Financing Notes V DAC
7.875%, 03/15/32 (GBP)	107,000	148,724
Virgin Media Secured Finance PLC
4.250%, 01/15/30 (GBP)	100,000	124,731
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/28 (144A)	830,000	813,026
VZ Secured Financing BV
5.250%, 01/15/33 (EUR)	100,000	117,400
BHFTI-64

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Media—(Continued)
Ziggo Bond Co. BV
5.125%, 02/28/30 (144A) (a)	248,000	$224,791
Ziggo BV
4.875%, 01/15/30 (144A)	385,000	363,385
		43,971,220
Metal Fabricate/Hardware — 0.1%
Vallourec SACA
7.500%, 04/15/32 (144A) (a)	1,406,000	1,498,044
Mining — 1.8%
Aris Mining Corp.
8.000%, 10/31/29 (144A)	209,000	217,293
Arsenal AIC Parent LLC
8.000%, 10/01/30 (144A) (a)	419,000	443,636
11.500%, 10/01/31 (144A)	2,454,000	2,725,479
Constellium SE
3.750%, 04/15/29 (144A)	1,351,000	1,285,454
5.625%, 06/15/28 (144A) (a)	512,000	511,231
6.375%, 08/15/32 (144A) (a)	1,896,000	1,938,089
ERO Copper Corp.
6.500%, 02/15/30 (144A)	1,166,000	1,163,551
First Quantum Minerals Ltd.
7.250%, 02/15/34 (144A)	518,000	535,588
8.000%, 03/01/33 (144A) (a)	340,000	358,991
9.375%, 03/01/29 (144A)	1,877,000	1,989,292
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A)	2,083,000	1,963,291
4.625%, 03/01/28 (144A) (a)	613,000	606,135
New Gold, Inc.
6.875%, 04/01/32 (144A) (a)	843,000	882,978
Novelis Corp.
3.875%, 08/15/31 (144A)	1,801,000	1,641,950
4.750%, 01/30/30 (144A)	354,000	341,492
6.375%, 08/15/33 (144A)	1,780,000	1,798,398
6.875%, 01/30/30 (144A) (a)	533,000	552,707
Novelis Sheet Ingot GmbH
3.375%, 04/15/29 (EUR)	422,000	482,364
		19,437,919
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.
6.375%, 03/15/33 (144A)	344,000	353,075
Axon Enterprise, Inc.
6.250%, 03/15/33 (144A)	284,000	292,320
Enpro, Inc.
6.125%, 06/01/33 (144A)	440,000	449,699
Maxam Prill SARL
6.000%, 07/15/30 (EUR)	100,000	119,191
		1,214,285
Office/Business Equipment — 0.0%
Zebra Technologies Corp.
6.500%, 06/01/32 (144A)	344,000	353,314
Security Description	Principal Amount*	Value
Oil & Gas — 3.7%
Aethon United BR LP/Aethon United Finance Corp.
7.500%, 10/01/29 (144A)	882,000	$919,834
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, 06/30/29 (144A) (a)	158,000	157,675
6.625%, 07/15/33 (144A)	466,000	473,764
9.000%, 11/01/27 (144A)	435,000	525,545
Caturus Energy LLC
8.500%, 02/15/30 (144A)	1,713,000	1,783,522
Chord Energy Corp.
6.750%, 03/15/33 (144A)	302,000	305,983
CITGO Petroleum Corp.
8.375%, 01/15/29 (144A)	1,418,000	1,473,574
Civitas Resources, Inc.
8.375%, 07/01/28 (144A)	40,000	41,462
8.750%, 07/01/31 (144A) (a)	295,000	302,231
CNX Resources Corp.
7.250%, 03/01/32 (144A)	222,000	230,309
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	1,652,000	1,590,967
6.750%, 03/01/29 (144A)	971,000	967,803
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A) (a)	1,157,000	1,126,530
7.625%, 04/01/32 (144A) (a)	972,000	965,287
8.375%, 01/15/34 (144A)	1,049,000	1,062,844
Diamond Foreign Asset Co./Diamond Finance LLC
8.500%, 10/01/30 (144A) (a)	370,000	392,084
Gulfport Energy Operating Corp.
6.750%, 09/01/29 (144A) (a)	392,000	402,268
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, 02/01/29 (144A)	525,000	517,177
6.000%, 04/15/30 (144A)	60,000	58,965
6.250%, 11/01/28 (144A)	220,000	220,542
6.250%, 04/15/32 (144A)	52,000	49,886
6.875%, 05/15/34 (144A) (a)	1,038,000	997,984
7.250%, 02/15/35 (144A) (a)	365,000	356,710
8.375%, 11/01/33 (144A)	1,064,000	1,117,496
Ithaca Energy North Sea PLC
5.500%, 10/01/31 (EUR)	100,000	118,431
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.875%, 12/01/32 (144A)	378,000	387,909
Matador Resources Co.
6.500%, 04/15/32 (144A)	487,000	491,660
Murphy Oil Corp.
5.875%, 12/01/42	64,000	55,961
Nabors Industries, Inc.
7.375%, 05/15/27 (144A) (a)	442,000	448,678
Noble Finance II LLC
8.000%, 04/15/30 (144A)	416,000	430,585
Northern Oil & Gas, Inc.
7.875%, 10/15/33 (144A)	1,376,000	1,370,556
8.125%, 03/01/28 (144A)	2,427,000	2,461,267
Parkland Corp.
Zero Coupon, 08/15/32 (a) (f) (g)	490,000	0
6.625%, 08/15/32 (144A)	490,000	503,505
BHFTI-65

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
PBF Holding Co. LLC/PBF Finance Corp.
7.875%, 09/15/30 (144A) (a)	477,000	$470,951
Permian Resources Operating LLC
5.875%, 07/01/29 (144A)	830,000	833,715
6.250%, 02/01/33 (144A)	1,377,000	1,402,688
7.000%, 01/15/32 (144A)	288,000	298,696
Sunoco LP
5.625%, 03/15/31 (144A)	342,000	339,477
5.875%, 03/15/34 (144A)	347,000	343,996
6.250%, 07/01/33 (144A)	617,000	628,009
7.875%, 5Y H15 + 4.230%, 09/18/30 (144A) (b)	4,201,000	4,266,998
TGNR Intermediate Holdings LLC
5.500%, 10/15/29 (144A)	658,000	643,882
Transocean International Ltd.
7.875%, 10/15/32 (144A)	545,000	545,000
8.000%, 02/01/27 (144A)	1,106,000	1,104,462
8.250%, 05/15/29 (144A)	444,000	437,725
8.500%, 05/15/31 (144A)	373,000	365,551
8.750%, 02/15/30 (144A)	225,000	236,738
Transocean Titan Financing Ltd.
8.375%, 02/01/28 (144A)	200,762	205,701
Valaris Ltd.
8.375%, 04/30/30 (144A)	1,105,000	1,146,818
Var Energi ASA
7.862%, 5Y EUR Swap + 4.765%, 11/15/83 (EUR) (b)	100,000	130,184
Vital Energy, Inc.
7.750%, 07/31/29 (144A)	193,000	191,130
7.875%, 04/15/32 (144A)	1,165,000	1,130,909
9.750%, 10/15/30 (a)	714,000	745,457
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29 (144A)	664,000	670,889
Wintershall Dea Finance 2 BV
6.117%, 5Y EUR Swap + 3.940%, 05/08/30 (EUR) (b)	113,000	138,638
		38,586,608
Oil & Gas Services — 1.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	1,388,000	1,389,920
6.625%, 09/01/32 (144A) (a)	1,173,000	1,203,242
Enerflex Ltd.
9.000%, 10/15/27 (144A)	265,000	269,817
Kodiak Gas Services LLC
6.500%, 10/01/33 (144A) (a)	882,000	898,031
6.750%, 10/01/35 (144A)	666,000	683,820
7.250%, 02/15/29 (144A)	1,388,000	1,440,279
Oceaneering International, Inc.
6.000%, 02/01/28	196,000	198,424
OEG Finance PLC
7.250%, 09/27/29 (EUR)	100,000	122,709
Star Holding LLC
8.750%, 08/01/31 (144A)	673,000	667,753
Tidewater, Inc.
9.125%, 07/15/30 (144A)	567,000	608,079
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, 10/01/33 (144A)	1,550,000	1,555,929
7.125%, 03/15/29 (144A) (a)	862,000	889,001
Security Description	Principal Amount*	Value
Oil & Gas Services—(Continued)
Weatherford International Ltd.
6.750%, 10/15/33 (144A)	1,397,000	$1,397,972
8.625%, 04/30/30 (144A) (a)	1,246,000	1,273,725
		12,598,701
Packaging & Containers — 2.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, 09/01/29 (EUR)	200,000	216,474
4.000%, 09/01/29 (144A)	3,978,000	3,681,705
6.000%, 06/15/27 (144A)	909,000	908,781
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, 08/15/26 (EUR)	836,000	954,447
4.125%, 08/15/26 (144A)	1,784,000	1,712,640
Ball Corp.
4.250%, 07/01/32 (EUR)	390,000	468,327
5.500%, 09/15/33 (a)	549,000	554,901
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A)	1,038,000	1,049,824
6.750%, 04/15/32 (144A)	2,169,000	2,225,090
6.875%, 01/15/30 (144A)	1,750,000	1,795,166
8.750%, 04/15/30 (144A) (a)	955,000	981,017
Crown Americas LLC
5.875%, 06/01/33 (144A) (a)	1,495,000	1,510,116
Graphic Packaging International LLC
2.625%, 02/01/29 (EUR)	300,000	341,004
Kleopatra Finco SARL
4.250%, 03/01/26 (EUR)	110,000	72,698
LABL, Inc.
5.875%, 11/01/28 (144A) (a)	177,000	137,141
8.625%, 10/01/31 (144A) (a)	499,000	366,582
9.500%, 11/01/28 (144A)	1,329,000	1,129,036
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27 (144A)	7,735,000	7,810,826
9.250%, 04/15/27 (144A)	384,000	384,879
OI European Group BV
6.250%, 05/15/28 (EUR)	100,000	121,172
6.250%, 05/15/28 (144A) (EUR)	142,000	172,065
Sealed Air Corp.
4.000%, 12/01/27 (144A)	201,000	197,260
5.000%, 04/15/29 (144A) (a)	165,000	164,079
6.500%, 07/15/32 (144A) (a)	302,000	312,784
Sealed Air Corp./Sealed Air Corp. U.S.
7.250%, 02/15/31 (144A) (a)	57,000	59,811
Silgan Holdings, Inc.
4.250%, 02/15/31 (144A) (EUR)	850,000	1,001,969
Trivium Packaging Finance BV
6.625%, 07/15/30 (EUR)	220,000	271,519
6.625%, 07/15/30 (144A) (EUR)	225,000	277,690
8.250%, 07/15/30 (144A) (a)	600,000	640,046
12.250%, 01/15/31 (144A)	279,000	301,973
		29,821,022
Pharmaceuticals — 1.6%
1261229 BC Ltd.
10.000%, 04/15/32 (144A) †	9,000,000	9,225,468
BHFTI-66

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
Amneal Pharmaceuticals LLC
6.875%, 08/01/32 (144A)	488,000	$504,696
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A) †	155,000	138,725
11.000%, 09/30/28 (144A) †	3,067,000	3,189,739
Bayer AG
6.625%, 5Y EUR Swap + 3.432%, 09/25/83 (EUR) (b)	100,000	125,220
7.000%, 5Y EUR Swap + 3.896%, 09/25/83 (EUR) (b)	100,000	128,725
Dolcetto Holdco SpA
5.625%, 07/14/32 (EUR)	100,000	120,369
Grifols SA
2.250%, 11/15/27 (EUR)	725,000	836,927
7.125%, 05/01/30 (EUR)	100,000	123,672
Nidda Healthcare Holding GmbH
5.786%, 3M EURIBOR + 3.750%, 10/23/30 (EUR) (b)	100,000	117,615
7.000%, 02/21/30 (EUR)	149,000	182,360
Option Care Health, Inc.
4.375%, 10/31/29 (144A)	599,000	577,685
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (EUR)	100,000	114,334
4.125%, 04/30/28 (144A)	600,000	579,685
Rossini SARL
5.875%, 3M EURIBOR + 3.875%, 12/31/29 (EUR) (b)	50,064	59,538
6.750%, 12/31/29 (EUR)	100,000	123,861
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	659,000	647,285
6.000%, 12/01/32	282,000	293,699
6.750%, 03/01/28	200,000	207,605
		17,297,208
Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, 06/15/29 (144A)	469,000	467,281
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, 07/15/29 (144A)	598,000	620,085
7.250%, 07/15/32 (144A)	481,000	505,850
Buckeye Partners LP
5.600%, 10/15/44	215,000	195,443
5.850%, 11/15/43	318,000	296,587
6.750%, 02/01/30 (144A)	182,000	189,034
6.875%, 07/01/29 (144A)	53,000	54,928
CNX Midstream Partners LP
4.750%, 04/15/30 (144A)	287,000	275,215
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, 06/15/31 (144A)	1,891,000	1,873,422
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.375%, 06/30/33 (144A)	805,000	818,601
Enbridge, Inc.
7.200%, 5Y H15 + 2.970%, 06/27/54 (b)	430,000	455,984
7.375%, 5Y H15 + 3.122%, 03/15/55 (b)	587,000	621,040
Energy Transfer LP
6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,085,000	1,089,047
7.125%, 5Y H15 + 2.829%, 10/01/54 (a) (b)	829,000	858,071
7.125%, 5Y H15 + 5.306%, 05/15/30 (b)	547,000	565,214
8.000%, 5Y H15 + 4.020%, 05/15/54 (a) (b)	1,251,000	1,336,846
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Excelerate Energy LP
8.000%, 05/15/30 (144A)	502,000	$534,363
Genesis Energy LP/Genesis Energy Finance Corp.
7.750%, 02/01/28	595,000	599,191
7.875%, 05/15/32 (a)	646,000	673,748
8.000%, 05/15/33	554,000	579,456
Global Partners LP/GLP Finance Corp.
7.125%, 07/01/33 (144A)	342,000	350,544
Harvest Midstream I LP
7.500%, 05/15/32 (144A)	267,000	272,742
Hess Midstream Operations LP
4.250%, 02/15/30 (144A) (a)	311,000	301,433
6.500%, 06/01/29 (144A)	669,000	689,963
Howard Midstream Energy Partners LLC
6.625%, 01/15/34 (144A) (a)	854,000	870,717
7.375%, 07/15/32 (144A)	194,000	201,377
ITT Holdings LLC
6.500%, 08/01/29 (144A)	1,349,000	1,326,249
Kinetik Holdings LP
5.875%, 06/15/30 (144A) (a)	108,000	108,628
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125%, 02/15/29 (144A) (a)	860,000	881,774
8.375%, 02/15/32 (144A)	2,062,000	2,112,820
Northriver Midstream Finance LP
6.750%, 07/15/32 (144A) (a)	459,000	469,372
Prairie Acquiror LP
9.000%, 08/01/29 (144A) (a)	515,000	536,169
Rockies Express Pipeline LLC
4.950%, 07/15/29 (144A)	136,000	134,897
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, 01/15/28 (144A)	468,000	465,619
6.000%, 12/31/30 (144A)	29,000	28,638
6.000%, 09/01/31 (144A)	274,000	268,088
7.375%, 02/15/29 (144A)	1,553,000	1,599,346
TransMontaigne Partners LLC
8.500%, 06/15/30 (144A)	154,000	160,471
Venture Global LNG, Inc.
8.375%, 06/01/31 (144A)	2,145,000	2,252,186
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (b)	7,516,000	7,448,954
9.500%, 02/01/29 (144A) (a)	5,194,000	5,723,918
9.875%, 02/01/32 (144A) (a)	2,066,000	2,249,302
		41,062,613
Real Estate — 0.4%
Adler Financing SARL
8.250%, 12/31/28 (EUR) (c)	239,972	299,888
Alexandrite Lake Lux Holdings SARL
6.750%, 07/30/30 (EUR)	100,000	120,107
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.000%, 04/15/30 (144A)	1,147,426	1,161,198
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
9.750%, 04/15/30 (144A)	365,000	398,336
Cushman & Wakefield U.S. Borrower LLC
8.875%, 09/01/31 (144A) (a)	937,000	1,000,081
Five Point Operating Co. LP
8.000%, 10/01/30 (144A)	232,000	235,427
BHFTI-67

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate—(Continued)
Heimstaden Bostad AB
2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	$112,989
Howard Hughes Corp.
4.125%, 02/01/29 (144A)	382,000	366,446
4.375%, 02/01/31 (144A)	308,000	288,770
New Immo Holding SA
3.250%, 07/23/27 (EUR)	100,000	115,686
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. PLC
6.464%, 03/30/32 (GBP)	60,878	85,456
Vivion Investments SARL
6.500%, 2.250% PIK, 08/31/28 (EUR) (c)	119,777	140,287
		4,324,671
Real Estate Investment Trusts — 2.7%
Arbor Realty SR, Inc.
7.875%, 07/15/30 (144A)	399,000	419,524
Blackstone Mortgage Trust, Inc.
3.750%, 01/15/27 (144A)	752,000	734,148
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500%, 04/01/27 (144A) (a)	894,000	878,044
Diversified Healthcare Trust
7.250%, 10/15/30 (144A) †	370,000	376,042
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750%, 12/15/27 (144A)	252,000	244,592
HAT Holdings I LLC/HAT Holdings II LLC
8.000%, 06/15/27 (144A)	149,000	155,121
Iron Mountain Information Management Services, Inc.
5.000%, 07/15/32 (144A)	479,000	461,536
Iron Mountain, Inc.
4.750%, 01/15/34 (EUR)	100,000	117,664
4.750%, 01/15/34 (144A) (EUR)	590,000	694,218
5.250%, 07/15/30 (144A)	63,000	62,305
5.625%, 07/15/32 (144A)	214,000	212,858
6.250%, 01/15/33 (144A) (a)	503,000	513,068
Millrose Properties, Inc.
6.250%, 09/15/32 (144A)	769,000	771,010
6.375%, 08/01/30 (144A)	1,519,000	1,544,808
MPT Operating Partnership LP/MPT Finance Corp.
7.000%, 02/15/32 (EUR)	100,000	122,680
7.000%, 02/15/32 (144A) (EUR)	725,000	889,427
8.500%, 02/15/32 (144A)	2,218,000	2,356,762
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.000%, 02/01/30 (144A)	599,000	617,505
Pebblebrook Hotel LP/PEB Finance Corp.
6.375%, 10/15/29 (144A) (a)	317,000	321,726
RHP Hotel Properties LP/RHP Finance Corp.
6.500%, 04/01/32 (144A)	2,183,000	2,244,321
6.500%, 06/15/33 (144A)	747,000	769,328
RLJ Lodging Trust LP
4.000%, 09/15/29 (144A)	268,000	253,076
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
SBA Communications Corp.
3.125%, 02/01/29	843,000	$788,468
Service Properties Trust
Zero Coupon, 09/30/28 (144A) †	727,000	640,873
8.625%, 11/15/31 (144A) †	4,612,000	4,910,369
8.875%, 06/15/32 † (a)	1,237,000	1,243,951
Starwood Property Trust, Inc.
6.000%, 04/15/30 (144A)	230,000	233,496
6.500%, 07/01/30 (144A) (a)	1,032,000	1,067,442
6.500%, 10/15/30 (144A) (a)	597,000	616,681
Unibail-Rodamco-Westfield SE
4.750%, 5Y EUR Swap + 2.432%, 06/11/31 (EUR) (b)	100,000	119,255
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.500%, 02/15/28 (144A)	3,556,000	3,745,179
XHR LP
6.625%, 05/15/30 (144A)	297,000	305,159
		28,430,636
Retail — 2.4%
1011778 BC ULC/New Red Finance, Inc.
4.000%, 10/15/30 (144A)	144,000	135,709
4.375%, 01/15/28 (144A) (a)	571,000	561,054
Advance Auto Parts, Inc.
7.000%, 08/01/30 (144A)	468,000	481,503
Afflelou SAS
6.000%, 07/25/29 (EUR)	104,000	127,364
Asbury Automotive Group, Inc.
4.750%, 03/01/30	57,000	55,513
5.000%, 02/15/32 (144A)	124,000	119,069
B&M European Value Retail SA
6.500%, 11/27/31 (GBP)	100,000	136,252
Bertrand Franchise Finance SAS
5.771%, 3M EURIBOR + 3.750%, 07/18/30 (EUR) (b)	100,000	112,255
Boots Group Finco LP
5.375%, 08/31/32 (144A) (EUR)	1,005,000	1,213,849
7.375%, 08/31/32 (144A) (GBP)	440,000	602,835
Carvana Co.
9.000%, 13.000% PIK, 06/01/30 (144A) (a) (c)	1,875,218	1,961,885
9.000%, 14.000% PIK, 06/01/31 (144A) (c)	3,853,395	4,362,922
CD&R Firefly Bidco PLC
8.625%, 04/30/29 (GBP)	200,000	282,599
Cougar JV Subsidiary LLC
8.000%, 05/15/32 (144A)	537,000	570,937
Duomo Bidco SpA
6.151%, 3M EURIBOR + 4.125%, 07/15/31 (EUR) (b)	108,000	127,556
EG Global Finance PLC
12.000%, 11/30/28 (144A)	1,206,000	1,324,617
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A)	907,000	863,226
6.750%, 01/15/30 (144A) (a)	364,000	341,590
Foundation Building Materials, Inc.
6.000%, 03/01/29 (144A)	43,000	43,585
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
11.500%, 08/15/29 (144A) (a)	320,000	337,600
BHFTI-68

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Retail—(Continued)
Group 1 Automotive, Inc.
6.375%, 01/15/30 (144A)	366,000	$374,430
Ken Garff Automotive LLC
4.875%, 09/15/28 (144A)	144,000	140,990
LCM Investments Holdings II LLC
4.875%, 05/01/29 (144A)	409,000	400,719
8.250%, 08/01/31 (144A) (a)	688,000	727,632
Lithia Motors, Inc.
5.500%, 10/01/30 (144A)	481,000	480,399
Park River Holdings, Inc.
8.000%, 03/15/31 (144A)	461,000	466,843
PetSmart LLC/PetSmart Finance Corp.
7.500%, 09/15/32 (144A)	460,000	460,684
QXO Building Products, Inc.
6.750%, 04/30/32 (144A)	2,804,000	2,903,251
Raising Cane's Restaurants LLC
9.375%, 05/01/29 (144A) (a)	204,000	214,148
Staples, Inc.
10.750%, 09/01/29 (144A)	504,000	498,340
Stonegate Pub Co. Financing PLC
10.750%, 07/31/29 (GBP)	100,000	134,858
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A)	161,000	153,190
White Cap Buyer LLC
6.875%, 10/15/28 (144A) (a)	4,858,000	4,843,569
		25,560,973
Savings & Loans — 0.0%
Nationwide Building Society
7.500%, 5Y UKG + 3.852%, 12/20/30 (GBP) (b)	200,000	275,753
Semiconductors — 0.1%
Amkor Technology, Inc.
5.875%, 10/01/33 (144A)	211,000	213,149
Kioxia Holdings Corp.
6.625%, 07/24/33 (144A) (a)	400,000	411,212
		624,361
Software — 4.9%
AthenaHealth Group, Inc.
6.500%, 02/15/30 (144A) (a)	9,268,000	9,192,169
Camelot Finance SA
4.500%, 11/01/26 (144A)	107,000	106,633
Capstone Borrower, Inc.
8.000%, 06/15/30 (144A)	2,202,000	2,302,832
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000%, 06/15/29 (144A) (a)	345,000	304,033
Central Parent, Inc./CDK Global, Inc.
7.250%, 06/15/29 (144A)	874,000	752,562
Cloud Software Group, Inc.
6.500%, 03/31/29 (144A)	5,101,000	5,147,013
8.250%, 06/30/32 (144A) (a)	4,514,000	4,788,241
9.000%, 09/30/29 (144A) (a)	7,926,000	8,220,898
CoreLogic, Inc.
4.500%, 05/01/28 (144A)	2,584,000	2,505,452
Security Description	Principal Amount*	Value
Software—(Continued)
CoreWeave, Inc.
9.250%, 06/01/30 (144A)	786,000	$811,776
Elastic NV
4.125%, 07/15/29 (144A)	637,000	611,458
Electronic Arts, Inc.
2.950%, 02/15/51	440,000	381,583
Ellucian Holdings, Inc.
6.500%, 12/01/29 (144A)	1,624,000	1,649,851
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	533,000	518,366
6.000%, 05/15/33 (144A)	3,139,000	3,178,059
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.625%, 05/01/28 (144A) †	250,000	241,788
7.875%, 05/01/29 (EUR) †	100,000	122,851
8.750%, 05/01/29 (144A) †	412,000	427,020
IPD 3 BV
5.500%, 06/15/31 (EUR)	100,000	119,228
Oracle Corp.
5.950%, 09/26/55	295,000	294,093
6.100%, 09/26/65	445,000	444,180
Playtika Holding Corp.
4.250%, 03/15/29 (144A)	215,000	197,385
SS&C Technologies, Inc.
6.500%, 06/01/32 (144A)	1,536,000	1,587,974
TeamSystem SpA
5.526%, 3M EURIBOR + 3.500%, 07/31/31 (EUR) (b)	100,000	117,746
Twilio, Inc.
3.625%, 03/15/29 (a)	187,000	178,195
3.875%, 03/15/31	350,000	329,095
UKG, Inc.
6.875%, 02/01/31 (144A)	6,831,000	7,048,465
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, 02/01/29 (144A) (a)	564,000	534,569
		52,113,515
Telecommunications — 6.2%
Altice Financing SA
5.000%, 01/15/28 (144A)	400,000	311,000
5.750%, 08/15/29 (144A)	1,276,000	960,190
Altice France SA
3.375%, 01/15/28 (EUR)	171,000	172,656
5.125%, 01/15/29 (144A) (d)	400,000	344,000
5.125%, 07/15/29 (144A)	3,401,000	2,904,454
5.500%, 10/15/29 (144A)	1,218,000	1,053,492
British Telecommunications PLC
8.375%, 5Y UKG + 3.820%, 12/20/83 (GBP) (b)	100,000	144,310
CommScope LLC
4.750%, 09/01/29 (144A) (a)	2,148,000	2,134,210
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	400,000	420,562
Digicel International Finance Ltd./Difl U.S. LLC
8.625%, 08/01/32 (144A)	2,390,000	2,457,358
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (c)	5,466,841	5,636,040
10.750%, 11/30/29	3,434,551	3,778,590
BHFTI-69

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
eircom Finance DAC
5.000%, 04/30/31 (EUR)	103,000	$123,862
Eutelsat SA
1.500%, 10/13/28 (EUR)	100,000	110,064
9.750%, 04/13/29 (EUR)	100,000	126,753
Fibercop SpA
4.750%, 06/30/30 (EUR)	100,000	119,253
5.125%, 06/30/32 (EUR)	100,000	119,332
6.000%, 09/30/34 (144A)	1,632,000	1,555,560
7.200%, 07/18/36 (144A)	1,000,000	1,007,378
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A)	1,753,000	1,749,057
5.875%, 10/15/27 (144A)	734,000	733,557
5.875%, 11/01/29	483,945	489,037
6.000%, 01/15/30 (144A) (a)	635,000	642,470
6.750%, 05/01/29 (144A)	300,000	302,992
8.625%, 03/15/31 (144A)	872,000	919,316
8.750%, 05/15/30 (144A)	3,410,000	3,562,239
Level 3 Financing, Inc.
3.625%, 01/15/29 (144A)	168,000	145,396
3.875%, 10/15/30 (144A)	312,000	272,405
4.000%, 04/15/31 (144A)	150,244	129,174
4.500%, 04/01/30 (144A)	1,303,217	1,190,815
4.875%, 06/15/29 (144A)	2,557,000	2,403,836
6.875%, 06/30/33 (144A)	5,385,667	5,488,964
7.000%, 03/31/34 (144A)	5,182,000	5,271,696
Lorca Telecom Bondco SA
4.000%, 09/18/27 (EUR)	100,000	117,396
5.750%, 04/30/29 (EUR)	136,000	166,172
Lumen Technologies, Inc.
4.125%, 04/15/30 (144A)	509,141	498,958
10.000%, 10/15/32 (144A)	567,420	574,035
Maya SAS/Paris France
5.375%, 04/15/30 (EUR)	100,000	119,913
6.875%, 04/15/31 (EUR)	100,000	124,711
7.000%, 10/15/28 (144A)	310,000	314,969
7.000%, 04/15/32 (144A)	972,000	991,249
8.500%, 04/15/31 (144A)	1,500,000	1,608,739
Sable International Finance Ltd.
7.125%, 10/15/32 (144A)	1,265,000	1,284,466
SES SA
4.875%, 06/24/33 (EUR)	100,000	122,238
SoftBank Group Corp.
3.875%, 07/06/32 (EUR)	200,000	223,502
5.250%, 10/10/29 (EUR)	100,000	121,057
5.375%, 01/08/29 (EUR)	100,000	121,620
Telecom Italia Capital SA
7.721%, 06/04/38	1,033,000	1,144,349
Telefonica Europe BV
5.752%, 8Y EUR Swap + 3.121%, 01/15/32 (EUR) (b)	100,000	124,351
6.750%, 8Y EUR Swap + 3.615%, 06/07/31 (EUR) (b)	100,000	131,097
Viavi Solutions, Inc.
3.750%, 10/01/29 (144A)	467,000	440,301
Vmed O2 U.K. Financing I PLC
4.000%, 01/31/29 (GBP)	100,000	128,083
4.250%, 01/31/31 (144A)	1,613,000	1,495,518
Security Description	Principal Amount*	Value
Telecommunications—(Continued)
Vmed O2 U.K. Financing I PLC
4.750%, 07/15/31 (144A)	600,000	$564,748
5.625%, 04/15/32 (EUR)	100,000	120,353
7.750%, 04/15/32 (144A)	200,000	210,128
Windstream Services LLC
7.500%, 10/15/33 (144A)	979,000	978,736
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250%, 10/01/31 (144A)	3,833,000	3,970,514
Zayo Group Holdings, Inc.
9.250%, 03/09/30 (144A) (c)	1,700,119	1,627,864
13.750%, 09/09/30 (144A) (c)	686,760	650,705
Zegona Finance PLC
6.750%, 07/15/29 (EUR)	202,600	251,819
		65,007,609
Transportation — 0.3%
Edge Finco PLC
8.125%, 08/15/31 (GBP)	140,000	200,760
Genesee & Wyoming, Inc.
6.250%, 04/15/32 (144A)	1,166,000	1,184,822
Mobico Group PLC
4.250%, 5Y UKG + 4.135%, 11/26/25 (GBP) (b)	106,000	87,037
4.875%, 09/26/31 (EUR)	100,000	92,421
Poste Italiane SpA
2.625%, 5Y EUR Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	169,503
Rand Parent LLC
8.500%, 02/15/30 (144A) (a)	631,000	655,650
SGL Group ApS
6.745%, 3M EURIBOR + 4.750%, 04/22/30 (EUR) (b)	100,000	116,369
Stonepeak Nile Parent LLC
7.250%, 03/15/32 (144A) (a)	187,000	196,917
Watco Cos. LLC/Watco Finance Corp.
7.125%, 08/01/32 (144A)	225,000	232,891
		2,936,370
Trucking & Leasing — 0.9%
FTAI Aviation Investors LLC
5.500%, 05/01/28 (144A)	1,001,000	1,001,159
5.875%, 04/15/33 (144A) (a)	2,280,000	2,294,300
7.000%, 05/01/31 (144A) (a)	3,045,000	3,185,247
7.000%, 06/15/32 (144A)	1,530,000	1,601,179
7.875%, 12/01/30 (144A)	959,000	1,019,078
		9,100,963
Water — 0.0%
Veolia Environnement SA
4.322%, 5Y EUR Swap + 1.837%, 10/24/32 (EUR) (b)	100,000	117,638
Total Corporate Bonds & Notes (Cost $905,492,534)		929,526,964

Floating Rate Loans (h)—8.2%
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 8.278%, 1M TSFR + 4.000%, 08/23/28	1,439,155	1,443,652
BHFTI-70

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Advertising—(Continued)
Neptune Bidco U.S., Inc.
2022 USD Term Loan B, 9.429%, 3M TSFR + 5.000%, 04/11/29	1,073,488	$1,024,174
Summer BC Holdco B SARL
2024 USD Term Loan B, 9.262%, 3M TSFR + 5.000%, 02/15/29	226,718	224,451
		2,692,277
Aerospace/Defense — 0.2%
Air Comm Corp. LLC
2025 Delayed Draw Term Loan, 12/11/31 (i)	7,787	7,816
2025 Term Loan, 6.740% - 7.058%, 3M TSFR + 2.750%, 12/11/31 (j)	160,161	160,762
Kaman Corp.
2025 Delayed Draw Term Loan, 6.828%, 3M TSFR + 2.500%, 02/26/32 (i)	58,243	58,134
2025 Term Loan B, 6.544% - 6.699%, 3M TSFR + 2.500%, 02/26/32 (j)	614,601	613,448
TransDigm, Inc.
2025 Term Loan M, 6.663%, 1M TSFR + 2.338%, 08/19/32	1,192,000	1,192,279
		2,032,439
Apparel — 0.0%
Beach Acquisition Bidco LLC
USD Term Loan B, 7.308%, 3M TSFR + 3.250%, 09/12/32	420,000	422,625
Auto Parts & Equipment — 0.1%
Clarios Global LP
2025 USD Term Loan B, 6.913%, 1M TSFR + 2.750%, 01/28/32	674,000	673,579
Tenneco, Inc.
2022 Term Loan A, 9.054%, 3M TSFR + 4.750%, 11/17/28	79,965	78,374
2022 Term Loan B, 9.102% - 9.304%, 3M TSFR + 5.000%, 11/17/28 (j)	501,169	491,968
		1,243,921
Beverages — 0.0%
Sazerac Co., Inc.
Term Loan B, 6.700%, 1M TSFR + 2.500%, 07/09/32	315,000	317,264
Building Materials — 0.1%
Chamberlain Group, Inc.
2025 Term Loan B, 7.163%, 1M TSFR + 3.000%, 09/08/32	121,474	121,672
CP Atlas Buyer, Inc.
2025 Term Loan, 9.413%, 1M TSFR + 5.250%, 07/08/30	266,000	258,353
Wilsonart LLC
2024 Term Loan B, 8.252%, 3M TSFR + 4.250%, 08/05/31	450,117	435,890
		815,915
Chemicals — 0.4%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, 12.013%, 1M TSFR + 7.750%, 11/24/28	237,600	217,404
Discovery Purchaser Corp.
Term Loan, 8.082%, 3M TSFR + 3.750%, 10/04/29	654,540	652,173
Lonza Group AG
USD Term Loan B, 8.027%, 3M TSFR + 3.925%, 07/03/28	833,251	753,259
Security Description	Principal Amount*	Value

Chemicals—(Continued)
Momentive Performance Materials, Inc.
2023 Term Loan, 8.163%, 1M TSFR + 4.000%, 03/29/28	193,815	$194,299
Olympus Water U.S. Holding Corp.
2025 USD Term Loan B, 07/23/32 (k)	574,000	570,233
Oxea Holding Drei GmbH
2017 USD Term Loan B2, 04/08/31 † (k)	92,154	85,319
Qnity Electronics, Inc.
Term Loan B, 08/12/32 (k)	850,000	851,063
W.R. Grace & Co.-Conn.
2025 Term Loan B, 7.002%, 1M TSFR + 3.000%, 08/19/32	396,000	397,238
		3,720,988
Commercial Services — 0.5%
AlixPartners LLP
2025 USD Term Loan, 6.163%, 1M TSFR + 2.000%, 08/12/32 †	330,003	328,147
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.513%, 1M TSFR + 3.250%, 08/20/32	1,280,241	1,286,133
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 11/01/31 (i)	21,031	21,222
2024 Term Loan B, 8.252%, 3M TSFR + 4.250%, 11/01/31	181,361	182,721
Camelot U.S. Acquisition LLC
2025 Incremental Term Loan B, 7.413%, 1M TSFR + 3.250%, 01/31/31	740,000	740,154
Crash Champions LLC
2024 Term Loan B, 8.948%, 3M TSFR + 4.750%, 02/23/29	922,325	864,680
Galaxy U.S. Opco, Inc.
Term Loan, 6.308%, 3M TSFR + 2.000%, 3.750% PIK, 07/31/30 (c)	341,653	312,470
ION Platform Finance U.S., Inc.
USD Term Loan, 09/30/32 (k)	848,000	839,520
Vortex Opco LLC
Second Out Term Loan, 8.366%, 3M TSFR + 4.250%, 12/17/28	207,328	52,091
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.663%, 1M TSFR + 2.500%, 01/30/31	522,427	521,080
		5,148,218
Computers — 0.6%
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.413%, 1M TSFR + 2.250%, 09/29/31	71,221	71,221
Atlas CC Acquisition Corp.
2025 Second Out Term Loan B, 8.830%, 3M TSFR + 4.250%, 05/25/29 †	423,480	243,501
2025 Second Out Term Loan C, 8.568%, 3M TSFR + 4.250%, 05/25/29 †	60,761	34,937
Clover Holdings 2 LLC
Fixed Term Loan B, 7.750%, 12/09/31	4,605,457	4,652,963
Fortress Intermediate 3, Inc.
2025 Term Loan B, 7.255%, 1M TSFR + 3.000%, 06/27/31	90,630	91,196
X Corp.
2025 Fixed Term Loan, 9.500%, 10/26/29 †	1,499,500	1,507,935
		6,601,753
BHFTI-71

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Cosmetics/Personal Care — 0.0%
ACP Tara Holdings, Inc.
2025 Term Loan B, 09/17/32 (k)	244,000	$244,610
Diversified Financial Services — 0.1%
Advisor Group, Inc.
2025 Term Loan, 7.163%, 1M TSFR + 3.000%, 07/30/32	740,164	740,693
Orion U.S. Finco, Inc.
1st Lien Term Loan, 05/20/32 (k)	230,000	231,413
Summit Acquisition, Inc.
2025 Add-on Term Loan, 7.663%, 3M TSFR + 3.500%, 10/16/31	363,260	366,893
		1,338,999
Electronics — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC
2025 Term Loan B, 7.663%, 1M TSFR + 3.500%, 12/02/31	803,985	806,162
Pinnacle Buyer LLC
Delayed Draw Term Loan, 09/10/32 (k)	63,824	63,970
Term Loan, 09/10/32 (k)	331,883	332,644
		1,202,776
Engineering & Construction — 0.2%
Brand Industrial Services, Inc.
2024 Term Loan B, 8.796%, 3M TSFR + 4.500%, 08/01/30	2,363,772	2,146,305
Entertainment — 0.1%
City Football Group Ltd.
2024 Term Loan, 7.663% - 7.778%, 1M TSFR + 3.500%, 07/22/30 (j)	479,028	479,626
EOC Borrower LLC
Term Loan B, 7.163%, 1M TSFR + 3.000%, 03/24/32	414,657	415,370
Great Canadian Gaming Corp.
2024 Term Loan B, 8.753%, 3M TSFR + 4.750%, 11/01/29	273,644	264,622
OVG Business Services LLC
2024 Term Loan B, 7.163%, 1M TSFR + 3.000%, 06/25/31	32,529	32,570
		1,192,188
Food — 0.0%
Chobani LLC
2025 Repriced Term Loan B, 6.663%, 1M TSFR + 2.500%, 10/25/27	36,723	36,860
Healthcare-Products — 0.2%
Bausch & Lomb Corp.
2023 Incremental Term Loan, 8.166%, 1M TSFR + 4.000%, 09/29/28	556,640	557,336
2025 Term Loan B, 8.413%, 1M TSFR + 4.250%, 01/15/31	1,230,837	1,233,914
		1,791,250
Healthcare-Services — 0.3%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.068%, 3M TSFR + 3.750%, 05/19/31	893,689	892,820
2024 Incremental Term Loan B1, 7.660%, 3M TSFR + 3.500%, 05/19/31	404,752	403,379
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Quorum Health Corp.
2020 Term Loan, 10.602%, 3M TSFR + 6.500%, 01/28/28 †	655,904	$475,530
Star Parent, Inc.
Term Loan B, 8.002%, 3M TSFR + 4.000%, 09/27/30	1,572,621	1,574,051
		3,345,780
Housewares — 0.1%
Hunter Douglas, Inc.
2025 USD Term Loan B, 7.252%, 3M TSFR + 3.250%, 01/20/32 †	248,610	248,869
Springs Windows Fashions LLC
2024 FLFO A1 Term Loan, 8.663%, 1M TSFR + 4.500%, 12/19/29	111,807	112,506
2024 FLFO Delayed Draw Term Loan, 12/19/29 (i)	149,076	150,008
		511,383
Insurance — 0.3%
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.752% - 6.950%, 3M TSFR + 2.750%, 6M TSFR + 2.750%, 02/15/31 (j)	473,366	471,887
Asurion LLC
2025 Term Loan B13, 8.413%, 1M TSFR + 4.250%, 09/19/30	459,007	456,712
Howden Group Holdings Ltd.
2024 USD Term Loan B, 7.663%, 1M TSFR + 3.500%, 04/18/30	84,566	84,914
OneDigital Borrower LLC
2025 Repriced Term Loan, 7.163%, 1M TSFR + 3.000%, 07/02/31	101,743	101,488
Truist Insurance Holdings LLC
2nd Lien Term Loan, 8.752%, 3M TSFR + 4.750%, 05/06/32	1,763,106	1,798,735
		2,913,736
Internet — 0.1%
MH Sub I LLC
2023 Term Loan, 8.252%, 3M TSFR + 4.250%, 05/03/28	875,855	846,022
Proofpoint, Inc.
2025 Fungible Term Loan, 08/31/28 (k)	146,000	146,755
PUG LLC
2024 Extended Term Loan B, 8.913%, 1M TSFR + 4.750%, 03/15/30	548,218	543,763
		1,536,540
Investment Companies — 0.1%
AAL Delaware Holdco, Inc.
2025 Term Loan, 6.913%, 1M TSFR + 2.750%, 07/30/31	122,691	123,228
Gryphon Acquire Newco LLC
Term Loan B, 6.879%, 6M TSFR + 3.000%, 09/13/32	807,000	809,522
		932,750
Leisure Time — 0.0%
Sabre GLBL, Inc.
2021 Term Loan B1, 7.778%, 1M TSFR + 3.500%, 12/17/27	51,256	48,853
BHFTI-72

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Leisure Time—(Continued)
Sabre GLBL, Inc.
2021 Term Loan B2, 7.778%, 1M TSFR + 3.500%, 12/17/27	16,875	$16,084
2022 Term Loan B, 8.513%, 1M TSFR + 4.250%, 06/30/28	9,074	8,495
2024 Term Loan B1, 10.263%, 1M TSFR + 6.000%, 11/15/29	144,933	137,143
2024 Term Loan B2, 10.263%, 1M TSFR + 6.000%, 11/15/29	71,418	67,580
		278,155
Machinery-Diversified — 0.2%
GrafTech Finance, Inc.
2024 Delayed Draw Term Loan, 12/21/29 (i)	158,973	162,948
2024 Term Loan, 10.158%, 1M TSFR + 6.000%, 12/21/29	278,204	285,159
Titan Acquisition Ltd.
2024 Term Loan B, 7.589% - 7.916%, 1M TSFR + 3.750%, 6M TSFR + 3.750%, 02/15/29 (j)	2,061,621	2,068,063
		2,516,170
Media — 0.6%
Coral-U.S. Co-Borrower LLC
2025 Term Loan B7, 7.568%, 3M TSFR + 3.250%, 01/31/32	392,248	388,921
CSC Holdings LLC
2019 Term Loan B5, 8.750%, PRIME + 1.500%, 04/15/27	1,022,318	990,051
2022 Term Loan B6, 8.650%, 1M TSFR + 4.500%, 01/18/28	1,025,275	1,021,430
DirecTV Financing LLC
2025 Term Loan B, 9.808%, 3M TSFR + 5.500%, 02/17/31	1,869,140	1,832,537
Gray Television, Inc.
2021 Term Loan D, 7.395%, 1M TSFR + 3.000%, 12/01/28	307,959	308,323
2024 Term Loan B, 9.530%, 1M TSFR + 5.250%, 06/04/29	2,890	2,896
Radiate Holdco LLC
2025 FLFO Term Loan, 7.778%, 1M TSFR + 3.500%, 1.500% PIK, 09/25/29 (c)	1,271,615	1,031,597
Virgin Media Bristol LLC
2020 USD Term Loan Q, 7.515%, 1M TSFR + 3.250%, 01/31/29	200,000	200,148
		5,775,903
Oil & Gas — 0.1%
Stakeholder Midstream LLC
Term Loan, 8.042%, 3M TSFR + 4.000%, 01/01/31	678,000	676,305
Oil & Gas Services — 0.0%
Star Holding LLC
2024 1st Lien Term Loan B, 8.663%, 1M TSFR + 4.500%, 07/31/31	211,651	210,428
Packaging & Containers — 0.1%
LABL, Inc.
2021 USD 1st Lien Term Loan, 9.263%, 1M TSFR + 5.000%, 10/30/28	1,051,539	867,257
Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC
2025 Term Loan B, 7.663%, 1M TSFR + 3.500%, 08/01/32	1,038,000	1,038,000
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Endo Luxembourg Finance Co. I SARL
2024 1st Lien Term Loan, 8.163%, 1M TSFR + 4.000%, 04/23/31	477,514	$478,857
Gainwell Acquisition Corp.
Term Loan B, 8.102%, 3M TSFR + 4.000%, 10/01/27 †	958,314	945,736
		2,462,593
Retail — 0.5%
Boots Group Bidco Ltd.
USD Term Loan, 7.705%, 3M TSFR + 3.500%, 08/30/32	2,224,000	2,230,950
Foundation Building Materials Holding Co. LLC
2021 Term Loan, 7.820%, 3M TSFR + 3.250%, 01/31/28	405,468	406,283
2024 Term Loan B2, 8.308%, 3M TSFR + 4.000%, 01/29/31	1,322,147	1,325,689
2025 Term Loan, 11.500%, 3M TSFR + 5.250%, 01/29/31	232,318	233,479
White Cap Buyer LLC
2024 Term Loan B, 7.416%, 1M TSFR + 3.250%, 10/19/29	1,326,706	1,328,516
		5,524,917
Software — 1.7%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 8.502%, 3M TSFR + 4.500%, 02/23/32	191,637	196,668
Ascend Learning LLC
2025 Repriced Term Loan B, 7.163%, 1M TSFR + 3.000%, 12/11/28	30,731	30,725
AthenaHealth Group, Inc.
2022 Term Loan B, 6.913%, 1M TSFR + 2.750%, 02/15/29	1,918,039	1,915,642
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, 9.949%, 3M TSFR + 5.750%, 07/30/32	558,000	545,212
2025 USD Term Loan B, 7.199%, 3M TSFR + 3.000%, 07/30/31	382,874	382,814
Central Parent, Inc.
2024 Term Loan B, 7.252%, 3M TSFR + 3.250%, 07/06/29	191,684	166,086
Cloud Software Group, Inc.
2025 Term Loan B (2031), 7.252%, 3M TSFR + 3.250%, 03/21/31	1,463,036	1,469,503
2025 Term Loan B (2032), 7.252%, 3M TSFR + 3.250%, 08/13/32	410,616	412,241
Cloudera, Inc.
2021 Second Lien Term Loan, 10.263%, 1M TSFR + 6.000%, 10/08/29	635,564	579,952
Clover Holdings SPV III LLC
2024 USD Term Loan, 15.000%, 12/09/27	48,246	49,090
CoreLogic, Inc.
2nd Lien Term Loan, 10.778%, 1M TSFR + 6.500%, 06/04/29	524,226	524,445
Term Loan, 7.778%, 1M TSFR + 3.500%, 06/02/28	329,421	329,833
Cotiviti Corp.
2024 Fixed Term Loan B, 7.625%, 05/01/31	6,704,543	6,754,827
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 6.913%, 1M TSFR + 2.750%, 10/09/29	116,707	116,838
2024 2nd Lien Term Loan, 8.913%, 1M TSFR + 4.750%, 11/22/32	1,743,000	1,784,396
BHFTI-73

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Software—(Continued)
Finastra USA, Inc.
2025 1st Lien Term Loan, 8.038%, 3M TSFR + 4.000%, 07/30/32	2,076,000	$2,069,772
2025 2nd Lien Term Loan, 11.038%, 3M TSFR + 7.000%, 09/15/33	449,000	448,439
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.413%, 1M TSFR + 3.250%, 06/17/31	191,437	191,497
RealPage, Inc.
2024 Incremental Term Loan, 7.752%, 3M TSFR + 3.750%, 04/24/28	397,005	398,777
		18,366,757
Telecommunications — 1.0%
Altice France SA
2023 USD Term Loan B14, 9.818%, 3M TSFR + 5.500%, 08/15/28	657,630	628,859
CommScope, Inc.
2024 Term Loan, 8.913%, 1M TSFR + 4.750%, 12/17/29	815,913	826,520
Delta TopCo, Inc.
2024 2nd Lien Term Loan, 9.240% - 9.523%, 1M TSFR + 5.250%, 3M TSFR + 5.250%, 11/29/30 (j)	159,000	158,801
Digicel International Finance Ltd.
2025 Term Loan B, 9.492%, 3M TSFR + 5.250%, 08/06/32	788,000	788,985
Frontier Communications Corp.
2025 Term Loan B, 6.650%, 1M TSFR + 2.500%, 07/01/31	200,488	200,926
Level 3 Financing, Inc.
2025 Repriced Term Loan B4, 7.416%, 1M TSFR + 3.250%, 03/27/32	3,155,000	3,160,259
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.628%, 1M TSFR + 2.350%, 04/16/29	520,468	517,606
2024 Extended Term Loan B2, 6.628%, 1M TSFR + 2.350%, 04/15/30	271,228	269,702
2024 Term Loan A, 10.163%, 1M TSFR + 6.000%, 06/01/28	127,788	130,450
Windstream Services LLC
2024 Term Loan B, 9.013%, 1M TSFR + 4.750%, 10/01/31	312,000	313,560
2025 Term Loan B, 09/24/32 (k)	593,000	588,182
Zayo Group Holdings, Inc.
2025 USD Term Loan, 7.608%, 3M STFR + 3.610%, 03/25/30	2,747,269	2,674,013
		10,257,863
Total Floating Rate Loans (Cost $87,442,985)		87,124,925

Convertible Bonds—0.8%
Commercial Services — 0.0%
Worldline SA
Zero Coupon, 07/30/26 (EUR)	6,500	7,276
Energy-Alternate Sources — 0.4%
XPLR Infrastructure LP
Zero Coupon, 11/15/25 (144A)	1,730,000	1,717,025
Security Description	Principal Amount*/ Shares	Value

Energy-Alternate Sources—(Continued)
XPLR Infrastructure LP
2.500%, 06/15/26 (144A)	1,731,000	$1,687,725
		3,404,750
Home Builders — 0.1%
Meritage Homes Corp.
1.750%, 05/15/28 (a)	1,071,000	1,096,128
Lodging — 0.0%
Wynn Macau Ltd.
4.500%, 03/07/29 (144A)	200,000	215,400
Media — 0.1%
Cable One, Inc.
Zero Coupon, 03/15/26	230,000	224,021
1.125%, 03/15/28	1,081,000	922,634
		1,146,655
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP
1.875%, 11/15/29 (144A)	216,000	226,800
Semiconductors — 0.2%
MKS, Inc.
1.250%, 06/01/30	1,157,000	1,266,915
ON Semiconductor Corp.
0.500%, 03/01/29	675,000	622,803
		1,889,718
Total Convertible Bonds (Cost $7,980,454)		7,986,727

Common Stocks—0.7%
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc. (l)	1,095	692
Health Care Providers & Services — 0.0%
Quorum Health † (l)	7,776	5,832
Hotels, Restaurants & Leisure — 0.0%
Churchill Downs, Inc.	5,646	547,718
Metals & Mining — 0.1%
Constellium SE (l)	82,377	1,225,770
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer LP	112,268	1,926,518
Enterprise Products Partners LP	42,746	1,336,667
MPLX LP	13,946	696,603
Plains All American Pipeline LP	5,745	98,010
Western Midstream Partners LP	3,454	135,708
		4,193,506
Real Estate Management & Development — 0.0%
ADLER Group SA (f) (g) (l)	66,810	0
BHFTI-74

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialized REITs — 0.2%
VICI Properties, Inc. (a)	59,364	$1,935,860
Total Common Stocks (Cost $7,664,540)		7,909,378

Convertible Preferred Stocks—0.2%
Aerospace & Defense — 0.1%
Boeing Co., 6.000%, 10/15/27	11,193	778,697
Financial Services — 0.0%
Shift4 Payments, Inc., 6.000%, 05/01/28	3,376	320,281
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (l)	902	20,295
Cohesity Global, Inc. - Series G (l)	1,305	29,363
		49,658
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., 7.500%, 03/15/28	16,100	950,383
Total Convertible Preferred Stocks (Cost $1,844,751)		2,099,019

Escrow Shares—0.0%
Diversified Financial Services — 0.0%
Lehman Brothers Holdings, Inc. (l) (Cost $0)	2,229,000	2,006

Short-Term Investments—1.9%
Repurchase Agreement—1.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $19,839,953; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $20,235,220	19,838,300	19,838,300
Total Short-Term Investments (Cost $19,838,300)		19,838,300

Securities Lending Reinvestments (m)—13.0%
Short-Term Investment Funds—0.2%
Allspring Government Money Market Fund, Select Class 4.070% (n)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (n)	1,000,000	1,000,000
		2,000,000

Certificates of Deposit—0.9%
Bank of Montreal
4.510%, SOFR + 0.350%, 05/14/26 (b)	3,000,000	2,999,996
Bank of Nova Scotia
4.460%, SOFR + 0.330%, 07/22/26 (b)	1,000,000	999,989
Commonwealth Bank of Australia
4.510%, SOFR + 0.380%, 04/13/26 (b)	1,000,000	1,000,967
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 12/15/25 (b)	1,000,000	$1,000,131
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (b)	2,000,000	2,000,110
Sumitomo Mitsui Trust Bank Ltd.
4.500%, 10/10/25	2,000,000	2,000,240
		10,001,433
Commercial Paper—0.6%
Chesham Finance Ltd./Chesham Finance LLC
4.090%, 10/03/25	2,000,000	1,999,306
Ionic Funding LLC
4.130%, 10/02/25	2,000,000	1,999,518
Old Line Funding LLC
4.310%, SOFR + 0.150%, 10/06/25 (b)	2,000,000	1,999,998
		5,998,822
Repurchase Agreements—10.3%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $3,000,350; collateralized by various Common Stock with an aggregate market value of $3,337,007	3,000,000	3,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $10,001,172; collateralized by various Common Stock with an aggregate market value of $11,123,358	10,000,000	10,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $15,001,779; collateralized by various Common Stock with an aggregate market value of $16,685,036	15,000,000	15,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $1,517,312; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $1,671,022	1,500,000	1,500,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $10,001,161; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $10,200,005	10,000,000	10,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $2,300,265; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $2,346,000	2,300,000	2,300,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $9,590,969; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $9,781,650	9,589,853	9,589,853
BHFTI-75

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Securities Lending Reinvestments (m)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $15,501,843; collateralized by various Common Stock with an aggregate market value of $17,283,959	15,500,000	$15,500,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $17,002,021; collateralized by various Common Stock with an aggregate market value of $18,956,601	17,000,000	17,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $7,005,853; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $7,785,315	7,000,000	7,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $3,000,350; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $3,060,357	3,000,000	3,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $5,021,194; collateralized by various Common Stock with an aggregate market value of $5,556,228	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $2,500,284; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $2,550,000	2,500,000	2,500,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $7,000,828; collateralized by various Common Stock with an aggregate market value of $7,787,094	7,000,000	7,000,000
		108,389,853
Time Deposits—1.0%
Banco Santander SA
4.090%, 10/01/25	2,000,000	2,000,000
Canadian Imperial Bank
4.060%, 10/01/25	1,000,000	1,000,000
DNB Bank ASA
4.040%, 10/01/25	2,000,000	2,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	2,000,000	2,000,000
Nordea Bank Abp
4.060%, 10/01/25	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
Svenska (NY)
4.060%, 10/01/25	2,000,000	$2,000,000
		11,000,000
Total Securities Lending Reinvestments (Cost $137,389,170)		137,390,108
Total Investments—112.8% (Cost $1,167,652,734)		1,191,877,427
Unfunded Loan Commitments—0.0% (Cost $(414,160))		(414,160)
Net Investments—112.8% (Cost $1,167,238,574)		1,191,463,267
Other assets and liabilities (net)—(12.8)%		(135,183,754)
Net Assets—100.0%		$1,056,279,513

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2025, the market value of restricted securities was $28,130,352, which is 2.7% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $154,851,752 and the collateral received consisted of cash in the amount of $137,387,338 and non-cash collateral with a value of $24,942,217. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more

BHFTI-76

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(j)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of September 30, 2025.
(k)	This loan will settle after September 30, 2025, at which time the interest rate will be determined.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of September 30,
2025.
(n)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$814,076,174, which is 77.1% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
1261229 BC Ltd., 10.000%, 04/15/32	03/25/25-07/31/25	USD	9,000,000	$9,018,849	$9,225,468
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.000%, 05/01/28	05/07/21-01/25/24	USD	1,460,000	1,441,679	1,418,939
Acuris Finance U.S., Inc./Acuris Finance SARL, 9.000%, 08/01/29	07/25/24	USD	298,000	298,000	311,410
AlixPartners LLP, 6.163%, 08/12/32	07/31/25	USD	330,003	329,192	328,147
Atlas CC Acquisition Corp., 8.568%, 05/25/29	07/25/25	USD	60,761	44,691	34,937
Atlas CC Acquisition Corp., 8.830%, 05/25/29	07/25/25	USD	423,480	311,801	243,501
Bausch Health Cos., Inc., 4.875%, 06/01/28	08/19/25-09/24/25	USD	155,000	140,000	138,725
Bausch Health Cos., Inc., 11.000%, 09/30/28	07/15/24-03/20/25	USD	3,067,000	2,976,903	3,189,739
Diversified Healthcare Trust, 7.250%, 10/15/30	09/15/25	USD	370,000	370,000	376,042
Dream Finders Homes, Inc., 8.250%, 08/15/28	08/08/23	USD	277,000	277,000	287,375
Gainwell Acquisition Corp., 8.102%, 10/01/27	02/14/22-04/10/24	USD	958,314	943,164	945,736
Goat Holdco LLC, 6.750%, 02/01/32	12/10/24	USD	815,000	815,458	835,375
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.625%, 05/01/28	04/26/21-04/29/21	USD	250,000	249,796	241,788
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.875%, 05/01/29	09/13/24	EUR	100,000	111,658	122,851
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 8.750%, 05/01/29	04/25/24	USD	412,000	412,000	427,020
Hunter Douglas, Inc., 7.252%, 01/20/32	02/09/22	USD	248,610	247,958	248,869
ION Trading Technologies SARL, 9.500%, 05/30/29	05/20/24-05/14/25	USD	600,000	607,564	633,705
Lightning Power LLC, 7.250%, 08/15/32	08/07/24	USD	237,000	237,000	250,916
Oxea Holding Drei GmbH, 04/08/31	05/16/25	USD	92,154	87,867	85,319
Quorum Health	01/08/25		7,776	0	5,832
Quorum Health Corp., 10.602%, 01/28/28	07/07/20-07/10/25	USD	655,904	636,074	475,530
Service Properties Trust, Zero Coupon, 09/30/28	09/15/25	USD	727,000	627,586	640,873
Service Properties Trust, 8.625%, 11/15/31	11/08/23-05/09/253	USD	4,612,000	4,698,613	4,910,369
Service Properties Trust, 8.875%, 06/15/32	05/17/24-05/21/24	USD	1,237,000	1,203,148	1,243,951
X Corp., 9.500%, 10/26/29	02/13/25-04/28/25	USD	1,499,500	1,501,905	1,507,935
					$28,130,352
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,556,408	CIBC	12/17/25	USD	1,834,241	$(1,074)
EUR	100,000	JPMC	12/17/25	USD	117,330	(590)
EUR	140,000	JPMC	12/17/25	USD	165,664	576
EUR	28,258,000	MSIP	12/17/25	USD	33,415,028	93,228
EUR	104,000	NWM	12/17/25	USD	121,831	(806)
EUR	196,000	TDB	12/17/25	USD	230,382	(741)
EUR	204,000	TDB	12/17/25	USD	240,055	(501)
EUR	761,000	UBSA	12/17/25	USD	899,007	1,637
GBP	236,087	BNY	12/17/25	USD	319,929	2,384
BHFTI-77

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	2,585,000	RBC	12/17/25	USD	3,506,038	$29,121
Net Unrealized Appreciation						$123,234
Futures Contracts
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/19/25	(3)	USD	(349,781)	$(942)
U.S. Treasury Ultra Long Bond Futures	12/19/25	(3)	USD	(360,188)	(1,411)
Net Unrealized Depreciation					$(2,353)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.45.V1	5.000%	Quarterly	12/20/30	3.208%	USD	22,811,786	$1,759,656	$1,735,396	$24,260
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/21/27	BBP	2.374%	EUR	1,762	$113	$(148)	$261
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/21/27	BBP	2.374%	EUR	4,952	320	(415)	735
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/21/27	CBNA	2.374%	EUR	1,437	93	(123)	216
ADLER Real Estate AG 3.000%, due 04/27/26	5.000%	Quarterly	12/21/27	JPMC	2.374%	EUR	1,849	119	(164)	283
CMA CGM SA 7.500%, due 01/15/26	5.000%	Quarterly	06/22/27	MSIP	0.862%	EUR	77,000	6,340	6,580	(240)
Forvia SE 3.125%, due 06/15/26	5.000%	Quarterly	06/21/29	BBP	1.953%	EUR	55,000	6,886	5,372	1,514
Virgin Media Finance PLC 3.750%, due 07/15/30	5.000%	Quarterly	12/23/25	JPMC	0.851%	EUR	30,000	327	592	(265)
Zegona Finance PLC 6.750%, due 07/15/29	5.000%	Quarterly	06/20/30	DBAG	1.485%	EUR	20,668	3,718	2,713	1,005
Totals								$17,916	$14,407	$3,509
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	12/22/25	MSIP	iBoxx USD Liquid High Yield Index	USD	7,158,000	$431,244	$58	$431,186
Pay	3M SOFR	Quarterly	12/22/25	MSIP	iBoxx USD Liquid High Yield Index	USD	4,609,000	308,587	37	308,550
Pay	3M SOFR	Quarterly	06/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	6,034,000	79,989	22	79,967
Pay	3M SOFR	Quarterly	06/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	3,012,000	23,428	6	23,422
Pay	3M SOFR	Quarterly	06/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	1,505,000	7,382	9	7,373
BHFTI-78

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
OTC Total Return Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	06/20/26	MSIP	iBoxx USD Liquid High Yield Index	USD	5,940,000	$43,247	$2	$43,245
Pay	3M SOFR	Quarterly	06/20/26	MSIP	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	8,639,000	45,098	17	45,081
Totals								$938,975	$151	$938,824

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$15,128,610	$—	$15,128,610
Aerospace/Defense	—	26,314,462	—	26,314,462
Agriculture	—	305,704	—	305,704
Airlines	—	2,509,008	—	2,509,008
Apparel	—	4,758,365	—	4,758,365
Auto Manufacturers	—	6,651,531	—	6,651,531
Auto Parts & Equipment	—	11,467,974	—	11,467,974
Banks	—	31,627,872	—	31,627,872
Building Materials	—	20,826,438	—	20,826,438
Chemicals	—	29,637,220	—	29,637,220
Commercial Services	—	66,172,246	—	66,172,246
Computers	—	9,746,032	—	9,746,032
Cosmetics/Personal Care	—	1,934,050	—	1,934,050
Distribution/Wholesale	—	1,581,637	—	1,581,637
Diversified Financial Services	—	37,964,327	—	37,964,327
Electric	—	27,345,280	—	27,345,280
Electrical Components & Equipment	—	563,037	—	563,037
Electronics	—	3,999,085	—	3,999,085
Engineering & Construction	—	6,174,067	—	6,174,067
Entertainment	—	25,170,862	—	25,170,862
Environmental Control	—	10,035,883	—	10,035,883
Food	—	16,980,899	—	16,980,899
Food Service	—	234,887	—	234,887
Forest Products & Paper	—	562,474	—	562,474
Gas	—	8,335,033	—	8,335,033
Hand/Machine Tools	—	353,918	—	353,918
Healthcare-Products	—	11,072,550	—	11,072,550
Healthcare-Services	—	27,113,296	—	27,113,296
Holding Companies-Diversified	—	441,950	—	441,950
Home Builders	—	6,979,381	—	6,979,381
Home Furnishings	—	1,144,862	—	1,144,862
Housewares	—	1,244,595	—	1,244,595
Insurance	—	58,659,634	—	58,659,634
Internet	—	10,537,304	—	10,537,304
Investment Companies	—	10,330,810	—	10,330,810
Iron/Steel	—	5,368,115	—	5,368,115
IT Services	—	422,816	—	422,816
BHFTI-79

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Leisure Time	$—	$16,261,038	$—	$16,261,038
Lodging	—	10,430,493	—	10,430,493
Machinery-Construction & Mining	—	1,119,909	—	1,119,909
Machinery-Diversified	—	7,685,887	—	7,685,887
Media	—	43,971,220	—	43,971,220
Metal Fabricate/Hardware	—	1,498,044	—	1,498,044
Mining	—	19,437,919	—	19,437,919
Miscellaneous Manufacturing	—	1,214,285	—	1,214,285
Office/Business Equipment	—	353,314	—	353,314
Oil & Gas	—	38,586,608	0	38,586,608
Oil & Gas Services	—	12,598,701	—	12,598,701
Packaging & Containers	—	29,821,022	—	29,821,022
Pharmaceuticals	—	17,297,208	—	17,297,208
Pipelines	—	41,062,613	—	41,062,613
Real Estate	—	4,324,671	0	4,324,671
Real Estate Investment Trusts	—	28,430,636	—	28,430,636
Retail	—	25,560,973	—	25,560,973
Savings & Loans	—	275,753	—	275,753
Semiconductors	—	624,361	—	624,361
Software	—	52,113,515	—	52,113,515
Telecommunications	—	65,007,609	—	65,007,609
Transportation	—	2,936,370	—	2,936,370
Trucking & Leasing	—	9,100,963	—	9,100,963
Water	—	117,638	—	117,638
Total Corporate Bonds & Notes	—	929,526,964	0	929,526,964
Total Floating Rate Loans (Less Unfunded Loan Commitments of $414,160)*	—	86,710,765	—	86,710,765
Total Convertible Bonds*	—	7,986,727	—	7,986,727
Common Stocks
Energy Equipment & Services	692	—	—	692
Health Care Providers & Services	—	5,832	—	5,832
Hotels, Restaurants & Leisure	547,718	—	—	547,718
Metals & Mining	1,225,770	—	—	1,225,770
Oil, Gas & Consumable Fuels	4,193,506	—	—	4,193,506
Real Estate Management & Development	—	—	0	0
Specialized REITs	1,935,860	—	—	1,935,860
Total Common Stocks	7,903,546	5,832	0	7,909,378
Convertible Preferred Stocks
Aerospace & Defense	778,697	—	—	778,697
Financial Services	320,281	—	—	320,281
IT Services	—	49,658	—	49,658
Semiconductors & Semiconductor Equipment	950,383	—	—	950,383
Total Convertible Preferred Stocks	2,049,361	49,658	—	2,099,019
Total Escrow Shares*	—	2,006	—	2,006
Total Short-Term Investments*	—	19,838,300	—	19,838,300
Securities Lending Reinvestments
Short-Term Investment Funds	2,000,000	—	—	2,000,000
Certificates of Deposit	—	10,001,433	—	10,001,433
Commercial Paper	—	5,998,822	—	5,998,822
Repurchase Agreements	—	108,389,853	—	108,389,853
Time Deposits	—	11,000,000	—	11,000,000
Total Securities Lending Reinvestments	2,000,000	135,390,108	—	137,390,108
Net Investments	$11,952,907	$1,179,510,360	$0	$1,191,463,267
Collateral for Securities Loaned (Liability)	$—	$(137,387,338)	$—	$(137,387,338)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$126,946	$—	$126,946
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,712)	—	(3,712)
Total Forward Contracts	$—	$123,234	$—	$123,234
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(2,353)	$—	$—	$(2,353)
BHFTI-80

Brighthouse Funds Trust I
BlackRock High Yield Portfolio
Schedule of Investments as of September 30, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$24,260	$—	$24,260
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$956,891	$—	$956,891

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTI-81

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—98.9% of Net Assets

Security Description	Shares*	Value

Belgium — 1.9%
Elia Group SA	31,367	$3,619,518
UCB SA	44,266	12,247,039
		15,866,557
Brazil — 1.4%
MercadoLibre, Inc. (a)	4,943	11,551,494
China — 7.7%
Alibaba Group Holding Ltd. (ADR) (b)	55,373	9,896,816
Contemporary Amperex Technology Co. Ltd. - Class A	231,600	13,097,516
Tencent Holdings Ltd.	219,800	18,726,035
Tencent Holdings Ltd. (ADR)	191,121	16,273,953
Tencent Music Entertainment Group - Class A	81,500	953,253
Tencent Music Entertainment Group (ADR)	141,367	3,299,506
Wuxi Biologics Cayman, Inc. (a)	430,500	2,270,892
		64,517,971
Denmark — 3.5%
Danske Bank AS	428,707	18,319,301
NKT AS (a)	67,866	6,628,749
Novonesis (Novozymes) - B Shares	73,582	4,510,259
		29,458,309
France — 13.8%
Accor SA	73,521	3,483,053
Air Liquide SA	100,670	20,950,580
Airbus SE	42,310	9,890,611
AXA SA	325,014	15,561,960
BNP Paribas SA	212,008	19,326,271
Cie de Saint-Gobain SA	74,729	8,141,028
Danone SA	105,415	9,184,215
Safran SA	51,459	18,223,730
SPIE SA	208,808	11,291,586
		116,053,034
Germany — 7.2%
Allianz SE	26,088	10,965,896
Deutsche Boerse AG	36,577	9,802,330
MTU Aero Engines AG	22,978	10,546,263
RWE AG	123,885	5,501,883
Symrise AG	81,494	7,101,779
Vonovia SE	517,700	16,157,599
		60,075,750
Greece — 1.3%
Piraeus Financial Holdings SA	1,263,622	10,710,830
Hong Kong — 3.4%
AIA Group Ltd.	1,823,000	17,473,890
Prudential PLC	808,961	11,387,369
Zijin Gold International Co. Ltd. (a)	2,400	37,194
		28,898,453
Italy — 3.4%
BFF Bank SpA (a)	825,493	10,606,097
Security Description	Shares*	Value
Italy — (Continued)
Enel SpA	909,207	$8,623,317
Ryanair Holdings PLC	151,322	4,388,195
Wizz Air Holdings PLC (a)	298,575	4,669,809
		28,287,418
Japan — 5.0%
Mitsubishi Heavy Industries Ltd.	742,806	19,409,528
Mitsubishi UFJ Financial Group, Inc.	515,500	8,166,228
Nippon Sanso Holdings Corp.	212,033	7,513,397
Tokyo Gas Co. Ltd.	191,135	6,801,350
		41,890,503
Macau — 0.5%
Galaxy Entertainment Group Ltd.	827,000	4,562,821
Netherlands — 0.9%
ASML Holding NV	4,419	4,308,359
ASML Holding NV (NY Registry Shares)	2,924	2,830,695
		7,139,054
Russia — 0.0%
Sberbank of Russia PJSC † (a) (c) (d)	5,306,492	0
Singapore — 0.1%
Singapore Technologies Engineering Ltd.	187,029	1,250,146
South Korea — 13.9%
Hanwha Aerospace Co. Ltd.	48,034	37,884,659
Hyosung Heavy Industries Corp.	5,141	4,960,454
Hyundai Rotem Co. Ltd.	36,943	5,778,055
Korea Electric Power Corp.	463,786	11,958,308
LIG Nex1 Co. Ltd.	109,062	39,828,508
LS Electric Co. Ltd.	72,116	14,752,076
MNC Solution Co. Ltd.	7,455	1,182,342
		116,344,402
Spain — 0.7%
Aena SME SA	229,492	6,287,833
Switzerland — 7.6%
Medacta Group SA	40,675	7,454,280
SGS SA	116,774	12,146,301
UBS Group AG	1,064,784	43,771,778
		63,372,359
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	368,000	16,009,602
United Kingdom — 19.7%
3i Group PLC	153,611	8,469,577
Babcock International Group PLC	1,051,434	18,813,151
BAE Systems PLC	251,175	6,960,019
Flutter Entertainment PLC (a)	5,050	1,313,989
HSBC Holdings PLC	654,806	9,218,883
Lloyds Banking Group PLC	6,279,109	7,073,095
London Stock Exchange Group PLC	70,190	8,060,062
BHFTI-82

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares*/ Principal Amount*	Value
United Kingdom — (Continued)
Melrose Industries PLC	2,715,567	$22,374,296
National Grid PLC	2,492,466	35,932,879
RELX PLC	250,215	11,950,819
SSE PLC	691,891	16,214,390
Tesco PLC	2,054,791	12,316,938
Unilever PLC	101,749	6,014,601
		164,712,699
United States — 5.0%
Amazon.com, Inc. (a)	104,968	23,047,824
Aon PLC - Class A	6,964	2,483,223
CRH PLC	135,638	16,265,145
		41,796,192
Total Common Stocks (Cost $656,016,219)		828,785,427

Short-Term Investments—1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25 with a maturity value of $8,603,216; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $8,774,714	8,602,499	8,602,499
Total Short-Term Investments (Cost $8,602,499)		8,602,499
Total Investments—99.9% (Cost $664,618,718)		837,387,926
Other assets and liabilities (net)—0.1%		565,219
Net Assets—100.0%		$837,953,145

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2025, the market value of restricted securities was $0, which is
0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $9,896,638 and the collateral received consisted of non-cash collateral with a value of $10,177,386. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Ten Largest Industries as of September 30, 2025 (Unaudited)	% of Net Assets
Aerospace & Defense	19.8
Banks	8.7
Capital Markets	8.4
Insurance	6.9
Broadline Retail	5.3
Electric Utilities	4.8
Chemicals	4.8
Electrical Equipment	4.7
Multi-Utilities	4.3
Interactive Media & Services	4.2

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	09/16/21-02/11/22	5,306,492	$22,350,736	$0
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$15,866,557	$—	$15,866,557
BHFTI-83

Brighthouse Funds Trust I
Brighthouse/Artisan International Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Brazil	$11,551,494	$—	$—	$11,551,494
China	29,470,275	35,047,696	—	64,517,971
Denmark	—	29,458,309	—	29,458,309
France	—	116,053,034	—	116,053,034
Germany	—	60,075,750	—	60,075,750
Greece	—	10,710,830	—	10,710,830
Hong Kong	37,194	28,861,259	—	28,898,453
Italy	—	28,287,418	—	28,287,418
Japan	—	41,890,503	—	41,890,503
Macau	—	4,562,821	—	4,562,821
Netherlands	2,830,695	4,308,359	—	7,139,054
Russia	—	—	0	0
Singapore	—	1,250,146	—	1,250,146
South Korea	—	116,344,402	—	116,344,402
Spain	—	6,287,833	—	6,287,833
Switzerland	—	63,372,359	—	63,372,359
Taiwan	—	16,009,602	—	16,009,602
United Kingdom	—	164,712,699	—	164,712,699
United States	41,448,491	347,701	—	41,796,192
Total Common Stocks	85,338,149	743,447,278	0	828,785,427
Total Short-Term Investments*	—	8,602,499	—	8,602,499
Total Investments	$85,338,149	$752,049,777	$0	$837,387,926

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTI-84

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,718,897	$17,274,913
Baillie Gifford International Stock Portfolio (Class A) (b)	6,813,063	78,077,702
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,794,239	80,184,555
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,761,569	42,129,573
Brighthouse/Artisan International Portfolio (Class A) (a)	6,056,295	75,703,690
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	52,025	8,549,799
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	7,510,937	89,154,828
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,273,692	87,047,465
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	5,328,695	75,614,189
CBRE Global Real Estate Portfolio (Class A) (a)	4,936,085	53,013,556
Frontier Mid Cap Growth Portfolio (Class A) (b)	593,504	17,573,659
Harris Oakmark International Portfolio (Class A) (a)	6,614,151	97,161,875
Invesco Comstock Portfolio (Class A) (a)	8,415,840	106,207,905
Invesco Global Equity Portfolio (Class A) (a)	1,836,298	44,181,327
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	2,300,316	22,980,153
Jennison Growth Portfolio (Class A) (b)	6,850,646	106,596,058
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,786,395	31,792,769
Loomis Sayles Growth Portfolio (Class A) (a)	5,752,762	110,683,134
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	3,569,745	39,695,560
MFS Research International Portfolio (Class A) (a)	4,713,893	61,516,300
MFS Value Portfolio (Class A) (b)	8,270,576	110,329,482
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	843,345	$8,526,218
Neuberger Berman Genesis Portfolio (Class A) (b)	984,098	15,115,746
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	7,299,900	97,891,665
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	3,893,362	98,073,782
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,875,749	101,350,825
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,550,681	12,963,694
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,447,727	26,609,216
VanEck Global Natural Resources Portfolio (Class A) (b)	2,688,694	35,705,857
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	745,287	13,072,337
Total Investment Companies (Cost $1,636,931,018)		1,764,777,832
Total Investments—100.0% (Cost $1,636,931,018)		1,764,777,832
Other assets and liabilities (net)—0.0%		(646,959)
Net Assets—100.0%		$1,764,130,873

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
Allspring Mid Cap Value Portfolio (Class A)	$16,944,427	$3,478,537	$(980,056)	$(246,147)	$(1,921,848)	$17,274,913
Baillie Gifford International Stock Portfolio (Class A)	74,270,858	3,735,451	(9,036,845)	1,430,733	7,677,505	78,077,702
BlackRock Capital Appreciation Portfolio (Class A)	66,087,479	20,358,139	(7,170,207)	686,647	222,497	80,184,555
Brighthouse Small Cap Value Portfolio (Class A)	46,401,256	7,727,191	(3,105,874)	(405,011)	(8,487,989)	42,129,573
Brighthouse/Artisan International Portfolio (Class A)	71,987,145	13,202,322	(18,438,415)	3,656,384	5,296,254	75,703,690
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	8,489,999	1,896,358	(170,570)	(31,933)	(1,634,055)	8,549,799
Brighthouse/Dimensional International Small Company Portfolio (Class A)	82,903,847	7,746,031	(17,276,216)	(5,452,250)	21,233,416	89,154,828
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	84,244,079	12,999,521	(2,263,287)	(81,310)	(7,851,538)	87,047,465
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	74,016,963	13,437,470	(6,470,781)	517,643	(5,887,106)	75,614,189
CBRE Global Real Estate Portfolio (Class A)	48,268,431	3,088,299	(915,576)	(63,035)	2,635,437	53,013,556
Frontier Mid Cap Growth Portfolio (Class A)	17,096,123	1,403,952	(1,100,337)	(3,833)	177,754	17,573,659
Harris Oakmark International Portfolio (Class A)	88,897,770	5,658,979	(15,041,048)	637,979	17,008,195	97,161,875
Invesco Comstock Portfolio (Class A)	102,864,927	15,601,224	(9,586,421)	(1,200,748)	(1,471,077)	106,207,905
Invesco Global Equity Portfolio (Class A)	43,284,970	6,569,973	(3,728,186)	850,562	(2,795,992)	44,181,327
Invesco Small Cap Growth Portfolio (Class A)	26,387,232	78,831	(4,315,352)	(1,803,706)	2,633,148	22,980,153
Jennison Growth Portfolio (Class A)	105,497,998	17,807,722	(11,814,829)	135,031	(5,029,864)	106,596,058
JPMorgan Small Cap Value Portfolio (Class A)	30,255,582	4,188,077	(1,338,178)	(610,156)	(702,556)	31,792,769
Loomis Sayles Growth Portfolio (Class A)	110,642,377	14,176,729	(15,235,891)	4,028,123	(2,928,204)	110,683,134
Loomis Sayles Small Cap Growth Portfolio (Class A)	42,828,879	4,496,087	(4,498,618)	(1,817,545)	(1,313,243)	39,695,560
MFS Research International Portfolio (Class A)	57,118,617	4,832,228	(5,758,373)	897,038	4,426,790	61,516,300
MFS Value Portfolio (Class A)	105,899,998	15,833,372	(8,412,864)	(1,993,629)	(997,395)	110,329,482
Morgan Stanley Discovery Portfolio (Class A)	8,793,368	37,767	(2,435,497)	1,233,906	896,674	8,526,218
BHFTI-85

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
Neuberger Berman Genesis Portfolio (Class A)	$14,926,509	$2,558,072	$(20,300)	$(5,038)	$(2,343,497)	$15,115,746
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	45,203,251	54,457,882	(14,846,791)	708,769	12,368,554	97,891,665
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	45,147,972	932,980	(54,581,828)	(48,342)	8,549,218	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	96,521,795	12,976,107	(11,435,420)	1,906,349	(1,895,049)	98,073,782
T. Rowe Price Large Cap Value Portfolio (Class A)	96,950,034	13,711,351	(5,621,916)	(1,349,549)	(2,339,095)	101,350,825
T. Rowe Price Mid Cap Growth Portfolio (Class A)	12,888,557	1,801,247	(342,235)	(63,148)	(1,320,727)	12,963,694
T. Rowe Price Small Cap Growth Portfolio (Class A)	25,064,414	5,346,279	(764,620)	(92,249)	(2,944,608)	26,609,216
VanEck Global Natural Resources Portfolio (Class A)	31,575,405	3,213,520	(6,048,639)	1,388,711	5,576,860	35,705,857
Victory Sycamore Mid Cap Value Portfolio (Class A)	12,691,089	1,950,655	(225,519)	(26,546)	(1,317,342)	13,072,337
	$1,694,151,351	$275,302,353	$(242,980,689)	$2,783,700	$35,521,117	$1,764,777,832

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
Allspring Mid Cap Value Portfolio (Class A)	$2,830,071	$279,897	1,718,897
Baillie Gifford International Stock Portfolio (Class A)	3,170,038	536,061	6,813,063
BlackRock Capital Appreciation Portfolio (Class A)	10,052,025	—	1,794,239
Brighthouse Small Cap Value Portfolio (Class A)	6,315,751	667,789	3,761,569
Brighthouse/Artisan International Portfolio (Class A)	12,217,552	977,834	6,056,295
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	1,572,922	111,756	52,025
Brighthouse/Dimensional International Small Company Portfolio (Class A)	5,131,745	2,614,285	7,510,937
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	10,647,092	1,224,458	3,273,692
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	13,049,518	377,653	5,328,695
CBRE Global Real Estate Portfolio (Class A)	—	1,500,260	4,936,085
Frontier Mid Cap Growth Portfolio (Class A)	848,270	—	593,504
Harris Oakmark International Portfolio (Class A)	3,239,655	2,221,477	6,614,151
Invesco Comstock Portfolio (Class A)	12,657,405	2,193,749	8,415,840
Invesco Global Equity Portfolio (Class A)	6,497,225	62,612	1,836,298
Invesco Small Cap Growth Portfolio (Class A)	—	—	2,300,316
Jennison Growth Portfolio (Class A)	17,665,923	—	6,850,646
JPMorgan Small Cap Value Portfolio (Class A)	3,193,584	354,559	2,786,395
Loomis Sayles Growth Portfolio (Class A)	14,080,313	—	5,752,762
Loomis Sayles Small Cap Growth Portfolio (Class A)	4,403,400	—	3,569,745
MFS Research International Portfolio (Class A)	3,453,546	1,188,413	4,713,893
MFS Value Portfolio (Class A)	12,210,732	1,957,276	8,270,576
Morgan Stanley Discovery Portfolio (Class A)	—	—	843,345
Neuberger Berman Genesis Portfolio (Class A)	1,898,144	15,219	984,098
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	888,736	7,299,900
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	891,484	—
T. Rowe Price Large Cap Growth Portfolio (Class A)	12,864,449	—	3,893,362
T. Rowe Price Large Cap Value Portfolio (Class A)	9,248,093	1,999,111	3,875,749
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,751,221	—	1,550,681
T. Rowe Price Small Cap Growth Portfolio (Class A)	5,161,475	63,923	1,447,727
VanEck Global Natural Resources Portfolio (Class A)	605,472	1,140,746	2,688,694
Victory Sycamore Mid Cap Value Portfolio (Class A)	1,544,942	181,337	745,287
	$176,310,563	$21,448,635
BHFTI-86

Brighthouse Funds Trust I
Brighthouse Asset Allocation 100 Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,764,777,832	$—	$—	$1,764,777,832
Total Investments	$1,764,777,832	$—	$—	$1,764,777,832

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-87

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—69.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Mutual Funds — 69.4%
AB International Bond Portfolio (Class A) (a)	6,750,988	$52,792,724
Allspring Mid Cap Value Portfolio (Class A) (a)	7,153,775	71,895,441
Baillie Gifford International Stock Portfolio (Class A) (b)	11,974,706	137,230,134
BlackRock Bond Income Portfolio (Class A) (b)	4,087,280	370,920,650
BlackRock Capital Appreciation Portfolio (Class A) (b)	248,348	11,098,653
BlackRock High Yield Portfolio (Class A) (a)	6,530,325	48,977,436
Brighthouse Small Cap Value Portfolio (Class A) (a)	5,118,794	57,330,488
Brighthouse/Artisan International Portfolio (Class A) (a)	8,095,132	101,189,148
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	433,653	71,266,495
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	5,897,263	70,000,515
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	7,933,995	72,834,076
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	11,959,356	104,644,362
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	6,906,165	55,870,875
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	711,212	18,911,130
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	1,569,153	22,266,287
CBRE Global Real Estate Portfolio (Class A) (a)	4,154,390	44,618,152
Frontier Mid Cap Growth Portfolio (Class A) (b)	2,165,020	64,106,247
Harris Oakmark International Portfolio (Class A) (a)	13,025,921	191,350,780
Invesco Comstock Portfolio (Class A) (a)	428,610	5,409,052
Invesco Global Equity Portfolio (Class A) (a)	2,096,061	50,431,224
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	4,338,768	43,344,293
Jennison Growth Portfolio (Class A) (b)	1,026,471	15,971,885
JPMorgan Core Bond Portfolio (Class A) (a)	23,640,897	215,368,575
JPMorgan Small Cap Value Portfolio (Class A) (a)	3,798,000	43,335,176
Loomis Sayles Growth Portfolio (Class A) (a)	647,148	12,451,133
MFS Research International Portfolio (Class A) (a)	9,772,232	127,527,622
MFS Value Portfolio (Class A) (b)	1,174,185	15,663,633
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	2,365,848	23,918,722
Neuberger Berman Genesis Portfolio (Class A) (b)	2,171,766	33,358,323
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	9,495,169	97,610,337
PIMCO Total Return Portfolio (Class A) (a)	27,102,853	271,028,529
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	7,129,288	95,603,751
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	468,056	12,239,655
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,349,146	36,358,862
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	3,311,830	60,871,443
TCW Core Fixed Income Portfolio (Class A) (a)	34,122,035	297,885,362
VanEck Global Natural Resources Portfolio (Class A) (b)	5,316,382	70,601,557
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	14,495,123	153,068,504
Western Asset Management U.S. Government Portfolio (Class A) (b)	16,126,563	171,102,836
Total Investment Companies (Cost $3,475,446,190)		3,420,454,067

U.S. Treasury & Government Agencies—31.1%
Federal Agencies — 0.2%
Tennessee Valley Authority
4.250%, 09/15/65	10,000,000	8,279,390
Security Description	Principal Amount*	Value
U.S. Treasury — 30.9%
U.S. Treasury Bonds
1.375%, 08/15/50	287,600,000	$144,608,875
1.625%, 11/15/50	144,200,000	77,372,312
1.875%, 02/15/51	173,000,000	98,819,493
2.875%, 05/15/43	57,700,000	45,204,344
2.875%, 11/15/46	44,100,000	33,019,875
2.875%, 05/15/52	43,500,000	31,041,328
3.375%, 05/15/44	99,895,000	83,365,499
4.500%, 11/15/54	4,600,000	4,429,117
4.750%, 05/15/55 (d) (e)	114,800,000	115,158,750
U.S. Treasury Notes
0.375%, 09/30/27 (e)	159,500,000	149,624,707
0.750%, 05/31/26 (f)	167,400,000	164,042,192
1.625%, 09/30/26	118,900,000	116,493,204
3.500%, 01/31/28 (f)	75,000,000	74,800,781
3.500%, 04/30/30	17,200,000	17,034,719
3.750%, 05/31/30	138,000,000	138,097,031
3.875%, 05/31/27 (g)	2,400,000	2,408,344
3.875%, 08/15/34 (d)	54,100,000	53,271,594
4.000%, 05/31/30	6,400,000	6,475,000
4.125%, 10/31/27 (f) (g)	34,900,000	35,254,453
4.125%, 03/31/31	58,700,000	59,649,289
4.125%, 05/31/32	21,300,000	21,569,578
4.250%, 05/15/35 (d) (e)	54,000,000	54,497,812
		1,526,238,297
Total U.S. Treasury & Government Agencies (Cost $1,853,947,304)		1,534,517,687

Agency Sponsored Mortgage-Backed Securities—3.6%
Agency Mortgage-Backed Securities — 3.6%
Federal Home Loan Mortgage Corp.
4.000%, 05/01/48	4,050	3,881
4.000%, 03/01/50	67,026	64,337
4.000%, 05/01/50	25,130	23,867
5.000%, 08/01/53	25,896,548	25,739,433
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.176%, 11/25/28	1,203,570	1,194,071
Federal National Mortgage Association
2.920%, 03/01/35	2,950,000	2,529,022
3.000%, 12/01/51	25,948,072	22,867,007
3.180%, 07/01/35	2,329,990	2,100,154
4.000%, 08/01/47	18,214	17,512
4.000%, 06/01/48	78,452	75,376
4.000%, 11/01/48	4,438	4,265
4.000%, 03/01/49	795,986	762,287
4.000%, 08/01/49	111,012	106,145
4.000%, 03/01/50	16,752,630	15,904,335
4.000%, 07/01/50	3,405,701	3,270,117
Government National Mortgage Association, TBA
4.000%, TBA (h)	110,000,000	103,397,990
Total Agency Sponsored Mortgage-Backed Securities (Cost $179,519,177)		178,059,799

BHFTI-88

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—2.7%
Non-Agency Mortgage-Backed Securities—0.8%
Security Description	Principal Amount*	Value

Banks — 2.3%
Bank of America Corp.
5.468%, SOFR + 1.650%, 01/23/35 (i)	15,000,000	$15,663,466
Citigroup, Inc.
5.449%, SOFR + 1.447%, 06/11/35 (i)	10,000,000	10,369,780
Goldman Sachs Group, Inc.
5.016%, SOFR + 1.420%, 10/23/35 (i)	5,000,000	5,033,244
6.561%, SOFR + 1.950%, 10/24/34 (d) (i)	17,700,000	19,844,824
HSBC Holdings PLC
5.250%, 03/14/44	3,000,000	2,927,299
6.254%, SOFR + 2.390%, 03/09/34 (i)	9,000,000	9,802,014
JPMorgan Chase & Co.
4.946%, SOFR + 1.340%, 10/22/35 (i)	5,000,000	5,042,471
5.350%, SOFR + 1.845%, 06/01/34 (i)	10,600,000	11,044,747
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (i)	5,100,000	4,611,683
Morgan Stanley
5.320%, SOFR + 1.555%, 07/19/35 (i)	15,000,000	15,477,729
UBS Group AG
3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (i)	3,000,000	2,289,505
Wells Fargo & Co.
5.389%, SOFR + 2.020%, 04/24/34 (i)	8,800,000	9,143,734
		111,250,496
Commercial Services — 0.3%
Beignet Investor LLC
6.581%, 05/30/49 (144A)	14,000,000	14,000,000
Diversified Financial Services — 0.0%
Blackstone Holdings Finance Co. LLC
3.200%, 01/30/52 (144A)	1,300,000	884,107
Electric — 0.1%
MidAmerican Energy Co.
2.700%, 08/01/52	800,000	502,916
Pacific Gas & Electric Co.
6.150%, 03/01/55	2,300,000	2,313,085
		2,816,001
Food — 0.0%
Mars, Inc.
5.700%, 05/01/55 (144A)	500,000	506,473
Telecommunications — 0.0%
AT&T, Inc.
3.500%, 09/15/53	2,045,000	1,414,533
3.800%, 12/01/57	1,556,000	1,109,502
		2,524,035
Transportation — 0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	1,793,000	1,601,544
Total Corporate Bonds & Notes (Cost $132,689,632)		133,582,656

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 0.3%
Citigroup Mortgage Loan Trust, Inc.
3.000%, 11/27/51 (144A) (i)	17,443,650	$15,126,925
Commercial Mortgage-Backed Securities — 0.5%
Bank
4.493%, 06/15/55 (i)	15,000,000	14,718,351
BBCMS Mortgage Trust
2.299%, 02/15/54	11,400,000	10,204,092
		24,922,443
Total Non-Agency Mortgage-Backed Securities (Cost $42,007,272)		40,049,368

Municipals—0.1%
Los Angeles Community College District, General Obligation Unlimited
6.750%, 08/01/49	400,000	449,798
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,845,000	1,574,641
Total Municipals (Cost $2,474,821)		2,024,439

Short-Term Investments—0.3%
Repurchase Agreements—0.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $847,992; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $864,975	847,921	847,921
Goldman Sachs & Co.
Repurchase Agreement dated 09/30/25 at 4.250%, due on 10/01/25, with a maturity value of $14,101,665; collateralized by U.S. Government Agency Obligation at 5.500%, maturing 06/20/54, with a market value of $14,530,482	14,100,000	14,100,000
Total Short-Term Investments (Cost $14,947,921)		14,947,921
Total Investments—108.0% (Cost $5,701,032,317)		5,323,635,937
Other assets and liabilities (net)—(8.0)%		(393,795,446)
Net Assets—100.0%		$4,929,840,491

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2025, the market value of securities pledged was $106,652,004.
(e)	All or a portion of this security has been transferred in a secured borrowing transaction.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of
BHFTI-89

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
September 30, 2025, the market value of securities pledged was $127,230,922.
(g)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of September 30, 2025, the market value of securities pledged was $898,913.
(h)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(i)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$32,807,010, which is 0.7% of net assets.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount	Net Closing Amount
Barclays Bank PLC	4.000%	09/19/25	09/19/27	(7,664,125)	$(7,664,125)
Deutsche Bank Securities, Inc.	4.180%	10/01/25	10/03/25	(85,585,500)	(85,585,500)
Deutsche Bank Securities, Inc.	4.250%	09/24/25	10/01/25	(88,529,375)	(88,529,375)
Deutsche Bank Securities, Inc.	4.300%	09/26/25	10/03/25	(3,790,769)	(3,790,769)
Deutsche Bank Securities, Inc.	4.340%	09/26/25	10/01/25	(7,941,500)	(7,941,500)
Total					$(193,511,269)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments. Securities in the amount of $83,861,250, settling on October 1, 2025, have been pledged as collateral for reverse repurchase agreements and this collateral is not included in the Schedule of Investments. Additionally, securities in the amount of $431,026 have been received at the custodian bank as collateral for reverse repurchase agreements.
Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
AB International Bond Portfolio (Class A)	$63,601,851	$5,016,720	$(14,113,378)	$(3,130,061)	$1,417,592	$52,792,724
Allspring Mid Cap Value Portfolio (Class A)	74,588,505	13,519,283	(6,991,412)	362,872	(9,583,807)	71,895,441
Baillie Gifford International Stock Portfolio (Class A)	138,722,927	6,503,176	(24,891,456)	(1,260,791)	18,156,278	137,230,134
BlackRock Bond Income Portfolio (Class A)	370,757,916	23,284,500	(27,711,968)	(5,118,631)	9,708,833	370,920,650
BlackRock Capital Appreciation Portfolio (Class A)	10,981,271	1,590,976	(1,492,207)	557,219	(538,606)	11,098,653
BlackRock High Yield Portfolio (Class A)	50,984,808	3,843,577	(5,976,196)	209,571	(84,324)	48,977,436
Brighthouse Small Cap Value Portfolio (Class A)	60,031,517	12,076,499	(3,082,547)	225,562	(11,920,543)	57,330,488
Brighthouse/Artisan International Portfolio (Class A)	102,040,047	17,628,574	(31,095,523)	6,800,461	5,815,589	101,189,148
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	74,860,899	15,052,233	(4,515,855)	526,158	(14,656,940)	71,266,495
Brighthouse/Dimensional International Small Company Portfolio (Class A)	69,893,121	6,065,030	(18,839,000)	2,703,275	10,178,089	70,000,515
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	76,355,745	7,697,800	(6,941,458)	(157,330)	(4,120,681)	72,834,076
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	127,374,251	5,433,244	(27,631,211)	(2,902,157)	2,370,235	104,644,362
Brighthouse/Templeton International Bond Portfolio (Class A)	61,883,465	—	(14,983,927)	(4,700,105)	13,671,442	55,870,875
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	19,589,107	2,611,632	(1,563,858)	11,956	(1,737,707)	18,911,130
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	22,341,724	4,037,715	(2,492,091)	(482,759)	(1,138,302)	22,266,287
CBRE Global Real Estate Portfolio (Class A)	43,911,642	1,439,802	(2,990,731)	(182,500)	2,439,939	44,618,152
Frontier Mid Cap Growth Portfolio (Class A)	64,057,941	7,544,341	(8,256,001)	(3,095,777)	3,855,743	64,106,247
Harris Oakmark International Portfolio (Class A)	188,402,168	10,739,125	(44,149,588)	14,741,869	21,617,206	191,350,780
Invesco Comstock Portfolio (Class A)	5,498,606	767,612	(723,180)	139,752	(273,738)	5,409,052
Invesco Global Equity Portfolio (Class A)	50,435,835	7,621,572	(5,448,252)	989,568	(3,167,499)	50,431,224
Invesco Small Cap Growth Portfolio (Class A)	43,109,896	3,135,065	(5,164,527)	(2,270,271)	4,534,130	43,344,293
Jennison Growth Portfolio (Class A)	15,796,586	2,951,433	(2,035,617)	618,295	(1,358,812)	15,971,885
JPMorgan Core Bond Portfolio (Class A)	217,292,997	10,954,588	(16,805,145)	(2,402,143)	6,328,278	215,368,575
JPMorgan Small Cap Value Portfolio (Class A)	42,835,818	6,753,340	(4,301,255)	(136,139)	(1,816,588)	43,335,176
BHFTI-90

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
Loomis Sayles Growth Portfolio (Class A)	$12,315,507	$1,842,629	$(1,838,259)	$684,160	$(552,904)	$12,451,133
MFS Research International Portfolio (Class A)	127,420,935	9,646,682	(21,485,827)	4,618,529	7,327,303	127,527,622
MFS Value Portfolio (Class A)	15,917,260	2,041,006	(1,888,942)	87,885	(493,576)	15,663,633
Morgan Stanley Discovery Portfolio (Class A)	23,541,348	1,103,937	(6,712,274)	3,437,815	2,547,896	23,918,722
Neuberger Berman Genesis Portfolio (Class A)	33,782,403	5,787,803	(899,537)	(131,582)	(5,180,764)	33,358,323
PIMCO Inflation Protected Bond Portfolio (Class A)	101,813,215	2,968,616	(12,577,871)	(83,158)	5,489,535	97,610,337
PIMCO Total Return Portfolio (Class A)	279,941,180	17,903,532	(30,861,237)	(4,694,715)	8,739,769	271,028,529
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	43,705,597	61,773,423	(17,803,794)	4,089,228	3,839,297	95,603,751
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	48,421,084	941,786	(62,941,644)	154,033	13,424,741	—
T. Rowe Price Large Cap Value Portfolio (Class A)	12,302,327	1,488,538	(1,104,033)	162,373	(609,550)	12,239,655
T. Rowe Price Mid Cap Growth Portfolio (Class A)	37,400,067	5,754,243	(2,823,806)	(245,483)	(3,726,159)	36,358,862
T. Rowe Price Small Cap Growth Portfolio (Class A)	59,700,335	13,869,457	(5,361,856)	(876,838)	(6,459,655)	60,871,443
TCW Core Fixed Income Portfolio (Class A)	299,775,586	17,505,165	(24,117,960)	(4,156,200)	8,878,771	297,885,362
VanEck Global Natural Resources Portfolio (Class A)	67,527,138	4,719,511	(15,666,567)	7,388,337	6,633,138	70,601,557
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	167,761,339	11,872,177	(26,001,743)	(5,642,124)	5,078,855	153,068,504
Western Asset Management U.S. Government Portfolio (Class A)	178,326,466	9,452,519	(19,383,686)	(2,787,331)	5,494,868	171,102,836
	$3,505,000,430	$344,938,861	$(533,665,419)	$4,052,823	$100,127,372	$3,420,454,067

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
AB International Bond Portfolio (Class A)	$—	$5,016,720	6,750,988
Allspring Mid Cap Value Portfolio (Class A)	11,986,327	1,185,461	7,153,775
Baillie Gifford International Stock Portfolio (Class A)	5,562,538	940,638	11,974,706
BlackRock Bond Income Portfolio (Class A)	—	19,400,520	4,087,280
BlackRock Capital Appreciation Portfolio (Class A)	1,425,653	—	248,348
BlackRock High Yield Portfolio (Class A)	—	3,312,962	6,530,325
Brighthouse Small Cap Value Portfolio (Class A)	8,477,357	896,343	5,118,794
Brighthouse/Artisan International Portfolio (Class A)	16,322,222	1,306,352	8,095,132
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	13,375,905	950,354	433,653
Brighthouse/Dimensional International Small Company Portfolio (Class A)	4,018,083	2,046,948	5,897,263
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	6,611,057	7,933,995
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	5,433,244	11,959,356
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	6,906,165
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	2,342,262	269,370	711,212
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,910,483	113,169	1,569,153
CBRE Global Real Estate Portfolio (Class A)	—	1,276,873	4,154,390
Frontier Mid Cap Growth Portfolio (Class A)	3,169,047	—	2,165,020
Harris Oakmark International Portfolio (Class A)	6,370,667	4,368,457	13,025,921
Invesco Comstock Portfolio (Class A)	654,223	113,388	428,610
Invesco Global Equity Portfolio (Class A)	7,508,533	72,358	2,096,061
Invesco Small Cap Growth Portfolio (Class A)	—	—	4,338,768
Jennison Growth Portfolio (Class A)	2,710,043	—	1,026,471
JPMorgan Core Bond Portfolio (Class A)	—	8,837,499	23,640,897
JPMorgan Small Cap Value Portfolio (Class A)	4,573,819	507,796	3,798,000
Loomis Sayles Growth Portfolio (Class A)	1,613,647	—	647,148
MFS Research International Portfolio (Class A)	7,176,983	2,469,699	9,772,232
MFS Value Portfolio (Class A)	1,759,046	281,960	1,174,185
Morgan Stanley Discovery Portfolio (Class A)	—	—	2,365,848
Neuberger Berman Genesis Portfolio (Class A)	4,340,376	34,800	2,171,766
PIMCO Inflation Protected Bond Portfolio (Class A)	717,920	1,234,823	9,495,169
PIMCO Total Return Portfolio (Class A)	—	15,586,288	27,102,853
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	902,782	7,129,288
SSGA Emerging Markets Enhanced Index Portfolio II (Class A)	—	941,786	—
T. Rowe Price Large Cap Value Portfolio (Class A)	1,136,021	245,568	468,056
T. Rowe Price Mid Cap Growth Portfolio (Class A)	5,085,649	—	4,349,146
BHFTI-91

Brighthouse Funds Trust I
Brighthouse Balanced Plus Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
T. Rowe Price Small Cap Growth Portfolio (Class A)	$12,399,758	$153,566	3,311,830
TCW Core Fixed Income Portfolio (Class A)	—	13,696,061	34,122,035
VanEck Global Natural Resources Portfolio (Class A)	1,182,725	2,228,323	5,316,382
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	11,872,177	14,495,123
Western Asset Management U.S. Government Portfolio (Class A)	—	6,960,669	16,126,563
	$127,819,287	$119,268,011
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	12/19/25	5,783	USD	1,948,509,562	$23,684,571
U.S. Treasury Ultra Long Bond Futures	12/19/25	523	USD	62,792,688	1,723,081

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	12/31/25	(199)	USD	(41,471,289)	(62,116)
U.S. Treasury Note Ultra 10 Year Futures	12/19/25	(753)	USD	(86,653,828)	(912,370)
Net Unrealized Appreciation					$24,433,166
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$3,420,454,067	$—	$—	$3,420,454,067
Total U.S. Treasury & Government Agencies*	—	1,534,517,687	—	1,534,517,687
Total Agency Sponsored Mortgage-Backed Securities*	—	178,059,799	—	178,059,799
Total Corporate Bonds & Notes*	—	133,582,656	—	133,582,656
Total Non-Agency Mortgage-Backed Securities*	—	40,049,368	—	40,049,368
Total Municipals*	—	2,024,439	—	2,024,439
Total Short-Term Investments*	—	14,947,921	—	14,947,921
Total Investments	$3,420,454,067	$1,903,181,870	$—	$5,323,635,937
Reverse Repurchase Agreements (Liability)	$—	$(193,511,269)	$—	$(193,511,269)
Secured Borrowings (Liability)	$—	$(186,373,445)	$—	$(186,373,445)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$25,407,652	$—	$—	$25,407,652
Futures Contracts (Unrealized Depreciation)	(974,486)	—	—	(974,486)
Total Futures Contracts	$24,433,166	$—	$—	$24,433,166

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-92

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Automobile Components — 0.5%
Holley, Inc. (a)	1,189,595	$3,735,328
Banks — 11.9%
Associated Banc-Corp. (b)	219,691	5,648,256
BOK Financial Corp. (b)	36,318	4,047,278
Hancock Whitney Corp. (b)	241,132	15,097,275
Old National Bancorp (b)	333,841	7,327,810
Renasant Corp. (b)	240,470	8,870,938
Southstate Bank Corp.	153,063	15,133,339
UMB Financial Corp. (b)	217,421	25,731,775
Webster Financial Corp.	99,921	5,939,304
		87,795,975
Broadline Retail — 0.4%
Pattern Group, Inc. - Class A (a) (b)	224,836	3,080,253
Building Products — 5.0%
CSW Industrials, Inc. (b)	18,753	4,552,291
Janus International Group, Inc. (a)	410,135	4,048,032
Quanex Building Products Corp. (b)	370,852	5,273,515
Simpson Manufacturing Co., Inc. (b)	44,775	7,498,022
UFP Industries, Inc. (b)	162,272	15,170,809
		36,542,669
Capital Markets — 0.7%
GlassBridge Enterprises, Inc. (a)	572	17,160
Marex Group PLC	110,896	3,728,323
Westwood Holdings Group, Inc. (b)	64,638	1,065,881
		4,811,364
Chemicals — 9.0%
Avient Corp. (b)	476,642	15,705,354
Ecovyst, Inc. (a) (b)	611,589	5,357,520
Innospec, Inc.	286,143	22,078,794
Mativ Holdings, Inc.	524,112	5,927,707
Minerals Technologies, Inc.	66,291	4,117,997
NewMarket Corp. (b)	10,235	8,476,729
Quaker Chemical Corp.	37,470	4,936,672
		66,600,773
Commercial Services & Supplies — 1.1%
ACCO Brands Corp. (b)	1,004,161	4,006,603
Ennis, Inc. (b)	212,229	3,879,546
		7,886,149
Communications Equipment — 0.6%
CommScope Holding Co., Inc. (a)	292,434	4,526,878
Construction & Engineering — 0.3%
Legence Corp. - Class A (a)	73,022	2,249,808
Construction Materials — 3.4%
Eagle Materials, Inc.	86,759	20,218,318
Titan America SA (a) (b)	328,547	4,908,492
		25,126,810
Security Description	Shares	Value
Containers & Packaging — 4.4%
Myers Industries, Inc.	310,197	$5,254,737
Silgan Holdings, Inc. (b)	333,035	14,323,836
TriMas Corp. (b)	334,886	12,939,995
		32,518,568
Diversified Consumer Services — 0.5%
Matthews International Corp. - Class A (b)	142,239	3,453,563
Electrical Equipment — 0.6%
Atkore, Inc.	69,033	4,331,130
Electronic Equipment, Instruments & Components — 4.5%
Belden, Inc. (b)	117,832	14,171,655
Ingram Micro Holding Corp. (b)	136,421	2,931,687
Insight Enterprises, Inc. (a) (b)	23,153	2,625,782
Knowles Corp. (a)	165,312	3,853,423
Novanta, Inc. (a)	58,933	5,902,140
Sanmina Corp. (a)	31,068	3,576,237
		33,060,924
Energy Equipment & Services — 0.8%
Forum Energy Technologies, Inc. (a) (b)	38,336	1,023,954
Liberty Energy, Inc. (b)	231,349	2,854,847
Patterson-UTI Energy, Inc. (b)	449,789	2,329,907
		6,208,708
Financial Services — 1.2%
Compass Diversified Holdings	577,228	3,821,249
Euronet Worldwide, Inc. (a) (b)	58,244	5,114,406
		8,935,655
Food Products — 4.7%
J&J Snack Foods Corp. (b)	213,262	20,492,345
Nomad Foods Ltd.	663,978	8,731,311
Tootsie Roll Industries, Inc. (b)	131,387	5,507,743
		34,731,399
Gas Utilities — 0.6%
MDU Resources Group, Inc. (b)	268,986	4,790,641
Ground Transportation — 0.9%
Werner Enterprises, Inc.	258,040	6,791,613
Health Care Equipment & Supplies — 2.7%
CONMED Corp. (b)	37,381	1,758,028
Enovis Corp. (a) (b)	91,022	2,761,607
Globus Medical, Inc. - Class A (a) (b)	63,958	3,662,875
Haemonetics Corp. (a)	117,732	5,738,258
UFP Technologies, Inc. (a)	7,653	1,527,539
Varex Imaging Corp. (a)	346,253	4,293,537
		19,741,844
Health Care Providers & Services — 0.7%
Ardent Health, Inc. (a)	104,643	1,386,520
BHFTI-93

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Chemed Corp.	7,810	$3,496,849
		4,883,369
Hotels, Restaurants & Leisure — 2.6%
Boyd Gaming Corp. (b)	46,267	3,999,782
Denny's Corp. (a) (b)	741,470	3,877,888
Genius Sports Ltd. (a)	320,645	3,969,585
Pursuit Attractions & Hospitality, Inc. (a) (b)	201,376	7,285,784
		19,133,039
Household Durables — 0.4%
La-Z-Boy, Inc. (b)	95,521	3,278,281
Household Products — 1.4%
Central Garden & Pet Co. (Voting Shares) (a) (b)	77,122	2,518,033
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	275,102	8,123,762
		10,641,795
Insurance — 5.7%
Abacus Global Management, Inc. (a) (b)	200,100	1,146,573
CNO Financial Group, Inc.	138,862	5,491,992
Hanover Insurance Group, Inc.	61,656	11,198,580
Stewart Information Services Corp.	230,484	16,899,087
White Mountains Insurance Group Ltd. (b)	4,285	7,162,463
		41,898,695
Interactive Media & Services — 0.5%
Angi, Inc. (a)	34,489	560,791
IAC, Inc. (a)	86,115	2,933,938
		3,494,729
IT Services — 0.8%
Kyndryl Holdings, Inc. (a)	190,489	5,720,385
Leisure Products — 0.1%
Mattel, Inc. (a)	37,591	632,657
Life Sciences Tools & Services — 0.4%
Azenta, Inc. (a) (b)	103,396	2,969,533
Machinery — 13.8%
Alamo Group, Inc. (b)	75,846	14,479,001
Atmus Filtration Technologies, Inc.	145,147	6,544,678
Douglas Dynamics, Inc. (b)	332,594	10,396,889
Franklin Electric Co., Inc.	267,512	25,467,143
Gates Industrial Corp. PLC (a) (b)	220,793	5,480,082
Hillman Solutions Corp. (a) (b)	891,922	8,187,844
Mayville Engineering Co., Inc. (a)	266,449	3,666,338
Mueller Industries, Inc.	218,418	22,084,244
Standex International Corp. (b)	23,392	4,956,765
		101,262,984
Media — 0.2%
Thryv Holdings, Inc. (a) (b)	150,551	1,815,645
Security Description	Shares	Value
Mortgage Real Estate Investment Trusts — 2.4%
Adamas Trust, Inc. (b)	495,147	$3,451,175
AGNC Investment Corp. (b)	875,465	8,570,802
Two Harbors Investment Corp. (b)	569,174	5,617,747
		17,639,724
Oil, Gas & Consumable Fuels — 3.4%
Berry Corp.	347,023	1,311,747
Chord Energy Corp.	101,404	10,076,515
Magnolia Oil & Gas Corp. - Class A (b)	380,508	9,082,726
Northern Oil & Gas, Inc. (b)	171,866	4,262,277
		24,733,265
Pharmaceuticals — 2.1%
Perrigo Co. PLC (b)	157,693	3,511,823
Prestige Consumer Healthcare, Inc. (a) (b)	188,700	11,774,880
		15,286,703
Professional Services — 3.3%
Alight, Inc. - Class A	341,130	1,112,084
CBIZ, Inc. (a) (b)	86,983	4,606,620
Korn Ferry	190,935	13,361,631
Maximus, Inc.	56,803	5,190,090
		24,270,425
Retail REITs — 0.7%
Agree Realty Corp. (b)	73,127	5,194,942
Semiconductors & Semiconductor Equipment — 0.4%
Axcelis Technologies, Inc. (a) (b)	13,965	1,363,543
Diodes, Inc. (a) (b)	28,049	1,492,487
		2,856,030
Software — 0.9%
Progress Software Corp. (a)	135,596	5,956,732
Synchronoss Technologies, Inc. (a)	76,662	466,105
		6,422,837
Specialized REITs — 0.3%
Smartstop Self Storage REIT, Inc. (b)	61,491	2,314,521
Specialty Retail — 0.5%
Five Below, Inc. (a) (b)	21,598	3,341,211
Technology Hardware, Storage & Peripherals — 0.8%
Diebold Nixdorf, Inc. (a)	101,332	5,778,964
Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc. (a) (b)	11,429	954,893
Levi Strauss & Co. - Class A	174,250	4,060,025
Steven Madden Ltd. (b)	158,613	5,310,363
		10,325,281
BHFTI-94

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Trading Companies & Distributors — 0.4%
Custom Truck One Source, Inc. (a) (b)	474,591	$3,046,874
Total Common Stocks (Cost $689,567,391)		713,861,941

Escrow Shares—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Tontine Holdings Ltd. (a) (c) (d) (Cost $0)	140,969	0

Rights—0.0%
Special Purpose Acquisition Companies — 0.0%
Pershing Square Holdings Ltd. (a) (Cost $0)	35,242	0

Short-Term Investments—2.8%
Repurchase Agreement—2.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $20,579,322; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/27, with a market value of $20,989,252	20,577,607	20,577,607
Total Short-Term Investments (Cost $20,577,607)		20,577,607

Securities Lending Reinvestments (e)—13.2%
Short-Term Investment Funds—0.1%
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.050% (f)	1,000,000	1,000,000

Certificates of Deposit—0.8%
Bank of Montreal
Zero Coupon, 10/24/25	1,000,000	997,280
4.500%, SOFR + 0.370%, 08/07/26 (g)	1,000,000	1,000,252
4.510%, SOFR + 0.350%, 05/14/26 (g)	2,000,000	1,999,997
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (g)	1,000,000	1,000,055
Standard Chartered Bank
4.390%, SOFR + 0.260%, 02/06/26 (g)	1,000,000	1,000,174
		5,997,758
Commercial Paper—0.8%
Ionic Funding LLC
4.130%, 10/02/25	2,500,000	2,499,398
Old Line Funding LLC
4.310%, SOFR + 0.150%, 10/06/25 (g)	1,000,000	999,999
Salisbury Receivables Co. LLC
4.150%, 12/11/25	1,000,000	991,606
4.180%, 12/08/25	1,000,000	991,950
		5,482,953
Security Description	Principal Amount*	Value
Repurchase Agreements—9.6%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	$2,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $2,000,234; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $6,000,712; collateralized by various Common Stock with an aggregate market value of $6,674,015	6,000,000	6,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $1,011,541; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $1,114,015	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $2,000,232; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $2,400,277; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $2,448,000	2,400,000	2,400,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $4,530,377; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $4,620,447	4,529,850	4,529,850
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $6,000,713; collateralized by various Common Stock with an aggregate market value of $6,690,565	6,000,000	6,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $4,000,476; collateralized by various Common Stock with an aggregate market value of $4,460,377	4,000,000	4,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $14,011,706; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $15,570,630	14,000,000	14,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $3,012,717; collateralized by various Common Stock with an aggregate market value of $3,333,737	3,000,000	3,000,000
BHFTI-95

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $2,500,284; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $2,550,000	2,500,000	$2,500,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $5,000,592; collateralized by various Common Stock with an aggregate market value of $5,562,210	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $16,001,862; collateralized by various Common Stock with an aggregate market value of $17,602,049	16,000,000	16,000,000
		70,429,850
Time Deposits—1.9%
Banco Santander SA
4.090%, 10/01/25	1,000,000	1,000,000
Canadian Imperial Bank
4.060%, 10/01/25	2,000,000	2,000,000
DNB Bank ASA
4.040%, 10/01/25	2,000,000	2,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	2,000,000	2,000,000
National Bank of Canada
4.160%, OBFR + 0.070% 10/07/25 (g)	2,000,000	2,000,000
Nordea Bank Abp
4.060%, 10/01/25	1,000,000	1,000,000
Skandinaviska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
Svenska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
		14,000,000
Total Securities Lending Reinvestments (Cost $96,910,693)		96,910,561
Total Investments—113.0% (Cost $807,055,691)		831,350,109
Other assets and liabilities (net)—(13.0)%		(95,402,198)
Net Assets—100.0%		$735,947,911

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $160,972,538 and the collateral received consisted of cash in the amount of $96,897,525 and non-cash collateral with a value of $67,508,983. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(g)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-96

Brighthouse Funds Trust I
Brighthouse Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$713,861,941	$—	$—	$713,861,941
Total Escrow Shares*	—	—	0	0
Total Rights*	—	0	—	0
Total Short-Term Investments*	—	20,577,607	—	20,577,607
Securities Lending Reinvestments
Short-Term Investment Funds	1,000,000	—	—	1,000,000
Certificates of Deposit	—	5,997,758	—	5,997,758
Commercial Paper	—	5,482,953	—	5,482,953
Repurchase Agreements	—	70,429,850	—	70,429,850
Time Deposits	—	14,000,000	—	14,000,000
Total Securities Lending Reinvestments	1,000,000	95,910,561	—	96,910,561
Total Investments	$714,861,941	$116,488,168	$0	$831,350,109
Collateral for Securities Loaned (Liability)	$—	$(96,897,525)	$—	$(96,897,525)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTI-97

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (a)—91.1% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.5%
Neptune Bidco U.S., Inc.
2022 USD Term Loan B, 9.429%, 3M TSFR + 5.000%, 04/11/29	1,358,526	$1,296,118
Planet U.S. Buyer LLC
2024 Term Loan B, 7.198%, 3M TSFR + 3.000%, 02/07/31	1,209,687	1,218,004
		2,514,122
Aerospace/Defense — 1.5%
Air Comm Corp. LLC
2025 Delayed Draw Term Loan, 12/11/31 (b)	68,077	68,332
2025 Term Loan, 6.740% - 7.058%, 3M TSFR + 2.750%, 12/11/31 (c)	1,400,010	1,405,261
Kaman Corp.
2025 Delayed Draw Term Loan, 6.828%, 3M TSFR + 2.500%, 02/26/32 (b)	128,956	128,714
2025 Term Loan B, 6.544% - 6.699%, 3M TSFR + 2.500%, 6M TSFR + 2.500%, 02/26/32 (c)	1,367,263	1,364,699
Novaria Holdings LLC
2024 Term Loan B, 7.413%, 1M TSFR + 3.250%, 06/06/31	198,006	198,563
TransDigm, Inc.
2023 Term Loan J, 6.502%, 3M TSFR + 2.500%, 02/28/31	3,026,720	3,027,603
2025 Term Loan K, 6.252%, 3M TSFR + 2.250%, 03/22/30	1,589,178	1,588,806
		7,781,978
Agriculture — 0.2%
A-AG U.S. GSI Bidco, Inc.
Term Loan B, 9.002%, 3M TSFR + 5.000%, 10/31/31	497,500	495,013
Alltech, Inc.
2025 Term Loan, 8.528%, 1M TSFR + 4.250%, 08/13/30	479,863	481,662
		976,675
Airlines — 0.6%
American Airlines, Inc.
2025 Term Loan, 6.575%, 3M TSFR + 2.250%, 04/20/28	648,375	648,201
Vista Management Holding, Inc.
2025 Term Loan B, 8.041%, 3M TSFR + 3.750%, 04/01/31	1,044,500	1,051,464
WestJet Loyalty LP
Term Loan B, 7.252%, 3M TSFR + 3.250%, 02/14/31	1,483,734	1,487,289
		3,186,954
Apparel — 1.2%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.413%, 1M TSFR + 2.250%, 12/21/28	1,240,412	1,240,670
2025 Delayed Draw Term Loan, 6.413%, 1M TSFR + 2.250%, 02/13/32	572,125	571,588
Beach Acquisition Bidco LLC
USD Term Loan B, 7.308%, 3M TSFR + 3.250%, 09/12/32	1,000,000	1,006,250
Hanesbrands, Inc.
2025 Term Loan B, 6.913%, 1M TSFR + 2.750%, 03/07/32	1,838,940	1,850,433
Varsity Brands, Inc.
2025 1st Lien Term Loan, 7.026%, 3M TSFR + 3.000%, 08/26/31	1,492,500	1,495,299
		6,164,240
Security Description	Principal Amount*	Value
Auto Parts & Equipment — 1.1%
Adient U.S. LLC
2024 Term Loan B2, 6.413%, 1M TSFR + 2.250%, 01/31/31	661,427	$662,549
Autokiniton U.S. Holdings, Inc.
2024 Term Loan B, 8.278%, 1M TSFR + 4.000%, 04/06/28	673,998	667,820
Clarios Global LP
2024 USD Term Loan B, 6.663%, 1M TSFR + 2.500%, 05/06/30	2,301,794	2,303,711
DexKo Global, Inc.
2021 USD Term Loan B, 8.028%, 1M TSFR + 3.750%, 10/04/28	419,663	413,368
First Brands Group LLC
2022 Incremental Term Loan, 9.570%, 3M TSFR + 5.000%, 03/30/27	1,300,000	476,667
Garrett LX I SARL
2025 USD Term Loan B, 6.308%, 3M TSFR + 2.000%, 01/30/32	637,124	638,717
RealTruck Group, Inc.
2023 Incremental Term Loan, 9.278%, 1M TSFR + 5.000%, 01/31/28	689,500	645,257
		5,808,089
Banks — 0.2%
Armor Holding II LLC
2025 Add-on Term Loan, 7.916%, 6M TSFR + 3.750%, 12/11/28	198,995	199,451
Walker & Dunlop, Inc.
2025 Term Loan B, 6.136%, 1M TSFR + 2.000%, 03/14/32	671,625	673,304
		872,755
Beverages — 1.1%
Arterra Wines Canada, Inc.
2020 Term Loan, 7.763%, 3M TSFR + 3.500%, 11/24/27	879,963	858,698
City Brewing Co. LLC
2025 PIK First Out Term Loan, 11.198%, 3M TSFR + 7.000%, 09/30/30	125,301	93,976
Primo Brands Corp.
2025 Term Loan B, 6.252%, 3M TSFR + 2.250%, 03/31/28	3,993,373	3,997,294
Sazerac Co., Inc.
Term Loan B, 6.700%, 1M TSFR + 2.500%, 07/09/32	900,000	906,469
		5,856,437
Building Materials — 2.8%
ACProducts, Inc.
2021 Term Loan B, 8.513%, 3M TSFR + 4.250%, 05/17/28	1,120,072	940,860
Chamberlain Group, Inc.
2025 Term Loan B, 7.163%, 1M TSFR + 3.000%, 09/08/32	1,949,061	1,952,242
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.650%, 1M TSFR + 4.500%, 05/15/31	1,930,500	1,768,821
EMRLD Borrower LP
2024 Term Loan B, 6.122%, 6M TSFR + 2.250%, 08/04/31	542,023	540,583
Icebox Holdco III, Inc.
2021 1st Lien Term Loan, 7.252%, 3M TSFR + 3.250%, 12/22/31	885,818	892,462
Knife River Holdco
Term Loan, 6.123%, 3M TSFR + 2.000%, 03/08/32	223,875	224,715
BHFTI-98

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Building Materials—(Continued)
MI Windows & Doors LLC
2024 Term Loan B2, 6.913%, 1M TSFR + 2.750%, 03/28/31	765,332	$768,885
Oscar AcquisitionCo LLC
Term Loan B, 8.252%, 3M TSFR + 4.250%, 04/29/29	805,021	754,875
PHRG Intermediate LLC
2025 Term Loan B, 8.002%, 1M TSFR + 4.000%, 02/20/32	897,750	896,628
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.413%, 1M TSFR + 2.250%, 03/19/29	706,714	707,818
2025 Term Loan B, 6.413%, 1M TSFR + 2.250%, 02/10/32	1,592,000	1,593,194
2025 Term Loan B1, 6.413%, 1M TSFR + 2.250%, 04/14/31	4,066,139	4,069,668
		15,110,751
Chemicals — 2.9%
A-AP Buyer, Inc.
Term Loan B, 6.752%, 3M TSFR + 2.750%, 09/09/31	471,438	474,089
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B7, 5.752%, 3M TSFR + 1.750%, 12/20/29	1,301,481	1,308,802
Discovery Purchaser Corp.
Term Loan, 8.082%, 3M TSFR + 3.750%, 10/04/29	1,589,034	1,583,288
ECO Services Operations Corp.
2024 Term Loan B, 6.308%, 3M TSFR + 2.000%, 06/12/31	724,578	724,215
INEOS U.S. Finance LLC
2023 USD Term Loan B, 7.413%, 1M TSFR + 3.250%, 02/18/30	2,718,050	2,490,414
2024 USD 1st Lien Term Loan B, 7.163%, 1M TSFR + 3.000%, 02/07/31	1,014,567	921,354
Lonza Group AG
USD Term Loan B, 8.027%, 3M TSFR + 3.925%, 07/03/28	1,058,773	957,131
Momentive Performance Materials, Inc.
2023 Term Loan, 8.163%, 1M TSFR + 4.000%, 03/29/28	1,931,052	1,935,879
Natgasoline LLC
2025 Term Loan B, 9.502%, 3M TSFR + 5.500%, 03/29/30	493,750	494,984
Nouryon Finance BV
2024 USD Term Loan B1, 7.500%, 1M TSFR + 3.250%, 04/03/28	741,397	742,015
2024 USD Term Loan B2, 7.424%, 1M TSFR + 3.250%, 04/03/28	663,251	664,909
Paint Intermediate III LLC
2024 Term Loan B, 7.242%, 3M TSFR + 3.000%, 10/09/31	522,375	522,049
PMHC II, Inc.
2022 Term Loan B, 8.728%, 3M TSFR + 4.250%, 04/23/29	797,402	645,611
Tronox Finance LLC
2024 1st Lien Term Loan B, 6.502% - 6.663%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 09/30/31 (c)	1,764,665	1,529,965
W.R. Grace & Co.-Conn.
2025 Term Loan B, 7.002%, 1M TSFR + 3.000%, 08/19/32	600,000	601,875
		15,596,580
Coal — 0.1%
Oxbow Carbon LLC
2023 Term Loan B, 7.663%, 1M TSFR + 3.500%, 05/10/30	530,814	529,487
Commercial Services — 9.6%
AEA International Holdings Luxembourg SARL
2024 USD Term Loan B, 6.752%, 3M TSFR + 2.750%, 09/07/28	2,242,919	2,256,937
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Albion Financing 3 SARL
2025 USD Term Loan, 7.215%, 3M TSFR + 3.000%, 05/21/31	1,938,672	$1,947,153
AlixPartners LLP
2025 USD Term Loan, 08/12/32 (d)	500,000	497,187
Allied Universal Holdco LLC
2025 USD Term Loan B, 08/20/32 (d)	2,000,000	2,009,204
Amspec Parent LLC
2025 Delayed Draw Term Loan, 7.502%, 3M TSFR + 3.500%, 12/22/31 (b)	146,520	147,390
2025 Term Loan, 7.502%, 3M TSFR + 3.500%, 12/22/31	950,950	956,597
APFS Staffing Holdings, Inc.
2021 Term Loan, 8.413%, 1M TSFR + 4.250%, 12/29/28	264,643	235,642
Astro Acquisition LLC
2025 Term Loan B, 7.122%, 6M TSFR + 3.250%, 08/30/32	600,000	603,375
Avis Budget Car Rental LLC
2025 Term Loan B, 6.663%, 1M TSFR + 2.500%, 07/16/32	299,250	299,250
Belfor Holdings, Inc.
2025 USD Term Loan B, 6.913%, 1M TSFR + 2.750%, 11/01/30	542,946	544,982
Camelot U.S. Acquisition LLC
2024 Term Loan B, 6.913%, 1M TSFR + 2.750%, 01/31/31	1,490,387	1,483,245
CCRR Parent, Inc.
Term Loan B, 8.710%, 3M TSFR + 4.250%, 03/06/28	1,476,231	509,300
Citrin Cooperman Advisors LLC
2025 Delayed Draw Term Loan, 04/01/32 (b)	77,273	77,080
2025 Term Loan B, 7.002%, 3M TSFR + 3.000%, 04/01/32	1,197,727	1,194,733
CohnReznick LLP
Delayed Draw Term Loan, 03/31/32 (b)	173,872	174,307
Term Loan, 7.502%, 3M TSFR + 4.000%, 03/31/32	749,758	751,632
Corp. Service Co.
Term Loan B, 6.163%, 1M TSFR + 2.000%, 11/02/29	513,172	509,483
Creative Artists Agency LLC
2025 Repriced Term Loan B, 6.663%, 1M TSFR + 2.500%, 10/01/31	1,694,000	1,697,883
EAB Global, Inc.
2021 Term Loan, 7.163%, 1M TSFR + 3.000%, 08/16/30	931,882	910,040
Employbridge Holding Co.
2025 First Out Term Loan, 9.502%, 3M TSFR + 5.500%, 01/19/30	936,160	589,781
2025 Second Out Term Loan, 9.013%, 3M TSFR + 4.750%, 01/19/30	1,474,574	243,305
Ensemble RCM LLC
2024 Term Loan B, 7.308%, 3M TSFR + 3.000%, 08/01/29	2,407,231	2,415,613
First Advantage Holdings LLC
2025 Repriced Term Loan B, 6.913%, 1M TSFR + 2.750%, 10/31/31	1,566,709	1,533,417
Foundational Education Group, Inc.
1st Lien Term Loan, 8.528%, 1M TSFR + 4.250%, 08/31/28	577,500	515,419
Fugue Finance BV
2025 Repriced Term Loan, 01/09/32 (d)	500,000	501,094
Garda World Security Corp.
2025 Term Loan B, 7.174%, 1M TSFR + 3.000%, 02/01/29	2,264,385	2,268,631
Grant Thornton Advisors LLC
2025 Term Loan B, 6.663%, 1M TSFR + 2.500%, 06/02/31	2,178,689	2,166,887
Herc Holdings, Inc.
Term Loan B, 6.255%, 1M TSFR + 2.000%, 06/02/32	350,000	352,187
BHFTI-99

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Hertz Corp.
2021 Term Loan B, 8.070%, 3M TSFR + 3.500%, 06/30/28	201,394	$182,010
2021 Term Loan C, 8.070%, 3M TSFR + 3.500%, 06/30/28	39,640	35,824
2023 Incremental Term Loan B, 8.064%, 3M TSFR + 3.750%, 06/30/28	530,276	475,922
KUEHG Corp.
2025 Term Loan, 6.752%, 3M TSFR + 2.750%, 06/12/30	1,322,515	1,323,136
Lernen Bidco Ltd.
2025 USD Term Loan B3A, 7.863%, 3M TSFR + 3.500%, 10/27/31	521,072	524,980
Mavis Tire Express Services Corp.
2025 Repriced Term Loan, 7.199%, 3M TSFR + 3.000%, 05/04/28	997,494	997,850
Monitronics International, Inc.
2023 Exit Term Loan, 11.763%, 3M TSFR + 7.500%, 06/30/28	773,665	777,534
NAB Holdings LLC
2025 Repriced Term Loan B, 6.502%, 3M TSFR + 2.500%, 11/23/28	3,410,716	3,302,709
Nuvei Technologies Corp.
2025 Repriced Term Loan B, 6.913%, 1M TSFR + 2.750%, 11/17/31	1,519,878	1,521,913
PG Investment Co. 59 SARL
Term Loan B, 6.913%, 3M TSFR + 2.750%, 03/26/31	1,386,833	1,393,334
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, 6.129%, 6M TSFR + 2.000%, 10/13/30	915,767	914,950
Raven Acquisition Holdings LLC
Delayed Draw Term Loan, 11/19/31 (b)	138,411	138,606
Term Loan B, 7.163%, 1M TSFR + 3.000%, 11/19/31	1,928,069	1,930,780
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 9.808%, 3M TSFR + 5.500%, 03/29/30	1,296,161	1,195,709
Shift4 Payments LLC
2025 Term Loan, 6.502%, 3M TSFR + 2.750%, 06/30/32	225,000	227,109
Spin Holdco, Inc.
2021 Term Loan, 8.393%, 3M TSFR + 4.000%, 03/04/28	2,042,354	1,725,152
Spring Education Group, Inc.
Term Loan, 7.252%, 3M TSFR + 3.250%, 10/04/30	343,875	345,738
Stepstone Group MidCo 2 GmbH
USD Term Loan B, 8.608%, 3M TSFR + 4.500%, 12/19/31	748,125	714,459
TMF Group Holding BV
2025 USD Term Loan B, 7.036%, 3M TSFR + 2.750%, 05/03/28	393,040	394,023
Trans Union LLC
2024 Term Loan B9, 5.913%, 1M TSFR + 1.750%, 06/24/31	1,625,940	1,627,100
TTF Holdings LLC
2024 Term Loan, 7.794%, 6M TSFR + 3.750%, 07/18/31	293,726	279,039
Vaco Holdings LLC
2022 Term Loan, 9.152%, 3M TSFR + 5.000%, 01/21/29	728,471	628,913
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.663%, 1M TSFR + 2.500%, 01/30/31	1,651,593	1,647,335
WEX, Inc.
2024 Term Loan B2, 5.913%, 1M TSFR + 1.750%, 03/31/28	915,087	914,992
		50,610,871
Security Description	Principal Amount*	Value
Computers — 3.0%
Clover Holdings 2 LLC
Term Loan B, 7.942%, 1M TSFR + 3.750%, 12/09/31	2,244,375	$2,248,116
Foundever Worldwide Corp.
2021 USD Term Loan, 8.028%, 1M TSFR + 3.750%, 08/28/28	1,495,169	765,526
Imprivata, Inc.
2025 Term Loan B, 7.002%, 3M TSFR + 3.000%, 12/01/27	2,043,273	2,054,000
McAfee LLC
2024 USD 1st Lien Term Loan B, 7.223%, 1M TSFR + 3.000%, 03/01/29	1,484,193	1,422,351
NCR Atleos LLC
2025 Term Loan B, 7.026%, 3M TSFR + 3.000%, 04/16/29	992,000	994,790
Nielsen Consumer, Inc.
2025 USD 1st Lien Term Loan, 6.663%, 1M TSFR + 2.500%, 10/31/30	1,122,187	1,120,785
Synechron, Inc.
Term Loan B, 8.058%, 3M TSFR + 3.750%, 10/03/31	870,625	869,537
Tempo Acquisition LLC
2025 Repriced Term Loan B, 5.913%, 1M TSFR + 1.750%, 08/31/28	1,228,455	1,204,269
Verifone Systems, Inc.
2025 Term Loan, 9.820%, 3M TSFR + 5.250%, 08/18/28	587,694	569,769
Veritas U.S., Inc.
2024 Priority Term Loan, 12.002%, 3M TSFR + 8.000%, 4.500% PIK, 12/09/29 (e)	496,084	503,526
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.570%, 3M TSFR + 4.000%, 04/24/28	1,413,005	1,365,905
X Corp.
Term Loan, 10.958%, 3M TSFR + 6.500%, 10/26/29	2,701,246	2,653,974
		15,772,548
Cosmetics/Personal Care — 0.8%
Conair Holdings LLC
Term Loan B, 8.028%, 1M TSFR + 3.750%, 05/17/28	1,879,734	1,195,981
Journey Personal Care Corp.
2024 Term Loan B, 7.913%, 1M TSFR + 3.750%, 03/01/28	1,018,760	1,013,029
Opal Bidco SAS
USD Term Loan B, 04/28/32 (d)	2,000,000	2,008,750
		4,217,760
Distribution/Wholesale — 2.0%
Core & Main LP
2024 Term Loan D, 6.166%, 1M TSFR + 2.000%, 07/27/28	1,904,982	1,910,339
2024 Term Loan E, 6.166%, 1M TSFR + 2.000%, 02/09/31	592,709	592,893
Gates Global LLC
2024 Term Loan B5, 5.913%, 1M TSFR + 1.750%, 06/04/31	2,272,025	2,271,671
Gloves Buyer, Inc.
2025 Term Loan, 8.163%, 1M TSFR + 4.000%, 05/21/32	1,950,000	1,898,812
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, 7.002%, 3M TSFR + 3.000%, 06/20/31	2,619,508	2,596,860
Windsor Holdings III LLC
2025 USD Term Loan B, 6.916%, 1M TSFR + 2.750%, 08/01/30	1,176,479	1,176,479
		10,447,054
BHFTI-100

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services — 5.3%
Accelya Lux Finco SARL
2025 Term Loan B, 09/05/32 (d)	711,000	$700,335
Advisor Group, Inc.
2025 Term Loan, 7.163%, 1M TSFR + 3.000%, 07/30/32	882,897	883,529
Allspring Buyer LLC
2024 Term Loan B, 11/01/30 (d)	1,300,000	1,303,792
Aretec Group, Inc.
2024 1st Lien Term Loan B, 7.663%, 1M TSFR + 3.500%, 08/09/30	2,302,471	2,305,080
Astra Acquisition Corp.
2024 New Money Term Loan A, 02/25/28 (f)	674,962	187,864
2024 Term Loan B, 10/25/28 (f)	948,151	14,270
Avolon TLB Borrower 1 U.S. LLC
2023 Term Loan B6, 5.885%, 1M TSFR + 1.750%, 06/24/30	1,030,052	1,031,867
Citco Funding LLC
2024 Term Loan B, 6.806%, 3M TSFR + 2.750%, 04/27/28	759,552	762,242
CPI Holdco B LLC
2024 Term Loan, 6.163%, 1M TSFR + 2.000%, 05/19/31	2,202,750	2,202,578
Edelman Financial Center LLC
2024 Term Loan, 7.163%, 1M TSFR + 3.000%, 04/07/28	1,683,647	1,686,410
Fiserv Investment Solutions, Inc.
2020 Term Loan B, 8.204%, 3M TSFR + 4.000%, 02/18/27	473,750	471,973
Focus Financial Partners LLC
2025 Incremental Term Loan B, 6.913%, 1M TSFR + 2.750%, 09/15/31	2,462,638	2,465,472
Guggenheim Partners LLC
2024 Term Loan B, 6.502%, 3M TSFR + 2.500%, 11/26/31	2,919,284	2,932,056
HighTower Holdings LLC
2025 1st Lien Term Loan B, 7.071%, 3M TSFR + 2.750%, 02/03/32	2,216,943	2,216,943
Kestra Advisor Services Holdings A, Inc.
2024 Repriced Term Loan, 7.163%, 1M TSFR + 3.000%, 03/22/31	818,345	819,522
Mariner Wealth Advisors LLC
2025 Term Loan, 6.502%, 3M TSFR + 2.500%, 12/31/30	1,506,108	1,512,069
Mermaid Bidco, Inc.
2024 USD Term Loan B, 7.571%, 3M TSFR + 3.250%, 07/03/31	1,988,552	1,988,553
OID-OL Intermediate I LLC
Term Loan 1, 10.308%, 3M TSFR + 6.000%, 02/01/29	109,739	113,625
Term Loan 2, 8.708%, 3M TSFR + 4.250%, 02/01/29	449,604	377,667
Orion Advisor Solutions, Inc.
2025 Repriced Term Loan, 7.569%, 3M TSFR + 3.250%, 09/24/30	618,762	621,565
Orion U.S. Finco, Inc.
1st Lien Term Loan, 05/20/32 (d)	675,000	679,149
Pretzel Parent, Inc.
2024 Term Loan B, 8.663%, 1M TSFR + 4.500%, 10/01/31	970,125	971,338
Saphilux SARL
2025 USD Repriced Term Loan, 07/18/28 (d)	1,000,000	1,004,375
Victory Capital Holdings, Inc.
2025 Term Loan, 09/11/32 (d)	1,000,000	998,958
		28,251,232
Electric — 2.0%
Calpine Corp.
2024 Term Loan B5, 5.913%, 1M TSFR + 1.750%, 02/15/32	1,424,263	1,424,396
Security Description	Principal Amount*	Value
Electric—(Continued)
Invenergy Thermal Operating I LLC
2025 Term Loan B, 7.734%, 3M TSFR + 3.500%, 05/17/32	1,244,412	$1,256,337
2025 Term Loan C, 7.740%, 3M TSFR + 3.500%, 05/17/32	89,062	89,953
Kohler Energy Co. LLC
USD Term Loan B, 7.752%, 3M TSFR + 3.750%, 05/01/31	2,129,581	2,135,569
Lightning Power LLC
Term Loan B, 6.252%, 3M TSFR + 2.250%, 08/18/31	1,980,000	1,980,707
MRP Buyer LLC
Delayed Draw Term Loan, 7.252%, 3M TSFR + 3.250%, 06/04/32 (b)	220,161	216,859
Term Loan, 7.252%, 3M TSFR + 3.250%, 06/04/32	1,729,839	1,703,891
Talen Energy Supply LLC
2024-1 Incremental Term Loan, 6.733%, 3M TSFR + 2.500%, 12/15/31	1,985,000	1,990,459
		10,798,171
Electrical Components & Equipment — 0.7%
Creation Technologies, Inc.
2021 Term Loan, 10.047%, 3M TSFR + 5.500%, 10/05/28	1,064,250	1,057,599
Energizer Holdings, Inc.
2025 Term Loan B, 6.135%, 1M TSFR + 2.000%, 03/19/32	1,745,625	1,749,989
Range Red Operating, Inc.
First Out Term Loan, 12.401%, 3M TSFR + 8.000%, 10/01/29 (g) (h)	197,753	199,414
Second Out Term Loan, 12.401%, 3M TSFR + 8.000%, 10/01/29 (g) (h)	829,545	836,513
		3,843,515
Electronics — 0.7%
LSF12 Crown U.S. Commercial Bidco LLC
2025 Term Loan B, 7.663%, 1M TSFR + 3.500%, 12/02/31	2,044,875	2,050,413
MV Holding GmbH
2025 USD Term Loan B, 6.413%, 1M TSFR + 2.250%, 03/17/32	573,563	574,996
Spectris PLC
USD Term Loan, 09/24/32 (d)	400,000	401,250
TTM Technologies, Inc.
2024 Term Loan B, 6.530%, 1M TSFR + 2.250%, 05/30/30	514,552	517,447
		3,544,106
Engineering & Construction — 2.0%
Apple Bidco LLC
2025 Term Loan, 6.663%, 1M TSFR + 2.500%, 09/23/31	2,148,337	2,150,638
Artera Services LLC
2024 Term Loan, 8.502%, 3M TSFR + 4.500%, 02/15/31	418,625	377,024
Azuria Water Solutions, Inc.
2025 Delayed Draw Term Loan, 05/17/28 (b)	61,688	61,804
2025 Term Loan B, 7.163%, 1M TSFR + 3.000%, 05/17/28	867,745	869,372
Brown Group Holding LLC
2022 Incremental Term Loan B2, 6.913% - 7.058%, 1M TSFR + 2.750%, 3M TSFR + 2.750%, 07/01/31 (c)	2,100,673	2,107,666
Term Loan B, 6.663%, 1M TSFR + 2.500%, 07/01/31	1,298,417	1,300,581
Construction Partners, Inc.
Term Loan B, 6.663%, 1M TSFR + 2.500%, 11/03/31	521,063	522,691
Cube Industrials Buyer, Inc.
2024 Term Loan, 7.582%, 3M TSFR + 3.250%, 10/17/31	1,019,875	1,024,656
BHFTI-101

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Engineering & Construction—(Continued)
Green Infrastructure Partners, Inc.
USD Term Loan B, 6.748%, 3M TSFR + 2.750%, 09/24/32	900,000	$901,971
Newly Weds Foods, Inc.
Term Loan B, 6.386%, 1M TSFR + 2.250%, 03/15/32	1,122,187	1,124,993
		10,441,396
Entertainment — 3.8%
Caesars Entertainment, Inc.
2024 Term Loan B1, 6.413%, 1M TSFR + 2.250%, 02/06/31	2,782,625	2,780,190
City Football Group Ltd.
2024 Term Loan, 7.663% - 7.778%, 1M TSFR + 3.500%, 07/22/30 (c)	1,399,658	1,401,407
EOC Borrower LLC
Term Loan B, 7.163%, 1M TSFR + 3.000%, 03/24/32	2,995,000	3,000,149
Flutter Financing BV
2024 Term Loan B, 5.752%, 3M TSFR + 1.750%, 11/30/30	1,618,382	1,615,854
2025 Term Loan B, 6.002%, 3M TSFR + 2.000%, 06/04/32	947,625	947,329
GVC Holdings Gibraltar Ltd.
2025 Term Loan B5 (2032), 07/31/32 (d)	1,000,000	999,625
Herschend Entertainment Co. LLC
2025 Term Loan B, 7.413%, 1M TSFR + 3.250%, 05/27/32	724,063	728,286
Light & Wonder International, Inc.
2024 Term Loan B2, 6.393%, 1M TSFR + 2.250%, 04/14/29	1,960,125	1,947,874
Ontario Gaming GTA LP
Term Loan B, 8.240%, 3M TSFR + 4.250%, 08/01/30	1,101,321	1,077,230
Scientific Games Holdings LP
2024 USD Term Loan B, 7.286%, 3M TSFR + 3.000%, 04/04/29	1,160,380	1,152,403
SeaWorld Parks & Entertainment, Inc.
2024 Term Loan B3, 6.163%, 1M TSFR + 2.000%, 12/04/31	633,128	633,524
TKO Worldwide Holdings LLC
2025 Term Loan, 6.038%, 3M TSFR + 2.000%, 11/21/31	1,374,063	1,377,631
Voyager Parent LLC
Term Loan B, 8.752%, 3M TSFR + 4.750%, 07/01/32	2,400,000	2,407,918
		20,069,420
Environmental Control — 2.6%
EnergySolutions LLC
2023 Term Loan B, 7.413%, 1M TSFR + 3.250%, 09/20/30	778,669	784,995
Filtration Group Corp.
2025 USD Term Loan, 6.913%, 1M TSFR + 2.750%, 10/21/28	1,496,077	1,505,116
GFL Environmental, Inc.
2025 Term Loan B, 6.671%, 3M TSFR + 2.500%, 03/03/32	1,900,000	1,902,770
Heritage-Crystal Clean, Inc.
Term Loan B, 7.885%, 1M TSFR + 3.750%, 10/17/30	2,167,668	2,180,317
Madison IAQ LLC
Term Loan, 6.702%, 6M TSFR + 2.500%, 06/21/28	1,952,159	1,956,431
Northstar Group Services, Inc.
2024 Term Loan B, 8.881%, 6M TSFR + 4.750%, 05/31/30	2,075,243	2,093,401
Reworld Holding Corp.
2025 Term Loan B, 6.385%, 1M TSFR + 2.250%, 11/30/28	491,689	492,509
2025 Term Loan C, 6.385%, 1M TSFR + 2.250%, 11/30/28	27,139	27,184
Term Loan B, 6.386%, 1M TSFR + 2.250%, 11/30/28	1,791,749	1,795,109
Term Loan C, 6.386%, 1M TSFR + 2.250%, 11/30/28	138,695	138,955
Security Description	Principal Amount*	Value
Environmental Control—(Continued)
Tidal Waste & Recycling Holdings LLC
Term Loan B, 7.002%, 3M TSFR + 3.000%, 10/24/31	1,119,375	$1,127,306
		14,004,093
Food — 0.7%
Cardenas Markets, Inc.
2022 Term Loan, 10.852%, 3M TSFR + 6.750%, 08/01/29	414,322	352,691
Del Monte Foods, Inc.
2024 First Out Term Loan, 08/02/28 (f)	263,178	134,879
2024 Second Out Term Loan, 08/02/28 (f)	1,858,597	101,061
2025 DIP Term Loan, 13.774%, 1M TSFR + 9.500%, 04/02/26	907,461	875,700
2025 PIK Roll-Up Term Loan, 13.750% - 13.774%, 1M TSFR + 9.500% - 9.600%, 04/02/26 (c)	1,226,788	1,024,368
2025 PIK Term Loan, 08/02/28 (f)	233,925	120,033
Nomad Foods U.S. LLC
2023 Term Loan B5, 6.535%, 6M TSFR + 2.500%, 11/12/29	1,270,749	1,273,530
		3,882,262
Food Service — 0.2%
Aramark Services, Inc.
2024 Term Loan B8, 6.163% - 6.199%, 1M TSFR + 2.000%, 3M TSFR + 2.000%, 06/22/30 (c)	509,422	511,969
Gategroup Finance Luxembourg SA
USD Term Loan B, 06/10/32 (d)	500,000	500,156
Golden State Foods LLC
Term Loan B, 12/04/31 (d)	250,000	251,000
		1,263,125
Forest Products & Paper — 0.1%
Spa Holdings 3 OYJ
2025 USD Term Loan B, 05/23/30 (d)	500,000	501,250
Hand/Machine Tools — 0.7%
Apex Tool Group LLC
2024 Super Priority 2nd Out Term Loan A, 9.708%, 3M TSFR + 5.250%, 02/08/29	420,506	350,071
2024 Super Priority 3rd Out Term Loan B, 7.500%, 3M TSFR + 7.500%, 6.960% PIK, 02/08/30 (e)	1,001,100	745,820
Dynamo Newco II GmbH
USD Term Loan B, 7.780%, 1M TSFR + 3.500%, 09/30/31	1,485,000	1,491,497
Madison Safety & Flow LLC
2025 Term Loan B, 6.913%, 1M TSFR + 2.750%, 09/26/31	1,260,654	1,264,375
		3,851,763
Healthcare-Products — 1.2%
Avantor Funding, Inc.
2024 Term Loan B6, 6.263%, 1M TSFR + 2.000%, 11/08/27	64,173	64,508
Bausch & Lomb Corp.
2025 Term Loan B, 8.413%, 1M TSFR + 4.250%, 01/15/31	1,452,657	1,456,289
Hanger, Inc.
2024 Delayed Draw Term Loan, 7.663%, 1M TSFR + 3.500%, 10/23/31 (b)	148,178	148,678
2024 Term Loan B, 7.663%, 1M TSFR + 3.500%, 10/23/31	1,145,953	1,149,820
BHFTI-102

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Products—(Continued)
Medline Borrower LP
2025 Term Loan B, 6.163%, 1M TSFR + 2.000%, 10/23/28	3,491,250	$3,495,010
		6,314,305
Healthcare-Services — 3.6%
Cano Health LLC
2024 Exit Term Loan, 13.502%, 3M TSFR + 9.500%, 06/28/29	590,152	486,876
Concentra Health Services, Inc.
2025 Repriced Term Loan B, 6.163%, 1M TSFR + 2.000%, 07/26/31	372,192	374,518
Electron BidCo, Inc.
2021 Term Loan, 6.913%, 1M TSFR + 2.750%, 11/01/28	1,619,984	1,624,613
Global Medical Response, Inc.
2025 Term Loan B, 10/01/32 (d)	1,000,000	1,001,500
Heartland Dental LLC
2025 Term Loan, 7.913%, 1M TSFR + 3.750%, 08/25/32	1,122,188	1,121,749
ICON Luxembourg SARL
2024 LUX Term Loan B, 6.002%, 3M TSFR + 2.000%, 07/03/28	53,658	53,904
Loire Finco Luxembourg SARL
2025 USD Term Loan B, 8.308%, 3M TSFR + 4.000%, 01/21/30	285,351	286,243
MDVIP, Inc.
2025 Term Loan B, 6.885%, 1M TSFR + 2.750%, 10/14/31	723,875	726,740
MED ParentCo LP
2025 Term Loan B, 7.413%, 1M TSFR + 3.250%, 04/15/31	1,296,750	1,300,154
Midwest Physician Administrative Services LLC
2021 Term Loan, 7.263%, 3M TSFR + 3.000%, 03/12/28	702,323	653,745
National Mentor Holdings, Inc.
2021 Term Loan, 7.852% - 8.013%, 1M TSFR + 3.750%, 3M TSFR + 3.750%, 03/02/28 (c)	1,102,560	1,100,147
2021 Term Loan C, 7.852%, 3M TSFR + 3.750%, 03/02/28	31,925	31,855
Pacific Dental Services LLC
2024 Term Loan B, 6.643%, 1M TSFR + 2.500%, 03/15/31	2,317,243	2,320,139
Parexel International Corp.
2025 Term Loan B, 6.663%, 1M TSFR + 2.500%, 11/15/28	387,437	388,129
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.663%, 1M TSFR + 2.500%, 02/21/31	1,585,930	1,588,706
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.002%, 3M TSFR + 2.000%, 07/03/28	13,369	13,425
Radnet Management, Inc.
2024 1st Lien Term Loan B, 6.448%, 3M TSFR + 2.250%, 04/18/31	1,234,375	1,237,130
Sotera Health Holdings LLC
2025 Term Loan B, 6.663%, 1M TSFR + 2.500%, 05/30/31	2,357,024	2,365,863
Surgery Center Holdings, Inc.
2025 Term Loan B, 6.663%, 1M TSFR + 2.500%, 12/19/30	1,218,046	1,220,414
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 10/01/28 (d)	1,000,000	999,464
		18,895,314
Holding Companies-Diversified — 0.0%
Emerald X, Inc.
2025 Term Loan B1, 7.413%, 1M TSFR + 3.250%, 01/30/32	199,500	200,912
Security Description	Principal Amount*	Value
Home Builders — 0.1%
Lippert Colipper
2025 Term Loan B, 6.408%, 3M TSFR + 2.250%, 03/25/32	323,377	$324,994
Home Furnishings — 0.6%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.280%, 1M TSFR + 3.000%, 07/31/28	3,185,812	3,196,338
Household Products/Wares — 0.2%
Kronos Acquisition Holdings, Inc.
2024 Term Loan, 8.002%, 3M TSFR + 4.000%, 07/08/31	1,407,384	1,044,982
Housewares — 0.1%
Libbey Glass, Inc.
2022 Term Loan, 10.964%, 3M TSFR + 6.500%, 11/22/27	523,365	506,791
Insurance — 5.9%
Acrisure LLC
2024 1st Lien Term Loan B6, 7.163%, 1M TSFR + 3.000%, 11/06/30	1,740,616	1,740,254
2025 Term Loan B, 7.413%, 1M TSFR + 3.250%, 06/21/32	997,500	998,747
Alera Group, Inc.
2025 Term Loan, 7.413%, 1M TSFR + 3.250%, 05/31/32	1,725,000	1,733,026
Alliant Holdings Intermediate LLC
2025 Term Loan B, 6.666%, 1M TSFR + 2.500%, 09/19/31	1,517,937	1,515,480
AmWINS Group, Inc.
2025 Term Loan B, 6.252%, 3M TSFR + 2.250%, 01/30/32	4,812,427	4,814,231
Asurion LLC
2021 2nd Lien Term Loan B3, 9.528%, 1M TSFR + 5.250%, 01/31/28	1,160,000	1,134,141
2024 Term Loan B12, 8.413%, 1M TSFR + 4.250%, 09/19/30	2,670,207	2,663,531
Broadstreet Partners, Inc.
2024 Term Loan B4, 6.913%, 1M TSFR + 2.750%, 06/13/31	2,672,761	2,678,144
HUB International Ltd.
2025 Term Loan B, 6.575%, 3M TSFR + 2.250%, 06/20/30	2,985,777	2,993,516
IMA Financial Group, Inc.
Term Loan, 7.163%, 1M TSFR + 3.000%, 11/01/28	895,477	896,736
Ryan Specialty Group LLC
2024 USD Term Loan B, 6.163%, 1M TSFR + 2.000%, 09/15/31	1,240,625	1,244,760
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.663%, 1M TSFR + 2.500%, 07/31/31	3,017,435	3,016,681
Trucordia Insurance Holdings LLC
Term Loan B, 7.413%, 1M TSFR + 3.250%, 06/17/32	1,800,000	1,806,750
USI, Inc.
2024 Term Loan C, 6.252%, 3M TSFR + 2.250%, 09/29/30	1,965,162	1,964,426
2024 Term Loan D, 6.252%, 3M TSFR + 2.250%, 11/21/29	2,114,667	2,113,874
		31,314,297
Internet — 1.1%
CNT Holdings I Corp.
2025 Term Loan, 6.558%, 3M TSFR + 2.250%, 11/08/32	1,117,675	1,118,329
Endure Digital, Inc.
2024 CoOp Term Loan, 7.838%, 1M TSFR + 3.500%, 02/10/28	2,462,024	1,804,972
Go Daddy Operating Co. LLC
2024 Term Loan B7, 5.913%, 1M TSFR + 1.750%, 05/30/31	1,169,879	1,169,148
BHFTI-103

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Internet—(Continued)
Go Daddy Operating Co. LLC
2024 Term Loan B8, 5.913%, 1M TSFR + 1.750%, 11/09/29	144,593	$144,546
Plano HoldCo, Inc.
Term Loan B, 7.502%, 3M TSFR + 3.500%, 10/02/31	597,000	579,090
Speedster Bidco GmbH
2024 USD Term Loan B, 7.240%, 3M TSFR + 3.250%, 12/10/31	845,755	849,059
		5,665,144
Investment Companies — 1.5%
AAL Delaware Holdco, Inc.
2025 Term Loan, 6.913%, 1M TSFR + 2.750%, 07/30/31	1,416,192	1,422,387
Anuvu Holdings 2 LLC
2024 Senior Priority Term Loan, 12.126%, 3M TSFR + 8.000%, 09/27/27 (g) (h)	165,641	165,641
2024 Senior Takeback Term Loan, 12.376%, 3M TSFR + 8.250%, 03/23/26 (g) (h)	445,875	8,204
Aragorn Parent Corp.
2025 Repriced Term Loan B, 7.663%, 1M TSFR + 3.500%, 12/15/28	822,607	829,291
Dragon Buyer, Inc.
Term Loan B, 6.752%, 3M TSFR + 2.750%, 09/30/31	1,389,500	1,392,759
EIG Management Co. LLC
2024 Term Loan, 9.166%, 1M TSFR + 5.000%, 05/17/29	402,321	402,321
FinCo I LLC
2025 Repriced Term Loan B, 5.913%, 1M TSFR + 1.750%, 06/27/29	1,249,635	1,248,542
HDI Aerospace Intermediate Holding III Corp.
Term Loan B, 8.828%, 3M TSFR + 4.500%, 02/11/32	646,750	648,771
Nexus Buyer LLC
2025 Incremental Term Loan, 07/31/31 (d)	750,000	750,117
Nvent Electric PLC
Term Loan B, 7.155%, 1M TSFR + 3.000%, 01/30/32	1,125,000	1,130,859
		7,998,892
Leisure Time — 1.7%
Bombardier Recreational Products, Inc.
2024 Term Loan B4, 01/22/31 (d)	275,000	275,580
2024 Term Loan B4, 6.913%, 1M TSFR + 2.750%, 01/22/31	486,446	487,930
GSM Holdings, Inc.
2024 Term Loan B, 9.002%, 3M TSFR + 5.000%, 09/30/31	990,000	977,934
Hayward Industries, Inc.
2021 Term Loan, 6.778%, 1M TSFR + 2.500%, 05/30/28	1,492,051	1,495,594
Horizon U.S. Finco LP
Term Loan B, 8.808%, 3M TSFR + 4.500%, 10/31/31	1,215,973	1,193,174
MajorDrive Holdings IV LLC
2022 Incremental Term Loan B, 9.652%, 3M TSFR + 5.500%, 06/01/29	488,607	480,057
Term Loan B, 8.263%, 3M TSFR + 4.000%, 06/01/28	1,074,249	1,049,272
Recess Holdings, Inc.
2025 Repriced Term Loan, 8.069%, 3M TSFR + 3.750%, 02/20/30	1,999,273	2,009,269
Sabre GLBL, Inc.
2022 1st Lien Term Loan B, 9.263%, 1M TSFR + 5.000%, 06/30/28	129,311	122,523
Security Description	Principal Amount*	Value
Leisure Time—(Continued)
Sabre GLBL, Inc.
2024 Term Loan B1, 10.263%, 1M TSFR + 6.000%, 11/15/29	722,263	$683,441
		8,774,774
Lodging — 1.0%
Fertitta Entertainment LLC
2022 Term Loan B, 7.413%, 1M TSFR + 3.250%, 01/27/29	2,878,638	2,877,377
Station Casinos LLC
2024 Term Loan B, 6.163%, 1M TSFR + 2.000%, 03/14/31	1,428,250	1,430,147
Turquoise Topco Ltd.
Term Loan B, 08/13/32 (d)	1,025,000	1,027,562
		5,335,086
Machinery-Construction & Mining — 0.6%
WEC U.S. Holdings Ltd.
2024 Term Loan, 6.530%, 1M TSFR + 2.250%, 01/27/31	3,458,513	3,464,157
Machinery-Diversified — 2.3%
CD&R Hydra Buyer, Inc.
2024 Term Loan B, 8.263%, 1M TSFR + 4.000%, 03/25/31	861,875	857,386
CPM Holdings, Inc.
2023 Term Loan, 8.780%, 1M TSFR + 4.500%, 09/28/28	2,165,792	2,163,085
Crown Equipment Corp.
2025 Term Loan B, 6.530%, 1M TSFR + 2.250%, 10/10/31	1,044,750	1,048,668
DXP Enterprises, Inc.
2024 Term Loan B, 7.913%, 1M TSFR + 3.750%, 10/11/30	686,070	690,787
Engineered Machinery Holdings, Inc.
2021 USD Incremental Term Loan, 7.763%, 3M TSFR + 3.500%, 05/19/28	2,466,901	2,482,832
Roper Industrial Products Investment Co. LLC
2024 USD 1st Lien Term Loan B, 6.752%, 3M TSFR + 2.750%, 11/22/29	966,825	969,342
SPX Flow, Inc.
2025 Term Loan, 6.913%, 1M TSFR + 2.750%, 04/05/29	1,086,375	1,092,486
TK Elevator Midco GmbH
2025 USD Term Loan B, 7.197%, 6M TSFR + 3.000%, 04/30/30	2,780,925	2,790,789
		12,095,375
Media — 0.7%
Charter Communications Operating LLC
2024 Term Loan B5, 6.541%, 3M TSFR + 2.250%, 12/15/31	570,688	571,133
Gray Television, Inc.
2021 Term Loan D, 7.395%, 1M TSFR + 3.000%, 12/01/28	556,731	557,389
Hubbard Radio LLC
2024 PIK Term Loan B, 8.663%, 1M TSFR + 4.500%, 09/30/27	366,277	201,452
Mission Broadcasting, Inc.
2021 Term Loan B, 6.895%, 1M TSFR + 2.500%, 06/02/28	384,000	383,880
Virgin Media Bristol LLC
2020 USD Term Loan Q, 7.515%, 1M TSFR + 3.250%, 01/31/29	1,125,000	1,125,832
2025 Term Loan Y4, 7.593%, 3M TSFR + 3.175%, 03/31/31	850,000	839,375
		3,679,061
BHFTI-104

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Metal Fabricate/Hardware — 0.7%
Ameriforge Group, Inc.
2024 PIK Class A Delayed Draw Term Loan, 4.280%, 1M TSFR + 0.000%, 11.00% PIK, 12/31/25 (e) (g) (h)	137,445	$18,280
2024 PIK Class A Initial Term Loan, 4.280%, 1M TSFR + 0.000%, 11.00% PIK, 12/31/25 (e) (g) (h)	1,190,200	158,297
WireCo WorldGroup, Inc.
2023 Term Loan B, 8.082%, 3M TSFR + 3.750%, 11/13/28	472,228	456,880
Zekelman Industries, Inc.
2024 Term Loan B, 6.408%, 1M TSFR + 2.250%, 01/24/31	3,009,193	3,017,468
		3,650,925
Mining — 0.2%
American Consolidated Natural Resources, Inc.
2024 2nd Lien Term Loan, 13.000%, 12/11/29	343,094	341,378
Arsenal AIC Parent LLC
2025 Term Loan B, 6.913%, 1M TSFR + 2.750%, 08/19/30	1,019,400	1,021,524
		1,362,902
Miscellaneous Manufacturing — 0.4%
Cleanova U.S. Holdings LLC
2025 Term Loan B, 8.808%, 3M TSFR + 4.750%, 06/14/32	525,000	509,250
LTI Holdings, Inc.
2024 Term Loan B, 7.913%, 1M TSFR + 3.750%, 07/29/29	1,485,000	1,499,850
		2,009,100
Oil & Gas — 0.3%
Apro LLC
2024 Term Loan B, 7.942%, 1M TSFR + 3.750%, 07/09/31	594,000	594,000
Hilcorp Energy I LP
Term Loan B, 6.150%, 1M TSFR + 2.000%, 02/11/30	771,125	773,856
		1,367,856
Packaging & Containers — 1.7%
Altium Packaging LLC
2024 Term Loan B, 6.663%, 1M TSFR + 2.500%, 06/11/31	1,459,038	1,435,632
Berlin Packaging LLC
2025 Term Loan B7, 7.604%, 3M TSFR + 3.250%, 06/07/31	982,337	986,498
Charter NEX U.S., Inc.
2024 Term Loan B1, 6.925%, 1M TSFR + 2.750%, 11/29/30	1,462,525	1,468,193
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 7.338%, 1M TSFR + 3.175%, 04/13/29	2,135,000	2,133,798
Owens-Illinois Group, Inc.
2025 Term Loan B, 09/24/32 (d)	1,025,000	1,024,359
Pregis TopCo Corp.
2025 Refinancing Term Loan, 8.163%, 1M TSFR + 4.000%, 02/01/29	497,500	501,335
Proampac PG Borrower LLC
2024 Term Loan, 8.195% - 8.318%, 1M TSFR + 4.000%, 3M TSFR + 4.000%, 09/15/28 (c)	1,279,538	1,285,402
		8,835,217
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals LLC
2025 Term Loan B, 7.663%, 1M TSFR + 3.500%, 08/01/32	1,500,000	1,500,000
Bausch Health Cos., Inc.
2025 Term Loan B, 10.413%, 1M TSFR + 6.250%, 10/08/30	1,296,750	1,281,351
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
Ceva Sante Animale
2025 USD Term Loan B, 6.976%, 3M TSFR + 2.750%, 11/08/30	394,022	$395,992
Gainwell Acquisition Corp.
Term Loan B, 8.102%, 3M TSFR + 4.000%, 10/01/27	1,317,312	1,300,022
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.263%, 1M TSFR + 2.000%, 11/15/27	374,570	373,868
IVC Acquisition Ltd.
2025 USD Repriced Term Loan B, 7.752%, 3M TSFR + 3.750%, 12/12/28	1,500,836	1,508,340
Jazz Financing Lux SARL
2024 1st Lien Term Loan B2, 6.413%, 1M TSFR + 2.250%, 05/05/28	1,036,474	1,039,425
Padagis LLC
Term Loan B, 9.290%, 3M TSFR + 4.750%, 07/06/28	1,152,736	1,048,990
		8,447,988
Pipelines — 1.5%
CQP Holdco LP
2024 1st Lien Term Loan B, 6.002%, 3M TSFR + 2.000%, 12/31/30	1,244,495	1,246,137
Epic Crude Services LP
2025 Term Loan B, 6.828%, 3M TSFR + 2.500%, 10/15/31	581,771	582,862
Freeport LNG Investments LLLP
2025 Term Loan B, 7.575%, 3M TSFR + 3.250%, 12/21/28	712,001	712,594
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 6.286%, 3M TSFR + 2.000%, 10/04/30	470,674	470,674
ITT Holdings LLC
2025 Repriced Term Loan B, 6.638%, 1M TSFR + 2.475%, 10/11/30	1,296,159	1,298,859
Oryx Midstream Services Permian Basin LLC
2025 Term Loan B, 6.416%, 1M TSFR + 2.250%, 10/05/28	1,100,822	1,102,886
Stonepeak Bayou Holdings LP
Term Loan B, 09/24/32 (d)	825,000	825,000
UGI Energy Services LLC
2024 Term Loan B, 6.663%, 1M TSFR + 2.500%, 02/22/30	1,314,418	1,322,223
Whitewater Matterhorn Holdings LLC
2025 Term Loan B, 6.313%, 3M TSFR + 2.250%, 06/16/32	450,000	450,703
		8,011,938
Real Estate — 0.2%
Cushman & Wakefield U.S. Borrower LLC
2025 Term Loan B3, 6.913%, 1M TSFR + 2.750%, 01/31/30	491,387	494,459
Greystar Real Estate Partners LLC
2025 Term Loan B, 6.814%, 3M TSFR + 2.500%, 08/21/30	612,582	614,113
		1,108,572
Retail — 3.7%
Boots Group Bidco Ltd.
USD Term Loan, 7.705%, 3M TSFR + 3.500%, 08/30/32	1,775,000	1,780,547
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2, 8.308%, 3M TSFR + 4.000%, 01/29/31	762,141	764,182
Great Outdoors Group LLC
2025 Term Loan B, 7.413%, 1M TSFR + 3.250%, 01/23/32	3,391,296	3,400,303
BHFTI-105

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Retail—(Continued)
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 6.413%, 1M TSFR + 2.250%, 06/11/31	1,806,750	$1,776,601
IRB Holding Corp.
2024 1st Lien Term Loan B, 6.663%, 1M TSFR + 2.500%, 12/15/27	1,477,727	1,479,676
Kodiak Building Partners, Inc.
2024 Term Loan B, 7.752%, 3M TSFR + 3.750%, 12/04/31	952,605	949,628
LBM Acquisition LLC
2024 Incremental Term Loan B, 06/06/31 (d)	349,116	341,285
2025 Incremental Term Loan, 06/06/31 (d)	475,000	474,050
Les Schwab Tire Centers
2025 Term Loan B, 6.663% - 6.699%, 1M TSFR + 2.500%, 3M TSFR + 2.500%, 04/23/31 (c)	1,518,767	1,515,919
LIDS Holdings, Inc.
Term Loan, 9.736%, 1M TSFR + 5.500%, 12/14/26	47,869	47,420
Park River Holdings, Inc.
Term Loan, 7.802%, 3M TSFR + 3.250%, 12/28/27	997,394	998,330
Peer Holding III B.V.
2025 USD Term Loan B4B, 6.502%, 3M TSFR + 2.500%, 10/28/30	1,083,500	1,086,209
2025 USD Term Loan B5B, 6.502%, 3M TSFR + 2.500%, 07/01/31	1,414,312	1,417,628
Phillips Feed Service, Inc.
2020 Term Loan, 11.263%, 1M TSFR + 7.000%, 11/13/26 (g) (h)	11,025	6,814
Reverb Buyer, Inc.
2025 Steerco Term Loan, 7.908%, 3M TSFR + 3.500%, 11/01/28	1,073,388	788,940
Serta Simmons Bedding LLC
2023 New Term Loan, 11.616%, 3M TSFR + 7.500%, 06/29/28	1,330,095	1,254,722
2024 Priority Term Loan, 11.940%, 3M TSFR + 7.500%, 06/29/28	144,400	144,580
White Cap Buyer LLC
2024 Term Loan B, 7.416%, 1M TSFR + 3.250%, 10/19/29	1,565,972	1,568,108
		19,794,942
Semiconductors — 0.0%
Bright Bidco BV
2022 Exit Term Loan, 10/31/27 (f)	378,225	149,872
Software — 12.1%
Applied Systems, Inc.
2024 1st Lien Term Loan, 6.252%, 3M TSFR + 2.250%, 02/24/31	3,916,523	3,924,568
Ascend Learning LLC
2025 Repriced Term Loan B, 7.163%, 1M TSFR + 3.000%, 12/11/28	1,949,798	1,949,392
AthenaHealth Group, Inc.
2022 Term Loan B, 6.913%, 1M TSFR + 2.750%, 02/15/29	2,986,247	2,982,514
Avalara, Inc.
2025 Term Loan B, 7.252%, 3M TSFR + 3.250%, 03/26/32	149,625	149,843
Boxer Parent Co., Inc.
2025 USD Term Loan B, 7.199%, 3M TSFR + 3.000%, 07/30/31	2,975,915	2,975,450
Central Parent, Inc.
2024 Term Loan B, 7.252%, 3M TSFR + 3.250%, 07/06/29	1,194,086	1,034,626
Security Description	Principal Amount*	Value
Software—(Continued)
Cloud Software Group, Inc.
2025 Term Loan B (2032), 08/13/32 (d)	1,000,000	$1,003,958
Cloudera, Inc.
2021 Second Lien Term Loan, 10.263%, 1M TSFR + 6.000%, 10/08/29	850,000	775,625
2021 Term Loan, 8.013%, 1M TSFR + 3.750%, 10/08/28	1,587,931	1,565,105
Clover Holdings SPV III LLC
2024 USD Term Loan, 15.000%, 12/09/27	173,152	176,183
Constant Contact, Inc.
Term Loan, 8.579%, 3M TSFR + 4.000%, 02/10/28	1,241,012	1,159,182
CoreLogic, Inc.
Term Loan, 7.778%, 1M TSFR + 3.500%, 06/02/28	1,838,073	1,840,371
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.028%, 1M TSFR + 3.750%, 10/16/28	624,118	602,079
Cotiviti Corp.
2024 Term Loan, 7.030%, 1M TSFR + 2.750%, 05/01/31	2,481,272	2,460,335
Drake Software LLC
2024 Term Loan B, 8.413%, 1M TSFR + 4.250%, 06/26/31	1,533,783	1,535,700
ECI Macola Max Holding LLC
2025 Term Loan, 6.752%, 3M TSFR + 2.750%, 05/09/30	1,926,845	1,928,652
Epicor Software Corp.
2024 Term Loan F, 6.663%, 1M TSFR + 2.500%, 05/30/31	4,654,547	4,664,363
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.663%, 1M TSFR + 2.500%, 01/30/32	1,500,000	1,492,125
Informatica LLC
2024 Term Loan B, 6.413%, 1M TSFR + 2.250%, 10/27/28	2,846,750	2,856,537
iSolved, Inc.
2025 Term Loan, 6.913%, 1M TSFR + 2.750%, 10/15/30	492,537	494,795
Marcel LUX IV SARL
2025 USD Repriced Term Loan, 7.370%, 1M TSFR + 3.000%, 11/12/30	3,155,767	3,179,435
N-Able International Holdings II LLC
Term Loan B, 7.210%, 3M TSFR + 2.750%, 07/19/28	432,000	433,620
Oceankey U.S. II Corp.
2021 Term Loan, 7.763%, 1M TSFR + 3.500%, 12/15/28	1,568,559	1,572,725
Open Text Corp.
2023 Term Loan B, 5.913%, 1M TSFR + 1.750%, 01/31/30	488,395	488,459
Playtika Holding Corp.
2021 Term Loan B1, 7.028%, 1M TSFR + 2.750%, 03/13/28	677,061	667,646
PointClickCare Technologies, Inc.
2025 Term Loan B, 6.752%, 3M TSFR + 2.750%, 11/03/31	2,636,331	2,642,922
Press Ganey Holdings, Inc.
2025 Repriced Term Loan B, 7.163%, 1M TSFR + 3.000%, 04/30/31	1,141,009	1,140,494
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.252%, 3M TSFR + 3.250%, 10/26/30	2,468,841	2,478,612
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 7.068%, 3M TSFR + 2.750%, 07/16/31	1,342,386	1,340,498
Project Ruby Ultimate Parent Corp.
2025 Term Loan B, 7.028%, 1M TSFR + 2.750%, 03/10/28	1,032,188	1,033,909
Quartz Acquireco LLC
2025 Term Loan B, 6.252%, 3M TSFR + 2.250%, 06/28/30	1,078,675	1,077,327
BHFTI-106

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (a)—(Continued)
Security Description	Principal Amount*	Value
Software—(Continued)
Rackspace Finance LLC
2024 First Lien First Out Term Loan, 10.540%, 1M TSFR + 6.250%, 05/15/28	460,025	$468,268
2024 First Lien Second Out Term Loan, 7.040%, 1M TSFR + 2.750%, 05/15/28	737,264	330,540
RealPage, Inc.
1st Lien Term Loan, 7.263%, 3M TSFR + 3.000%, 04/24/28	1,493,520	1,491,135
2024 Incremental Term Loan, 7.752%, 3M TSFR + 3.750%, 04/24/28	398,000	399,777
Rocket Software, Inc.
2023 USD Term Loan B, 7.913%, 1M TSFR + 3.750%, 11/28/28	199,500	199,961
SkillSoft Corp.
2021 Term Loan, 9.530%, 1M TSFR + 5.250%, 07/14/28	857,592	765,222
SolarWinds Holdings, Inc.
2025 Term Loan, 8.026%, 3M TSFR + 4.000%, 04/16/32	1,950,000	1,918,313
Symplr Software, Inc.
2020 Term Loan, 8.908%, 3M TSFR + 4.500%, 12/22/27	472,527	426,160
UKG, Inc.
2024 Term Loan B, 6.810%, 3M TSFR + 2.500%, 02/10/31	4,864,295	4,866,956
Waystar Technologies, Inc.
2025 Term Loan B, 6.163%, 1M TSFR + 2.000%, 10/22/29	1,553,015	1,556,897
		64,050,279
Telecommunications — 0.8%
Ciena Corp.
2025 Repriced Term Loan B, 5.885%, 1M TSFR + 1.750%, 10/24/30	1,173,811	1,178,396
Level 3 Financing, Inc.
2025 Repriced Term Loan B4, 7.416%, 1M TSFR + 3.250%, 03/27/32	1,333,212	1,335,435
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.628%, 1M TSFR + 2.350%, 04/16/29	275,599	274,083
2024 Extended Term Loan B2, 6.628%, 1M TSFR + 2.350%, 04/15/30	270,520	268,998
Viavi Solutions, Inc.
Term Loan B, 06/15/32 (d)	1,100,000	1,104,354
		4,161,266
Transportation — 0.9%
AIT Worldwide Logistics, Inc.
2025 Repriced Term Loan, 8.255%, 3M TSFR + 4.000%, 04/08/30	645,125	647,410
First Student Bidco, Inc.
2025 Term Loan B, 6.711%, 3M TSFR + 2.500%, 08/15/30	384,445	385,166
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.413%, 1M TSFR + 3.250%, 01/25/29	1,728,976	1,707,364
Stonepeak Nile Parent LLC
Term Loan B, 7.079%, 3M TSFR + 2.750%, 04/09/32	1,000,000	1,000,375
Student Transportation of America Holdings, Inc.
Delayed Draw Term Loan, 7.288% - 7.564%, 3M TSFR + 3.250%, 06/24/32 (c)	55,000	55,217
Security Description	Principal Amount*	Value
Transportation—(Continued)
Student Transportation of America Holdings, Inc.
Term Loan B, 7.253%, 3M TSFR + 3.250%, 06/24/32	768,075	$771,115
		4,566,647
Total Floating Rate Loans (Cost $494,668,965)		482,224,560

Corporate Bonds & Notes—2.7%
Aerospace/Defense — 0.1%
Goat Holdco LLC
6.750%, 02/01/32 (144A)	175,000	179,375
TransDigm, Inc.
6.875%, 12/15/30 (144A)	500,000	518,067
		697,442
Airlines — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A)	1,500,000	1,505,738
Apparel — 0.1%
Champ Acquisition Corp.
8.375%, 12/01/31 (144A)	375,000	398,676
Commercial Services — 0.0%
Herc Holdings, Inc.
7.000%, 06/15/30 (144A)	85,000	88,292
Computers — 0.3%
Diebold Nixdorf, Inc.
7.750%, 03/31/30 (144A)	925,000	975,749
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	500,000	541,261
		1,517,010
Diversified Financial Services — 0.1%
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	750,000	768,089
Engineering & Construction — 0.0%
Artera Services LLC
8.500%, 02/15/31 (144A)	125,000	110,458
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.500%, 02/15/32 (144A)	400,000	407,995
Insurance — 0.7%
AmWINS Group, Inc.
6.375%, 02/15/29 (144A)	600,000	612,199
Panther Escrow Issuer LLC
7.125%, 06/01/31 (144A)	2,850,000	2,964,337
		3,576,536
Machinery-Diversified — 0.1%
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	500,000	498,232
BHFTI-107

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*/ Shares	Value

Media — 0.1%
Virgin Media Secured Finance PLC
4.500%, 08/15/30 (144A)	800,000	$754,273
Pharmaceuticals — 0.1%
1261229 BC Ltd.
10.000%, 04/15/32 (144A)	525,000	538,152
Software — 0.6%
Cloud Software Group, Inc.
8.250%, 06/30/32 (144A)	1,550,000	1,644,168
9.000%, 09/30/29 (144A)	500,000	518,603
UKG, Inc.
6.875%, 02/01/31 (144A)	825,000	851,264
		3,014,035
Telecommunications — 0.1%
Altice France SA
5.500%, 01/15/28 (144A)	475,000	418,000
Total Corporate Bonds & Notes (Cost $13,933,707)		14,292,928

Common Stocks—1.3%
Beverages — 0.1%
Citybrewing Topco LLC (g) (h) (i)	66,853	534,824
Commercial Services — 0.0%
IAP Worldwide Services LLC (g) (h) (i) (j)	44	0
Monitronics International, Inc. (i) (j)	16,872	253,080
		253,080
Electronic Equipment, Instruments & Components — 0.2%
Range Red Acquisitions LLC - Class A1 (g) (h) (i) (j)	543	1,076,698
Health Care Equipment & Supplies — 0.0%
Akorn Holding Co. LLC (g) (h) (i) (j)	56,220	0
Health Care Providers & Services — 0.3%
Cano Health, Inc. (i) (j)	121,458	303,645
Envision Parent, Inc. (i) (j)	68,001	1,037,015
		1,340,660
Household Products — 0.1%
LG Parent Holding Co. (i) (j)	9,472	23,680
Serta Simmons Bedding, Inc. (i) (j)	90,899	727,192
Serta SSB Equipment Co. (g) (h) (i) (j)	90,899	0
		750,872
Investment Companies — 0.0%
Aegletes BV (g) (h) (i) (j)	11,991	0
Media — 0.0%
GEE Acquisition Holdings Corp. (g) (h) (i) (j)	17,940	0
Metals & Mining — 0.1%
AFG Holdings, Inc. (g) (h) (i) (j)	24,746	0
Security Description	Shares/ Principal Amount*	Value
Metals & Mining—(Continued)
American Consolidated Natural Resources, Inc. (i) (j)	6,321	$504,100
		504,100
Pharmaceuticals — 0.5%
Mallinckrodt International Finance SA (i) (j)	23,570	2,486,635
Professional Services — 0.0%
Skillsoft Corp. (i) (j)	3,344	43,539
Specialty Retail — 0.0%
Phillips Feed Service, Inc. (g) (h) (i) (j)	62	0
Total Common Stocks (Cost $9,039,700)		6,990,408

Convertible Preferred Stocks—0.1%
IT Services — 0.1%
Cohesity Global, Inc. - Series G-1 (i)	4,355	97,988
Cohesity Global, Inc. - Series G (i)	6,303	141,817
Total Convertible Preferred Stocks (Cost $218,489)		239,805

Warrants—0.0%
Health Care Providers & Services — 0.0%
Cano Health, Inc., Expires 06/28/29 (i) (Cost $0)	3,834	0

Short-Term Investments—8.8%
Repurchase Agreement—8.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $46,443,748; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $47,368,838	46,439,878	46,439,878
Total Short-Term Investments (Cost $46,439,878)		46,439,878
Total Investments—104.0% (Cost $564,300,739)		550,187,579
Unfunded Loan Commitments—0.0% (Cost $(890,707))		(890,707)
Net Investments—104.0% (Cost $563,410,032)		549,296,872
Other assets and liabilities (net)—(4.0)%		(20,041,892)
Net Assets—100.0%		$529,254,980

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined

BHFTI-108

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)

periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(b)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(c)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of September 30, 2025.
(d)	This loan will settle after September 30, 2025, at which time the interest rate will be determined.
(e)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Security was valued in good faith under procedures subject to oversight by the Board of
Trustees. As of September 30, 2025, these securities represent 0.6% of net assets.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Non-income producing security.
(j)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$14,292,928, which is 2.7% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$2,514,122	$—	$2,514,122
Aerospace/Defense (Less Unfunded Loan Commitments of $184,973)	—	7,597,005	—	7,597,005
Agriculture	—	976,675	—	976,675
Airlines	—	3,186,954	—	3,186,954
Apparel	—	6,164,240	—	6,164,240
Auto Parts & Equipment	—	5,808,089	—	5,808,089
Banks	—	872,755	—	872,755
Beverages	—	5,856,437	—	5,856,437
Building Materials	—	15,110,751	—	15,110,751
Chemicals	—	15,596,580	—	15,596,580
Coal	—	529,487	—	529,487
Commercial Services (Less Unfunded Loan Commitments of $430,564)	—	50,180,307	—	50,180,307
Computers	—	15,772,548	—	15,772,548
Cosmetics/Personal Care	—	4,217,760	—	4,217,760
Distribution/Wholesale	—	10,447,054	—	10,447,054
Diversified Financial Services	—	28,251,232	—	28,251,232
Electric (Less Unfunded Loan Commitments of $87,436)	—	10,710,735	—	10,710,735
Electrical Components & Equipment	—	2,807,588	1,035,927	3,843,515
Electronics	—	3,544,106	—	3,544,106
Engineering & Construction (Less Unfunded Loan Commitments of $61,688)	—	10,379,708	—	10,379,708
Entertainment	—	20,069,420	—	20,069,420
Environmental Control	—	14,004,093	—	14,004,093
Food	—	3,882,262	—	3,882,262
Food Service	—	1,263,125	—	1,263,125
Forest Products & Paper	—	501,250	—	501,250
Hand/Machine Tools	—	3,851,763	—	3,851,763
Healthcare-Products (Less Unfunded Loan Commitments of $126,046)	—	6,188,259	—	6,188,259
Healthcare-Services	—	18,895,314	—	18,895,314
Holding Companies-Diversified	—	200,912	—	200,912
Home Builders	—	324,994	—	324,994
Home Furnishings	—	3,196,338	—	3,196,338
Household Products/Wares	—	1,044,982	—	1,044,982
Housewares	—	506,791	—	506,791
Insurance	—	31,314,297	—	31,314,297
Internet	—	5,665,144	—	5,665,144
Investment Companies	—	7,825,047	173,845	7,998,892
Leisure Time	—	8,774,774	—	8,774,774
Lodging	—	5,335,086	—	5,335,086
Machinery-Construction & Mining	—	3,464,157	—	3,464,157
Machinery-Diversified	—	12,095,375	—	12,095,375
Media	—	3,679,061	—	3,679,061
Metal Fabricate/Hardware	—	3,474,348	176,577	3,650,925
Mining	—	1,362,902	—	1,362,902
Miscellaneous Manufacturing	—	2,009,100	—	2,009,100
BHFTI-109

Brighthouse Funds Trust I
Brighthouse/Eaton Vance Floating Rate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Oil & Gas	$—	$1,367,856	$—	$1,367,856
Packaging & Containers	—	8,835,217	—	8,835,217
Pharmaceuticals	—	8,447,988	—	8,447,988
Pipelines	—	8,011,938	—	8,011,938
Real Estate	—	1,108,572	—	1,108,572
Retail	—	19,788,128	6,814	19,794,942
Semiconductors	—	149,872	—	149,872
Software	—	64,050,279	—	64,050,279
Telecommunications	—	4,161,266	—	4,161,266
Transportation	—	4,566,647	—	4,566,647
Total Floating Rate Loans (Less Unfunded Loan Commitments of $890,707)	—	479,940,690	1,393,163	481,333,853
Total Corporate Bonds & Notes*	—	14,292,928	—	14,292,928
Common Stocks
Beverages	—	—	534,824	534,824
Commercial Services	—	253,080	0	253,080
Electronic Equipment, Instruments & Components	—	—	1,076,698	1,076,698
Health Care Equipment & Supplies	—	—	0	0
Health Care Providers & Services	—	1,340,660	—	1,340,660
Household Products	—	750,872	0	750,872
Investment Companies	—	—	0	0
Media	—	—	0	0
Metals & Mining	—	504,100	0	504,100
Pharmaceuticals	—	2,486,635	—	2,486,635
Professional Services	43,539	—	—	43,539
Specialty Retail	—	—	0	0
Total Common Stocks	43,539	5,335,347	1,611,522	6,990,408
Total Convertible Preferred Stocks*	—	239,805	—	239,805
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	46,439,878	—	46,439,878
Total Net Investments	$43,539	$546,248,648	$3,004,685	$549,296,872

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
During the period ended September 30, 2025, a transfer into Level 3 in the amount of $5,396 was due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.
BHFTI-110

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—35.5% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense — 1.0%
BAE Systems PLC
5.000%, 03/26/27 (144A) (a)	1,200,000	$1,213,929
Boeing Co.
2.196%, 02/04/26	2,600,000	2,580,309
5.150%, 05/01/30	500,000	513,078
6.298%, 05/01/29 (a)	1,000,000	1,061,247
General Electric Co.
4.300%, 07/29/30 (a)	350,000	352,079
		5,720,642
Agriculture — 0.2%
Philip Morris International, Inc.
4.875%, 02/15/28 (a)	900,000	916,191
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500%, 10/20/25 (144A)	442,248	441,708
United Airlines Pass-Through Trust
4.875%, 07/15/27	56,150	56,152
		497,860
Apparel — 0.0%
PVH Corp.
5.500%, 06/13/30	110,000	112,052
Auto Manufacturers — 1.7%
BMW U.S. Capital LLC
4.500%, 08/11/30 (144A)	740,000	741,025
General Motors Financial Co., Inc.
1.500%, 06/10/26	4,400,000	4,317,313
Hyundai Capital America
4.850%, 03/25/27 (144A) (a)	850,000	856,408
5.250%, 01/08/27 (144A) (a)	1,400,000	1,414,979
Volkswagen Group of America Finance LLC
5.400%, 03/20/26 (144A) (a)	2,400,000	2,412,491
		9,742,216
Banks — 12.3%
ABN AMRO Bank NV
6.339%, 1Y H15 + 1.650%, 09/18/27 (144A) (b)	600,000	611,663
Bank of America Corp.
3.974%, 3M TSFR + 1.472%, 02/07/30 (a) (b)	2,000,000	1,985,243
4.376%, SOFR + 1.580%, 04/27/28 (a) (b)	2,500,000	2,509,010
Bank of Montreal
4.567%, SOFR + 0.880%, 09/10/27 (a) (b)	1,000,000	1,003,437
Bank of New York Mellon
4.729%, SOFR + 1.135%, 04/20/29 (b)	300,000	304,928
Banque Federative du Credit Mutuel SA
4.591%, 10/16/28 (144A) (a)	1,576,000	1,590,205
BNP Paribas SA
4.792%, SOFR + 1.450%, 05/09/29 (144A) (b)	1,540,000	1,554,342
CaixaBank SA
4.634%, SOFR + 1.140%, 07/03/29 (144A) (b)	1,140,000	1,147,981
Citibank NA
4.576%, 05/29/27 (a)	3,800,000	3,833,621
Security Description	Principal Amount*	Value
Banks—(Continued)
Citigroup, Inc.
4.503%, SOFR + 1.171%, 09/11/31 (a) (b)	1,420,000	$1,420,768
Credit Agricole SA
5.222%, SOFR + 1.460%, 05/27/31 (144A) (a) (b)	2,100,000	2,154,244
Danske Bank AS
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (a) (b)	1,600,000	1,664,678
Federation des Caisses Desjardins du Quebec
4.565%, 08/26/30 (144A)	750,000	754,149
Fifth Third Bank NA
4.967%, SOFR + 0.810%, 01/28/28 (a) (b)	865,000	873,732
Goldman Sachs Bank USA
5.283%, SOFR + 0.777%, 03/18/27 (a) (b)	2,300,000	2,310,428
Goldman Sachs Group, Inc.
2.640%, SOFR + 1.114%, 02/24/28 (a) (b)	2,000,000	1,957,945
3.750%, 02/25/26 (a)	2,000,000	1,995,460
4.250%, 10/21/25	3,000,000	2,998,024
4.387%, SOFR + 1.510%, 06/15/27 (a) (b)	900,000	900,950
Huntington Bancshares, Inc.
6.208%, SOFR + 2.020%, 08/21/29 (b)	1,000,000	1,052,438
Huntington National Bank
4.552%, SOFR + 1.650%, 05/17/28 (b)	2,400,000	2,414,625
JPMorgan Chase & Co.
5.012%, SOFR + 1.310%, 01/23/30 (b)	1,000,000	1,024,451
Lloyds Banking Group PLC
3.750%, 1Y H15 + 1.800%, 03/18/28 (a) (b)	2,700,000	2,681,655
5.087%, 1Y H15 + 0.850%, 11/26/28 (a) (b)	960,000	977,095
Morgan Stanley
4.210%, SOFR + 1.610%, 04/20/28 (a) (b)	2,500,000	2,502,719
4.350%, 09/08/26 (a)	2,200,000	2,204,627
5.173%, SOFR + 1.450%, 01/16/30 (b)	1,500,000	1,541,662
NatWest Group PLC
1.642%, 1Y H15 + 0.900%, 06/14/27 (b)	3,300,000	3,237,585
PNC Financial Services Group, Inc.
5.300%, SOFR + 1.342%, 01/21/28 (a) (b)	600,000	608,893
Royal Bank of Canada
4.696%, SOFR + 1.060%, 08/06/31 (a) (b)	1,950,000	1,975,528
Santander Holdings USA, Inc.
5.473%, SOFR + 1.610%, 03/20/29 (a) (b)	2,700,000	2,751,453
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (a) (b)	1,800,000	1,766,467
Shinhan Bank Co. Ltd.
1.375%, 10/21/26 (144A)	2,500,000	2,432,549
Societe Generale SA
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a) (b)	1,500,000	1,472,776
Truist Financial Corp.
5.435%, SOFR + 1.620%, 01/24/30 (a) (b)	2,000,000	2,069,408
5.900%, SOFR + 1.626%, 10/28/26 (b)	2,000,000	2,001,656
UBS Group AG
4.550%, 04/17/26	1,200,000	1,203,184
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (b)	1,900,000	1,906,713
Wells Fargo & Co.
4.100%, 06/03/26 (a)	3,000,000	2,997,641
5.198%, SOFR + 1.500%, 01/23/30 (a) (b)	800,000	823,919
6.303%, SOFR + 1.790%, 10/23/29 (b)	900,000	953,246
		72,171,098
BHFTI-111

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Beverages — 0.4%
Coca-Cola Europacific Partners PLC
1.500%, 01/15/27 (144A)	1,600,000	$1,547,280
Diageo Investment Corp.
5.125%, 08/15/30	660,000	683,808
		2,231,088
Biotechnology — 0.1%
Royalty Pharma PLC
4.450%, 03/25/31 (a)	635,000	629,708
Building Materials — 0.5%
Carrier Global Corp.
2.493%, 02/15/27	1,500,000	1,468,136
JH North America Holdings, Inc.
5.875%, 01/31/31 (144A) (a)	25,000	25,383
Owens Corning
5.500%, 06/15/27 (a)	1,300,000	1,328,070
		2,821,589
Chemicals — 0.3%
CF Industries, Inc.
4.500%, 12/01/26 (144A) (a)	600,000	600,943
Rain Carbon, Inc.
12.250%, 09/01/29 (144A) (a)	1,100,000	1,177,955
		1,778,898
Commercial Services — 0.2%
EquipmentShare.com, Inc.
9.000%, 05/15/28 (144A)	1,100,000	1,164,045
Verisk Analytics, Inc.
4.500%, 08/15/30 (a)	242,000	242,727
		1,406,772
Cosmetics/Personal Care — 0.6%
Haleon U.S. Capital LLC
3.375%, 03/24/27	3,400,000	3,364,691
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (a)	1,000,000	963,693
6.100%, 01/15/27 (a)	1,000,000	1,021,432
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a) (b)	2,400,000	2,418,659
Capital One Financial Corp.
3.800%, 01/31/28 (a)	2,500,000	2,480,652
4.493%, SOFR + 1.250%, 09/11/31 (b)	640,000	634,823
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/30 (144A)	40,000	40,147
GGAM Finance Ltd.
8.000%, 06/15/28 (144A)	200,000	211,691
Jefferson Capital Holdings LLC
9.500%, 02/15/29 (144A)	500,000	526,610
OneMain Finance Corp.
6.625%, 05/15/29	800,000	822,297
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
SLM Corp.
6.500%, 01/31/30 (a)	300,000	$312,620
		9,432,624
Electric — 2.7%
Dominion Energy, Inc.
1.450%, 04/15/26 (a)	2,000,000	1,969,796
DTE Energy Co.
4.950%, 07/01/27	800,000	810,181
Duke Energy Corp.
4.300%, 03/15/28 (a)	4,500,000	4,520,924
Electricite de France SA
5.700%, 05/23/28 (144A) (a)	300,000	310,361
Enel Finance International NV
4.375%, 09/30/30 (144A)	650,000	645,579
Engie SA
5.250%, 04/10/29 (144A) (a)	1,400,000	1,440,936
Exelon Corp.
3.400%, 04/15/26	2,000,000	1,992,434
NextEra Energy Capital Holdings, Inc.
4.685%, 09/01/27 (a)	460,000	465,002
Pacific Gas & Electric Co.
4.550%, 07/01/30	1,600,000	1,588,886
Southern Power Co.
4.250%, 10/01/30	315,000	313,101
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A) (a)	1,200,000	1,174,873
Xcel Energy, Inc.
3.400%, 06/01/30 (a)	1,000,000	958,566
		16,190,639
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
6.375%, 03/15/29 (144A) (a)	1,100,000	1,132,539
Entertainment — 0.3%
Banijay Entertainment SAS
8.125%, 05/01/29 (144A) (a)	600,000	623,147
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	1,200,000	1,147,482
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.250%, 10/15/30 (144A)	30,000	30,268
Warnermedia Holdings, Inc.
3.755%, 03/15/27 (a)	78,000	76,928
		1,877,825
Food — 0.6%
Mars, Inc.
4.800%, 03/01/30 (144A) (a)	2,585,000	2,633,539
Sysco Corp.
5.750%, 01/17/29 (a)	1,100,000	1,150,072
		3,783,611
Gas — 0.1%
Southern Co. Gas Capital Corp.
4.050%, 09/15/28	320,000	319,656
BHFTI-112

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Products — 0.5%
Baxter International, Inc.
1.915%, 02/01/27 (a)	3,000,000	$2,907,723
Healthcare-Services — 1.0%
CHS/Community Health Systems, Inc.
6.000%, 01/15/29 (144A) (a)	1,100,000	1,067,704
Cigna Group
1.250%, 03/15/26 (a)	1,666,000	1,642,937
Icon Investments Six DAC
5.809%, 05/08/27 (a)	1,700,000	1,734,453
IQVIA, Inc.
6.250%, 02/01/29 (a)	1,000,000	1,052,635
Kedrion SpA
6.500%, 09/01/29 (144A) (a)	200,000	197,364
		5,695,093
Home Builders — 0.5%
DR Horton, Inc.
4.850%, 10/15/30	1,500,000	1,529,832
Toll Brothers Finance Corp.
4.350%, 02/15/28 (a)	1,500,000	1,504,429
		3,034,261
Insurance — 1.9%
Acrisure LLC/Acrisure Finance, Inc.
8.500%, 06/15/29 (144A)	300,000	314,956
AEGON Funding Co. LLC
5.500%, 04/16/27 (144A) (a)	2,100,000	2,136,729
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875%, 11/01/29 (144A)	600,000	596,871
6.750%, 04/15/28 (144A)	500,000	508,862
Athene Global Funding
5.516%, 03/25/27 (144A) (a)	2,000,000	2,036,372
Brown & Brown, Inc.
4.900%, 06/23/30 (a)	345,000	349,636
Corebridge Global Funding
5.900%, 09/19/28 (144A) (a)	1,300,000	1,359,941
F&G Annuities & Life, Inc.
6.500%, 06/04/29	300,000	312,782
GA Global Funding Trust
4.400%, 09/23/27 (144A) (a)	2,150,000	2,154,354
Northwestern Mutual Global Funding
4.900%, 06/12/28 (144A) (a)	1,150,000	1,177,455
RGA Global Funding
5.448%, 05/24/29 (144A) (a)	500,000	518,790
		11,466,748
Leisure Time — 0.0%
Carnival Corp.
5.750%, 03/15/30 (144A) (a)	300,000	306,296
Lodging — 0.2%
Sands China Ltd.
2.300%, 03/08/27	1,200,000	1,165,369
Security Description	Principal Amount*	Value
Machinery-Construction & Mining — 0.1%
Eaton Capital ULC
4.450%, 05/09/30 (a)	520,000	$525,390
Machinery-Diversified — 0.2%
Esab Corp.
6.250%, 04/15/29 (144A)	200,000	205,460
John Deere Capital Corp.
4.375%, 10/15/30 (a)	975,000	981,953
		1,187,413
Media — 0.4%
Directv Financing LLC
8.875%, 02/01/30 (144A)	450,000	444,474
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875%, 08/15/27 (144A)	246,000	245,724
Paramount Global
7.875%, 07/30/30 (a)	1,500,000	1,674,717
		2,364,915
Mining — 0.2%
Glencore Funding LLC
4.907%, 04/01/28 (144A)	1,110,000	1,127,479
Multi-National — 0.2%
Banque Ouest Africaine de Developpement
5.000%, 07/27/27 (144A)	1,300,000	1,301,316
Oil & Gas — 1.5%
CITGO Petroleum Corp.
6.375%, 06/15/26 (144A) (a)	1,100,000	1,099,938
Equinor ASA
1.750%, 01/22/26 (a)	1,300,000	1,290,366
Harbour Energy PLC
5.500%, 10/15/26 (144A)	2,200,000	2,172,433
Petroleos Mexicanos
6.875%, 10/16/25 (a)	350,000	349,532
Petronas Capital Ltd.
4.950%, 01/03/31 (144A)	1,455,000	1,502,036
Sunoco LP
7.000%, 05/01/29 (144A)	700,000	724,784
Var Energi ASA
7.500%, 01/15/28 (144A) (a)	1,400,000	1,483,729
Viper Energy Partners LLC
4.900%, 08/01/30 (a)	244,000	245,819
		8,868,637
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
5.100%, 03/17/30 (a)	510,000	521,567
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500%, 05/15/30 (144A) (a)	200,000	195,919
		717,486
Pharmaceuticals — 1.0%
Bayer U.S. Finance LLC
6.250%, 01/21/29 (144A)	2,500,000	2,628,835
BHFTI-113

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pharmaceuticals—(Continued)
CVS Health Corp.
4.300%, 03/25/28 (a)	1,600,000	$1,601,054
5.000%, 01/30/29 (a)	1,500,000	1,529,479
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27 (a)	303,000	302,577
		6,061,945
Pipelines — 0.9%
Energy Transfer LP
3.900%, 07/15/26	1,200,000	1,197,481
Hess Midstream Operations LP
5.875%, 03/01/28 (144A) (a)	150,000	152,907
6.500%, 06/01/29 (144A) (a)	100,000	103,133
MPLX LP
4.800%, 02/15/31	1,900,000	1,911,468
ONEOK, Inc.
4.850%, 07/15/26 (a)	1,100,000	1,103,718
Venture Global LNG, Inc.
8.125%, 06/01/28 (144A)	600,000	621,042
		5,089,749
Real Estate Investment Trusts — 1.4%
Crown Castle, Inc.
1.050%, 07/15/26 (a)	733,000	714,734
3.700%, 06/15/26	2,367,000	2,357,164
Iron Mountain, Inc.
4.875%, 09/15/27 (144A)	1,400,000	1,393,267
Millrose Properties, Inc.
6.375%, 08/01/30 (144A)	150,000	152,548
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27 (a)	850,000	823,419
Prologis Targeted U.S. Logistics Fund LP
5.250%, 04/01/29 (144A) (a)	500,000	516,060
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, 02/15/29 (144A) (a)	400,000	392,289
Starwood Property Trust, Inc.
5.750%, 01/15/31 (144A)	220,000	219,863
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	1,500,000	1,483,463
		8,052,807
Retail — 0.0%
KSouth Africa Ltd.
3.000%, 12/31/49 (144A) † (c) (d) (e)	712,186	0
25.000%, 12/31/49 (144A) † (c) (d) (e)	313,720	0
		0
Semiconductors — 1.0%
Foundry JV Holdco LLC
5.900%, 01/25/30 (144A) (a)	1,900,000	2,003,566
Marvell Technology, Inc.
4.750%, 07/15/30 (a)	355,000	359,624
SK Hynix, Inc.
1.500%, 01/19/26 (144A) (a)	3,400,000	3,370,552
		5,733,742
Security Description	Principal Amount*	Value
Software — 0.2%
Fiserv, Inc.
2.250%, 06/01/27 (a)	1,000,000	$971,334
Oracle Corp.
4.450%, 09/26/30	445,000	444,782
		1,416,116
Telecommunications — 0.8%
AT&T, Inc.
2.300%, 06/01/27	400,000	388,181
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	300,000	315,421
Motorola Solutions, Inc.
4.850%, 08/15/30 (a)	1,015,000	1,034,342
T-Mobile USA, Inc.
4.950%, 03/15/28 (a)	3,000,000	3,057,566
		4,795,510
Transportation — 0.0%
Beacon Mobility Corp.
7.250%, 08/01/30 (144A)	35,000	36,388
Trucking & Leasing — 0.5%
Avolon Holdings Funding Ltd.
4.900%, 10/10/30 (144A)	665,000	668,639
SMBC Aviation Capital Finance DAC
5.100%, 04/01/30 (144A) (a)	2,100,000	2,146,011
		2,814,650
Total Corporate Bonds & Notes (Cost $207,953,214)		208,798,732

U.S. Treasury & Government Agencies—19.3%
U.S. Treasury — 19.3%
U.S. Treasury Inflation-Indexed Notes
0.125%, 04/15/26 (f)	8,745,567	8,699,362
U.S. Treasury Notes
0.500%, 08/31/27 (g)	2,800,000	2,639,328
0.750%, 08/31/26	23,000,000	22,384,211
2.000%, 11/15/26	11,300,000	11,087,242
2.875%, 08/15/28	6,000,000	5,877,422
3.750%, 08/31/26	4,000,000	4,000,125
3.750%, 12/31/28	9,000,000	9,028,477
4.000%, 10/31/29	10,000,000	10,112,500
4.625%, 04/30/29	25,400,000	26,210,617
U.S. Treasury STRIPS Coupon
Zero Coupon, 11/15/27 (a)	14,400,000	13,315,269
Total U.S. Treasury & Government Agencies (Cost $112,927,633)		113,354,553

Asset-Backed Securities—16.9%
Asset-Backed - Automobile — 4.0%
Ford Credit Auto Owner Trust
5.090%, 12/15/28	2,330,000	2,355,615
BHFTI-114

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
GM Financial Consumer Automobile Receivables Trust
4.850%, 12/18/28	4,000,000	$4,025,244
5.330%, 03/16/27	81,550	81,614
5.780%, 08/16/28	2,264,233	2,290,327
Honda Auto Receivables Owner Trust
5.410%, 02/18/28	2,029,832	2,044,914
5.670%, 06/21/28	1,969,379	1,992,680
Hyundai Auto Receivables Trust
4.990%, 02/15/29	1,230,000	1,242,207
5.480%, 04/17/28	855,571	861,882
Nissan Auto Receivables Owner Trust
4.910%, 11/15/27	2,667,570	2,675,909
Toyota Auto Receivables Owner Trust
4.830%, 10/16/28	2,330,000	2,345,532
5.330%, 01/16/29	2,730,000	2,771,560
Truist Bank Auto Credit-Linked Notes
4.728%, 09/26/33 (144A)	940,000	940,694
		23,628,178
Asset-Backed - Credit Card — 2.3%
American Express Credit Account Master Trust
4.870%, 05/15/28	3,620,000	3,639,672
BA Credit Card Trust
4.980%, 11/15/28	2,000,000	2,024,542
5.000%, 04/15/28	4,000,000	4,003,711
Discover Card Execution Note Trust
4.930%, 06/15/28	3,620,000	3,643,149
		13,311,074
Asset-Backed - Home Equity — 0.4%
Angel Oak Mortgage Trust
6.156%, SOFR30A + 1.800%, 02/25/55 (144A) (b)	282,761	284,638
FIGRE Trust
5.265%, 07/25/55 (144A) (h)	305,096	306,040
5.285%, 08/25/55 (144A) (b)	379,423	380,856
5.408%, 07/25/55 (144A) (b)	437,431	440,704
GS Mortgage-Backed Securities Trust
5.180%, 09/25/55 (144A) (h)	584,000	584,006
JP Morgan Mortgage Trust
6.089%, SOFR30A + 1.700%, 03/20/54 (144A) (b)	201,722	202,792
		2,199,036
Asset-Backed - Other — 10.2%
AGL CLO 13 Ltd.
5.373%, 3M TSFR + 1.100%, 10/20/34 (144A) (b)	850,000	851,283
Allegro CLO VII Ltd.
5.448%, 3M TSFR + 1.130%, 06/13/31 (144A) (b)	698,212	698,147
Apidos CLO XXXII Ltd.
5.426%, 3M TSFR + 1.100%, 01/20/33 (144A) (b)	1,390,408	1,391,077
Bain Capital Credit CLO Ltd.
5.232%, 3M TSFR + 0.990%, 04/18/33 (144A) (b)	1,600,000	1,600,731
Basswood Park CLO Ltd.
5.053%, 3M TSFR + 1.030%, 04/20/34 (144A) (b)	800,000	800,566
Battalion CLO IX Ltd.
5.274%, 3M TSFR + 0.960%, 07/15/31 (144A) (b)	3,000,000	3,001,047
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Bellemeade RE Ltd.
8.206%, SOFR30A + 3.850%, 09/25/31 (144A) (b)	494,000	$511,024
BlueMountain CLO Ltd.
5.411%, 3M TSFR + 1.200%, 11/15/30 (144A) (b)	1,387,434	1,387,215
Buckhorn Park CLO Ltd.
5.399%, 3M TSFR + 1.070%, 07/18/34 (144A) (b)	900,000	900,425
Carlyle Global Market Strategies CLO Ltd.
5.507%, 3M TSFR + 0.920%, 07/20/32 (144A) (b)	1,937,000	1,937,000
5.546%, 3M TSFR + 1.220%, 07/20/32 (144A) (b)	1,940,649	1,940,649
CF Hippolyta Issuer LLC
1.690%, 07/15/60 (144A)	1,137,020	976,636
Compass Datacenters Issuer II LLC
5.022%, 08/25/49 (144A)	286,000	287,375
5.316%, 05/25/50 (144A)	307,000	310,838
Cook Park CLO Ltd.
5.704%, 3M TSFR + 1.382%, 04/17/30 (144A) (b)	1,500,000	1,499,190
Countrywide Asset-Backed Certificates Trust
5.022%, 1M TSFR + 0.864%, 03/25/34 (b)	23,964	24,529
Dryden 68 CLO Ltd.
5.418%, 3M TSFR + 1.100%, 07/15/35 (144A) (b)	2,250,000	2,251,280
Dryden 80 CLO Ltd.
5.155%, 3M TSFR + 0.950%, 01/17/33 (144A) (b)	2,815,000	2,815,822
Elevation CLO Ltd.
5.246%, 3M TSFR + 0.920%, 10/20/31 (144A) (b)	563,958	563,657
FirstKey Homes Trust
1.266%, 10/19/37 (144A)	1,198,014	1,192,421
Flatiron CLO 28 Ltd.
5.333%, 3M TSFR + 1.080%, 07/15/36 (144A) (b)	3,610,000	3,614,346
GoldenTree Loan Management U.S. CLO 11 Ltd.
5.406%, 3M TSFR + 1.080%, 10/20/34 (144A) (b)	3,200,000	3,200,678
Home Partners of America Trust
2.649%, 01/17/41 (144A)	476,436	445,923
JP Morgan Mortgage Trust
5.589%, SOFR30A + 1.200%, 02/25/55 (144A) (b)	524,084	524,082
Madison Park Funding XLV Ltd.
5.398%, 3M TSFR + 1.080%, 07/15/34 (144A) (b)	2,500,000	2,501,830
Madison Park Funding XXIV Ltd.
5.446%, 3M TSFR + 1.120%, 10/20/29 (144A) (b)	738,064	738,077
Marble Point CLO XV Ltd.
5.359%, 3M TSFR + 1.040%, 07/23/32 (144A) (b)	703,987	703,692
New Economy Assets - Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	5,010,000	4,179,076
PK Alift Loan Funding 7 LP
4.750%, 03/15/43 (144A)	300,000	300,041
RAAC Trust
4.972%, 1M TSFR + 0.814%, 03/25/34 (b)	35,383	35,241
RR 14 Ltd.
5.699%, 3M TSFR + 1.382%, 04/15/36 (144A) (b)	5,382,000	5,391,519
Sound Point CLO XXII Ltd.
5.356%, 3M TSFR + 1.030%, 01/20/32 (144A) (b)	1,084,887	1,083,637
Southwick Park CLO LLC
5.326%, 3M TSFR + 1.000%, 07/20/32 (144A) (b)	1,335,000	1,334,626
Symphony CLO XXIII Ltd.
5.218%, 3M TSFR + 0.900%, 01/15/34 (144A) (b)	1,267,421	1,266,900
TCI-Flatiron CLO Ltd.
5.264%, 3M TSFR + 0.950%, 07/29/35 (144A) (b)	2,900,000	2,907,824
BHFTI-115

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
THL Credit Wind River CLO Ltd.
5.378%, 3M TSFR + 1.060%, 04/15/31 (144A) (b)	471,229	$471,284
Trinitas CLO XII Ltd.
5.309%, 3M TSFR + 1.050%, 04/25/33 (144A) (b)	1,100,000	1,102,968
Venture 41 CLO Ltd.
5.546%, 3M TSFR + 1.130%, 01/20/34 (144A) (b)	2,500,000	2,501,405
Wellfleet CLO Ltd.
5.519%, 3M TSFR + 1.200%, 01/15/35 (144A) (b)	2,900,000	2,902,265
		60,146,326
Total Asset-Backed Securities (Cost $99,942,527)		99,284,614

Agency Sponsored Mortgage-Backed Securities—11.7%
Agency Collateralized Mortgage Obligations — 10.5%
Federal Home Loan Mortgage Corp. REMICS
2.500%, 03/25/51 (i)	7,037,608	1,097,413
2.500%, 07/25/51 (i)	6,706,560	1,078,336
5.256%, SOFR30A + 0.900%, 08/25/54 (b)	1,801,326	1,802,176
5.306%, SOFR30A + 0.950%, 06/25/54 (b)	4,051,234	4,066,765
5.456%, SOFR30A + 1.100%, 02/25/54 (b)	2,697,294	2,703,883
5.456%, SOFR30A + 1.100%, 08/25/54 (b)	2,224,534	2,229,995
5.456%, SOFR30A + 1.100%, 02/25/55 (b)	1,774,601	1,778,936
5.456%, SOFR30A + 1.100%, 08/25/55 (b)	2,655,854	2,660,496
5.506%, SOFR30A + 1.150%, 03/25/55 (b)	2,152,774	2,159,058
5.506%, SOFR30A + 1.150%, 05/25/55 (b)	2,826,035	2,832,906
5.556%, SOFR30A + 1.200%, 06/25/55 (b)	2,790,488	2,790,007
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.206%, SOFR30A + 0.850%, 11/25/41 (144A) (b)	111,461	111,393
5.306%, SOFR30A + 0.950%, 01/25/45 (144A) (b)	618,112	618,498
5.320%, SOFR30A + 0.950%, 09/25/45 (144A) (b)	654,000	654,409
5.356%, SOFR30A + 1.000%, 10/25/44 (144A) (b)	181,506	181,454
5.456%, SOFR30A + 1.100%, 05/25/45 (144A) (b)	473,450	474,626
5.556%, SOFR30A + 1.200%, 08/25/44 (144A) (b)	2,111,153	2,112,462
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.306%, SOFR30A + 0.950%, 01/25/45 (144A) (b)	502,793	503,110
5.356%, SOFR30A + 1.000%, 07/25/44 (144A) (b)	453,164	453,092
5.356%, SOFR30A + 1.000%, 02/25/45 (144A) (b)	312,856	313,243
5.356%, SOFR30A + 1.000%, 05/25/45 (144A) (b)	396,833	397,263
5.406%, SOFR30A + 1.050%, 09/25/44 (144A) (b)	234,225	234,079
5.456%, SOFR30A + 1.100%, 02/25/44 (144A) (b)	607,247	606,871
5.506%, SOFR30A + 1.150%, 03/25/44 (144A) (b)	737,378	737,600
5.556%, SOFR30A + 1.200%, 01/25/42 (144A) (b)	87,502	87,474
5.806%, SOFR30A + 1.450%, 03/25/45 (144A) (b)	481,754	484,770
5.856%, SOFR30A + 1.500%, 10/25/43 (144A) (b)	1,895,886	1,897,660
7.021%, SOFR30A + 2.664%, 12/25/30 (b)	282,663	290,707
7.271%, SOFR30A + 2.914%, 02/25/30 (b)	338,179	343,746
11.421%, SOFR30A + 7.064%, 08/25/28 (b)	231,770	236,495
Federal National Mortgage Association Interest STRIPS
3.000%, 01/25/53 (i)	6,625,674	1,171,854
Federal National Mortgage Association REMICS
5.306%, SOFR30A + 0.950%, 01/25/54 (b)	1,455,303	1,460,890
5.306%, SOFR30A + 0.950%, 11/25/54 (b)	5,030,987	5,027,174
5.326%, SOFR30A + 0.970%, 08/25/54 (b)	3,000,993	3,014,172
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
5.456%, SOFR30A + 1.100%, 06/25/54 (b)	2,086,194	$2,091,194
5.456%, SOFR30A + 1.100%, 07/25/55 (b)	2,846,920	2,852,448
5.506%, SOFR30A + 1.150%, 12/25/53 (b)	2,692,904	2,702,692
5.556%, SOFR30A + 1.200%, 10/25/53 (b)	2,751,999	2,766,123
5.556%, SOFR30A + 1.200%, 05/25/54 (b)	2,026,780	2,036,375
Government National Mortgage Association REMICS
2.000%, 02/20/51 (i)	13,406,446	1,437,711
3.500%, 11/20/49 (i)	5,981,648	1,150,640
		61,650,196
Agency Mortgage-Backed Securities — 1.2%
Federal Home Loan Mortgage Corp.
3.000%, 10/01/37	2,611,796	2,501,702
3.500%, 10/01/37	2,682,690	2,599,936
Federal National Mortgage Association
5.470%, 6M RFUCCT + 0.845%, 11/01/33 (b)	230	229
5.684%, 1Y H15 + 2.068%, 03/01/30 (b)	34	34
5.795%, 6M RFUCCT + 1.170%, 03/01/28 (b)	405	404
5.800%, 1Y H15 + 1.675%, 11/01/32 (b)	5,840	5,909
5.915%, 6M RFUCCT + 1.415%, 06/01/32 (b)	5,312	5,334
5.932%, 1Y H15 + 2.270%, 08/01/30 (b)	6,176	6,230
6.038%, 6M RFUCCT + 1.413%, 11/01/34 (b)	1,302	1,311
6.040%, 6M RFUCCT + 1.415%, 12/01/32 (b)	29,911	29,973
6.047%, 6M RFUCCT + 1.400%, 03/01/35 (b)	7,455	7,514
6.050%, 1Y RFUCCT + 1.550%, 07/01/33 (b)	14,334	14,492
6.055%, 6M RFUCCT + 1.430%, 02/01/36 (b)	6,497	6,571
6.125%, 1Y RFUCCT + 1.375%, 07/01/33 (b)	8,688	8,805
6.126%, 6M RFUCCT + 1.569%, 12/01/34 (b)	8,725	8,866
6.150%, 1Y H15 + 2.150%, 08/01/33 (b)	29,344	30,032
6.163%, 6M RFUCCT + 1.538%, 09/01/35 (b)	3,651	3,687
6.195%, 6M RFUCCT + 1.570%, 11/01/35 (b)	18,030	18,527
6.223%, 1Y H15 + 2.223%, 07/01/35 (b)	5,051	5,231
6.233%, 1Y H15 + 2.059%, 07/01/33 (b)	8,865	9,036
6.237%, 6M RFUCCT + 1.585%, 03/01/36 (b)	31,117	31,730
6.245%, 6M RFUCCT + 1.620%, 11/01/32 (b)	2,440	2,457
6.280%, 1Y RFUCCT + 1.655%, 08/01/34 (b)	629	641
6.286%, 6M RFUCCT + 1.535%, 04/01/36 (b)	4,304	4,349
6.289%, 1Y H15 + 2.244%, 03/01/38 (b)	2,853	2,924
6.293%, 1Y H15 + 2.169%, 07/01/33 (b)	13,970	14,286
6.332%, 6M RFUCCT + 1.635%, 03/01/37 (b)	828	856
6.352%, 1Y H15 + 2.181%, 11/01/35 (b)	337,146	345,666
6.354%, 1Y H15 + 2.215%, 08/01/29 (b)	38	38
6.380%, 1Y RFUCCT + 1.569%, 11/01/36 (b)	175	178
6.395%, 1Y H15 + 2.270%, 01/01/29 (b)	707	710
6.395%, 1Y RFUCCT + 1.645%, 09/01/39 (b)	853	874
6.402%, 1Y H15 + 2.152%, 12/01/33 (b)	17,900	18,279
6.404%, 1Y H15 + 2.258%, 09/01/36 (b)	129	133
6.405%, 1Y RFUCCT + 1.530%, 02/01/33 (b)	20,793	21,147
6.425%, 1Y RFUCCT + 1.550%, 02/01/44 (b)	24,009	24,542
6.432%, 1Y RFUCCT + 1.682%, 05/01/33 (b)	2,435	2,468
6.446%, 1Y RFUCCT + 1.696%, 08/01/37 (b)	2,618	2,696
6.477%, 1Y RFUCCT + 1.602%, 03/01/33 (b)	8,223	8,364
6.492%, 1Y RFUCCT + 1.621%, 01/01/36 (b)	10,345	10,540
6.520%, 1Y H15 + 2.270%, 01/01/32 (b)	2,895	2,942
6.523%, 1Y H15 + 2.366%, 01/01/32 (b)	78	78
BHFTI-116

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.525%, 1Y H15 + 2.275%, 06/01/35 (b)	29,292	$30,110
6.526%, 1Y H15 + 2.360%, 11/01/34 (b)	450,124	468,120
6.534%, 1Y RFUCCT + 1.668%, 11/01/36 (b)	330,389	338,799
6.535%, 1Y H15 + 2.285%, 02/01/35 (b)	22,284	22,912
6.565%, 6M RFUCCT + 1.940%, 06/01/28 (b)	288	291
6.571%, 1Y H15 + 2.405%, 07/01/28 (b)	140	141
6.583%, 1Y RFUCCT + 1.833%, 08/01/32 (b)	22,677	23,070
6.585%, 1Y RFUCCT + 1.585%, 02/01/36 (b)	8,044	8,230
6.594%, 1Y RFUCCT + 1.844%, 09/01/37 (b)	570	587
6.615%, 1Y RFUCCT + 1.690%, 11/01/35 (b)	1,918	1,955
6.653%, 1Y RFUCCT + 1.778%, 12/01/35 (b)	77,393	79,322
6.709%, 1Y H15 + 2.178%, 09/01/33 (b)	663	667
6.722%, 1Y H15 + 2.479%, 09/01/33 (b)	213	215
6.731%, 6M RFUCCT + 2.106%, 09/01/33 (b)	14,374	14,466
6.731%, 1Y H15 + 2.481%, 04/01/36 (b)	797	824
6.748%, 1Y RFUCCT + 1.815%, 03/01/36 (b)	7,578	7,719
6.750%, 1Y RFUCCT + 1.750%, 04/01/34 (b)	11,505	11,687
6.810%, 1Y RFUCCT + 1.810%, 04/01/40 (b)	399	409
6.825%, 1Y RFUCCT + 1.825%, 03/01/36 (b)	11,054	11,280
6.844%, 1Y RFUCCT + 1.708%, 09/01/35 (b)	427,213	441,945
6.875%, 6M RFUCCT + 2.250%, 10/01/33 (b)	12,581	12,978
6.935%, 1Y RFUCCT + 1.810%, 04/01/35 (b)	68,538	70,326
6.956%, 1Y RFUCCT + 1.905%, 11/01/35 (b)	126,377	130,391
6.998%, 1Y H15 + 1.998%, 10/01/32 (b)	2,968	3,014
7.025%, 6M RFUCCT + 2.275%, 08/01/32 (b)	1,693	1,726
7.156%, 1Y RFUCCT + 1.656%, 10/01/36 (b)	576	591
7.265%, 1Y RFUCCT + 1.765%, 10/01/33 (b)	9,894	10,038
		7,451,534
Total Agency Sponsored Mortgage-Backed Securities (Cost $68,989,361)		69,101,730

Non-Agency Mortgage-Backed Securities—8.0%
Collateralized Mortgage Obligations — 5.8%
A&D Mortgage Trust
6.733%, 07/25/68 (144A) (h)	420,614	424,657
Adjustable Rate Mortgage Trust
5.481%, 02/25/35 (b)	142,528	141,906
BRAVO Residential Funding Trust
3.500%, 10/25/44 (144A) (b)	606,404	581,862
6.191%, 03/25/64 (144A) (h)	1,289,515	1,304,959
6.285%, 02/25/64 (144A) (h)	266,035	269,302
6.394%, 10/25/63 (144A) (h)	748,329	756,509
6.435%, 05/25/63 (144A) (h)	1,585,035	1,595,330
6.505%, 06/25/63 (144A) (h)	155,876	157,112
6.602%, 09/25/63 (144A) (h)	293,231	295,895
CAFL Issuer LP
5.684%, 05/28/40 (144A) (h)	227,000	228,853
CHL Mortgage Pass-Through Trust
4.964%, 07/25/34 (b)	129,946	123,939
COLT Mortgage Loan Trust
4.301%, 03/25/67 (144A) (b)	737,149	734,548
5.835%, 02/25/69 (144A) (h)	840,521	847,124
5.903%, 12/25/68 (144A) (h)	432,930	436,407
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Credit Suisse First Boston Mortgage Securities Corp.
5.000%, 01/25/38	33,476	$18,902
Cross Mortgage Trust
5.883%, 04/25/70 (144A) (b)	326,086	330,468
6.085%, 12/25/68 (144A) (h)	1,153,658	1,164,645
Deephaven Residential Mortgage Trust
5.735%, 07/25/69 (144A) (h)	792,116	800,177
GS Mortgage-Backed Securities Trust
5.689%, SOFR30A + 1.300%, 02/25/56 (144A) (b)	240,000	239,979
HOMES Trust
5.915%, 07/25/69 (144A) (h)	372,529	376,378
Imperial Fund Mortgage Trust
5.941%, 02/25/68 (144A) (h)	572,175	571,986
JP Morgan Mortgage Trust
2.500%, 06/25/52 (144A) (b)	616,201	549,910
5.919%, 06/25/54 (144A) (h)	305,704	308,134
LHOME Mortgage Trust
5.612%, 04/25/40 (144A) (b)	185,000	186,766
Merrill Lynch Mortgage Investors Trust
5.012%, 1M TSFR + 0.854%, 03/25/28 (b)	25,946	25,269
Mill City Mortgage Loan Trust
3.250%, 05/25/62 (144A) (b)	148,241	147,109
3.500%, 04/25/66 (144A) (b)	743,057	730,564
Morgan Stanley Residential Mortgage Loan Trust
5.706%, SOFR30A + 1.350%, 09/25/54 (144A) (b)	767,069	765,940
6.152%, 12/25/68 (144A) (h)	911,399	920,715
New York Mortgage Trust
4.947%, 1M TSFR + 0.789%, 02/25/36 (b)	17,182	16,988
OBX Trust
2.500%, 10/25/51 (144A) (b)	243,624	218,026
4.922%, 1M TSFR + 0.764%, 06/25/57 (144A) (b)	197,548	193,641
5.878%, 12/25/63 (144A) (h)	404,027	407,320
5.928%, 11/25/63 (144A) (h)	535,398	539,755
6.067%, 01/25/64 (144A) (h)	303,285	306,447
6.129%, 12/25/63 (144A) (h)	484,964	490,722
6.233%, 05/25/64 (144A) (h)	810,108	821,371
6.465%, 10/25/63 (144A) (h)	1,320,026	1,335,304
Onity Loan Investment Trust
3.000%, 06/25/38 (144A) (b)	447,720	436,973
PRKCM Trust
6.333%, 03/25/59 (144A) (h)	277,103	280,350
6.431%, 05/25/59 (144A) (h)	295,309	299,771
Provident Funding Mortgage Trust
2.500%, 10/25/51 (144A) (b)	464,913	413,986
PSMC Trust
2.500%, 08/25/51 (144A) (b)	2,229,436	2,012,163
Sequoia Mortgage Trust
4.890%, 1M TSFR + 0.754%, 11/20/34 (b)	77,764	73,689
Station Place Securitization Trust
5.057%, 1M TSFR + 0.900%, 09/23/26 (144A) (b)	2,040,000	2,043,191
5.222%, 1M TSFR + 0.900%, 10/27/25 (144A) (b)	1,800,000	1,810,894
5.223%, 1M TSFR + 0.900%, 07/23/26 (144A) (b)	2,052,000	2,066,881
Toorak Mortgage Trust
5.524%, 02/25/40 (144A) (h)	270,000	271,780
Towd Point Mortgage Trust
3.000%, 06/25/58 (144A) (b)	1,107,516	1,052,437
BHFTI-117

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Towd Point Mortgage Trust
3.750%, 03/25/58 (144A) (b)	259,029	$252,318
3.750%, 05/25/58 (144A) (b)	1,244,336	1,223,608
Verus Securitization Trust
6.095%, 02/25/69 (144A) (h)	181,695	183,595
6.218%, 06/25/69 (144A) (h)	509,755	516,615
6.338%, 04/25/69 (144A) (h)	622,177	630,780
6.665%, 09/25/68 (144A) (h)	155,526	157,304
6.876%, 11/25/68 (144A) (b)	507,826	515,743
WaMu Mortgage Pass-Through Certificates Trust
4.732%, 1M TSFR + 0.574%, 04/25/45 (b)	314,858	321,881
		33,928,878
Commercial Mortgage-Backed Securities — 2.2%
BBCMS Mortgage Trust
1.395%, 05/15/58 (b) (i)	11,515,491	549,988
BMO Mortgage Trust
1.580%, 05/15/58 (b) (i)	7,922,595	418,868
BX Commercial Mortgage Trust
4.965%, 1M TSFR + 0.814%, 09/15/36 (144A) (b)	1,889,215	1,883,311
BX Mortgage Trust
4.954%, 1M TSFR + 0.804%, 10/15/36 (144A) (b)	2,643,000	2,636,409
BX Trust
5.641%, 1M TSFR + 1.491%, 04/15/37 (144A) (b)	1,660,828	1,661,347
Citigroup Commercial Mortgage Trust
2.450%, 07/10/49	447,449	443,884
COMM Mortgage Trust
4.200%, 02/10/48 (b)	442,000	423,524
CSAIL Commercial Mortgage Trust
1.207%, 03/15/53 (b) (i)	14,350,751	518,910
3.718%, 08/15/48	12,955	12,926
GS Mortgage Securities Trust
0.727%, 02/13/53 (b) (i)	26,891,033	573,164
3.050%, 05/10/49	320,000	317,808
JPMBB Commercial Mortgage Securities Trust
3.576%, 03/17/49	1,043,000	1,039,034
Morgan Stanley Bank of America Merrill Lynch Trust
3.994%, 12/15/49 (b)	602,000	594,773
4.068%, 12/15/47	355,000	349,744
Wells Fargo Commercial Mortgage Trust
1.155%, 10/15/52 (b) (i)	15,078,135	510,488
3.695%, 11/15/48	121,704	121,459
4.776%, 11/15/48 (b)	916,000	898,207
4.853%, 01/15/59 (b)	321,000	314,579
		13,268,423
Total Non-Agency Mortgage-Backed Securities (Cost $47,810,323)		47,197,301

Floating Rate Loans (j)—3.9%
Aerospace/Defense — 0.1%
Barnes Group, Inc.
2025 Term Loan B, 6.913%, 1M TSFR + 2.750%, 01/27/32	248,750	249,333
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
TransDigm, Inc.
2025 Term Loan K, 6.252%, 3M TSFR + 2.250%, 03/22/30	250,000	$249,942
		499,275
Airlines — 0.1%
American Airlines, Inc.
2023 1st Lien Term Loan, 6.258%, 6M TSFR + 2.250%, 06/04/29	238,600	238,351
AS Mileage Plan IP Ltd.
Term Loan B, 6.075%, 3M TSFR + 1.750%, 10/15/31	135,920	136,486
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.196%, 3M TSFR + 2.000%, 02/22/31	198,386	199,275
WestJet Loyalty LP
Term Loan B, 7.252%, 3M TSFR + 3.250%, 02/14/31	236,400	236,966
		811,078
Apparel — 0.0%
Hanesbrands, Inc.
2025 Term Loan B, 6.913%, 1M TSFR + 2.750%, 03/07/32	190,566	191,757
Auto Parts & Equipment — 0.1%
American Axle and Manufacturing, Inc.
2025 Incremental Term Loan C, 02/24/32 (k)	118,159	117,716
Clarios Global LP
2025 USD Term Loan B, 6.913%, 1M TSFR + 2.750%, 01/28/32	259,980	259,818
First Brands Group LLC
2021 Term Loan, 9.570%, 3M TSFR + 5.000%, 03/30/27	153,217	56,179
		433,713
Beverages — 0.1%
Primo Brands Corp.
2025 Term Loan B, 6.252%, 3M TSFR + 2.250%, 03/31/28	339,517	339,851
Building Materials — 0.2%
Chamberlain Group, Inc.
2025 Term Loan B, 7.163%, 1M TSFR + 3.000%, 09/08/32	30,625	30,675
EMRLD Borrower LP
2024 Term Loan B, 6.122%, 6M TSFR + 2.250%, 08/04/31	70,297	70,110
Term Loan B, 6.449%, 3M TSFR + 2.250%, 05/31/30	238,131	237,768
Knife River Holdco
Term Loan, 6.123%, 3M TSFR + 2.000%, 03/08/32	19,005	19,076
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.413%, 1M TSFR + 2.250%, 03/19/29	248,111	248,498
2025 Term Loan B, 6.413%, 1M TSFR + 2.250%, 02/10/32	89,207	89,274
Smyrna Ready Mix Concrete LLC
2025 Term Loan B, 04/02/29 (k)	28,102	28,243
Watlow Electric Manufacturing Co.
Term Loan B, 7.308%, 3M TSFR + 3.000%, 03/02/28	190,675	191,062
		914,706
Chemicals — 0.2%
A-AP Buyer, Inc.
Term Loan B, 6.752%, 3M TSFR + 2.750%, 09/09/31	100,436	101,000
BHFTI-118

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (j)—(Continued)
Security Description	Principal Amount*	Value

Chemicals—(Continued)
Albaugh LLC
2022 Term Loan B, 7.913%, 1M TSFR + 3.750%, 04/06/29	228,589	$229,161
Fortis 333, Inc.
USD Term Loan B, 7.502%, 3M TSFR + 3.500%, 03/29/32	43,750	43,559
Illuminate Buyer LLC
2024 1st Lien Term Loan B, 6.663%, 1M TSFR + 2.500%, 12/31/29	59,173	59,380
INEOS Quattro Holdings U.K. Ltd.
2023 USD 1st Lien Term Loan B, 8.513%, 1M TSFR + 4.250%, 04/02/29	338,633	308,156
Paint Intermediate III LLC
2024 Term Loan B, 7.242%, 3M TSFR + 3.000%, 10/09/31	249,373	249,217
Solstice Advanced Materials, Inc.
Term Loan B, 09/17/32 (k)	90,036	90,374
		1,080,847
Commercial Services — 0.5%
Albion Financing 3 SARL
2025 USD Term Loan, 7.215%, 3M TSFR + 3.000%, 05/21/31	28,082	28,205
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.513%, 1M TSFR + 3.250%, 08/20/32	135,548	136,172
APi Group DE, Inc.
2025 Term Loan, 5.913%, 1M TSFR + 1.750%, 01/03/29	250,000	250,098
Boost Newco Borrower LLC
2025 USD Term Loan B2, 6.002%, 3M TSFR + 2.000%, 01/31/31	248,750	249,341
Camelot U.S. Acquisition LLC
2024 Term Loan B, 6.913%, 1M TSFR + 2.750%, 01/31/31	250,000	248,802
Cimpress PLC
2024 Term Loan B, 6.663%, 1M TSFR + 2.500%, 05/17/28	148,872	149,430
Creative Artists Agency LLC
2025 Repriced Term Loan B, 6.663%, 1M TSFR + 2.500%, 10/01/31	248,750	249,320
Garda World Security Corp.
2025 Term Loan B, 7.174%, 1M TSFR + 3.000%, 02/01/29	248,750	249,216
Nuvei Technologies Corp.
2025 Repriced Term Loan B, 6.913%, 1M TSFR + 2.750%, 11/17/31	244,282	244,609
PG Investment Co. 59 SARL
Term Loan B, 6.913%, 3M TSFR + 2.750%, 03/26/31	82,555	82,941
Prime Security Services Borrower LLC
2025 Incremental Term Loan B, 6.005%, 1M TSFR + 1.750%, 03/07/32	248,750	247,351
TTF Holdings LLC
2024 Term Loan, 7.794%, 6M TSFR + 3.750%, 07/18/31	81,235	77,173
Veritiv Corp.
Term Loan B, 8.002%, 3M TSFR + 4.000%, 11/30/30	241,067	239,486
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.663%, 1M TSFR + 2.500%, 01/30/31	243,383	242,756
		2,694,900
Computers — 0.1%
Clover Holdings 2 LLC
Term Loan B, 7.942%, 1M TSFR + 3.750%, 12/09/31	47,387	47,466
Security Description	Principal Amount*	Value

Computers—(Continued)
Imprivata, Inc.
2025 Term Loan B, 7.002%, 3M TSFR + 3.000%, 12/01/27	57,160	$57,460
KnowBe4, Inc.
2025 Term Loan, 8.064%, 3M TSFR + 3.750%, 07/23/32	93,750	93,984
McAfee LLC
2024 USD 1st Lien Term Loan B, 7.223%, 1M TSFR + 3.000%, 03/01/29	248,125	237,787
Nielsen Consumer, Inc.
2025 USD Term Loan, 6.663%, 1M TSFR + 3.250%, 03/06/28	248,752	248,558
		685,255
Distribution/Wholesale — 0.0%
Core & Main LP
2024 Term Loan D, 6.166%, 1M TSFR + 2.000%, 07/27/28	145,961	146,371
Diversified Financial Services — 0.2%
Citadel Securities LP
2024 First Lien Term Loan, 6.163%, 1M TSFR + 2.000%, 10/31/31	373,674	374,741
CPI Holdco B LLC
2024 Incremental Term Loan B, 6.163%, 1M TSFR + 2.000%, 05/17/31	249,370	249,370
Edelman Financial Center LLC
2024 Term Loan, 7.163%, 1M TSFR + 3.000%, 04/07/28	330,101	330,642
Jane Street Group LLC
2024 Term Loan B1, 6.199%, 3M TSFR + 2.000%, 12/15/31	245,490	243,975
Speed Midco 3 SARL
2025 USD Term Loan, 09/23/32 (k)	73,099	73,145
		1,271,873
Electric — 0.0%
Calpine Construction Finance Co. LP
2023 Refinancing Term Loan B, 6.163%, 1M TSFR + 2.000%, 07/31/30	100,000	100,132
Calpine Corp.
2024 Term Loan B10, 5.913%, 1M TSFR + 1.750%, 01/31/31	149,624	149,638
		249,770
Electronics — 0.0%
MV Holding GmbH
2025 USD Term Loan B, 6.413%, 1M TSFR + 2.250%, 03/17/32	22,615	22,671
Pinnacle Buyer LLC
Delayed Draw Term Loan, 09/10/32 (k)	14,050	14,082
Term Loan, 09/10/32 (k)	73,058	73,226
		109,979
Engineering & Construction — 0.1%
Brand Industrial Services, Inc.
2024 Term Loan B, 8.796%, 3M TSFR + 4.500%, 08/01/30	248,111	225,285
Radar Bidco SARL
2024 USD Term Loan, 7.558%, 3M TSFR + 3.500%, 04/04/31	83,332	83,852
		309,137
BHFTI-119

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (j)—(Continued)
Security Description	Principal Amount*	Value

Entertainment — 0.2%
Banijay Entertainment SAS
2025 USD Term Loan B3, 7.023%, 1M TSFR + 2.750%, 03/01/28	44,097	$44,276
Caesars Entertainment, Inc.
Term Loan B, 6.413%, 1M TSFR + 2.250%, 02/06/30	86,016	85,944
Flutter Financing BV
2024 Term Loan B, 5.752%, 3M TSFR + 1.750%, 11/30/30	248,106	247,719
Great Canadian Gaming Corp.
2024 Term Loan B, 8.753%, 3M TSFR + 4.750%, 11/01/29	150,000	145,055
GVC Holdings Gibraltar Ltd.
2024 USD Term Loan B3, 6.610%, 6M TSFR + 2.750%, 10/31/29	99,000	99,099
Scientific Games Holdings LP
2024 USD Term Loan B, 7.286%, 3M TSFR + 3.000%, 04/04/29	265,397	263,572
		885,665
Food — 0.1%
Aspire Bakeries Holdings LLC
2025 Term Loan B, 7.663%, 1M TSFR + 3.500%, 12/23/30	87,572	88,065
Froneri Lux Finco SARL
2024 USD Term Loan B4, 6.197%, 6M TSFR + 2.000%, 09/30/31	232,409	230,985
		319,050
Food Service — 0.0%
Aramark Services, Inc.
2024 Term Loan B8, 6.163% - 6.199%, 1M TSFR + 2.000%, 3M TSFR + 2.000%, 06/22/30 (l)	22,475	22,587
Golden State Foods LLC
Term Loan B, 8.002%, 1M TSFR + 3.750%, 12/04/31	67,120	67,389
		89,976
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
2025 Term Loan B, 8.413%, 1M TSFR + 4.250%, 01/15/31	235,450	236,039
Healthcare-Services — 0.1%
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 8.425%, 1M TSFR + 4.250%, 02/11/28	77,204	77,179
Dermatology Intermediate Holdings III, Inc.
2022 Term Loan B, 03/30/29 (k)	124,678	117,820
Phoenix Guarantor, Inc.
2024 Term Loan B, 6.663%, 1M TSFR + 2.500%, 02/21/31	98,752	98,925
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.645%, 1M TSFR + 4.250%, 10/01/28	245,524	245,393
		539,317
Holding Companies-Diversified — 0.0%
Forward Air Corp.
Term Loan B, 8.810%, 3M TSFR + 4.500%, 12/19/30	250,000	249,375
Home Builders — 0.0%
Tecta America Corp.
2025 Term Loan B, 7.163%, 1M TSFR + 3.000%, 02/18/32	71,250	71,584
Security Description	Principal Amount*	Value

Home Furnishings — 0.1%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.280%, 1M TSFR + 3.000%, 07/31/28	452,397	$453,892
Housewares — 0.0%
Hunter Douglas, Inc.
2025 USD Term Loan B, 7.252%, 3M TSFR + 3.250%, 01/20/32	223,834	224,068
Insurance — 0.2%
Alliant Holdings Intermediate LLC
2025 Term Loan B, 6.666%, 1M TSFR + 2.500%, 09/19/31	248,125	247,723
AmWINS Group, Inc.
2025 Term Loan B, 6.252%, 3M TSFR + 2.250%, 01/30/32	260,410	260,508
Asurion LLC
2021 Second Lien Term Loan B4, 9.528%, 1M TSFR + 5.250%, 01/20/29	144,707	138,855
2023 Term Loan B11, 8.513%, 1M TSFR + 4.250%, 08/19/28	245,592	246,574
Broadstreet Partners, Inc.
2024 Term Loan B4, 6.913%, 1M TSFR + 2.750%, 06/13/31	237,069	237,546
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.663%, 1M TSFR + 2.500%, 07/31/31	220,269	220,214
		1,351,420
Internet — 0.1%
CNT Holdings I Corp.
2025 Term Loan, 6.558%, 3M TSFR + 2.250%, 11/08/32	99,500	99,558
MH Sub I LLC
2023 Term Loan, 8.252%, 3M TSFR + 4.250%, 05/03/28	146,624	141,630
2024 Term Loan B4, 8.413%, 1M TSFR + 4.250%, 12/31/31	99,242	91,509
		332,697
Leisure Time — 0.0%
Horizon U.S. Finco LP
Term Loan B, 8.808%, 3M TSFR + 4.500%, 10/31/31	248,024	243,374
Machinery-Construction & Mining — 0.0%
WEC U.S. Holdings Ltd.
2024 Term Loan, 6.530%, 1M TSFR + 2.250%, 01/27/31	248,744	249,150
Machinery-Diversified — 0.1%
CPM Holdings, Inc.
2023 Term Loan, 8.780%, 1M TSFR + 4.500%, 09/28/28	236,391	236,095
Crown Equipment Corp.
2025 Term Loan B, 6.530%, 1M TSFR + 2.250%, 10/10/31	249,374	250,309
Roper Industrial Products Investment Co. LLC
2024 USD 1st Lien Term Loan B, 6.752%, 3M TSFR + 2.750%, 11/22/29	247,876	248,522
		734,926
Media — 0.0%
Charter Communications Operating LLC
2024 Term Loan B5, 6.541%, 3M TSFR + 2.250%, 12/15/31	248,125	248,319
BHFTI-120

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (j)—(Continued)
Security Description	Principal Amount*	Value

Metal Fabricate/Hardware — 0.1%
Crosby U.S. Acquisition Corp.
2024 1st Lien Term Loan B, 7.663%, 1M TSFR + 3.500%, 08/16/29	98,585	$99,078
Tiger Acquisition LLC
2025 Term Loan B, 6.635%, 1M TSFR + 2.500%, 08/23/32	41,667	41,583
Zekelman Industries, Inc.
2024 Term Loan B, 6.408%, 1M TSFR + 2.250%, 01/24/31	236,400	237,050
		377,711
Oil & Gas — 0.0%
Delek U.S. Holdings, Inc.
2022 Term Loan B, 7.763%, 1M TSFR + 3.500%, 11/19/29	149,616	149,559
Hilcorp Energy I LP
Term Loan B, 6.150%, 1M TSFR + 2.000%, 02/11/30	113,714	114,117
		263,676
Oil & Gas Services — 0.1%
Deep Blue Operating I LLC
Term Loan, 09/17/32 (k)	49,722	49,846
Star Holding LLC
2024 1st Lien Term Loan B, 8.663%, 1M TSFR + 4.500%, 07/31/31	248,120	246,686
		296,532
Packaging & Containers — 0.0%
Owens-Illinois Group, Inc.
2025 Term Loan B, 09/24/32 (k)	123,640	123,563
Pipelines — 0.1%
Epic Crude Services LP
2025 Term Loan B, 6.828%, 3M TSFR + 2.500%, 10/15/31	139,190	139,451
Oryx Midstream Services Permian Basin LLC
2025 Term Loan B, 6.416%, 1M TSFR + 2.250%, 10/05/28	157,212	157,507
UGI Energy Services LLC
2024 Term Loan B, 6.663%, 1M TSFR + 2.500%, 02/22/30	166,447	167,435
		464,393
Real Estate — 0.0%
Cushman & Wakefield U.S. Borrower LLC
2025 Term Loan B3, 6.913%, 1M TSFR + 2.750%, 01/31/30	227,400	228,821
Retail — 0.4%
1011778 B.C. Unlimited Liability Co.
2024 Term Loan B6, 5.913%, 1M TSFR + 1.750%, 09/20/30	248,116	247,712
Dave & Buster's, Inc.
2024 Term Loan B, 7.563%, 3M TSFR + 3.250%, 06/29/29	250,000	234,010
Flynn Restaurant Group LP
2025 Incremental Term Loan, 7.913%, 1M TSFR + 3.750%, 01/28/32	213,546	214,213
General Nutrition Centers, Inc.
2020 2nd Lien Term Loan, 10.263%, 1M TSFR + 6.100%, 10/07/26	215,807	146,749
Great Outdoors Group LLC
2025 Term Loan B, 7.413%, 1M TSFR + 3.250%, 01/23/32	209,037	209,592
Highline Aftermarket Acquisition LLC
2025 Term Loan B, 7.699%, 3M TSFR + 3.500%, 02/19/30	242,429	243,035
Security Description	Principal Amount*	Value

Retail—(Continued)
Kodiak Building Partners, Inc.
2024 Term Loan B, 7.752%, 3M TSFR + 3.750%, 12/04/31	226,646	$225,938
Michaels Cos., Inc.
2021 Term Loan B, 8.513%, 3M TSFR + 4.250%, 04/17/28	260	242
Peer Holding III B.V.
2025 USD Term Loan B5B, 6.502%, 3M TSFR + 2.500%, 07/01/31	177,471	177,887
Petco Health & Wellness Co., Inc.
2021 Term Loan B, 7.513%, 3M TSFR + 3.250%, 03/03/28	125,000	121,987
Specialty Building Products Holdings LLC
2021 Term Loan B, 8.013%, 1M TSFR + 3.750%, 10/15/28	248,210	239,585
Whatabrands LLC
2024 1st Lien Term Loan B, 6.663%, 1M TSFR + 2.500%, 08/03/28	56,163	56,273
White Cap Buyer LLC
2024 Term Loan B, 7.416%, 1M TSFR + 3.250%, 10/19/29	138,011	138,199
		2,255,422
Semiconductors — 0.0%
Altar Bidco, Inc.
2021 Term Loan, 02/01/29 (k)	199,484	199,672
Software — 0.4%
Adeia, Inc.
2025 Repriced Term Loan, 6.663%, 1M TSFR + 2.500%, 06/08/28	191,537	192,614
Central Parent, Inc.
2024 Term Loan B, 7.252%, 3M TSFR + 3.250%, 07/06/29	267,672	231,927
Cloudera, Inc.
2021 Term Loan, 8.013%, 1M TSFR + 3.750%, 10/08/28	248,072	244,506
ConnectWise LLC
2021 Term Loan B, 7.763%, 3M TSFR + 3.500%, 09/29/28	89,743	90,002
CoreLogic, Inc.
Term Loan, 7.778%, 1M TSFR + 3.500%, 06/02/28	248,062	248,372
Cotiviti Corp.
2024 Term Loan, 05/01/31 (k)	124,685	123,633
Flash Charm, Inc.
2024 Term Loan, 7.796%, 3M TSFR + 3.500%, 03/02/28	248,108	219,575
Kaseya, Inc.
2025 1st Lien Term Loan B, 7.413%, 1M TSFR + 3.250%, 03/20/32	247,077	247,739
Playtika Holding Corp.
2021 Term Loan B1, 7.028%, 1M TSFR + 2.750%, 03/13/28	248,052	244,603
Skopima Merger Sub, Inc.
2024 Repriced Term Loan, 7.913%, 1M TSFR + 3.750%, 05/12/28	248,125	210,906
		2,053,877
Transportation — 0.2%
First Student Bidco, Inc.
2025 Term Loan B, 6.711%, 3M TSFR + 2.500%, 08/15/30	189,761	190,117
2025 Term Loan C, 6.711%, 3M TSFR + 2.500%, 08/15/30	58,186	58,295
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.413%, 1M TSFR + 3.250%, 01/25/29	257,398	254,180
Rand Parent LLC
2025 Term Loan B, 7.002%, 3M TSFR + 3.000%, 03/18/30	248,747	247,918
BHFTI-121

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (j)—(Continued)
Short-Term Investments—2.2%
Security Description	Principal Amount*/ Shares	Value

Transportation—(Continued)
Worldwide Express Operations LLC
2024 Term Loan B, 8.002%, 3M TSFR + 4.000%, 07/26/28	267,606	$266,435
		1,016,945
Total Floating Rate Loans (Cost $23,539,872)		23,247,976

Municipals—1.8%
Curators of the University of Missouri
2.012%, 11/01/27	2,000,000	1,926,098
Empire State Development Corp.
2.250%, 03/15/26	5,950,000	5,900,983
Golden State Tobacco Securitization Corp.
3.850%, 06/01/50	1,325,000	1,207,246
Texas State University System
2.351%, 03/15/26	1,385,000	1,376,982
Total Municipals (Cost $10,634,356)		10,411,309

Foreign Government—0.4%
Electric — 0.1%
Korea Electric Power Corp.
5.375%, 04/06/26 (144A)	800,000	804,896
Sovereign — 0.3%
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	900,000	913,104
Peru Government International Bonds
2.783%, 01/23/31 (a)	600,000	552,480
		1,465,584
Total Foreign Government (Cost $2,325,271)		2,270,480

Common Stocks—0.0%
Retail — 0.0%
KSouth Africa Ltd. (d) (e) (m)	40,457	618
KSouth Africa Ltd. - Class A (d) (e) (m)	8,217,950	0
KSouth Africa Ltd. - Class B (d) (e) (m)	817,800	0
Party City Holdco, Inc. (d) (e) (m)	8	0
Total Common Stocks (Cost $487,730)		618

Escrow Shares—0.0%
Oil & Gas — 0.0%
Sanchez Energy Corp. (c) (Cost $1,200,000)	1,200,000	120

Security Description	Principal Amount*/ Shares	Value

Discount Note—2.2%
Federal Home Loan Bank
Zero Coupon, 10/01/25 (n)	12,919,000	$12,917,554
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $114,251; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/27, with a market value of $116,640	114,241	114,241
Total Short-Term Investments (Cost $13,033,241)		13,031,795

Securities Lending Reinvestments (o)—12.0%
Short-Term Investment Funds—0.5%
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (p)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (p)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (p)	1,000,000	1,000,000
		3,000,000

Certificates of Deposit—1.6%
Bank of Montreal
4.510%, SOFR + 0.350%, 05/14/26 (b)	2,000,000	1,999,997
Canadian Imperial Bank of Commerce (NY)
4.510%, SOFR + 0.380%, 08/11/26 (b)	1,300,000	1,301,007
Credit Agricole Corp. and Investment Bank
4.370%, SOFR + 0.240%, 12/03/25 (b)	2,000,000	1,999,956
National Bank of Canada
4.360%, SOFR + 0.200%, 02/11/26 (b)	1,000,000	999,806
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (b)	2,000,000	2,000,110
Standard Chartered Bank
4.390%, SOFR + 0.260%, 02/06/26 (b)	1,000,000	1,000,174
		9,301,050
Commercial Paper—0.3%
Ionic Funding LLC
4.130%, 10/02/25	1,500,000	1,499,638
Repurchase Agreements—8.4%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $3,000,352; collateralized by various Common Stock with an aggregate market value of $3,337,007	3,000,000	3,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $7,000,830; collateralized by various Common Stock with an aggregate market value of $7,786,350	7,000,000	7,000,000
BHFTI-122

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (o)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $2,000,232; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $2,040,001	2,000,000	$2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $2,047,836; collateralized by various Common Stock with an aggregate market value of $2,200,001	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $2,200,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $2,244,000	2,200,000	2,200,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,083,320; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $2,124,739	2,083,077	2,083,077
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $10,008,361; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $11,121,879	10,000,000	10,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $4,016,956; collateralized by various Common Stock with an aggregate market value of $4,444,982	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $2,400,273; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $2,448,000	2,400,000	2,400,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $13,001,513; collateralized by various Common Stock with an aggregate market value of $14,301,664	13,000,000	13,000,000
		49,683,077
Time Deposits—1.2%
Canadian Imperial Bank
4.060%, 10/01/25	1,000,000	1,000,000
DNB Bank ASA
4.040%, 10/01/25	2,000,000	2,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	1,000,000	1,000,000
Skandinaviska (NY)
4.060%, 10/01/25	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
Svenska (NY)
4.060%, 10/01/25	2,000,000	$2,000,000
		7,000,000
Total Securities Lending Reinvestments (Cost $70,482,905)		70,483,765
Total Investments—111.7% (Cost $659,326,433)		657,182,993
Other assets and liabilities (net)—(11.7)%		(68,795,963)
Net Assets—100.0%		$588,387,030

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2025, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $77,999,349 and the collateral received consisted of cash in the amount of $70,481,873 and non-cash collateral with a value of $9,919,379. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2025, the market value of securities pledged was $2,073,758.
(h)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	Interest only security.
(j)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more

BHFTI-123

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(k)	This loan will settle after September 30, 2025, at which time the interest rate will be determined.
(l)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of September 30, 2025.
(m)	Non-income producing security.
(n)	The rate shown represents current yield to maturity.
(o)	Represents investment of cash collateral received from securities on loan as of
September 30, 2025.
(p)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$190,085,249, which is 32.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
KSouth Africa Ltd., 3.000%, 12/31/49	04/15/13-12/31/18	USD	712,186	$1,372,248	$0
KSouth Africa Ltd., 25.000%, 12/31/49	12/22/16-12/31/18	USD	313,720	313,720	0
					$0
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/25	572	USD	119,203,907	$(85,513)
U.S. Treasury Note 5 Year Futures	12/31/25	141	USD	15,396,539	(32,139)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/25	(23)	USD	(2,587,500)	1,406
U.S. Treasury Note Ultra 10 Year Futures	12/19/25	(5)	USD	(575,391)	(2,741)
Net Unrealized Depreciation					$(118,987)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	4.000%	Annually	08/26/27	USD	7,900,000	$85,120	$2,236	$82,884
Pay	12M SOFR	Annually	4.110%	Annually	02/24/27	USD	76,500,000	611,451	87,034	524,417
Receive	12M SOFR	Annually	4.000%	Annually	02/26/35	USD	2,300,000	(68,348)	1,135	(69,483)
Receive	12M SOFR	Annually	4.060%	Annually	02/25/30	USD	17,100,000	(481,510)	4,728	(486,238)
Totals								$146,713	$95,133	$51,580
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.S45	1.000%	Quarterly	12/20/30	0.519%	USD	31,925,000	$723,356	$731,449	$(8,093)
BHFTI-124

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	06/21/27	CBNA	0.438%	USD	685,000	$6,455	$(42,415)	$48,870
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.S39 (15-25% Tranche)	5.000%	Quarterly	12/21/27	JPMC	0.967%	USD	1,900,000	$164,432	$51,216	$113,216
CDX.NA.IG.S41 (3-7% Tranche)	1.000%	Quarterly	12/21/28	CBNA	0.309%	USD	5,000,000	105,592	(107,593)	213,185
Totals								$270,024	$(56,377)	$326,401

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Securities in the amount of $204,373 have been received at the custodian bank as collateral for OTC swap contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$5,720,642	$—	$5,720,642
Agriculture	—	916,191	—	916,191
Airlines	—	497,860	—	497,860
Apparel	—	112,052	—	112,052
Auto Manufacturers	—	9,742,216	—	9,742,216
Banks	—	72,171,098	—	72,171,098
Beverages	—	2,231,088	—	2,231,088
Biotechnology	—	629,708	—	629,708
Building Materials	—	2,821,589	—	2,821,589
Chemicals	—	1,778,898	—	1,778,898
Commercial Services	—	1,406,772	—	1,406,772
Cosmetics/Personal Care	—	3,364,691	—	3,364,691
Diversified Financial Services	—	9,432,624	—	9,432,624
Electric	—	16,190,639	—	16,190,639
Electrical Components & Equipment	—	1,132,539	—	1,132,539
Entertainment	—	1,877,825	—	1,877,825
Food	—	3,783,611	—	3,783,611
Gas	—	319,656	—	319,656
Healthcare-Products	—	2,907,723	—	2,907,723
Healthcare-Services	—	5,695,093	—	5,695,093
Home Builders	—	3,034,261	—	3,034,261
Insurance	—	11,466,748	—	11,466,748
Leisure Time	—	306,296	—	306,296
Lodging	—	1,165,369	—	1,165,369
BHFTI-125

Brighthouse Funds Trust I
Brighthouse/Franklin Low Duration Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Machinery-Construction & Mining	$—	$525,390	$—	$525,390
Machinery-Diversified	—	1,187,413	—	1,187,413
Media	—	2,364,915	—	2,364,915
Mining	—	1,127,479	—	1,127,479
Multi-National	—	1,301,316	—	1,301,316
Oil & Gas	—	8,868,637	—	8,868,637
Packaging & Containers	—	717,486	—	717,486
Pharmaceuticals	—	6,061,945	—	6,061,945
Pipelines	—	5,089,749	—	5,089,749
Real Estate Investment Trusts	—	8,052,807	—	8,052,807
Retail	—	—	0	0
Semiconductors	—	5,733,742	—	5,733,742
Software	—	1,416,116	—	1,416,116
Telecommunications	—	4,795,510	—	4,795,510
Transportation	—	36,388	—	36,388
Trucking & Leasing	—	2,814,650	—	2,814,650
Total Corporate Bonds & Notes	—	208,798,732	0	208,798,732
Total U.S. Treasury & Government Agencies*	—	113,354,553	—	113,354,553
Total Asset-Backed Securities*	—	99,284,614	—	99,284,614
Total Agency Sponsored Mortgage-Backed Securities*	—	69,101,730	—	69,101,730
Total Non-Agency Mortgage-Backed Securities*	—	47,197,301	—	47,197,301
Total Floating Rate Loans*	—	23,247,976	—	23,247,976
Total Municipals*	—	10,411,309	—	10,411,309
Total Foreign Government*	—	2,270,480	—	2,270,480
Total Common Stocks*	—	—	618	618
Total Escrow Shares*	—	120	—	120
Total Short-Term Investments*	—	13,031,795	—	13,031,795
Securities Lending Reinvestments
Short-Term Investment Funds	3,000,000	—	—	3,000,000
Certificates of Deposit	—	9,301,050	—	9,301,050
Commercial Paper	—	1,499,638	—	1,499,638
Repurchase Agreements	—	49,683,077	—	49,683,077
Time Deposits	—	7,000,000	—	7,000,000
Total Securities Lending Reinvestments	3,000,000	67,483,765	—	70,483,765
Total Investments	$3,000,000	$654,182,375	$618	$657,182,993
Collateral for Securities Loaned (Liability)	$—	$(70,481,873)	$—	$(70,481,873)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,406	$—	$—	$1,406
Futures Contracts (Unrealized Depreciation)	(120,393)	—	—	(120,393)
Total Futures Contracts	$(118,987)	$—	$—	$(118,987)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$607,301	$—	$607,301
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(563,814)	—	(563,814)
Total Centrally Cleared Swap Contracts	$—	$43,487	$—	$43,487
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$276,479	$—	$276,479

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTI-126

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Foreign Government—82.0% of Net Assets

Security Description	Principal Amount*	Value

Australia — 10.6%
New South Wales Treasury Corp.
1.750%, 03/20/34 (AUD)	6,419,000	$3,367,550
2.000%, 03/08/33 (AUD)	16,478,000	9,164,821
Queensland Treasury Corp.
1.750%, 07/20/34 (AUD) (144A)	15,808,000	8,160,593
2.000%, 08/22/33 (AUD)	9,320,000	5,086,639
Treasury Corp. of Victoria
2.000%, 11/20/37 (AUD)	23,416,000	10,967,687
2.250%, 11/20/34 (AUD)	2,047,000	1,092,417
		37,839,707
Brazil — 8.9%
Brazil Notas do Tesouro Nacional
10.000%, 01/01/29 (BRL)	10,615,000	1,833,777
10.000%, 01/01/31 (BRL)	132,631,000	21,825,536
10.000%, 01/01/33 (BRL)	52,045,000	8,251,528
		31,910,841
Colombia — 7.3%
Colombia TES
6.250%, 07/09/36 (COP)	4,082,000,000	718,703
7.000%, 03/26/31 (COP)	9,039,100,000	1,917,829
7.000%, 06/30/32 (COP)	19,600,000,000	3,999,544
7.250%, 10/18/34 (COP)	11,954,000,000	2,350,849
7.750%, 09/18/30 (COP)	30,604,100,000	6,901,407
9.250%, 05/28/42 (COP)	18,685,000,000	3,885,403
13.250%, 02/09/33 (COP)	22,995,000,000	6,335,700
		26,109,435
Egypt — 7.4%
Egypt Government International Bonds
8.500%, 01/31/47 (144A)	2,830,000	2,493,087
8.700%, 03/01/49 (144A)	1,700,000	1,509,004
8.750%, 09/30/51 (144A)	1,430,000	1,273,740
8.875%, 05/29/50 (144A)	3,810,000	3,431,853
Egypt Treasury Bills
24.500%, 12/02/25 (EGP) (a)	892,900,000	17,829,605
		26,537,289
Ghana — 0.8%
Republic of Ghana Government Bonds
8.350%, 3.350% PIK, 02/16/27 (GHS) (b)	5,711,308	412,520
8.500%, 3.500% PIK, 02/15/28 (GHS) (b)	5,369,603	364,052
8.650%, 3.650% PIK, 02/13/29 (GHS) (b)	6,642,607	426,442
8.800%, 3.800% PIK, 02/12/30 (GHS) (b)	5,865,285	359,642
8.950%, 3.950% PIK, 02/11/31 (GHS) (b)	6,806,162	401,401
9.100%, 4.100% PIK, 02/10/32 (GHS) (b)	4,631,448	264,760
9.250%, 4.250% PIK, 02/08/33 (GHS) (b)	4,060,546	226,388
9.400%, 4.400% PIK, 02/07/34 (GHS) (b)	1,440,492	78,768
9.550%, 4.550% PIK, 02/06/35 (GHS) (b)	803,785	43,325
9.700%, 4.700% PIK, 02/05/36 (GHS) (b)	1,234,209	65,864
9.850%, 4.850% PIK, 02/03/37 (GHS) (b)	942,653	49,995
10.000%, 5.000% PIK, 02/02/38 (GHS) (b)	1,364,921	72,174
		2,765,331
Security Description	Principal Amount*	Value
Greece — 1.5%
Hellenic Republic Government Bonds
3.375%, 06/15/34 (EUR) (144A)	2,265,000	$2,682,803
4.250%, 06/15/33 (EUR) (144A)	2,004,000	2,531,020
		5,213,823
India — 6.2%
India Government Bonds
6.790%, 05/15/27 (INR)	24,810,000	282,773
6.790%, 10/07/34 (INR)	234,400,000	2,657,105
7.100%, 04/18/29 (INR)	131,600,000	1,526,522
7.100%, 04/08/34 (INR)	95,110,000	1,099,056
7.180%, 08/14/33 (INR)	778,400,000	9,027,139
7.260%, 08/22/32 (INR)	658,300,000	7,684,491
		22,277,086
Malaysia — 8.6%
Malaysia Government Bonds
3.582%, 07/15/32 (MYR)	29,727,000	7,129,959
3.733%, 06/15/28 (MYR)	7,220,000	1,741,456
3.885%, 08/15/29 (MYR)	1,440,000	350,296
3.899%, 11/16/27 (MYR)	72,760,000	17,580,048
4.498%, 04/15/30 (MYR)	16,474,000	4,118,359
		30,920,118
Mexico — 3.7%
Mexico Bonos
7.750%, 05/29/31 (MXN)	19,550,000	1,040,179
8.500%, 03/01/29 (MXN)	35,670,000	1,971,584
8.500%, 05/31/29 (MXN)	86,600,000	4,788,665
8.500%, 02/28/30 (MXN)	99,060,000	5,463,432
		13,263,860
Norway — 4.5%
Norway Government Bonds
1.750%, 02/17/27 (NOK) (144A)	164,831,000	16,062,729
Panama — 4.7%
Panama Government International Bonds
2.252%, 09/29/32	340,000	274,788
3.298%, 01/19/33	290,000	248,661
6.400%, 02/14/35 (c)	3,100,000	3,201,370
6.700%, 01/26/36	310,000	326,910
6.875%, 01/31/36 (c)	1,970,000	2,091,943
8.000%, 03/01/38	9,500,000	10,811,950
		16,955,622
South Africa — 6.6%
Republic of South Africa Government Bonds
8.500%, 01/31/37 (ZAR)	167,321,000	8,913,472
8.750%, 01/31/44 (ZAR)	81,417,600	4,098,948
8.875%, 02/28/35 (ZAR)	19,320,000	1,097,305
9.000%, 01/31/40 (ZAR)	180,730,000	9,576,542
		23,686,267
BHFTI-127

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*/ Shares	Value
South Korea — 3.7%
Korea Treasury Bonds
3.125%, 09/10/27 (KRW)	18,121,100,000	$13,050,709
Spain — 4.4%
Spain Government Bonds
3.150%, 04/30/35 (EUR) (144A)	12,510,000	14,630,534
3.550%, 10/31/33 (EUR) (144A)	1,037,000	1,262,793
		15,893,327
Uruguay — 3.1%
Uruguay Government International Bonds
3.875%, 07/02/40 (UYU) (d)	421,624,250	11,243,666
Total Foreign Government (Cost $294,700,443)		293,729,810

Corporate Bonds & Notes—4.3%
Supranational — 4.3%
International Bank for Reconstruction & Development
6.890%, 02/06/30 (INR)	900,000,000	10,209,503
7.070%, 06/26/29 (MXN)	98,200,000	5,316,170
		15,525,673
Total Corporate Bonds & Notes (Cost $15,930,153)		15,525,673

Short-Term Investments—12.4%
U.S. Treasury — 7.3%
U.S. Treasury Bills
3.950%, 10/02/25 (a)	26,000,000	25,997,096
Discount Note — 5.1%
Federal Home Loan Bank
Zero Coupon, 10/01/25 (a)	18,200,000	18,197,963
Repurchase Agreement — 0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25 with a maturity value of $179,766; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $183,488	179,751	179,751
Total Short-Term Investments (Cost $44,376,898)		44,374,810

Securities Lending Reinvestments (e)—0.6%
Short-Term Investment Funds — 0.5%
Allspring Government Money Market Fund, Select Class, 4.070% (f)	250,000	250,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.020% (f)	250,000	250,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.000% (f)	250,000	250,000
Fidelity Investments Money Market Government Portfolio, Institutional Class , 4.040% (f)	250,000	250,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds — (Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.990% (f)	250,000	$250,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.050% (f)	250,000	250,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.050% (f)	250,000	250,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.060% (f)	125,000	125,000
		1,875,000

Repurchase Agreements — 0.1%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $19,293; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $19,677	19,291	19,291
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $235,813; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $240,502	235,786	235,786
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $20,505; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $20,913	20,503	20,503
		275,580
Total Securities Lending Reinvestments (Cost $2,150,580)		2,150,580
Total Purchased Options—0.1%(g) (Cost $923,467)		369,226
Total Investments—99.4% (Cost $358,081,541)		356,150,099
Other assets and liabilities (net)—0.6%		2,155,207
Net Assets—100.0%		$358,305,306

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(c)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $2,240,477 and the collateral received consisted of cash in the amount of $2,150,580 and non-cash collateral with a value of $159,574. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(d)	Principal amount of security is adjusted for inflation.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
BHFTI-128

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
(g)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was $54,038,156, which is 15.1% of net assets.
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	1,979,400,000	HSBC	10/27/25	USD	2,112,442	$(53,378)
CLP	2,435,700,000	HSBC	12/16/25	USD	2,549,937	(16,620)
CLP	2,238,400,000	JPMC	10/27/25	USD	2,388,162	(59,674)
CLP	1,521,500,000	JPMC	12/04/25	USD	1,561,586	21,000
EGP	171,631,000	HSBC	06/17/26	USD	3,200,578	16,829
EUR	4,120,123	BOA	10/15/25	USD	4,781,324	59,748
EUR	4,370,000	BBP	10/16/25	USD	5,072,915	62,069
EUR	1,236,000	BNP	10/15/25	USD	1,434,261	18,018
JPY	187,851,130	JPMC	02/13/26	USD	1,295,605	(8,788)
JPY	4,008,433,000	MSCS	10/07/25	USD	28,027,864	(908,427)
JPY	1,546,844,000	MSCS	10/07/25	USD	10,903,711	(438,389)
JPY	5,555,277,000	MSCS	11/10/25	USD	37,723,508	(6,466)
JPY	4,929,871,000	MSCS	11/10/25	USD	33,476,644	(5,738)
KRW	19,421,000,000	JPMC	12/17/25	USD	14,057,094	(162,525)
MXN	3,953,377	BNP	12/10/25	USD	210,090	4,197
MXN	10,878,660	BNP	02/27/26	USD	574,678	10,067
MXN	4,025,000	HSBC	12/10/25	USD	213,885	4,284
MXN	22,784,239	HSBC	02/27/26	USD	1,203,681	21,009
MXN	239,610,000	JPMC	02/27/26	USD	12,659,692	219,735
RSD	188,900,280	DBAG	01/20/26	USD	1,876,617	14,266
RSD	831,323,473	DBAG	03/17/26	USD	8,329,060	(14,085)
RSD	104,954,000	DBAG	04/01/26	USD	1,047,612	1,927

Contracts to Deliver
CNH	44,737,762	CBNA	11/17/25	USD	6,292,231	(1,122)
CNH	44,960,770	CBNA	02/24/26	USD	6,333,930	(29,935)
CNH	2,301,915	DBAG	12/17/25	USD	323,325	(1,146)
CNH	44,926,665	DBAG	02/24/26	USD	6,328,323	(30,714)
CNH	75,487,460	HSBC	12/17/25	USD	10,643,730	3,245
CNH	154,661,000	HSBC	03/30/26	USD	21,939,598	5,114
CNH	35,742,451	JPMC	11/21/25	USD	5,004,123	(25,221)
CNH	167,009,000	MSCS	01/26/26	USD	23,647,225	48,127
EUR	4,120,123	BOA	10/15/25	USD	4,845,964	4,893
EUR	8,778,795	BBP	10/16/25	USD	10,316,735	1,181
EUR	1,236,000	BNP	10/15/25	USD	1,453,373	1,095
EUR	8,779,000	JPMC	10/16/25	USD	10,318,696	2,901
JPY	5,555,277,000	MSCS	10/07/25	USD	37,588,101	3,342
Net Unrealized Depreciation						$(1,239,181)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	153.720	11/06/25	MSCS	48,772,000	USD	48,772,000	$154,705	$49,211	$(105,494)
USD Put / JPY Call	JPY	135.000	11/06/25	MSCS	24,386,000	USD	24,386,000	23,288	3,731	(19,557)
BHFTI-129

Brighthouse Funds Trust I
Brighthouse/Templeton International Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Purchased Options — (Continued)
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put / JPY Call	JPY	142.500	11/06/25	MSCS	121,929,000	USD	121,929,000	$745,474	$316,284	$(429,190)
Totals								$923,467	$369,226	$(554,241)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call / JPY Put	JPY	150.530	11/06/25	MSCS	(48,772,000)	USD	(48,772,000)	$(380,226)	$(182,505)	$197,721
USD Put / JPY Call	JPY	138.000	11/06/25	MSCS	(121,929,000)	USD	(121,929,000)	(249,955)	(64,013)	185,942
Totals								$(630,181)	$(246,518)	$383,663
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$293,729,810	$—	$293,729,810
Total Corporate Bonds & Notes*	—	15,525,673	—	15,525,673
Total Short-Term Investments*	—	44,374,810	—	44,374,810
Securities Lending Reinvestments
Short-Term Investment Funds	1,875,000	—	—	1,875,000
Repurchase Agreements	—	275,580	—	275,580
Total Securities Lending Reinvestments	1,875,000	275,580	—	2,150,580
Total Purchased Options At Value*	—	369,226	—	369,226
Total Investments	$1,875,000	$354,275,099	$—	$356,150,099
Collateral for Securities Loaned (Liability)	$—	$(2,150,580)	$—	$(2,150,580)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	—	523,047	—	523,047
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,762,228)	—	(1,762,228)
Total Forward Contracts	$—	$(1,239,181)	$—	$(1,239,181)
Total Written Options at Value	$—	$(246,518)	$—	$(246,518)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-130

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.5%
Boeing Co. (a)	52,289	$11,285,535
L3Harris Technologies, Inc.	7,726	2,359,598
Loar Holdings, Inc. (a) (b)	17,913	1,433,040
Northrop Grumman Corp.	16,543	10,079,981
RTX Corp.	18,797	3,145,302
StandardAero, Inc. (a) (b)	289,902	7,911,425
		36,214,881
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	104,508	13,836,859
Automobile Components — 0.3%
Goodyear Tire & Rubber Co. (a) (b)	337,729	2,526,213
Modine Manufacturing Co. (a) (b)	35,328	5,022,228
		7,548,441
Automobiles — 1.5%
Tesla, Inc. (a)	84,715	37,674,455
Banks — 3.1%
JPMorgan Chase & Co.	18,867	5,951,218
KeyCorp	710,093	13,271,638
Wells Fargo & Co.	682,916	57,242,019
		76,464,875
Beverages — 1.2%
Celsius Holdings, Inc. (a)	52,818	3,036,507
Coca-Cola Co.	219,227	14,539,135
Monster Beverage Corp. (a)	76,832	5,171,562
PepsiCo, Inc.	37,283	5,236,024
Vita Coco Co., Inc. (a)	53,915	2,289,770
		30,272,998
Biotechnology — 2.1%
AbbVie, Inc.	48,353	11,195,654
Akero Therapeutics, Inc. (a) (b)	10,237	486,053
Alnylam Pharmaceuticals, Inc. (a) (b)	3,740	1,705,440
Argenx SE (ADR) (a)	3,630	2,677,343
Ascendis Pharma AS (ADR) (a)	6,647	1,321,490
Avidity Biosciences, Inc. (a)	40,722	1,774,257
Cytokinetics, Inc. (a)	49,249	2,706,725
Disc Medicine, Inc. (a)	9,282	613,355
Exact Sciences Corp. (a)	3,296	180,324
Gilead Sciences, Inc.	68,788	7,635,468
Ionis Pharmaceuticals, Inc. (a)	10,760	703,919
Kymera Therapeutics, Inc. (a)	11,694	661,880
Merus NV (a)	4,558	429,136
Metsera, Inc. (a) (b)	16,052	840,001
Monopar Therapeutics, Inc. (a)	7,818	638,496
Natera, Inc. (a)	1,472	236,948
Newamsterdam Pharma Co. NV (a) (b)	82,600	2,349,144
PTC Therapeutics, Inc. (a)	12,425	762,522
Revolution Medicines, Inc. (a) (b)	37,442	1,748,541
Scholar Rock Holding Corp. (a) (b)	14,040	522,850
Soleno Therapeutics, Inc. (a) (b)	10,226	691,278
Ultragenyx Pharmaceutical, Inc. (a) (b)	14,279	429,512
Security Description	Shares	Value
Biotechnology—(Continued)
United Therapeutics Corp. (a)	8,752	$3,668,926
Vertex Pharmaceuticals, Inc. (a)	20,602	8,068,567
		52,047,829
Broadline Retail — 4.6%
Amazon.com, Inc. (a)	515,837	113,262,330
Building Products — 0.7%
AAON, Inc. (b)	99,198	9,269,061
Builders FirstSource, Inc. (a)	18,827	2,282,774
Johnson Controls International PLC	55,733	6,127,843
		17,679,678
Capital Markets — 4.7%
ARES Management Corp. - Class A	58,797	9,401,052
Goldman Sachs Group, Inc.	58,201	46,348,367
Intercontinental Exchange, Inc.	117,606	19,814,259
KKR & Co., Inc.	313,720	40,767,914
		116,331,592
Chemicals — 1.4%
Celanese Corp. (b)	57,505	2,419,811
FMC Corp. (b)	95,351	3,206,654
Ingevity Corp. (a)	17,175	947,888
Linde PLC	39,672	18,844,200
PPG Industries, Inc. (b)	89,003	9,355,105
		34,773,658
Commercial Services & Supplies — 1.0%
Clean Harbors, Inc. (a) (b)	78,212	18,162,391
Waste Connections, Inc.	34,316	6,032,753
		24,195,144
Communications Equipment — 0.6%
Arista Networks, Inc. (a)	100,118	14,588,194
Construction & Engineering — 0.1%
Fluor Corp. (a)	76,720	3,227,610
Construction Materials — 0.5%
James Hardie Industries PLC (a) (b)	692,434	13,301,657
Consumer Staples Distribution & Retail — 2.2%
Casey's General Stores, Inc. (b)	5,283	2,986,586
Kroger Co.	61,436	4,141,401
Performance Food Group Co. (a) (b)	54,050	5,623,362
U.S. Foods Holding Corp. (a)	190,653	14,607,833
Walmart, Inc.	273,072	28,142,800
		55,501,982
Containers & Packaging — 0.2%
Packaging Corp. of America	19,809	4,316,975
Distributors — 0.5%
Pool Corp.	39,918	12,377,374
BHFTI-131

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electric Utilities — 1.3%
American Electric Power Co., Inc.	116,197	$13,072,163
NextEra Energy, Inc.	70,863	5,349,448
PG&E Corp.	973,316	14,677,605
		33,099,216
Electrical Equipment — 0.3%
Vertiv Holdings Co. - Class A	41,725	6,294,634
Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	23,721	3,778,281
Coherent Corp. (a) (b)	64,803	6,980,579
Flex Ltd. (a)	161,597	9,367,778
		20,126,638
Entertainment — 1.5%
Netflix, Inc. (a)	18,276	21,911,462
Walt Disney Co.	140,137	16,045,686
		37,957,148
Financial Services — 4.0%
Berkshire Hathaway, Inc. - Class B (a)	91,462	45,981,606
Equitable Holdings, Inc. (b)	202,717	10,293,969
Mastercard, Inc. - Class A	73,046	41,549,295
		97,824,870
Food Products — 0.1%
Freshpet, Inc. (a) (b)	57,022	3,142,482
Gas Utilities — 0.5%
Atmos Energy Corp. (b)	69,374	11,845,611
Ground Transportation — 0.3%
Knight-Swift Transportation Holdings, Inc.	181,250	7,161,188
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	65,076	8,716,280
Align Technology, Inc. (a)	9,740	1,219,643
Boston Scientific Corp. (a)	55,107	5,380,096
Cooper Cos., Inc. (a)	49,249	3,376,511
Edwards Lifesciences Corp. (a)	88,518	6,884,045
Intuitive Surgical, Inc. (a)	19,169	8,572,952
LivaNova PLC (a)	20,837	1,091,442
Medtronic PLC	58,187	5,541,730
Stryker Corp. (b)	1,679	620,676
		41,403,375
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc. (a)	68,984	1,708,044
Cencora, Inc. (b)	26,263	8,207,975
CVS Health Corp.	71,769	5,410,665
Elevance Health, Inc.	11,260	3,638,331
HCA Healthcare, Inc.	13,435	5,725,997
Labcorp Holdings, Inc. (b)	17,496	5,022,402
UnitedHealth Group, Inc.	55,345	19,110,629
		48,824,043
Security Description	Shares	Value
Health Care REITs — 0.9%
Welltower, Inc.	119,773	$21,336,362
Health Care Technology — 0.0%
HeartFlow, Inc. (a) (b)	16,900	568,854
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc. - Class A (a)	71,454	8,675,945
Flutter Entertainment PLC (a)	29,131	7,399,274
Hyatt Hotels Corp. - Class A (b)	117,943	16,739,650
Marriott International, Inc. - Class A (b)	28,099	7,318,103
Royal Caribbean Cruises Ltd.	30,126	9,748,171
Starbucks Corp. (b)	62,136	5,256,706
Wingstop, Inc. (b)	17,176	4,322,856
		59,460,705
Household Durables — 0.2%
Champion Homes, Inc. (a) (b)	65,645	5,013,309
Household Products — 0.0%
Church & Dwight Co., Inc. (b)	12,736	1,116,056
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	54,333	10,644,921
Insurance — 1.9%
American International Group, Inc.	115,504	9,071,684
Chubb Ltd.	41,024	11,579,024
Everest Group Ltd.	18,565	6,502,020
Hamilton Insurance Group Ltd. - Class B (a)	148,671	3,687,041
Marsh & McLennan Cos., Inc.	85,214	17,173,177
		48,012,946
Interactive Media & Services — 6.5%
Alphabet, Inc. - Class A	523,321	127,219,335
Meta Platforms, Inc. - Class A	44,809	32,906,834
		160,126,169
IT Services — 0.5%
Snowflake, Inc. - Class A (a)	50,180	11,318,099
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc. - Class A (a) (b)	37,026	432,834
Agilent Technologies, Inc.	42,370	5,438,190
Bio-Techne Corp. (b)	20,599	1,145,922
Danaher Corp.	30,313	6,009,855
ICON PLC (a) (b)	8,727	1,527,225
Thermo Fisher Scientific, Inc.	21,102	10,234,892
		24,788,918
Machinery — 0.8%
IDEX Corp. (b)	45,285	7,370,587
Ingersoll Rand, Inc. (b)	39,573	3,269,521
Middleby Corp. (a)	49,571	6,589,473
PACCAR, Inc.	28,510	2,803,103
		20,032,684
BHFTI-132

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Media — 0.2%
New York Times Co. - Class A	105,325	$6,045,655
Metals & Mining — 0.3%
Nucor Corp.	46,139	6,248,605
Multi-Utilities — 0.7%
Sempra	191,103	17,195,448
Oil, Gas & Consumable Fuels — 3.7%
EQT Corp.	114,318	6,222,329
Exxon Mobil Corp.	352,198	39,710,325
Marathon Petroleum Corp.	56,262	10,843,938
Shell PLC (ADR) (b)	304,561	21,785,248
Targa Resources Corp.	71,015	11,897,853
		90,459,693
Personal Care Products — 0.8%
BellRing Brands, Inc. (a) (b)	132,144	4,803,434
elf Beauty, Inc. (a) (b)	14,258	1,888,900
Unilever PLC (ADR)	220,549	13,074,145
		19,766,479
Pharmaceuticals — 3.8%
AstraZeneca PLC (ADR)	97,928	7,513,036
Eli Lilly & Co.	50,444	38,488,772
GSK PLC (ADR) (b)	183,206	7,907,171
Haleon PLC (ADR) (b)	1,087,942	9,758,840
Johnson & Johnson	56,711	10,515,353
Merck & Co., Inc.	226,616	19,019,881
Structure Therapeutics, Inc. (ADR) (a) (b)	59,416	1,663,648
		94,866,701
Professional Services — 0.2%
KBR, Inc.	123,715	5,850,482
Residential REITs — 0.3%
Camden Property Trust	65,121	6,953,620
Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices, Inc. (a)	144,343	23,353,254
Broadcom, Inc.	224,578	74,090,528
First Solar, Inc. (a)	18,816	4,149,493
MKS, Inc.	36,477	4,514,758
NVIDIA Corp.	1,164,022	217,183,225
NXP Semiconductors NV	34,806	7,926,370
		331,217,628
Software — 11.7%
Autodesk, Inc. (a)	57,787	18,357,196
Figma, Inc. - Class A (a) (b)	88,787	4,605,382
Intuit, Inc.	21,777	14,871,731
Microsoft Corp.	338,197	175,169,136
Oracle Corp.	48,963	13,770,354
Palantir Technologies, Inc. - Class A (a) (b)	42,508	7,754,309
SAP SE (ADR) (b)	53,739	14,359,598
ServiceNow, Inc. (a)	18,655	17,167,824
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Synopsys, Inc. (a)	44,113	$21,764,913
		287,820,443
Specialty Retail — 1.6%
Burlington Stores, Inc. (a) (b)	31,574	8,035,583
Lowe's Cos., Inc.	80,216	20,159,083
O'Reilly Automotive, Inc. (a)	68,669	7,403,205
Williams-Sonoma, Inc.	25,539	4,991,597
		40,589,468
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	620,447	157,984,420
NetApp, Inc.	52,654	6,237,393
		164,221,813
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. (a) (b)	43,385	4,397,938
Tobacco — 0.5%
British American Tobacco PLC (ADR)	41,185	2,186,100
Philip Morris International, Inc.	56,128	9,103,961
		11,290,061
Trading Companies & Distributors — 0.8%
Ferguson Enterprises, Inc.	17,101	3,840,542
WESCO International, Inc.	49,170	10,399,455
WW Grainger, Inc. (b)	4,980	4,745,741
		18,985,738
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	91,450	21,891,301
Total Common Stocks (Cost $1,983,054,460)		2,461,515,833

Short-Term Investments—0.5%
Repurchase Agreement—0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $13,427,907; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $13,695,420	13,426,788	13,426,788
Total Short-Term Investments (Cost $13,426,788)		13,426,788

Securities Lending Reinvestments (c)—4.3%
Short-Term Investment Funds—0.2%
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (d)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.040% (d)	500,000	500,000
		5,500,000
BHFTI-133

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—0.5%
Bank of Montreal
4.500%, SOFR + 0.370%, 08/07/26 (e)	2,500,000	$2,500,630
Commonwealth Bank of Australia
4.510%, SOFR + 0.380%, 04/13/26 (e)	1,000,000	1,000,967
Credit Agricole Corp. and Investment Bank
4.370%, SOFR + 0.240%, 12/03/25 (e)	2,000,000	1,999,956
Mizuho Bank Ltd.
4.400%, SOFR + 0.240%, 01/13/26 (e)	1,500,000	1,500,128
4.450%, SOFR + 0.290%, 11/13/25 (e)	2,000,000	2,000,266
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 12/15/25 (e)	1,000,000	1,000,131
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (e)	1,000,000	1,000,055
Sumitomo Mitsui Banking Corp.
4.360%, SOFR + 0.230%, 01/30/26 (e)	1,000,000	1,000,101
Toronto-Dominion Bank
4.450%, SOFR + 0.290%, 03/20/26 (e)	1,000,000	1,000,277
		13,002,511
Commercial Paper—0.2%
Ionic Funding LLC
4.130%, 10/02/25	2,500,000	2,499,397
Old Line Funding LLC
4.310%, SOFR + 0.150%, 10/06/25 (e)	2,000,000	1,999,998
		4,499,395
Repurchase Agreements—2.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $5,000,593; collateralized by various Common Stock with an aggregate market value of $5,561,679	5,000,000	5,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $1,517,312; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $1,671,022	1,500,000	1,500,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $5,000,581; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $5,100,002	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $10,239,178; collateralized by various Common Stock with an aggregate market value of $11,000,003	10,000,000	10,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $500,058; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $510,000	500,000	$500,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $10,031,062; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $10,230,492	10,029,894	10,029,894
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $500,059; collateralized by various Common Stock with an aggregate market value of $557,547	500,000	500,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $9,201,094; collateralized by various Common Stock with an aggregate market value of $10,258,866	9,200,000	9,200,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $5,004,181; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $5,560,939	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/25 at 4.330%, due on 10/07/25 with a maturity value of $15,012,629; collateralized by various Common Stock with an aggregate market value of $16,727,088	15,000,000	15,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $500,057; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $510,000	500,000	500,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $2,629,896; collateralized by various Common Stock with an aggregate market value of $2,925,260	2,629,585	2,629,585
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $4,000,466; collateralized by various Common Stock with an aggregate market value of $4,400,518	4,000,000	4,000,000
		70,859,479
Time Deposits—0.5%
Banco Santander SA
4.090%, 10/01/25	1,000,000	1,000,000
Canadian Imperial Bank
4.060%, 10/01/25	1,000,000	1,000,000
DNB Bank ASA
4.040%, 10/01/25	2,000,000	2,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	1,000,000	1,000,000
BHFTI-134

Brighthouse Funds Trust I
Brighthouse/Wellington Large Cap Research Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
First Abu Dhabi Bank USA NV
4.080%, 10/01/25	4,000,000	$4,000,000
Nordea Bank Abp
4.060%, 10/01/25	1,000,000	1,000,000
Skandinaviska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
		12,000,000
Total Securities Lending Reinvestments (Cost $105,859,211)		105,861,385
Total Investments—104.5% (Cost $2,102,340,459)		2,580,804,006
Other assets and liabilities (net)—(4.5)%		(112,019,165)
Net Assets—100.0%		$2,468,784,841

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $163,468,977 and the collateral received consisted of cash in the amount of $105,857,498 and non-cash collateral with a value of $60,539,259. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(e)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,461,515,833	$—	$—	$2,461,515,833
Total Short-Term Investments*	—	13,426,788	—	13,426,788
Securities Lending Reinvestments
Short-Term Investment Funds	5,500,000	—	—	5,500,000
Certificates of Deposit	—	13,002,511	—	13,002,511
Commercial Paper	—	4,499,395	—	4,499,395
Repurchase Agreements	—	70,859,479	—	70,859,479
Time Deposits	—	12,000,000	—	12,000,000
Total Securities Lending Reinvestments	5,500,000	100,361,385	—	105,861,385
Total Investments	$2,467,015,833	$113,788,173	$—	$2,580,804,006
Collateral for Securities Loaned (Liability)	$—	$(105,857,498)	$—	$(105,857,498)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-135

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Australia — 5.9%
Charter Hall Group (REIT)	613,469	$9,264,819
Goodman Group (REIT)	1,086,106	23,647,682
Ingenia Communities Group (REIT)	878,152	3,165,137
Stockland (REIT)	3,917,386	15,913,609
		51,991,247
Belgium — 0.7%
Montea NV (REIT)	36,309	2,932,926
Warehouses De Pauw CVA (REIT)	118,962	2,986,106
		5,919,032
Canada — 3.1%
Boardwalk Real Estate Investment Trust (REIT) (a)	89,139	4,427,807
Canadian Apartment Properties REIT (REIT) (a)	301,539	8,818,450
Granite Real Estate Investment Trust (REIT)	92,447	5,136,830
H&R Real Estate Investment Trust (REIT) (a)	521,353	4,214,429
Killam Apartment Real Estate Investment Trust (REIT) (a)	202,585	2,615,832
Primaris Real Estate Investment Trust (REIT) (a)	190,309	2,096,312
		27,309,660
France — 3.9%
Carmila SA (REIT) (b)	160,029	3,317,175
Klepierre SA (REIT)	328,095	12,780,007
Mercialys SA (REIT)	262,901	3,386,242
Unibail-Rodamco-Westfield (REIT) (b)	137,872	14,539,299
		34,022,723
Germany — 2.2%
Aroundtown SA (b)	682,728	2,617,800
Grand City Properties SA	205,202	2,709,129
Sirius Real Estate Ltd. (REIT)	1,279,328	1,684,761
TAG Immobilien AG	264,344	4,570,268
Vonovia SE	247,938	7,738,232
		19,320,190
Hong Kong — 3.5%
Henderson Land Development Co. Ltd. (a)	3,382,945	11,941,478
Hongkong Land Holdings Ltd.	678,500	4,293,547
Link (REIT)	1,202,788	6,186,859
Swire Properties Ltd.	2,774,600	7,893,894
		30,315,778
Japan — 9.1%
Activia Properties, Inc. (REIT) (a)	1,925	1,752,973
AEON REIT Investment Corp. (REIT) (a)	2,637	2,311,831
Daiwa Office Investment Corp. (REIT) (a)	2,745	6,774,879
Frontier Real Estate Investment Corp. (REIT)	5,000	3,018,960
Invincible Investment Corp. (REIT)	13,271	6,055,582
Japan Hotel REIT Investment Corp. (REIT)	9,589	5,781,589
Japan Metropolitan Fund Invest (REIT)	10,078	7,749,012
LaSalle Logiport REIT (REIT)	3,527	3,422,307
Mitsui Fudosan Co. Ltd.	1,658,100	18,113,423
Nippon Prologis REIT, Inc. (REIT) (a)	9,725	5,681,996
Orix JREIT, Inc. (REIT)	12,912	8,747,976
Security Description	Shares	Value
Japan — (Continued)
Sumitomo Realty & Development Co. Ltd.	233,400	$10,296,842
		79,707,370
Netherlands — 0.6%
CTP NV	156,219	3,478,141
Eurocommercial Properties NV (REIT)	62,318	1,950,430
		5,428,571
Singapore — 3.5%
CapitaLand Ascendas (REIT)	4,354,890	9,441,504
CapitaLand Integrated Commercial Trust (REIT)	6,532,400	11,597,546
Frasers Centrepoint Trust (REIT)	1,970,900	3,544,258
Keppel DC REIT (REIT)	3,409,700	6,325,387
		30,908,695
Sweden — 0.2%
Hufvudstaden AB - A Shares	162,977	2,198,405
Switzerland — 0.6%
PSP Swiss Property AG	28,555	4,910,167
United Kingdom — 4.1%
Big Yellow Group PLC (REIT)	341,017	4,458,355
Hammerson PLC (REIT)	556,409	2,189,655
Land Securities Group PLC (REIT)	1,010,325	7,931,729
LondonMetric Property PLC (REIT)	3,981,974	9,747,865
Tritax Big Box REIT PLC (REIT)	3,710,635	7,216,817
UNITE Group PLC (REIT)	463,478	4,485,754
		36,030,175
United States — 61.4%
Alexandria Real Estate Equities, Inc. (REIT) (a)	77,227	6,436,098
American Healthcare REIT, Inc. (REIT) (a)	145,024	6,092,458
American Homes 4 Rent (REIT) - Class A	388,470	12,916,628
Brixmor Property Group, Inc. (REIT)	584,732	16,185,382
BXP, Inc. (REIT)	107,250	7,972,965
COPT Defense Properties (REIT)	198,242	5,760,913
Cousins Properties, Inc. (REIT)	318,197	9,208,621
CubeSmart (REIT)	365,716	14,870,013
Digital Realty Trust, Inc. (REIT)	84,838	14,666,793
EastGroup Properties, Inc. (REIT)	70,978	12,013,736
Equinix, Inc. (REIT)	57,654	45,156,919
Essential Properties Realty Trust, Inc. (REIT) (a)	380,505	11,323,829
Extra Space Storage, Inc. (REIT)	170,231	23,992,357
First Industrial Realty Trust, Inc. (REIT)	261,740	13,471,758
Getty Realty Corp. (REIT) (a)	100,912	2,707,469
Healthpeak Properties, Inc. (REIT)	456,877	8,749,195
Hilton Worldwide Holdings, Inc.	30,448	7,899,429
Host Hotels & Resorts, Inc. (REIT) (a)	153,873	2,618,918
Independence Realty Trust, Inc. (REIT) (a)	312,456	5,121,154
Iron Mountain, Inc. (REIT)	231,779	23,627,551
Mid-America Apartment Communities, Inc. (REIT)	66,594	9,305,180
Park Hotels & Resorts, Inc. (REIT) (a)	369,657	4,095,800
Prologis, Inc. (REIT)	167,320	19,161,486
Realty Income Corp. (REIT) (a)	437,934	26,622,008
Regency Centers Corp. (REIT) (a)	274,285	19,995,376
BHFTI-136

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Simon Property Group, Inc. (REIT)	232,272	$43,590,486
STAG Industrial, Inc. (REIT) (a)	397,745	14,036,421
UDR, Inc. (REIT) (a)	617,972	23,025,637
Ventas, Inc. (REIT)	276,641	19,362,104
VICI Properties, Inc. (REIT)	761,250	24,824,362
Vornado Realty Trust (REIT) (a)	342,330	13,874,635
Welltower, Inc. (REIT)	392,088	69,846,556
		538,532,237
Total Common Stocks (Cost $795,703,768)		866,594,250

Rights—0.0%
Singapore — 0.0%
Keppel DC REIT (REIT) (b) (Cost $0)	272,776	32,355

Short-Term Investments—0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25 with a maturity value of $3,166,041; collateralized by U.S. Treasury Notes with rates ranging from 3.625% - 3.750%, maturity dates ranging 04/30/27 - 08/31/29, and an aggregate market value of $3,229,095	3,165,778	3,165,778
Total Short-Term Investments (Cost $3,165,778)		3,165,778

Securities Lending Reinvestments (c)—5.4%
Short-Term Investment Funds — 1.4%
Allspring Government Money Market Fund, Select Class, 4.070% (d)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.000% (d)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.990% (d)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.050% (d)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.050% (d)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.090% (d)	1,000,000	1,000,000
		12,000,000

Time Deposits — 1.3%
Banco Santander SA 4.090%, 10/01/25	2,000,000	2,000,000
Canadian Imperial Bank 4.060%, 10/01/25	2,000,000	2,000,000
DNB Bank ASA 4.040%, 10/01/25	1,000,000	1,000,000
DZ Bank AG (NY) 4.080%, 10/01/25	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Time Deposits — (Continued)
Nordea Bank Abp 4.060%, 10/01/25	2,000,000	$2,000,000
Skandinaviska (NY) 4.060%, 10/01/25	2,000,000	2,000,000
Svenska (NY) 4.060%, 10/01/25	1,000,000	1,000,000
		12,000,000
Repurchase Agreements — 2.7%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,000,116; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $3,000,350; collateralized by various Common Stock with an aggregate market value of $3,337,007	3,000,000	3,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $2,000,234; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $1,000,119; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $2,047,836; collateralized by various Common Stock with an aggregate market value of $2,200,001	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $1,600,184; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $1,632,000	1,600,000	1,600,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $5,226,761; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $5,330,675	5,226,152	5,226,152
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $1,000,119; collateralized by various Common Stock with an aggregate market value of $1,115,094	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $2,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $2,224,376	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $1,000,119; collateralized by various Common Stock with an aggregate market value of $1,115,094	1,000,000	1,000,000
BHFTI-137

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $1,700,193; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $1,734,000	1,700,000	$1,700,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,200,256	2,000,000	2,000,000
		23,526,152
Total Securities Lending Reinvestments (Cost $47,526,152)		47,526,152
Total Investments—104.6% (Cost $846,395,698)		917,318,535
Other assets and liabilities (net)—(4.6)%		(40,458,635)
Net Assets—100.0%		$876,859,900

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $87,957,736 and the collateral received consisted of cash in the amount of
$47,526,152 and non-cash collateral with a value of $42,952,077. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.

Ten Largest Industries as of September 30, 2025 (Unaudited)	% of Net Assets
Retail REITs	19.6
Specialized REITs	18.0
Industrial REITs	14.7
Health Care REITs	12.6
Real Estate Management & Development	9.4
Residential REITs	8.4
Diversified REITs	7.1
Office REITs	6.0
Hotel & Resort REITs	2.1
Hotels, Restaurants & Leisure	0.9
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$51,991,247	$—	$51,991,247
Belgium	—	5,919,032	—	5,919,032
Canada	27,309,660	—	—	27,309,660
France	—	34,022,723	—	34,022,723
Germany	—	19,320,190	—	19,320,190
Hong Kong	—	30,315,778	—	30,315,778
Japan	—	79,707,370	—	79,707,370
Netherlands	—	5,428,571	—	5,428,571
Singapore	—	30,908,695	—	30,908,695
Sweden	—	2,198,405	—	2,198,405
Switzerland	—	4,910,167	—	4,910,167
United Kingdom	—	36,030,175	—	36,030,175
United States	538,532,237	—	—	538,532,237
Total Common Stocks	565,841,897	300,752,353	—	866,594,250
Total Rights*	—	32,355	—	32,355
Total Short-Term Investments*	—	3,165,778	—	3,165,778
Securities Lending Reinvestments
Short-Term Investment Funds	12,000,000	—	—	12,000,000
Time Deposits	—	12,000,000	—	12,000,000
BHFTI-138

Brighthouse Funds Trust I
CBRE Global Real Estate Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$23,526,152	$—	$23,526,152
Total Securities Lending Reinvestments	12,000,000	35,526,152	—	47,526,152
Total Investments	$577,841,897	$339,476,638	$—	$917,318,535
Collateral for Securities Loaned (Liability)	$—	$(47,526,152)	$—	$(47,526,152)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-139

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—94.9% of Net Assets

Security Description	Shares	Value

Australia — 2.6%
Glencore PLC (a)	11,736,165	$54,235,746
China — 3.8%
Alibaba Group Holding Ltd.	1,987,900	44,560,323
Prosus NV	475,933	33,752,577
		78,312,900
Denmark — 2.2%
DSV AS	225,400	44,999,096
France — 21.9%
Accor SA	789,683	37,411,189
Airbus SE	189,900	44,392,034
BNP Paribas SA	669,875	61,064,608
Capgemini SE	292,830	42,611,777
Danone SA	361,200	31,469,321
Dassault Systemes SE	1,219,000	41,005,952
Edenred SE	1,278,940	30,474,368
Kering SA	149,300	49,753,678
LVMH Moet Hennessy Louis Vuitton SE	60,700	37,141,366
Pernod Ricard SA	477,067	46,907,753
Publicis Groupe SA	337,398	32,385,816
Worldline SA (a) (b)	775,076	2,505,035
		457,122,897
Germany — 21.0%
adidas AG	275,407	58,089,246
Allianz SE	59,400	24,968,346
Aumovio SE (a)	256,128	10,560,818
Bayer AG	1,433,483	47,529,147
Bayerische Motoren Werke AG	454,507	45,606,955
Brenntag SE	753,014	45,126,216
Continental AG	512,255	33,772,478
Daimler Truck Holding AG	870,013	35,848,750
Fresenius Medical Care AG	597,914	31,373,560
Fresenius SE & Co. KGaA	680,323	37,887,841
Mercedes-Benz Group AG (b)	331,093	20,803,500
Siemens Healthineers AG	349,000	18,880,710
thyssenkrupp AG	1,932,251	26,500,276
		436,947,843
Hong Kong — 1.6%
Prudential PLC	2,387,362	33,605,789
Indonesia — 1.6%
Bank Mandiri Persero Tbk. PT	130,003,000	34,430,286
Italy — 1.6%
Intesa Sanpaolo SpA	3,276,700	21,669,190
Ryanair Holdings PLC (ADR)	181,625	10,937,458
		32,606,648
Japan — 6.5%
Asahi Group Holdings Ltd.	2,412,100	28,941,077
Fujitsu Ltd.	1,064,500	25,028,887
Komatsu Ltd. (b)	739,300	25,724,984
Security Description	Shares	Value
Japan — (Continued)
Mitsubishi Estate Co. Ltd.	903,600	$20,808,654
SMC Corp.	116,500	35,650,013
		136,153,615
Luxembourg — 1.4%
Eurofins Scientific SE (b)	405,804	29,543,115
Mexico — 1.4%
Fomento Economico Mexicano SAB de CV (ADR)	302,400	29,825,712
Netherlands — 6.2%
Akzo Nobel NV	569,130	40,539,616
ASML Holding NV (NY Registry Shares)	35,800	34,657,622
ASR Nederland NV	458,800	31,224,044
EXOR NV	16,779	1,647,444
Koninklijke Ahold Delhaize NV	521,800	21,110,002
		129,178,728
South Korea — 2.1%
KB Financial Group, Inc.	537,343	44,377,882
Sweden — 4.0%
Hexagon AB - B Shares	2,704,400	32,440,677
Sandvik AB	862,300	24,147,884
SKF AB - B Shares	204,690	5,107,756
Volvo AB - B Shares	750,473	21,642,609
		83,338,926
Switzerland — 1.7%
Cie Financiere Richemont SA - Class A	188,013	36,075,725
United Kingdom — 10.1%
Ashtead Group PLC	812,268	54,584,689
Bunzl PLC	544,200	17,180,096
Diageo PLC	1,047,900	24,946,110
Flutter Entertainment PLC (a)	71,702	18,212,308
Intertek Group PLC	115,700	7,396,171
Reckitt Benckiser Group PLC	673,513	52,015,893
Rentokil Initial PLC	4,244,002	21,445,946
Schroders PLC	2,730,235	13,830,374
		209,611,587
United States — 5.2%
CNH Industrial NV	4,905,529	53,224,990
Novartis AG	184,700	23,750,670
Roche Holding AG	94,700	31,168,729
		108,144,389
Total Common Stocks (Cost $1,675,799,739)		1,978,510,884

BHFTI-140

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Preferred Stocks—2.0%
Security Description	Shares/ Principal Amount*	Value

South Korea — 2.0%
Samsung Electronics Co. Ltd. (Cost $38,825,811)	856,700	$40,728,609

Equity Linked Security—0.3%
Italy — 0.3%
Ryanair Holdings PLC (HSBC Bank PLC) 12/12/25 (c) (Cost $5,009,216)	250,000	7,249,763

Short-Term Investments—2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25 with a maturity value of $51,078,720; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $52,096,075	51,074,464	51,074,464
Total Short-Term Investments (Cost $51,074,464)		51,074,464

Securities Lending Reinvestments (d)—1.2%
Short-Term Investment Funds — 0.6%
Allspring Government Money Market Fund, Select Class, 4.070% (e)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.020% (e)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.000% (e)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class , 4.040% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.990% (e)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.050% (e)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.050% (e)	3,000,000	3,000,000
		13,000,000

Time Deposits — 0.2%
Banco Santander SA 4.090%, 10/01/25	1,000,000	1,000,000
Canadian Imperial Bank 4.060%, 10/01/25	1,000,000	1,000,000
DZ Bank AG (NY) 4.080%, 10/01/25	1,000,000	1,000,000
Nordea Bank Abp 4.060%, 10/01/25	1,000,000	1,000,000
Skandinaviska (NY) 4.060%, 10/01/25	1,000,000	1,000,000
		5,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements — 0.4%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,000,116; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $1,020,000	1,000,000	$1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $300,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $306,000	300,000	300,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $3,206,246; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $3,269,990	3,205,873	3,205,873
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $1,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $1,112,188	1,000,000	1,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $1,000,117; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $1,020,119	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $300,034; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $306,000	300,000	300,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,000,116; collateralized by various Common Stock with an aggregate market value of $1,100,128	1,000,000	1,000,000
		7,805,873
Total Securities Lending Reinvestments (Cost $25,805,873)		25,805,873
Total Investments—100.9% (Cost $1,796,515,103)		2,103,369,593
Other assets and liabilities (net)—(0.9)%		(19,040,802)
Net Assets—100.0%		$2,084,328,791

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $25,073,152 and the collateral received consisted of cash in the amount of
$25,805,873 and non-cash collateral with a value of $489,827. The cash collateral investments

BHFTI-141

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)

are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)
Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank PLC) in addition to the market risk of the underlying security.

(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2025.

Ten Largest Industries as of September 30, 2025 (Unaudited)	% of Net Assets
Machinery	9.7
Textiles, Apparel & Luxury Goods	8.7
Banks	7.7
Beverages	6.3
Trading Companies & Distributors	5.6
Pharmaceuticals	4.9
Insurance	4.3
Metals & Mining	3.9
Broadline Retail	3.8
Health Care Providers & Services	3.3
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$54,235,746	$—	$54,235,746
China	—	78,312,900	—	78,312,900
Denmark	—	44,999,096	—	44,999,096
France	—	457,122,897	—	457,122,897
Germany	10,560,818	426,387,025	—	436,947,843
Hong Kong	—	33,605,789	—	33,605,789
Indonesia	—	34,430,286	—	34,430,286
Italy	10,937,458	21,669,190	—	32,606,648
Japan	—	136,153,615	—	136,153,615
Luxembourg	—	29,543,115	—	29,543,115
Mexico	29,825,712	—	—	29,825,712
Netherlands	34,657,622	94,521,106	—	129,178,728
South Korea	—	44,377,882	—	44,377,882
Sweden	—	83,338,926	—	83,338,926
Switzerland	—	36,075,725	—	36,075,725
United Kingdom	18,212,308	191,399,279	—	209,611,587
United States	53,224,990	54,919,399	—	108,144,389
Total Common Stocks	157,418,908	1,821,091,976	—	1,978,510,884
Total Preferred Stocks*	—	40,728,609	—	40,728,609
Total Equity Linked Securities*	—	7,249,763	—	7,249,763
Total Short-Term Investments*	—	51,074,464	—	51,074,464
Securities Lending Reinvestments
Short-Term Investment Funds	13,000,000	—	—	13,000,000
Time Deposits	—	5,000,000	—	5,000,000
BHFTI-142

Brighthouse Funds Trust I
Harris Oakmark International Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$7,805,873	$—	$7,805,873
Total Securities Lending Reinvestments	13,000,000	12,805,873	—	25,805,873
Total Investments	$170,418,908	$1,932,950,685	$—	$2,103,369,593
Collateral for Securities Loaned (Liability)	$—	$(25,805,873)	$—	$(25,805,873)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-143

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—7.0% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury — 7.0%
U.S. Treasury Floating Rate Notes
4.049%, 3M USTBMM + 0.150%, 04/30/26 (a)	17,600,000	$17,596,561
4.081%, 3M USTBMM + 0.182%, 07/31/26 (a)	32,400,000	32,399,426
Total U.S. Treasury & Government Agencies (Cost $50,000,000)		49,995,987

Municipals—2.8%
Board of Regents of the University of Texas System
4.110%, 08/01/45 (a) (Cost $20,000,000)	20,000,000	20,000,000

Corporate Bonds & Notes—2.5%
Commercial Services — 2.5%
Altoona-Blair County Development Corp.
4.160%, 09/01/38 (144A) (a) (Cost $17,850,000)	17,850,000	17,850,000

Short-Term Investments—83.2%
Certificates of Deposit—5.2%
Bank of Montreal
4.430%, SOFR + 0.300%, 03/19/26 (a)	5,000,000	5,002,115
Canadian Imperial Bank of Commerce
4.490%, SOFR + 0.360%, 11/17/25 (a)	9,000,000	9,003,426
Swedbank AB
4.430%, SOFR + 0.300%, 10/14/25 (a)	15,000,000	14,999,974
Toronto-Dominion Bank
4.500%, SOFR + 0.370%, 07/10/26 (a)	8,000,000	8,006,156
		37,011,671
Commercial Paper—53.6%
Apple, Inc.
3.705%, 10/07/25 (b)	20,000,000	19,984,056
Aquitaine Funding Co. LLC
4.323%, 12/02/25 (144A) (b)	20,000,000	19,854,576
Banque et Caisse d'Epargne de l'Etat
2.211%, 10/02/25 (b)	2,800,000	2,799,366
4.043%, 02/09/26 (b)	10,000,000	9,854,360
Britannia Funding Co. LLC
4.362%, 11/04/25 (144A) (b)	12,500,000	12,449,263
Caisse des Depots et Consignations
2.934%, 10/03/25 (b)	11,500,000	11,496,088
4.078%, 01/06/26 (144A) (b)	8,500,000	8,407,398
CDP Financial, Inc.
4.064%, 10/27/25 (b)	10,000,000	9,968,800
4.363%, 12/02/25 (b)	12,000,000	11,913,794
Dexia SA
4.142%, 10/15/25 (144A) (b)	8,000,000	7,986,266
Emory University
4.370%, 10/23/25	15,000,000	15,002,454
Falcon Asset Funding LLC
4.430%, SOFR + 0.270%, 03/11/26 (144A) (a)	10,000,000	10,000,880
Security Description	Principal Amount*/ Shares	Value
Commercial Paper—(Continued)
Federation des Caisses Desjardins du Quebec
3.843%, 10/09/25 (144A) (b)	15,500,000	$15,483,928
Home Depot, Inc.
3.458%, 10/06/25 (b)	9,800,000	9,793,324
Lloyds Bank PLC
4.109%, 03/10/26 (b)	12,000,000	11,787,194
Natixis SA
4.214%, 03/03/26 (b)	15,500,000	15,235,719
Nederlandse Waterschapsbank NV
4.033%, 10/24/25 (b)	5,000,000	4,986,200
Nestle Finance International Ltd.
4.110%, 11/12/25 (b)	5,000,000	4,975,462
New York Life Short Term Funding LLC
4.117%, 11/19/25 (144A) (b)	10,000,000	9,943,102
4.240%, 10/22/25 (144A) (b)	12,000,000	11,969,786
Novartis Finance Corp.
3.551%, 10/06/25 (b)	8,000,000	7,994,564
3.937%, 10/14/25 (144A) (b)	12,000,000	11,980,850
PACCAR Financial Corp.
Zero Coupon, 10/01/25 (b)	10,400,000	10,398,806
3.818%, 10/10/25 (b)	12,000,000	11,986,121
Pacific Life Short Term Funding LLC
4.149%, 10/17/25 (b)	8,500,000	8,483,451
Province of Ontario
4.111%, 11/21/25 (b)	12,000,000	11,929,685
4.209%, 10/24/25 (b)	9,575,000	9,548,871
Province of Quebec
4.134%, 12/12/25 (144A) (b)	3,245,000	3,218,888
PSP Capital, Inc.
3.955%, 10/10/25 (b)	12,000,000	11,986,321
Schlumberger Investment SA
4.137%, 11/19/25 (144A) (b)	12,000,000	11,931,944
Sumitomo Mitsui Trust Bank Ltd.
4.181%, 01/06/26 (b)	9,000,000	8,901,093
Thunder Bay Funding LLC
4.042%, 04/17/26 (b)	12,000,000	11,739,487
TotalEnergies Capital SA
3.920%, 10/17/25 (144A) (b)	11,000,000	10,978,477
Unilever Capital Corp.
3.678%, 10/06/25 (b)	6,000,000	5,995,913
Unilever Finance Netherlands BV
4.038%, 11/05/25 (b)	13,000,000	12,946,674
Walmart, Inc.
3.948%, 10/20/25 (144A) (b)	10,200,000	10,176,827
		384,089,988

Short-Term Investment Funds—24.4%
Invesco U.S. Dollar Liquidity Portfolio, Agency Class
4.313% (c) (d)	127,162,566	127,162,566
STIT-Government & Agency Portfolio, Institutional Class
4.050% (c) (d)	29,285,631	29,285,631
BHFTI-144

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Shares	Value
Short-Term Investment Funds —(Continued)
STIT-Treasury Portfolio, Institutional Class
3.990% (c) (d)	18,753,946	$18,753,946
Total Short-Term Investment Funds (Cost $175,202,143)		175,202,143
Total Short-Term Investments (Cost $596,295,562)		596,303,802
Total Investments—95.5% (Cost $684,145,562)		684,149,789
Other assets and liabilities (net)—4.5%		32,001,014
Net Assets—100.0%		$716,150,803

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2025.

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$162,232,185, which is 22.7% of net assets.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of September 30, 2025
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$133,391,798	$89,911,256	$(96,140,488)	$127,162,566
STIT-Government & Agency Portfolio, Institutional Class	20,171,879	145,036,449	(135,922,697)	29,285,631
STIT-Treasury Portfolio, Institutional Class	12,678,111	96,690,966	(90,615,131)	18,753,946
	$166,241,788	$331,638,671	$(322,678,316)	$175,202,143

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
Invesco U.S. Dollar Liquidity Portfolio, Agency Class	$4,210,770	127,162,566
STIT-Government & Agency Portfolio, Institutional Class	827,066	29,285,631
STIT-Treasury Portfolio, Institutional Class	528,339	18,753,946
	$5,566,175
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/25	1,018	AUD	115,391,980	$(88,768)
Brent Crude Oil Futures	11/28/25	205	USD	13,452,100	(368,620)
Canada Government Bond 10 Year Futures	12/18/25	841	CAD	102,988,860	1,490,630
Euro STOXX 50 Index Futures	12/19/25	753	EUR	41,723,730	1,061,850
Euro-Bund Futures	12/08/25	411	EUR	52,842,270	101,343
FTSE 100 Index Futures	12/19/25	395	GBP	37,159,625	408,327
Japanese Government 10 Year Bond Futures	12/15/25	57	JPY	7,740,030,000	(520,421)
MSCI Emerging Markets Index Futures	12/19/25	747	USD	50,784,795	884,022
BHFTI-145

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
New York Harbor ULSD Futures	03/31/26	152	USD	14,126,515	$(159,889)
RBOB Gasoline Futures	10/31/25	157	USD	12,675,646	(56,305)
Russell 2000 Index E-Mini Futures	12/19/25	332	USD	40,761,300	612,139
S&P 500 Index E-Mini Futures	12/19/25	80	USD	26,955,000	361,200
Silver Futures	12/29/25	74	USD	17,256,800	2,992,455
TOPIX Index Futures	12/11/25	290	JPY	9,108,900,000	78,282
U.K. Long Gilt Bond Futures	12/29/25	579	GBP	52,596,360	253,280
U.S. Treasury Long Bond Futures	12/19/25	416	USD	48,503,000	1,075,873
WTI Crude Oil Futures	11/20/25	116	USD	7,187,360	(215,312)
Net Unrealized Appreciation					$7,910,086
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	0.190%	Monthly	12/04/25	BBP	Barclays Soybean Oil Seasonal Index	USD	4,918,234	$(260,689)	$—	$(260,689)
Pay	0.170%	Monthly	04/07/26	BBP	Barclays Copper Excess Return Index	USD	9,083,926	22,128	—	22,128
Pay	0.190%	Monthly	02/12/26	BBP	Barclays Soybeans Seasonal Excess Return Index	USD	4,915,592	(193,277)	—	(193,277)
Pay	0.190%	Monthly	08/04/26	BBP	Barclays Soymeal Excess Return Index	USD	335,602	(14,566)	—	(14,566)
Pay	0.170%	Monthly	05/05/26	BBP	Barclays Wheat Chicago Seasonal Index	USD	3,029,619	(98,097)	—	(98,097)
Pay	0.270%	Monthly	01/27/26	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index 2	USD	14,273,772	194,179	—	194,179
Pay	0.200%	Monthly	04/01/26	CIBC	CIBC Lean Hogs Seasonal Index	USD	4,672,586	(27,489)	—	(27,489)
Pay	0.150%	Monthly	12/10/25	CIBC	CIBC Live Cattle Seasonal Index	USD	3,088,443	8,575	—	8,575
Pay	0.280%	Monthly	02/05/26	CIBC	CIBC Seasonal Cotton Index	USD	4,080,274	(58,097)	—	(58,097)
Pay	0.260%	Monthly	02/10/26	CIBC	CIBC Soybean Oil Seasonal Index	USD	2,255,969	(92,250)	—	(92,250)
Pay	0.140%	Monthly	02/18/26	CIBC	CIBC Soymeal Front Month Excess Return Index	USD	5,770,375	(288,820)	—	(288,820)
Pay	0.210%	Monthly	12/11/25	CIBC	CIBC Sugar Excess Return Index	USD	7,797,964	47,261	—	47,261
Pay	0.200%	Monthly	07/02/26	GSI	Goldman Sachs Wheat Chicago Seasonal Index	USD	2,108,653	(63,411)	—	(63,411)
Pay	0.180%	Monthly	05/05/26	GSI	GSCI Corn Seasonal Return Index	USD	2,633,033	(39,020)	—	(39,020)
Pay	0.250%	Monthly	01/27/26	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	14,316,551	226,729	—	226,729
Pay	0.300%	Monthly	02/05/26	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	10,089,254	83,205	—	83,205
Pay	0.170%	Monthly	05/05/26	MBL	Macquarie Soymeal Front Month Excess Return Index	USD	5,469,670	2,004	—	2,004
Pay	0.280%	Monthly	07/02/26	MLI	Merrill Lynch Aluminum Excess Return Index	USD	6,382,406	155,193	(1,400)	156,593
Pay	0.120%	Monthly	05/05/26	MLI	Merrill Lynch Corn Seasonal Index	USD	3,250,800	(43,696)	—	(43,696)
Pay	0.180%	Monthly	10/09/25	MLI	Merrill Lynch Cotton Seasonal Index	USD	4,086,801	(51,948)	—	(51,948)
Pay	0.090%	Monthly	11/25/25	MLI	Merrill Lynch Gold Excess Return Index	USD	12,414,811	1,260,878	—	1,260,878
Pay	0.250%	Monthly	12/01/25	MLI	Merrill Lynch Natural Gas Seasonal Index	USD	3,967,277	(34,460)	—	(34,460)
Pay	0.160%	Monthly	11/25/25	RBC	RBC Coffee Front Month Excess Return Index	USD	7,791,003	(227,023)	—	(227,023)
Pay	0.060%	Monthly	02/18/26	RBC	RBC Gold Excess Return Index	USD	11,362,049	1,153,945	44,265	1,109,680
Pay	0.280%	Monthly	07/02/26	RBC	RBC Seasonal Cotton Index	USD	1,072,348	(13,632)	(806)	(12,826)
Pay	0.180%	Monthly	02/12/26	RBC	RBC Soybean Seasonal Excess Return Index	USD	4,975,748	(222,982)	—	(222,982)
Pay	0.180%	Monthly	11/25/25	RBC	RBC Sugar Excess Return Index	USD	2,575,372	(69,316)	—	(69,316)
Pay	0.300%	Monthly	04/27/26	MSCS	S&P GSCI Aluminum Dynamic Roll Index	USD	10,334,954	(141,422)	—	(141,422)
Pay	0.090%	Monthly	10/21/25	JPMC	S&P GSCI Gold Excess Return Index	USD	10,677,531	277,473	—	277,473
Pay	0.250%	Monthly	02/10/26	GSI	S&P GSCI Soybean Oil Seasonal Index	USD	4,833,957	(185,949)	—	(185,949)
Pay	0.140%	Monthly	07/02/26	GSI	S&P GSCI Soybeans Seasonal Excess Return Index	USD	1,587,683	(49,014)	—	(49,014)
Totals								$1,256,412	$42,059	$1,214,353
Cash in the amount of $2,350,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.
BHFTI-146

Brighthouse Funds Trust I
Invesco Balanced-Risk Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$49,995,987	$—	$49,995,987
Total Municipals*	—	20,000,000	—	20,000,000
Total Corporate Bonds & Notes*	—	17,850,000	—	17,850,000
Short-Term Investments
Certificates of Deposit	—	37,011,671	—	37,011,671
Commercial Paper	—	384,089,988	—	384,089,988
Short-Term Investment Funds	175,202,143	—	—	175,202,143
Total Short-Term Investments	175,202,143	421,101,659	—	596,303,802
Total Investments	$175,202,143	$508,947,646	$—	$684,149,789
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,319,401	$—	$—	$9,319,401
Futures Contracts (Unrealized Depreciation)	(1,409,315)	—	—	(1,409,315)
Total Futures Contracts	$7,910,086	$—	$—	$7,910,086
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,431,570	$—	$3,431,570
OTC Swap Contracts at Value (Liabilities)	—	(2,175,158)	—	(2,175,158)
Total OTC Swap Contracts	$—	$1,256,412	$—	$1,256,412

*	See Consolidated Schedule of Investments for additional detailed categorizations.
BHFTI-147

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.3%
Textron, Inc.	301,823	$25,501,025
Air Freight & Logistics — 1.7%
FedEx Corp.	139,132	32,808,717
Banks — 14.7%
Bank of America Corp.	1,344,534	69,364,509
Citigroup, Inc.	363,645	36,909,967
Citizens Financial Group, Inc.	639,122	33,975,726
Fifth Third Bancorp (a)	622,865	27,748,636
Huntington Bancshares, Inc.	1,929,544	33,323,225
M&T Bank Corp.	119,475	23,610,649
Wells Fargo & Co.	649,441	54,436,145
		279,368,857
Beverages — 1.6%
Anheuser-Busch InBev SA	286,515	17,132,384
Coca-Cola Co.	205,028	13,597,457
		30,729,841
Biotechnology — 0.4%
Regeneron Pharmaceuticals, Inc.	14,354	8,070,824
Broadline Retail — 1.4%
eBay, Inc.	288,233	26,214,791
Building Products — 1.6%
Johnson Controls International PLC (a)	268,956	29,571,712
Capital Markets — 2.7%
Goldman Sachs Group, Inc.	13,771	10,966,536
State Street Corp.	347,087	40,265,563
		51,232,099
Chemicals — 1.8%
Corteva, Inc.	165,315	11,180,254
International Flavors & Fragrances, Inc.	378,510	23,293,505
		34,473,759
Communications Equipment — 3.1%
Cisco Systems, Inc.	679,535	46,493,784
F5, Inc. (b)	35,899	11,602,198
		58,095,982
Consumer Finance — 0.4%
Capital One Financial Corp.	36,379	7,733,448
Consumer Staples Distribution & Retail — 1.8%
Sysco Corp.	402,111	33,109,820
Containers & Packaging — 1.0%
International Paper Co.	410,716	19,057,222
Electric Utilities — 0.9%
Evergy, Inc.	217,628	16,544,080
Security Description	Shares	Value
Electrical Equipment — 2.8%
Eaton Corp. PLC	72,814	$27,250,639
Emerson Electric Co.	191,093	25,067,580
		52,318,219
Energy Equipment & Services — 0.5%
Tenaris SA (a)	572,590	10,248,652
Entertainment — 1.3%
Universal Music Group NV (a)	360,613	10,466,467
Walt Disney Co.	128,817	14,749,547
		25,216,014
Health Care Equipment & Supplies — 2.7%
Becton Dickinson & Co.	95,482	17,871,366
GE HealthCare Technologies, Inc.	165,943	12,462,319
Medtronic PLC	217,781	20,741,463
		51,075,148
Health Care Providers & Services — 6.3%
CVS Health Corp.	659,010	49,682,764
Elevance Health, Inc.	91,620	29,604,254
Henry Schein, Inc. (b)	199,038	13,210,152
Humana, Inc.	44,176	11,493,270
UnitedHealth Group, Inc.	46,287	15,982,901
		119,973,341
Hotels, Restaurants & Leisure — 3.8%
Domino's Pizza, Inc. (a)	42,822	18,486,686
Las Vegas Sands Corp.	218,753	11,766,724
Restaurant Brands International, Inc. (a)	331,847	21,288,568
Starbucks Corp. (a)	252,644	21,373,682
		72,915,660
Household Products — 3.8%
Clorox Co.	132,730	16,365,609
Kimberly-Clark Corp.	217,979	27,103,509
Reckitt Benckiser Group PLC	379,609	29,317,476
		72,786,594
Insurance — 2.1%
Allstate Corp.	68,117	14,621,314
American International Group, Inc.	315,281	24,762,170
		39,383,484
Interactive Media & Services — 4.6%
Alphabet, Inc. - Class A	223,177	54,254,329
Meta Platforms, Inc. - Class A	43,919	32,253,235
		86,507,564
IT Services — 2.1%
Cognizant Technology Solutions Corp. - Class A	418,839	28,091,532
DXC Technology Co. (b)	803,175	10,947,275
		39,038,807
BHFTI-148

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services — 1.3%
ICON PLC (b)	69,840	$12,222,000
IQVIA Holdings, Inc. (b)	63,563	12,073,156
		24,295,156
Machinery — 2.3%
Caterpillar, Inc.	45,928	21,914,545
Westinghouse Air Brake Technologies Corp.	107,098	21,469,936
		43,384,481
Media — 2.0%
Charter Communications, Inc. - Class A (a) (b)	87,165	23,979,527
Comcast Corp. - Class A	469,092	14,738,871
		38,718,398
Multi-Utilities — 3.2%
Dominion Energy, Inc. (a)	412,328	25,222,104
Sempra	398,769	35,881,234
		61,103,338
Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	299,857	46,564,794
ConocoPhillips	256,476	24,260,065
EQT Corp.	188,405	10,254,884
Exxon Mobil Corp.	153,711	17,330,915
Suncor Energy, Inc.	664,662	27,789,518
		126,200,176
Pharmaceuticals — 6.1%
AstraZeneca PLC	176,489	26,959,276
Bristol-Myers Squibb Co.	289,455	13,054,421
Johnson & Johnson	141,917	26,314,250
Merck & Co., Inc.	281,597	23,634,436
Sanofi SA (ADR)	555,529	26,220,969
		116,183,352
Professional Services — 0.8%
TransUnion	181,362	15,194,508
Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp. (b)	622,723	20,892,357
NXP Semiconductors NV	148,418	33,799,231
QUALCOMM, Inc.	83,294	13,856,790
		68,548,378
Software — 3.2%
Microsoft Corp.	117,943	61,088,577
Specialized REITs — 0.8%
SBA Communications Corp.	76,649	14,820,084
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc. - Class B	226,000	15,758,980
Security Description	Shares/ Principal Amount*	Value
Tobacco — 1.7%
Philip Morris International, Inc.	202,449	$32,837,228
Total Common Stocks (Cost $1,358,821,098)		1,840,108,316

Short-Term Investments—3.2%
Repurchase Agreement—3.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $60,073,155; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $61,269,705	60,068,150	60,068,150
Total Short-Term Investments (Cost $60,068,150)		60,068,150

Securities Lending Reinvestments (c)—1.3%
Short-Term Investment Funds—0.6%
Allspring Government Money Market Fund, Select Class 4.070% (d)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (d)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (d)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (d)	3,000,000	3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (d)	1,000,000	1,000,000
		11,000,000

Repurchase Agreements—0.5%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $4,000,467; collateralized by various Common Stock with an aggregate market value of $4,449,343	4,000,000	4,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $1,000,117; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $102,000	100,000	100,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $3,508,100; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $3,577,845	3,507,692	3,507,692
BHFTI-149

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $100,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $102,000	100,000	$100,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,000,116; collateralized by various Common Stock with an aggregate market value of $1,100,128	1,000,000	1,000,000
		9,707,692
Time Deposits—0.2%
Banco Santander SA
4.090%, 10/01/25	1,000,000	1,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	1,000,000	1,000,000
Nordea Bank Abp
4.060%, 10/01/25	1,000,000	1,000,000
Skandinaviska (NY)
4.060%, 10/01/25	1,000,000	1,000,000
		4,000,000
Total Securities Lending Reinvestments (Cost $24,707,692)		24,707,692
Total Investments—101.3% (Cost $1,443,596,940)		1,924,884,158
Other assets and liabilities (net)—(1.3)%		(24,436,314)
Net Assets—100.0%		$1,900,447,844

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $75,213,687 and the collateral received consisted of cash in the amount of
$24,707,692 and non-cash collateral with a value of $52,182,231. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	1,457,521	DBAG	10/08/25	USD	1,057,561	$(9,913)
CAD	670,194	JPMC	10/08/25	USD	484,513	(2,786)
EUR	1,148,520	DBAG	10/08/25	USD	1,348,304	614
GBP	475,393	CIBC	10/08/25	USD	640,427	(1,048)
GBP	500,624	RBC	10/08/25	USD	671,163	2,151

Contracts to Deliver
CAD	1,175,866	BBP	10/08/25	USD	849,659	4,461
CAD	1,124,131	GSI	10/08/25	USD	806,677	(1,335)
CAD	1,175,866	JPMC	10/08/25	USD	849,895	4,697
CAD	33,369,878	RBC	10/08/25	USD	24,153,732	167,868
EUR	27,972,054	RBC	10/08/25	USD	32,621,988	(230,727)
BHFTI-150

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	21,189,622	DBAG	10/08/25	USD	28,451,861	$(47,086)
Net Unrealized Depreciation						$(113,104)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$25,501,025	$—	$—	$25,501,025
Air Freight & Logistics	32,808,717	—	—	32,808,717
Banks	279,368,857	—	—	279,368,857
Beverages	13,597,457	17,132,384	—	30,729,841
Biotechnology	8,070,824	—	—	8,070,824
Broadline Retail	26,214,791	—	—	26,214,791
Building Products	29,571,712	—	—	29,571,712
Capital Markets	51,232,099	—	—	51,232,099
Chemicals	34,473,759	—	—	34,473,759
Communications Equipment	58,095,982	—	—	58,095,982
Consumer Finance	7,733,448	—	—	7,733,448
Consumer Staples Distribution & Retail	33,109,820	—	—	33,109,820
Containers & Packaging	19,057,222	—	—	19,057,222
Electric Utilities	16,544,080	—	—	16,544,080
Electrical Equipment	52,318,219	—	—	52,318,219
Energy Equipment & Services	—	10,248,652	—	10,248,652
Entertainment	14,749,547	10,466,467	—	25,216,014
Health Care Equipment & Supplies	51,075,148	—	—	51,075,148
Health Care Providers & Services	119,973,341	—	—	119,973,341
Hotels, Restaurants & Leisure	72,915,660	—	—	72,915,660
Household Products	43,469,118	29,317,476	—	72,786,594
Insurance	39,383,484	—	—	39,383,484
Interactive Media & Services	86,507,564	—	—	86,507,564
IT Services	39,038,807	—	—	39,038,807
Life Sciences Tools & Services	24,295,156	—	—	24,295,156
Machinery	43,384,481	—	—	43,384,481
Media	38,718,398	—	—	38,718,398
Multi-Utilities	61,103,338	—	—	61,103,338
Oil, Gas & Consumable Fuels	126,200,176	—	—	126,200,176
Pharmaceuticals	89,224,076	26,959,276	—	116,183,352
Professional Services	15,194,508	—	—	15,194,508
Semiconductors & Semiconductor Equipment	68,548,378	—	—	68,548,378
Software	61,088,577	—	—	61,088,577
Specialized REITs	14,820,084	—	—	14,820,084
Textiles, Apparel & Luxury Goods	15,758,980	—	—	15,758,980
Tobacco	32,837,228	—	—	32,837,228
Total Common Stocks	1,745,984,061	94,124,255	—	1,840,108,316
Total Short-Term Investments*	—	60,068,150	—	60,068,150
Securities Lending Reinvestments
Short-Term Investment Funds	11,000,000	—	—	11,000,000
Repurchase Agreements	—	9,707,692	—	9,707,692
Time Deposits	—	4,000,000	—	4,000,000
Total Securities Lending Reinvestments	11,000,000	13,707,692	—	24,707,692
Total Investments	$1,756,984,061	$167,900,097	$—	$1,924,884,158
Collateral for Securities Loaned (Liability)	$—	$(24,707,692)	$—	$(24,707,692)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$179,791	$—	$179,791
BHFTI-151

Brighthouse Funds Trust I
Invesco Comstock Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(292,895)	$—	$(292,895)
Total Forward Contracts	$—	$(113,104)	$—	$(113,104)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-152

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—100.1% of Net Assets

Security Description	Shares	Value

Brazil — 0.6%
MercadoLibre, Inc. (a)	2,942	$6,875,278
Canada — 2.2%
Shopify, Inc. - Class A (a)	169,245	25,151,499
China — 3.2%
JD.com, Inc. (ADR) (b)	682,899	23,887,807
Tencent Holdings Ltd.	143,900	12,259,674
		36,147,481
France — 6.0%
Airbus SE	170,918	39,954,700
EssilorLuxottica SA	39,347	12,834,046
LVMH Moet Hennessy Louis Vuitton SE	23,253	14,228,142
		67,016,888
Germany — 3.6%
Allianz SE	21,541	9,054,599
SAP SE	118,469	31,760,549
		40,815,148
India — 5.4%
DLF Ltd.	4,608,099	37,093,042
HDFC Bank Ltd.	521,357	5,594,600
ICICI Bank Ltd. (ADR)	606,257	18,327,149
		61,014,791
Israel — 0.5%
Nice Ltd. (ADR) (a) (b)	34,572	5,005,334
Italy — 1.5%
Brunello Cucinelli SpA (b)	93,264	10,241,223
Ferrari NV	9,262	4,484,217
Moncler SpA	37,639	2,208,075
		16,933,515
Japan — 2.3%
Capcom Co. Ltd. (b)	318,000	8,656,168
Hoya Corp.	41,500	5,732,826
Keyence Corp.	30,700	11,430,577
		25,819,571
Netherlands — 2.3%
Adyen NV (a)	9,131	14,653,886
ASML Holding NV	3,554	3,465,016
BE Semiconductor Industries NV	34,582	5,186,605
Universal Music Group NV (b)	101,084	2,933,872
		26,239,379
Spain — 1.3%
Amadeus IT Group SA	189,101	14,966,743
Sweden — 1.1%
Assa Abloy AB - Class B	180,779	6,343,028
Security Description	Shares	Value
Sweden — (Continued)
Atlas Copco AB - A Shares	337,451	$5,746,170
		12,089,198
Switzerland — 1.8%
Galderma Group AG	35,297	6,162,871
Lonza Group AG	21,211	14,235,489
		20,398,360
Taiwan — 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	974,000	42,373,240
United States — 64.5%
Alphabet, Inc. - Class A	454,092	110,389,765
Amazon.com, Inc. (a)	105,982	23,270,468
Analog Devices, Inc.	140,741	34,580,064
ARM Holdings PLC (ADR) (a) (b)	62,163	8,795,443
Boston Scientific Corp. (a)	153,063	14,943,541
Broadcom, Inc.	103,235	34,058,259
Cadence Design Systems, Inc. (a)	18,268	6,416,818
Ecolab, Inc.	24,841	6,802,956
Eli Lilly & Co.	37,216	28,395,808
Equifax, Inc.	48,135	12,348,072
IDEXX Laboratories, Inc. (a)	8,694	5,554,510
Intuit, Inc.	42,276	28,870,703
Intuitive Surgical, Inc. (a)	31,523	14,098,031
IQVIA Holdings, Inc. (a)	26,847	5,099,319
Lam Research Corp.	232,104	31,078,726
Linde PLC	7,649	3,633,275
Marriott International, Inc. - Class A	40,823	10,631,942
Marvell Technology, Inc. (b)	172,039	14,463,319
Mastercard, Inc. - Class A	18,892	10,745,958
Meta Platforms, Inc. - Class A	109,481	80,400,657
Microsoft Corp.	69,186	35,834,889
Netflix, Inc. (a)	18,858	22,609,233
NVIDIA Corp.	323,380	60,336,240
Phathom Pharmaceuticals, Inc. (a) (b)	239,887	2,823,470
S&P Global, Inc.	87,199	42,440,625
ServiceNow, Inc. (a)	7,003	6,444,721
Spotify Technology SA (a)	15,469	10,797,362
Stryker Corp.	13,211	4,883,710
Thermo Fisher Scientific, Inc.	23,858	11,571,607
TJX Cos., Inc.	57,966	8,378,406
Visa, Inc. - Class A (b)	102,008	34,823,491
Zoetis, Inc.	17,991	2,632,443
		728,153,831
Total Common Stocks (Cost $614,469,639)		1,129,000,256
BHFTI-153

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Short-Term Investments—0.4%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement — 0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25 with a maturity value of $4,883,472; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $4,980,728	4,883,065	$4,883,065
Total Short-Term Investments (Cost $4,883,065)		4,883,065

Securities Lending Reinvestments (c)—2.0%
Short-Term Investment Funds — 1.4%
Allspring Government Money Market Fund, Select Class, 4.070% (d)	3,000,000	3,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.020% (d)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.000% (d)	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class , 4.040% (d)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.990% (d)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.050% (d)	3,000,000	3,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.060% (d)	1,000,000	1,000,000
		16,000,000

Time Deposit — 0.1%
Banco Santander SA 4.090%, 10/01/25	1,000,000	1,000,000
Repurchase Agreements — 0.5%
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $1,000,116; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $200,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $204,000	200,000	200,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $3,612,558; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $3,684,380	3,612,138	3,612,138
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $200,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $204,000	200,000	$200,000
		5,012,138
Total Securities Lending Reinvestments (Cost $22,012,138)		22,012,138
Total Investments—102.5% (Cost $641,364,842)		1,155,895,459
Other assets and liabilities (net)—(2.5)%		(27,666,418)
Net Assets—100.0%		$1,128,229,041

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $94,441,331 and the collateral received consisted of cash in the amount of
$22,012,138 and non-cash collateral with a value of $74,280,827. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.

Ten Largest Industries as of September 30, 2025 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	20.8
Interactive Media & Services	18.0
Software	10.1
Financial Services	5.3
Health Care Equipment & Supplies	5.2
Broadline Retail	4.8
Entertainment	4.0
Capital Markets	3.8
Pharmaceuticals	3.6
Aerospace & Defense	3.5
BHFTI-154

Brighthouse Funds Trust I
Invesco Global Equity Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$6,875,278	$—	$—	$6,875,278
Canada	25,151,499	—	—	25,151,499
China	23,887,807	12,259,674	—	36,147,481
France	—	67,016,888	—	67,016,888
Germany	—	40,815,148	—	40,815,148
India	18,327,149	42,687,642	—	61,014,791
Israel	5,005,334	—	—	5,005,334
Italy	—	16,933,515	—	16,933,515
Japan	—	25,819,571	—	25,819,571
Netherlands	—	26,239,379	—	26,239,379
Spain	—	14,966,743	—	14,966,743
Sweden	—	12,089,198	—	12,089,198
Switzerland	—	20,398,360	—	20,398,360
Taiwan	—	42,373,240	—	42,373,240
United States	728,153,831	—	—	728,153,831
Total Common Stocks	807,400,898	321,599,358	—	1,129,000,256
Total Short-Term Investments*	—	4,883,065	—	4,883,065
Securities Lending Reinvestments
Short-Term Investment Funds	16,000,000	—	—	16,000,000
Time Deposit	—	1,000,000	—	1,000,000
Repurchase Agreements	—	5,012,138	—	5,012,138
Total Securities Lending Reinvestments	16,000,000	6,012,138	—	22,012,138
Total Investments	$823,400,898	$332,494,561	$—	$1,155,895,459
Collateral for Securities Loaned (Liability)	$—	$(22,012,138)	$—	$(22,012,138)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-155

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—100.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 5.4%
AeroVironment, Inc. (a)	22,646	$7,130,999
BWX Technologies, Inc.	50,506	9,311,791
Kratos Defense & Security Solutions, Inc. (a)	212,067	19,376,562
Loar Holdings, Inc. (a)	5,499	439,920
Rocket Lab Corp. (a) (b)	211,178	10,117,538
		46,376,810
Banks — 2.0%
Bancorp, Inc. (a)	146,980	11,007,332
Western Alliance Bancorp	68,464	5,937,198
		16,944,530
Biotechnology — 7.9%
ADMA Biologics, Inc. (a)	449,658	6,591,986
Ascendis Pharma AS (ADR) (a)	44,686	8,884,024
Bridgebio Pharma, Inc. (a)	178,168	9,254,046
Halozyme Therapeutics, Inc. (a)	103,041	7,557,027
Insmed, Inc. (a)	110,383	15,896,256
Madrigal Pharmaceuticals, Inc. (a)	26,394	12,105,872
Soleno Therapeutics, Inc. (a)	107,679	7,279,100
		67,568,311
Broadline Retail — 1.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	111,111	14,266,652
Building Products — 2.0%
Armstrong World Industries, Inc.	39,876	7,816,095
Zurn Elkay Water Solutions Corp.	188,501	8,865,202
		16,681,297
Capital Markets — 6.1%
Bullish (a)	30,553	1,943,476
Evercore, Inc. - Class A	34,644	11,686,114
Galaxy Digital, Inc. - Class A (a) (b)	129,876	4,391,108
Hamilton Lane, Inc. - Class A	53,106	7,158,158
Piper Sandler Cos.	46,895	16,272,096
StepStone Group, Inc. - Class A	153,588	10,030,832
		51,481,784
Chemicals — 0.8%
Element Solutions, Inc. (b)	262,851	6,615,960
Commercial Services & Supplies — 2.1%
Casella Waste Systems, Inc. - Class A (a)	60,969	5,784,739
Clean Harbors, Inc. (a)	51,568	11,975,121
		17,759,860
Construction & Engineering — 4.4%
API Group Corp. (a)	246,730	8,480,110
Construction Partners, Inc. - Class A (a)	40,773	5,178,171
Everus Construction Group, Inc. (a)	121,216	10,394,272
Limbach Holdings, Inc. (a)	44,396	4,311,740
Sterling Infrastructure, Inc. (a)	26,933	9,148,601
		37,512,894
Security Description	Shares	Value
Consumer Finance — 0.6%
Upstart Holdings, Inc. (a) (b)	94,336	$4,792,269
Diversified Consumer Services — 0.9%
Stride, Inc. (a)	50,695	7,550,513
Electrical Equipment — 3.3%
Bloom Energy Corp. - Class A (a)	80,091	6,773,296
Hammond Power Solutions, Inc.	52,783	4,682,467
nVent Electric PLC	107,855	10,638,817
Regal Rexnord Corp. (b)	42,626	6,114,273
		28,208,853
Electronic Equipment, Instruments & Components — 9.4%
Advanced Energy Industries, Inc.	82,988	14,119,578
Fabrinet (a)	49,256	17,959,723
Itron, Inc. (a)	52,738	6,569,045
Mirion Technologies, Inc. (a)	329,335	7,660,332
OSI Systems, Inc. (a)	17,835	4,445,195
Sanmina Corp. (a)	148,655	17,111,677
TTM Technologies, Inc. (a)	204,666	11,788,762
		79,654,312
Energy Equipment & Services — 1.0%
TechnipFMC PLC	206,901	8,162,244
Financial Services — 2.6%
Paymentus Holdings, Inc. - Class A (a)	224,866	6,880,900
PennyMac Financial Services, Inc.	81,612	10,110,094
Shift4 Payments, Inc. - Class A (a) (b)	67,919	5,256,931
		22,247,925
Food Products — 0.6%
Post Holdings, Inc. (a)	51,167	5,499,429
Health Care Equipment & Supplies — 1.9%
Glaukos Corp. (a)	38,115	3,108,278
Integer Holdings Corp. (a)	64,631	6,678,321
TransMedics Group, Inc. (a) (b)	54,077	6,067,440
		15,854,039
Health Care Providers & Services — 5.7%
Alignment Healthcare, Inc. (a)	316,763	5,527,514
BrightSpring Health Services, Inc. (a)	274,526	8,114,989
Encompass Health Corp.	107,723	13,682,976
Guardant Health, Inc. (a)	213,594	13,345,353
HealthEquity, Inc. (a)	80,300	7,610,031
		48,280,863
Health Care Technology — 0.8%
Waystar Holding Corp. (a)	172,476	6,540,290
Hotels, Restaurants & Leisure — 3.8%
Genius Sports Ltd. (a)	646,326	8,001,516
Planet Fitness, Inc. - Class A (a)	69,205	7,183,479
Shake Shack, Inc. - Class A (a)	43,187	4,042,735
Travel & Leisure Co.	83,624	4,974,792
BHFTI-156

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Wingstop, Inc.	12,533	$3,154,305
Wyndham Hotels & Resorts, Inc.	58,291	4,657,451
		32,014,278
Household Durables — 0.6%
Cavco Industries, Inc. (a)	9,436	5,479,768
Independent Power and Renewable Electricity Producers — 2.0%
Talen Energy Corp. (a)	39,449	16,780,816
Insurance — 0.9%
Palomar Holdings, Inc. (a)	35,410	4,134,118
Root, Inc. - Class A (a)	37,926	3,394,756
		7,528,874
Interactive Media & Services — 0.7%
Cargurus, Inc. (a)	173,104	6,444,662
Life Sciences Tools & Services — 0.9%
BioLife Solutions, Inc. (a)	306,956	7,830,448
Machinery — 8.1%
Atmus Filtration Technologies, Inc.	159,021	7,170,257
Enpro, Inc.	48,877	11,046,202
ESCO Technologies, Inc.	36,018	7,603,760
Federal Signal Corp.	83,456	9,930,429
Mueller Industries, Inc.	76,293	7,713,985
RBC Bearings, Inc. (a)	27,026	10,547,978
SPX Technologies, Inc. (a)	81,748	15,268,892
		69,281,503
Metals & Mining — 2.7%
Carpenter Technology Corp.	52,062	12,783,304
MP Materials Corp. (a)	151,144	10,137,228
		22,920,532
Oil, Gas & Consumable Fuels — 1.4%
Antero Resources Corp. (a)	196,110	6,581,452
Uranium Energy Corp. (a)	381,803	5,093,252
		11,674,704
Pharmaceuticals — 0.8%
Axsome Therapeutics, Inc. (a)	54,331	6,598,500
Professional Services — 0.6%
CBIZ, Inc. (a)	91,168	4,828,257
Semiconductors & Semiconductor Equipment — 7.3%
Impinj, Inc. (a) (b)	81,181	14,673,466
Lattice Semiconductor Corp. (a)	172,305	12,633,402
MACOM Technology Solutions Holdings, Inc. (a)	112,711	14,031,392
Nova Ltd. (a)	22,847	7,303,272
SiTime Corp. (a)	45,370	13,670,435
		62,311,967
Security Description	Shares/ Principal Amount*	Value
Software — 6.0%
Agilysys, Inc. (a)	79,472	$8,364,428
AvePoint, Inc. (a)	415,272	6,233,233
Box, Inc. - Class A (a)	102,604	3,311,031
Cellebrite DI Ltd. (a)	382,101	7,080,332
Commvault Systems, Inc. (a)	53,918	10,178,640
D-Wave Quantum, Inc. (a) (b)	119,981	2,964,731
Netskope, Inc. - Class A (a)	35,069	797,118
Porch Group, Inc. (a)	356,475	5,981,650
ServiceTitan, Inc. - Class A (a)	58,115	5,859,735
		50,770,898
Specialty Retail — 1.9%
Boot Barn Holdings, Inc. (a)	65,315	10,824,002
Floor & Decor Holdings, Inc. - Class A (a)	75,930	5,596,041
		16,420,043
Textiles, Apparel & Luxury Goods — 1.3%
Kontoor Brands, Inc. (b)	83,475	6,658,801
Steven Madden Ltd.	144,297	4,831,063
		11,489,864
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	33,464	8,735,777
FTAI Aviation Ltd.	45,400	7,575,444
		16,311,221
Total Common Stocks (Cost $667,140,967)		850,685,170

Short-Term Investments—0.1%
Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $670,078; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $683,461	670,022	670,022
Total Short-Term Investments (Cost $670,022)		670,022

Securities Lending Reinvestments (c)—1.1%
Short-Term Investment Funds—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.000% (d)	200,000	200,000

Repurchase Agreements—1.1%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $1,000,117; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $2,047,836; collateralized by various Common Stock with an aggregate market value of $2,200,001	2,000,000	2,000,000
BHFTI-157

Brighthouse Funds Trust I
Invesco Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $300,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $306,000	300,000	$300,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $271,117; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $276,507	271,085	271,085
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $1,000,119; collateralized by various Common Stock with an aggregate market value of $1,115,094	1,000,000	1,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $1,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $1,112,188	1,000,000	1,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $2,040,238	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $300,034; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $306,000	300,000	300,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,500,174; collateralized by various Common Stock with an aggregate market value of $1,650,192	1,500,000	$1,500,000
		9,371,085
Total Securities Lending Reinvestments (Cost $9,571,085)		9,571,085
Total Investments—101.3% (Cost $677,382,074)		860,926,277
Other assets and liabilities (net)—(1.3)%		(11,256,131)
Net Assets—100.0%		$849,670,146

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $18,090,739 and the collateral received consisted of cash in the amount of
$9,571,085 and non-cash collateral with a value of $9,308,711. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$850,685,170	$—	$—	$850,685,170
Total Short-Term Investments*	—	670,022	—	670,022
Securities Lending Reinvestments
Short-Term Investment Funds	200,000	—	—	200,000
Repurchase Agreements	—	9,371,085	—	9,371,085
Total Securities Lending Reinvestments	200,000	9,371,085	—	9,571,085
Total Investments	$850,885,170	$10,041,107	$—	$860,926,277
Collateral for Securities Loaned (Liability)	$—	$(9,571,085)	$—	$(9,571,085)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-158

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—28.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 4.0%
Federal Home Loan Mortgage Corp. REMICS
1.883%, -1x SOFR30A + 6.256%, 10/15/37 (a) (b)	1,085,910	$98,079
1.913%, -1x SOFR30A + 6.286%, 11/15/36 (a) (b)	546,096	48,224
3.000%, 02/15/26	10,980	10,941
4.937%, SOFR30A + 0.564%, 08/15/42 (b)	1,373,185	1,355,902
5.000%, 08/15/35	443,157	452,144
5.167%, SOFR30A + 0.794%, 11/15/37 (b)	203,198	203,474
5.837%, SOFR30A + 1.464%, 03/15/38 (b)	600,000	622,131
6.000%, 07/15/35	1,114,316	1,187,360
6.000%, 03/15/36	847,451	898,569
6.500%, 05/15/28	29,719	30,110
6.500%, 03/15/37	203,066	218,428
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	2,793,025	2,348,653
3.250%, 11/25/61	2,077,740	1,803,401
3.500%, 05/25/57	2,793,259	2,590,505
3.500%, 06/25/57	2,601,737	2,408,312
3.500%, 07/25/58	2,517,635	2,257,268
3.500%, 10/25/58	1,347,565	1,138,234
3.500%, 05/25/64	3,202,561	2,805,379
4.000%, 11/25/57	2,037,112	1,918,468
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 09/15/43 (c)	284,218	220,497
3.000%, 01/15/43	872,435	806,544
Federal National Mortgage Association Benchmark REMICS
5.500%, 06/25/37	215,742	225,405
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	3,890,000	3,810,506
Federal National Mortgage Association REMICS
Zero Coupon, 09/25/43 (c)	479,975	364,918
Zero Coupon, 10/25/43 (c)	275,544	208,004
Zero Coupon, 12/25/43 (c)	507,123	372,413
2.059%, -1x SOFR30A + 6.416%, 01/25/41 (a) (b)	1,278,336	150,468
3.500%, 02/25/43	1,030,747	978,623
3.500%, 11/25/57	1,782,464	1,728,992
4.971%, SOFR30A + 0.614%, 10/25/42 (b)	166,713	164,617
5.000%, 03/25/40	1,390,846	1,421,063
5.071%, SOFR30A + 0.714%, 10/25/43 (b)	638,865	632,272
5.071%, SOFR30A + 0.714%, 12/25/43 (b)	604,864	599,539
5.371%, SOFR30A + 1.014%, 03/25/38 (b)	64,377	64,875
5.471%, SOFR30A + 1.114%, 08/25/32 (b)	152,012	153,489
5.500%, 12/25/35	369,443	381,547
6.000%, 01/25/36	760,999	801,613
6.500%, 07/18/28	13,335	13,498
Government National Mortgage Association REMICS
1.650%, 02/20/63	18,679	17,767
1.650%, 04/20/63	50,166	47,901
4.412%, 04/20/43 (b)	802,683	772,621
4.750%, 1M TSFR + 0.614%, 09/20/37 (b)	68,089	67,794
4.766%, 1M TSFR + 0.414%, 08/20/60 (b)	45	45
4.766%, 1M TSFR + 0.414%, 11/20/62 (b)	134	133
4.795%, 1M TSFR + 0.514%, 02/20/62 (b)	19,217	19,030
4.806%, 1M TSFR + 0.454%, 12/20/62 (b)	217,605	217,027
4.876%, 1M TSFR + 0.524%, 03/20/63 (b)	48,066	47,996
4.879%, 11/20/42 (b)	2,575,991	2,624,014
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
4.886%, 1M TSFR + 0.534%, 02/20/63 (b)	343,865	$343,427
4.936%, 1M TSFR + 0.584%, 03/20/63 (b)	229,280	229,225
4.936%, 1M TSFR + 0.584%, 07/20/64 (b)	181,373	181,340
4.936%, 1M TSFR + 0.584%, 09/20/64 (b)	313,653	313,627
4.946%, 1M TSFR + 0.594%, 04/20/63 (b)	444,290	444,374
4.966%, 1M TSFR + 0.614%, 01/20/63 (b)	10,382	10,344
4.966%, 1M TSFR + 0.614%, 04/20/63 (b)	502,474	502,417
4.966%, 1M TSFR + 0.614%, 06/20/64 (b)	1,400,425	1,400,692
4.966%, 1M TSFR + 0.614%, 07/20/64 (b)	583,001	583,114
5.000%, 12/20/33	282,711	281,908
5.000%, 06/16/39	16,558	16,529
5.000%, 07/20/39	643,821	660,632
5.000%, 10/20/39	666,678	684,512
5.016%, 1M TSFR + 0.664%, 04/20/62 (b)	64	64
5.066%, 1M TSFR + 0.714%, 04/20/64 (b)	2,403,704	2,407,341
5.084%, 06/20/40 (b)	853,437	872,300
5.116%, 1M TSFR + 0.764%, 07/20/63 (b)	33,707	33,789
5.116%, 1M TSFR + 0.764%, 01/20/64 (b)	51,323	51,445
5.116%, 1M TSFR + 0.764%, 02/20/64 (b)	210,330	210,830
5.116%, 1M TSFR + 0.764%, 03/20/64 (b)	116,915	117,180
5.156%, 1M TSFR + 0.804%, 02/20/64 (b)	294,863	295,750
5.166%, 1M TSFR + 0.814%, 09/20/63 (b)	74,395	74,581
5.216%, 1M TSFR + 0.864%, 09/20/63 (b)	50,751	50,854
5.466%, 1M TSFR + 1.114%, 12/20/66 (b)	339,213	341,030
5.500%, 07/16/33 (a)	246,833	2,249
		49,418,347
Agency Mortgage-Backed Securities — 24.6%
Federal Home Loan Mortgage Corp.
2.500%, 07/01/50	8,806,403	7,459,800
2.500%, 05/01/51	2,024,505	1,728,971
2.500%, 01/01/52	3,729,534	3,179,522
3.000%, 09/01/50	3,085,062	2,812,909
3.000%, 02/01/52	2,531,449	2,224,605
3.500%, 03/01/32	214,196	210,640
3.500%, 12/01/32	692,771	677,608
3.500%, 01/01/33	1,111,428	1,084,657
3.500%, 03/01/33	1,169,652	1,141,865
3.500%, 04/01/33	1,874,421	1,834,442
3.500%, 05/01/33	409,127	398,797
3.500%, 06/01/43	661,979	625,585
3.700%, 06/01/34	3,235,387	3,063,862
3.750%, 08/01/32	3,500,000	3,371,572
4.000%, 09/01/32	153,572	152,140
4.000%, 11/01/32	406,116	402,411
4.000%, 12/01/32	323,478	320,143
4.000%, 01/01/33	29,477	29,272
4.000%, 02/01/33	83,434	82,632
4.000%, 08/01/42	749,178	729,743
4.000%, 08/01/43	1,308,594	1,273,668
4.000%, 01/01/46	934,286	898,199
4.000%, 07/01/48	1,152,592	1,109,391
4.000%, 05/01/52	493,399	467,385
5.000%, 02/01/34	65,908	66,402
5.000%, 08/01/39	430,577	441,478
BHFTI-159

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
6.000%, 12/01/54	1,060,297	$1,086,602
6.600%, 1Y RFUCCT + 1.852%, 07/01/40 (b)	184,800	191,202
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
8.606%, SOFR30A + 4.250%, 05/25/52 (144A) (b)	1,293,250	1,326,276
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 06/25/32	3,100,000	2,861,703
3.336%, 04/25/28 (b)	1,790,000	1,761,170
3.690%, 01/25/29	397,000	394,189
3.710%, 09/25/32 (b)	3,035,000	2,929,785
3.800%, 10/25/32 (b)	2,100,000	2,036,597
3.900%, 08/25/28 (b)	3,170,000	3,167,132
Federal National Mortgage Association
1.508%, 11/01/32 (b)	8,186,275	6,858,997
1.755%, 03/01/32 (b)	5,026,560	4,366,881
1.800%, 10/01/33	3,484,000	2,914,209
1.930%, 11/01/31	4,300,000	3,770,166
2.000%, 08/01/51	3,968,992	3,210,499
2.010%, 01/01/32	4,050,000	3,564,749
2.440%, 06/01/30	2,861,509	2,652,240
2.500%, 05/01/50	3,056,797	2,620,175
2.500%, 09/01/50	2,557,547	2,197,966
2.500%, 10/01/50	1,891,529	1,629,736
2.500%, 05/01/51	3,236,432	2,754,147
2.500%, 09/01/51	3,183,269	2,683,278
2.500%, 10/01/51	6,014,157	5,109,703
2.500%, 01/01/52	2,474,519	2,112,656
2.500%, 02/01/52	3,334,808	2,848,559
2.500%, 03/01/52	3,372,896	2,897,197
2.500%, 05/01/52	4,092,127	3,507,750
2.500%, 09/01/52	4,618,930	3,905,333
2.500%, 03/01/62	2,296,077	1,872,457
2.510%, 10/01/30	3,150,000	2,912,976
2.730%, 07/01/28	2,704,025	2,609,387
2.810%, 09/01/31	1,318,846	1,230,912
2.970%, 06/01/30	2,738,616	2,607,913
2.980%, 09/01/36	1,076,650	1,009,105
3.000%, 01/01/43	1,305,569	1,199,303
3.000%, 01/01/52	2,401,282	2,110,738
3.000%, 02/01/52	4,994,887	4,433,787
3.000%, 06/01/52	3,539,624	3,116,766
3.000%, 07/01/60	2,238,918	1,956,277
3.000%, 03/01/61	2,674,191	2,336,489
3.500%, 08/01/26	12,640	12,565
3.500%, 02/01/33	728,791	714,034
3.500%, 05/01/33	958,617	937,369
3.500%, 07/01/42	678,799	642,807
3.500%, 08/01/42	210,653	201,704
3.500%, 07/01/43	844,117	794,647
3.500%, 01/01/50	2,524,669	2,341,787
3.500%, 07/01/50	1,853,990	1,711,927
3.500%, 12/01/51	1,316,904	1,213,398
3.500%, 02/01/52	3,831,389	3,507,306
3.500%, 03/01/60	1,742,219	1,579,471
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 03/01/61	1,230,286	$1,104,510
3.500%, 03/01/62	2,739,223	2,459,246
3.540%, 06/01/32	4,357,000	4,156,076
3.550%, 02/01/30	1,500,000	1,468,427
3.730%, 10/01/32	2,463,120	2,374,513
3.800%, 09/01/32	3,411,180	3,303,443
3.805%, 11/01/32	2,025,000	1,962,593
3.895%, 02/01/33	3,450,000	3,339,970
3.970%, 08/01/33	4,649,464	4,472,784
4.000%, 02/01/31	218,058	216,893
4.000%, 10/01/32	136,161	134,635
4.000%, 12/01/40	63,453	61,557
4.000%, 07/01/42	430,347	419,611
4.000%, 06/01/47	421,422	405,554
4.000%, 04/01/52	4,513,435	4,264,332
4.000%, 05/01/52	7,180,174	6,786,118
4.170%, 05/01/33	3,000,000	2,955,303
4.185%, 04/01/33	3,000,000	2,954,791
4.190%, 04/01/33	2,000,000	1,969,598
4.330%, 01/01/33	2,700,000	2,693,658
4.500%, 02/01/40	133,019	133,545
4.500%, 06/01/62	1,785,224	1,731,485
4.520%, 06/01/33	1,577,778	1,591,872
4.520%, 10/01/33	1,300,000	1,310,081
4.550%, 09/01/33	3,090,744	3,121,679
4.590%, 04/01/33	3,350,000	3,375,614
4.735%, 02/01/33	3,100,000	3,150,656
5.000%, 09/01/35	239,316	239,676
5.000%, 06/01/53	3,760,294	3,739,612
5.080%, 02/01/32	3,145,000	3,252,078
5.290%, 12/01/32	2,479,061	2,589,853
5.500%, 01/01/58	1,595,933	1,659,633
6.000%, 07/01/28	25,951	26,501
6.000%, 12/01/39	94,464	99,545
Federal National Mortgage Association-ACES
1.200%, 10/25/30	831,407	794,542
1.764%, 11/25/31 (b)	7,400,000	6,370,542
1.924%, 10/25/30 (a) (b)	13,112,337	496,680
1.992%, 01/25/32 (b)	5,000,000	4,370,604
2.011%, 11/25/33 (a) (b)	6,384,048	408,736
2.488%, 05/25/26	914,833	904,308
2.556%, 12/25/26 (b)	563,954	553,734
3.061%, 05/25/27 (b)	2,106,279	2,075,622
3.109%, 04/25/29 (b)	1,321,127	1,282,951
3.159%, 03/25/28 (b)	1,480,886	1,453,087
3.160%, 02/25/30 (b)	864,514	831,801
3.163%, 06/25/27 (b)	1,878,522	1,848,136
3.466%, 07/25/28 (b)	3,635,258	3,584,549
3.884%, 08/25/32 (b)	2,600,000	2,505,063
FREMF Mortgage Trust
3.686%, 11/25/49 (144A) (b)	1,700,000	1,680,021
3.786%, 04/25/28 (144A) (b)	3,100,000	2,952,958
Government National Mortgage Association
2.500%, 10/20/51	2,149,666	1,852,216
3.000%, 02/20/51	1,441,548	1,287,467
BHFTI-160

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.500%, 01/20/51	2,206,320	$1,985,509
3.500%, 02/20/52	2,535,322	2,325,388
4.000%, 01/20/52	2,553,330	2,411,573
4.000%, 02/20/52	3,082,623	2,899,771
4.000%, 08/20/52	5,602,555	5,320,892
4.500%, 11/20/49	1,501,279	1,456,412
5.000%, 05/20/52	2,679,395	2,644,344
5.500%, 07/20/53	2,488,537	2,523,961
5.625%, 1Y H15 + 1.500%, 04/20/41 (b)	91,608	93,410
5.694%, 1Y H15 + 1.709%, 03/20/72 (b)	3,005,237	3,145,929
5.733%, 1Y H15 + 1.747%, 11/20/71 (b)	3,480,412	3,640,966
5.736%, 1Y H15 + 1.747%, 10/20/71 (b)	3,260,386	3,404,432
5.736%, 1Y H15 + 1.738%, 04/20/72 (b)	2,800,297	2,928,977
5.755%, 1Y H15 + 1.777%, 12/20/71 (b)	3,021,926	3,165,553
5.791%, 1Y H15 + 1.783%, 09/20/71 (b)	2,966,069	3,108,082
5.792%, 1Y H15 + 1.822%, 08/20/71 (b)	2,908,051	3,050,830
		305,084,209
Total Agency Sponsored Mortgage-Backed Securities (Cost $369,508,102)		354,502,556

U.S. Treasury & Government Agencies—28.1%
Federal Agencies — 0.2%
Tennessee Valley Authority
5.880%, 04/01/36	1,600,000	1,790,257
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 03/15/32 (a)	1,000,000	768,290
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 06/15/35 (c)	750,000	481,531
		3,040,078
U.S. Treasury — 27.9%
U.S. Treasury Bonds
1.125%, 05/15/40	555,000	353,444
1.250%, 05/15/50	528,000	258,988
1.375%, 08/15/50	380,000	191,069
1.625%, 11/15/50	6,800,000	3,648,625
1.875%, 11/15/51	8,840,000	5,000,816
2.000%, 02/15/50	5,127,000	3,065,986
2.000%, 08/15/51	3,675,000	2,153,033
2.250%, 05/15/41	12,370,000	9,164,914
2.250%, 08/15/46	6,537,000	4,361,405
2.250%, 08/15/49	170,000	108,508
2.250%, 02/15/52	10,400,000	6,450,844
2.375%, 02/15/42	11,600,000	8,595,781
2.375%, 11/15/49	4,475,000	2,927,978
2.500%, 02/15/45	6,750,000	4,834,951
2.750%, 11/15/42	9,475,000	7,338,313
2.750%, 08/15/47	8,000,000	5,799,375
2.875%, 05/15/43	10,415,000	8,159,502
2.875%, 05/15/49	27,000	19,697
2.875%, 05/15/52	2,280,000	1,626,994
3.000%, 11/15/44	238,000	186,207
3.000%, 11/15/45	510,000	394,911
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 02/15/47	276,000	$210,752
3.000%, 02/15/48	1,580,000	1,193,147
3.125%, 02/15/43	1,160,000	946,805
3.500%, 02/15/39	7,063,500	6,461,999
3.625%, 08/15/43	6,050,000	5,278,625
3.625%, 02/15/44	4,325,000	3,754,134
3.750%, 11/15/43	2,908,000	2,574,829
3.875%, 08/15/40	5,950,000	5,546,283
3.875%, 02/15/43	435,000	394,813
3.875%, 05/15/43	215,000	194,751
4.000%, 11/15/42	4,600,000	4,252,844
4.250%, 05/15/39	2,850,000	2,805,914
4.375%, 02/15/38	720,000	726,103
4.375%, 05/15/41	1,200,000	1,179,141
4.500%, 11/15/54	7,065,000	6,802,546
4.750%, 05/15/55 (d)	185,000	185,578
U.S. Treasury Notes
0.625%, 08/15/30	1,850,000	1,594,975
1.625%, 05/15/31	3,640,000	3,241,164
1.875%, 02/15/32	49,150,000	43,605,266
2.875%, 05/15/32	1,795,000	1,687,580
3.875%, 07/31/30	9,925,000	9,984,705
3.875%, 08/15/34	10,675,000	10,511,539
4.125%, 05/31/32	6,305,000	6,384,798
4.250%, 11/15/34	13,705,000	13,859,717
4.625%, 02/15/35	89,140,000	92,635,959
4.875%, 10/31/30	1,265,000	1,329,683
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/30	6,300,000	5,337,633
Zero Coupon, 05/15/30	700,000	586,763
Zero Coupon, 08/15/30	3,925,000	3,256,136
Zero Coupon, 11/15/30 (d)	5,425,000	4,452,913
Zero Coupon, 02/15/31	12,775,000	10,371,705
Zero Coupon, 11/15/31	3,000,000	2,355,557
Zero Coupon, 02/15/32	12,900,000	10,009,138
Zero Coupon, 05/15/32	800,000	614,047
Zero Coupon, 08/15/33	400,000	289,506
Zero Coupon, 11/15/33	3,135,000	2,241,199
Zero Coupon, 02/15/34	2,000,000	1,412,083
Zero Coupon, 08/15/34	2,600,000	1,789,049
		344,700,720
Total U.S. Treasury & Government Agencies (Cost $386,233,248)		347,740,798

Corporate Bonds & Notes—26.6%
Aerospace/Defense — 0.6%
BAE Systems PLC
1.900%, 02/15/31 (144A)	720,000	633,607
3.000%, 09/15/50 (144A)	332,000	224,672
Boeing Co.
2.196%, 02/04/26	905,000	898,146
3.100%, 05/01/26	360,000	357,591
3.250%, 03/01/28	659,000	643,346
BHFTI-161

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Boeing Co.
5.040%, 05/01/27	335,000	$338,589
5.150%, 05/01/30	675,000	692,655
5.705%, 05/01/40	550,000	561,210
6.298%, 05/01/29	580,000	615,523
6.388%, 05/01/31	330,000	359,408
6.528%, 05/01/34	540,000	596,952
Northrop Grumman Corp.
3.850%, 04/15/45	182,000	148,004
RTX Corp.
2.820%, 09/01/51	1,260,000	798,444
4.350%, 04/15/47	133,000	113,900
4.500%, 06/01/42	550,000	497,359
		7,479,406
Agriculture — 0.2%
Altria Group, Inc.
2.450%, 02/04/32	485,000	426,931
BAT Capital Corp.
4.540%, 08/15/47	363,000	304,390
Bunge Ltd. Finance Corp.
4.650%, 09/17/34	730,000	715,618
5.150%, 08/04/35	235,000	237,770
Reynolds American, Inc.
7.000%, 08/04/41	570,000	616,568
		2,301,277
Airlines — 0.5%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	328,499	311,053
3.550%, 07/15/31 (144A)	465,802	439,047
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	414,372	391,754
3.800%, 03/20/33 (144A)	327,573	320,217
4.125%, 03/20/33 (144A)	441,711	425,567
Delta Air Lines Pass-Through Trust
2.000%, 12/10/29	290,227	277,975
United Airlines Pass-Through Trust
3.100%, 04/07/30	601,796	570,623
3.500%, 09/01/31	580,331	556,731
3.700%, 09/01/31	796,980	748,650
4.000%, 10/11/27	272,727	272,155
4.150%, 02/25/33	888,243	866,631
4.600%, 09/01/27	291,225	289,692
5.450%, 08/15/38	713,520	733,942
		6,204,037
Auto Manufacturers — 0.2%
Hyundai Capital America
1.800%, 01/10/28 (144A)	635,000	600,446
2.375%, 10/15/27 (144A)	400,000	384,835
4.550%, 09/26/29 (144A) (d)	500,000	500,988
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (d)	606,000	519,697
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Volkswagen Group of America Finance LLC
1.625%, 11/24/27 (144A)	300,000	$283,434
		2,289,400
Banks — 9.3%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (b)	200,000	189,198
AIB Group PLC
5.320%, SOFR + 1.650%, 05/15/31 (144A) (b)	1,895,000	1,951,039
Banco Nacional de Panama
2.500%, 08/11/30 (144A)	950,000	832,427
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (b)	200,000	195,164
5.588%, 08/08/28	1,200,000	1,246,566
6.607%, 11/07/28	1,000,000	1,069,191
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (b)	445,000	397,479
2.572%, SOFR + 1.210%, 10/20/32 (b)	855,000	766,304
5.015%, SOFR + 2.160%, 07/22/33 (b)	1,400,000	1,430,474
5.468%, SOFR + 1.650%, 01/23/35 (b)	4,415,000	4,610,280
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (b)	655,000	640,117
5.601%, SOFR + 1.620%, 03/20/30 (144A) (b)	425,000	440,748
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (b)	620,000	691,041
Bank of Nova Scotia
4.850%, 02/01/30 (d)	297,000	304,074
Banque Federative du Credit Mutuel SA
5.790%, 07/13/28 (144A)	855,000	890,241
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (b)	460,000	414,566
4.942%, SOFR + 1.560%, 09/10/30 (b)	285,000	289,236
5.367%, SOFR + 1.230%, 02/25/31 (b)	435,000	448,551
5.785%, SOFR + 1.590%, 02/25/36 (b) (d)	415,000	433,100
6.224%, SOFR + 2.980%, 05/09/34 (b)	200,000	215,156
6.496%, SOFR + 1.880%, 09/13/27 (b)	1,655,000	1,688,528
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (b)	586,000	533,294
5.176%, SOFR + 1.520%, 01/09/30 (144A) (b)	1,305,000	1,338,781
5.283%, SOFR + 1.280%, 11/19/30 (144A) (b)	1,615,000	1,658,866
5.497%, SOFR + 1.590%, 05/20/30 (144A) (b)	1,279,000	1,322,585
5.786%, SOFR + 1.620%, 01/13/33 (144A) (b) (d)	815,000	855,363
BPCE SA
2.277%, SOFR + 1.312%, 01/20/32 (144A) (b)	415,000	365,972
5.389%, SOFR + 1.581%, 05/28/31 (144A) (b)	910,000	933,609
5.716%, SOFR + 1.959%, 01/18/30 (144A) (b)	370,000	382,635
5.876%, SOFR + 1.680%, 01/14/31 (144A) (b)	525,000	548,299
5.936%, SOFR + 1.850%, 05/30/35 (144A) (b)	1,175,000	1,230,762
6.027%, SOFR + 1.956%, 05/28/36 (144A) (b)	1,175,000	1,237,386
6.293%, SOFR + 2.040%, 01/14/36 (144A) (b)	685,000	733,054
CaixaBank SA
5.581%, SOFR + 1.790%, 07/03/36 (144A) (b)	1,570,000	1,608,040
6.840%, SOFR + 2.770%, 09/13/34 (144A) (b)	330,000	367,711
Citigroup, Inc.
2.561%, SOFR + 1.167%, 05/01/32 (b)	915,000	824,689
3.057%, SOFR + 1.351%, 01/25/33 (b)	677,000	616,328
BHFTI-162

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
4.300%, 11/20/26	750,000	$751,191
4.450%, 09/29/27	1,294,000	1,299,267
4.503%, SOFR + 1.171%, 09/11/31 (b)	520,000	520,281
4.542%, SOFR + 1.338%, 09/19/30 (b)	988,000	992,598
5.174%, SOFR + 1.488%, 09/11/36 (b)	485,000	489,922
5.449%, SOFR + 1.447%, 06/11/35 (b)	1,000,000	1,036,978
Cooperatieve Rabobank UA
3.750%, 07/21/26	513,000	510,632
4.990%, 1Y H15 + 0.920%, 05/27/31 (144A) (b)	850,000	867,952
Credit Agricole SA
4.818%, SOFR + 1.360%, 09/25/33 (144A) (b)	665,000	660,913
5.222%, SOFR + 1.460%, 05/27/31 (144A) (b)	715,000	733,469
5.230%, SOFR + 1.130%, 01/09/29 (144A) (b)	713,000	726,678
5.335%, SOFR + 1.690%, 01/10/30 (144A) (b)	637,000	655,441
5.862%, SOFR + 1.740%, 01/09/36 (144A) (b)	795,000	835,811
Danske Bank AS
4.613%, 1Y H15 + 1.100%, 10/02/30 (144A) (b)	440,000	442,301
5.019%, 1Y H15 + 0.930%, 03/04/31 (144A) (b)	660,000	672,472
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (b)	920,000	957,190
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (b)	312,000	305,174
3.035%, SOFR + 1.718%, 05/28/32 (b)	1,600,000	1,461,579
4.950%, SOFR + 1.300%, 08/04/31 (b)	240,000	242,270
4.999%, SOFR + 1.700%, 09/11/30 (b)	150,000	152,148
5.297%, SOFR + 1.720%, 05/09/31 (b)	1,520,000	1,557,032
5.373%, SOFR + 1.210%, 01/10/29 (b)	405,000	413,706
5.403%, SOFR + 2.050%, 09/11/35 (b) (d)	150,000	152,956
DNB Bank ASA
4.853%, SOFR + 1.050%, 11/05/30 (144A) (b)	590,000	601,776
Fifth Third Bancorp
8.250%, 03/01/38	200,000	247,449
Goldman Sachs Group, Inc.
1.948%, SOFR + 0.913%, 10/21/27 (b)	781,000	762,619
1.992%, SOFR + 1.090%, 01/27/32 (b)	950,000	838,309
2.640%, SOFR + 1.114%, 02/24/28 (b)	920,000	900,655
3.102%, SOFR + 1.410%, 02/24/33 (b)	1,307,000	1,199,015
3.691%, 3M TSFR + 1.772%, 06/05/28 (b)	1,307,000	1,297,600
4.411%, 3M TSFR + 1.692%, 04/23/39 (b)	445,000	411,556
5.049%, SOFR + 1.210%, 07/23/30 (b)	745,000	763,672
5.218%, SOFR + 1.580%, 04/23/31 (b)	578,000	597,713
5.330%, SOFR + 1.550%, 07/23/35 (b)	1,570,000	1,616,227
6.484%, SOFR + 1.770%, 10/24/29 (b)	840,000	893,911
HSBC Holdings PLC
2.206%, SOFR + 1.285%, 08/17/29 (b)	630,000	594,681
2.357%, SOFR + 1.947%, 08/18/31 (b)	890,000	805,527
5.240%, SOFR + 1.570%, 05/13/31 (b)	430,000	442,492
5.286%, SOFR + 1.290%, 11/19/30 (b)	525,000	541,539
6.332%, SOFR + 2.650%, 03/09/44 (b)	370,000	406,946
6.500%, 09/15/37	930,000	998,965
Huntington Bancshares, Inc.
5.272%, SOFR + 1.276%, 01/15/31 (b)	450,000	463,800
ING Groep NV
1.726%, SOFR + 1.005%, 04/01/27 (b)	285,000	281,325
6.083%, SOFR + 1.560%, 09/11/27 (b)	240,000	244,099
Security Description	Principal Amount*	Value

Banks—(Continued)
KBC Group NV
4.454%, 1Y H15 + 0.850%, 09/23/31 (144A) (b) (d)	1,040,000	$1,034,493
4.932%, 1Y H15 + 1.070%, 10/16/30 (144A) (b)	550,000	559,450
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (b)	170,000	169,425
5.121%, SOFR + 1.227%, 04/04/31 (b) (d)	670,000	687,951
Lloyds Banking Group PLC
5.462%, 1Y H15 + 1.375%, 01/05/28 (b)	730,000	740,877
5.679%, 1Y H15 + 1.750%, 01/05/35 (b)	795,000	833,400
Macquarie Bank Ltd.
3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (b)	825,000	744,889
Mitsubishi UFJ Financial Group, Inc.
5.159%, 1Y H15 + 1.170%, 04/24/31 (b)	200,000	206,082
5.188%, 5Y H15 + 0.930%, 09/12/36 (b)	485,000	492,814
Mizuho Financial Group, Inc.
2.869%, 3M TSFR + 1.572%, 09/13/30 (b)	539,000	510,194
4.711%, 1Y H15 + 0.920%, 07/08/31 (b)	830,000	839,770
5.323%, 1Y H15 + 1.070%, 07/08/36 (b)	1,690,000	1,737,208
Morgan Stanley
3.772%, 3M TSFR + 1.402%, 01/24/29 (b)	278,000	275,590
4.300%, 01/27/45	400,000	350,867
4.431%, 3M TSFR + 1.890%, 01/23/30 (b)	1,157,000	1,162,539
4.457%, 3M TSFR + 1.693%, 04/22/39 (b)	850,000	802,303
5.042%, SOFR + 1.215%, 07/19/30 (b)	465,000	476,561
5.123%, SOFR + 1.730%, 02/01/29 (b)	380,000	388,188
5.164%, SOFR + 1.590%, 04/20/29 (b)	1,215,000	1,243,712
5.320%, SOFR + 1.555%, 07/19/35 (b)	625,000	644,905
5.449%, SOFR + 1.630%, 07/20/29 (b)	275,000	284,160
5.466%, SOFR + 1.730%, 01/18/35 (b)	448,000	466,612
NatWest Group PLC
4.892%, 05/18/29	290,000	294,557
5.076%, 01/27/30	565,000	577,056
5.115%, 1Y H15 + 1.050%, 05/23/31 (b)	945,000	968,990
5.778%, 1Y H15 + 1.500%, 03/01/35 (b)	555,000	585,267
5.808%, 1Y H15 + 1.950%, 09/13/29 (b)	570,000	594,317
PNC Financial Services Group, Inc.
4.812%, SOFR + 1.259%, 10/21/32 (b)	600,000	608,254
4.899%, SOFR + 1.333%, 05/13/31 (b)	690,000	704,622
5.068%, SOFR + 1.933%, 01/24/34 (b)	964,000	983,629
5.373%, SOFR + 1.417%, 07/21/36 (b)	90,000	92,616
Royal Bank of Canada
4.650%, SOFR + 1.080%, 10/18/30 (b)	950,000	960,898
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (b)	900,000	937,459
Santander U.K. Group Holdings PLC
1.673%, SOFR + 0.989%, 06/14/27 (b)	680,000	667,332
4.858%, SOFR + 1.554%, 09/11/30 (b)	550,000	556,251
5.694%, SOFR + 1.524%, 04/15/31 (b)	505,000	526,860
6.534%, SOFR + 2.600%, 01/10/29 (b)	1,300,000	1,360,607
Skandinaviska Enskilda Banken AB
4.500%, 09/03/30 (144A)	560,000	561,261
Societe Generale SA
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (b)	720,000	706,933
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (b)	1,670,000	1,496,678
3.337%, 1Y H15 + 1.600%, 01/21/33 (144A) (b)	1,000,000	909,755
5.250%, 02/19/27 (144A)	705,000	712,624
BHFTI-163

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Societe Generale SA
5.512%, SOFR + 1.650%, 05/22/31 (144A) (b)	2,404,000	$2,472,894
Standard Chartered PLC
5.005%, 1Y H15 + 1.150%, 10/15/30 (144A) (b)	355,000	361,246
5.688%, 1Y H15 + 1.050%, 05/14/28 (144A) (b) (d)	354,000	361,352
Sumitomo Mitsui Financial Group, Inc.
3.040%, 07/16/29	1,020,000	975,207
5.240%, 04/15/30 (d)	1,000,000	1,036,056
5.710%, 01/13/30	960,000	1,012,321
Toronto-Dominion Bank
5.298%, 01/30/32	635,000	663,182
Truist Financial Corp.
5.711%, SOFR + 1.922%, 01/24/35 (b) (d)	480,000	503,698
7.161%, SOFR + 2.446%, 10/30/29 (b)	1,070,000	1,158,918
U.S. Bancorp
5.083%, SOFR + 1.296%, 05/15/31 (b)	690,000	709,545
UBS Group AG
3.869%, 01/12/29 (144A) (d)	905,000	897,419
4.398%, SOFR + 1.060%, 09/23/31 (144A) (b)	470,000	468,405
5.010%, SOFR + 1.340%, 03/23/37 (144A) (b)	1,030,000	1,025,034
6.537%, SOFR + 3.920%, 08/12/33 (144A) (b)	262,000	289,008
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (b)	345,000	339,561
Wells Fargo & Co.
4.897%, SOFR + 2.100%, 07/25/33 (b)	377,000	383,005
5.198%, SOFR + 1.500%, 01/23/30 (b)	1,060,000	1,091,692
5.211%, SOFR + 1.380%, 12/03/35 (b)	580,000	592,610
5.389%, SOFR + 2.020%, 04/24/34 (b)	456,000	473,812
5.557%, SOFR + 1.990%, 07/25/34 (b)	425,000	446,420
5.574%, SOFR + 1.740%, 07/25/29 (b)	387,000	401,068
5.605%, SOFR + 1.740%, 04/23/36 (b)	4,552,000	4,777,102
		114,946,202
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	1,103,000	1,088,995
Coca-Cola Femsa SAB de CV
1.850%, 09/01/32	515,000	429,278
Constellation Brands, Inc.
5.250%, 11/15/48	180,000	167,534
Molson Coors Beverage Co.
4.200%, 07/15/46	249,000	202,854
		1,888,661
Biotechnology — 0.3%
Amgen, Inc.
4.663%, 06/15/51	347,000	303,121
5.600%, 03/02/43	731,000	740,688
5.650%, 03/02/53	865,000	862,788
Baxalta, Inc.
5.250%, 06/23/45	27,000	25,874
Biogen, Inc.
5.750%, 05/15/35	480,000	503,015
Gilead Sciences, Inc.
2.600%, 10/01/40	1,760,000	1,292,193
		3,727,679
Security Description	Principal Amount*	Value

Building Materials — 0.1%
CRH America Finance, Inc.
3.400%, 05/09/27 (144A)	214,000	$211,390
Masco Corp.
2.000%, 10/01/30	164,000	146,618
6.500%, 08/15/32	720,000	790,218
		1,148,226
Chemicals — 0.3%
DuPont de Nemours, Inc.
5.319%, 11/15/38	2,025,000	2,074,644
EIDP, Inc.
5.125%, 05/15/32	935,000	961,755
Nutrien Ltd.
4.125%, 03/15/35	620,000	574,094
		3,610,493
Commercial Services — 0.6%
Element Fleet Management Corp.
5.037%, 03/25/30 (144A)	740,000	754,844
6.319%, 12/04/28 (144A)	610,000	646,013
ERAC USA Finance LLC
7.000%, 10/15/37 (144A) (d)	500,000	583,273
Ford Foundation
2.815%, 06/01/70	275,000	158,794
Global Payments, Inc.
2.900%, 05/15/30	211,000	195,279
2.900%, 11/15/31	404,000	362,281
3.200%, 08/15/29	1,437,000	1,364,696
5.300%, 08/15/29	272,000	278,161
Pepperdine University
3.301%, 12/01/59	450,000	280,798
Quanta Services, Inc.
2.350%, 01/15/32	855,000	750,469
2.900%, 10/01/30	1,110,000	1,036,235
5.100%, 08/09/35	620,000	621,593
University of Southern California
3.226%, 10/01/2120	440,000	259,121
		7,291,557
Computers — 0.4%
Accenture Capital, Inc.
4.250%, 10/04/31	585,000	584,127
4.500%, 10/04/34	400,000	394,489
Apple, Inc.
2.700%, 08/05/51	965,000	615,883
CGI, Inc.
2.300%, 09/14/31	1,184,000	1,040,960
Dell International LLC/EMC Corp.
5.300%, 04/01/32	1,425,000	1,471,120
Leidos, Inc.
2.300%, 02/15/31	365,000	325,689
		4,432,268
BHFTI-164

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.600%, 06/15/45	190,000	$171,607
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	990,000	972,660
3.300%, 01/30/32	945,000	870,244
5.000%, 11/15/35	275,000	271,977
6.100%, 01/15/27	990,000	1,011,218
Aircastle Ltd./Aircastle Ireland DAC
5.250%, 03/15/30 (144A)	530,000	540,668
American Express Co.
4.918%, SOFR + 1.220%, 07/20/33 (b)	320,000	325,571
5.442%, SOFR + 1.320%, 01/30/36 (b)	635,000	660,448
Aviation Capital Group LLC
5.125%, 04/10/30 (144A)	505,000	512,661
Avolon Holdings Funding Ltd.
2.125%, 02/21/26 (144A)	445,000	440,417
2.528%, 11/18/27 (144A)	1,763,000	1,695,041
3.250%, 02/15/27 (144A)	1,840,000	1,809,439
4.250%, 04/15/26 (144A)	885,000	883,423
4.375%, 05/01/26 (144A)	540,000	539,637
5.500%, 01/15/26 (144A)	1,140,000	1,141,511
Brookfield Finance, Inc.
4.700%, 09/20/47	84,000	73,608
4.850%, 03/29/29	485,000	493,056
Capital One Financial Corp.
1.878%, SOFR + 0.855%, 11/02/27 (b)	324,000	315,696
2.618%, SOFR + 1.265%, 11/02/32 (b)	735,000	653,085
6.312%, SOFR + 2.640%, 06/08/29 (b)	570,000	597,937
Macquarie Airfinance Holdings Ltd.
5.150%, 03/17/30 (144A)	895,000	907,512
5.200%, 03/27/28 (144A)	840,000	854,313
Nasdaq, Inc.
5.550%, 02/15/34	262,000	275,097
Nomura Holdings, Inc.
2.679%, 07/16/30	540,000	496,311
		16,341,530
Electric — 3.3%
AEP Transmission Co. LLC
3.150%, 09/15/49	225,000	154,291
AES Corp.
5.800%, 03/15/32	725,000	750,439
Baltimore Gas & Electric Co.
5.200%, 06/15/33	1,510,000	1,511,792
Berkshire Hathaway Energy Co.
6.125%, 04/01/36	325,000	353,634
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	250,000	247,507
Constellation Energy Generation LLC
5.750%, 10/01/41	1,260,000	1,293,358
5.800%, 03/01/33	174,000	185,881
6.250%, 10/01/39	160,000	173,804
Consumers Energy Co.
4.350%, 08/31/64	191,000	150,518
Security Description	Principal Amount*	Value

Electric—(Continued)
Delmarva Power & Light Co.
4.150%, 05/15/45	500,000	$423,872
Dominion Energy, Inc.
2.850%, 08/15/26 (d)	183,000	181,076
DTE Electric Co.
5.700%, 10/01/37	300,000	319,291
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	600,000	648,874
Duke Energy Corp.
5.700%, 09/15/55	440,000	438,401
6.100%, 09/15/53 (d)	660,000	694,694
Duke Energy Indiana LLC
3.750%, 05/15/46	350,000	276,103
Duke Energy Progress LLC
2.900%, 08/15/51	470,000	301,043
4.100%, 03/15/43	200,000	170,498
4.375%, 03/30/44	247,000	214,955
5.700%, 04/01/35	360,000	377,591
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	450,000	404,449
2.775%, 01/07/32 (144A)	280,000	248,029
3.616%, 08/01/27 (144A)	1,050,000	1,028,495
Electricite de France SA
5.950%, 04/22/34 (144A) (d)	580,000	616,917
Emera U.S. Finance LP
4.750%, 06/15/46	500,000	431,432
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	456,523
5.000%, 09/30/35 (144A)	530,000	522,271
Entergy Arkansas LLC
2.650%, 06/15/51	285,000	172,340
Entergy Corp.
2.950%, 09/01/26 (d)	194,000	191,928
Entergy Louisiana LLC
2.900%, 03/15/51	390,000	250,247
3.050%, 06/01/31	195,000	182,894
5.800%, 03/15/55	525,000	537,526
Entergy Mississippi LLC
5.850%, 06/01/54	320,000	327,591
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	1,895,000	1,864,298
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	113,000	110,274
Florida Power & Light Co.
5.625%, 04/01/34 (d)	1,250,000	1,333,965
Fortis, Inc.
3.055%, 10/04/26	636,000	628,681
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	330,000	309,271
5.300%, 07/01/43	360,000	345,242
Jersey Central Power & Light Co.
5.100%, 01/15/35	220,000	222,965
6.150%, 06/01/37	200,000	217,010
Massachusetts Electric Co.
4.004%, 08/15/46 (144A)	402,000	324,801
BHFTI-165

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Nevada Power Co.
5.375%, 09/15/40	223,000	$225,810
6.650%, 04/01/36	360,000	403,886
New England Power Co.
3.800%, 12/05/47 (144A)	280,000	219,727
New York State Electric & Gas Corp.
3.250%, 12/01/26 (144A)	434,000	428,649
Niagara Mohawk Power Corp.
1.960%, 06/27/30 (144A)	700,000	630,086
Northern States Power Co.
6.500%, 03/01/28	628,000	659,010
NRG Energy, Inc.
2.000%, 12/02/25 (144A) (d)	560,000	557,043
2.450%, 12/02/27 (144A)	625,000	599,122
Ohio Power Co.
2.900%, 10/01/51	635,000	395,118
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	670,000	453,415
Pacific Gas & Electric Co.
3.750%, 08/15/42	245,000	186,421
4.300%, 03/15/45	420,000	336,961
5.800%, 05/15/34	1,168,000	1,210,239
5.900%, 10/01/54	55,000	53,576
6.000%, 08/15/35	1,665,000	1,742,553
6.400%, 06/15/33	755,000	811,583
6.750%, 01/15/53	40,000	43,098
PG&E Recovery Funding LLC
5.231%, 06/01/42	495,000	506,272
5.529%, 06/01/51	590,000	584,721
5.536%, 07/15/49	630,000	636,068
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	465,000	443,813
5.099%, 06/01/54	675,000	640,244
5.212%, 12/01/49	360,000	348,021
Progress Energy, Inc.
7.000%, 10/30/31	200,000	224,947
Public Service Co. of Oklahoma
6.625%, 11/15/37	600,000	668,201
Puget Energy, Inc.
2.379%, 06/15/28	853,000	809,912
5.725%, 03/15/35	275,000	283,779
San Diego Gas & Electric Co.
2.950%, 08/15/51	635,000	414,038
SCE Recovery Funding LLC
4.697%, 06/15/42	585,786	577,322
Sigeco Securitization I LLC
5.026%, 11/15/38	549,210	563,872
Southern California Edison Co.
3.650%, 03/01/28	500,000	491,346
5.550%, 01/15/36	500,000	501,722
5.875%, 12/01/53	713,000	688,600
5.900%, 03/01/55	185,000	179,534
Southern Co.
5.200%, 06/15/33	712,000	731,975
Southern Power Co.
5.150%, 09/15/41	400,000	383,966
Security Description	Principal Amount*	Value

Electric—(Continued)
Southwestern Public Service Co.
4.500%, 08/15/41	250,000	$224,697
Tampa Electric Co.
4.450%, 06/15/49	500,000	423,430
Toledo Edison Co.
6.150%, 05/15/37	400,000	434,327
Virginia Electric & Power Co.
4.450%, 02/15/44	126,000	110,348
6.000%, 05/15/37	685,000	736,146
Vistra Operations Co. LLC
5.700%, 12/30/34 (144A)	230,000	238,009
6.000%, 04/15/34 (144A)	90,000	94,888
		40,491,266
Electronics — 0.1%
Honeywell International, Inc.
5.250%, 03/01/54	690,000	664,137
Food — 0.5%
Bimbo Bakeries USA, Inc.
5.375%, 01/09/36 (144A) (d)	200,000	202,994
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750%, 12/01/31	760,000	717,969
6.750%, 03/15/34	845,000	934,150
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.500%, 01/15/36 (144A)	810,000	827,180
6.375%, 04/15/66 (144A)	905,000	930,376
JBS USA Lux SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, 04/20/35 (144A)	135,000	141,818
Kroger Co.
5.000%, 09/15/34	270,000	272,292
5.500%, 09/15/54 (d)	210,000	204,679
8.000%, 09/15/29	610,000	689,077
Mars, Inc.
5.650%, 05/01/45 (144A)	1,055,000	1,070,220
Tyson Foods, Inc.
5.700%, 03/15/34 (d)	520,000	547,943
		6,538,698
Gas — 0.4%
APA Infrastructure Ltd.
5.125%, 09/16/34 (144A) (d)	1,041,000	1,055,040
Atmos Energy Corp.
4.150%, 01/15/43	460,000	394,124
Brooklyn Union Gas Co.
4.273%, 03/15/48 (144A)	500,000	402,126
KeySpan Gas East Corp.
2.742%, 08/15/26 (144A)	345,000	340,521
NiSource, Inc.
1.700%, 02/15/31	570,000	495,017
Southern California Gas Co.
2.550%, 02/01/30	829,000	773,761
Southern Co. Gas Capital Corp.
3.950%, 10/01/46	212,000	167,727
4.400%, 06/01/43	375,000	322,266
BHFTI-166

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Gas—(Continued)
Southern Co. Gas Capital Corp.
6.000%, 10/01/34	1,000,000	$1,071,341
Southwest Gas Corp.
3.800%, 09/29/46	332,000	254,814
		5,276,737
Healthcare-Products — 0.1%
Solventum Corp.
5.600%, 03/23/34	821,000	854,767
Healthcare-Services — 1.1%
Aetna, Inc.
6.625%, 06/15/36	297,000	326,548
Children's Hospital
2.928%, 07/15/50	540,000	349,085
Children's Hospital Corp.
2.585%, 02/01/50	430,000	265,486
Cigna Group
4.800%, 07/15/46	156,000	139,743
5.250%, 01/15/36	1,155,000	1,169,719
CommonSpirit Health
1.547%, 10/01/25	435,000	435,000
2.782%, 10/01/30	430,000	397,396
3.910%, 10/01/50	425,000	318,628
Cottage Health Obligated Group
3.304%, 11/01/49	500,000	353,953
Elevance Health, Inc.
4.650%, 08/15/44	324,000	287,370
Hackensack Meridian Health, Inc.
2.675%, 09/01/41	1,180,000	840,655
2.875%, 09/01/50	700,000	452,216
Hartford HealthCare Corp.
3.447%, 07/01/54	1,100,000	804,413
HCA, Inc.
3.500%, 07/15/51	397,000	271,594
3.625%, 03/15/32	242,000	227,033
5.125%, 06/15/39	565,000	544,413
5.450%, 09/15/34	515,000	528,282
5.500%, 06/15/47	445,000	424,512
5.750%, 03/01/35	578,000	604,284
5.950%, 09/15/54	300,000	299,342
6.100%, 04/01/64	640,000	642,580
Memorial Health Services
3.447%, 11/01/49	995,000	715,846
MyMichigan Health
3.409%, 06/01/50	245,000	173,936
Nationwide Children's Hospital, Inc.
4.556%, 11/01/52	181,000	157,144
NYU Langone Hospitals
3.380%, 07/01/55	410,000	284,461
Piedmont Healthcare, Inc.
2.864%, 01/01/52	620,000	394,161
Texas Health Resources
2.328%, 11/15/50	340,000	194,182
4.330%, 11/15/55	250,000	208,970
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
UnitedHealth Group, Inc.
3.250%, 05/15/51	900,000	$613,764
5.875%, 02/15/53	405,000	416,375
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	580,000	342,524
		13,183,615
Insurance — 0.3%
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	500,000	558,049
Aon North America, Inc.
5.450%, 03/01/34	1,000,000	1,041,704
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	620,000	486,381
Corebridge Financial, Inc.
3.850%, 04/05/29	390,000	384,005
F&G Annuities & Life, Inc.
6.500%, 06/04/29	330,000	344,061
Guardian Life Insurance Co. of America
4.850%, 01/24/77 (144A)	156,000	131,361
Hartford Insurance Group, Inc.
4.300%, 04/15/43	400,000	347,670
New York Life Insurance Co.
4.450%, 05/15/69 (144A)	625,000	496,560
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	200,000	160,441
		3,950,232
Internet — 0.4%
Amazon.com, Inc.
3.950%, 04/13/52 (d)	1,270,000	1,030,142
Identity Digital, Inc.
6.793%, 03/20/65	2,500,000	2,528,250
Meta Platforms, Inc.
5.400%, 08/15/54	365,000	360,613
5.600%, 05/15/53	835,000	846,979
Uber Technologies, Inc.
4.800%, 09/15/34	370,000	370,695
		5,136,679
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.650%, 10/15/27	630,000	599,165
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 03/01/42	775,000	558,191
3.700%, 04/01/51	840,000	554,156
4.800%, 03/01/50	935,000	740,549
6.834%, 10/23/55	400,000	407,762
Comcast Corp.
2.887%, 11/01/51	1,131,000	696,663
2.937%, 11/01/56	663,000	393,431
2.987%, 11/01/63	42,000	23,983
3.900%, 03/01/38	591,000	520,260
BHFTI-167

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp.
4.200%, 08/15/34	556,000	$530,859
Cox Communications, Inc.
2.950%, 10/01/50 (144A)	630,000	367,948
Time Warner Cable LLC
5.500%, 09/01/41	1,000,000	916,442
		5,710,244
Mining — 0.3%
Anglo American Capital PLC
5.750%, 04/05/34 (144A) (d)	1,020,000	1,070,533
Corp. Nacional del Cobre de Chile
6.440%, 01/26/36 (144A)	528,000	570,696
Glencore Funding LLC
2.500%, 09/01/30 (144A)	1,165,000	1,062,768
5.634%, 04/04/34 (144A) (d)	610,000	634,859
		3,338,856
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.450%, 11/21/44	333,000	295,608
Oil & Gas — 0.7%
Aker BP ASA
5.800%, 10/01/54 (144A)	185,000	171,515
BP Capital Markets America, Inc.
2.939%, 06/04/51	1,260,000	814,201
ConocoPhillips Co.
5.500%, 01/15/55 (d)	545,000	533,908
Coterra Energy, Inc.
3.900%, 05/15/27	710,000	705,336
5.400%, 02/15/35	590,000	594,709
Devon Energy Corp.
5.750%, 09/15/54	194,000	179,950
EQT Corp.
3.900%, 10/01/27	150,000	149,037
Exxon Mobil Corp.
2.995%, 08/16/39	690,000	552,078
Jonah Energy LLC
7.800%, 11/10/37	1,328,249	1,343,126
Pioneer Natural Resources Co.
2.150%, 01/15/31	385,000	346,154
Suncor Energy, Inc.
5.950%, 12/01/34 (d)	668,000	703,344
7.875%, 06/15/26	544,000	557,755
TotalEnergies Capital International SA
2.986%, 06/29/41	900,000	682,401
3.127%, 05/29/50	870,000	595,629
3.461%, 07/12/49 (d)	660,000	482,828
		8,411,971
Oil & Gas Services — 0.0%
Halliburton Co.
4.750%, 08/01/43	215,000	192,412
Security Description	Principal Amount*	Value

Oil & Gas Services—(Continued)
Halliburton Co.
4.850%, 11/15/35 (d)	270,000	$265,918
		458,330
Packaging & Containers — 0.1%
Graphic Packaging International LLC
1.512%, 04/15/26 (144A)	894,000	879,427
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.050%, 11/21/39	1,682,000	1,505,281
4.400%, 11/06/42	600,000	541,115
4.450%, 05/14/46	220,000	194,724
5.050%, 03/15/34	1,115,000	1,147,362
AstraZeneca PLC
6.450%, 09/15/37	350,000	398,983
Becton Dickinson & Co.
3.794%, 05/20/50 (d)	103,000	78,868
Bristol-Myers Squibb Co.
3.700%, 03/15/52	380,000	283,593
4.125%, 06/15/39	527,000	477,422
4.550%, 02/20/48	427,000	373,378
5.550%, 02/22/54 (d)	61,000	60,796
5.650%, 02/22/64	555,000	550,407
Cencora, Inc.
5.150%, 02/15/35	1,110,000	1,133,568
CVS Health Corp.
4.300%, 03/25/28	179,000	179,118
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	537,171	514,132
5.773%, 01/10/33 (144A)	471,643	483,239
8.353%, 07/10/31 (144A)	89,763	98,016
Pfizer Investment Enterprises Pte. Ltd.
5.300%, 05/19/53 (d)	1,265,000	1,222,479
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40 (d)	945,000	721,029
3.175%, 07/09/50	927,000	627,446
5.650%, 07/05/44	228,000	233,064
		10,824,020
Pipelines — 1.0%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	769,000	657,642
Cheniere Energy Partners LP
5.550%, 10/30/35 (144A)	300,000	306,484
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	252,000	255,889
Columbia Pipelines Operating Co. LLC
5.439%, 02/15/35 (144A)	1,600,000	1,631,370
5.962%, 02/15/55 (144A)	1,085,000	1,076,006
Eastern Energy Gas Holdings LLC
6.200%, 01/15/55	325,000	340,612
Enbridge, Inc.
5.625%, 04/05/34	705,000	735,883
5.700%, 03/08/33	680,000	715,603
BHFTI-168

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Energy Transfer LP
4.150%, 09/15/29	308,000	$305,189
4.950%, 01/15/43	394,000	349,002
5.300%, 04/01/44	200,000	183,184
6.000%, 06/15/48	270,000	266,096
6.100%, 02/15/42	500,000	509,543
Enterprise Products Operating LLC
4.950%, 10/15/54	179,000	160,848
5.100%, 02/15/45	200,000	189,661
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	693,104	588,561
Kinder Morgan, Inc.
5.050%, 02/15/46	250,000	226,566
MPLX LP
5.400%, 04/01/35	495,000	499,037
5.500%, 06/01/34	560,000	570,691
ONEOK Partners LP
6.650%, 10/01/36	950,000	1,038,068
ONEOK, Inc.
4.750%, 10/15/31	680,000	680,218
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27	195,000	196,669
5.026%, 10/01/29	225,000	227,583
Western Midstream Operating LP
5.250%, 02/01/50 (d)	325,000	282,849
Williams Cos., Inc.
5.600%, 03/15/35	455,000	472,177
6.000%, 03/15/55	120,000	123,802
		12,589,233
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32	710,000	600,154
4.000%, 02/01/50	566,000	434,141
American Tower Corp.
1.875%, 10/15/30	845,000	747,311
2.100%, 06/15/30	470,000	423,627
2.950%, 01/15/51 (d)	255,000	165,207
3.100%, 06/15/50 (d)	390,000	261,207
3.375%, 10/15/26	287,000	284,902
3.700%, 10/15/49 (d)	665,000	498,639
Brixmor Operating Partnership LP
2.250%, 04/01/28	600,000	571,442
2.500%, 08/16/31 (d)	325,000	288,619
COPT Defense Properties LP
2.750%, 04/15/31	1,153,000	1,043,793
DOC Dr. LLC
2.625%, 11/01/31	405,000	360,907
Essex Portfolio LP
2.650%, 03/15/32	565,000	503,557
Goodman U.S. Finance Six LLC
5.125%, 10/07/34 (144A)	270,000	272,552
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	387,000	381,841
Healthpeak OP LLC
3.500%, 07/15/29	600,000	581,601
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Safehold GL Holdings LLC
2.800%, 06/15/31	2,220,000	$2,032,610
UDR, Inc.
2.100%, 08/01/32	470,000	400,675
3.000%, 08/15/31	95,000	87,706
3.200%, 01/15/30	625,000	597,587
Welltower OP LLC
6.500%, 03/15/41	225,000	250,728
WP Carey, Inc.
2.250%, 04/01/33	845,000	705,398
		11,494,204
Retail — 0.1%
AutoZone, Inc.
1.650%, 01/15/31	530,000	461,479
Home Depot, Inc.
3.625%, 04/15/52	705,000	528,177
McDonald's Corp.
4.450%, 03/01/47	180,000	155,819
4.700%, 12/09/35	84,000	83,409
6.300%, 10/15/37	152,000	169,284
		1,398,168
Savings & Loans — 0.1%
Nationwide Building Society
5.537%, SOFR + 1.650%, 07/14/36 (144A) (b)	1,755,000	1,804,798
Semiconductors — 0.7%
Analog Devices, Inc.
2.800%, 10/01/41	722,000	534,432
Broadcom, Inc.
3.137%, 11/15/35 (144A)	1,685,000	1,457,804
3.187%, 11/15/36 (144A)	465,000	396,821
4.800%, 02/15/36	560,000	558,292
5.050%, 07/12/29	1,400,000	1,442,120
Intel Corp.
3.050%, 08/12/51 (d)	205,000	130,069
3.250%, 11/15/49	205,000	136,220
3.734%, 12/08/47	255,000	188,347
5.700%, 02/10/53	200,000	193,415
KLA Corp.
3.300%, 03/01/50	610,000	436,361
Marvell Technology, Inc.
2.950%, 04/15/31	1,085,000	1,002,047
5.450%, 07/15/35	1,367,000	1,409,285
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.250%, 05/11/41	1,115,000	847,137
Texas Instruments, Inc.
5.050%, 05/18/63	311,000	289,015
		9,021,365
Software — 0.6%
Cadence Design Systems, Inc.
4.700%, 09/10/34	953,000	951,461
Fiserv, Inc.
4.400%, 07/01/49	295,000	243,228
BHFTI-169

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Asset-Backed Securities—11.0%
Security Description	Principal Amount*	Value

Software—(Continued)
Fiserv, Inc.
5.250%, 08/11/35	340,000	$343,617
Oracle Corp.
3.600%, 04/01/50	1,105,000	777,875
3.800%, 11/15/37	900,000	778,075
3.850%, 07/15/36	124,000	110,418
3.900%, 05/15/35 (d)	106,000	96,608
4.300%, 07/08/34	103,000	98,546
4.800%, 09/26/32	565,000	565,679
4.900%, 02/06/33	820,000	827,420
5.875%, 09/26/45	560,000	561,520
6.000%, 08/03/55 (d)	745,000	747,910
Roper Technologies, Inc.
4.750%, 02/15/32	380,000	384,248
Synopsys, Inc.
5.700%, 04/01/55	645,000	650,954
VMware LLC
4.650%, 05/15/27	425,000	425,174
		7,562,733
Telecommunications — 0.4%
AT&T, Inc.
3.550%, 09/15/55	396,000	272,891
3.650%, 06/01/51	2,795,000	2,021,136
NTT Finance Corp.
5.171%, 07/16/32 (144A)	850,000	870,543
T-Mobile USA, Inc.
3.600%, 11/15/60	385,000	261,532
Verizon Communications, Inc.
2.650%, 11/20/40	779,000	563,416
4.780%, 02/15/35 (d)	346,000	340,364
Vodafone Group PLC
5.625%, 02/10/53	275,000	267,669
6.150%, 02/27/37	178,000	193,955
		4,791,506
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	233,000	174,548
Canadian Pacific Railway Co.
4.700%, 05/01/48	597,000	532,786
CSX Corp.
4.750%, 11/15/48	404,000	365,451
6.000%, 10/01/36	300,000	325,445
Norfolk Southern Corp.
3.942%, 11/01/47	219,000	176,799
Union Pacific Corp.
4.100%, 09/15/67	200,000	152,196
		1,727,225
Water — 0.1%
American Water Capital Corp.
2.800%, 05/01/30	750,000	706,451
Total Corporate Bonds & Notes (Cost $345,668,946)		329,541,778

Security Description	Principal Amount*	Value

Asset-Backed - Automobile — 4.1%
Avis Budget Rental Car Funding AESOP LLC
5.360%, 06/20/30 (144A)	1,608,000	$1,663,056
Bridgecrest Lending Auto Securitization Trust
5.650%, 04/16/29	1,441,000	1,456,154
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	1,805,000	1,817,368
6.160%, 09/10/29 (144A)	1,430,000	1,484,004
Credit Acceptance Auto Loan Trust
5.390%, 01/16/35 (144A)	2,720,000	2,748,885
6.130%, 12/15/33 (144A)	2,370,000	2,394,582
6.390%, 08/15/33 (144A)	1,424,344	1,432,912
6.710%, 07/17/34 (144A)	2,370,000	2,439,020
8.450%, 02/15/33 (144A)	2,600,000	2,621,218
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	2,391,000	2,401,172
Exeter Automobile Receivables Trust
5.920%, 02/15/30	2,540,000	2,595,720
5.980%, 12/15/28	2,779,486	2,802,520
6.210%, 06/15/28	1,330,841	1,338,116
FHF Issuer Trust
5.690%, 02/15/30 (144A)	1,628,469	1,642,517
Flagship Credit Auto Trust
1.960%, 12/15/27 (144A)	2,261,091	2,240,790
2.180%, 02/16/27 (144A)	200,150	199,335
GLS Auto Receivables Issuer Trust
1.420%, 04/15/27 (144A)	381,521	379,864
1.480%, 07/15/27 (144A)	1,791,745	1,775,974
6.010%, 05/15/29 (144A)	1,251,000	1,262,009
Hyundai Auto Lease Securitization Trust
4.380%, 06/15/29 (144A)	1,515,000	1,525,299
OneMain Direct Auto Receivables Trust
7.070%, 02/14/33 (144A)	1,838,000	1,913,783
Santander Drive Auto Receivables Trust
5.690%, 02/18/31	3,400,000	3,433,201
5.970%, 10/15/31	3,040,000	3,117,069
SBNA Auto Lease Trust
5.550%, 12/20/28 (144A)	1,469,000	1,491,525
Westlake Automobile Receivables Trust
5.740%, 08/15/28 (144A)	2,105,000	2,118,041
6.640%, 11/15/28 (144A)	1,620,000	1,657,605
		49,951,739
Asset-Backed - Credit Card — 0.2%
Mercury Financial Credit Card Master Trust
6.560%, 07/20/29 (144A)	2,455,000	2,474,232
Asset-Backed - Other — 6.7%
Accelerated Assets LLC
1.900%, 10/20/40 (144A)	529,363	495,514
American Homes 4 Rent Trust
5.036%, 10/17/52 (144A)	1,900,000	1,895,631
AMSR Trust
2.327%, 10/17/38 (144A)	1,694,000	1,640,746
4.387%, 03/17/39 (144A)	3,000,000	2,956,187
Bastion Funding I LLC
7.119%, 04/25/38 (144A)	1,105,784	1,114,667
BHFTI-170

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
BG Beta I Ltd.
6.280%, 07/16/54	1,568,000	$1,603,764
BXG Receivables Note Trust
6.310%, 11/15/38 (144A)	1,051,025	1,072,684
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	585,750	556,050
CFIN Issuer LLC
4.750%, 02/16/26 (144A) (e)	488,984	485,689
COOF Securitization Trust Ltd.
2.943%, 06/25/40 (144A) (a) (b)	161,849	10,524
CoreVest American Finance Ltd.
2.705%, 10/15/52 (144A)	138,663	138,135
DataBank Issuer LLC
2.060%, 02/27/51 (144A)	1,950,000	1,926,385
Diversified ABS Phase VI LLC
7.500%, 11/28/39	979,942	978,472
Diversified ABS Phase VIII LLC
7.076%, 05/30/44 (144A)	2,440,695	2,469,214
DP Lion Holdco LLC
8.243%, 11/30/43	863,826	887,990
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	3,700,000	3,683,401
5.197%, 05/19/39 (144A)	1,320,000	1,316,251
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (b)	3,300,000	3,168,284
3.850%, 10/25/26 (144A) (b)	2,680,000	2,579,693
4.450%, 01/25/26 (144A) (b)	3,100,000	3,071,071
6.500%, 03/26/27 (144A) (b)	3,375,000	3,414,235
Foundation Finance Trust
9.100%, 06/15/49 (144A)	1,808,377	1,935,686
FW Energy Asset Issuer LLC
7.151%, 08/25/44	1,861,978	1,897,322
8.106%, 08/25/44	580,589	593,325
Goodgreen Trust
2.760%, 04/15/55 (144A)	786,065	677,046
3.260%, 10/15/53 (144A)	847,273	765,146
3.740%, 10/15/52 (144A)	176,841	163,115
5.000%, 10/20/51	69,520	69,430
5.900%, 01/17/61 (144A)	1,568,923	1,563,394
Grene Energy Senior
11.000%, 01/20/27	114,923	93,834
HERO Funding Trust
3.080%, 09/20/42 (144A)	128,029	119,134
3.950%, 09/20/48 (144A)	521,735	490,295
4.460%, 09/20/47 (144A)	434,594	417,665
Invitation Homes Trust
4.250%, 09/17/41 (144A)	1,845,000	1,774,458
Jonah Energy ABS I LLC
7.200%, 12/10/37 (144A)	829,939	836,213
KGS-Alpha SBA COOF Trust
0.608%, 05/25/39 (144A) (a) (b)	734,885	8,032
0.953%, 08/25/38 (144A) (a) (b)	488,750	8,731
1.712%, 03/25/39 (144A) (a) (b)	469,610	12,786
2.644%, 04/25/40 (144A) (a) (b)	87,043	4,733
LFT CRE Ltd.
6.215%, 1M TSFR + 2.064%, 06/15/39 (144A) (b)	3,280,000	3,263,784
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
MNR ABS Issuer I LLC
8.946%, 12/15/38	1,080,725	$1,107,495
NRZ Excess Spread-Collateralized Notes
3.104%, 07/25/26 (144A)	1,524,265	1,499,881
3.474%, 11/25/26 (144A)	717,918	702,392
3.844%, 12/25/25 (144A)	666,559	664,176
OneMain Financial Issuance Trust
2.210%, 09/14/35 (144A)	2,145,000	2,053,957
PRET LLC
5.487%, 10/25/51 (144A) (b)	2,984,210	2,984,374
Progress Residential Trust
2.425%, 07/17/38 (144A)	2,535,000	2,481,490
3.325%, 07/17/41 (144A)	1,229,000	1,157,576
3.930%, 02/17/41 (144A)	3,150,000	3,024,928
5.200%, 04/17/39 (144A)	2,435,000	2,420,099
Reach ABS Trust
5.120%, 08/18/32 (144A)	1,405,000	1,416,071
Regional Management Issuance Trust
3.040%, 03/17/31 (144A)	3,288,012	3,273,418
Renew Financial
3.670%, 09/20/52 (144A)	226,305	211,387
RT Financial LLC
7.851%, 10/15/43	1,267,474	1,289,519
SCF Equipment Leasing LLC
5.560%, 04/20/32 (144A)	1,290,000	1,333,486
6.770%, 08/22/33 (144A)	2,385,000	2,482,084
VM Debt Trust
7.460%, 07/18/27	3,998,352	3,803,796
VOLT C LLC
5.992%, 05/25/51 (144A) (e)	428,004	427,873
VOLT CI LLC
5.992%, 05/25/51 (144A) (e)	95,656	95,614
VOLT XCV LLC
6.240%, 03/27/51 (144A) (e)	122,967	122,947
VOLT XCVII LLC
6.240%, 04/25/51 (144A) (e)	106,938	106,920
		82,818,199
Asset-Backed - Student Loan — 0.0%
Academic Loan Funding Trust
5.271%, SOFR30A + 0.914%, 12/26/44 (144A) (b)	296,381	291,603
Total Asset-Backed Securities (Cost $135,031,613)		135,535,773

Non-Agency Mortgage-Backed Securities—2.1%
Collateralized Mortgage Obligations — 1.3%
Anchor Mortgage Trust
5.718%, 05/25/40 (144A) (e)	1,300,000	1,306,514
8.230%, 03/25/31 (b)	2,000,000	2,032,789
Global Mortgage Securitization Ltd.
4.592%, 1M TSFR + 0.434%, 11/25/32 (144A) (b)	31,646	31,246
HarborView Mortgage Loan Trust
5.769%, 05/19/34 (b)	210,992	201,628
BHFTI-171

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Impac CMB Trust
5.012%, 1M TSFR + 0.854%, 11/25/34 (b)	301,958	$298,877
JP Morgan Mortgage Trust
6.457%, 08/25/34 (b)	24,153	24,565
Merrill Lynch Mortgage Investors Trust
4.732%, 1M TSFR + 0.574%, 04/25/29 (b)	63,791	58,981
4.772%, 1M TSFR + 0.614%, 05/25/29 (b)	105,477	102,911
4.892%, 1M TSFR + 0.734%, 10/25/28 (b)	66,112	62,902
4.912%, 1M TSFR + 0.754%, 10/25/28 (b)	60,002	58,740
5.382%, 6M TSFR + 1.108%, 01/25/29 (b)	69,088	67,962
New Residential Mortgage Loan Trust
5.443%, 09/25/39 (144A) (e)	1,900,000	1,911,344
6.664%, 03/25/39 (144A) (e)	2,450,000	2,468,492
PRET Trust
4.075%, 06/25/64 (144A) (b)	1,936,297	1,857,000
PRPM LLC
4.000%, 11/25/53 (144A) (e)	638,075	630,676
Sequoia Mortgage Trust
4.850%, 1M TSFR + 0.714%, 12/20/34 (b)	118,150	108,318
4.890%, 1M TSFR + 0.754%, 01/20/34 (b)	79,333	77,112
4.910%, 1M TSFR + 0.774%, 07/20/33 (b)	156,002	145,446
4.930%, 1M TSFR + 0.794%, 10/20/34 (b)	254,722	234,355
5.010%, 1M TSFR + 0.874%, 04/20/33 (b)	110,311	103,827
Structured Asset Mortgage Investments II Trust
4.948%, 1M TSFR + 0.814%, 01/19/34 (b)	310,850	297,722
4.948%, 1M TSFR + 0.814%, 03/19/34 (b)	245,946	231,655
Structured Asset Mortgage Investments Trust
5.148%, 1M TSFR + 1.014%, 05/19/33 (b)	160,055	155,269
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.621%, 11/25/33 (b)	69,472	69,024
Thornburg Mortgage Securities Trust
4.912%, 1M TSFR + 0.754%, 09/25/43 (b)	127,604	126,802
5.506%, 12/25/44 (b)	153,249	149,543
5.693%, 04/25/45 (b)	277,094	271,777
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (b)	3,981,208	3,574,941
		16,660,418
Commercial Mortgage-Backed Securities — 0.8%
BAMLL Commercial Mortgage Securities Trust
4.354%, 08/15/46 (144A) (b)	1,200,000	835,426
COMM Mortgage Trust
1.120%, 07/10/45 (144A) (a) (b)	26,037,009	37,207
3.942%, 04/10/33 (144A) (b)	1,450,000	1,421,387
CSMC Trust
4.373%, 09/15/37 (144A)	1,000,000	734,750
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	729,504
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,997,000	1,461,005
ROCK Trust
5.388%, 11/13/41 (144A)	1,000,000	1,030,316
SLG Office Trust
2.585%, 07/15/41 (144A)	3,090,000	2,746,509
Security Description	Principal Amount*/ Shares	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust
5.515%, 1M TSFR + 1.364%, 02/15/40 (144A) (b)	444,899	$443,786
WFRBS Commercial Mortgage Trust
4.202%, 03/15/45 (144A) (b)	300,000	261,789
		9,701,679
Total Non-Agency Mortgage-Backed Securities (Cost $28,563,008)		26,362,097

Foreign Government—0.9%
Sovereign — 0.9%
Chile Government International Bonds
2.550%, 01/27/32	394,000	350,463
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	2,313,000	2,346,677
Mexico Government International Bonds
2.659%, 05/24/31	848,000	753,363
3.500%, 02/12/34	577,000	501,125
3.771%, 05/24/61	625,000	393,094
4.350%, 01/15/47	228,000	175,492
4.600%, 01/23/46	959,000	767,680
4.600%, 02/10/48	200,000	157,540
5.375%, 03/22/33	2,368,000	2,360,896
5.750%, 10/12/2110	500,000	427,000
5.850%, 07/02/32	1,051,000	1,085,052
6.000%, 05/13/30	498,000	522,800
6.875%, 05/13/37	740,000	798,090
Total Foreign Government (Cost $11,429,075)		10,639,272

Municipals—0.1%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $720,000)	720,000	733,454

Short-Term Investments—2.1%
Repurchase Agreement—2.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $25,913,488; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $26,429,714	25,911,328	25,911,328
Total Short-Term Investments (Cost $25,911,328)		25,911,328

Securities Lending Reinvestments (f)—0.3%
Short-Term Investment Funds—0.3%
Allspring Government Money Market Fund, Select Class 4.070% (g)	650,000	650,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (g)	300,000	300,000
BHFTI-172

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (g)	650,000	$650,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (g)	650,000	650,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (g)	650,000	650,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (g)	100,000	100,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (g)	300,000	300,000
		3,300,000

Repurchase Agreements—0.0%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $102,000	100,000	100,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $79,134; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $80,708	79,125	79,125
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $247,344; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $252,262	247,315	247,315
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $50,863; collateralized by various Common Stock with an aggregate market value of $56,710	50,857	50,857
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $200,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $204,024	200,000	200,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $84,108; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $85,780	84,098	$84,098
		761,395
Total Securities Lending Reinvestments (Cost $4,061,395)		4,061,395
Total Investments—99.8% (Cost $1,307,126,715)		1,235,028,451
Other assets and liabilities (net)—0.2%		2,355,976
Net Assets—100.0%		$1,237,384,427

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Interest only security.
(b)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Principal only security.
(d)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $12,609,913 and the collateral received consisted of cash in the amount of $4,061,395 and non-cash collateral with a value of $8,982,106. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$223,736,950, which is 18.1% of net assets.

BHFTI-173

Brighthouse Funds Trust I
JPMorgan Core Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$354,502,556	$—	$354,502,556
Total U.S. Treasury & Government Agencies*	—	347,740,798	—	347,740,798
Total Corporate Bonds & Notes*	—	329,541,778	—	329,541,778
Total Asset-Backed Securities*	—	135,535,773	—	135,535,773
Total Non-Agency Mortgage-Backed Securities*	—	26,362,097	—	26,362,097
Total Foreign Government*	—	10,639,272	—	10,639,272
Total Municipals*	—	733,454	—	733,454
Total Short-Term Investments*	—	25,911,328	—	25,911,328
Securities Lending Reinvestments
Short-Term Investment Funds	3,300,000	—	—	3,300,000
Repurchase Agreements	—	761,395	—	761,395
Total Securities Lending Reinvestments	3,300,000	761,395	—	4,061,395
Total Investments	$3,300,000	$1,231,728,451	$—	$1,235,028,451
Collateral for Securities Loaned (Liability)	$—	$(4,061,395)	$—	$(4,061,395)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-174

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—41.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.9%
BAE Systems PLC	54,126	$1,499,823
General Dynamics Corp.	2,270	774,070
Howmet Aerospace, Inc.	12,110	2,376,345
RTX Corp.	5,727	958,299
Safran SA	21,042	7,451,830
		13,060,367
Air Freight & Logistics — 0.1%
FedEx Corp.	3,336	786,662
Automobile Components — 0.3%
Cie Generale des Etablissements Michelin SCA	93,347	3,352,962
Gentex Corp.	16,211	458,771
		3,811,733
Automobiles — 0.5%
Kia Corp.	12,925	929,086
Suzuki Motor Corp. (a)	97,500	1,421,231
Tesla, Inc. (b)	12,302	5,470,946
		7,821,263
Banks — 4.1%
Banco Bilbao Vizcaya Argentaria SA	94,749	1,822,829
Banco Santander SA	230,418	2,408,166
Bank Central Asia Tbk. PT	2,490,800	1,140,591
Bank of America Corp.	118,542	6,115,582
Bank Rakyat Indonesia Persero Tbk. PT	4,408,514	1,030,489
BNP Paribas SA	17,559	1,600,647
Capitec Bank Holdings Ltd.	7,741	1,559,015
Columbia Banking System, Inc.	13,999	360,334
Credicorp Ltd.	4,322	1,150,862
DBS Group Holdings Ltd.	115,570	4,577,140
Erste Group Bank AG	11,723	1,145,988
Fifth Third Bancorp	8,340	371,547
First Citizens BancShares, Inc. - Class A (a)	659	1,179,056
Grupo Financiero Banorte SAB de CV - Class O	117,044	1,175,521
HDFC Bank Ltd.	217,680	2,335,890
HDFC Bank Ltd. (ADR)	23,452	801,120
Itau Unibanco Holding SA (ADR) (a)	180,100	1,321,934
KBC Group NV	12,841	1,539,105
Kotak Mahindra Bank Ltd.	76,768	1,726,709
M&T Bank Corp.	8,193	1,619,101
Mitsubishi UFJ Financial Group, Inc.	377,600	5,981,702
NatWest Group PLC	260,574	1,828,991
Nordea Bank Abp	146,189	2,406,493
NU Holdings Ltd. - Class A (b)	131,402	2,103,746
Regions Financial Corp.	37,741	995,230
Sberbank of Russia PJSC † (b) (c) (d)	2,160	0
U.S. Bancorp	28,765	1,390,213
UniCredit SpA	32,991	2,504,799
Wells Fargo & Co.	76,592	6,419,942
		58,612,742
Beverages — 0.7%
Carlsberg AS - Class B (a)	4,887	568,146
Coca-Cola Co.	57,145	3,789,856
Security Description	Shares	Value
Beverages—(Continued)
Constellation Brands, Inc. - Class A (a)	2,663	$358,626
Diageo PLC	29,188	694,844
Fomento Economico Mexicano SAB de CV (ADR)	8,574	845,654
Heineken NV	18,985	1,482,745
Keurig Dr. Pepper, Inc.	17,038	434,639
Kweichow Moutai Co. Ltd. - Class A	5,756	1,167,721
Pernod Ricard SA	6,970	685,327
Wuliangye Yibin Co. Ltd. - Class A	19,000	324,242
		10,351,800
Biotechnology — 0.7%
AbbVie, Inc.	21,134	4,893,366
Alnylam Pharmaceuticals, Inc. (b)	2,242	1,022,352
Gilead Sciences, Inc.	5,110	567,210
Insmed, Inc. (b)	6,910	995,109
Natera, Inc. (b)	4,608	741,750
Neurocrine Biosciences, Inc. (b)	4,539	637,185
Regeneron Pharmaceuticals, Inc.	618	347,483
Vertex Pharmaceuticals, Inc. (b)	709	277,673
		9,482,128
Broadline Retail — 1.7%
Alibaba Group Holding Ltd.	80,400	1,802,228
Amazon.com, Inc. (b)	74,683	16,398,146
MercadoLibre, Inc. (b)	1,124	2,626,721
Next PLC	10,551	1,757,543
Sea Ltd. (ADR) (b)	8,766	1,566,747
		24,151,385
Building Products — 0.4%
Carlisle Cos., Inc. (a)	1,898	624,366
Fortune Brands Innovations, Inc.	9,337	498,502
Hayward Holdings, Inc. (b)	21,839	330,206
Kingspan Group PLC	10,666	898,010
Trane Technologies PLC	8,319	3,510,285
		5,861,369
Capital Markets — 2.1%
3i Group PLC	57,730	3,183,032
Ameriprise Financial, Inc.	921	452,441
B3 SA - Brasil Bolsa Balcao	207,812	523,215
Blackstone, Inc.	7,369	1,258,994
Charles Schwab Corp.	23,611	2,254,142
CME Group, Inc.	6,113	1,651,672
Deutsche Boerse AG	11,500	3,081,904
Goldman Sachs Group, Inc.	1,460	1,162,671
Hong Kong Exchanges & Clearing Ltd.	62,900	3,575,080
Interactive Brokers Group, Inc. - Class A	10,561	726,702
Intercontinental Exchange, Inc.	1,834	308,992
Japan Exchange Group, Inc.	166,600	1,882,405
London Stock Exchange Group PLC	10,800	1,240,186
Moody's Corp.	1,167	556,052
Morgan Stanley	20,655	3,283,319
Northern Trust Corp.	3,534	475,676
Raymond James Financial, Inc.	1,850	319,310
BHFTI-175

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
Robinhood Markets, Inc. - Class A (b)	7,914	$1,133,127
State Street Corp.	10,534	1,222,049
Tradeweb Markets, Inc. - Class A	2,956	328,057
UBS Group AG	36,675	1,507,658
		30,126,684
Chemicals — 0.5%
Air Liquide SA	10,760	2,239,279
Arkema SA	8,994	570,816
Axalta Coating Systems Ltd. (b)	19,847	568,021
LG Chem Ltd.	1,660	330,353
Linde PLC	4,555	2,163,625
Novonesis (Novozymes) - B Shares (a)	13,482	826,388
Shin-Etsu Chemical Co. Ltd.	27,500	899,873
		7,598,355
Commercial Services & Supplies — 0.0%
Copart, Inc. (b)	10,638	478,391
Communications Equipment — 0.1%
Ciena Corp. (b)	3,022	440,215
Cisco Systems, Inc.	6,399	437,819
		878,034
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	520	429,094
Quanta Services, Inc.	2,622	1,086,609
Vinci SA	10,177	1,417,032
WillScot Holdings Corp. (a)	28,065	592,452
		3,525,187
Construction Materials — 0.1%
Eagle Materials, Inc.	1,659	386,613
Martin Marietta Materials, Inc.	1,043	657,382
		1,043,995
Consumer Finance — 0.3%
American Express Co.	9,402	3,122,968
Capital One Financial Corp.	7,555	1,606,042
		4,729,010
Consumer Staples Distribution & Retail — 0.4%
Bid Corp. Ltd.	37,533	940,688
BJ's Wholesale Club Holdings, Inc. (a) (b)	5,548	517,351
Casey's General Stores, Inc.	850	480,522
Koninklijke Ahold Delhaize NV	34,873	1,410,826
President Chain Store Corp.	82,000	667,623
Raia Drogasil SA	83,905	290,391
Wal-Mart de Mexico SAB de CV (a)	281,916	870,986
		5,178,387
Containers & Packaging — 0.2%
Graphic Packaging Holding Co. (a)	30,980	606,278
International Paper Co. (a)	7,234	335,658
Packaging Corp. of America	2,218	483,369
Security Description	Shares	Value
Containers & Packaging—(Continued)
Silgan Holdings, Inc.	13,395	$576,119
Smurfit WestRock PLC	14,027	597,129
		2,598,553
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	54,374	1,535,522
Deutsche Telekom AG	46,653	1,589,494
Koninklijke KPN NV	382,422	1,836,192
Telstra Group Ltd.	431,829	1,378,224
Verizon Communications, Inc.	15,746	692,037
		7,031,469
Electric Utilities — 0.8%
Entergy Corp.	3,563	332,036
Iberdrola SA (a)	122,973	2,330,125
NextEra Energy, Inc.	32,234	2,433,345
PG&E Corp.	35,082	529,037
Southern Co. (a)	51,696	4,899,230
SSE PLC	46,941	1,100,057
Xcel Energy, Inc.	6,856	552,936
		12,176,766
Electrical Equipment — 0.7%
AMETEK, Inc.	3,488	655,744
Eaton Corp. PLC	6,586	2,464,810
Emerson Electric Co. (a)	18,403	2,414,106
Legrand SA	18,799	3,135,887
WEG SA	140,409	965,300
		9,635,847
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	1,596	254,211
Delta Electronics, Inc.	70,867	1,986,516
Jabil, Inc.	1,810	393,078
Keyence Corp. (a)	10,100	3,760,548
TD SYNNEX Corp.	7,498	1,227,798
		7,622,151
Energy Equipment & Services — 0.3%
Baker Hughes Co.	73,396	3,575,853
Flowco Holdings, Inc. - Class A	8,276	122,899
TechnipFMC PLC	14,204	560,348
		4,259,100
Entertainment — 1.0%
NetEase, Inc.	64,775	1,969,404
Netflix, Inc. (b)	1,766	2,117,293
Nintendo Co. Ltd.	14,800	1,267,862
Spotify Technology SA (b)	1,152	804,096
Take-Two Interactive Software, Inc. (b)	3,715	959,807
Tencent Music Entertainment Group (ADR)	29,931	698,590
Walt Disney Co.	63,404	7,259,758
		15,076,810
BHFTI-176

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services — 0.8%
Berkshire Hathaway, Inc. - Class B (b)	5,028	$2,527,777
Corpay, Inc. (b)	1,927	555,091
Fidelity National Information Services, Inc.	16,451	1,084,779
Mastercard, Inc. - Class A	11,474	6,526,526
MGIC Investment Corp.	26,703	757,564
		11,451,737
Food Products — 0.4%
Ajinomoto Co., Inc. (a)	60,200	1,727,010
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	120,600	461,854
Nestle SA	28,360	2,605,098
Post Holdings, Inc. (b)	6,157	661,754
		5,455,716
Ground Transportation — 0.2%
JB Hunt Transport Services, Inc.	3,545	475,633
Uber Technologies, Inc. (b)	9,712	951,484
Union Pacific Corp.	3,459	817,604
		2,244,721
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	3,463	463,834
Align Technology, Inc. (b)	2,926	366,394
Hoya Corp.	14,400	1,989,221
Intuitive Surgical, Inc. (b)	1,748	781,758
Medtronic PLC	20,659	1,967,563
Terumo Corp.	69,700	1,150,314
		6,719,084
Health Care Providers & Services — 0.6%
Cencora, Inc.	3,496	1,092,605
Cigna Group	3,494	1,007,146
CVS Health Corp.	7,390	557,132
HCA Healthcare, Inc.	1,207	514,423
Henry Schein, Inc. (b)	15,198	1,008,691
Humana, Inc.	2,519	655,368
Labcorp Holdings, Inc.	3,242	930,649
McKesson Corp.	857	662,067
UnitedHealth Group, Inc.	7,557	2,609,432
		9,037,513
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc. (a)	11,889	142,787
Host Hotels & Resorts, Inc.	31,361	533,764
		676,551
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	338	1,824,953
Chipotle Mexican Grill, Inc. (b)	27,085	1,061,461
Compass Group PLC	46,382	1,580,214
Darden Restaurants, Inc.	1,538	292,774
DoorDash, Inc. - Class A (b)	4,529	1,231,843
Expedia Group, Inc.	5,704	1,219,230
Flutter Entertainment PLC (b)	1,953	496,062
H World Group Ltd. (ADR) (a)	15,274	597,366
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Hilton Worldwide Holdings, Inc.	1,207	$313,144
InterContinental Hotels Group PLC	7,896	956,992
Marriott International, Inc. - Class A (a)	5,528	1,439,712
McDonald's Corp.	12,360	3,756,081
Trip.com Group Ltd.	18,250	1,383,522
Yum China Holdings, Inc. (a)	19,202	824,150
Yum! Brands, Inc.	13,402	2,037,104
		19,014,608
Household Durables — 0.7%
Garmin Ltd.	2,006	493,917
Midea Group Co. Ltd. - Class A	120,800	1,233,565
Mohawk Industries, Inc. (b)	4,057	523,028
Sony Group Corp.	262,400	7,529,623
		9,780,133
Household Products — 0.0%
Procter & Gamble Co.	4,321	663,922
Unilever Indonesia Tbk. PT	399,500	42,813
		706,735
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	3,957	775,255
Industrial Conglomerates — 0.6%
3M Co.	12,622	1,958,682
Bidvest Group Ltd.	22,588	277,136
Hitachi Ltd.	52,800	1,386,528
Siemens AG	18,415	4,968,701
		8,591,047
Industrial REITs — 0.0%
EastGroup Properties, Inc.	1,518	256,937
Insurance — 1.6%
AIA Group Ltd.	427,800	4,100,565
Allianz SE	4,527	1,902,891
Arch Capital Group Ltd.	4,808	436,230
Arthur J Gallagher & Co.	5,145	1,593,612
Chubb Ltd.	1,992	562,242
HDFC Life Insurance Co. Ltd.	91,675	779,926
Kinsale Capital Group, Inc.	706	300,234
Loews Corp.	10,554	1,059,516
Marsh & McLennan Cos., Inc.	1,561	314,588
Medibank Pvt Ltd.	309,344	985,057
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,900	4,408,795
Oscar Health, Inc. - Class A (b)	11,973	226,649
Ping An Insurance Group Co. of China Ltd. - Class H	173,500	1,180,648
Progressive Corp.	2,339	577,616
QBE Insurance Group Ltd.	77,071	1,051,335
Sony Financial Group, Inc. (b)	262,400	290,994
Tokio Marine Holdings, Inc. (a)	31,500	1,332,626
Travelers Cos., Inc.	4,325	1,207,626
W.R. Berkley Corp.	4,862	372,526
		22,683,676
BHFTI-177

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Interactive Media & Services — 1.7%
Alphabet, Inc. - Class C	16,320	$3,974,736
Angi, Inc. (b)	4,862	79,056
IAC, Inc. (b)	9,381	319,611
Meta Platforms, Inc. - Class A	19,438	14,274,878
Reddit, Inc. - Class A (b)	2,411	554,506
Tencent Holdings Ltd.	67,800	5,776,275
		24,979,062
IT Services — 0.6%
Capgemini SE	5,888	856,805
Cognizant Technology Solutions Corp. - Class A	8,284	555,608
EPAM Systems, Inc. (b)	2,898	436,989
GoDaddy, Inc. - Class A (b)	1,532	209,624
Infosys Ltd. (ADR) (a)	136,995	2,228,909
Shopify, Inc. - Class A (b)	3,903	580,025
Snowflake, Inc. - Class A (b)	3,961	893,403
Tata Consultancy Services Ltd.	59,960	1,952,649
Twilio, Inc. - Class A (b)	3,254	325,693
		8,039,705
Life Sciences Tools & Services — 0.3%
Danaher Corp.	7,352	1,457,608
IQVIA Holdings, Inc. (b)	1,294	245,782
Lonza Group AG	2,731	1,832,875
Mettler-Toledo International, Inc. (b)	227	278,668
Thermo Fisher Scientific, Inc.	1,211	587,359
		4,402,292
Machinery — 1.1%
Atlas Copco AB - A Shares	207,026	3,525,272
Deere & Co. (a)	663	303,163
Dover Corp.	4,826	805,122
IHI Corp. (a)	105,700	1,965,992
ITT, Inc.	5,083	908,637
Middleby Corp. (b)	4,224	561,496
Techtronic Industries Co. Ltd.	88,000	1,128,979
Volvo AB - B Shares	225,644	6,507,262
		15,705,923
Media — 0.1%
Nexstar Media Group, Inc.	1,336	264,180
Omnicom Group, Inc.	6,360	518,531
		782,711
Metals & Mining — 0.1%
Rio Tinto Ltd.	11,031	891,850
Rio Tinto PLC	17,322	1,141,523
		2,033,373
Multi-Utilities — 0.2%
Dominion Energy, Inc. (a)	29,156	1,783,472
Engie SA	73,812	1,583,310
Public Service Enterprise Group, Inc.	3,436	286,769
		3,653,551
Security Description	Shares	Value
Oil, Gas & Consumable Fuels — 1.1%
Cheniere Energy, Inc.	1,995	$468,785
Chevron Corp.	7,088	1,100,695
ConocoPhillips	13,930	1,317,639
EOG Resources, Inc. (a)	12,588	1,411,367
Exxon Mobil Corp.	44,845	5,056,274
Kinder Morgan, Inc.	20,987	594,142
Shell PLC	84,638	3,013,416
TotalEnergies SE	25,116	1,532,603
Williams Cos., Inc.	23,207	1,470,163
		15,965,084
Passenger Airlines — 0.0%
Southwest Airlines Co.	12,125	386,909
Personal Care Products — 0.1%
Kao Corp.	41,800	1,821,793
Pharmaceuticals — 1.5%
AstraZeneca PLC	32,517	4,967,079
Bristol-Myers Squibb Co.	50,885	2,294,913
Eli Lilly & Co.	1,080	824,040
Johnson & Johnson	40,962	7,595,174
Merck & Co., Inc.	6,499	545,461
Novartis AG	22,021	2,831,692
Novo Nordisk AS - Class B	45,571	2,515,324
		21,573,683
Professional Services — 0.3%
Recruit Holdings Co. Ltd.	19,300	1,035,524
RELX PLC	68,116	3,259,505
TransUnion	5,603	469,419
		4,764,448
Real Estate Management & Development — 0.2%
CBRE Group, Inc. - Class A (b)	4,134	651,353
Mitsui Fudosan Co. Ltd.	157,400	1,719,470
		2,370,823
Residential REITs — 0.1%
American Homes 4 Rent - Class A	20,624	685,748
Mid-America Apartment Communities, Inc.	4,861	679,228
		1,364,976
Retail REITs — 0.0%
Regency Centers Corp. (a)	10,390	757,431
Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc.	6,297	1,547,173
ASE Technology Holding Co. Ltd.	176,000	954,791
ASML Holding NV	9,647	9,405,462
Broadcom, Inc.	15,048	4,964,486
Infineon Technologies AG	43,037	1,679,808
NVIDIA Corp.	146,692	27,369,793
NXP Semiconductors NV	4,972	1,132,273
ON Semiconductor Corp. (b)	7,389	364,352
Realtek Semiconductor Corp.	57,000	1,030,662
BHFTI-178

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
SK Hynix, Inc.	11,329	$2,832,622
Taiwan Semiconductor Manufacturing Co. Ltd.	266,000	11,572,158
Teradyne, Inc.	3,582	493,026
Texas Instruments, Inc.	5,578	1,024,846
		64,371,452
Software — 2.4%
AppLovin Corp. - Class A (b)	919	660,338
Atlassian Corp. - Class A (b)	2,176	347,507
Crowdstrike Holdings, Inc. - Class A (b)	1,347	660,542
Figma, Inc. - Class A (a) (b)	1,780	92,329
HubSpot, Inc. (b)	1,172	548,262
Intuit, Inc.	2,214	1,511,963
Microsoft Corp.	46,555	24,113,162
Oracle Corp.	5,671	1,594,912
Palo Alto Networks, Inc. (a) (b)	4,525	921,380
Sage Group PLC	77,279	1,147,404
Salesforce, Inc.	5,805	1,375,785
SAP SE	3,896	1,044,485
ServiceNow, Inc. (b)	525	483,147
Synopsys, Inc. (b)	770	379,910
		34,881,126
Specialized REITs — 0.3%
American Tower Corp.	11,242	2,162,061
Equinix, Inc.	734	574,898
Lamar Advertising Co. - Class A	3,574	437,529
Public Storage	2,026	585,210
Rayonier, Inc.	14,798	392,739
SBA Communications Corp.	2,176	420,730
Weyerhaeuser Co. (a)	19,053	472,324
		5,045,491
Specialty Retail — 1.0%
AutoZone, Inc. (b)	333	1,428,650
Bath & Body Works, Inc.	8,523	219,553
Best Buy Co., Inc.	5,634	426,043
Burlington Stores, Inc. (b)	4,322	1,099,949
Carvana Co. (b)	1,464	552,279
Home Depot, Inc.	1,776	719,617
Industria de Diseno Textil SA (a)	19,865	1,097,466
Lowe's Cos., Inc.	20,630	5,184,525
Murphy USA, Inc.	1,382	536,575
Ross Stores, Inc.	6,474	986,573
TJX Cos., Inc.	7,146	1,032,883
Ulta Beauty, Inc. (b)	1,260	688,905
		13,973,018
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	59,221	15,079,443
Hewlett Packard Enterprise Co.	41,804	1,026,706
Quanta Computer, Inc.	72,000	687,219
Samsung Electronics Co. Ltd. (GDR)	2,471	3,691,674
Western Digital Corp.	7,511	901,771
		21,386,813
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods — 0.4%
Cie Financiere Richemont SA - Class A	8,592	$1,648,623
Columbia Sportswear Co.	5,735	299,941
Kontoor Brands, Inc.	5,093	406,269
LVMH Moet Hennessy Louis Vuitton SE	5,763	3,526,288
		5,881,121
Tobacco — 0.2%
ITC Ltd.	265,060	1,199,265
Philip Morris International, Inc.	8,042	1,304,412
		2,503,677
Trading Companies & Distributors — 0.1%
ITOCHU Corp.	31,100	1,788,430
Total Common Stocks (Cost $478,102,979)		601,724,793

Convertible Bonds—18.9%
Aerospace/Defense — 0.5%
MTU Aero Engines AG
0.050%, 03/18/27 (EUR)	1,800,000	2,405,185
Rheinmetall AG
2.250%, 02/07/30 (EUR)	700,000	5,276,590
		7,681,775
Airlines — 0.3%
International Consolidated Airlines Group SA
1.125%, 05/18/28 (EUR)	2,200,000	3,620,149
Auto Parts & Equipment — 0.1%
Pirelli & C SpA
Zero Coupon, 12/22/25 (EUR)	1,400,000	1,687,369
Banks — 0.4%
Barclays Bank PLC
1.000%, 02/16/29 (a)	2,431,000	2,737,428
Morgan Stanley Finance LLC
Zero Coupon, 03/21/28	2,100,000	2,501,100
		5,238,528
Beverages — 0.1%
Fomento Economico Mexicano SAB de CV
2.625%, 02/24/26 (EUR)	1,600,000	1,875,413
Building Materials — 0.1%
TCC Group Holdings Co. Ltd.
Zero Coupon, 03/28/30	900,000	1,007,370
Chemicals — 0.2%
LG Chem Ltd.
1.750%, 06/16/28	3,100,000	3,532,450
Commercial Services — 0.7%
Elis SA
2.250%, 09/22/29 (EUR)	1,100,000	2,033,600
BHFTI-179

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Euronet Worldwide, Inc.
0.625%, 10/01/30 (144A)	2,591,000	$2,467,927
Global Payments, Inc.
1.500%, 03/01/31 (a)	5,340,000	4,887,461
		9,388,988
Computers — 0.2%
Lenovo Group Ltd.
2.500%, 08/26/29	1,751,000	2,506,557
Diversified Financial Services — 0.9%
Citigroup Global Markets Funding Luxembourg SCA
Zero Coupon, 03/15/28 (EUR)	800,000	977,770
Citigroup Global Markets Holdings, Inc.
Zero Coupon, 10/10/28	1,000,000	1,128,760
0.800%, 02/05/30 (144A) (EUR)	1,000,000	1,259,396
1.000%, 04/09/29 (144A) (EUR)	1,000,000	1,144,414
Euronext NV
1.500%, 05/30/32 (EUR)	1,100,000	1,276,821
Goldman Sachs Finance Corp. International Ltd.
Zero Coupon, 03/15/27	1,500,000	2,707,140
Zero Coupon, 03/13/28	1,400,000	1,455,574
Zero Coupon, 05/07/30 (EUR)	1,200,000	1,567,358
Merrill Lynch BV
0.100%, 04/28/30 (EUR)	1,000,000	1,108,898
		12,626,131
Electric — 3.2%
CenterPoint Energy, Inc.
4.250%, 08/15/26	3,283,000	3,644,130
CMS Energy Corp.
3.375%, 05/01/28	3,712,000	4,064,640
Duke Energy Corp.
4.125%, 04/15/26	3,953,000	4,243,546
Evergy, Inc.
4.500%, 12/15/27	3,831,000	4,813,651
FirstEnergy Corp.
3.875%, 01/15/31 (144A)	4,096,000	4,419,584
Iberdrola Finanzas SA
0.800%, 12/07/27 (EUR)	2,000,000	2,948,625
PPL Capital Funding, Inc.
2.875%, 03/15/28	2,503,000	2,857,175
Southern Co.
3.875%, 12/15/25	5,742,000	6,462,621
4.500%, 06/15/27 (a)	5,276,000	5,864,274
WEC Energy Group, Inc.
4.375%, 06/01/29	5,626,000	6,900,289
		46,218,535
Electrical Components & Equipment — 0.6%
Legrand SA
1.500%, 06/23/33 (EUR)	2,300,000	2,935,923
Schneider Electric SE
1.970%, 11/27/30 (EUR)	3,400,000	5,107,388
		8,043,311
Security Description	Principal Amount*	Value
Electronics — 0.2%
Hon Hai Precision Industry Co. Ltd.
Zero Coupon, 08/05/26	2,100,000	$2,979,900
Engineering & Construction — 0.9%
Cellnex Telecom SA
0.500%, 07/05/28 (EUR)	6,100,000	7,489,731
2.125%, 08/11/30 (EUR)	2,600,000	3,237,058
Vinci SA
0.700%, 02/18/30 (EUR)	1,900,000	2,317,168
		13,043,957
Gas — 0.1%
Snam SpA
3.250%, 09/29/28 (EUR)	1,300,000	2,155,141
Healthcare-Products — 0.1%
Envista Holdings Corp.
1.750%, 08/15/28	1,346,000	1,267,764
Healthcare-Services — 0.2%
Fresenius SE & Co. KGaA
Zero Coupon, 03/11/28 (EUR)	2,000,000	2,378,174
Home Builders — 0.1%
Meritage Homes Corp.
1.750%, 05/15/28 (a)	1,706,000	1,746,026
Internet — 3.2%
Alibaba Group Holding Ltd.
Zero Coupon, 07/09/32 (HKD)	23,000,000	3,679,669
0.500%, 06/01/31	6,892,000	12,660,604
Baidu, Inc.
Zero Coupon, 03/12/32	6,200,000	6,547,200
JD.com, Inc.
0.250%, 06/01/29	5,951,000	6,379,472
Meituan
Zero Coupon, 04/27/28	2,900,000	2,850,700
Uber Technologies, Inc.
Zero Coupon, 05/15/28 (144A)	2,459,000	2,611,458
0.875%, 12/01/28	6,669,000	9,803,430
Weibo Corp.
1.375%, 12/01/30	781,000	1,007,490
		45,540,023
Investment Companies — 0.5%
HAT Holdings I LLC/HAT Holdings II LLC
3.750%, 08/15/28 (144A)	1,181,000	1,475,660
Simon Global Development BV
3.500%, 11/14/26 (EUR)	2,100,000	3,037,027
Wendel SE
2.625%, 03/27/26 (EUR)	2,000,000	2,357,066
		6,869,753
Iron/Steel — 0.1%
JFE Holdings, Inc.
Zero Coupon, 09/28/28 (JPY)	300,000,000	2,018,460
BHFTI-180

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Convertible Bonds—(Continued)
Security Description	Principal Amount*	Value
Lodging — 0.1%
Accor SA
0.700%, 12/07/27 (EUR)	3,101,600	$1,946,914
Mining — 0.6%
Gold Pole Capital Co. Ltd.
1.000%, 06/25/29	5,300,000	9,227,300
Oil & Gas — 0.4%
Deep Development Ltd.
0.750%, 05/20/32 (HKD)	21,000,000	2,736,332
Eni SpA
2.950%, 09/14/30 (EUR)	2,900,000	3,529,123
		6,265,455
Real Estate — 0.8%
Fastighets AB Balder
3.500%, 02/23/28 (EUR)	1,400,000	1,909,923
LEG Properties BV
1.000%, 09/04/30 (EUR)	3,200,000	3,671,532
TAG Immobilien AG
0.625%, 03/11/31 (EUR)	1,700,000	2,085,771
Vonovia SE
0.875%, 05/20/32 (EUR)	3,400,000	4,003,971
		11,671,197
Real Estate Investment Trusts — 1.7%
COPT Defense Properties LP
5.250%, 09/15/28 (144A)	1,207,000	1,377,022
DEXUS Finance Pty. Ltd.
3.500%, 11/24/27 (AUD)	1,700,000	1,228,942
Digital Realty Trust LP
1.875%, 11/15/29 (144A)	3,184,000	3,343,200
Federal Realty OP LP
3.250%, 01/15/29 (144A) (a)	1,359,000	1,380,065
Rexford Industrial Realty LP
4.125%, 03/15/29 (144A) (a)	4,375,000	4,405,625
Ventas Realty LP
3.750%, 06/01/26	2,383,000	3,077,644
Welltower OP LLC
2.750%, 05/15/28 (144A)	3,243,000	6,067,653
3.125%, 07/15/29 (144A) (a)	2,521,000	3,702,088
		24,582,239
Retail — 0.3%
Anllian Capital 2 Ltd.
Zero Coupon, 12/05/29 (EUR)	3,900,000	4,835,877
Semiconductors — 1.1%
SK Hynix, Inc.
1.750%, 04/11/30	4,400,000	13,224,200
STMicroelectronics NV
Zero Coupon, 08/04/27	2,000,000	1,963,123
		15,187,323
Security Description	Principal Amount*	Value
Software — 0.7%
Akamai Technologies, Inc.
0.250%, 05/15/33 (144A)	1,324,000	$1,328,634
0.375%, 09/01/27	6,129,000	5,862,389
1.125%, 02/15/29	3,007,000	2,820,566
		10,011,589
Telecommunications — 0.2%
Xiaomi Best Time International Ltd.
Zero Coupon, 12/17/27	2,200,000	3,221,900
Water — 0.3%
American Water Capital Corp.
3.625%, 06/15/26 (a)	4,456,000	4,462,238
Total Convertible Bonds (Cost $246,048,596)		272,837,806

Corporate Bonds & Notes—11.5%
Aerospace/Defense — 0.2%
BAE Systems PLC
1.900%, 02/15/31 (144A)	200,000	176,002
Boeing Co.
3.100%, 05/01/26	80,000	79,465
3.250%, 03/01/28	100,000	97,624
3.825%, 03/01/59	79,000	55,875
3.950%, 08/01/59	325,000	233,499
5.150%, 05/01/30	150,000	153,923
5.805%, 05/01/50	80,000	79,925
6.528%, 05/01/34	65,000	71,855
7.008%, 05/01/64	76,000	87,982
GE Capital Funding LLC
4.550%, 05/15/32	200,000	202,149
L3Harris Technologies, Inc.
5.250%, 06/01/31	80,000	83,280
5.400%, 07/31/33	100,000	104,234
Lockheed Martin Corp.
5.700%, 11/15/54	150,000	154,757
RTX Corp.
1.900%, 09/01/31	347,000	301,917
4.150%, 05/15/45 (a)	253,000	213,394
4.875%, 10/15/40	240,000	231,182
		2,327,063
Agriculture — 0.3%
Altria Group, Inc.
2.450%, 02/04/32	360,000	316,897
3.400%, 02/04/41	274,000	212,379
4.500%, 08/06/30	160,000	160,619
5.625%, 02/06/35	210,000	218,009
BAT Capital Corp.
3.734%, 09/25/40	229,000	184,708
4.390%, 08/15/37	151,000	138,469
4.540%, 08/15/47	141,000	118,234
5.834%, 02/20/31	89,000	94,132
7.079%, 08/02/43	234,000	264,814
BHFTI-181

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Agriculture—(Continued)
Bunge Ltd. Finance Corp.
3.200%, 04/21/31	200,000	$187,308
4.650%, 09/17/34	76,000	74,503
Imperial Brands Finance PLC
5.500%, 02/01/30 (144A)	560,000	580,966
5.875%, 07/01/34 (144A)	440,000	460,496
Japan Tobacco, Inc.
5.850%, 06/15/35 (144A)	205,000	218,294
Philip Morris International, Inc.
3.875%, 08/21/42	59,000	48,981
4.750%, 11/01/31	545,000	554,342
5.125%, 02/13/31	214,000	221,468
5.375%, 02/15/33 (a)	347,000	362,377
		4,416,996
Airlines — 0.2%
Air Canada Pass-Through Trust
3.550%, 07/15/31 (144A)	449,120	423,323
3.600%, 09/15/28 (144A)	65,750	64,753
3.750%, 06/15/29 (144A)	339,605	332,777
American Airlines Pass-Through Trust
3.200%, 12/15/29	242,800	235,079
3.600%, 03/22/29	109,983	107,772
4.100%, 07/15/29	77,196	75,253
British Airways Pass-Through Trust
3.300%, 06/15/34 (144A)	95,343	90,139
4.125%, 03/20/33 (144A)	300,484	289,501
Delta Air Lines Pass-Through Trust
3.625%, 01/30/29	73,294	72,250
United Airlines Pass-Through Trust
3.450%, 06/01/29	282,412	276,647
3.700%, 09/01/31	45,542	42,780
4.150%, 02/25/33	142,753	139,280
5.450%, 08/15/38	187,311	192,672
5.875%, 08/15/38	208,552	212,745
		2,554,971
Auto Manufacturers — 0.3%
BMW U.S. Capital LLC
4.150%, 08/11/27 (144A)	105,000	105,128
Ford Motor Co.
3.250%, 02/12/32	383,000	335,115
Ford Motor Credit Co. LLC
5.800%, 03/08/29	405,000	410,991
6.532%, 03/19/32	200,000	208,111
7.200%, 06/10/30	214,000	228,783
General Motors Co.
5.950%, 04/01/49 (a)	76,000	74,094
General Motors Financial Co., Inc.
5.900%, 01/07/35	290,000	299,205
5.950%, 04/04/34 (a)	169,000	175,515
6.100%, 01/07/34 (a)	169,000	177,669
6.150%, 07/15/35	80,000	83,664
Hyundai Capital America
4.550%, 09/26/29 (144A)	100,000	100,198
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Stellantis Finance U.S., Inc.
6.450%, 03/18/35 (144A)	600,000	$615,040
Volkswagen Group of America Finance LLC
5.300%, 03/22/27 (144A)	448,000	453,933
5.800%, 03/27/35 (144A)	200,000	205,068
		3,472,514
Banks — 3.6%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (e)	300,000	283,796
4.988%, 1Y H15 + 0.780%, 12/03/28 (144A) (e)	300,000	304,642
AIB Group PLC
5.320%, SOFR + 1.650%, 05/15/31 (144A) (e)	705,000	725,848
6.608%, SOFR + 2.330%, 09/13/29 (144A) (e)	200,000	212,308
Banco Bilbao Vizcaya Argentaria SA
5.381%, 03/13/29	400,000	413,218
Banco Santander SA
5.588%, 08/08/28	400,000	415,522
Bank of America Corp.
2.676%, SOFR + 1.930%, 06/19/41 (e)	202,000	148,857
2.687%, SOFR + 1.320%, 04/22/32 (e)	1,040,000	947,419
3.846%, 5Y H15 + 2.000%, 03/08/37 (a) (e)	107,000	99,969
3.974%, 3M TSFR + 1.472%, 02/07/30 (e)	1,067,000	1,059,127
4.571%, SOFR + 1.830%, 04/27/33 (e)	85,000	84,982
5.162%, SOFR + 1.000%, 01/24/31 (a) (e)	380,000	392,192
5.202%, SOFR + 1.630%, 04/25/29 (e)	898,000	920,507
5.464%, SOFR + 1.640%, 05/09/36 (a) (e)	518,000	540,038
5.468%, SOFR + 1.650%, 01/23/35 (e)	85,000	88,760
5.511%, SOFR + 1.310%, 01/24/36 (e)	240,000	250,875
5.518%, SOFR + 1.738%, 10/25/35 (e)	115,000	117,794
6.250%, 5Y H15 + 2.351%, 07/26/30 (e)	255,000	258,258
6.625%, 5Y H15 + 2.684%, 05/01/30 (e)	119,000	123,818
Bank of Ireland Group PLC
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (e)	200,000	195,456
5.601%, SOFR + 1.620%, 03/20/30 (144A) (e)	460,000	477,045
Bank of New York Mellon Corp.
6.474%, SOFR + 1.845%, 10/25/34 (e)	150,000	167,187
Banque Federative du Credit Mutuel SA
5.538%, 01/22/30 (144A)	200,000	208,233
Barclays PLC
5.785%, SOFR + 1.590%, 02/25/36 (a) (e)	200,000	208,723
6.224%, SOFR + 2.980%, 05/09/34 (e)	230,000	247,429
BNP Paribas SA
3.132%, SOFR + 1.561%, 01/20/33 (144A) (e)	270,000	245,715
4.792%, SOFR + 1.450%, 05/09/29 (144A) (e)	200,000	201,863
5.085%, SOFR + 1.678%, 05/09/31 (144A) (e)	250,000	254,777
5.176%, SOFR + 1.520%, 01/09/30 (144A) (e)	270,000	276,989
5.335%, 1Y H15 + 1.500%, 06/12/29 (144A) (e)	205,000	210,602
5.497%, SOFR + 1.590%, 05/20/30 (144A) (e)	260,000	268,860
5.786%, SOFR + 1.620%, 01/13/33 (144A) (a) (e)	400,000	419,810
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (e)	300,000	317,668
BPCE SA
6.027%, SOFR + 1.956%, 05/28/36 (144A) (e)	250,000	263,274
6.293%, SOFR + 2.040%, 01/14/36 (144A) (e)	500,000	535,076
6.714%, SOFR + 2.270%, 10/19/29 (144A) (e)	250,000	265,400
BHFTI-182

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (e)	488,000	$498,629
6.840%, SOFR + 2.770%, 09/13/34 (144A) (e)	808,000	900,334
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (e)	578,000	513,481
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	216,312
3.980%, 3M TSFR + 1.600%, 03/20/30 (e)	667,000	658,914
4.075%, 3M TSFR + 1.454%, 04/23/29 (e)	90,000	89,782
4.503%, SOFR + 1.171%, 09/11/31 (e)	319,000	319,172
4.542%, SOFR + 1.338%, 09/19/30 (e)	102,000	102,475
4.952%, SOFR + 1.463%, 05/07/31 (e)	600,000	611,401
5.174%, SOFR + 1.488%, 09/11/36 (e)	450,000	454,567
5.333%, SOFR + 1.465%, 03/27/36 (e)	289,000	295,416
5.827%, SOFR + 2.056%, 02/13/35 (e)	203,000	210,542
6.750%, 5Y H15 + 2.572%, 02/15/30 (e)	290,000	294,427
6.875%, 5Y H15 + 2.890%, 08/15/30 (e)	200,000	206,111
6.950%, 5Y H15 + 2.726%, 02/15/30 (a) (e)	187,000	192,050
7.125%, 5Y H15 + 2.693%, 08/15/29 (e)	329,000	339,897
Credit Agricole SA
5.222%, SOFR + 1.460%, 05/27/31 (144A) (e)	280,000	287,232
5.862%, SOFR + 1.740%, 01/09/36 (144A) (e)	250,000	262,834
6.700%, 5Y USD SOFR ICE Swap + 3.596%, 09/23/34 (144A) (e)	210,000	210,821
Danske Bank AS
4.613%, 1Y H15 + 1.100%, 10/02/30 (144A) (e)	660,000	663,451
5.019%, 1Y H15 + 0.930%, 03/04/31 (144A) (e)	200,000	203,779
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (e)	200,000	208,085
Deutsche Bank AG
4.950%, SOFR + 1.300%, 08/04/31 (e)	385,000	388,641
5.297%, SOFR + 1.720%, 05/09/31 (a) (e)	525,000	537,791
5.373%, SOFR + 1.210%, 01/10/29 (e)	155,000	158,332
6.819%, SOFR + 2.510%, 11/20/29 (a) (e)	150,000	160,449
7.079%, SOFR + 3.650%, 02/10/34 (e)	225,000	247,330
Fifth Third Bancorp
4.337%, SOFR + 1.660%, 04/25/33 (a) (e)	120,000	116,953
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (e)	400,000	356,999
4.017%, 3M TSFR + 1.635%, 10/31/38 (e)	322,000	288,621
4.411%, 3M TSFR + 1.692%, 04/23/39 (e)	140,000	129,478
4.692%, SOFR + 1.135%, 10/23/30 (e)	232,000	234,957
5.207%, SOFR + 1.078%, 01/28/31 (e)	305,000	314,846
5.218%, SOFR + 1.580%, 04/23/31 (a) (e)	829,000	857,274
5.330%, SOFR + 1.550%, 07/23/35 (e)	693,000	713,405
5.536%, SOFR + 1.380%, 01/28/36 (e)	91,000	94,990
6.484%, SOFR + 1.770%, 10/24/29 (e)	1,448,000	1,540,932
HSBC Holdings PLC
5.130%, SOFR + 1.040%, 11/19/28 (e)	230,000	234,100
5.210%, SOFR + 2.610%, 08/11/28 (e)	310,000	315,295
5.240%, SOFR + 1.570%, 05/13/31 (e)	1,250,000	1,286,313
5.286%, SOFR + 1.290%, 11/19/30 (e)	630,000	649,847
Huntington Bancshares, Inc.
5.272%, SOFR + 1.276%, 01/15/31 (e)	50,000	51,533
5.709%, SOFR + 1.870%, 02/02/35 (e)	200,000	208,455
6.208%, SOFR + 2.020%, 08/21/29 (e)	154,000	162,075
ING Groep NV
5.163%, SOFR + 1.010%, 03/25/29 (e)	355,000	356,759
Security Description	Principal Amount*	Value

Banks—(Continued)
Intesa Sanpaolo SpA
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (e)	435,000	$367,890
7.200%, 11/28/33 (144A)	250,000	284,898
KBC Group NV
4.454%, 1Y H15 + 0.850%, 09/23/31 (144A) (e)	400,000	397,882
KeyBank NA
3.900%, 04/13/29	339,000	331,658
KeyCorp
4.789%, SOFR + 2.060%, 06/01/33 (e)	256,000	255,134
5.121%, SOFR + 1.227%, 04/04/31 (a) (e)	85,000	87,277
M&T Bank Corp.
4.833%, SOFR + 0.930%, 01/16/29 (e)	33,000	33,409
5.179%, SOFR + 1.400%, 07/08/31 (e)	119,000	121,869
5.385%, SOFR + 1.610%, 01/16/36 (e)	125,000	126,725
6.082%, SOFR + 2.260%, 03/13/32 (e)	275,000	292,224
Mellon Capital IV
4.830%, 3M TSFR + 0.827%, 10/30/25 (e)	72,000	61,628
Mitsubishi UFJ Financial Group, Inc.
4.527%, 1Y H15 + 0.800%, 09/12/31 (e)	270,000	271,028
5.159%, 1Y H15 + 1.170%, 04/24/31 (e)	200,000	206,082
Mizuho Financial Group, Inc.
2.869%, 3M TSFR + 1.572%, 09/13/30 (e)	200,000	189,311
5.323%, 1Y H15 + 1.070%, 07/08/36 (e)	200,000	205,587
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (e)	440,000	383,758
2.484%, SOFR + 1.360%, 09/16/36 (e)	778,000	675,792
2.511%, SOFR + 1.200%, 10/20/32 (a) (e)	338,000	301,549
4.654%, SOFR + 1.100%, 10/18/30 (a) (e)	364,000	367,979
5.042%, SOFR + 1.215%, 07/19/30 (e)	219,000	224,445
5.192%, SOFR + 1.510%, 04/17/31 (e)	198,000	204,453
5.230%, SOFR + 1.108%, 01/15/31 (e)	280,000	289,002
5.320%, SOFR + 1.555%, 07/19/35 (e)	65,000	67,070
5.466%, SOFR + 1.730%, 01/18/35 (e)	222,000	231,223
5.516%, SOFR + 1.710%, 11/19/55 (e)	205,000	207,220
5.656%, SOFR + 1.260%, 04/18/30 (a) (e)	280,000	292,380
5.664%, SOFR + 1.757%, 04/17/36 (e)	578,000	609,825
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (e)	500,000	511,020
Morgan Stanley Private Bank NA
4.734%, SOFR + 1.080%, 07/18/31 (e)	285,000	289,256
NatWest Group PLC
5.076%, 01/27/30 (a)	200,000	204,267
6.000%, 5Y H15 + 5.625%, 12/29/25 (e)	295,000	295,342
8.125%, 5Y H15 + 3.752%, 11/10/33 (e)	200,000	225,151
NatWest Markets PLC
5.022%, 03/21/30 (144A)	260,000	266,964
5.410%, 05/17/29 (144A)	200,000	207,444
PNC Financial Services Group, Inc.
3.400%, 5Y H15 + 2.595%, 09/15/26 (e)	7,000	6,785
4.812%, SOFR + 1.259%, 10/21/32 (e)	178,000	180,449
4.899%, SOFR + 1.333%, 05/13/31 (e)	95,000	97,013
5.068%, SOFR + 1.933%, 01/24/34 (e)	209,000	213,256
5.373%, SOFR + 1.417%, 07/21/36 (e)	95,000	97,761
6.250%, 7Y H15 + 2.808%, 03/15/30 (e)	134,000	137,498
6.875%, SOFR + 2.284%, 10/20/34 (e)	279,000	316,094
BHFTI-183

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Canada
4.650%, SOFR + 1.080%, 10/18/30 (e)	100,000	$101,147
Santander Holdings USA, Inc.
6.174%, SOFR + 2.500%, 01/09/30 (e)	215,000	223,949
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (e)	635,000	642,217
5.694%, SOFR + 1.524%, 04/15/31 (e)	300,000	312,986
Societe Generale SA
5.250%, 02/19/27 (144A)	200,000	202,163
5.439%, SOFR + 1.730%, 10/03/36 (144A) (e)	200,000	199,482
5.512%, SOFR + 1.650%, 05/22/31 (144A) (e)	515,000	529,759
6.446%, 1Y H15 + 2.550%, 01/10/29 (144A) (e)	200,000	208,231
Standard Chartered PLC
7.018%, 1Y H15 + 2.200%, 02/08/30 (144A) (e)	585,000	631,114
State Street Corp.
4.834%, 04/24/30	105,000	107,794
6.700%, 5Y H15 + 2.613%, 03/15/29 (e)	77,000	80,086
6.700%, 5Y H15 + 2.628%, 09/15/29 (e)	249,000	259,988
Svenska Handelsbanken AB
5.500%, 06/15/28 (144A)	404,000	418,571
Toronto-Dominion Bank
5.298%, 01/30/32	235,000	245,430
Truist Financial Corp.
5.122%, SOFR + 1.852%, 01/26/34 (e)	520,000	528,320
7.161%, SOFR + 2.446%, 10/30/29 (e)	155,000	167,881
U.S. Bancorp
5.083%, SOFR + 1.296%, 05/15/31 (a) (e)	215,000	221,090
5.836%, SOFR + 2.260%, 06/12/34 (e)	258,000	274,922
UBS Group AG
4.398%, SOFR + 1.060%, 09/23/31 (144A) (e)	200,000	199,321
5.010%, SOFR + 1.340%, 03/23/37 (144A) (e)	200,000	199,036
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (e)	200,000	220,303
9.250%, 5Y H15 + 4.758%, 11/13/33 (144A) (e)	200,000	238,173
UniCredit SpA
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (e)	521,000	512,786
3.127%, 1Y H15 + 1.550%, 06/03/32 (144A) (e)	291,000	268,138
Wells Fargo & Co.
3.900%, 5Y H15 + 3.453%, 03/15/26 (e)	204,000	202,019
4.892%, SOFR + 1.340%, 09/15/36 (e)	280,000	279,440
5.150%, SOFR + 1.500%, 04/23/31 (e)	559,000	576,497
5.198%, SOFR + 1.500%, 01/23/30 (e)	150,000	154,485
5.211%, SOFR + 1.380%, 12/03/35 (e)	175,000	178,805
5.244%, SOFR + 1.110%, 01/24/31 (a) (e)	335,000	346,594
5.557%, SOFR + 1.990%, 07/25/34 (a) (e)	1,116,000	1,172,248
5.574%, SOFR + 1.740%, 07/25/29 (e)	1,111,000	1,151,387
5.605%, SOFR + 1.740%, 04/23/36 (e)	1,205,000	1,264,589
5.707%, SOFR + 1.070%, 04/22/28 (e)	311,000	318,226
		52,069,899
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	389,000	384,060
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/36	440,000	434,413
Anheuser-Busch InBev Worldwide, Inc.
5.800%, 01/23/59	13,000	13,551
Security Description	Principal Amount*	Value

Beverages—(Continued)
Coca-Cola Co.
2.500%, 06/01/40	61,000	$45,377
Constellation Brands, Inc.
2.875%, 05/01/30	220,000	205,843
4.900%, 05/01/33 (a)	92,000	92,860
Keurig Dr. Pepper, Inc.
3.350%, 03/15/51	82,000	54,224
Molson Coors Beverage Co.
4.200%, 07/15/46	56,000	45,622
		1,275,950
Biotechnology — 0.2%
Amgen, Inc.
2.450%, 02/21/30 (a)	221,000	204,715
3.150%, 02/21/40	47,000	36,992
4.200%, 02/22/52	320,000	256,350
4.663%, 06/15/51	45,000	39,310
4.875%, 03/01/53 (a)	100,000	89,183
5.650%, 03/02/53	249,000	248,363
5.750%, 03/02/63	156,000	155,630
Biogen, Inc.
2.250%, 05/01/30	771,000	703,423
5.750%, 05/15/35 (a)	245,000	256,747
Gilead Sciences, Inc.
2.600%, 10/01/40	344,000	252,565
5.250%, 10/15/33	296,000	310,419
		2,553,697
Chemicals — 0.1%
CF Industries, Inc.
4.950%, 06/01/43	37,000	34,035
Dow Chemical Co.
4.375%, 11/15/42	79,000	64,389
DuPont de Nemours, Inc.
5.319%, 11/15/38	331,000	339,115
5.419%, 11/15/48	75,000	74,148
EIDP, Inc.
5.125%, 05/15/32	245,000	252,010
Nutrien Ltd.
5.000%, 04/01/49	75,000	68,428
		832,125
Commercial Services — 0.1%
Element Fleet Management Corp.
5.037%, 03/25/30 (144A)	50,000	51,003
6.319%, 12/04/28 (144A)	150,000	158,856
Ford Foundation
2.815%, 06/01/70	55,000	31,759
Global Payments, Inc.
2.900%, 11/15/31	83,000	74,429
3.200%, 08/15/29	384,000	364,679
Pepperdine University
3.301%, 12/01/59	100,000	62,399
Quanta Services, Inc.
2.350%, 01/15/32	115,000	100,940
2.900%, 10/01/30	70,000	65,348
BHFTI-184

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Quanta Services, Inc.
4.500%, 01/15/31	295,000	$294,822
5.100%, 08/09/35	250,000	250,642
5.250%, 08/09/34	306,000	313,712
University of Southern California
3.226%, 10/01/2120	100,000	58,891
		1,827,480
Computers — 0.1%
Accenture Capital, Inc.
4.250%, 10/04/31 (a)	133,000	132,801
4.500%, 10/04/34	45,000	44,380
Apple, Inc.
2.650%, 02/08/51	185,000	118,030
2.700%, 08/05/51	352,000	224,654
2.950%, 09/11/49	120,000	82,144
Dell International LLC/EMC Corp.
5.300%, 04/01/32	185,000	190,987
Leidos, Inc.
4.375%, 05/15/30	497,000	495,439
5.400%, 03/15/32	144,000	149,599
5.750%, 03/15/33	90,000	95,056
		1,533,090
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.200%, 03/22/63	76,000	70,490
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28	705,000	679,403
4.625%, 09/10/29	150,000	151,314
Aircastle Ltd./Aircastle Ireland DAC
5.250%, 03/15/30 (144A)	150,000	153,019
American Express Co.
4.731%, SOFR + 1.260%, 04/25/29 (e)	98,000	99,545
4.918%, SOFR + 1.220%, 07/20/33 (e)	100,000	101,741
5.442%, SOFR + 1.320%, 01/30/36 (e)	80,000	83,206
5.667%, SOFR + 1.790%, 04/25/36 (e)	80,000	84,520
Aviation Capital Group LLC
5.125%, 04/10/30 (144A)	65,000	65,986
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	138,000	132,681
4.250%, 04/15/26 (144A)	105,000	104,813
4.375%, 05/01/26 (144A)	305,000	304,795
5.150%, 01/15/30 (144A)	577,000	585,266
5.375%, 05/30/30 (144A)	330,000	338,509
5.500%, 01/15/26 (144A)	185,000	185,245
5.750%, 11/15/29 (144A)	90,000	93,497
Capital One Financial Corp.
5.197%, SOFR + 1.630%, 09/11/36 (e)	95,000	93,955
Macquarie Airfinance Holdings Ltd.
5.150%, 03/17/30 (144A)	45,000	45,629
5.200%, 03/27/28 (144A)	110,000	111,875
		3,414,999
Security Description	Principal Amount*	Value

Electric — 1.4%
AES Corp.
5.450%, 06/01/28 (a)	180,000	$184,357
5.800%, 03/15/32	195,000	201,842
Alliant Energy Corp.
5.750%, 5Y H15 + 2.077%, 04/01/56 (e)	80,000	80,100
Ameren Corp.
5.375%, 03/15/35	320,000	328,554
Arizona Public Service Co.
4.700%, 01/15/44	50,000	43,583
Baltimore Gas & Electric Co.
2.900%, 06/15/50	106,000	68,992
3.200%, 09/15/49	66,000	45,583
5.400%, 06/01/53	85,000	83,436
Cleveland Electric Illuminating Co.
4.550%, 11/15/30 (144A)	60,000	59,402
CMS Energy Corp.
6.500%, 5Y H15 + 1.961%, 06/01/55 (a) (e)	125,000	129,419
Commonwealth Edison Co.
3.700%, 03/01/45	71,000	56,231
4.700%, 01/15/44	133,000	121,655
Consolidated Edison Co. of New York, Inc.
4.650%, 12/01/48 (a)	30,000	26,563
Constellation Energy Generation LLC
5.600%, 06/15/42	42,000	42,567
5.750%, 10/01/41	120,000	123,177
6.500%, 10/01/53	180,000	200,597
Consumers Energy Co.
3.950%, 05/15/43	147,000	122,229
Dominion Energy, Inc.
3.300%, 04/15/41	190,000	144,762
4.700%, 12/01/44	71,000	62,333
4.900%, 08/01/41	147,000	136,074
6.000%, 5Y H15 + 2.262%, 02/15/56 (e)	202,000	203,445
6.875%, 5Y H15 + 2.386%, 02/01/55 (e)	80,000	83,734
DTE Electric Securitization Funding II LLC
6.090%, 09/01/38	250,000	270,364
DTE Energy Co.
5.050%, 10/01/35	198,000	196,687
5.200%, 04/01/30	385,000	396,706
Duke Energy Carolinas LLC
4.000%, 09/30/42	303,000	257,192
Duke Energy Corp.
5.700%, 09/15/55	159,000	158,422
6.100%, 09/15/53	210,000	221,039
Duke Energy Indiana LLC
3.750%, 05/15/46	77,000	60,743
5.250%, 03/01/34	154,000	158,890
5.400%, 04/01/53	115,000	112,531
Duke Energy Ohio, Inc.
5.300%, 06/15/35	310,000	319,675
5.550%, 03/15/54	103,000	102,890
Duke Energy Progress LLC
5.550%, 03/15/55 (a)	8,000	8,032
Duquesne Light Holdings, Inc.
3.616%, 08/01/27 (144A)	319,000	312,467
BHFTI-185

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Edison International
5.250%, 03/15/32	142,000	$140,653
Emera U.S. Finance LP
2.639%, 06/15/31	118,000	105,335
4.750%, 06/15/46	291,000	251,093
Enel Finance International NV
2.500%, 07/12/31 (144A)	455,000	406,263
4.125%, 09/30/28 (144A)	200,000	199,436
5.000%, 09/30/35 (144A)	200,000	197,083
5.125%, 06/26/29 (144A) (a)	225,000	230,494
Entergy Arkansas LLC
5.750%, 06/01/54	62,000	63,474
Entergy Corp.
7.125%, 5Y H15 + 2.670%, 12/01/54 (e)	298,000	311,380
Entergy Louisiana LLC
4.950%, 01/15/45	152,000	139,930
5.700%, 03/15/54	150,000	151,368
Entergy Mississippi LLC
5.000%, 09/01/33	280,000	285,003
5.800%, 04/15/55	222,000	227,427
Entergy Texas, Inc.
5.150%, 06/01/45	10,000	9,503
5.550%, 09/15/54	36,000	35,364
Exelon Corp.
6.500%, 5Y H15 + 1.975%, 03/15/55 (e)	115,000	120,198
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	166,000	141,703
5.450%, 07/15/44 (144A)	49,000	47,851
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	790,000	740,376
5.400%, 06/01/33 (144A)	288,000	298,132
5.650%, 05/09/34 (144A)	173,000	180,126
Jersey Central Power & Light Co.
5.100%, 01/15/35	25,000	25,337
6.150%, 06/01/37	100,000	108,505
Monongahela Power Co.
5.850%, 02/15/34 (144A)	248,000	262,113
Nevada Power Co.
6.250%, 5Y H15 + 1.936%, 05/15/55 (e)	430,000	436,063
NextEra Energy Capital Holdings, Inc.
5.900%, 03/15/55	310,000	319,482
6.375%, 5Y H15 + 2.053%, 08/15/55 (a) (e)	217,000	225,324
6.750%, 5Y H15 + 2.457%, 06/15/54 (e)	125,000	134,341
Niagara Mohawk Power Corp.
5.996%, 07/03/55 (144A)	45,000	46,437
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	348,000	345,073
4.734%, 10/15/30 (144A)	150,000	149,953
5.407%, 10/15/35 (144A)	120,000	120,408
7.000%, 03/15/33 (144A)	128,000	141,529
Ohio Power Co.
2.900%, 10/01/51	115,000	71,557
Pacific Gas & Electric Co.
3.250%, 06/01/31	222,000	204,139
3.750%, 08/15/42	37,000	28,153
3.950%, 12/01/47	159,000	118,828
Security Description	Principal Amount*	Value

Electric—(Continued)
Pacific Gas & Electric Co.
4.250%, 03/15/46	82,000	$64,327
4.300%, 03/15/45	60,000	48,137
4.550%, 07/01/30	71,744	71,246
4.600%, 06/15/43	178,000	149,834
5.550%, 05/15/29	91,000	93,670
5.700%, 03/01/35	175,000	179,257
5.800%, 05/15/34	12,000	12,434
6.000%, 08/15/35	290,000	303,508
6.100%, 01/15/29	253,000	264,665
6.400%, 06/15/33	276,000	296,685
6.750%, 01/15/53	10,000	10,774
PacifiCorp
2.900%, 06/15/52	122,000	74,399
PG&E Recovery Funding LLC
5.231%, 06/01/42	575,000	588,094
5.536%, 07/15/49	135,000	136,300
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/38	65,000	62,038
5.099%, 06/01/54	165,000	156,504
5.212%, 12/01/49	85,000	82,171
Public Service Co. of Colorado
4.500%, 06/01/52	57,000	47,978
Public Service Co. of Oklahoma
5.200%, 01/15/35	20,000	20,247
5.450%, 01/15/36	445,000	454,554
6.625%, 11/15/37	100,000	111,367
Puget Energy, Inc.
4.224%, 03/15/32	422,000	404,141
5.725%, 03/15/35	113,000	116,607
Puget Sound Energy, Inc.
5.638%, 04/15/41	71,000	71,624
San Diego Gas & Electric Co.
2.950%, 08/15/51	230,000	149,967
5.350%, 04/01/53	420,000	403,707
5.400%, 04/15/35	250,000	258,179
SCE Recovery Funding LLC
4.697%, 06/15/42	144,193	142,110
5.112%, 12/14/49	65,000	62,679
Sempra
6.375%, 5Y H15 + 2.632%, 04/01/56 (e)	68,000	69,785
Sierra Pacific Power Co.
6.200%, 5Y H15 + 2.549%, 12/15/55 (e)	95,000	95,084
Sigeco Securitization I LLC
5.026%, 11/15/38	133,736	137,307
Southern California Edison Co.
3.650%, 03/01/28	78,000	76,650
3.900%, 03/15/43	122,000	95,460
4.050%, 03/15/42	150,000	120,309
5.200%, 06/01/34	449,000	446,314
5.250%, 03/15/30	116,000	118,282
5.700%, 03/01/53	65,000	61,037
5.875%, 12/01/53	179,000	172,874
5.900%, 03/01/55	60,000	58,227
5.950%, 02/01/38	91,000	92,786
BHFTI-186

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Southern Co.
5.200%, 06/15/33	120,000	$123,367
Southern Power Co.
4.250%, 10/01/30	85,000	84,487
4.900%, 10/01/35	169,000	166,668
4.950%, 12/15/46	214,000	192,042
5.150%, 09/15/41 (a)	100,000	95,991
Tucson Electric Power Co.
1.500%, 08/01/30	78,000	68,170
4.850%, 12/01/48	150,000	133,601
5.500%, 04/15/53	235,000	229,596
Union Electric Co.
5.200%, 04/01/34	137,000	141,146
5.250%, 01/15/54	89,000	85,075
5.450%, 03/15/53	140,000	137,139
Virginia Electric & Power Co.
2.450%, 12/15/50	250,000	145,542
4.650%, 08/15/43	60,000	54,362
5.650%, 03/15/55	160,000	160,931
Vistra Operations Co. LLC
5.700%, 12/30/34 (144A)	42,000	43,462
6.000%, 04/15/34 (144A)	172,000	181,341
6.950%, 10/15/33 (144A)	114,000	127,149
		20,695,094
Electronics — 0.0%
Honeywell International, Inc.
5.250%, 03/01/54	90,000	86,627
Environmental Control — 0.0%
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	445,000	434,050
Veralto Corp.
5.350%, 09/18/28	140,000	144,481
		578,531
Food — 0.2%
Bimbo Bakeries USA, Inc.
5.375%, 01/09/36 (144A)	366,000	371,480
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.000%, 05/15/32	289,000	258,561
3.750%, 12/01/31	85,000	80,299
4.375%, 02/02/52	85,000	66,828
6.750%, 03/15/34	75,000	82,913
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.500%, 01/15/36 (144A)	380,000	388,060
6.375%, 04/15/66 (144A)	170,000	174,767
JBS USA Lux SARL/JBS USA Food Co./JBS USA Foods Group
5.950%, 04/20/35 (144A)	128,000	134,464
6.375%, 02/25/55 (144A) (a)	75,000	78,090
Kraft Heinz Foods Co.
4.375%, 06/01/46	155,000	128,989
4.625%, 10/01/39	60,000	54,704
5.500%, 06/01/50 (a)	155,000	146,404
Security Description	Principal Amount*	Value

Food—(Continued)
Kroger Co.
5.000%, 09/15/34	30,000	$30,255
5.400%, 07/15/40	141,000	141,040
5.500%, 09/15/54 (a)	30,000	29,240
5.650%, 09/15/64	196,000	191,185
Mars, Inc.
5.000%, 03/01/32 (144A) (a)	140,000	143,229
5.200%, 03/01/35 (144A)	200,000	204,427
5.650%, 05/01/45 (144A)	248,000	251,578
5.700%, 05/01/55 (144A)	295,000	298,819
Tyson Foods, Inc.
5.700%, 03/15/34	70,000	73,761
		3,329,093
Gas — 0.1%
APA Infrastructure Ltd.
5.125%, 09/16/34 (144A) (a)	107,000	108,443
NiSource, Inc.
6.950%, 5Y H15 + 2.451%, 11/30/54 (e)	120,000	124,876
Piedmont Natural Gas Co., Inc.
3.350%, 06/01/50	143,000	98,795
Southern California Gas Co.
6.350%, 11/15/52	225,000	245,543
Southern Co. Gas Capital Corp.
3.150%, 09/30/51	161,000	105,061
3.950%, 10/01/46	261,000	206,494
4.400%, 06/01/43	345,000	296,485
5.750%, 09/15/33	86,000	91,143
		1,276,840
Healthcare-Products — 0.1%
Baxter International, Inc.
2.272%, 12/01/28	130,000	122,020
2.539%, 02/01/32	31,000	27,177
Boston Scientific Corp.
4.550%, 03/01/39	60,000	57,247
DH Europe Finance II SARL
3.250%, 11/15/39	85,000	69,642
Solventum Corp.
5.450%, 03/13/31	288,000	300,327
5.600%, 03/23/34	86,000	89,537
Zimmer Biomet Holdings, Inc.
5.200%, 09/15/34	338,000	346,057
5.500%, 02/19/35 (a)	213,000	221,860
		1,233,867
Healthcare-Services — 0.3%
Aetna, Inc.
4.750%, 03/15/44	133,000	115,129
6.750%, 12/15/37	50,000	55,272
AHS Hospital Corp.
5.024%, 07/01/45	110,000	105,061
Children's Hospital
2.928%, 07/15/50	100,000	64,645
Cigna Group
4.500%, 09/15/30	165,000	165,486
BHFTI-187

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Cigna Group
5.250%, 01/15/36	145,000	$146,848
CommonSpirit Health
2.782%, 10/01/30	70,000	64,692
3.910%, 10/01/50	65,000	48,731
Cottage Health Obligated Group
3.304%, 11/01/49	110,000	77,870
Elevance Health, Inc.
4.625%, 05/15/42	178,000	160,482
4.650%, 01/15/43	111,000	99,590
Hartford HealthCare Corp.
3.447%, 07/01/54	240,000	175,508
HCA, Inc.
3.625%, 03/15/32	31,000	29,083
4.625%, 03/15/52	57,000	47,068
5.500%, 03/01/32	370,000	385,478
5.600%, 04/01/34	330,000	342,568
5.625%, 09/01/28	480,000	495,279
5.750%, 03/01/35	74,000	77,365
5.875%, 02/01/29	614,000	639,271
5.950%, 09/15/54	111,000	110,757
6.100%, 04/01/64 (a)	90,000	90,363
6.200%, 03/01/55	39,000	40,259
MyMichigan Health
3.409%, 06/01/50	40,000	28,398
NYU Langone Hospitals
3.380%, 07/01/55	90,000	62,443
Piedmont Healthcare, Inc.
2.864%, 01/01/52	95,000	60,396
Quest Diagnostics, Inc.
5.000%, 12/15/34	244,000	246,971
UnitedHealth Group, Inc.
2.750%, 05/15/40	142,000	105,808
5.050%, 04/15/53	126,000	115,452
5.350%, 02/15/33 (a)	233,000	243,530
5.375%, 04/15/54	126,000	121,007
5.875%, 02/15/53	90,000	92,528
6.050%, 02/15/63	115,000	120,122
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	110,000	64,961
		4,798,421
Home Builders — 0.0%
MDC Holdings, Inc.
6.000%, 01/15/43	173,000	164,643
Insurance — 0.3%
Athene Global Funding
2.950%, 11/12/26 (144A)	370,000	364,729
5.033%, 07/17/30 (144A)	455,000	462,276
5.543%, 08/22/35 (144A)	305,000	309,085
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	185,000	145,130
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (e)	44,000	45,162
Security Description	Principal Amount*	Value

Insurance—(Continued)
Corebridge Global Funding
4.900%, 08/21/32 (144A)	164,000	$164,730
Equitable America Global Funding
4.700%, 09/15/32 (144A)	305,000	303,390
F&G Annuities & Life, Inc.
6.500%, 06/04/29	35,000	36,491
F&G Global Funding
1.750%, 06/30/26 (144A)	80,000	78,432
Guardian Life Global Funding
4.673%, 09/05/32 (144A)	270,000	271,138
Hanover Insurance Group, Inc.
2.500%, 09/01/30	70,000	63,153
Hartford Insurance Group, Inc.
4.300%, 04/15/43	25,000	21,729
6.100%, 10/01/41	25,000	26,546
Nationwide Mutual Insurance Co.
4.350%, 04/30/50 (144A)	220,000	174,328
New York Life Global Funding
1.200%, 08/07/30 (144A)	111,000	96,190
New York Life Insurance Co.
3.750%, 05/15/50 (144A) (a)	107,000	80,790
4.450%, 05/15/69 (144A)	137,000	108,846
Northwestern Mutual Life Insurance Co.
6.063%, 03/30/40 (144A)	230,000	243,678
Pacific Life Insurance Co.
4.300%, 10/24/67 (144A)	97,000	77,814
Principal Financial Group, Inc.
4.111%, 02/15/28 (144A)	121,000	120,658
Prudential Financial, Inc.
6.500%, 5Y H15 + 2.404%, 03/15/54 (a) (e)	115,000	123,062
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	100,000	82,975
6.850%, 12/16/39 (144A)	316,000	361,915
		3,762,247
Internet — 0.1%
Alphabet, Inc.
1.900%, 08/15/40	100,000	68,334
Amazon.com, Inc.
3.875%, 08/22/37	177,000	163,192
Meta Platforms, Inc.
4.450%, 08/15/52	304,000	261,037
5.400%, 08/15/54	493,000	487,075
5.550%, 08/15/64 (a)	80,000	79,412
5.600%, 05/15/53	40,000	40,574
5.750%, 05/15/63	57,000	58,622
Uber Technologies, Inc.
4.500%, 08/15/29 (144A)	236,000	235,331
4.800%, 09/15/34	240,000	240,451
4.800%, 09/15/35	190,000	188,276
5.350%, 09/15/54 (a)	181,000	175,611
		1,997,915
Lodging — 0.0%
Marriott International, Inc.
4.200%, 07/15/27	220,000	220,682
BHFTI-188

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Lodging—(Continued)
Marriott International, Inc.
5.500%, 04/15/37	160,000	$163,510
		384,192
Machinery-Diversified — 0.0%
Regal Rexnord Corp.
6.050%, 04/15/28	191,000	197,577
6.400%, 04/15/33	77,000	82,663
		280,240
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	145,000	105,792
3.500%, 03/01/42	105,000	75,626
3.700%, 04/01/51	132,000	87,082
4.800%, 03/01/50	135,000	106,924
5.850%, 12/01/35	120,000	121,146
6.384%, 10/23/35	359,000	376,099
6.484%, 10/23/45	186,000	183,751
Comcast Corp.
2.800%, 01/15/51	235,000	143,466
2.887%, 11/01/51	1,077,000	663,401
2.937%, 11/01/56	769,000	456,332
3.250%, 11/01/39	115,000	91,821
Time Warner Cable LLC
5.500%, 09/01/41	200,000	183,288
5.875%, 11/15/40	275,000	262,865
6.550%, 05/01/37 (a)	252,000	262,146
		3,119,739
Mining — 0.1%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	260,000	238,628
Corp. Nacional del Cobre de Chile
6.780%, 01/13/55 (144A)	200,000	214,560
Freeport-McMoRan, Inc.
5.450%, 03/15/43	170,000	163,741
Glencore Funding LLC
2.500%, 09/01/30 (144A)	200,000	182,450
5.186%, 04/01/30 (144A)	80,000	82,423
5.634%, 04/04/34 (144A)	80,000	83,260
5.673%, 04/01/35 (144A)	515,000	535,256
6.375%, 10/06/30 (144A)	201,000	216,953
		1,717,271
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.150%, 11/02/42	200,000	176,744
5.800%, 03/15/37	100,000	106,139
		282,883
Oil & Gas — 0.4%
Antero Resources Corp.
5.375%, 03/01/30 (144A)	227,000	228,317
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BG Energy Capital PLC
5.125%, 10/15/41 (144A)	200,000	$193,278
ConocoPhillips Co.
5.500%, 01/15/55 (a)	65,000	63,677
5.700%, 09/15/63	231,000	229,045
Coterra Energy, Inc.
5.400%, 02/15/35	70,000	70,559
5.900%, 02/15/55	263,000	253,837
Devon Energy Corp.
5.750%, 09/15/54 (a)	25,000	23,189
Diamondback Energy, Inc.
5.750%, 04/18/54	87,000	83,745
Eni SpA
5.700%, 10/01/40 (144A)	150,000	146,042
5.950%, 05/15/54 (144A)	200,000	199,934
EQT Corp.
4.500%, 01/15/29 (a)	130,000	130,019
4.750%, 01/15/31	322,000	321,344
6.375%, 04/01/29	120,000	124,438
7.500%, 06/01/30	90,000	99,281
Expand Energy Corp.
4.750%, 02/01/32	144,000	141,520
5.375%, 03/15/30 (a)	750,000	762,607
Hess Corp.
5.600%, 02/15/41	329,000	341,419
6.000%, 01/15/40	89,000	96,742
Marathon Petroleum Corp.
4.750%, 09/15/44	53,000	45,617
Occidental Petroleum Corp.
4.625%, 06/15/45	123,000	97,021
Ovintiv, Inc.
6.250%, 07/15/33	111,000	117,085
Pioneer Natural Resources Co.
2.150%, 01/15/31	1,206,000	1,084,318
Santos Finance Ltd.
3.649%, 04/29/31 (144A)	254,000	237,097
6.875%, 09/19/33 (144A)	75,000	82,483
TotalEnergies Capital International SA
2.986%, 06/29/41	519,000	393,518
TotalEnergies Capital SA
5.275%, 09/10/54	80,000	76,849
5.638%, 04/05/64	89,000	88,671
		5,731,652
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.
5.100%, 03/17/30	110,000	112,495
5.500%, 03/17/35	175,000	180,199
Berry Global, Inc.
5.800%, 06/15/31 (a)	125,000	132,161
Packaging Corp. of America
4.050%, 12/15/49	35,000	27,795
Sonoco Products Co.
4.600%, 09/01/29 (a)	138,000	138,819
5.000%, 09/01/34 (a)	160,000	158,256
		749,725
BHFTI-189

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pharmaceuticals — 0.4%
AbbVie, Inc.
4.050%, 11/21/39	456,000	$408,091
4.250%, 11/21/49	320,000	269,594
4.400%, 11/06/42	340,000	306,632
4.625%, 10/01/42	188,000	174,172
4.800%, 03/15/29	191,000	195,322
5.050%, 03/15/34	94,000	96,728
5.500%, 03/15/64	36,000	35,981
Bristol-Myers Squibb Co.
3.700%, 03/15/52	38,000	28,359
3.900%, 03/15/62	97,000	71,109
4.550%, 02/20/48	150,000	131,163
5.200%, 02/22/34 (a)	43,000	44,589
5.550%, 02/22/54 (a)	487,000	485,374
5.650%, 02/22/64	228,000	226,113
6.250%, 11/15/53 (a)	322,000	351,616
Cardinal Health, Inc.
5.150%, 09/15/35 (a)	123,000	123,732
5.750%, 11/15/54	60,000	60,176
Cencora, Inc.
2.700%, 03/15/31	237,000	217,339
4.250%, 03/01/45	94,000	78,956
4.850%, 12/15/29	25,000	25,509
5.150%, 02/15/35	125,000	127,654
CVS Health Corp.
4.125%, 04/01/40	238,000	202,171
5.875%, 06/01/53	157,000	154,268
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	208,900	199,940
5.880%, 01/10/28	123,893	124,837
8.353%, 07/10/31 (144A)	89,763	98,016
Eli Lilly & Co.
5.650%, 10/15/65	60,000	61,952
Merck & Co., Inc.
5.150%, 05/17/63	45,000	42,376
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33 (a)	258,000	260,645
5.300%, 05/19/53 (a)	377,000	364,328
5.340%, 05/19/63	118,000	112,000
Takeda Pharmaceutical Co. Ltd.
3.175%, 07/09/50	200,000	135,371
Zoetis, Inc.
2.000%, 05/15/30	393,000	357,367
5.000%, 08/17/35	85,000	85,848
		5,657,328
Pipelines — 0.8%
Cameron LNG LLC
3.701%, 01/15/39 (144A)	163,000	139,396
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	138,000	134,114
5.125%, 06/30/27	121,000	122,320
Cheniere Energy Partners LP
3.250%, 01/31/32	163,000	148,495
4.500%, 10/01/29	488,000	486,437
5.550%, 10/30/35 (144A)	40,000	40,865
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Cheniere Energy Partners LP
5.750%, 08/15/34	90,000	$93,563
Cheniere Energy, Inc.
4.625%, 10/15/28	391,000	389,778
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	58,000	58,895
6.042%, 08/15/28 (144A)	134,000	139,830
Columbia Pipelines Operating Co. LLC
5.439%, 02/15/35 (144A)	205,000	209,019
5.927%, 08/15/30 (144A)	63,000	66,651
5.962%, 02/15/55 (144A)	160,000	158,674
6.036%, 11/15/33 (144A)	244,000	260,357
DT Midstream, Inc.
4.125%, 06/15/29 (144A)	370,000	360,996
4.300%, 04/15/32 (144A)	160,000	153,033
Eastern Energy Gas Holdings LLC
6.200%, 01/15/55	40,000	41,921
Enbridge, Inc.
5.625%, 04/05/34	150,000	156,571
8.250%, 5Y H15 + 3.785%, 01/15/84 (e)	238,000	255,651
Energy Transfer LP
4.150%, 09/15/29	62,000	61,434
4.950%, 01/15/43	150,000	132,869
5.600%, 09/01/34	115,000	118,026
5.700%, 04/01/35	358,000	369,663
6.000%, 02/01/29 (144A)	633,000	642,004
6.500%, 5Y H15 + 2.676%, 02/15/56 (e)	370,000	368,266
7.375%, 02/01/31 (144A)	106,000	110,715
Gray Oak Pipeline LLC
3.450%, 10/15/27 (144A)	170,000	167,579
Kinder Morgan Energy Partners LP
4.700%, 11/01/42	249,000	219,149
5.000%, 08/15/42	170,000	155,783
6.375%, 03/01/41	110,000	117,492
Kinder Morgan, Inc.
5.150%, 06/01/30 (a)	90,000	92,842
MPLX LP
5.400%, 04/01/35	70,000	70,571
5.400%, 09/15/35	375,000	375,815
5.500%, 06/01/34	65,000	66,241
5.950%, 04/01/55	175,000	171,078
NGPL PipeCo LLC
4.875%, 08/15/27 (144A)	228,000	228,555
Northern Natural Gas Co.
3.400%, 10/16/51 (144A)	81,000	55,459
4.300%, 01/15/49 (144A)	44,000	35,960
ONEOK Partners LP
6.650%, 10/01/36	140,000	152,978
ONEOK, Inc.
4.750%, 10/15/31	50,000	50,016
5.050%, 04/01/45	51,000	45,324
5.375%, 06/01/29	125,000	128,739
5.400%, 10/15/35	225,000	225,846
5.600%, 04/01/44	188,000	178,247
Plains All American Pipeline LP
5.950%, 06/15/35	80,000	83,490
BHFTI-190

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Plains All American Pipeline LP/PAA Finance Corp.
5.600%, 01/15/36	100,000	$101,257
Sabine Pass Liquefaction LLC
4.500%, 05/15/30	190,000	190,663
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27	114,000	114,976
5.026%, 10/01/29	265,000	268,042
TransCanada PipeLines Ltd.
5.600%, 03/31/34	90,000	93,107
6.100%, 06/01/40	62,000	65,593
6.200%, 10/15/37	130,000	139,308
Transcanada Trust
5.500%, SOFR + 4.416%, 09/15/79 (e)	165,000	163,468
5.875%, 08/15/76	347,000	347,209
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	35,000	33,542
4.125%, 08/15/31 (144A)	480,000	453,047
Western Midstream Operating LP
5.250%, 02/01/50 (a)	45,000	39,164
5.450%, 04/01/44	170,000	154,126
Williams Cos., Inc.
4.800%, 11/15/29	361,000	367,446
5.300%, 08/15/28 (a)	359,000	370,143
5.600%, 03/15/35	60,000	62,265
6.000%, 03/15/55	25,000	25,792
		10,829,855
Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32	405,000	342,341
3.550%, 03/15/52	115,000	79,949
4.000%, 02/01/50	111,000	85,141
American Homes 4 Rent LP
4.950%, 06/15/30	60,000	61,093
American Tower Corp.
1.875%, 10/15/30	130,000	114,971
5.200%, 02/15/29	382,000	393,073
American Tower Trust #1
3.652%, 03/15/48 (144A)	160,000	157,278
Brixmor Operating Partnership LP
2.250%, 04/01/28	80,000	76,192
4.850%, 02/15/33	135,000	134,704
COPT Defense Properties LP
2.750%, 04/15/31	132,000	119,498
4.500%, 10/15/30	45,000	44,703
Crown Castle, Inc.
5.600%, 06/01/29	560,000	581,888
DOC Dr. LLC
2.625%, 11/01/31	55,000	49,012
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34	354,000	367,466
ERP Operating LP
4.950%, 06/15/32	100,000	102,498
Essex Portfolio LP
1.700%, 03/01/28	170,000	160,380
2.650%, 03/15/32	120,000	106,950
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Extra Space Storage LP
4.000%, 06/15/29	311,000	$307,811
4.950%, 01/15/33	60,000	60,354
5.500%, 07/01/30	200,000	208,515
5.900%, 01/15/31	201,000	213,551
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	110,000	108,534
Healthpeak OP LLC
3.500%, 07/15/29	118,000	114,381
5.375%, 02/15/35	80,000	81,737
NNN REIT, Inc.
3.000%, 04/15/52	50,000	31,738
3.100%, 04/15/50	155,000	101,572
3.500%, 04/15/51	105,000	74,325
5.600%, 10/15/33	100,000	104,603
Realty Income Corp.
3.250%, 01/15/31	185,000	175,121
5.125%, 04/15/35	60,000	61,013
Regency Centers LP
2.950%, 09/15/29	285,000	272,119
Safehold GL Holdings LLC
2.850%, 01/15/32	167,000	148,184
Simon Property Group LP
5.125%, 10/01/35	249,000	251,901
UDR, Inc.
3.500%, 01/15/28	100,000	98,494
4.400%, 01/26/29	86,000	86,304
5.125%, 09/01/34	241,000	244,119
Ventas Realty LP
3.000%, 01/15/30	360,000	340,800
4.750%, 11/15/30	75,000	75,920
4.875%, 04/15/49	88,000	77,611
WP Carey, Inc.
2.250%, 04/01/33	135,000	112,697
		6,328,541
Retail — 0.1%
Home Depot, Inc.
3.300%, 04/15/40	329,000	269,588
Lowe's Cos., Inc.
2.800%, 09/15/41	475,000	343,935
5.625%, 04/15/53	120,000	119,335
McDonald's Corp.
3.625%, 09/01/49 (a)	140,000	104,875
4.400%, 02/12/31	225,000	225,613
6.300%, 10/15/37	30,000	33,411
		1,096,757
Savings & Loans — 0.0%
Nationwide Building Society
3.960%, 07/18/30 (144A)	200,000	196,727
5.127%, 07/29/29 (144A) (a)	275,000	283,277
		480,004
BHFTI-191

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors — 0.3%
Broadcom, Inc.
3.187%, 11/15/36 (144A)	120,000	$102,405
3.419%, 04/15/33 (144A)	906,000	838,480
3.469%, 04/15/34 (144A)	405,000	369,603
3.750%, 02/15/51 (144A)	10,000	7,826
4.550%, 02/15/32 (a)	152,000	153,056
4.800%, 02/15/36	150,000	149,542
4.900%, 07/15/32	145,000	148,333
5.200%, 07/15/35	45,000	46,377
Foundry JV Holdco LLC
6.250%, 01/25/35 (144A)	355,000	379,998
Intel Corp.
3.050%, 08/12/51 (a)	55,000	34,896
3.250%, 11/15/49	55,000	36,547
3.734%, 12/08/47	35,000	25,852
4.250%, 12/15/42	205,000	170,207
KLA Corp.
3.300%, 03/01/50	100,000	71,535
Marvell Technology, Inc.
2.950%, 04/15/31	430,000	397,125
4.750%, 07/15/30	25,000	25,326
5.450%, 07/15/35	346,000	356,703
5.750%, 02/15/29	366,000	381,826
5.950%, 09/15/33	165,000	177,030
Micron Technology, Inc.
5.875%, 02/09/33	190,000	201,802
6.050%, 11/01/35	155,000	165,608
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.650%, 02/15/32	150,000	133,425
5.000%, 01/15/33 (a)	200,000	202,628
Texas Instruments, Inc.
5.050%, 05/18/63	37,000	34,384
		4,610,514
Software — 0.3%
Electronic Arts, Inc.
2.950%, 02/15/51	79,000	68,511
Fiserv, Inc.
4.400%, 07/01/49	60,000	49,470
5.250%, 08/11/35	30,000	30,319
Microsoft Corp.
2.500%, 09/15/50	299,000	187,418
2.525%, 06/01/50	80,000	50,646
Oracle Corp.
3.600%, 04/01/40	320,000	257,005
3.600%, 04/01/50	421,000	296,367
3.650%, 03/25/41	300,000	240,268
3.800%, 11/15/37	130,000	112,389
4.000%, 11/15/47	71,000	55,025
4.375%, 05/15/55	140,000	109,920
4.800%, 09/26/32 (a)	295,000	295,355
4.900%, 02/06/33	100,000	100,905
5.200%, 09/26/35	120,000	120,661
5.375%, 09/27/54 (a)	70,000	64,303
5.550%, 02/06/53	6,000	5,677
5.875%, 09/26/45	180,000	180,489
Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp.
5.950%, 09/26/55	85,000	$84,738
6.000%, 08/03/55	489,000	490,910
Roper Technologies, Inc.
4.450%, 09/15/30	70,000	70,285
4.500%, 10/15/29	97,000	97,924
4.750%, 02/15/32	53,000	53,592
Salesforce, Inc.
2.700%, 07/15/41	150,000	110,319
Synopsys, Inc.
4.850%, 04/01/30	150,000	152,786
5.000%, 04/01/32	112,000	114,452
5.700%, 04/01/55	175,000	176,615
Take-Two Interactive Software, Inc.
4.950%, 03/28/28	43,000	43,775
5.400%, 06/12/29	232,000	240,201
5.600%, 06/12/34	156,000	162,903
		4,023,228
Telecommunications — 0.4%
AT&T, Inc.
2.250%, 02/01/32	300,000	262,638
3.500%, 06/01/41 (a)	428,000	342,133
3.500%, 09/15/53	115,000	79,546
3.550%, 09/15/55	839,000	578,170
4.900%, 11/01/35	165,000	163,712
5.550%, 11/01/45	205,000	202,962
5.700%, 11/01/54	130,000	128,487
NTT Finance Corp.
5.171%, 07/16/32 (144A)	200,000	204,833
Rogers Communications, Inc.
3.800%, 03/15/32	389,000	367,464
T-Mobile USA, Inc.
2.625%, 02/15/29	742,000	704,210
3.300%, 02/15/51	230,000	156,764
3.875%, 04/15/30	236,000	231,419
5.125%, 05/15/32	175,000	180,103
Verizon Communications, Inc.
1.750%, 01/20/31	690,000	603,661
5.050%, 05/09/33 (a)	200,000	204,660
5.401%, 07/02/37 (144A) (a)	607,000	616,688
Vodafone Group PLC
5.750%, 06/28/54 (a)	184,000	181,152
		5,208,602
Transportation — 0.1%
Canadian Pacific Railway Co.
3.100%, 12/02/51	140,000	94,663
4.300%, 05/15/43	236,000	204,629
4.700%, 05/01/48	258,000	230,249
CSX Corp.
6.150%, 05/01/37	60,000	66,258
FedEx Corp.
3.250%, 05/15/41 (144A)	89,000	66,554
Norfolk Southern Corp.
2.900%, 08/25/51	285,000	185,041
BHFTI-192

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Transportation—(Continued)
Norfolk Southern Corp.
3.050%, 05/15/50	116,000	$78,628
4.450%, 06/15/45	100,000	87,391
Union Pacific Corp.
4.100%, 09/15/67	70,000	53,269
		1,066,682
Trucking & Leasing — 0.0%
Avolon Holdings Funding Ltd.
4.900%, 10/10/30 (144A)	230,000	231,258
Total Corporate Bonds & Notes (Cost $164,134,796)		166,071,023

Agency Sponsored Mortgage-Backed Securities—3.0%
Agency Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. REMICS
2.500%, 01/15/42	20,166	18,239
3.000%, 07/25/49	203,985	183,730
4.500%, 10/15/41	748,230	726,305
5.000%, 02/15/40	117,000	119,758
5.500%, 03/15/37	113,651	118,428
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 10/25/62	698,256	587,163
3.250%, 06/25/57 (f)	694,356	628,653
3.250%, 11/25/61	307,813	267,171
3.500%, 05/25/57	313,529	290,771
3.500%, 06/25/57	317,285	293,697
3.500%, 03/25/58	419,869	402,939
3.500%, 07/25/58	338,016	303,059
Federal National Mortgage Association REMICS
2.000%, 08/25/42	147,673	139,988
3.500%, 06/25/46	80,279	78,530
3.500%, 05/25/49	361,095	332,251
4.000%, 04/25/42	122,926	118,991
4.000%, 05/25/43	48,013	47,839
5.000%, 04/25/37	22,508	22,927
5.000%, 07/25/39	250,000	255,119
5.000%, 05/25/40	65,000	64,771
6.000%, 01/25/34	62,798	65,879
Federal National Mortgage Association Trust
5.620%, 11/25/33	154,185	154,706
Government National Mortgage Association REMICS
2.500%, 05/20/43	14,543	12,387
3.500%, 10/20/48	298,706	283,616
3.500%, 04/20/49	257,835	241,558
4.500%, 04/20/53	703,573	691,662
5.500%, 02/20/37	57,261	57,515
5.500%, 04/16/37	56,809	57,163
5.500%, 11/16/39	200,000	202,558
6.000%, 04/17/34	30,753	30,963
Seasoned Credit Risk Transfer Trust
3.250%, 06/25/65	219,000	185,781
		6,984,117
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities — 2.5%
Federal Home Loan Mortgage Corp.
2.500%, 11/01/49	602,612	$512,728
3.000%, 02/01/52	331,993	291,751
3.700%, 06/01/34	735,315	696,332
4.000%, 12/01/47	126,434	121,352
4.500%, 06/01/48	149,990	148,128
5.000%, 12/01/48	76,684	76,948
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
8.606%, SOFR30A + 4.250%, 05/25/52 (144A) (e)	554,250	568,404
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.660%, 01/25/31	485,000	491,816
Federal National Mortgage Association
1.500%, 01/01/31	500,000	437,268
1.800%, 10/01/33	500,000	418,227
1.930%, 11/01/31	900,000	789,105
1.960%, 09/01/33	750,000	622,461
2.140%, 12/01/33	434,860	372,288
2.500%, 09/01/51	432,296	364,396
2.500%, 11/01/51	528,554	449,786
2.500%, 07/01/61	329,924	269,056
2.500%, 09/01/61	1,708,209	1,393,050
2.500%, 03/01/62	496,449	404,856
2.580%, 03/01/32	498,686	453,248
2.600%, 10/01/31	344,441	316,251
2.770%, 08/01/33	920,196	814,414
3.000%, 01/01/52	534,380	470,005
3.000%, 03/01/61	598,174	522,636
3.230%, 01/01/30	433,311	419,431
3.330%, 04/01/35	450,927	416,249
3.500%, 03/01/61	290,795	261,066
3.500%, 09/01/61	709,854	637,302
3.500%, 03/01/62	545,968	494,393
3.500%, 06/01/62	502,160	450,836
3.510%, 09/01/32	300,000	284,926
3.540%, 11/01/32	600,000	569,769
3.620%, 05/01/32	944,577	909,308
3.680%, 09/01/32	613,000	590,263
3.800%, 09/01/32	720,672	697,911
3.810%, 10/01/32	790,000	766,366
3.870%, 06/01/37	364,000	338,357
4.000%, 06/01/46	330,861	318,908
4.000%, 11/01/47	177,483	170,579
4.000%, 12/01/47	248,713	238,988
4.000%, 01/01/48	247,659	238,334
4.000%, 09/01/48	81,584	78,347
4.000%, 06/01/52	393,831	372,217
4.000%, 08/01/59	477,225	448,757
4.000%, 12/01/61	746,776	698,943
4.500%, 04/01/39	60,824	60,820
4.500%, 12/01/40	80,225	80,279
4.500%, 05/01/48	41,118	40,539
4.500%, 06/01/48	69,128	68,140
4.500%, 07/01/48	8,385	8,264
4.500%, 01/01/49	158,466	157,136
BHFTI-193

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
U.S. Treasury & Government Agencies—2.8%
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 06/01/49	89,150	$87,493
4.500%, 08/01/58	474,273	460,168
4.500%, 06/01/62	433,909	420,847
4.680%, 10/01/29	800,000	816,956
4.970%, 12/01/30	537,496	553,694
5.000%, 07/01/44	215,275	219,508
5.000%, 06/01/48	40,130	40,604
5.000%, 07/01/48	112,338	115,015
5.000%, 08/01/48	172,060	174,055
5.000%, 10/01/48	108,294	108,502
5.000%, 01/01/49	206,601	209,037
5.000%, 03/01/53	420,802	419,009
5.000%, 01/01/55	291,629	291,198
Federal National Mortgage Association-ACES
0.750%, 09/25/28	132,228	126,203
1.200%, 10/25/30	66,847	63,883
1.764%, 11/25/31 (e)	1,000,000	860,884
1.924%, 10/25/30 (e) (g)	1,100,004	41,667
2.011%, 11/25/33 (e) (g)	7,700,108	492,996
2.050%, 07/25/30 (e) (g)	1,855,645	100,431
2.679%, 06/25/32 (e)	966,000	874,069
3.884%, 08/25/32 (e)	800,000	770,789
FREMF Mortgage Trust
3.652%, 12/25/51 (144A) (e)	500,000	480,071
Government National Mortgage Association
2.500%, 08/20/51	359,421	309,689
2.500%, 10/20/51	99,161	85,440
3.000%, 12/20/51	433,355	397,476
3.000%, 03/20/52	700,356	624,143
3.500%, 02/20/52	413,336	376,136
4.000%, 10/20/49	194,356	184,504
4.000%, 01/20/52	309,203	287,067
4.250%, 07/20/47	511,486	490,562
4.250%, 12/20/48	488,960	464,413
4.500%, 07/15/39	164,853	163,371
4.500%, 05/20/48	47,968	46,419
4.500%, 06/20/48	657,457	642,881
4.500%, 12/20/48	205,627	200,591
4.500%, 07/20/49	175,503	170,754
4.500%, 09/20/49	348,026	342,898
5.000%, 07/20/48	72,054	71,812
5.000%, 12/20/48	205,836	207,496
5.000%, 03/20/49	501,740	506,986
5.000%, 05/20/49	522,418	533,567
5.000%, 06/20/52	1,140,277	1,136,840
5.500%, 07/20/53	605,945	614,570
6.000%, 04/20/53	425,092	437,974
		36,843,602
Total Agency Sponsored Mortgage-Backed Securities (Cost $46,454,380)		43,827,719

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury — 2.8%
U.S. Treasury Bonds
1.250%, 05/15/50	831,000	$407,612
1.375%, 08/15/50	135,000	67,880
1.875%, 02/15/51	2,298,000	1,312,643
1.875%, 11/15/51	845,000	478,019
2.000%, 02/15/50	367,000	219,469
2.000%, 08/15/51	500,000	292,930
2.250%, 08/15/46	236,000	157,456
2.250%, 08/15/49	115,000	73,402
2.375%, 02/15/42	625,000	463,135
2.375%, 11/15/49	570,000	372,949
2.375%, 05/15/51	175,000	112,588
2.750%, 08/15/42	1,600,000	1,245,187
2.875%, 05/15/43	1,000,000	783,438
2.875%, 05/15/52	3,155,000	2,251,388
3.000%, 11/15/44	2,634,000	2,060,796
3.000%, 02/15/47	65,000	49,634
3.000%, 08/15/48	5,000	3,759
3.125%, 02/15/43	235,000	191,810
3.250%, 05/15/42	1,400,000	1,176,109
3.625%, 08/15/43	960,000	837,600
3.750%, 11/15/43	452,000	400,214
3.875%, 08/15/40	410,000	382,181
3.875%, 05/15/43	265,000	240,042
4.500%, 11/15/54	540,000	519,940
4.750%, 05/15/55	63,000	63,197
U.S. Treasury Notes
1.625%, 05/15/31	610,000	543,162
3.875%, 08/15/34	1,705,000	1,678,892
4.125%, 05/31/32	525,000	531,645
4.250%, 11/15/34	4,930,000	4,985,655
4.375%, 11/30/30	10,260,000	10,549,765
4.500%, 12/31/31	310,000	320,753
4.625%, 02/15/35	6,340,000	6,588,647
U.S. Treasury STRIPS Coupon
Zero Coupon, 02/15/31	665,000	539,897
Zero Coupon, 11/15/40	720,000	351,840
Zero Coupon, 02/15/41	462,776	223,068
Total U.S. Treasury & Government Agencies (Cost $44,152,472)		40,476,702

Investment Companies—2.0%
Exchange-Traded Funds — 2.0%
SPDR Bloomberg High Yield Bond ETF (a)	288,648	28,284,618
Total Investment Companies (Cost $26,026,668)		28,284,618

Asset-Backed Securities—1.2%
Asset-Backed - Automobile — 0.5%
Bridgecrest Lending Auto Securitization Trust
5.620%, 03/17/31	330,000	334,409
5.700%, 07/16/29	438,000	443,021
BHFTI-194

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Asset-Backed - Automobile—(Continued)
Carvana Auto Receivables Trust
5.920%, 07/10/29 (144A)	440,000	$443,015
Credit Acceptance Auto Loan Trust
6.700%, 10/16/34 (144A)	500,000	518,038
8.450%, 02/15/33 (144A)	600,000	604,897
DT Auto Owner Trust
5.790%, 02/15/29 (144A)	685,000	687,914
Enterprise Fleet Financing LLC
4.410%, 06/20/29 (144A)	178,000	179,424
Exeter Automobile Receivables Trust
5.980%, 12/15/28	595,604	600,540
6.760%, 09/15/28	700,000	709,613
Flagship Credit Auto Trust
7.710%, 10/16/28 (144A)	600,000	606,272
GLS Auto Receivables Issuer Trust
3.970%, 01/18/28 (144A)	359,092	358,097
Santander Drive Auto Receivables Trust
5.670%, 12/16/30	800,000	807,813
5.690%, 02/18/31	800,000	807,812
6.280%, 08/15/31	500,000	516,243
		7,617,108
Asset-Backed - Credit Card — 0.1%
Continental Finance Credit Card ABS Master Trust
6.190%, 10/15/30 (144A)	575,000	576,836
Perimeter Master Note Business Trust
5.580%, 12/16/30 (144A)	350,000	351,033
		927,869
Asset-Backed - Other — 0.6%
American Homes 4 Rent Trust
4.691%, 10/17/52 (144A)	100,000	99,776
BXG Receivables Note Trust
4.440%, 02/02/34 (144A)	77,732	77,732
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	126,913	120,477
CoreVest American Finance Ltd.
3.163%, 10/15/52 (144A)	650,000	621,193
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	1,250,000	1,244,392
4.500%, 07/17/38 (144A)	496,000	493,346
4.500%, 07/17/39 (144A)	750,000	734,426
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (e)	400,000	384,034
3.850%, 10/25/26 (144A) (e)	360,000	346,526
4.450%, 01/25/26 (144A) (e)	500,000	495,334
6.190%, 04/25/27 (144A)	400,000	400,006
MVW LLC
5.210%, 09/22/42 (144A)	215,465	218,420
6.540%, 10/20/40 (144A)	340,685	349,600
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	99,404	97,254
3.844%, 12/25/25 (144A)	107,510	107,125
Progress Residential Trust
4.550%, 04/17/27 (144A)	750,000	738,410
5.200%, 04/17/39 (144A)	330,000	327,980
Security Description	Principal Amount*/ Shares	Value
Asset-Backed - Other—(Continued)
Reach ABS Trust
5.120%, 08/18/32 (144A)	175,000	$176,379
SCF Equipment Leasing LLC
3.790%, 11/20/31 (144A)	220,000	218,582
Sierra Timeshare Receivables Funding LLC
3.940%, 10/20/38 (144A)	36,325	35,866
6.280%, 04/20/40 (144A)	82,865	85,152
Tricon American Homes Trust
3.198%, 03/17/38 (144A)	525,000	520,028
UPX HIL Issuer Trust
5.160%, 01/25/47 (144A)	346,192	347,668
VM Debt Trust
7.460%, 07/18/27	499,794	475,475
VOLT CI LLC
5.992%, 05/25/51 (144A) (f)	13,665	13,659
VOLT XCVII LLC
6.240%, 04/25/51 (144A) (f)	13,367	13,365
		8,742,205
Total Asset-Backed Securities (Cost $17,049,388)		17,287,182

Convertible Preferred Stocks—0.9%
Banks — 0.7%
Bank of America Corp.- Series L, 7.250%	7,345	9,401,600
Electric Utilities — 0.2%
NextEra Energy, Inc., 7.234%, 11/01/27	59,251	2,786,575
Total Convertible Preferred Stocks (Cost $11,267,194)		12,188,175

Non-Agency Mortgage-Backed Securities—0.4%
Collateralized Mortgage Obligations — 0.2%
Anchor Mortgage Trust
5.718%, 05/25/40 (144A) (f)	165,000	165,827
Brean Asset-Backed Securities Trust
4.750%, 05/25/65 (144A) (e)	199,528	195,807
BVRT LLC
4.367%, 05/10/33 (144A) (e)	299,223	288,589
CAFL Issuer LP
5.684%, 05/28/40 (144A) (f)	350,000	352,857
GS Mortgage-Backed Securities Corp. Trust
1.750%, 12/25/60 (144A) (e)	407,719	382,980
LHOME Mortgage Trust
5.612%, 04/25/40 (144A) (e)	165,000	166,575
PRPM LLC
4.000%, 11/25/53 (144A) (f)	177,243	175,188
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	497,651	446,868
		2,174,691
Commercial Mortgage-Backed Securities — 0.2%
CSMC Trust
3.953%, 09/15/37 (144A)	655,000	598,506
BHFTI-195

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*/ Shares	Value
Commercial Mortgage-Backed Securities—(Continued)
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	$1,192,272
SBALR Commercial Mortgage Trust
2.825%, 02/13/53 (144A)	674,283	593,163
SLG Office Trust
2.585%, 07/15/41 (144A)	390,000	346,647
		2,730,588
Total Non-Agency Mortgage-Backed Securities (Cost $5,315,945)		4,905,279

Foreign Government—0.0%
Sovereign — 0.0%
Mexico Government International Bonds
5.625%, 09/22/35 (Cost $283,669)	285,000	283,592

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41 (Cost $155,000)	155,000	157,896

Short-Term Investments—15.7%
Repurchase Agreement—13.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $199,135,908; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $203,101,841	199,119,315	199,119,315
U.S. Treasury—1.9%
U.S. Treasury Bills
3.900%, 11/28/25 (h) (i)	27,000,000	26,826,022
4.134%, 12/02/25 (a) (i) (j)	436,000	433,075
		27,259,097

Short-Term Investment Funds—0.0%
State Street Global Advisors Liquidity PLC - US Treasury Liquidity Fund
3.957% (k)	29,053	29,053
Total Short-Term Investments (Cost $226,411,914)		226,407,465

Securities Lending Reinvestments (l)—3.5%
Short-Term Investment Funds—0.4%
Allspring Government Money Market Fund, Select Class 4.070% (k)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (k)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (k)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (k)	1,000,000	1,000,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (k)	1,000,000	$1,000,000
		5,000,000

Certificates of Deposit—0.1%
Bank of Montreal
4.510%, SOFR + 0.350%, 05/14/26 (e)	1,000,000	999,998
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (e)	1,000,000	1,000,055
		2,000,053
Repurchase Agreements—2.4%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $1,080,627; collateralized by various Common Stock with an aggregate market value of $1,201,879	1,080,500	1,080,500
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $3,000,356; collateralized by various Common Stock with an aggregate market value of $3,337,007	3,000,000	3,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $2,000,232; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $2,047,836; collateralized by various Common Stock with an aggregate market value of $2,200,001	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $1,700,196; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $1,734,000	1,700,000	1,700,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $990,344; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $1,010,033	990,229	990,229
BHFTI-196

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (l)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $3,000,357; collateralized by various Common Stock with an aggregate market value of $3,345,282	3,000,000	$3,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $4,000,476; collateralized by various Common Stock with an aggregate market value of $4,460,377	4,000,000	4,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $1,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $1,112,188	1,000,000	1,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $2,040,238	2,000,000	2,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $2,008,478; collateralized by various Common Stock with an aggregate market value of $2,222,491	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $1,800,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $1,836,000	1,800,000	1,800,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $3,000,355; collateralized by various Common Stock with an aggregate market value of $3,337,326	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $3,500,408; collateralized by various Common Stock with an aggregate market value of $3,850,448	3,500,000	3,500,000
		35,070,729
Time Deposits—0.6%
Banco Santander SA
4.090%, 10/01/25	2,000,000	2,000,000
DNB Bank ASA
4.040%, 10/01/25	2,000,000	2,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	2,000,000	2,000,000
Skandinaviska (NY)
4.060%, 10/01/25	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
Svenska (NY)
4.060%, 10/01/25	2,000,000	$2,000,000
		9,000,000
Total Securities Lending Reinvestments (Cost $51,070,729)		51,070,782
Total Investments—101.6% (Cost $1,316,473,730)		1,465,523,032
Other assets and liabilities (net)—(1.6)%		(23,385,139)
Net Assets—100.0%		$1,442,137,893

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2025, the market value of restricted securities was $0, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $58,566,987 and the collateral received consisted of cash in the amount of $51,070,729 and non-cash collateral with a value of $9,986,799. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Interest only security.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2025, the market value of securities pledged was $21,081,279.
(i)	The rate shown represents current yield to maturity.
(j)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $399,303.
(k)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(l)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
BHFTI-197

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$94,401,395, which is 6.5% of net assets.

Country Diversification as of September 30, 2025 (Unaudited)	% of Net Assets
United States	52.1
China	5.1
France	3.2
Japan	2.9
Germany	2.8
United Kingdom	2.7
South Korea	1.7
Spain	1.6
Taiwan	1.4
Netherlands	1.2

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	06/15/17	2,160	$5,440	$0
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/25	582	AUD	65,970,660	$(54,466)
Euro STOXX 50 Index Futures	12/19/25	4	EUR	221,640	4,621
Euro-BTP Futures	12/08/25	427	EUR	51,171,680	683,678
FTSE 100 Index Futures	12/19/25	18	GBP	1,693,350	23,760
Hang Seng Index Futures	10/30/25	173	HKD	232,788,800	565,340
S&P 500 Index E-Mini Futures	12/19/25	343	USD	115,569,562	1,593,040
TOPIX Index Futures	12/11/25	73	JPY	2,292,930,000	(8,709)
U.K. Long Gilt Bond Futures	12/29/25	585	GBP	53,141,400	130,641
U.S. Treasury Long Bond Futures	12/19/25	46	USD	5,363,313	90,081
U.S. Treasury Note 2 Year Futures	12/31/25	51	USD	10,628,320	4,824
U.S. Treasury Note 10 Year Futures	12/19/25	382	USD	42,975,000	(12,676)
U.S. Treasury Ultra Long Bond Futures	12/19/25	43	USD	5,162,688	89,584

Futures Contracts—Short
Euro-Bund Futures	12/08/25	(316)	EUR	(40,628,120)	(100,142)
Euro-Schatz Futures	12/08/25	(57)	EUR	(6,097,860)	(54)
Japanese Government Bond 10 Year Futures	12/15/25	(79)	JPY	(10,727,410,000)	556,828
MSCI Emerging Markets Index Futures	12/19/25	(80)	USD	(5,438,800)	(94,958)
Russell 2000 Index E-Mini Futures	12/19/25	(66)	USD	(8,103,150)	(130,949)
U.S. Treasury Note 5 Year Futures	12/31/25	(97)	USD	(10,591,945)	(3,841)
U.S. Treasury Note Ultra 10 Year Futures	12/19/25	(42)	USD	(4,833,281)	(13,421)
Net Unrealized Appreciation					$3,323,181
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.691%	Annually	02/29/36	USD	124,000,000	$137,542	$(77,184)	$214,726
Pay	12M SOFR	Annually	3.891%	Annually	09/10/35	USD	65,000,000	1,280,125	(40,695)	1,320,820
Pay	12M SOFR	Annually	3.902%	Annually	12/14/35	USD	100,500,000	2,003,407	—	2,003,407
Pay	12M SOFR	Annually	4.068%	Annually	06/29/35	USD	78,100,000	2,718,514	(90,417)	2,808,931
BHFTI-198

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	4.165%	Annually	06/29/35	USD	45,900,000	$1,958,836	$(44,698)	$2,003,534
Totals								$8,098,424	$(252,994)	$8,351,418
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,108,714	$8,951,653	$—	$13,060,367
Air Freight & Logistics	786,662	—	—	786,662
Automobile Components	458,771	3,352,962	—	3,811,733
Automobiles	5,470,946	2,350,317	—	7,821,263
Banks	25,004,188	33,608,554	0	58,612,742
Beverages	5,428,775	4,923,025	—	10,351,800
Biotechnology	9,482,128	—	—	9,482,128
Broadline Retail	20,591,614	3,559,771	—	24,151,385
Building Products	4,963,359	898,010	—	5,861,369
Capital Markets	15,656,419	14,470,265	—	30,126,684
Chemicals	2,731,646	4,866,709	—	7,598,355
Commercial Services & Supplies	478,391	—	—	478,391
Communications Equipment	878,034	—	—	878,034
Construction & Engineering	2,108,155	1,417,032	—	3,525,187
Construction Materials	1,043,995	—	—	1,043,995
Consumer Finance	4,729,010	—	—	4,729,010
Consumer Staples Distribution & Retail	2,159,250	3,019,137	—	5,178,387
Containers & Packaging	2,598,553	—	—	2,598,553
Diversified Telecommunication Services	2,227,559	4,803,910	—	7,031,469
Electric Utilities	8,746,584	3,430,182	—	12,176,766
Electrical Equipment	6,499,960	3,135,887	—	9,635,847
Electronic Equipment, Instruments & Components	1,875,087	5,747,064	—	7,622,151
Energy Equipment & Services	4,259,100	—	—	4,259,100
Entertainment	11,839,544	3,237,266	—	15,076,810
Financial Services	11,451,737	—	—	11,451,737
Food Products	661,754	4,793,962	—	5,455,716
Ground Transportation	2,244,721	—	—	2,244,721
Health Care Equipment & Supplies	3,579,549	3,139,535	—	6,719,084
Health Care Providers & Services	9,037,513	—	—	9,037,513
Hotel & Resort REITs	676,551	—	—	676,551
Hotels, Restaurants & Leisure	15,093,880	3,920,728	—	19,014,608
Household Durables	1,016,945	8,763,188	—	9,780,133
Household Products	663,922	42,813	—	706,735
Independent Power and Renewable Electricity Producers	775,255	—	—	775,255
Industrial Conglomerates	1,958,682	6,632,365	—	8,591,047
Industrial REITs	256,937	—	—	256,937
Insurance	6,941,833	15,741,843	—	22,683,676
Interactive Media & Services	19,202,787	5,776,275	—	24,979,062
IT Services	5,230,251	2,809,454	—	8,039,705
Life Sciences Tools & Services	2,569,417	1,832,875	—	4,402,292
Machinery	2,578,418	13,127,505	—	15,705,923
Media	782,711	—	—	782,711
Metals & Mining	—	2,033,373	—	2,033,373
Multi-Utilities	2,070,241	1,583,310	—	3,653,551
Oil, Gas & Consumable Fuels	11,419,065	4,546,019	—	15,965,084
Passenger Airlines	386,909	—	—	386,909
Personal Care Products	—	1,821,793	—	1,821,793
Pharmaceuticals	11,259,588	10,314,095	—	21,573,683
Professional Services	469,419	4,295,029	—	4,764,448
Real Estate Management & Development	651,353	1,719,470	—	2,370,823
Residential REITs	1,364,976	—	—	1,364,976
BHFTI-199

Brighthouse Funds Trust I
JPMorgan Global Active Allocation Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Retail REITs	$757,431	$—	$—	$757,431
Semiconductors & Semiconductor Equipment	36,895,949	27,475,503	—	64,371,452
Software	32,689,237	2,191,889	—	34,881,126
Specialized REITs	5,045,491	—	—	5,045,491
Specialty Retail	12,875,552	1,097,466	—	13,973,018
Technology Hardware, Storage & Peripherals	20,699,594	687,219	—	21,386,813
Textiles, Apparel & Luxury Goods	706,210	5,174,911	—	5,881,121
Tobacco	1,304,412	1,199,265	—	2,503,677
Trading Companies & Distributors	—	1,788,430	—	1,788,430
Total Common Stocks	367,444,734	234,280,059	0	601,724,793
Total Convertible Bonds*	—	272,837,806	—	272,837,806
Total Corporate Bonds & Notes*	—	166,071,023	—	166,071,023
Total Agency Sponsored Mortgage-Backed Securities*	—	43,827,719	—	43,827,719
Total U.S. Treasury & Government Agencies*	—	40,476,702	—	40,476,702
Total Investment Companies*	28,284,618	—	—	28,284,618
Total Asset-Backed Securities*	—	17,287,182	—	17,287,182
Total Convertible Preferred Stocks*	12,188,175	—	—	12,188,175
Total Non-Agency Mortgage-Backed Securities*	—	4,905,279	—	4,905,279
Total Foreign Government*	—	283,592	—	283,592
Total Municipals*	—	157,896	—	157,896
Short-Term Investments
Repurchase Agreement	—	199,119,315	—	199,119,315
Short-Term Investment Funds	29,053	—	—	29,053
U.S. Treasury	—	27,259,097	—	27,259,097
Total Short-Term Investments	29,053	226,378,412	—	226,407,465
Securities Lending Reinvestments
Short-Term Investment Funds	5,000,000	—	—	5,000,000
Certificates of Deposit	—	2,000,053	—	2,000,053
Repurchase Agreements	—	35,070,729	—	35,070,729
Time Deposits	—	9,000,000	—	9,000,000
Total Securities Lending Reinvestments	5,000,000	46,070,782	—	51,070,782
Total Investments	$412,946,580	$1,052,576,452	$0	$1,465,523,032
Collateral for Securities Loaned (Liability)	$—	$(51,070,729)	$—	$(51,070,729)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,742,397	$—	$—	$3,742,397
Futures Contracts (Unrealized Depreciation)	(419,216)	—	—	(419,216)
Total Futures Contracts	$3,323,181	$—	$—	$3,323,181
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$8,351,418	$—	$8,351,418

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTI-200

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.5%
Mercury Systems, Inc. (a)	9,559	$739,866
StandardAero, Inc. (a)	11,603	316,646
V2X, Inc. (a)	11,396	661,994
		1,718,506
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. (a)	43,975	259,453
Automobile Components — 2.1%
Adient PLC (a)	79,662	1,918,261
Dana, Inc.	68,156	1,365,846
Garrett Motion, Inc.	75,227	1,024,592
Modine Manufacturing Co. (a) (b)	10,508	1,493,817
Phinia, Inc.	20,017	1,150,577
		6,953,093
Banks — 17.3%
1st Source Corp.	3,486	214,598
Amalgamated Financial Corp.	5,632	152,909
Amerant Bancorp, Inc.	20,672	398,349
Ameris Bancorp	27,484	2,014,852
Associated Banc-Corp.	6,113	157,165
Atlantic Union Bankshares Corp. (b)	7,746	273,356
Axos Financial, Inc. (a)	13,578	1,149,378
Banc of California, Inc.	86,664	1,434,289
Bank of NT Butterfield & Son Ltd.	41,645	1,787,403
BankUnited, Inc.	24,237	924,884
BayCom Corp.	2,297	66,039
Beacon Financial Corp.	19,544	463,388
Bridgewater Bancshares, Inc. (a)	9,478	166,813
Burke & Herbert Financial Services Corp.	2,885	177,976
Business First Bancshares, Inc.	24,712	583,450
Byline Bancorp, Inc.	44,661	1,238,450
Cadence Bank	9,573	359,370
Capital City Bank Group, Inc.	4,769	199,296
Capitol Federal Financial, Inc.	46,078	292,595
Central Pacific Financial Corp.	14,227	431,647
ChoiceOne Financial Services, Inc.	3,781	109,498
CNB Financial Corp.	19,388	469,190
Community Trust Bancorp, Inc.	4,465	249,817
ConnectOne Bancorp, Inc.	56,545	1,402,881
Customers Bancorp, Inc. (a)	30,407	1,987,706
Dime Community Bancshares, Inc.	7,780	232,077
Eastern Bankshares, Inc.	109,596	1,989,167
Enterprise Financial Services Corp.	34,601	2,006,166
Equity Bancshares, Inc. - Class A	31,447	1,279,893
FB Financial Corp.	4,808	267,998
Financial Institutions, Inc.	21,712	590,566
First BanCorp	48,489	1,069,182
First Busey Corp.	5,838	135,150
First Commonwealth Financial Corp.	5,703	97,236
First Financial Bancorp	10,583	267,221
First Financial Corp.	10,722	605,150
First Interstate BancSystem, Inc. - Class A	6,305	200,940
First Merchants Corp.	30,268	1,141,104
First Mid Bancshares, Inc.	20,892	791,389
Security Description	Shares	Value
Banks—(Continued)
Hancock Whitney Corp.	18,889	$1,182,640
Hanmi Financial Corp.	23,482	579,771
HBT Financial, Inc.	2,691	67,813
Heritage Commerce Corp.	112,684	1,118,952
Hilltop Holdings, Inc.	34,350	1,147,977
Home BancShares, Inc.	11,740	332,242
HomeTrust Bancshares, Inc.	7,770	318,104
Horizon Bancorp, Inc.	22,978	367,878
Independent Bank Corp.	11,474	793,657
Mercantile Bank Corp.	14,223	640,035
Metropolitan Bank Holding Corp.	12,536	937,944
Mid Penn Bancorp, Inc.	3,129	89,615
Midland States Bancorp, Inc.	5,196	89,059
MidWestOne Financial Group, Inc.	9,447	267,256
National Bank Holdings Corp. - Class A	8,906	344,128
Northrim BanCorp, Inc.	10,782	233,538
OceanFirst Financial Corp.	64,361	1,130,823
OFG Bancorp	28,801	1,252,555
Old National Bancorp	121,793	2,673,356
Old Second Bancorp, Inc.	69,668	1,204,211
Origin Bancorp, Inc.	10,623	366,706
Orrstown Financial Services, Inc.	3,880	131,842
Pathward Financial, Inc.	16,015	1,185,270
Peapack-Gladstone Financial Corp.	10,505	289,938
Pinnacle Financial Partners, Inc.	1,273	119,395
Provident Financial Services, Inc.	9,451	182,215
QCR Holdings, Inc.	22,681	1,715,591
Renasant Corp.	20,212	745,621
Seacoast Banking Corp. of Florida	9,341	284,247
Sierra Bancorp	4,628	133,795
Simmons First National Corp. - Class A	17,470	334,900
SmartFinancial, Inc.	3,847	137,453
South Plains Financial, Inc.	26,507	1,024,496
Southern Missouri Bancorp, Inc.	3,641	191,371
Southside Bancshares, Inc.	14,615	412,874
Southstate Bank Corp.	7,822	773,361
Texas Capital Bancshares, Inc. (a)	7,342	620,619
Towne Bank	16,087	556,128
TriCo Bancshares	10,434	463,374
Trustmark Corp.	5,065	200,574
UMB Financial Corp.	12,493	1,478,547
United Bankshares, Inc.	15,114	562,392
United Community Banks, Inc.	4,004	125,525
Unity Bancorp, Inc.	1,034	50,532
Univest Financial Corp.	7,254	217,765
Veritex Holdings, Inc.	12,554	420,936
WesBanco, Inc.	25,186	804,189
Wintrust Financial Corp.	5,360	709,878
WSFS Financial Corp.	9,575	516,380
		56,906,006
Beverages — 0.1%
MGP Ingredients, Inc. (b)	15,482	374,510
Biotechnology — 4.8%
Agios Pharmaceuticals, Inc. (a)	20,233	812,153
BHFTI-201

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Akebia Therapeutics, Inc. (a)	145,841	$398,146
Akero Therapeutics, Inc. (a)	7,449	353,678
Aurinia Pharmaceuticals, Inc. (a)	38,270	422,883
Avidity Biosciences, Inc. (a)	5,917	257,804
Beam Therapeutics, Inc. (a) (b)	36,888	895,272
Biohaven Ltd. (a)	935	14,034
Celldex Therapeutics, Inc. (a)	13,936	360,524
Cidara Therapeutics, Inc. (a)	3,749	359,004
Compass Therapeutics, Inc. (a) (b)	315,258	1,103,403
CRISPR Therapeutics AG (a) (b)	27,833	1,803,857
Cytokinetics, Inc. (a)	24,523	1,347,784
Denali Therapeutics, Inc. (a)	9,425	136,851
Enanta Pharmaceuticals, Inc. (a)	18,280	218,812
Erasca, Inc. (a) (b)	194,426	423,849
GRAIL, Inc. (a)	7,397	437,385
Intellia Therapeutics, Inc. (a) (b)	18,714	323,191
ORIC Pharmaceuticals, Inc. (a) (b)	89,934	1,079,208
Praxis Precision Medicines, Inc. (a)	2,562	135,786
PTC Therapeutics, Inc. (a)	12,320	756,078
Relay Therapeutics, Inc. (a)	64,398	336,157
Sana Biotechnology, Inc. (a) (b)	229,802	815,797
Syndax Pharmaceuticals, Inc. (a)	29,825	458,858
Travere Therapeutics, Inc. (a)	28,032	669,965
Upstream Bio, Inc. (a)	2,763	51,972
Vaxcyte, Inc. (a)	29,167	1,050,595
Viridian Therapeutics, Inc. (a) (b)	35,381	763,522
		15,786,568
Broadline Retail — 0.3%
Kohl's Corp. (b)	55,482	852,758
Building Products — 2.1%
Apogee Enterprises, Inc.	15,708	684,398
Griffon Corp.	20,085	1,529,473
Masterbrand, Inc. (a)	71,290	938,889
Resideo Technologies, Inc. (a)	66,037	2,851,478
UFP Industries, Inc.	9,727	909,377
		6,913,615
Capital Markets — 0.9%
BGC Group, Inc. - Class A	40,625	384,312
Bullish (a)	11,620	739,148
DigitalBridge Group, Inc.	28,535	333,860
Marex Group PLC	13,511	454,240
StoneX Group, Inc. (a)	4,926	497,132
Virtus Investment Partners, Inc.	2,578	489,897
		2,898,589
Chemicals — 2.0%
Avient Corp.	15,919	524,531
Ecovyst, Inc. (a)	10,599	92,847
HB Fuller Co.	30,441	1,804,542
Innospec, Inc.	9,061	699,147
Mativ Holdings, Inc.	72,770	823,029
Minerals Technologies, Inc.	5,233	325,074
Perimeter Solutions, Inc. (a)	72,618	1,625,917
Security Description	Shares	Value
Chemicals—(Continued)
Quaker Chemical Corp.	5,545	$730,554
		6,625,641
Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	31,388	1,447,615
ACCO Brands Corp.	20,960	83,630
Healthcare Services Group, Inc. (a)	45,260	761,726
MillerKnoll, Inc.	33,202	589,003
OPENLANE, Inc. (a)	10,747	309,299
Steelcase, Inc. - Class A	50,521	868,961
		4,060,234
Communications Equipment — 0.5%
NETGEAR, Inc. (a)	30,991	1,003,798
Viasat, Inc. (a)	25,843	757,200
		1,760,998
Construction & Engineering — 2.2%
API Group Corp. (a)	14,955	514,004
Arcosa, Inc.	11,218	1,051,239
Fluor Corp. (a)	19,618	825,329
MYR Group, Inc. (a)	8,287	1,723,945
Primoris Services Corp.	12,010	1,649,333
Tutor Perini Corp. (a)	22,302	1,462,788
		7,226,638
Consumer Finance — 1.2%
Encore Capital Group, Inc. (a)	7,236	302,031
Enova International, Inc. (a)	11,296	1,300,056
LendingClub Corp. (a)	23,475	356,585
Navient Corp.	37,619	494,690
Nelnet, Inc. - Class A	4,234	530,859
PROG Holdings, Inc.	27,638	894,366
		3,878,587
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc.	7,878	313,623
Containers & Packaging — 0.6%
Greif, Inc. - Class A	16,700	997,992
O-I Glass, Inc. (a)	67,017	869,211
		1,867,203
Distributors — 0.2%
GigaCloud Technology, Inc. - Class A (a)	28,040	796,336
Diversified Consumer Services — 0.8%
Laureate Education, Inc. (a)	30,909	974,870
McGraw Hill, Inc. (a)	88,866	1,115,268
Perdoceo Education Corp.	14,112	531,458
		2,621,596
Diversified REITs — 1.8%
Alexander & Baldwin, Inc.	73,015	1,328,143
American Assets Trust, Inc.	25,095	509,930
BHFTI-202

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified REITs—(Continued)
Armada Hoffler Properties, Inc.	5,276	$36,985
Broadstone Net Lease, Inc.	108,703	1,942,523
Essential Properties Realty Trust, Inc.	67,934	2,021,716
		5,839,297
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc. (a)	25,262	154,603
Electric Utilities — 2.1%
Genie Energy Ltd. - Class B	4,958	74,122
IDACORP, Inc.	11,683	1,543,909
Oklo, Inc. (a) (b)	13,192	1,472,623
Otter Tail Corp.	21,899	1,795,061
Portland General Electric Co.	42,524	1,871,056
		6,756,771
Electrical Equipment — 1.2%
Atkore, Inc.	17,125	1,074,423
EnerSys	15,314	1,729,869
Sunrun, Inc. (a)	49,464	855,233
Thermon Group Holdings, Inc. (a)	12,307	328,843
		3,988,368
Electronic Equipment, Instruments & Components — 3.1%
Benchmark Electronics, Inc.	16,557	638,272
CTS Corp.	3,187	127,289
Daktronics, Inc. (a) (b)	34,526	722,284
Kimball Electronics, Inc. (a)	16,892	504,395
Knowles Corp. (a)	89,450	2,085,080
nLight, Inc. (a)	7,655	226,818
Plexus Corp. (a)	4,452	644,160
Sanmina Corp. (a)	24,882	2,864,167
TTM Technologies, Inc. (a)	23,899	1,376,582
Vishay Intertechnology, Inc.	27,203	416,206
Vishay Precision Group, Inc. (a)	18,702	599,399
		10,204,652
Energy Equipment & Services — 1.8%
Bristow Group, Inc. (a)	17,985	648,899
DMC Global, Inc. (a)	13,452	113,669
Forum Energy Technologies, Inc. (a)	20,713	553,244
Helix Energy Solutions Group, Inc. (a)	14,529	95,310
Liberty Energy, Inc.	93,324	1,151,618
Mammoth Energy Services, Inc. (a)	28,586	65,462
Noble Corp. PLC (b)	10,173	287,693
Oceaneering International, Inc. (a)	8,219	203,667
Oil States International, Inc. (a)	86,090	521,705
Patterson-UTI Energy, Inc.	57,550	298,109
ProPetro Holding Corp. (a)	75,856	397,486
Ranger Energy Services, Inc. - Class A	34,308	481,684
Transocean Ltd. (a)	294,886	920,044
Valaris Ltd. (a)	6,427	313,445
		6,052,035
Security Description	Shares	Value
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. - Class A (a) (b)	122,570	$355,453
Cinemark Holdings, Inc. (b)	5,068	142,005
Sphere Entertainment Co. (a)	6,598	409,868
		907,326
Financial Services — 3.8%
Banco Latinoamericano de Comercio Exterior SA	13,248	609,011
Burford Capital Ltd.	40,851	488,578
Compass Diversified Holdings	6,910	45,744
Enact Holdings, Inc.	15,148	580,774
Essent Group Ltd.	28,013	1,780,506
HA Sustainable Infrastructure Capital, Inc. (b)	30,374	932,482
Jackson Financial, Inc. - Class A	21,833	2,210,155
Merchants Bancorp	10,228	325,250
Mr. Cooper Group, Inc.	3,642	767,697
NMI Holdings, Inc. (a)	25,514	978,207
PennyMac Financial Services, Inc. (b)	10,633	1,317,216
Radian Group, Inc.	38,398	1,390,776
Walker & Dunlop, Inc.	13,429	1,122,933
		12,549,329
Food Products — 0.6%
Cal-Maine Foods, Inc.	2,979	280,324
Dole PLC	61,844	831,184
Fresh Del Monte Produce, Inc.	15,124	525,105
TreeHouse Foods, Inc. (a)	12,068	243,894
		1,880,507
Gas Utilities — 1.9%
Chesapeake Utilities Corp.	6,664	897,574
New Jersey Resources Corp.	33,492	1,612,640
Southwest Gas Holdings, Inc.	41,096	3,219,461
Spire, Inc.	8,247	672,295
		6,401,970
Ground Transportation — 0.2%
ArcBest Corp.	7,782	543,728
Health Care Equipment & Supplies — 1.2%
Alphatec Holdings, Inc. (a)	58,074	844,396
Beta Bionics, Inc. (a) (b)	30,854	613,069
Embecta Corp.	10,462	147,619
Omnicell, Inc. (a)	42,275	1,287,274
OraSure Technologies, Inc. (a)	52,638	168,968
Orthofix Medical, Inc. (a)	33,042	483,735
Varex Imaging Corp. (a)	34,866	432,338
		3,977,399
Health Care Providers & Services — 0.6%
Enhabit, Inc. (a)	41,030	328,651
Fulgent Genetics, Inc. (a)	5,542	125,249
Pediatrix Medical Group, Inc. (a)	82,867	1,388,022
		1,841,922
BHFTI-203

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care REITs — 0.8%
American Healthcare REIT, Inc.	1,796	$75,450
CareTrust REIT, Inc.	49,458	1,715,203
Community Healthcare Trust, Inc.	7,201	110,175
Sabra Health Care REIT, Inc.	45,443	847,058
		2,747,886
Health Care Technology — 0.0%
Health Catalyst, Inc. (a) (b)	39,564	112,757
Hotel & Resort REITs — 1.3%
Chatham Lodging Trust	95,273	639,282
DiamondRock Hospitality Co.	131,285	1,045,029
RLJ Lodging Trust	32,945	237,204
Ryman Hospitality Properties, Inc.	9,216	825,661
Xenia Hotels & Resorts, Inc.	104,670	1,436,072
		4,183,248
Hotels, Restaurants & Leisure — 1.2%
Biglari Holdings, Inc. - Class B (a)	2,749	889,714
BJ's Restaurants, Inc. (a)	7,791	237,859
Black Rock Coffee Bar, Inc. - Class A (a)	2,352	56,119
Brightstar Lottery PLC (b)	62,141	1,071,932
Jack in the Box, Inc. (b)	23,877	472,048
Marriott Vacations Worldwide Corp. (b)	11,754	782,346
United Parks & Resorts, Inc. (a)	6,628	342,668
		3,852,686
Household Durables — 2.8%
Beazer Homes USA, Inc. (a)	12,292	301,769
Century Communities, Inc. (b)	9,459	599,417
Green Brick Partners, Inc. (a) (b)	8,531	630,100
KB Home	21,127	1,344,522
LGI Homes, Inc. (a)	2,543	131,498
M/I Homes, Inc. (a)	10,910	1,575,840
Meritage Homes Corp.	13,472	975,777
Taylor Morrison Home Corp. (a)	28,740	1,897,127
Tri Pointe Homes, Inc. (a)	53,815	1,828,096
		9,284,146
Household Products — 0.2%
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	22,775	672,546
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. - Class A	19,174	516,356
Clearway Energy, Inc. - Class C	4,127	116,588
		632,944
Industrial REITs — 0.5%
LXP Industrial Trust	136,737	1,225,163
Plymouth Industrial REIT, Inc.	24,038	536,769
		1,761,932
Insurance — 1.3%
CNO Financial Group, Inc.	41,303	1,633,534
Fidelis Insurance Holdings Ltd.	35,497	644,271
Security Description	Shares	Value
Insurance—(Continued)
Hamilton Insurance Group Ltd. - Class B (a)	28,233	$700,178
Heritage Insurance Holdings, Inc. (a)	4,869	122,601
RLI Corp.	4,945	322,513
Safety Insurance Group, Inc.	6,422	453,971
Selective Insurance Group, Inc.	2,040	165,383
SiriusPoint Ltd. (a)	12,961	234,464
		4,276,915
Interactive Media & Services — 0.1%
Cars.com, Inc. (a)	24,402	298,193
QuinStreet, Inc. (a)	4,969	76,870
Shutterstock, Inc.	3,848	80,231
		455,294
IT Services — 0.6%
ASGN, Inc. (a)	12,571	595,237
BigBear.ai Holdings, Inc. (a) (b)	154,349	1,006,356
Unisys Corp. (a)	88,466	345,017
		1,946,610
Leisure Products — 0.8%
Funko, Inc. - Class A (a)	75,993	261,416
MasterCraft Boat Holdings, Inc. (a)	14,127	303,165
Peloton Interactive, Inc. - Class A (a) (b)	103,287	929,583
Polaris, Inc. (b)	10,800	627,804
Topgolf Callaway Brands Corp. (a)	49,727	472,407
		2,594,375
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. - Class A (a)	68,666	802,705
Cytek Biosciences, Inc. (a) (b)	51,119	177,383
Fortrea Holdings, Inc. (a)	44,611	375,625
		1,355,713
Machinery — 1.0%
Blue Bird Corp. (a)	9,799	563,932
Hillenbrand, Inc.	17,520	473,741
Hillman Solutions Corp. (a)	73,024	670,360
Mueller Industries, Inc.	8,010	809,891
Terex Corp.	14,060	721,278
Worthington Enterprises, Inc.	1,338	74,246
		3,313,448
Marine Transportation — 0.6%
Costamare Bulkers Holdings Ltd. (a)	4,294	61,705
Costamare, Inc.	80,063	953,550
Matson, Inc. (b)	6,682	658,778
Safe Bulkers, Inc.	37,615	167,011
		1,841,044
Media — 1.4%
AMC Networks, Inc. - Class A (a)	16,151	133,084
EchoStar Corp. - Class A (a)	31,294	2,389,610
Gray Media, Inc.	30,630	177,041
John Wiley & Sons, Inc. - Class A	18,815	761,443
BHFTI-204

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Media—(Continued)
Scholastic Corp.	20,995	$574,843
Stagwell, Inc. (a)	81,314	457,798
		4,493,819
Metals & Mining — 3.3%
Coeur Mining, Inc. (a)	135,230	2,536,915
Commercial Metals Co.	33,777	1,934,747
Constellium SE (a)	95,638	1,423,093
Hecla Mining Co.	147,598	1,785,936
Materion Corp.	9,249	1,117,372
SSR Mining, Inc. (a)	34,865	851,403
SunCoke Energy, Inc.	19,803	161,592
Warrior Met Coal, Inc.	15,422	981,456
		10,792,514
Mortgage Real Estate Investment Trusts — 1.3%
Adamas Trust, Inc.	39,655	276,395
Apollo Commercial Real Estate Finance, Inc.	33,352	337,856
BrightSpire Capital, Inc.	146,872	797,515
KKR Real Estate Finance Trust, Inc.	31,786	286,074
Ladder Capital Corp.	187,726	2,048,091
Redwood Trust, Inc. (b)	20,583	119,176
TPG RE Finance Trust, Inc.	49,072	420,056
		4,285,163
Multi-Utilities — 1.1%
Avista Corp.	4,132	156,231
Black Hills Corp.	24,060	1,481,855
Northwestern Energy Group, Inc.	7,577	444,088
Unitil Corp.	29,649	1,419,001
		3,501,175
Office REITs — 1.7%
City Office REIT, Inc.	16,722	116,385
COPT Defense Properties	72,542	2,108,070
Empire State Realty Trust, Inc. - Class A	89,765	687,600
Paramount Group, Inc. (a)	45,976	300,683
Piedmont Realty Trust, Inc. - Class A	120,004	1,080,036
Postal Realty Trust, Inc. - Class A	16,027	251,464
SL Green Realty Corp. (b)	15,738	941,290
		5,485,528
Oil, Gas & Consumable Fuels — 4.8%
Berry Corp.	98,993	374,194
California Resources Corp.	5,658	300,892
Centrus Energy Corp. - Class A (a) (b)	788	244,335
Chord Energy Corp.	4,097	407,119
Clean Energy Fuels Corp. (a)	210,792	543,843
CNX Resources Corp. (a)	23,283	747,850
Core Natural Resources, Inc.	6,603	551,218
Energy Fuels, Inc. (a)	56,361	865,141
Excelerate Energy, Inc. - Class A	19,085	480,751
Gulfport Energy Corp. (a)	5,026	909,605
International Seaways, Inc.	11,101	511,534
Magnolia Oil & Gas Corp. - Class A	12,781	305,082
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Matador Resources Co.	17,907	$804,562
Murphy Oil Corp.	18,019	511,920
New Fortress Energy, Inc. (a) (b)	62,961	139,144
Ovintiv, Inc.	17,620	711,496
Par Pacific Holdings, Inc. (a)	36,350	1,287,517
PBF Energy, Inc. - Class A	19,498	588,255
Peabody Energy Corp.	70,288	1,864,038
Scorpio Tankers, Inc.	4,592	257,382
SM Energy Co.	13,527	337,769
Teekay Corp. Ltd.	70,081	573,263
Teekay Tankers Ltd. - Class A	37,163	1,878,590
World Kinect Corp. (b)	22,180	575,571
		15,771,071
Passenger Airlines — 0.5%
SkyWest, Inc. (a)	15,184	1,527,814
Personal Care Products — 0.2%
BellRing Brands, Inc. (a)	5,898	214,392
Nature's Sunshine Products, Inc. (a)	18,442	286,220
		500,612
Pharmaceuticals — 0.5%
Alumis, Inc. (a) (b)	39,314	156,863
Atea Pharmaceuticals, Inc. (a)	43,258	125,448
Nuvation Bio, Inc. (a) (b)	91,396	338,165
Prestige Consumer Healthcare, Inc. (a)	8,516	531,398
WaVe Life Sciences Ltd. (a) (b)	54,564	399,409
		1,551,283
Professional Services — 0.6%
Alight, Inc. - Class A	21,810	71,101
Barrett Business Services, Inc.	6,639	294,240
Heidrick & Struggles International, Inc.	17,320	862,016
IBEX Holdings Ltd. (a)	9,694	392,801
Kelly Services, Inc. - Class A	23,213	304,555
		1,924,713
Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC (a)	33,381	531,426
Newmark Group, Inc. - Class A	62,351	1,162,846
RE/MAX Holdings, Inc. - Class A (a)	32,315	304,730
		1,999,002
Residential REITs — 0.4%
Independence Realty Trust, Inc. (b)	56,002	917,873
UMH Properties, Inc.	10,080	149,688
Veris Residential, Inc.	17,075	259,540
		1,327,101
Retail REITs — 1.7%
Agree Realty Corp.	1,611	114,446
Curbline Properties Corp.	33,110	738,353
Getty Realty Corp. (b)	7,251	194,544
InvenTrust Properties Corp.	28,138	805,310
BHFTI-205

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Retail REITs—(Continued)
Kite Realty Group Trust (b)	61,691	$1,375,709
Macerich Co.	25,325	460,915
NETSTREIT Corp.	13,883	250,727
Phillips Edison & Co., Inc.	41,783	1,434,410
Tanger, Inc.	4,200	142,128
		5,516,542
Semiconductors & Semiconductor Equipment — 1.1%
Ambarella, Inc. (a)	4,967	409,877
Diodes, Inc. (a)	20,981	1,116,399
Ichor Holdings Ltd. (a)	5,497	96,307
Navitas Semiconductor Corp. (a) (b)	78,241	564,900
Penguin Solutions, Inc. (a) (b)	38,532	1,012,621
Veeco Instruments, Inc. (a)	14,026	426,811
		3,626,915
Software — 3.6%
Adeia, Inc.	62,641	1,052,369
Cerence, Inc. (a)	15,184	189,193
Cipher Mining, Inc. (a)	65,466	824,217
Consensus Cloud Solutions, Inc. (a)	13,320	391,208
Digital Turbine, Inc. (a)	43,954	281,306
D-Wave Quantum, Inc. (a) (b)	31,256	772,336
Hut 8 Corp. (a)	22,106	769,510
LiveRamp Holdings, Inc. (a)	38,547	1,046,165
MARA Holdings, Inc. (a) (b)	107,345	1,960,120
NCR Voyix Corp. (a)	37,153	466,270
ON24, Inc. (a)	60,906	348,382
OneSpan, Inc.	36,479	579,651
Porch Group, Inc. (a)	20,912	350,903
Riot Platforms, Inc. (a) (b)	85,862	1,633,954
Verint Systems, Inc. (a)	21,704	439,506
Xperi, Inc. (a)	90,493	586,395
		11,691,485
Specialized REITs — 0.9%
Four Corners Property Trust, Inc. (b)	10,914	266,302
Outfront Media, Inc.	17,172	314,591
PotlatchDeltic Corp.	50,638	2,063,498
Smartstop Self Storage REIT, Inc. (b)	10,948	412,083
		3,056,474
Specialty Retail — 3.1%
Advance Auto Parts, Inc. (b)	11,517	707,144
American Eagle Outfitters, Inc.	49,352	844,413
Asbury Automotive Group, Inc. (a)	4,316	1,055,046
Buckle, Inc.	8,969	526,121
EVgo, Inc. (a)	59,113	279,604
Genesco, Inc. (a)	14,117	409,252
Group 1 Automotive, Inc.	1,166	510,137
National Vision Holdings, Inc. (a)	16,245	474,192
RealReal, Inc. (a) (b)	70,792	752,519
Signet Jewelers Ltd.	26,025	2,496,318
Sonic Automotive, Inc. - Class A	5,925	450,833
Urban Outfitters, Inc. (a)	13,738	981,305
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Victoria's Secret & Co. (a)	23,684	$642,784
		10,129,668
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd. (a)	42,270	842,018
Trading Companies & Distributors — 2.0%
BlueLinx Holdings, Inc. (a)	3,145	229,837
Boise Cascade Co.	11,872	917,943
DNOW, Inc. (a)	75,469	1,150,902
GATX Corp.	4,756	831,349
Hudson Technologies, Inc. (a)	16,910	167,916
MRC Global, Inc. (a)	54,866	791,168
Rush Enterprises, Inc. - Class A	20,876	1,116,240
WESCO International, Inc.	6,279	1,328,008
		6,533,363
Water Utilities — 0.7%
American States Water Co.	5,550	406,926
Consolidated Water Co. Ltd.	56,848	2,005,597
		2,412,523
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	12,632	217,902
Telephone & Data Systems, Inc.	10,033	393,695
		611,597
Total Common Stocks (Cost $283,089,573)		319,523,785

Rights—0.0%
Biotechnology — 0.0%
iTeos Therapeutics, Inc. (a) (c) (d) (Cost $10,055)	97,620	9,762

Short-Term Investments—0.5%
Repurchase Agreement—0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $1,546,158; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $1,577,131	1,546,029	1,546,029
Total Short-Term Investments (Cost $1,546,029)		1,546,029

Securities Lending Reinvestments (e)—2.4%
Short-Term Investment Funds—1.5%
Allspring Government Money Market Fund, Select Class 4.070% (f)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (f)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (f)	1,000,000	1,000,000
BHFTI-206

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (f)	1,000,000	$1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (f)	1,000,000	1,000,000
		5,000,000

Repurchase Agreements—0.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $1,000,117; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $100,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $102,000	100,000	100,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $686,078; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $699,718	685,999	685,999
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $100,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $102,000	100,000	100,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,000,116; collateralized by various Common Stock with an aggregate market value of $1,100,128	1,000,000	1,000,000
		2,885,999
Total Securities Lending Reinvestments (Cost $7,885,999)		7,885,999
Total Investments—100.3% (Cost $292,531,656)		328,965,575
Other assets and liabilities (net)—(0.3)%		(978,740)
Net Assets—100.0%		$327,986,835

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $18,354,437 and the collateral received consisted of cash in the amount of
$7,885,999 and non-cash collateral with a value of $11,434,543. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
BHFTI-207

Brighthouse Funds Trust I
JPMorgan Small Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	12/19/25	67	USD	8,225,925	$59,403
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$319,523,785	$—	$—	$319,523,785
Total Rights*	—	—	9,762	9,762
Total Short-Term Investments*	—	1,546,029	—	1,546,029
Securities Lending Reinvestments
Short-Term Investment Funds	5,000,000	—	—	5,000,000
Repurchase Agreements	—	2,885,999	—	2,885,999
Total Securities Lending Reinvestments	5,000,000	2,885,999	—	7,885,999
Total Investments	$324,523,785	$4,432,028	$9,762	$328,965,575
Collateral for Securities Loaned (Liability)	$—	$(7,885,999)	$—	$(7,885,999)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$59,403	$—	$—	$59,403

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTI-208

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—68.0% of Net Assets

Security Description	Shares	Value

Banks — 2.1%
JPMorgan Chase & Co.	24,782	$7,816,986
Broadline Retail — 3.3%
Amazon.com, Inc. (a)	56,239	12,348,397
Building Products — 2.2%
Builders FirstSource, Inc. (a) (b)	19,444	2,357,585
Trane Technologies PLC	14,027	5,918,833
		8,276,418
Capital Markets — 8.9%
Blackrock, Inc.	9,524	11,103,746
Goldman Sachs Group, Inc.	8,834	7,034,956
London Stock Exchange Group PLC	35,642	4,092,844
S&P Global, Inc.	22,517	10,959,249
		33,190,795
Chemicals — 2.0%
Linde PLC	15,900	7,552,500
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	7,135	6,604,370
Electrical Equipment — 1.7%
Schneider Electric SE	22,628	6,388,009
Electronic Equipment, Instruments & Components — 1.7%
Halma PLC	134,898	6,261,377
Financial Services — 3.0%
Mastercard, Inc. - Class A	19,536	11,112,272
Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc.	5,829	2,012,754
Hotels, Restaurants & Leisure — 3.5%
Airbnb, Inc. - Class A (a)	39,392	4,782,977
Hilton Worldwide Holdings, Inc.	31,083	8,064,173
		12,847,150
Insurance — 0.4%
Progressive Corp.	5,691	1,405,393
Interactive Media & Services — 2.6%
Alphabet, Inc. - Class A	40,069	9,740,774
IT Services — 3.3%
CGI, Inc.	61,400	5,468,955
Nomura Research Institute Ltd.	175,500	6,731,420
		12,200,375
Life Sciences Tools & Services — 3.5%
Danaher Corp.	27,901	5,531,652
Mettler-Toledo International, Inc. (a)	5,931	7,280,955
		12,812,607
Security Description	Shares/ Principal Amount*	Value
Machinery — 7.0%
Atlas Copco AB - A Shares	484,830	$8,255,763
Cummins, Inc.	18,253	7,709,520
Parker-Hannifin Corp. (b)	13,424	10,177,406
		26,142,689
Semiconductors & Semiconductor Equipment — 12.1%
ASML Holding NV	10,885	10,612,465
KLA Corp.	4,756	5,129,822
NVIDIA Corp.	97,923	18,270,473
Taiwan Semiconductor Manufacturing Co. Ltd.	256,000	11,137,115
		45,149,875
Software — 2.7%
Adobe, Inc. (a)	3,242	1,143,616
Roper Technologies, Inc.	14,906	7,433,473
Salesforce, Inc.	6,878	1,630,086
		10,207,175
Specialty Retail — 5.0%
Home Depot, Inc.	23,412	9,486,308
O'Reilly Automotive, Inc. (a)	84,005	9,056,579
		18,542,887
Textiles, Apparel & Luxury Goods — 0.7%
LVMH Moet Hennessy Louis Vuitton SE	3,969	2,428,568
Total Common Stocks (Cost $168,687,856)		253,041,371

Corporate Bonds & Notes—18.7%
Aerospace/Defense — 0.7%
Boeing Co.
3.625%, 02/01/31	160,000	153,247
5.150%, 05/01/30	120,000	123,139
5.705%, 05/01/40	125,000	127,548
5.805%, 05/01/50	495,000	494,536
6.528%, 05/01/34	855,000	945,173
6.858%, 05/01/54	510,000	581,759
TransDigm, Inc.
6.750%, 08/15/28 (144A)	30,000	30,572
		2,455,974
Airlines — 0.1%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	147,568	139,731
4.125%, 06/15/29 (144A)	99,007	96,357
American Airlines Pass-Through Trust
3.750%, 04/15/27	84,281	84,211
United Airlines Pass-Through Trust
3.650%, 04/07/27	35,764	35,753
		356,052
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
3.750%, 01/30/31 (144A)	45,000	41,575
BHFTI-209

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Auto Manufacturers—(Continued)
Allison Transmission, Inc.
4.750%, 10/01/27 (144A)	105,000	$104,284
American Honda Finance Corp.
5.150%, 07/09/32	115,000	117,831
Hyundai Capital America
5.400%, 06/24/31 (144A)	40,000	41,199
6.375%, 04/08/30 (144A)	175,000	186,933
		491,822
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
1.600%, 09/15/28 (EUR)	100,000	114,348
ZF North America Capital, Inc.
6.875%, 04/14/28 (144A)	150,000	152,075
6.875%, 04/23/32 (144A)	150,000	143,611
		410,034
Banks — 1.6%
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (c)	305,000	323,769
Banco de Chile
2.990%, 12/09/31 (144A)	200,000	182,569
Banco Santander Chile
3.177%, 10/26/31 (144A)	250,000	232,500
Banco Santander SA
1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	195,164
6.938%, 11/07/33	200,000	228,860
Bank of America Corp.
2.482%, 5Y H15 + 1.200%, 09/21/36 (c)	162,000	140,644
3.846%, 5Y H15 + 2.000%, 03/08/37 (b) (c)	275,000	256,929
Credit Agricole SA
5.862%, SOFR + 1.740%, 01/09/36 (144A) (c)	250,000	262,834
Danske Bank AS
4.750%, 1Y EUR Swap + 1.700%, 06/21/30 (EUR) (c)	280,000	349,608
Deutsche Bank AG
2.552%, SOFR + 1.318%, 01/07/28 (c)	170,000	166,275
DNB Bank ASA
1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	402,841
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A)	315,000	346,727
JPMorgan Chase & Co.
6.500%, 5Y H15 + 2.152%, 04/01/30 (c)	800,000	828,107
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36 (c)	510,000	443,000
Sumitomo Mitsui Financial Group, Inc.
5.766%, 01/13/33 (b)	200,000	213,716
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	510,000	471,937
9.016%, SOFR + 5.020%, 11/15/33 (144A) (c)	250,000	313,217
UniCredit SpA
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	347,081
Westpac Banking Corp.
1.953%, 11/20/28	400,000	376,674
		6,082,452
Security Description	Principal Amount*	Value
Beverages — 0.1%
Anheuser-Busch InBev SA
3.700%, 04/02/40 (EUR)	300,000	$342,002
Diageo Capital PLC
2.125%, 04/29/32	200,000	173,012
		515,014
Building Materials — 0.2%
Cemex SAB de CV
3.875%, 07/11/31 (144A)	315,000	298,950
JH North America Holdings, Inc.
5.875%, 01/31/31 (144A)	75,000	76,149
6.125%, 07/31/32 (144A)	105,000	107,549
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A)	330,000	341,828
		824,476
Chemicals — 0.3%
Albemarle Corp.
5.050%, 06/01/32	200,000	197,454
Ashland, Inc.
3.375%, 09/01/31 (144A) (b)	55,000	48,717
OCP SA
6.750%, 05/02/34 (144A)	450,000	489,185
Sociedad Quimica y Minera de Chile SA
5.500%, 09/10/34 (144A)	200,000	202,000
6.500%, 11/07/33 (144A)	200,000	215,966
Solstice Advanced Materials, Inc.
5.625%, 09/30/33 (144A)	96,000	96,317
		1,249,639
Commercial Services — 0.3%
Block, Inc.
3.500%, 06/01/31 (b)	415,000	386,209
TriNet Group, Inc.
3.500%, 03/01/29 (144A)	415,000	388,163
United Rentals North America, Inc.
3.750%, 01/15/32	225,000	208,436
6.125%, 03/15/34 (144A)	140,000	145,575
		1,128,383
Computers — 0.0%
Seagate Data Storage Technology Pte. Ltd.
4.091%, 06/01/29 (144A)	155,000	149,951
9.625%, 12/01/32 (144A)	7,650	8,665
		158,616
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32	260,000	239,432
Blue Owl Finance LLC
6.250%, 04/18/34	175,000	183,527
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340%, 01/30/32	175,000	152,874
Brookfield Finance, Inc.
3.900%, 01/25/28	185,000	183,679
BHFTI-210

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Freedom Mortgage Holdings LLC
7.875%, 04/01/33 (144A)	80,000	$82,414
8.375%, 04/01/32 (144A) (b)	65,000	68,130
9.125%, 05/15/31 (144A)	35,000	37,224
Jefferies Financial Group, Inc.
6.200%, 04/14/34 (b)	235,000	249,851
Macquarie Airfinance Holdings Ltd.
6.400%, 03/26/29 (144A)	10,000	10,531
6.500%, 03/26/31 (144A)	15,000	16,068
Nomura Holdings, Inc.
2.710%, 01/22/29	245,000	232,796
Power Finance Corp. Ltd.
3.950%, 04/23/30 (144A)	200,000	194,987
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.875%, 03/01/31 (144A) (b)	515,000	480,930
4.000%, 10/15/33 (144A) (b)	225,000	205,489
		2,337,932
Electric — 0.5%
Colbun SA
5.375%, 09/11/35 (144A)	200,000	199,680
EDP Finance BV
1.710%, 01/24/28 (144A)	205,000	193,413
Electricite de France SA
4.875%, 09/21/38 (144A)	200,000	188,604
Empresas Publicas de Medellin ESP
4.250%, 07/18/29 (144A)	200,000	189,626
Enel Chile SA
4.875%, 06/12/28	110,000	111,765
Engie Energia Chile SA
3.400%, 01/28/30	305,000	287,452
6.375%, 04/17/34 (144A)	200,000	213,501
Engie SA
1.250%, 10/24/41 (EUR)	200,000	152,651
Israel Electric Corp. Ltd.
3.750%, 02/22/32 (144A)	200,000	184,999
Orsted AS
2.125%, 05/17/27 (GBP)	215,000	277,003
		1,998,694
Electronics — 0.1%
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	275,000	253,792
4.375%, 02/15/30 (144A)	80,000	77,212
TD SYNNEX Corp.
6.100%, 04/12/34	95,000	100,996
		432,000
Engineering & Construction — 0.3%
Cellnex Telecom SA
1.750%, 10/23/30 (EUR)	400,000	438,090
IHS Holding Ltd.
7.875%, 05/29/30 (144A)	280,000	289,330
TopBuild Corp.
4.125%, 02/15/32 (144A)	40,000	37,498
Security Description	Principal Amount*	Value
Engineering & Construction—(Continued)
TopBuild Corp.
5.625%, 01/31/34 (144A)	175,000	$174,364
		939,282
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (b)	976,000	894,260
5.050%, 03/15/42	30,000	23,950
		918,210
Environmental Control — 0.0%
GFL Environmental, Inc.
4.375%, 08/15/29 (144A)	65,000	63,415
6.750%, 01/15/31 (144A)	25,000	26,160
		89,575
Food — 0.4%
Fonterra Co-Operative Group Ltd.
3.750%, 06/16/26 (AUD)	400,000	263,772
4.000%, 11/02/27 (AUD)	100,000	65,926
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750%, 12/01/31	85,000	80,299
6.750%, 03/15/34	245,000	270,848
Lamb Weston Holdings, Inc.
4.875%, 05/15/28 (144A)	30,000	29,891
Pilgrim's Pride Corp.
3.500%, 03/01/32	450,000	411,902
4.250%, 04/15/31	40,000	38,662
Post Holdings, Inc.
4.500%, 09/15/31 (144A)	220,000	205,535
		1,366,835
Forest Products & Paper — 0.1%
Suzano Austria GmbH
2.500%, 09/15/28	255,000	241,165
3.125%, 01/15/32 (b)	125,000	112,167
3.750%, 01/15/31 (b)	60,000	56,763
Suzano Netherlands BV
5.500%, 01/15/36	145,000	145,145
		555,240
Gas — 0.4%
Naturgy Finance Iberia SA
1.500%, 01/29/28 (EUR)	200,000	229,250
Venture Global Plaquemines LNG LLC
6.500%, 01/15/34 (144A)	565,000	594,751
6.750%, 01/15/36 (144A)	145,000	154,016
7.500%, 05/01/33 (144A)	230,000	254,152
7.750%, 05/01/35 (144A)	65,000	73,366
		1,305,535
Healthcare-Products — 0.1%
Avantor Funding, Inc.
4.625%, 07/15/28 (144A)	60,000	59,019
BHFTI-211

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Healthcare-Products—(Continued)
DH Europe Finance II SARL
0.750%, 09/18/31 (EUR)	140,000	$144,050
Hologic, Inc.
3.250%, 02/15/29 (144A)	160,000	154,495
		357,564
Healthcare-Services — 0.3%
Centene Corp.
2.500%, 03/01/31	275,000	236,889
2.625%, 08/01/31	5,000	4,295
3.000%, 10/15/30	185,000	165,304
HCA, Inc.
5.125%, 06/15/39	350,000	337,247
Molina Healthcare, Inc.
3.875%, 11/15/30 (144A)	40,000	37,015
3.875%, 05/15/32 (144A)	105,000	95,280
4.375%, 06/15/28 (144A)	60,000	58,515
		934,545
Holding Companies-Diversified — 0.1%
CK Hutchison International 19 Ltd.
3.625%, 04/11/29 (144A)	225,000	220,285
Home Furnishings — 0.0%
Whirlpool Corp.
6.125%, 06/15/30	25,000	25,196
6.500%, 06/15/33	30,000	29,938
		55,134
Household Products/Wares — 0.0%
Kimberly-Clark de Mexico SAB de CV
2.431%, 07/01/31	200,000	181,591
Insurance — 0.3%
AIA Group Ltd.
3.600%, 04/09/29	200,000	196,859
3.900%, 04/06/28 (144A)	260,000	259,037
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000%, 01/15/31 (144A)	255,000	263,473
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.500%, 07/15/33 (144A)	155,000	158,665
Ryan Specialty LLC
5.875%, 08/01/32 (144A) (b)	235,000	237,629
		1,115,663
Internet — 0.2%
Alibaba Group Holding Ltd.
3.400%, 12/06/27	240,000	237,066
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, 03/01/29 (144A)	410,000	388,465
5.250%, 12/01/27 (144A)	85,000	84,850
		710,381
Security Description	Principal Amount*	Value
Iron/Steel — 0.0%
ArcelorMittal SA
6.750%, 03/01/41	95,000	$103,117
Mineral Resources Ltd.
8.000%, 11/01/27 (144A)	10,000	10,193
9.250%, 10/01/28 (144A)	15,000	15,717
		129,027
Leisure Time — 0.6%
Carnival Corp.
5.750%, 03/15/30 (144A)	155,000	158,253
5.750%, 08/01/32 (144A)	35,000	35,619
6.125%, 02/15/33 (144A)	390,000	399,764
NCL Corp. Ltd.
6.750%, 02/01/32 (144A)	260,000	267,392
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26 (144A)	365,000	364,715
5.500%, 04/01/28 (144A)	450,000	458,758
5.625%, 09/30/31 (144A)	440,000	448,659
6.250%, 03/15/32 (144A)	50,000	51,621
		2,184,781
Lodging — 0.3%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32 (144A)	655,000	599,394
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, 07/01/31 (144A)	70,000	65,327
6.625%, 01/15/32 (144A)	70,000	71,096
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29 (144A)	155,000	149,567
Travel & Leisure Co.
4.500%, 12/01/29 (144A)	75,000	72,459
4.625%, 03/01/30 (144A) (b)	175,000	168,677
6.125%, 09/01/33 (144A)	90,000	89,726
		1,216,246
Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.
5.700%, 08/14/33	285,000	302,762
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.950%, 06/30/62	45,000	28,470
6.384%, 10/23/35	65,000	68,096
6.550%, 06/01/34 (b)	135,000	143,872
6.650%, 02/01/34	70,000	74,802
CSC Holdings LLC
3.375%, 02/15/31 (144A)	1,575,000	1,015,789
4.125%, 12/01/30 (144A) (b)	400,000	261,942
4.500%, 11/15/31 (144A)	405,000	263,362
4.625%, 12/01/30 (144A)	1,385,000	485,923
5.375%, 02/01/28 (144A) (b)	605,000	530,394
Directv Financing LLC
8.875%, 02/01/30 (144A)	510,000	504,336
BHFTI-212

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Media—(Continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000%, 02/15/31 (144A)	235,000	$234,655
Discovery Communications LLC
3.625%, 05/15/30	855,000	789,854
6.350%, 06/01/40 (b)	415,000	380,833
DISH DBS Corp.
5.250%, 12/01/26 (144A)	1,160,000	1,139,809
5.750%, 12/01/28 (144A)	105,000	100,657
7.750%, 07/01/26	60,000	59,427
Grupo Televisa SAB
7.250%, 05/14/43 (MXN)	6,000,000	198,542
iHeartCommunications, Inc.
7.750%, 08/15/30 (144A)	213,600	176,795
Videotron Ltd.
5.125%, 04/15/27 (144A)	230,000	230,019
		6,687,577
Mining — 1.5%
Anglo American Capital PLC
2.625%, 09/10/30 (144A)	200,000	183,560
5.625%, 04/01/30 (144A)	200,000	208,748
AngloGold Ashanti Holdings PLC
3.375%, 11/01/28	300,000	290,228
Antofagasta PLC
5.625%, 05/13/32	200,000	206,930
6.250%, 05/02/34 (144A)	200,000	214,391
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	285,000	269,324
Freeport-McMoRan, Inc.
4.375%, 08/01/28	325,000	323,253
5.400%, 11/14/34 (b)	540,000	553,446
Glencore Funding LLC
5.634%, 04/04/34 (144A)	1,230,000	1,280,126
5.700%, 05/08/33 (144A) (b)	285,000	300,988
6.500%, 10/06/33 (144A)	1,270,000	1,399,535
Ivanhoe Mines Ltd.
7.875%, 01/23/30 (144A) (b)	200,000	206,563
		5,437,092
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A)	50,000	51,351
6.250%, 03/15/33 (144A)	235,000	241,885
		293,236
Multi-National — 0.3%
International Bank for Reconstruction & Development
1.200%, 07/22/26 (CAD)	1,315,000	935,136
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
5.550%, 08/22/34	590,000	604,960
Oil & Gas — 0.8%
Chord Energy Corp.
6.000%, 10/01/30 (144A)	20,000	19,861
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Chord Energy Corp.
6.750%, 03/15/33 (144A)	370,000	$374,880
Civitas Resources, Inc.
8.375%, 07/01/28 (144A)	35,000	36,279
8.625%, 11/01/30 (144A) (b)	175,000	181,241
8.750%, 07/01/31 (144A)	30,000	30,735
Continental Resources, Inc.
2.875%, 04/01/32 (144A)	728,000	634,385
5.750%, 01/15/31 (144A) (b)	517,000	533,148
EQT Corp.
3.625%, 05/15/31 (144A)	155,000	144,936
Equinor ASA
3.625%, 04/06/40	355,000	301,648
Matador Resources Co.
6.250%, 04/15/33 (144A)	5,000	5,024
6.500%, 04/15/32 (144A)	45,000	45,431
6.875%, 04/15/28 (144A)	20,000	20,411
Northern Oil & Gas, Inc.
8.125%, 03/01/28 (144A)	120,000	121,694
QatarEnergy
2.250%, 07/12/31 (144A)	305,000	274,494
SM Energy Co.
6.750%, 08/01/29 (144A)	155,000	155,743
7.000%, 08/01/32 (144A) (b)	35,000	35,027
		2,914,937
Packaging & Containers — 0.2%
Ball Corp.
5.500%, 09/15/33	590,000	596,342
Pharmaceuticals — 1.2%
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A)	200,000	179,000
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36 (b)	250,000	261,770
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26	85,000	83,489
4.100%, 10/01/46	1,665,000	1,242,606
4.750%, 05/09/27	455,000	454,365
6.000%, 12/01/32	230,000	239,542
7.875%, 09/15/29 (b)	605,000	660,234
8.125%, 09/15/31	430,000	491,648
Teva Pharmaceutical Finance Netherlands IV BV
5.750%, 12/01/30	765,000	787,880
		4,400,534
Pipelines — 0.3%
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	95,000	92,078
ONEOK, Inc.
5.450%, 06/01/47	60,000	55,356
Targa Resources Corp.
6.125%, 03/15/33	115,000	122,298
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	35,000	33,192
BHFTI-213

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875%, 02/01/31	15,000	$15,044
5.500%, 03/01/30	20,000	20,344
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A)	115,000	103,618
4.125%, 08/15/31 (144A)	195,000	184,050
6.250%, 01/15/30 (144A)	20,000	20,851
Venture Global LNG, Inc.
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (c)	235,000	232,904
Western Midstream Operating LP
4.050%, 02/01/30 (b)	60,000	58,565
5.250%, 02/01/50	50,000	43,515
5.300%, 03/01/48	80,000	69,591
5.450%, 04/01/44	15,000	13,599
5.500%, 08/15/48	10,000	8,902
6.150%, 04/01/33	110,000	116,206
		1,190,113
Real Estate — 0.2%
Blackstone Property Partners Europe Holdings SARL
1.625%, 04/20/30 (EUR)	215,000	233,463
Logicor Financing SARL
1.625%, 01/17/30 (EUR)	215,000	234,987
2.000%, 01/17/34 (EUR)	140,000	140,617
		609,067
Real Estate Investment Trusts — 0.3%
Equinix Europe 2 Financing Corp. LLC
3.250%, 03/15/31 (EUR)	100,000	117,013
Iron Mountain, Inc.
4.875%, 09/15/29 (144A)	225,000	221,501
5.250%, 07/15/30 (144A)	125,000	123,621
Prologis Euro Finance LLC
0.250%, 09/10/27 (EUR)	320,000	358,998
Prologis LP
2.250%, 06/30/29 (GBP)	135,000	167,491
Realty Income Corp.
1.625%, 12/15/30 (GBP)	125,000	143,345
5.125%, 07/06/34 (EUR)	100,000	129,866
		1,261,835
Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc.
3.500%, 02/15/29 (144A)	10,000	9,548
3.875%, 01/15/28 (144A)	5,000	4,880
4.000%, 10/15/30 (144A)	685,000	645,560
5.625%, 09/15/29 (144A)	80,000	80,962
El Puerto de Liverpool SAB de CV
6.658%, 01/22/37 (144A)	200,000	214,477
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375%, 01/15/29 (144A)	400,000	391,339
PetSmart LLC/PetSmart Finance Corp.
7.500%, 09/15/32 (144A)	250,000	250,371
Yum! Brands, Inc.
3.625%, 03/15/31	85,000	79,368
Security Description	Principal Amount*	Value
Retail—(Continued)
Yum! Brands, Inc.
4.625%, 01/31/32	220,000	$213,756
		1,890,261
Semiconductors — 1.0%
Broadcom, Inc.
2.450%, 02/15/31 (144A)	415,000	377,448
2.600%, 02/15/33 (144A)	690,000	605,730
3.419%, 04/15/33 (144A)	680,000	629,323
3.469%, 04/15/34 (144A)	1,080,000	985,609
4.150%, 04/15/32 (144A)	330,000	323,619
Entegris, Inc.
4.750%, 04/15/29 (144A)	110,000	109,056
Micron Technology, Inc.
5.875%, 02/09/33	780,000	828,450
		3,859,235
Software — 0.5%
Fair Isaac Corp.
6.000%, 05/15/33 (144A)	725,000	734,021
Open Text Corp.
3.875%, 12/01/29 (144A)	95,000	89,799
Open Text Holdings, Inc.
4.125%, 02/15/30 (144A)	445,000	421,547
Paychex, Inc.
5.600%, 04/15/35	280,000	293,127
Synopsys, Inc.
5.700%, 04/01/55	405,000	408,739
		1,947,233
Telecommunications — 1.6%
America Movil SAB de CV
2.125%, 03/10/28 (EUR)	235,000	273,215
2.875%, 05/07/30	200,000	186,996
Bharti Airtel Ltd.
3.250%, 06/03/31	305,000	286,663
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (d)	288,597	297,529
10.750%, 11/30/29	3,081,509	3,390,184
KT Corp.
2.500%, 07/18/26 (144A)	210,000	207,093
Ooredoo International Finance Ltd.
2.625%, 04/08/31 (144A)	250,000	230,008
Telecom Argentina SA
9.250%, 05/28/33 (144A)	200,000	196,479
T-Mobile USA, Inc.
3.875%, 04/15/30	355,000	348,109
Turk Telekomunikasyon AS
6.950%, 10/07/32 (144A)	200,000	198,820
Turkcell Iletisim Hizmetleri AS
5.800%, 04/11/28	215,000	214,906
		5,830,002
BHFTI-214

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Transportation — 0.1%
Canadian Pacific Railway Co.
1.750%, 12/02/26	265,000	$258,085
Total Corporate Bonds & Notes (Cost $69,868,368)		69,739,389

Foreign Government—8.1%
Banks — 0.1%
Corp. Financiera de Desarrollo SA
2.400%, 09/28/27 (144A)	365,000	348,827
Oil & Gas — 0.1%
Korea National Oil Corp.
2.125%, 04/18/27 (144A)	240,000	232,840
Regional Government — 0.3%
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	1,280,000	711,917
Province of Quebec
2.300%, 09/01/29 (CAD)	390,000	275,416
4.500%, 09/08/33	310,000	313,890
		1,301,223
Sovereign — 7.6%
Argentina Republic Government International Bonds
4.125%, 07/09/35 (e)	1,460,000	758,470
Australia Government Bonds
0.500%, 09/21/26 (AUD)	1,435,000	921,927
3.000%, 11/21/33 (AUD)	470,000	286,704
Bonos de la Tesoreria de la Republica en pesos
5.000%, 03/01/35 (CLP)	295,000,000	294,478
Brazil Government International Bonds
6.000%, 10/20/33 (b)	325,000	332,800
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	4,775,000	785,766
10.000%, 01/01/35 (BRL)	3,297,000	507,486
Bundesobligation
2.400%, 04/18/30 (EUR)	395,000	466,407
Canada Government Bonds
4.000%, 08/01/26 (CAD)	3,245,000	2,361,410
Chile Government International Bonds
2.550%, 01/27/32	350,000	311,325
Colombia Government International Bonds
7.500%, 02/02/34	200,000	210,050
7.750%, 11/07/36	200,000	209,500
Colombia TES
6.250%, 11/26/25 (COP)	534,400,000	135,617
7.500%, 08/26/26 (COP)	4,868,600,000	1,225,485
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	235,000	229,912
4.875%, 09/23/32 (144A)	150,000	143,145
6.000%, 07/19/28 (144A)	200,000	206,320
8.625%, 04/20/27 (144A)	133,333	138,587
Export-Import Bank of India
2.250%, 01/13/31 (144A)	310,000	277,720
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	4,793,000,000	$305,009
Ireland Government Bonds
Zero Coupon, 10/18/31 (EUR)	345,000	346,530
Italy Buoni Poliennali Del Tesoro
2.950%, 07/01/30 (EUR)	750,000	888,637
3.650%, 08/01/35 (144A) (EUR)	235,000	279,389
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (f)	94,527,845	649,022
Japan Government Ten Year Bonds
1.100%, 06/20/34 (JPY)	159,950,000	1,040,440
Japan Government Thirty Year Bonds
1.600%, 12/20/53 (JPY)	109,000,000	535,650
2.800%, 06/20/55 (JPY)	81,600,000	523,214
Korea Treasury Bonds
2.500%, 09/10/30 (KRW)	473,950,000	333,919
3.000%, 12/10/34 (KRW)	376,710,000	268,672
3.500%, 09/10/28 (KRW)	436,120,000	318,445
Malaysia Government Bonds
3.828%, 07/05/34 (MYR)	1,165,000	284,056
Mexico Bonos
5.750%, 03/05/26 (MXN)	20,927,400	1,132,823
7.500%, 06/03/27 (MXN)	7,046,700	384,447
8.500%, 05/31/29 (MXN)	11,467,500	634,111
Mexico Government International Bonds
3.500%, 02/12/34	200,000	173,700
4.000%, 03/15/2115 (EUR)	100,000	82,334
5.850%, 07/02/32	200,000	206,480
Netherlands Government Bonds
Zero Coupon, 01/15/29 (144A) (EUR)	395,000	431,415
New Zealand Government Bonds
1.500%, 05/15/31 (NZD)	600,000	311,063
3.000%, 04/20/29 (NZD)	1,490,000	859,854
Norway Government Bonds
1.375%, 08/19/30 (144A) (NOK)	5,850,000	520,770
1.750%, 02/17/27 (144A) (NOK)	2,950,000	287,477
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	200,000	201,954
Peru Government International Bonds
3.000%, 01/15/34	245,000	212,537
Republic of Poland Government Bonds
1.250%, 10/25/30 (PLN)	3,960,000	914,951
4.500%, 07/25/30 (PLN)	1,380,000	373,892
Republic of South Africa Government Bonds
8.875%, 02/28/35 (ZAR)	5,250,000	298,181
9.000%, 01/31/40 (ZAR)	11,100,000	588,168
Republic of South Africa Government International Bonds
5.750%, 09/30/49 (b)	965,000	771,701
7.100%, 11/19/36 (144A)	200,000	208,502
Romania Government International Bonds
2.000%, 04/14/33 (144A) (EUR)	120,000	110,628
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	985,000	766,965
Spain Government Bonds
3.500%, 05/31/29 (EUR)	300,000	365,662
BHFTI-215

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Sweden Government Bonds
0.125%, 05/12/31 (SEK)	4,200,000	$397,181
U.K. Gilts
4.125%, 01/29/27 (GBP)	680,000	915,825
4.250%, 07/31/34 (GBP)	1,140,000	1,490,503
Uruguay Government International Bonds
8.250%, 05/21/31 (UYU)	8,750,000	221,466
		28,438,682
Total Foreign Government (Cost $31,195,478)		30,321,572

U.S. Treasury & Government Agencies—2.6%
U.S. Treasury — 2.6%
U.S. Treasury Bonds
2.250%, 02/15/52	480,000	297,731
3.000%, 05/15/45	800,000	622,562
3.625%, 05/15/53	630,000	520,341
4.125%, 08/15/53	115,000	103,945
U.S. Treasury Inflation-Indexed Notes
0.375%, 07/15/27 (f)	587,645	583,650
U.S. Treasury Notes
2.750%, 08/15/32	115,000	106,910
3.375%, 05/15/33	825,000	792,451
3.750%, 04/30/27	1,175,000	1,176,652
3.750%, 06/30/30	1,485,000	1,485,638
4.000%, 03/31/30 (g)	3,435,000	3,474,315
4.000%, 02/15/34	240,000	239,372
4.625%, 02/15/35	100,000	103,922
Total U.S. Treasury & Government Agencies (Cost $9,481,430)		9,507,489

Floating Rate Loans (h)—1.0%
Aerospace/Defense — 0.0%
TransDigm, Inc.
2023 Term Loan J, 6.502%, 3M TSFR + 2.500%, 02/28/31	14,775	14,780
2025 Term Loan K, 6.252%, 3M TSFR + 2.250%, 03/22/30	20,378	20,373
		35,153
Chemicals — 0.0%
Solstice Advanced Materials, Inc.
Term Loan B, 09/17/32 (i)	105,000	105,394
Commercial Services — 0.1%
Trans Union LLC
2024 Term Loan B8, 5.913%, 1M TSFR + 1.750%, 06/24/31	263,972	263,972
United Rentals, Inc.
2025 Repriced Term Loan B, 5.663%, 1M TSFR + 1.500%, 02/14/31	24,936	25,116
		289,088
Security Description	Principal Amount*	Value

Distribution/Wholesale — 0.1%
Resideo Funding, Inc.
2024 1st Lien Term Loan B, 6.147%, 1M TSFR + 2.000%, 02/11/28	30,132	$30,207
2024 M&A 1st lien Term Loan B, 5.839%, 6M TSFR + 2.000%, 06/13/31	136,841	137,141
		167,348
Diversified Financial Services — 0.0%
Citadel Securities LP
2024 First Lien Term Loan, 6.163%, 1M TSFR + 2.000%, 10/31/31	29,850	29,935
Electric — 0.1%
NRG Energy, Inc.
2024 Term Loan, 6.064%, 3M TSFR + 1.750%, 04/16/31	294,028	294,369
Entertainment — 0.1%
DK Crown Holdings, Inc.
2025 Term Loan B, 6.005%, 1M TSFR + 1.750%, 03/04/32	89,550	89,480
Flutter Financing BV
2024 Term Loan B, 5.752%, 3M TSFR + 1.750%, 11/30/30	200,348	200,035
2025 Term Loan B, 6.002%, 3M TSFR + 2.000%, 06/04/32	69,825	69,803
Light & Wonder International, Inc.
2024 Term Loan B2, 6.393%, 1M TSFR + 2.250%, 04/14/29	9,875	9,813
Six Flags Entertainment Corp.
2024 Term Loan B, 6.163%, 1M TSFR + 2.000%, 05/01/31	29,625	29,479
		398,610
Food Service — 0.0%
Aramark Services, Inc.
2024 Term Loan B8, 6.163% - 6.199%, 1M TSFR + 2.000%, 3M TSFR + 2.000%, 06/22/30 (j)	129,860	130,510
2025 Repriced Term Loan, 5.913%, 1M TSFR + 1.750%, 04/06/28	15,000	15,037
		145,547
Forest Products & Paper — 0.0%
Asplundh Tree Expert LLC
2024 Incremental Term Loan B, 5.913%, 1M TSFR + 1.750%, 05/23/31	143,043	143,177
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
2025 Term Loan B, 8.413%, 1M TSFR + 4.250%, 01/15/31	70,561	70,737
Hanger, Inc.
2024 Delayed Draw Term Loan, 7.663%, 1M TSFR + 3.500%, 10/23/31 (k)	8,328	8,356
2024 Term Loan B, 7.663%, 1M TSFR + 3.500%, 10/23/31	64,407	64,625
		143,718
Healthcare-Services — 0.0%
DaVita, Inc.
2025 Term Loan B, 5.913%, 1M TSFR + 1.750%, 05/09/31	24,875	24,944
BHFTI-216

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
IQVIA, Inc.
2025 Incremental Term Loan B5, 5.752%, 3M TSFR + 1.750%, 01/02/31	69,487	$69,939
		94,883
Insurance — 0.2%
Alliant Holdings Intermediate LLC
2025 Term Loan B, 6.666%, 1M TSFR + 2.500%, 09/19/31	244,584	244,188
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.752% - 6.950%, 3M TSFR + 2.750%, 6M TSFR + 2.750%, 02/15/31 (j)	358,202	357,083
HUB International Ltd.
2025 Term Loan B, 6.575%, 3M TSFR + 2.250%, 06/20/30	29,417	29,493
Ryan Specialty Group LLC
2024 USD Term Loan B, 6.163%, 1M TSFR + 2.000%, 09/15/31	19,850	19,916
Truist Insurance Holdings LLC
2024 Term Loan B, 6.752%, 3M TSFR + 2.750%, 05/06/31	34,097	34,150
		684,830
Investment Companies — 0.1%
Gryphon Acquire Newco LLC
Term Loan B, 6.879%, 6M TSFR + 3.000%, 09/13/32	210,000	210,656
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
2023 Term Loan B4, 5.908%, 1M TSFR + 1.750%, 11/08/30	96,740	96,889
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B, 6.163%, 1M TSFR + 2.000%, 01/17/31	275,411	275,421
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 5.913%, 1M TSFR + 1.750%, 05/24/30	266,625	267,792
		640,102
Machinery-Construction & Mining — 0.0%
Terex Corp.
2025 Term Loan, 10/08/31 (i)	49,813	49,968
Media — 0.0%
CSC Holdings LLC
2022 Term Loan B6, 8.650%, 1M TSFR + 4.500%, 01/18/28	31,895	31,775
Mining — 0.0%
Novelis Corp.
2025 Term Loan B, 5.752%, 3M TSFR + 1.750%, 03/11/32	112,889	113,171
Software — 0.1%
Kaseya, Inc.
2025 1st Lien Term Loan B, 7.413%, 1M TSFR + 3.250%, 03/20/32	115,102	115,410
Open Text Corp.
2023 Term Loan B, 5.913%, 1M TSFR + 1.750%, 01/31/30	122,767	122,784
		238,194
Security Description	Principal Amount*/ Shares	Value

Telecommunications — 0.0%
Ciena Corp.
2025 Repriced Term Loan B, 5.885%, 1M TSFR + 1.750%, 10/24/30	28,686	$28,798
Total Floating Rate Loans (Cost $3,839,653)		3,844,716

Convertible Bond—0.2%
Telecommunications — 0.2%
EchoStar Corp.
3.875%, 3.875% PIK, 11/30/30 (d) (Cost $282,344)	266,218	654,896

Municipals—0.1%
Tobacco Settlement Financing Corp.
6.706%, 06/01/46 (Cost $459,881)	460,000	350,727

Short-Term Investments—0.8%
Repurchase Agreement—0.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $3,034,840; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $3,095,349	3,034,587	3,034,587
Total Short-Term Investments (Cost $3,034,587)		3,034,587

Securities Lending Reinvestments (l)—0.9%
Short-Term Investment Funds—0.8%
Allspring Government Money Market Fund, Select Class 4.070% (m)	400,000	400,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (m)	300,000	300,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (m)	400,000	400,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (m)	400,000	400,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (m)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (m)	300,000	300,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (m)	300,000	300,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.090% (m)	400,000	400,000
		2,800,000
BHFTI-217

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—0.1%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $43,185; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $44,044	43,180	$43,180
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $292,875; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $298,698	292,841	292,841
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $45,899; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $46,812	45,894	45,894
		381,915
Total Securities Lending Reinvestments (Cost $3,181,915)		3,181,915
Total Investments—100.4% (Cost $290,031,512)		373,676,662
Unfunded Loan Commitments—0.0% (Cost $(7,084))		(7,084)
Total Investments—100.4% (Cost $290,024,428)		373,669,578
Other assets and liabilities (net)—(0.4)%		(1,531,957)
Net Assets—100.0%		$372,137,621

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $16,027,507 and the collateral received consisted of cash in the amount of $3,181,915 and non-cash collateral with a value of $13,217,517. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $708,012.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(i)	This loan will settle after September 30, 2025, at which time the interest rate will be determined.
(j)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of September 30, 2025.
(k)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(l)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(m)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$39,725,809, which is 10.7% of net assets.

Country Diversification as of September 30, 2025 (Unaudited)	% of Net Assets
United States	68.1
United Kingdom	3.7
Taiwan	3.0
Netherlands	3.0
Canada	2.9
Japan	2.7
Sweden	2.3
Australia	1.5
Israel	1.2
Mexico	1.1
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	44,145,000	HSBCU	12/17/25	USD	6,242,964	$(20,419)
EUR	8,546,000	MSC	12/17/25	USD	10,067,538	9,895
JPY	599,004,000	MSC	12/17/25	USD	4,106,136	(24,534)
BHFTI-218

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,985,000	HSBCU	12/17/25	USD	1,319,231	$4,573
BRL	6,742,000	BOA	12/02/25	USD	1,215,322	(33,381)
CAD	3,289,000	CBNA	12/17/25	USD	2,390,203	18,407
COP	4,796,861,981	UBSA	12/17/25	USD	1,204,273	(6,818)
GBP	265,000	UBSA	12/17/25	USD	358,956	2,521
IDR	6,000,000,041	BOA	12/17/25	USD	364,764	4,995
JPY	9,000,000	MSC	12/17/25	USD	62,076	750
JPY	20,000,000	MSC	12/17/25	USD	137,635	1,355
KRW	825,594,000	BOA	12/17/25	USD	597,901	7,238
MXN	30,479,000	BOA	12/17/25	USD	1,617,531	(33,338)
NZD	530,000	MSC	12/17/25	USD	316,382	8,218
ZAR	4,000,000	BOA	12/17/25	USD	223,706	(6,655)

Cross Currency Contracts to Buy
EUR	320,646	MSC	12/17/25	NOK	3,786,000	(1,352)
Net Unrealized Depreciation						$(68,545)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	12/08/25	26	EUR	3,342,820	$1,221
U.S. Treasury Note 2 Year Futures	12/31/25	18	USD	3,751,172	1,979
U.S. Treasury Note 5 Year Futures	12/31/25	133	USD	14,522,976	18,083
U.S. Treasury Note 10 Year Futures	12/19/25	67	USD	7,537,500	33,507

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/19/25	(19)	USD	(2,215,281)	(46,312)
U.S. Treasury Note Ultra 10 Year Futures	12/19/25	(106)	USD	(12,198,281)	(132,103)
U.S. Treasury Ultra Long Bond Futures	12/19/25	(10)	USD	(1,200,625)	(30,695)
Net Unrealized Depreciation					$(154,320)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$7,816,986	$—	$—	$7,816,986
Broadline Retail	12,348,397	—	—	12,348,397
Building Products	8,276,418	—	—	8,276,418
Capital Markets	29,097,951	4,092,844	—	33,190,795
Chemicals	7,552,500	—	—	7,552,500
Consumer Staples Distribution & Retail	6,604,370	—	—	6,604,370
Electrical Equipment	—	6,388,009	—	6,388,009
Electronic Equipment, Instruments & Components	—	6,261,377	—	6,261,377
Financial Services	11,112,272	—	—	11,112,272
Health Care Providers & Services	2,012,754	—	—	2,012,754
Hotels, Restaurants & Leisure	12,847,150	—	—	12,847,150
Insurance	1,405,393	—	—	1,405,393
BHFTI-219

Brighthouse Funds Trust I
Loomis Sayles Global Allocation Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$9,740,774	$—	$—	$9,740,774
IT Services	5,468,955	6,731,420	—	12,200,375
Life Sciences Tools & Services	12,812,607	—	—	12,812,607
Machinery	17,886,926	8,255,763	—	26,142,689
Semiconductors & Semiconductor Equipment	23,400,295	21,749,580	—	45,149,875
Software	10,207,175	—	—	10,207,175
Specialty Retail	18,542,887	—	—	18,542,887
Textiles, Apparel & Luxury Goods	—	2,428,568	—	2,428,568
Total Common Stocks	197,133,810	55,907,561	—	253,041,371
Total Corporate Bonds & Notes*	—	69,739,389	—	69,739,389
Total Foreign Government*	—	30,321,572	—	30,321,572
Total U.S. Treasury & Government Agencies*	—	9,507,489	—	9,507,489
Total Floating Rate Loans (Less Unfunded Loan Commitments of $7,084)*	—	3,837,632	—	3,837,632
Total Convertible Bonds*	—	654,896	—	654,896
Total Municipals*	—	350,727	—	350,727
Total Short-Term Investments*	—	3,034,587	—	3,034,587
Securities Lending Reinvestments
Short-Term Investment Funds	2,800,000	—	—	2,800,000
Repurchase Agreements	—	381,915	—	381,915
Total Securities Lending Reinvestments	2,800,000	381,915	—	3,181,915
Total Investments	$199,933,810	$173,735,768	$—	$373,669,578
Collateral for Securities Loaned (Liability)	$—	$(3,181,915)	$—	$(3,181,915)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$57,952	$—	$57,952
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(126,497)	—	(126,497)
Total Forward Contracts	$—	$(68,545)	$—	$(68,545)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$54,790	$—	$—	$54,790
Futures Contracts (Unrealized Depreciation)	(209,110)	—	—	(209,110)
Total Futures Contracts	$(154,320)	$—	$—	$(154,320)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-220

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.6%
Boeing Co. (a)	685,212	$147,889,306
Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc. (b)	262,622	32,194,831
Automobiles — 8.5%
Tesla, Inc. (a)	618,706	275,150,932
Beverages — 2.5%
Monster Beverage Corp. (a)	1,187,999	79,964,213
Biotechnology — 3.9%
Regeneron Pharmaceuticals, Inc.	90,165	50,697,075
Vertex Pharmaceuticals, Inc. (a)	190,550	74,627,002
		125,324,077
Broadline Retail — 5.0%
Alibaba Group Holding Ltd. (ADR) (b)	13,269	2,371,568
Amazon.com, Inc. (a)	728,164	159,882,970
		162,254,538
Capital Markets — 1.6%
FactSet Research Systems, Inc. (b)	69,188	19,821,670
SEI Investments Co.	394,139	33,442,694
		53,264,364
Entertainment — 9.1%
Netflix, Inc. (a)	183,242	219,692,499
Walt Disney Co.	667,422	76,419,819
		296,112,318
Financial Services — 6.0%
Block, Inc. (a) (b)	333,830	24,125,894
PayPal Holdings, Inc. (a) (b)	302,759	20,303,019
Visa, Inc. - Class A (b)	439,683	150,098,982
		194,527,895
Health Care Equipment & Supplies — 1.1%
Intuitive Surgical, Inc. (a)	80,139	35,840,565
Hotels, Restaurants & Leisure — 2.2%
Starbucks Corp. (b)	442,877	37,467,394
Yum China Holdings, Inc. (b)	165,606	7,107,810
Yum! Brands, Inc.	181,742	27,624,784
		72,199,988
Interactive Media & Services — 14.9%
Alphabet, Inc. - Class A	920,198	223,700,134
Meta Platforms, Inc. - Class A	351,583	258,195,523
		481,895,657
IT Services — 3.0%
Shopify, Inc. - Class A (a)	645,173	95,879,160
Life Sciences Tools & Services — 1.6%
Illumina, Inc. (a) (b)	195,143	18,532,731
Security Description	Shares/ Principal Amount*	Value
Life Sciences Tools & Services—(Continued)
Thermo Fisher Scientific, Inc.	69,123	$33,526,037
		52,058,768
Machinery — 0.9%
Deere & Co.	62,773	28,703,582
Pharmaceuticals — 3.1%
Novartis AG (ADR)	262,516	33,665,052
Novo Nordisk AS (ADR) (b)	765,756	42,491,800
Roche Holding AG (ADR) (b)	597,427	24,978,423
		101,135,275
Semiconductors & Semiconductor Equipment — 12.3%
NVIDIA Corp.	1,950,424	363,910,110
QUALCOMM, Inc.	211,622	35,205,436
		399,115,546
Software — 16.5%
Autodesk, Inc. (a)	264,241	83,941,439
Microsoft Corp.	282,534	146,338,485
Oracle Corp.	784,059	220,508,753
Salesforce, Inc.	265,894	63,016,878
Workday, Inc. - Class A (a)	92,269	22,211,916
		536,017,471
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc. - Class B	321,043	22,386,328
Total Common Stocks (Cost $1,504,854,126)		3,191,914,814

Short-Term Investments—0.9%
Repurchase Agreement—0.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $28,526,731; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $29,094,908	28,524,354	28,524,354
Total Short-Term Investments (Cost $28,524,354)		28,524,354

Securities Lending Reinvestments (c)—1.3%
Short-Term Investment Funds—0.1%
Allspring Government Money Market Fund, Select Class 4.070% (d)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.050% (d)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (d)	1,000,000	1,000,000
		4,000,000
BHFTI-221

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificate of Deposit—0.1%
Bank of Montreal
Zero Coupon, 10/24/25	2,000,000	$1,994,560
Repurchase Agreements—0.8%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $1,000,117; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	1,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $2,000,237; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $2,000,232; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $600,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $612,000	600,000	600,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $6,056,415; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $6,176,825	6,055,710	6,055,710
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $4,000,476; collateralized by various Common Stock with an aggregate market value of $4,460,377	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $2,000,238; collateralized by various Common Stock with an aggregate market value of $2,230,188	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $2,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $2,224,376	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $700,080; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $714,000	700,000	700,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $1,000,118; collateralized by various Common Stock with an aggregate market value of $1,112,442	1,000,000	$1,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $3,340,389; collateralized by various Common Stock with an aggregate market value of $3,674,428	3,340,000	3,340,000
		26,695,710
Time Deposits—0.3%
Banco Santander SA
4.090%, 10/01/25	2,000,000	2,000,000
DNB Bank ASA
4.040%, 10/01/25	2,000,000	2,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	2,000,000	2,000,000
Nordea Bank Abp
4.060%, 10/01/25	2,000,000	2,000,000
Skandinaviska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
Svenska (NY)
4.060%, 10/01/25	1,000,000	1,000,000
		11,000,000
Total Securities Lending Reinvestments (Cost $43,690,132)		43,690,270
Total Investments—100.7% (Cost $1,577,068,612)		3,264,129,438
Other assets and liabilities (net)—(0.7)%		(24,298,145)
Net Assets—100.0%		$3,239,831,293

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $95,222,073 and the collateral received consisted of cash in the amount of
$43,675,340 and non-cash collateral with a value of $53,535,238. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
BHFTI-222

Brighthouse Funds Trust I
Loomis Sayles Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,191,914,814	$—	$—	$3,191,914,814
Total Short-Term Investments*	—	28,524,354	—	28,524,354
Securities Lending Reinvestments
Short-Term Investment Funds	4,000,000	—	—	4,000,000
Certificate of Deposit	—	1,994,560	—	1,994,560
Repurchase Agreements	—	26,695,710	—	26,695,710
Time Deposits	—	11,000,000	—	11,000,000
Total Securities Lending Reinvestments	4,000,000	39,690,270	—	43,690,270
Total Investments	$3,195,914,814	$68,214,624	$—	$3,264,129,438
Collateral for Securities Loaned (Liability)	$—	$(43,675,340)	$—	$(43,675,340)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-223

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—75.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Mutual Funds — 75.0%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	219,344,087	$2,118,863,878
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	14,721,852	254,835,254
MetLife MSCI EAFE Index Portfolio (Class A) (a)	32,732,464	590,493,658
MetLife Russell 2000 Index Portfolio (Class A) (a)	8,120,932	154,541,335
MetLife Stock Index Portfolio (Class A) (a)	11,871,021	860,411,616
Total Investment Companies (Cost $3,814,344,275)		3,979,145,741

Short-Term Investments—24.9%
Discount Note—0.2%
Federal Home Loan Bank
Zero Coupon, 10/01/25 (b)	10,030,000	10,028,877
Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $8,371,375; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $8,538,193	8,370,678	8,370,678
U.S. Treasury—24.6%
U.S. Treasury Bills
3.546%, 10/07/25 (b)	30,020,000	29,999,650
3.632%, 10/07/25 (b)	24,800,000	24,783,189
3.670%, 10/07/25 (b)	6,270,000	6,265,750
3.677%, 10/07/25 (b)	176,595,000	176,475,290
3.924%, 12/18/25 (b)	191,170,000	189,568,364
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
3.942%, 10/28/25 (b)	160,000,000	$159,514,648
3.943%, 10/28/25 (b)	8,000,000	7,975,732
3.946%, 10/28/25 (b)	10,000,000	9,969,666
3.962%, 10/28/25 (b)	10,000,000	9,969,666
3.966%, 11/12/25 (b) (c) (d)	6,740,000	6,708,536
4.130%, 10/23/25 (b)	247,130,000	246,521,751
4.208%, 11/12/25 (b) (c) (d)	30,400,000	30,258,087
4.210%, 11/12/25 (b) (c) (d)	174,570,000	173,755,076
4.221%, 11/25/25 (b)	236,210,000	234,768,299
		1,306,533,704
Total Short-Term Investments (Cost $1,324,757,784)		1,324,933,259
Total Investments—99.9% (Cost $5,139,102,059)		5,304,079,000
Other assets and liabilities (net)—0.1%		3,661,143
Net Assets—100.0%		$5,307,740,143

*	Principal amounts stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2025, the market value of securities pledged was $69,673,227.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $107,495,837.
Transactions in Securities of Affiliated Issuers
The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended September 30, 2025 were as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
MetLife Aggregate Bond Index Portfolio (Class A)	$2,360,652,627	$44,941,073	$(369,982,031)	$(57,761,665)	$141,013,874	$2,118,863,878
MetLife Mid Cap Stock Index Portfolio (Class A)	272,254,880	22,163,135	(31,385,327)	2,880,601	(11,078,035)	254,835,254
MetLife MSCI EAFE Index Portfolio (Class A)	646,606,593	15,891,311	(201,160,486)	35,951,648	93,204,592	590,493,658
MetLife Russell 2000 Index Portfolio (Class A)	163,622,398	12,955,664	(27,170,415)	(1,227,384)	6,361,072	154,541,335
MetLife Stock Index Portfolio (Class A)	939,663,068	88,207,874	(198,722,399)	38,883,732	(7,620,659)	860,411,616
	$4,382,799,566	$184,159,057	$(828,420,658)	$18,726,932	$221,880,844	$3,979,145,741

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2025
MetLife Aggregate Bond Index Portfolio (Class A)	$—	$44,941,073	219,344,087
MetLife Mid Cap Stock Index Portfolio (Class A)	19,186,437	2,976,698	14,721,852
MetLife MSCI EAFE Index Portfolio (Class A)	4,520,195	11,371,116	32,732,464
MetLife Russell 2000 Index Portfolio (Class A)	8,555,934	1,899,328	8,120,932
MetLife Stock Index Portfolio (Class A)	79,179,206	9,028,668	11,871,021
	$111,441,772	$70,216,883
BHFTI-224

Brighthouse Funds Trust I
MetLife Multi-Index Targeted Risk Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	12/19/25	4,318	USD	601,346,270	$(2,080,081)
Russell 2000 Index E-Mini Futures	12/19/25	1,330	USD	163,290,750	2,615,077
S&P 500 Index E-Mini Futures	12/19/25	2,640	USD	889,515,000	12,260,975
S&P Midcap 400 Index E-Mini Futures	12/19/25	776	USD	255,009,120	(1,769,054)
Net Unrealized Appreciation					$11,026,917
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.530%	Annually	12/16/35	USD	255,000,000	$(2,753,801)	$2,565	$(2,756,366)
Pay	12M SOFR	Annually	3.750%	Annually	11/19/35	USD	255,000,000	1,973,543	2,565	1,970,978
Pay	12M SOFR	Annually	3.780%	Annually	07/11/35	USD	255,000,000	2,778,897	(51,264)	2,830,161
Pay	12M SOFR	Annually	3.840%	Annually	10/17/35	USD	255,000,000	3,907,566	2,566	3,905,000
Pay	12M SOFR	Annually	3.870%	Annually	09/20/35	USD	255,000,000	4,560,243	2,558	4,557,685
Pay	12M SOFR	Annually	3.940%	Annually	08/16/35	USD	255,000,000	6,100,335	2,780	6,097,555
Totals								$16,566,783	$(38,230)	$16,605,013
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$3,979,145,741	$—	$—	$3,979,145,741
Total Short-Term Investments*	—	1,324,933,259	—	1,324,933,259
Total Investments	$3,979,145,741	$1,324,933,259	$—	$5,304,079,000
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$14,876,052	$—	$—	$14,876,052
Futures Contracts (Unrealized Depreciation)	(3,849,135)	—	—	(3,849,135)
Total Futures Contracts	$11,026,917	$—	$—	$11,026,917
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$19,361,379	$—	$19,361,379
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,756,366)	—	(2,756,366)
Total Centrally Cleared Swap Contracts	$—	$16,605,013	$—	$16,605,013

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-225

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Australia — 1.9%
APA Group	698,758	$4,107,073
Aristocrat Leisure Ltd.	125,352	5,821,806
Glencore PLC (a)	2,520,430	11,647,535
Rio Tinto PLC	86,675	5,711,897
		27,288,311
Austria — 0.6%
Erste Group Bank AG	89,412	8,740,519
Brazil — 1.4%
B3 SA - Brasil Bolsa Balcao	3,761,700	9,470,953
Banco Bradesco SA (ADR)	3,258,580	11,014,000
		20,484,953
Canada — 2.2%
Alimentation Couche-Tard, Inc.	104,501	5,575,339
Constellation Software, Inc.	5,608	15,223,764
RB Global, Inc. (b)	96,894	10,494,935
		31,294,038
China — 0.2%
China Resources Gas Group Ltd.	1,263,524	3,221,228
Denmark — 1.8%
Novo Nordisk AS - Class B (b)	339,726	18,751,419
Novonesis (Novozymes) - B Shares (b)	113,739	6,971,709
		25,723,128
France — 8.4%
BNP Paribas SA	247,583	22,569,224
Cie Generale des Etablissements Michelin SCA	212,626	7,637,383
Legrand SA	121,778	20,313,956
LVMH Moet Hennessy Louis Vuitton SE	33,407	20,441,213
Pernod Ricard SA	113,987	11,207,805
Thales SA	52,180	16,352,071
TotalEnergies SE	338,978	20,684,767
		119,206,419
Germany — 5.0%
E.ON SE	505,241	9,499,649
GEA Group AG	187,339	13,839,982
LEG Immobilien SE	63,575	5,054,212
Merck KGaA	89,080	11,458,339
MTU Aero Engines AG	43,830	20,116,752
SAP SE	9,072	2,432,127
Symrise AG	90,393	7,877,281
		70,278,342
Greece — 0.2%
Hellenic Telecommunications Organization SA	121,950	2,306,401
Hong Kong — 1.9%
AIA Group Ltd.	1,238,428	11,870,628
CLP Holdings Ltd.	502,500	4,164,906
Security Description	Shares	Value
Hong Kong — (Continued)
Techtronic Industries Co. Ltd.	831,000	$10,661,152
		26,696,686
India — 1.5%
HDFC Bank Ltd.	1,335,980	14,336,192
Reliance Industries Ltd.	456,231	7,010,106
		21,346,298
Ireland — 1.7%
Bank of Ireland Group PLC	1,441,105	23,855,388
Italy — 2.2%
Davide Campari-Milano NV (b)	1,336,054	8,417,602
Eni SpA (b)	769,595	13,438,485
Ryanair Holdings PLC (ADR) (b)	154,068	9,277,975
		31,134,062
Japan — 19.2%
Capcom Co. Ltd.	118,900	3,236,536
Daiichi Sankyo Co. Ltd.	681,300	15,249,097
Daikin Industries Ltd.	86,100	9,905,977
Denso Corp. (b)	186,200	2,681,390
Disco Corp.	10,500	3,298,444
FUJIFILM Holdings Corp.	53,700	1,338,126
Fujitsu Ltd.	429,900	10,107,955
Hitachi Ltd.	1,208,100	31,724,713
Kao Corp.	214,500	9,348,674
KDDI Corp. (b)	811,400	13,001,493
Kirin Holdings Co. Ltd.	514,700	7,547,117
Mitsubishi Electric Corp. (b)	796,400	20,733,033
Mitsubishi UFJ Financial Group, Inc. (b)	1,483,600	23,502,260
Mitsui & Co. Ltd.	527,500	13,098,982
Pan Pacific International Holdings Corp. (b)	2,054,500	13,552,769
Shin-Etsu Chemical Co. Ltd.	379,400	12,414,971
Sompo Holdings, Inc. (b)	287,100	8,867,004
Sony Financial Group, Inc. (a)	167,534	185,790
Sony Group Corp.	652,300	18,717,885
Suzuki Motor Corp. (b)	882,100	12,858,135
Taisei Corp. (b)	124,600	8,557,671
Terumo Corp.	400,300	6,606,465
Tokyo Electron Ltd.	74,900	13,504,471
Toyota Industries Corp. (b)	83,900	9,442,021
Yamaha Corp. (b)	336,600	2,232,126
		271,713,105
Macau — 0.3%
Sands China Ltd.	1,333,200	3,724,355
Netherlands — 7.1%
ABN AMRO Bank NV	789,558	25,285,065
Akzo Nobel NV	109,302	7,785,675
ASML Holding NV	22,080	21,527,169
Euronext NV	163,880	24,493,567
Koninklijke KPN NV	2,056,103	9,872,342
BHFTI-226

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Netherlands — (Continued)
Wolters Kluwer NV	82,045	$11,199,771
		100,163,589
Portugal — 1.5%
Galp Energia SGPS SA	706,143	13,389,472
Jeronimo Martins SGPS SA	301,131	7,335,839
		20,725,311
South Korea — 1.1%
Samsung Electronics Co. Ltd.	167,459	10,065,354
Samsung Fire & Marine Insurance Co. Ltd.	17,238	5,542,183
		15,607,537
Spain — 1.6%
Amadeus IT Group SA (b)	159,445	12,619,565
Cellnex Telecom SA (a) (b)	291,187	10,096,204
		22,715,769
Sweden — 1.0%
Atlas Copco AB - A Shares	795,979	13,554,059
Switzerland — 3.3%
Cie Financiere Richemont SA - Class A	84,088	16,134,712
Sika AG	35,361	7,924,666
UBS Group AG	535,181	22,000,541
		46,059,919
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	513,468	22,338,093
Thailand — 0.5%
Advanced Info Service PCL	792,100	7,113,134
United Kingdom — 14.3%
Babcock International Group PLC	336,879	6,027,726
Barclays PLC	5,899,677	30,252,350
Beazley PLC	1,700,029	20,797,765
British American Tobacco PLC	434,732	23,069,573
Burberry Group PLC (a)	207,456	3,274,208
Convatec Group PLC	2,971,176	9,280,439
Croda International PLC	189,991	6,944,320
Hiscox Ltd.	748,116	13,789,852
London Stock Exchange Group PLC	104,729	12,026,246
National Grid PLC	1,190,294	17,159,989
NatWest Group PLC	3,686,013	25,872,435
Next PLC	50,141	8,352,284
Spirax Group PLC	96,501	8,902,316
Weir Group PLC	265,139	9,803,060
Whitbread PLC	145,513	6,334,836
		201,887,399
United States — 17.2%
Aon PLC - Class A	41,033	14,631,547
Cadence Design Systems, Inc. (a)	40,955	14,385,853
CSL Ltd.	79,753	10,477,344
James Hardie Industries PLC (a)	391,851	7,291,271
Security Description	Shares/ Principal Amount*	Value
United States — (Continued)
Linde PLC	55,222	$26,230,450
Mastercard, Inc. - Class A	30,059	17,097,860
Nestle SA	289,339	26,578,155
Qiagen NV (b)	253,308	11,250,413
Roche Holding AG	110,001	36,204,766
Sanofi SA	161,365	15,252,909
Schneider Electric SE	139,014	39,244,419
Spotify Technology SA (a)	18,718	13,065,164
Willis Towers Watson PLC (b)	31,819	10,991,873
		242,702,024
Total Common Stocks (Cost $1,031,451,303)		1,379,880,067

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	9,715	0

Short-Term Investments—2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25 with a maturity value of $27,416,439; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $27,962,457	27,414,154	27,414,154
Total Short-Term Investments (Cost $27,414,154)		27,414,154

Securities Lending Reinvestments (c)—7.3%
Short-Term Investment Funds — 0.8%
Allspring Government Money Market Fund, Select Class, 4.070% (d)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.020% (d)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.000% (d)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class , 4.040% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.990% (d)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.050% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.050% (d)	2,000,000	2,000,000
		11,000,000

Commercial Paper — 0.1%
Ionic Funding LLC
4.130%, 10/02/25	2,000,000	1,999,518
Time Deposits — 1.3%
Banco Santander SA 4.090%, 10/01/25	4,000,000	4,000,000
BHFTI-227

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits — (Continued)
Canadian Imperial Bank 4.060%, 10/01/25	2,000,000	$2,000,000
DNB Bank ASA 4.040%, 10/01/25	2,000,000	2,000,000
DZ Bank AG (NY) 4.080%, 10/01/25	2,000,000	2,000,000
Nordea Bank Abp 4.060%, 10/01/25	4,000,000	4,000,000
Skandinaviska (NY) 4.060%, 10/01/25	2,000,000	2,000,000
Svenska (NY) 4.060%, 10/01/25	2,000,000	2,000,000
		18,000,000
Repurchase Agreements — 5.1%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $5,000,583; collateralized by various Common Stock with an aggregate market value of $5,561,679	5,000,000	5,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $14,001,641; collateralized by various Common Stock with an aggregate market value of $15,572,701	14,000,000	14,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $3,000,356; collateralized by various Common Stock with an aggregate market value of $3,337,007	3,000,000	3,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $7,000,813; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $7,140,003	7,000,000	7,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $10,001,153; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $10,200,001	10,000,000	10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $16,143,806; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $16,464,766	16,141,928	16,141,928
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $7,000,833; collateralized by various Common Stock with an aggregate market value of $7,805,660	7,000,000	7,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $2,700,307; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $2,754,000	2,700,000	$2,700,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $5,000,582; collateralized by various Common Stock with an aggregate market value of $5,500,640	5,000,000	5,000,000
		71,841,928
Total Securities Lending Reinvestments (Cost $102,841,699)		102,841,446
Total Investments—107.0% (Cost $1,161,707,156)		1,510,135,667
Other assets and liabilities (net)—(7.0)%		(98,270,037)
Net Assets—100.0%		$1,411,865,630

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $108,091,297 and the collateral received consisted of cash in the amount of $102,840,322 and non-cash collateral with a value of $17,527,920. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.

Ten Largest Industries as of September 30, 2025 (Unaudited)	% of Net Assets
Banks	13.1
Pharmaceuticals	6.9
Insurance	6.1
Electrical Equipment	5.7
Chemicals	5.4
Capital Markets	4.8
Machinery	4.7
Semiconductors & Semiconductor Equipment	4.3
Oil, Gas & Consumable Fuels	3.9
Aerospace & Defense	3.0
BHFTI-228

Brighthouse Funds Trust I
MFS® Research International Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$27,288,311	$—	$27,288,311
Austria	—	8,740,519	—	8,740,519
Brazil	20,484,953	—	—	20,484,953
Canada	31,294,038	—	—	31,294,038
China	—	3,221,228	—	3,221,228
Denmark	—	25,723,128	—	25,723,128
France	—	119,206,419	—	119,206,419
Germany	—	70,278,342	—	70,278,342
Greece	—	2,306,401	—	2,306,401
Hong Kong	—	26,696,686	—	26,696,686
India	—	21,346,298	—	21,346,298
Ireland	—	23,855,388	—	23,855,388
Italy	9,277,975	21,856,087	—	31,134,062
Japan	185,790	271,527,315	—	271,713,105
Macau	—	3,724,355	—	3,724,355
Netherlands	—	100,163,589	—	100,163,589
Portugal	—	20,725,311	—	20,725,311
South Korea	—	15,607,537	—	15,607,537
Spain	—	22,715,769	—	22,715,769
Sweden	—	13,554,059	—	13,554,059
Switzerland	—	46,059,919	—	46,059,919
Taiwan	—	22,338,093	—	22,338,093
Thailand	7,113,134	—	—	7,113,134
United Kingdom	—	201,887,399	—	201,887,399
United States	96,402,747	146,299,277	—	242,702,024
Total Common Stocks	164,758,637	1,215,121,430	—	1,379,880,067
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	27,414,154	—	27,414,154
Securities Lending Reinvestments
Short-Term Investment Funds	11,000,000	—	—	11,000,000
Commercial Paper	—	1,999,518	—	1,999,518
Time Deposits	—	18,000,000	—	18,000,000
Repurchase Agreements	—	71,841,928	—	71,841,928
Total Securities Lending Reinvestments	11,000,000	91,841,446	—	102,841,446
Total Investments	$175,758,637	$1,334,377,030	$—	$1,510,135,667
Collateral for Securities Loaned (Liability)	$—	$(102,840,322)	$—	$(102,840,322)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-229

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—93.8% of Net Assets

Security Description	Shares	Value

Beverages — 0.7%
Celsius Holdings, Inc. (a)	173,563	$9,978,137
Biotechnology — 4.1%
Alnylam Pharmaceuticals, Inc. (a) (b)	10,866	4,954,896
Argenx SE (ADR) (a)	5,843	4,309,563
ProKidney Corp. (a) (b)	849,350	2,055,427
Roivant Sciences Ltd. (a) (b)	3,122,886	47,249,265
		58,569,151
Broadline Retail — 1.5%
Global-e Online Ltd. (a) (b)	597,157	21,354,334
Capital Markets — 2.3%
Coinbase Global, Inc. - Class A (a)	99,267	33,501,620
Entertainment — 7.5%
ROBLOX Corp. - Class A (a)	775,238	107,385,968
Financial Services — 9.0%
Affirm Holdings, Inc. (a) (b)	1,276,793	93,308,032
Federal National Mortgage Association (a) (b)	3,005,474	36,215,962
		129,523,994
Health Care Providers & Services — 1.1%
agilon health, Inc. (a) (b)	8,222,166	8,468,831
HealthEquity, Inc. (a)	79,756	7,558,476
		16,027,307
IT Services — 16.7%
Cloudflare, Inc. - Class A (a) (b)	875,081	187,783,632
MongoDB, Inc. (a)	169,648	52,655,346
		240,438,978
Machinery — 1.0%
Symbotic, Inc. (a) (b)	267,081	14,395,666
Media — 2.7%
Trade Desk, Inc. - Class A (a)	803,612	39,385,024
Metals & Mining — 0.5%
MP Materials Corp. (a)	114,030	7,647,992
Personal Care Products — 3.7%
Oddity Tech Ltd. - Class A (a) (b)	854,285	53,221,956
Pharmaceuticals — 4.6%
Royalty Pharma PLC - Class A (b)	1,872,466	66,060,600
Real Estate Management & Development — 2.4%
Landbridge Co. LLC - Class A (b)	518,982	27,687,690
Opendoor Technologies, Inc. (a) (b)	838,263	6,680,956
		34,368,646
Software — 12.9%
Aurora Innovation, Inc. (a) (b)	10,011,329	53,961,063
BitMine Immersion Technologies, Inc. (a) (b)	539,853	28,034,566
Circle Internet Group, Inc. (a) (b)	28,288	3,750,423
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Figma, Inc. - Class A (a) (b)	513,634	$26,642,196
Samsara, Inc. - Class A (a) (b)	569,385	21,209,591
Strategy, Inc. - Class A (a) (b)	158,145	50,955,901
		184,553,740
Specialty Retail — 5.8%
Carvana Co. (a)	97,502	36,781,655
Floor & Decor Holdings, Inc. - Class A (a) (b)	628,183	46,297,087
		83,078,742
Technology Hardware, Storage & Peripherals — 7.4%
IonQ, Inc. (a) (b)	1,734,722	106,685,403
Trading Companies & Distributors — 9.9%
Core & Main, Inc. - Class A (a) (b)	1,084,565	58,382,134
QXO, Inc. (a) (b)	4,358,695	83,076,727
		141,458,861
Total Common Stocks (Cost $1,024,566,279)		1,347,636,119

Convertible Preferred Stocks—3.3%
Software — 3.3%
Databricks, Inc. - Series H † (a) (c) (d)	229,833	34,474,950
Databricks, Inc. - Series I † (a) (c) (d)	83,793	12,568,950
Total Convertible Preferred Stocks (Cost $23,047,864)		47,043,900

Escrow Shares—0.0%
Broadline Retail — 0.0%
Flipkart Ltd. † (a) (c) (d) (Cost $0)	60,812	12,466

Short-Term Investments—3.6%
Repurchase Agreement—3.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $50,981,066; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $51,996,397	50,976,818	50,976,818
Total Short-Term Investments (Cost $50,976,818)		50,976,818

Securities Lending Reinvestments (e)—13.9%
Short-Term Investment Funds—0.2%
Allspring Government Money Market Fund, Select Class 4.070% (f)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (f)	1,000,000	1,000,000
BHFTI-230

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (f)	1,000,000	$1,000,000
		3,000,000

Certificates of Deposit—1.2%
Bank of Montreal
4.500%, SOFR + 0.370%, 08/07/26 (g)	2,000,000	2,000,504
Barclays Bank PLC
4.360%, SOFR + 0.200%, 10/01/25 (g)	1,000,000	999,999
Commonwealth Bank of Australia
4.510%, SOFR + 0.380%, 04/13/26 (g)	1,000,000	1,000,967
Mizuho Bank Ltd.
4.400%, SOFR + 0.240%, 01/13/26 (g)	3,000,000	3,000,255
4.450%, SOFR + 0.290%, 11/13/25 (g)	2,000,000	2,000,266
Skandinaviska Enskilda Banken AB
4.360%, SOFR + 0.200%, 12/08/25 (g)	2,000,000	1,999,994
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (g)	1,000,000	1,000,055
Sumitomo Mitsui Banking Corp.
4.360%, SOFR + 0.230%, 01/30/26 (g)	1,000,000	1,000,101
4.480%, SOFR + 0.350%, 10/14/25 (g)	2,000,000	2,000,134
Sumitomo Mitsui Trust Bank Ltd.
4.500%, 10/10/25	2,000,000	2,000,240
		17,002,515
Commercial Paper—0.8%
Chesham Finance Ltd./Chesham Finance LLC
4.090%, 10/03/25	3,000,000	2,998,959
Ionic Funding LLC
4.130%, 10/02/25	5,000,000	4,998,795
Salisbury Receivables Co. LLC
4.150%, 12/11/25	1,000,000	991,606
4.180%, 12/08/25	1,000,000	991,950
Westpac Banking Corp.
4.530%, SOFR + 0.400%, 04/10/26 (g)	2,000,000	2,001,684
		11,982,994
Repurchase Agreements—9.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $10,001,167; collateralized by various Common Stock with an aggregate market value of $11,123,358	10,000,000	10,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $5,000,586; collateralized by various Common Stock with an aggregate market value of $5,561,679	5,000,000	5,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $22,652,687; collateralized by various Common Stock with an aggregate market value of $25,194,405	22,650,000	22,650,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $1,517,312; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $1,671,022	1,500,000	$1,500,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $15,001,742; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $15,300,007	15,000,000	15,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $5,119,589; collateralized by various Common Stock with an aggregate market value of $5,500,001	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $4,600,530; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $4,692,001	4,600,000	4,600,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $6,701,857; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $6,835,099	6,701,077	6,701,077
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $13,801,641; collateralized by various Common Stock with an aggregate market value of $15,388,300	13,800,000	13,800,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $17,014,214; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $18,907,194	17,000,000	17,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/25 at 4.330%, due on 10/07/25 with a maturity value of $19,015,997; collateralized by various Common Stock with an aggregate market value of $21,187,644	19,000,000	19,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $6,025,434; collateralized by various Common Stock with an aggregate market value of $6,667,474	6,000,000	6,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $4,900,557; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $4,998,001	4,900,000	4,900,000
BHFTI-231

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $4,000,473; collateralized by various Common Stock with an aggregate market value of $4,449,768	4,000,000	$4,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $7,000,815; collateralized by various Common Stock with an aggregate market value of $7,700,908	7,000,000	7,000,000
		142,151,077
Time Deposits—1.8%
Banco Santander SA
4.090%, 10/01/25	7,000,000	7,000,000
Canadian Imperial Bank
4.060%, 10/01/25	2,000,000	2,000,000
DNB Bank ASA
4.040%, 10/01/25	5,000,000	5,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	2,000,000	2,000,000
Nordea Bank Abp
4.060%, 10/01/25	2,000,000	2,000,000
Skandinaviska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
Svenska (NY)
4.060%, 10/01/25	5,000,000	5,000,000
		25,000,000
Total Securities Lending Reinvestments (Cost $199,133,754)		199,136,586
Total Purchased Options—0.0% (h) (Cost $7,680,987)		583,211
Total Investments—114.6% (Cost $1,305,405,702)		1,645,389,100
Other assets and liabilities (net)—(14.6)%		(209,320,279)
Net Assets—100.0%		$1,436,068,821

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2025, the market value of restricted securities was
$47,056,366, which is 3.3% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $282,432,268 and the collateral received consisted of cash in the amount of $199,125,588 and non-cash collateral with a value of $94,924,309. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 3.3% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(g)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. - Series H	08/31/21	229,833	$16,889,079	$34,474,950
Databricks, Inc. - Series I	09/14/23	83,793	6,158,785	12,568,950
Flipkart Ltd.	08/20/18	60,812	0	12,466
				$47,056,366
BHFTI-232

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investments in Derivative Instruments
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.580	08/11/26	SCB	439,620,734	USD	439,620,734	$1,438,407	$469,515	$(968,892)
USD Call/CNH Put	CNH	7.710	05/13/26	GSI	323,673,593	USD	323,673,593	1,347,326	67,324	(1,280,002)
USD Call/CNH Put	CNH	7.765	10/16/25	SCB	272,541,046	USD	272,541,046	1,186,099	273	(1,185,826)
USD Call/CNH Put	CNH	7.820	02/25/26	JPMC	310,359,994	USD	310,359,994	1,281,475	23,277	(1,258,198)
USD Call/CNH Put	CNH	7.900	04/01/26	SCB	208,557,842	USD	208,557,842	1,013,387	22,524	(990,863)
USD Call/CNH Put	CNH	8.023	12/02/25	GSI	298,350,898	USD	298,350,898	1,414,293	298	(1,413,995)
Totals								$7,680,987	$583,211	$(7,097,776)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,347,636,119	$—	$—	$1,347,636,119
Total Convertible Preferred Stocks*	—	—	47,043,900	47,043,900
Total Escrow Shares*	—	—	12,466	12,466
Total Short-Term Investments*	—	50,976,818	—	50,976,818
Securities Lending Reinvestments
Short-Term Investment Funds	3,000,000	—	—	3,000,000
Certificates of Deposit	—	17,002,515	—	17,002,515
Commercial Paper	—	11,982,994	—	11,982,994
Repurchase Agreements	—	142,151,077	—	142,151,077
Time Deposits	—	25,000,000	—	25,000,000
Total Securities Lending Reinvestments	3,000,000	196,136,586	—	199,136,586
Total Purchased Options at Value*	—	583,211	—	583,211
Total Investments	$1,350,636,119	$247,696,615	$47,056,366	$1,645,389,100
Collateral for Securities Loaned (Liability)	$—	$(199,125,588)	$—	$(199,125,588)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2024	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2025	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at September 30, 2025
Convertible Preferred Stocks
Software	$29,010,405	$18,033,495	$47,043,900	$18,033,495
Escrow Shares
Broadline Retail	12,466	—	12,466	—
	$29,022,871	$18,033,495	$47,056,366	$18,033,495
BHFTI-233

Brighthouse Funds Trust I
Morgan Stanley Discovery Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)

	Fair Value at September 30, 2025	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$47,043,900	Market Transaction Method	Precedent Transaction	$150.00	$150.00	$150.00	Increase
Escrow Shares
Broadline Retail	12,466	Liquidation Value	Estimated Distribution Per Share	$0.84	$0.84	$0.84	Increase
			Discount for Lack of Certainty	75.00%	75.00%	75.00%	Decrease
BHFTI-234

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—11.8% of Net Assets

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury — 11.8%
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (a)	1,256,470	$742,476
1.000%, 02/15/49 (a)	2,567,460	1,893,006
1.500%, 02/15/53 (a)	7,063,680	5,650,808
2.125%, 02/15/40 (a)	4,035,285	4,064,478
U.S. Treasury Inflation-Indexed Notes
0.125%, 10/15/25 (a)	4,170,649	4,167,554
0.125%, 04/15/26 (a)	3,202,602	3,185,682
0.125%, 01/15/30 (a)	7,533,300	7,191,364
0.125%, 07/15/30 (a)	15,119,040	14,374,014
0.125%, 01/15/31 (a)	12,409,200	11,651,364
0.125%, 07/15/31 (a)	9,642,000	9,003,493
0.375%, 07/15/27 (a)	2,997,649	2,977,272
0.500%, 01/15/28 (a)	7,451,567	7,364,949
0.875%, 01/15/29 (a)	5,424,317	5,382,745
1.125%, 01/15/33 (a)	14,097,850	13,662,947
1.250%, 04/15/28 (a)	3,230,850	3,243,186
1.375%, 07/15/33 (a)	8,509,040	8,377,475
1.625%, 10/15/29 (a)	9,239,580	9,422,335
1.750%, 01/15/34 (a)	13,661,440	13,725,049
1.875%, 07/15/34 (a)	9,265,230	9,399,685
2.125%, 04/15/29 (a)	13,576,810	14,013,773
Total U.S. Treasury & Government Agencies (Cost $149,346,257)		149,493,655

Common Stocks—9.4%
Aerospace & Defense — 0.2%
Elbit Systems Ltd.	343	173,789
General Dynamics Corp.	4,909	1,673,969
Singapore Technologies Engineering Ltd.	37,800	252,664
		2,100,422
Automobile Components — 0.1%
Bridgestone Corp.	8,700	402,281
Cie Generale des Etablissements Michelin SCA	9,668	347,268
		749,549
Banks — 1.0%
ANZ Group Holdings Ltd.	6,452	141,474
Banco Bilbao Vizcaya Argentaria SA	13,008	250,254
Bank Leumi Le-Israel BM	53,555	1,056,056
Bank of Montreal	1,513	197,156
Bank of Nova Scotia	2,515	162,625
BOC Hong Kong Holdings Ltd.	69,500	326,720
Canadian Imperial Bank of Commerce	1,961	156,702
Commerzbank AG	36,243	1,365,124
DBS Group Holdings Ltd.	5,800	229,709
Erste Group Bank AG	6,022	588,684
Hang Seng Bank Ltd.	17,200	262,076
HSBC Holdings PLC	39,680	560,074
ING Groep NV	7,750	201,973
Intesa Sanpaolo SpA	73,355	485,105
Israel Discount Bank Ltd. - Class A	28,682	283,627
Japan Post Bank Co. Ltd.	10,500	128,673
Security Description	Shares	Value
Banks—(Continued)
KBC Group NV	6,702	$803,293
Mediobanca Banca di Credito Finanziario SpA	63,929	1,294,228
NatWest Group PLC	208,073	1,460,482
Oversea-Chinese Banking Corp. Ltd.	22,000	280,558
Standard Chartered PLC	46,919	909,267
UniCredit SpA	17,414	1,322,136
Westpac Banking Corp.	7,479	192,419
		12,658,415
Beverages — 0.1%
Coca-Cola Co.	3,739	247,971
Coca-Cola Europacific Partners PLC	2,047	185,069
Coca-Cola HBC AG	2,276	107,367
Keurig Dr. Pepper, Inc.	9,332	238,060
PepsiCo, Inc.	571	80,191
		858,658
Biotechnology — 0.0%
Moderna, Inc. (b)	11,187	288,960
Broadline Retail — 0.1%
Dollarama, Inc.	3,522	464,488
Next PLC	3,354	558,696
		1,023,184
Building Products — 0.2%
Assa Abloy AB - Class B	3,464	121,542
Cie de Saint-Gobain SA	10,438	1,137,123
Geberit AG	932	704,399
		1,963,064
Capital Markets — 0.0%
3i Group PLC	2,001	110,328
FactSet Research Systems, Inc.	228	65,320
Singapore Exchange Ltd.	22,000	282,233
		457,881
Chemicals — 0.2%
Air Liquide SA	1,470	305,924
BASF SE	4,536	226,092
Ecolab, Inc.	885	242,366
EMS-Chemie Holding AG	219	155,462
Linde PLC	2,797	1,328,575
Sika AG	880	197,214
		2,455,633
Commercial Services & Supplies — 0.2%
Brambles Ltd.	63,523	1,047,460
Republic Services, Inc.	5,194	1,191,919
Secom Co. Ltd.	3,000	109,989
		2,349,368
Communications Equipment — 0.1%
Cisco Systems, Inc.	6,735	460,809
BHFTI-235

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Communications Equipment—(Continued)
Telefonaktiebolaget LM Ericsson - B Shares	92,035	$763,428
		1,224,237
Construction & Engineering — 0.0%
Kajima Corp.	4,100	119,492
Construction Materials — 0.2%
Amrize Ltd. (b)	2,635	127,694
Heidelberg Materials AG	5,691	1,281,211
Holcim AG	12,899	1,097,797
		2,506,702
Consumer Staples Distribution & Retail — 0.2%
Carrefour SA	9,238	139,877
Empire Co. Ltd. - Class A	5,451	195,644
George Weston Ltd.	3,762	229,472
Koninklijke Ahold Delhaize NV	10,761	435,348
Metro, Inc.	3,843	258,105
Tesco PLC	156,348	937,190
		2,195,636
Containers & Packaging — 0.2%
Amcor PLC	148,519	1,214,885
Avery Dennison Corp.	599	97,140
CCL Industries, Inc. - Class B	3,076	173,372
Packaging Corp. of America	6,964	1,517,665
		3,003,062
Diversified Consumer Services — 0.0%
Pearson PLC	9,678	137,548
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	52,085	1,470,880
Deutsche Telekom AG	7,584	258,391
Elisa OYJ	5,665	297,246
Koninklijke KPN NV	21,041	101,028
Orange SA	23,444	380,328
Singapore Telecommunications Ltd.	62,300	199,309
Swisscom AG	655	475,507
Telia Co. AB	65,898	251,604
Verizon Communications, Inc.	40,469	1,778,613
		5,212,906
Electric Utilities — 0.3%
Alliant Energy Corp.	24,630	1,660,308
BKW AG	1,292	275,805
CLP Holdings Ltd.	28,500	236,219
Fortis, Inc.	6,952	352,620
Fortum OYJ	15,341	289,978
Hydro One Ltd.	8,144	290,544
Pinnacle West Capital Corp.	1,227	110,013
		3,215,487
Electrical Equipment — 0.1%
ABB Ltd.	9,946	716,845
Security Description	Shares	Value
Electrical Equipment—(Continued)
AMETEK, Inc.	3,139	$590,132
Legrand SA	946	157,804
Prysmian SpA	958	95,689
		1,560,470
Electronic Equipment, Instruments & Components — 0.2%
Kyocera Corp.	51,300	696,990
TE Connectivity PLC	2,854	626,539
Teledyne Technologies, Inc. (b)	2,026	1,187,317
Yokogawa Electric Corp.	6,100	175,084
		2,685,930
Financial Services — 0.0%
Berkshire Hathaway, Inc. - Class B (b)	228	114,625
Food Products — 0.4%
Campbell's Co.	11,045	348,801
Conagra Brands, Inc.	23,459	429,534
Danone SA	1,522	132,603
General Mills, Inc.	12,729	641,796
Hershey Co.	2,283	427,035
Hormel Foods Corp.	23,716	586,734
J.M. Smucker Co.	2,940	319,284
Kellanova	4,909	402,636
Kraft Heinz Co.	4,053	105,540
McCormick & Co., Inc.	9,561	639,727
Mondelez International, Inc. - Class A	8,276	517,002
Nestle SA	2,272	208,702
Saputo, Inc.	3,743	90,906
Tyson Foods, Inc. - Class A	8,733	474,202
WH Group Ltd.	141,000	153,256
Wilmar International Ltd.	96,100	212,636
		5,690,394
Gas Utilities — 0.0%
AltaGas Ltd.	2,502	77,090
Hong Kong & China Gas Co. Ltd.	233,000	202,537
		279,627
Ground Transportation — 0.0%
East Japan Railway Co.	4,300	105,370
Hankyu Hanshin Holdings, Inc.	3,900	115,046
		220,416
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	5,908	791,317
Becton Dickinson & Co.	1,199	224,417
Boston Scientific Corp. (b)	6,107	596,226
Cooper Cos., Inc. (b)	5,251	360,009
Medtronic PLC	7,591	722,967
Smith & Nephew PLC	7,485	134,864
Sonova Holding AG	2,609	714,875
STERIS PLC	1,170	289,505
Stryker Corp.	1,370	506,448
BHFTI-236

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Zimmer Biomet Holdings, Inc.	2,140	$210,790
		4,551,418
Health Care Providers & Services — 0.0%
Henry Schein, Inc. (b)	6,507	431,870
Labcorp Holdings, Inc.	656	188,311
NMC Health PLC (b) (c) (d)	1,427	0
		620,181
Hotels, Restaurants & Leisure — 0.1%
Compass Group PLC	2,992	101,936
Genting Singapore Ltd.	197,200	112,303
McDonald's Corp.	599	182,030
Restaurant Brands International, Inc.	3,482	223,376
Yum! Brands, Inc.	7,620	1,158,240
		1,777,885
Household Products — 0.1%
Church & Dwight Co., Inc.	5,879	515,176
Kimberly-Clark Corp.	2,026	251,913
Procter & Gamble Co.	2,312	355,239
Reckitt Benckiser Group PLC	1,231	95,071
		1,217,399
Industrial Conglomerates — 0.1%
Jardine Matheson Holdings Ltd.	6,300	398,478
Keppel Ltd.	31,900	220,573
Sekisui Chemical Co. Ltd.	9,600	178,513
Siemens AG	1,797	484,863
Smiths Group PLC	6,025	192,200
		1,474,627
Insurance — 1.1%
Allianz SE	3,729	1,567,457
Allstate Corp.	2,711	581,916
Arthur J Gallagher & Co.	1,998	618,861
Assurant, Inc.	3,996	865,534
Aviva PLC	83,717	775,229
AXA SA	26,629	1,275,020
Baloise Holding AG	702	173,703
Brown & Brown, Inc.	5,194	487,145
Chubb Ltd.	2,454	692,642
Everest Group Ltd.	913	319,760
Generali	38,268	1,503,693
Hartford Insurance Group, Inc.	2,483	331,207
Japan Post Holdings Co. Ltd.	10,200	101,264
Japan Post Insurance Co. Ltd.	4,600	130,236
Manulife Financial Corp.	48,953	1,525,187
Marsh & McLennan Cos., Inc.	3,653	736,189
NN Group NV	9,733	687,181
Travelers Cos., Inc.	2,683	749,147
W.R. Berkley Corp.	10,474	802,518
Zurich Insurance Group AG	344	245,538
		14,169,427
Security Description	Shares	Value
Interactive Media & Services — 0.0%
Auto Trader Group PLC	8,247	$87,504
Scout24 SE	2,025	253,541
		341,045
IT Services — 0.3%
Accenture PLC - Class A	2,940	725,004
CGI, Inc.	1,251	111,428
Cognizant Technology Solutions Corp. - Class A	16,267	1,091,028
SCSK Corp.	6,500	194,806
Wix.com Ltd. (b)	6,340	1,126,174
		3,248,440
Machinery — 0.2%
Dover Corp.	6,050	1,009,322
GEA Group AG	5,664	418,437
Illinois Tool Works, Inc.	3,368	878,240
Sandvik AB	3,749	104,987
Schindler Holding AG	486	175,710
		2,586,696
Media — 0.2%
Comcast Corp. - Class A	28,682	901,189
Fox Corp. - Class B	30,452	1,744,595
		2,645,784
Metals & Mining — 0.5%
Anglo American PLC	26,911	1,013,197
BHP Group Ltd.	58,840	1,644,071
Fortescue Ltd.	90,170	1,118,543
Newmont Corp.	16,182	1,364,304
Rio Tinto Ltd.	12,738	1,029,861
Rio Tinto PLC	2,708	178,458
		6,348,434
Multi-Utilities — 0.4%
Ameren Corp.	1,827	190,702
Canadian Utilities Ltd. - Class A	8,556	239,337
CMS Energy Corp.	22,318	1,635,017
Consolidated Edison, Inc.	9,504	955,342
DTE Energy Co.	1,684	238,168
Engie SA	9,874	211,803
WEC Energy Group, Inc.	14,584	1,671,181
		5,141,550
Oil, Gas & Consumable Fuels — 0.6%
Exxon Mobil Corp.	12,415	1,399,791
Kinder Morgan, Inc.	40,754	1,153,746
OMV AG	5,999	319,910
ONEOK, Inc.	17,923	1,307,841
Shell PLC	44,103	1,570,225
Targa Resources Corp.	2,511	420,693
Williams Cos., Inc.	17,523	1,110,082
		7,282,288
BHFTI-237

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Paper & Forest Products — 0.1%
Holmen AB - B Shares	4,049	$153,770
Mondi PLC	8,856	122,647
Svenska Cellulosa AB SCA - Class B	10,617	140,664
UPM-Kymmene OYJ	17,872	489,401
		906,482
Personal Care Products — 0.0%
Beiersdorf AG	2,586	270,554
Unilever PLC	1,984	117,278
		387,832
Pharmaceuticals — 0.3%
Astellas Pharma, Inc.	54,800	597,656
Haleon PLC	29,539	133,426
Johnson & Johnson	4,138	767,268
Merck & Co., Inc.	2,511	210,748
Novartis AG	2,151	276,598
Pfizer, Inc.	7,021	178,895
Roche Holding AG (Bearer Shares)	426	146,878
Takeda Pharmaceutical Co. Ltd.	14,038	409,822
UCB SA	521	144,145
Zoetis, Inc.	3,139	459,298
		3,324,734
Professional Services — 0.1%
Experian PLC	3,092	155,720
Paychex, Inc.	400	50,704
RELX PLC	6,487	309,833
Wolters Kluwer NV	5,454	744,513
		1,260,770
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd.	45,000	218,385
Hongkong Land Holdings Ltd.	48,300	305,642
Sino Land Co. Ltd.	116,000	146,857
		670,884
Semiconductors & Semiconductor Equipment — 0.1%
ASML Holding NV	140	136,495
Tokyo Electron Ltd.	6,200	1,117,860
		1,254,355
Software — 0.1%
Check Point Software Technologies Ltd. (b)	531	109,869
Descartes Systems Group, Inc. (b)	3,418	321,833
Roper Technologies, Inc.	2,369	1,181,397
Sage Group PLC	8,160	121,156
SAP SE	621	166,485
		1,900,740
Specialty Retail — 0.3%
Home Depot, Inc.	2,997	1,214,354
Kingfisher PLC	28,629	119,559
Lowe's Cos., Inc.	5,337	1,341,241
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
TJX Cos., Inc.	8,876	$1,282,937
		3,958,091
Technology Hardware, Storage & Peripherals — 0.0%
Logitech International SA	1,406	154,852
Textiles, Apparel & Luxury Goods — 0.0%
Cie Financiere Richemont SA - Class A	777	149,090
Tobacco — 0.1%
Altria Group, Inc.	7,192	475,104
British American Tobacco PLC	1,809	95,997
Imperial Brands PLC	3,843	163,249
		734,350
Wireless Telecommunication Services — 0.0%
Tele2 AB - B Shares	13,684	233,445
Vodafone Group PLC	74,811	86,750
		320,195
Total Common Stocks (Cost $112,489,214)		119,499,215

Rights—0.0%
Financial Services — 0.0%
Sofina SA (b)	35	78
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc. (b) (c) (d)	1,165	0
Total Rights (Cost $1,188)		78

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (b) (Cost $0)	179	0

Short-Term Investments—77.8%
U.S. Treasury—6.6%
U.S. Treasury Bills
4.222%, 10/07/25 (e) (f)	84,000,000	83,943,058

Short-Term Investment Funds—71.2%
BlackRock Liquidity Funds T-Fund, Institutional Shares
4.002% (g)	235,824,021	235,824,021
Dreyfus Treasury & Agency Cash Management, Institutional Shares
3.996% (g)	249,120,115	249,120,115
Goldman Sachs Financial Square Government Fund, Institutional Shares
4.032% (g)	244,576,949	244,576,949
BHFTI-238

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Shares	Value
Short-Term Investment Funds —(Continued)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
4.070% (g)	172,455,999	$172,455,999
Total Short-Term Investment Funds (Cost $901,977,084)		901,977,084
Total Short-Term Investments (Cost $985,917,984)		985,920,142
Total Investments—99.0% (Cost $1,247,754,643)		1,254,913,090
Other assets and liabilities (net)—1.0%		12,973,173
Net Assets—100.0%		$1,267,886,263

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees.
As of September 30, 2025, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $83,943,058.
(f)	The rate shown represents current yield to maturity.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/25	889	AUD	100,769,617	$(55,702)
Brent Crude Oil Futures	11/28/25	171	USD	11,221,020	(321,848)
Cattle Feeder Futures	11/20/25	313	USD	56,238,275	1,266,938
Cattle Feeder Futures	01/29/26	68	USD	12,003,700	390,976
Cocoa Futures	03/16/26	43	USD	2,922,280	(194,833)
Coffee “C” Futures	12/18/25	34	USD	4,779,338	1,128,181
Copper Futures	12/29/25	464	USD	56,335,400	3,141,384
Corn Futures	12/12/25	763	USD	15,851,325	(309,276)
Cotton No. 2 Futures	12/08/25	18	USD	591,930	(23,257)
DAX Index Futures	12/19/25	37	EUR	22,210,175	134,144
Euro-Bobl Futures	12/08/25	334	EUR	39,348,540	(41,903)
Euro-BTP Futures	12/08/25	568	EUR	68,069,120	570,858
Euro-Bund Futures	12/08/25	730	EUR	93,856,100	403,559
Euro-Buxl 30 Year Bond Futures	12/08/25	81	EUR	9,272,880	193,680
FTSE 100 Index Futures	12/19/25	308	GBP	28,975,100	295,266
Gold 100 oz. Futures	12/29/25	202	USD	78,238,640	9,224,862
Hang Seng Index Futures	10/30/25	176	HKD	236,825,600	410,098
IBEX 35 Index Futures	10/17/25	144	EUR	22,331,664	464,432
Japanese Government 10 Year Bond Futures	12/15/25	161	JPY	21,862,190,000	(1,291,550)
Lean Hogs Futures	12/12/25	1,343	USD	47,663,070	1,210,756
Lean Hogs Futures	02/13/26	69	USD	2,492,280	11,081
Lean Hogs Futures	04/15/26	45	USD	1,671,300	(767)
Live Cattle Futures	12/31/25	894	USD	83,955,540	(251,334)
Live Cattle Futures	02/27/26	45	USD	4,269,150	(2,318)
LME Nickel Futures	12/15/25	139	USD	12,685,499	122,654
LME Primary Aluminum Futures	12/15/25	157	USD	10,522,493	445,183
LME Zinc Futures	12/15/25	152	USD	11,282,732	766,347
Low Sulphur Gas Oil Futures	12/11/25	176	USD	11,853,600	(79,278)
MSCI Emerging Markets Index Futures	12/19/25	3,125	USD	212,453,125	3,406,521
BHFTI-239

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
NASDAQ 100 Index E-Mini Futures	12/19/25	19	USD	9,462,665	$246,504
New York Harbor ULSD Future	11/28/25	101	USD	9,757,873	158,307
OMX Stockholm 30 Index Futures	10/17/25	1,053	SEK	280,624,500	443,211
RBOB Gasoline Futures	11/28/25	156	USD	12,283,034	(12,829)
Russell 2000 Index E-Mini Futures	12/19/25	592	USD	72,682,800	355,416
S&P 500 Index E-Mini Futures	12/19/25	273	USD	91,983,937	1,031,200
S&P TSX 60 Index Futures	12/18/25	144	CAD	51,056,640	642,452
Silver Futures	12/29/25	194	USD	45,240,800	7,687,458
Soybean Futures	01/14/26	270	USD	13,773,375	(659,016)
Soybean Meal Futures	12/12/25	162	USD	4,427,460	(156,955)
Soybean Oil Futures	12/12/25	366	USD	10,868,004	(933,832)
SPI 200 Index Futures	12/18/25	258	AUD	57,230,850	(7,070)
TOPIX Index Futures	12/11/25	175	JPY	5,496,750,000	230,664
U.K. Long Gilt Bond Futures	12/29/25	651	GBP	59,136,840	410,568
U.S. Treasury Long Bond Futures	12/19/25	953	USD	111,113,844	2,794,690
U.S. Treasury Note 2 Year Futures	12/31/25	3,706	USD	772,324,611	713,413
U.S. Treasury Note 5 Year Futures	12/31/25	2,775	USD	303,016,994	490,390
U.S. Treasury Note 10 Year Futures	12/19/25	378	USD	42,525,000	(59,732)
U.S. Treasury Ultra Long Bond Futures	12/19/25	241	USD	28,935,062	105,756
Wheat Futures	12/12/25	376	USD	9,550,400	(378,766)
WTI Crude Oil Futures	11/20/25	152	USD	9,417,920	(368,377)

Futures Contracts—Short
Australian Dollar Currency Futures	12/15/25	(315)	USD	(20,859,300)	(62,329)
British Pound Currency Futures	12/15/25	(328)	USD	(27,574,550)	215,026
Canadian Dollar Currency Futures	12/16/25	(429)	USD	(30,930,900)	264,153
Euro Currency Futures	12/15/25	(168)	USD	(24,763,200)	75,811
Japanese Yen Currency Futures	12/15/25	(330)	USD	(28,107,750)	150,116
LME Nickel Futures	12/15/25	(20)	USD	(1,825,252)	8,435
LME Primary Aluminum Futures	12/15/25	(23)	USD	(1,541,512)	(35,925)
LME Zinc Futures	12/15/25	(20)	USD	(1,484,570)	(55,739)
Swiss Franc Currency Futures	12/15/25	(154)	USD	(24,395,525)	148,745
Net Unrealized Appreciation					$34,456,599
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$149,493,655	$—	$149,493,655
Common Stocks
Aerospace & Defense	1,673,969	426,453	—	2,100,422
Automobile Components	—	749,549	—	749,549
Banks	516,483	12,141,932	—	12,658,415
Beverages	751,291	107,367	—	858,658
Biotechnology	288,960	—	—	288,960
Broadline Retail	464,488	558,696	—	1,023,184
Building Products	—	1,963,064	—	1,963,064
Capital Markets	65,320	392,561	—	457,881
Chemicals	1,570,941	884,692	—	2,455,633
Commercial Services & Supplies	1,191,919	1,157,449	—	2,349,368
Communications Equipment	460,809	763,428	—	1,224,237
Construction & Engineering	—	119,492	—	119,492
Construction Materials	—	2,506,702	—	2,506,702
Consumer Staples Distribution & Retail	683,221	1,512,415	—	2,195,636
BHFTI-240

Brighthouse Funds Trust I
PanAgora Global Diversified Risk Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Containers & Packaging	$3,003,062	$—	$—	$3,003,062
Diversified Consumer Services	—	137,548	—	137,548
Diversified Telecommunication Services	3,249,493	1,963,413	—	5,212,906
Electric Utilities	2,413,485	802,002	—	3,215,487
Electrical Equipment	590,132	970,338	—	1,560,470
Electronic Equipment, Instruments & Components	1,813,856	872,074	—	2,685,930
Financial Services	114,625	—	—	114,625
Food Products	4,983,197	707,197	—	5,690,394
Gas Utilities	77,090	202,537	—	279,627
Ground Transportation	—	220,416	—	220,416
Health Care Equipment & Supplies	3,701,679	849,739	—	4,551,418
Health Care Providers & Services	620,181	—	0	620,181
Hotels, Restaurants & Leisure	1,563,646	214,239	—	1,777,885
Household Products	1,122,328	95,071	—	1,217,399
Industrial Conglomerates	—	1,474,627	—	1,474,627
Insurance	7,710,106	6,459,321	—	14,169,427
Interactive Media & Services	—	341,045	—	341,045
IT Services	3,053,634	194,806	—	3,248,440
Machinery	1,887,562	699,134	—	2,586,696
Media	2,645,784	—	—	2,645,784
Metals & Mining	1,364,304	4,984,130	—	6,348,434
Multi-Utilities	4,929,747	211,803	—	5,141,550
Oil, Gas & Consumable Fuels	5,392,153	1,890,135	—	7,282,288
Paper & Forest Products	—	906,482	—	906,482
Personal Care Products	—	387,832	—	387,832
Pharmaceuticals	1,616,209	1,708,525	—	3,324,734
Professional Services	50,704	1,210,066	—	1,260,770
Real Estate Management & Development	—	670,884	—	670,884
Semiconductors & Semiconductor Equipment	—	1,254,355	—	1,254,355
Software	1,613,099	287,641	—	1,900,740
Specialty Retail	3,838,532	119,559	—	3,958,091
Technology Hardware, Storage & Peripherals	—	154,852	—	154,852
Textiles, Apparel & Luxury Goods	—	149,090	—	149,090
Tobacco	475,104	259,246	—	734,350
Wireless Telecommunication Services	—	320,195	—	320,195
Total Common Stocks	65,497,113	54,002,102	0	119,499,215
Rights
Financial Services	78	—	—	78
Health Care Equipment & Supplies	—	—	0	0
Total Rights	78	—	0	78
Total Warrants*	—	0	—	0
Short-Term Investments
Short-Term Investment Funds	901,977,084	—	—	901,977,084
U.S. Treasury	—	83,943,058	—	83,943,058
Total Short-Term Investments	901,977,084	83,943,058	—	985,920,142
Total Investments	$967,474,275	$287,438,815	$0	$1,254,913,090
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$39,759,235	$—	$—	$39,759,235
Futures Contracts (Unrealized Depreciation)	(5,302,636)	—	—	(5,302,636)
Total Futures Contracts	$34,456,599	$—	$—	$34,456,599

*	See Consolidated Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTI-241

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—94.4% of Net Assets
Agency Sponsored Mortgage-Backed Securities—18.9% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury — 94.4%
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (a)	17,010,683	$9,425,357
0.125%, 02/15/52 (a)	8,355,024	4,523,675
0.250%, 02/15/50 (a)	17,867,003	10,558,015
0.625%, 02/15/43 (a)	15,314,827	11,623,118
0.750%, 02/15/42 (a) (b)	40,234,572	31,884,465
0.750%, 02/15/45 (a)	28,341,181	21,117,670
0.875%, 02/15/47 (a)	40,329,333	29,758,844
1.000%, 02/15/46 (a) (b)	52,104,685	40,150,627
1.375%, 02/15/44 (a) (b)	39,979,450	34,167,971
1.500%, 02/15/53 (a)	8,585,088	6,867,905
1.750%, 01/15/28 (a) (b)	69,912,912	71,054,732
2.125%, 02/15/40 (a)	19,473,987	19,614,867
2.125%, 02/15/41 (a)	11,844,973	11,828,681
2.125%, 02/15/54 (a)	10,314,990	9,519,077
2.375%, 01/15/27 (a) (c) (d)	608,695	619,410
2.375%, 02/15/55 (a) (b)	12,401,614	12,106,107
2.500%, 01/15/29 (a)	21,444,636	22,405,945
3.375%, 04/15/32 (a) (c) (d)	3,526,966	3,946,694
3.625%, 04/15/28 (a) (b)	36,098,439	38,398,040
3.875%, 04/15/29 (a) (b)	39,938,147	43,659,342
U.S. Treasury Inflation-Indexed Notes
0.125%, 07/15/26 (a)	21,602,669	21,527,149
0.125%, 10/15/26 (a)	29,908,395	29,742,802
0.125%, 04/15/27 (a) (e) (f)	11,097,770	10,944,014
0.125%, 01/15/30 (a) (b)	42,320,912	40,399,969
0.125%, 07/15/30 (a)	29,645,918	28,185,046
0.125%, 01/15/31 (a) (b)	47,314,925	44,425,378
0.125%, 07/15/31 (a)	18,512,640	17,286,706
0.125%, 01/15/32 (a)	7,691,178	7,081,282
0.250%, 07/15/29 (a) (b)	37,556,320	36,429,035
0.375%, 01/15/27 (a)	29,125,958	28,898,199
0.375%, 07/15/27 (a)	29,699,170	29,497,289
0.500%, 01/15/28 (a)	12,928,273	12,777,993
0.625%, 07/15/32 (a) (b)	169,737,550	160,636,559
0.750%, 07/15/28 (a) (c) (d) (e) (f)	5,932,563	5,905,131
0.875%, 01/15/29 (a)	16,778,282	16,649,693
1.125%, 01/15/33 (a) (b)	43,171,458	41,839,668
1.250%, 04/15/28 (a) (c) (d) (e)	6,677,090	6,702,584
1.375%, 07/15/33 (a) (b)	67,449,992	66,407,091
1.625%, 10/15/27 (a) (b)	97,086,078	98,642,114
1.625%, 10/15/29 (a) (b)	63,049,204	64,296,292
1.625%, 04/15/30 (a) (b)	54,404,536	55,237,750
1.750%, 01/15/34 (a)	11,874,944	11,930,235
1.875%, 07/15/34 (a) (b)	46,496,296	47,171,040
1.875%, 07/15/35 (a) (b)	12,482,212	12,583,270
2.125%, 04/15/29 (a)	14,307,869	14,768,361
2.125%, 01/15/35 (a) (b)	18,126,348	18,660,101
2.375%, 10/15/28 (a)	28,791,945	29,989,147
Total U.S. Treasury & Government Agencies (Cost $1,517,923,106)		1,391,844,440

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 2.9%
Federal Home Loan Mortgage Corp. REMICS
4.810%, SOFR30A + 0.464%, 07/15/44 (g)	661,731	$650,674
4.837%, SOFR30A + 0.464%, 01/15/47 (g)	1,011,186	983,080
5.506%, SOFR30A + 1.150%, 08/25/55 (g)	1,274,317	1,278,705
Federal Home Loan Mortgage Corp. STRIPS
4.937%, SOFR30A + 0.564%, 09/15/42 (g)	982,078	966,989
Federal Home Loan Mortgage Corp. Structured Pass- Through Certificates
4.532%, 1M TSFR + 0.374%, 08/25/31 (g)	7,394	7,336
5.353%, 12M MTA + 1.200%, 10/25/44 (g)	587,573	539,352
5.353%, 12M MTA + 1.200%, 02/25/45 (g)	178,568	173,190
Federal National Mortgage Association REMICS
4.523%, SOFR30A + 0.174%, 12/25/36 (g)	8,911	8,758
4.523%, SOFR30A + 0.174%, 07/25/37 (g)	61,726	60,621
4.613%, SOFR30A + 0.264%, 08/25/34 (g)	3,481	3,421
4.821%, SOFR30A + 0.464%, 07/25/37 (g)	1,339	1,325
4.851%, SOFR30A + 0.494%, 07/25/37 (g)	18,865	18,686
5.386%, SOFR30A + 1.030%, 06/25/55 (g)	6,982,976	7,027,405
5.536%, SOFR30A + 1.180%, 08/25/55 (g)	1,074,935	1,079,763
6.373%, 05/25/35 (g)	36,887	37,719
Federal National Mortgage Association Trust
4.821%, SOFR30A + 0.464%, 05/25/42 (g)	13,494	13,455
Government National Mortgage Association REMICS
4.920%, SOFR30A + 0.780%, 10/01/55 (g)	14,900,000	14,900,000
4.927%, 12M TSFR + 0.865%, 08/20/68 (g)	1,914,513	1,920,910
5.289%, SOFR30A + 0.900%, 10/20/72 (g)	2,345,705	2,352,235
5.296%, 1M TSFR + 0.944%, 08/20/66 (g)	56,892	57,054
5.489%, SOFR30A + 1.100%, 05/20/73 (g)	957,748	971,497
5.592%, 12M TSFR + 1.465%, 04/20/67 (g)	869,745	881,531
5.739%, SOFR30A + 1.350%, 07/20/55 (g)	9,356,502	9,391,470
		43,325,176
Agency Mortgage-Backed Securities — 16.0%
Federal Home Loan Mortgage Corp.
4.500%, 08/01/52	326,958	318,640
4.500%, 09/01/52	96,202	93,815
4.500%, 08/01/53	7,908,354	7,692,462
4.500%, 10/01/53	997,676	968,960
5.500%, 07/01/53	4,091,017	4,135,118
6.430%, 1Y H15 + 2.225%, 01/01/34 (g)	8,280	8,482
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920%, 01/25/26	1,129,127	1,122,383
Federal National Mortgage Association
3.000%, 05/01/52	325,879	286,886
4.000%, 10/01/48	363,686	348,183
4.000%, 04/01/49	125,969	120,029
4.000%, 03/01/50	158,770	150,731
4.000%, 08/01/50	218,528	208,706
4.000%, 02/01/52	490,553	463,703
4.500%, 09/01/52	449,946	438,500
5.421%, 12M MTA + 1.200%, 07/01/44 (g)	1,974	1,987
5.421%, 12M MTA + 1.200%, 09/01/44 (g)	5,582	5,638
5.500%, 07/01/53	7,638,949	7,714,197
6.526%, 1Y H15 + 2.360%, 11/01/34 (g)	75,021	78,020
BHFTI-242

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.500%, 05/20/52	24,311,271	$22,363,738
Government National Mortgage Association, TBA
3.500%, TBA (h)	21,900,000	19,964,391
Uniform Mortgage-Backed Security, TBA
4.500%, TBA (h)	98,900,000	95,863,118
6.000%, TBA (h)	48,100,000	49,128,972
6.500%, TBA (h)	24,000,000	24,801,208
		236,277,867
Total Agency Sponsored Mortgage-Backed Securities (Cost $278,298,329)		279,603,043

Asset-Backed Securities—8.0%
Asset-Backed - Home Equity — 0.9%
ACE Securities Corp. Home Equity Loan Trust
4.672%, 1M TSFR + 0.514%, 03/25/37 (g)	429,758	173,802
5.322%, 1M TSFR + 1.164%, 12/25/33 (g)	737,045	739,711
Asset-Backed Securities Corp. Home Equity Loan Trust
5.097%, 1M TSFR + 0.939%, 04/25/34 (g)	1,015,715	1,075,316
Citigroup Mortgage Loan Trust, Inc.
4.452%, 1M TSFR + 0.294%, 03/25/37 (g)	699,809	612,789
4.562%, 1M TSFR + 0.404%, 09/25/36 (144A) (g)	546,803	532,675
4.962%, 1M TSFR + 0.804%, 10/25/35 (g)	3,700,000	3,450,303
First NLC Trust
4.342%, 1M TSFR + 0.184%, 08/25/37 (144A) (g)	714,927	358,083
GSAA Trust
6.720%, 03/25/46 (i)	258,867	134,818
Home Equity Asset Trust
4.947%, 1M TSFR + 0.789%, 02/25/36 (g)	987,518	970,740
5.127%, 1M TSFR + 0.969%, 08/25/34 (g)	159,684	158,976
HSI Asset Securitization Corp. Trust
4.372%, 1M TSFR + 0.214%, 10/25/36 (g)	3,829	1,350
MASTR Asset-Backed Securities Trust
5.022%, 1M TSFR + 0.864%, 10/25/35 (g)	81,426	79,335
Morgan Stanley ABS Capital I, Inc. Trust
4.932%, 1M TSFR + 0.774%, 01/25/35 (g)	397,993	389,648
4.947%, 1M TSFR + 0.789%, 09/25/35 (g)	914,113	877,374
New Century Home Equity Loan Trust
5.037%, 1M TSFR + 0.879%, 02/25/35 (g)	267,131	260,904
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.707%, 1M TSFR + 0.549%, 03/25/36 (g)	314,425	314,482
Residential Asset Securities Corporation Trust
4.732%, 1M TSFR + 0.344%, 06/25/36 (g)	2,388,927	2,357,088
Soundview Home Loan Trust
4.452%, 1M TSFR + 0.294%, 07/25/37 (g)	247,298	223,972
4.472%, 1M TSFR + 0.314%, 06/25/37 (g)	1,663,171	1,139,662
		13,851,028
Asset-Backed - Other — 7.0%
522 Funding CLO Ltd.
5.627%, 3M TSFR + 1.302%, 10/20/31 (144A) (g)	399,027	399,281
AlbaCore Euro CLO IV DAC
3.016%, 3M EURIBOR + 0.990%, 07/15/35 (144A) (EUR) (g)	1,000,000	1,175,576
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Allegro CLO XI Ltd.
5.576%, 3M TSFR + 1.250%, 01/19/33 (144A) (g)	2,431,531	$2,432,807
Arbor Realty Commercial Real Estate Notes Ltd.
5.822%, SOFR30A + 1.450%, 01/15/37 (144A) (g)	1,286,130	1,286,129
ARES XLIV CLO Ltd.
5.424%, 3M TSFR + 1.130%, 04/15/34 (144A) (g)	700,000	701,238
Argent Securities Trust
4.592%, 1M TSFR + 0.434%, 05/25/36 (g)	215,233	51,030
Atlas Senior Loan Fund X Ltd.
5.669%, 3M TSFR + 1.352%, 01/15/31 (144A) (g)	13,243	13,246
Bain Capital Credit CLO Ltd.
5.379%, 3M TSFR + 1.060%, 07/24/34 (144A) (g)	3,200,000	3,204,515
Barings Euro CLO DAC
3.006%, 3M EURIBOR + 0.980%, 10/15/34 (144A) (EUR) (g)	3,300,000	3,859,525
BDS LLC
5.934%, 1M TSFR + 1.800%, 03/19/39 (144A) (g)	1,110,639	1,110,524
BlueMountain CLO XXII Ltd.
5.659%, 3M TSFR + 1.342%, 07/15/31 (144A) (g)	186,901	187,049
Bosphorus CLO VI DAC
2.876%, 3M EURIBOR + 0.850%, 05/25/34 (144A) (EUR) (g)	7,400,000	8,679,939
Capital Four U.S. CLO II Ltd.
6.226%, 3M TSFR + 1.900%, 01/20/37 (144A) (g)	900,000	903,118
Carlyle Global Market Strategies CLO Ltd.
5.546%, 3M TSFR + 1.220%, 07/20/32 (144A) (g)	552,891	552,891
Carlyle Global Market Strategies Euro CLO Ltd.
2.786%, 3M EURIBOR + 0.750%, 11/15/31 (144A) (EUR) (g)	506,835	594,482
Catamaran CLO Ltd.
5.694%, 3M TSFR + 1.362%, 04/22/30 (144A) (g)	142,214	142,325
Cedar Funding V CLO Ltd.
5.684%, 3M TSFR + 1.362%, 07/17/31 (144A) (g)	398,182	398,344
CIFC European Funding CLO III DAC
3.076%, 3M EURIBOR + 1.050%, 01/15/34 (144A) (EUR) (g)	800,000	939,710
CIFC Funding Ltd.
5.530%, 3M TSFR + 1.212%, 10/24/30 (144A) (g)	654,346	655,131
CIT Mortgage Loan Trust
6.522%, 1M TSFR + 1.614%, 10/25/37 (144A) (g)	2,995,895	3,031,326
Contego CLO IV DAC
2.611%, 3M EURIBOR + 0.640%, 01/23/30 (144A) (EUR) (g)	794,989	928,752
Countrywide Asset-Backed Certificates Trust
4.462%, 1M TSFR + 0.304%, 11/25/37 (g)	3,660,899	3,498,518
5.012%, 1M TSFR + 0.854%, 08/25/47 (g)	16,316	16,000
Credit-Based Asset Servicing & Securitization LLC
4.392%, 1M TSFR + 0.234%, 07/25/37 (144A) (g)	55,483	36,841
4.492%, 1M TSFR + 0.334%, 07/25/37 (144A) (g)	1,105,772	734,189
CSAB Mortgage-Backed Trust
6.220%, 09/25/36 (i)	357,484	98,160
CVC Cordatus Loan Fund XXI DAC
2.989%, 3M EURIBOR + 0.960%, 09/22/34 (144A) (EUR) (g)	1,700,000	1,992,082
CVC Cordatus Opportunity Loan Fund-R DAC
2.876%, 3M EURIBOR + 0.840%, 08/15/33 (144A) (EUR) (g)	1,753,257	2,056,486
BHFTI-243

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Dryden 35 Euro CLO DAC
3.022%, 3M EURIBOR + 0.980%, 01/17/33 (144A) (EUR) (g)	549,068	$644,324
Dryden 44 Euro CLO DAC
2.906%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (g)	1,299,786	1,525,556
Dryden 52 Euro CLO DAC
2.896%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (g)	634,866	743,908
Dryden 54 Senior Loan Fund
5.476%, 3M TSFR + 1.150%, 10/19/29 (144A) (g)	680,377	680,215
Dryden 60 CLO Ltd.
5.629%, 3M TSFR + 1.312%, 07/15/31 (144A) (g)	335,457	335,558
Dryden 64 CLO Ltd.
5.561%, 3M TSFR + 1.232%, 04/18/31 (144A) (g)	310,894	311,260
Dryden 95 CLO Ltd.
5.244%, 3M TSFR + 1.040%, 08/20/34 (144A) (g)	2,500,000	2,499,285
Dunedin Park CLO DAC
3.008%, 3M EURIBOR + 0.980%, 11/20/34 (144A) (EUR) (g)	1,000,000	1,172,236
Elevation CLO Ltd.
5.449%, 3M TSFR + 1.130%, 07/25/34 (144A) (g)	700,000	700,342
Ellington Loan Acquisition Trust
5.372%, 1M TSFR + 1.214%, 05/25/37 (144A) (g)	716,146	703,842
First Franklin Mortgage Loan Trust
4.392%, 1M TSFR + 0.234%, 12/25/36 (g)	7,146,194	6,608,605
4.582%, 1M TSFR + 0.424%, 07/25/36 (g)	1,162,098	1,125,582
Gallatin CLO VIII Ltd.
5.669%, 3M TSFR + 1.352%, 07/15/31 (144A) (g)	269,406	269,600
GSAMP Trust
5.007%, 1M TSFR + 0.849%, 09/25/35 (g)	58,317	57,823
Henley CLO VII DAC
2.929%, 3M EURIBOR + 0.990%, 04/25/34 (144A) (EUR) (g)	1,100,000	1,292,183
Jamestown CLO XVIII Ltd.
5.589%, 3M TSFR + 1.270%, 07/25/35 (144A) (g)	600,000	599,566
JP Morgan Mortgage Acquisition Trust
4.482%, 1M TSFR + 0.324%, 10/25/36 (g)	13,505	13,466
KKR CLO 11 Ltd.
5.759%, 3M TSFR + 1.442%, 01/15/31 (144A) (g)	122,361	122,428
LCM Loan Income Fund I Ltd.
5.617%, 3M TSFR + 1.292%, 04/20/31 (144A) (g)	993,656	993,839
LoanCore Issuer Ltd.
5.931%, SOFR30A + 1.550%, 01/17/37 (144A) (g)	1,310,293	1,310,407
Long Beach Mortgage Loan Trust
4.512%, 1M TSFR + 0.354%, 08/25/36 (g)	799,430	316,678
M360 Ltd.
5.750%, 1M TSFR + 1.614%, 11/22/38 (144A) (g)	35,239	34,617
Madison Park Euro Funding IX DAC
2.906%, 3M EURIBOR + 0.880%, 07/15/35 (144A) (EUR) (g)	700,000	818,485
Madison Park Funding XXXIX Ltd.
5.582%, 3M TSFR + 1.250%, 10/22/34 (144A) (g)	300,000	299,405
Man Euro CLO DAC
3.776%, 3M EURIBOR + 1.750%, 10/15/36 (144A) (EUR) (g)	7,100,000	8,349,897
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Man GLG Euro CLO V DAC
2.704%, 3M EURIBOR + 0.690%, 12/15/31 (144A) (EUR) (g)	1,280,333	$1,500,353
Marathon CLO XIII Ltd.
5.518%, 3M TSFR + 1.200%, 04/15/32 (144A) (g)	1,830,907	1,830,923
Marble Point CLO XXII Ltd.
5.539%, 3M TSFR + 1.220%, 07/25/34 (144A) (g)	1,600,000	1,601,920
MF1 LLC
6.284%, 1M TSFR + 2.150%, 06/19/37 (144A) (g)	1,544,746	1,546,274
MF1 Ltd.
5.330%, 1M TSFR + 1.194%, 10/16/36 (144A) (g)	234,539	234,434
Morgan Stanley ABS Capital I, Inc. Trust
5.247%, 1M TSFR + 1.089%, 07/25/34 (g)	36,061	38,346
5.322%, 1M TSFR + 1.164%, 06/25/35 (g)	1,232,000	1,147,626
Morgan Stanley IXIS Real Estate Capital Trust
4.322%, 1M TSFR + 0.164%, 11/25/36 (g)	489	155
Northwoods Capital XII-B Ltd.
5.228%, 3M TSFR + 1.190%, 06/15/31 (144A) (g)	374,864	374,481
Oak Hill European Credit Partners VII DAC
2.764%, 3M EURIBOR + 0.740%, 10/20/31 (144A) (EUR) (g)	747,931	877,709
Ocean Trails CLO 8
5.608%, 3M TSFR + 1.290%, 07/15/34 (144A) (g)	1,300,000	1,301,079
Octagon Investment Partners 18-R Ltd.
5.539%, 3M TSFR + 1.222%, 04/16/31 (144A) (g)	241,457	241,408
OZLM XXIV Ltd.
5.747%, 3M TSFR + 1.422%, 07/20/32 (144A) (g)	161,684	161,669
Palmer Square European Loan Funding DAC
3.006%, 3M EURIBOR + 0.970%, 08/15/33 (144A) (EUR) (g)	949,654	1,115,763
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.007%, 1M TSFR + 0.849%, 09/25/35 (g)	45,681	44,907
5.322%, 1M TSFR + 1.164%, 10/25/34 (g)	1,061,800	1,050,737
Pikes Peak CLO 4
5.528%, 3M TSFR + 1.210%, 07/15/34 (144A) (g)	4,300,000	4,304,816
Providus CLO IV DAC
2.844%, 3M EURIBOR + 0.820%, 04/20/34 (144A) (EUR) (g)	2,900,000	3,397,937
Regatta XVI Funding Ltd.
5.518%, 3M TSFR + 1.200%, 01/15/33 (144A) (g)	278,577	279,060
Rockford Tower Europe CLO DAC
3.292%, 3M EURIBOR + 1.260%, 08/29/36 (144A) (EUR) (g)	1,500,000	1,761,062
Romark CLO Ltd.
5.611%, 3M TSFR + 1.292%, 10/23/30 (144A) (g)	214,661	214,722
Saranac CLO VI Ltd.
5.439%, 3M TSFR + 1.402%, 08/13/31 (144A) (g)	387,696	387,972
Saxon Asset Securities Trust
4.582%, 1M TSFR + 0.424%, 09/25/37 (g)	331,927	320,505
Securitized Asset-Backed Receivables LLC Trust
4.572%, 1M TSFR + 0.414%, 07/25/36 (g)	259,574	101,668
4.592%, 1M TSFR + 0.434%, 07/25/36 (g)	2,936,980	961,501
Segovia European CLO DAC
2.904%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (g)	213,279	250,329
BHFTI-244

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Non-Agency Mortgage-Backed Securities—1.4%
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Silver Rock CLO II Ltd.
5.366%, 3M TSFR + 1.040%, 01/20/35 (144A) (g)	1,100,000	$1,098,932
Sound Point CLO IX Ltd.
5.797%, 3M TSFR + 1.472%, 07/20/32 (144A) (g)	1,068,717	1,069,365
Soundview Home Loan Trust
4.392%, 1M TSFR + 0.234%, 11/25/36 (144A) (g)	38,014	10,155
St. Paul's CLO X DAC
2.795%, 3M EURIBOR + 0.800%, 04/22/35 (144A) (EUR) (g)	798,455	932,895
TRTX Issuer Ltd.
5.793%, 1M TSFR + 1.650%, 02/15/39 (144A) (g)	651,743	651,738
U.S. Small Business Administration
5.510%, 11/01/27	132,975	134,341
Venture 33 CLO Ltd.
5.639%, 3M TSFR + 1.322%, 07/15/31 (144A) (g)	100,397	100,416
Venture 44 CLO Ltd.
5.466%, 3M TSFR + 1.140%, 10/20/34 (144A) (g)	500,000	497,931
Vibrant CLO XI Ltd.
5.707%, 3M TSFR + 1.382%, 07/20/32 (144A) (g)	430,804	430,516
Voya CLO Ltd.
5.559%, 3M TSFR + 1.242%, 06/07/30 (144A) (g)	18,360	18,362
Wellfleet CLO Ltd.
5.900%, 3M TSFR + 1.582%, 04/25/34 (144A) (g)	1,400,000	1,400,704
		102,601,032
Asset-Backed - Student Loan — 0.1%
SLM Student Loan Trust
5.152%, SOFR90A + 0.812%, 10/25/64 (144A) (g)	1,491,559	1,494,363
Total Asset-Backed Securities (Cost $114,234,251)		117,946,423

Foreign Government—4.5%
Sovereign — 4.5%
Canada Government Real Return Bonds
4.250%, 12/01/26 (CAD) (a)	9,011,472	6,748,600
French Republic Government Bonds OAT
0.100%, 03/01/26 (144A) (EUR) (a) (j)	18,943,945	22,156,457
0.100%, 07/25/31 (144A) (EUR) (a)	1,958,544	2,180,275
0.100%, 07/25/38 (144A) (EUR) (a)	120,188	114,532
Italy Buoni Poliennali Del Tesoro
0.400%, 05/15/30 (144A) (EUR) (a)	2,358,166	2,694,574
1.800%, 05/15/36 (144A) (EUR) (a)	933,741	1,090,797
Japan Government CPI-Linked Bonds
0.100%, 03/10/28 (JPY) (a)	1,763,765,060	12,109,887
0.100%, 03/10/29 (JPY) (a)	2,609,384,250	17,977,411
Mexico Government International Bonds
5.850%, 07/02/32	400,000	412,960
6.625%, 01/29/38	300,000	315,303
Mexico Udibonos
4.000%, 08/24/34 (MXN) (a)	547,243	28,489
Total Foreign Government (Cost $66,567,881)		65,829,285

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations — 1.3%
Alternative Loan Trust
4.632%, 1M TSFR + 0.474%, 05/25/47 (g)	93,423	$86,610
Banc of America Funding Trust
6.063%, 02/20/36 (g)	83,413	79,676
Banc of America Mortgage Trust
5.119%, 09/25/35 (g)	17,299	15,200
5.333%, 06/25/35 (g)	16,894	15,444
Bear Stearns ALT-A Trust
4.592%, 1M TSFR + 0.434%, 02/25/34 (g)	32,951	31,150
4.838%, 09/25/35 (g)	363,206	197,720
Bear Stearns ARM Trust
4.807%, 03/25/35 (g)	82,936	76,169
Chase Mortgage Finance Trust
6.019%, 02/25/37 (g)	12,935	12,629
CHL Mortgage Pass-Through Trust
4.852%, 1M TSFR + 0.694%, 04/25/35 (g)	187,027	178,873
6.000%, 03/25/37	765,884	334,392
Citigroup Mortgage Loan Trust, Inc.
4.629%, 03/25/37 (g)	1,039,976	869,438
6.490%, 1Y H15 + 2.400%, 05/25/35 (g)	1,711	1,729
6.498%, 08/25/35 (g)	348	352
Countrywide Alternative Loan Trust
4.430%, 1M TSFR + 0.294%, 02/20/47 (g)	336,763	271,793
4.512%, 1M TSFR + 0.354%, 06/25/36 (g)	869,481	820,726
4.832%, 1M TSFR + 0.674%, 12/25/35 (g)	12,755	11,977
5.000%, 07/25/35	106,037	57,063
5.500%, 06/25/25	307,555	246,363
6.000%, 03/25/37	3,048,058	1,002,688
6.000%, 04/25/37	426,536	357,079
CSMC Trust
3.360%, 11/30/37 (144A) (g)	1,877,706	1,724,962
4.422%, 1M TSFR + 0.264%, 09/29/36 (144A) (g)	76,944	76,540
4.886%, 10/26/36 (144A) (g)	32,391	29,359
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.372%, 1M TSFR + 0.214%, 10/25/36 (g)	7,267	6,047
6.369%, 10/25/36 (i)	126,956	110,729
6.386%, 10/25/36 (i)	126,956	110,728
Eurosail-U.K. PLC
5.055%, SONIA + 1.069%, 06/13/45 (GBP) (g)	304,931	409,742
First Horizon Alternative Mortgage Securities Trust
5.856%, 06/25/34 (g)	38,031	38,041
GreenPoint Mortgage Funding Trust
4.632%, 1M TSFR + 0.474%, 09/25/46 (g)	232,788	216,678
4.812%, 1M TSFR + 0.654%, 11/25/45 (g)	47,374	44,967
GreenPoint MTA Trust
4.712%, 1M TSFR + 0.554%, 06/25/45 (g)	56,681	51,727
GSR Mortgage Loan Trust
4.317%, 05/25/35 (g)	98,643	73,051
4.480%, 11/25/35 (g)	87,813	74,154
5.191%, 09/25/35 (g)	31,764	30,591
5.406%, 12/25/34 (g)	131,664	124,046
6.625%, 01/25/35 (g)	19,975	19,043
HarborView Mortgage Loan Trust
4.628%, 1M TSFR + 0.494%, 09/19/37 (g)	13,355	11,584
4.688%, 1M TSFR + 0.554%, 05/19/35 (g)	21,695	20,945
4.808%, 1M TSFR + 0.674%, 02/19/36 (g)	66,675	28,418
BHFTI-245

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
HarborView Mortgage Loan Trust
5.150%, 1M TSFR + 1.014%, 06/20/35 (g)	112,100	$104,519
IndyMac INDA Mortgage Loan Trust
5.062%, 11/25/35 (g)	14,075	14,639
JP Morgan Mortgage Trust
4.063%, 07/27/37 (144A) (g)	184,974	171,846
5.106%, 08/25/35 (g)	52,447	46,365
5.203%, 09/25/35 (g)	7,267	6,851
5.204%, 07/25/35 (g)	27,184	26,158
5.583%, 02/25/35 (g)	30,992	30,242
5.913%, 07/25/35 (g)	15,158	15,143
6.037%, 08/25/35 (g)	38,289	36,480
Lehman XS Trust
4.812%, 1M TSFR + 0.654%, 12/25/35 (g)	51,010	47,770
6.572%, 1M TSFR + 2.414%, 12/25/37 (g)	1,567,969	1,564,964
MASTR Adjustable Rate Mortgages Trust
5.321%, 12/25/33 (g)	11,770	10,943
5.578%, 11/21/34 (g)	23,559	22,614
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.965%, 1M TSFR + 0.814%, 11/15/31 (g)	20,157	19,576
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.705%, 1M TSFR + 0.554%, 12/15/30 (g)	3,141	3,063
Mill City Mortgage Loan Trust
2.750%, 08/25/59 (144A) (g)	268,173	260,834
New Residential Mortgage Loan Trust
2.750%, 07/25/59 (144A) (g)	2,642,366	2,551,755
Opteum Mortgage Acceptance Corp. Asset-Backed Pass- Through Certificates
5.322%, 1M TSFR + 1.164%, 04/25/35 (g)	1,170,907	1,167,570
RALI Trust
4.572%, 1M TSFR + 0.414%, 08/25/35 (g)	39,549	27,452
5.139%, 10/25/37 (g)	538,348	429,912
5.513%, 12M MTA + 1.360%, 09/25/45 (g)	34,579	29,473
Reperforming Loan Trust REMICS
4.612%, 1M TSFR + 0.454%, 06/25/35 (144A) (g)	15,841	15,301
Residential Asset Securitization Trust
6.500%, 09/25/36	269,917	79,619
Sequoia Mortgage Trust
4.650%, 1M TSFR + 0.514%, 07/20/36 (g)	127,986	110,594
4.948%, 1M TSFR + 0.814%, 10/19/26 (g)	6,524	6,437
Structured Adjustable Rate Mortgage Loan Trust
5.553%, 12M MTA + 1.400%, 01/25/35 (g)	35,464	32,593
6.336%, 02/25/34 (g)	15,703	15,190
Structured Asset Mortgage Investments II Trust
4.652%, 1M TSFR + 0.494%, 06/25/36 (g)	9,694	9,582
4.692%, 1M TSFR + 0.534%, 05/25/36 (g)	11,791	8,292
4.748%, 1M TSFR + 0.614%, 07/19/35 (g)	37,287	35,897
4.908%, 1M TSFR + 0.774%, 10/19/34 (g)	12,174	11,721
TBW Mortgage-Backed Trust
6.515%, 07/25/37 (i)	127,119	46,939
Towd Point Mortgage Trust
5.272%, 1M TSFR + 1.114%, 10/25/59 (144A) (g)	414,093	414,426
Wachovia Mortgage Loan Trust LLC
1.616%, 1M TSFR + 0.574%, 01/25/37 (g)	1,370,535	466,669
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
3.949%, 12M MTA + 0.810%, 12/25/46 (g)	24,241	$21,350
4.208%, 11/25/36 (g)	2,823,126	2,542,561
4.923%, 12M MTA + 0.770%, 05/25/47 (g)	129,188	114,295
5.051%, 12/25/35 (g)	21,817	20,375
5.153%, 12M MTA + 1.000%, 02/25/46 (g)	45,900	42,151
5.153%, 12M MTA + 1.000%, 08/25/46 (g)	1,260,054	1,156,929
5.201%, 12M MTA + 1.048%, 07/25/46 (g)	230,440	210,258
5.353%, 12M MTA + 1.200%, 11/25/42 (g)	3,618	3,479
5.653%, 12M MTA + 1.500%, 11/25/46 (g)	86,928	77,661
Wells Fargo Mortgage-Backed Securities Trust
6.085%, 04/25/36 (g)	22,298	22,104
		19,921,015
Commercial Mortgage-Backed Securities — 0.1%
ACRES LLC
5.755%, 1M TSFR + 1.619%, 08/18/40 (144A) (g)	500,000	501,374
JP Morgan Chase Commercial Mortgage Securities Trust
5.648%, 1M TSFR + 1.497%, 12/15/31 (144A) (g)	551,299	549,161
		1,050,535
Total Non-Agency Mortgage-Backed Securities (Cost $23,051,051)		20,971,550

Corporate Bonds & Notes—0.9%
Banks — 0.2%
Bank of America Corp.
5.875%, 3M TSFR + 3.193%, 03/15/28 (g)	1,570,000	1,586,102
Nykredit Realkredit AS
1.000%, 10/01/53 (DKK)	9,494	1,109
1.500%, 10/01/52 (DKK)	283,055	34,942
1.500%, 10/01/53 (DKK)	497,874	53,530
2.500%, 10/01/47 (DKK)	4,855	713
UBS Group AG
0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (g)	100,000	114,615
1.000%, 1Y EUR Swap + 1.050%, 06/24/27 (EUR) (g)	100,000	116,234
2.125%, 1Y UKG + 1.550%, 11/15/29 (GBP) (g)	100,000	124,944
7.000%, 1Y UKG + 4.200%, 09/30/27 (GBP) (g)	100,000	137,800
7.750%, 1Y EUR Swap + 4.950%, 03/01/29 (EUR) (g)	100,000	130,883
		2,300,872
Commercial Services — 0.5%
Beignet Investor LLC
6.581%, 05/30/49 (144A)	7,400,000	7,400,000
Diversified Financial Services — 0.2%
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	51,000	49,034
Credicorp Capital Sociedad Titulizadora SA
9.700%, 03/05/45 (144A) (PEN)	900,000	272,544
Jyske Realkredit AS
0.500%, 10/01/43 (DKK)	49,659	6,461
1.000%, 10/01/50 (DKK)	6,319,115	778,818
1.500%, 10/01/53 (DKK)	1,730,774	213,791
2.000%, 10/01/53 (DKK)	7,261,823	864,761
BHFTI-246

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*/ Shares	Value

Diversified Financial Services—(Continued)
Jyske Realkredit AS
2.500%, 10/01/47 (DKK)	3,187	$468
Nordea Kredit Realkreditaktieselskab
1.500%, 10/01/53 (DKK)	2,559,499	282,758
2.000%, 10/01/53 (DKK)	4,299,311	514,002
2.000%, 10/01/53 (144A) (DKK)	698,819	92,035
2.500%, 10/01/47 (DKK)	826	122
Realkredit Danmark AS
1.500%, 10/01/53 (DKK)	4,027,830	513,596
2.000%, 10/01/53 (DKK)	563,237	67,339
2.500%, 04/01/47 (DKK)	7,769	1,141
		3,656,870
Software — 0.0%
VMware LLC
3.900%, 08/21/27	300,000	298,891
Total Corporate Bonds & Notes (Cost $14,412,664)		13,656,633

Convertible Preferred Stocks—0.1%
Banks — 0.1%
Wells Fargo & Co.- Series L, 7.500% (Cost $900,000)	900	1,110,861

Short-Term Investments—46.4%
Repurchase Agreements—46.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $40,112,957; collateralized by U.S. Treasury Note at 3.625%, maturing 08/31/29, with a market value of $40,911,860	40,109,615	40,109,615
JPMorgan Securities LLC
Repurchase Agreement dated 09/30/25 at 4.240%, due on 10/02/25, with a maturity value of $641,975,602; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.500%, maturity dates ranging from 05/31/29 - 01/15/33, and an aggregate market value of $645,587,096	641,900,000	641,900,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
JPMorgan Securities LLC
Repurchase Agreement dated 09/30/25 at 4.250%, due on 10/01/25, with a maturity value of $2,500,295; collateralized by U.S. Treasury Note at 4.500%, maturing 05/31/29, with a market value of $2,513,575	2,500,000	$2,500,000
Total Short-Term Investments (Cost $684,509,615)		684,509,615
Total Investments—174.6% (Cost $2,699,896,897)		2,575,471,850
Other assets and liabilities (net)—(74.6)%		(1,100,536,266)
Net Assets—100.0%		$1,474,935,584

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	All or a portion of this security has been transferred in a secured borrowing transaction.
(c)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of September 30, 2025, the market value of securities pledged was $1,625,537.
(d)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of September 30, 2025, the market value of securities pledged was $877,907.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2025, the market value of securities pledged was $10,233,319.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $5,643,672.
(g)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(i)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2025, the market value of securities pledged was $22,156,457.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$131,746,311, which is 8.9% of net assets.

TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	5.500%	TBA	$(14,000,000)	$(14,125,781)	$(14,106,035)
BHFTI-247

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank plc	2.050%	09/10/25	10/06/25	EUR	(18,851,255)	$(22,132,328)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	3,936,457	BOA	10/02/25	USD	720,000	$19,623
BRL	15,634,451	GSBU	10/02/25	USD	2,939,580	(2,016)
BRL	3,944,707	GSBU	10/02/25	USD	720,000	21,173
BRL	75,307,889	GSBU	10/02/25	USD	13,355,541	794,093
BRL	96,236,607	GSBU	12/02/25	USD	17,780,764	43,470
BRL	3,344,244	JPMC	10/02/25	USD	613,004	15,347
BRL	8,099,485	SG	10/02/25	USD	1,441,664	80,152
CAD	26,150,986	CBNA	10/02/25	USD	18,763,713	27,870
CHF	3,057,890	BBP	10/02/25	USD	3,813,207	28,123
CHF	2,880,043	BBP	11/04/25	USD	3,622,531	9,809
CHF	515,465	CBNA	11/04/25	USD	650,317	(208)
CHF	600,000	JPMC	10/02/25	USD	761,732	(8,011)
DKK	17,884,134	JPMC	10/02/25	USD	2,809,007	3,826
EUR	19,157,000	BBP	10/02/25	USD	22,576,982	(85,694)
EUR	1,507,000	JPMC	10/02/25	USD	1,769,964	(670)
EUR	40,621,539	SG	10/02/25	USD	47,770,930	(79,185)
GBP	838,000	BBP	10/02/25	USD	1,126,448	578
GBP	3,138,000	BBP	10/02/25	USD	4,219,264	1,031
GBP	1,347,199	BBP	11/04/25	USD	1,819,771	(7,605)
GBP	2,628,801	JPMC	11/04/25	USD	3,535,824	270
IDR	37,725,090,276	BNP	10/15/25	USD	2,288,672	(25,164)
IDR	28,367,403,646	BNP	10/15/25	USD	1,715,224	(13,178)
IDR	21,006,721,265	BNP	10/15/25	USD	1,271,474	(11,070)
IDR	16,273,188,516	BNP	12/17/25	USD	967,246	8,518
IDR	21,418,947,456	CBNA	10/15/25	USD	1,302,222	(17,084)
IDR	16,806,130,037	CBNA	12/17/25	USD	1,000,097	7,623
IDR	362,524,252	GSBU	10/08/25	USD	21,625	128
IDR	21,609,111,260	GSBU	10/15/25	USD	1,307,464	(10,916)
IDR	16,137,575,520	GSBU	12/17/25	USD	965,166	2,466
IDR	38,863,332,600	JPMC	10/08/25	USD	2,328,540	3,403
IDR	29,853,018,520	JPMC	10/15/25	USD	1,811,030	(19,847)
ILS	1,850,000	BOA	10/15/25	USD	550,205	8,324
ILS	1,203,000	BOA	11/13/25	USD	359,800	3,412
ILS	3,025,000	BNP	11/13/25	USD	900,068	13,246
ILS	433,000	CBNA	11/13/25	USD	130,416	317
ILS	437,000	CBNA	11/13/25	USD	130,460	1,480
ILS	6,850,547	DBAG	10/15/25	USD	2,004,960	63,270
ILS	400,000	GSBU	11/13/25	USD	119,980	789
ILS	1,976,000	JPMC	10/15/25	USD	588,554	8,015
ILS	687,845	UBSA	10/15/25	USD	201,007	6,659
INR	155,407,209	BOA	10/17/25	USD	1,756,907	(8,024)
INR	124,055,366	CBNA	10/17/25	USD	1,420,194	(24,131)
INR	138,005,206	CBNA	10/17/25	USD	1,571,212	(18,163)
INR	222,863,146	CBNA	10/17/25	USD	2,525,619	(17,617)
INR	137,281,990	CBNA	10/17/25	USD	1,558,588	(13,678)
INR	107,271,013	CBNA	11/19/25	USD	1,205,509	(525)
INR	28,247,488	DBAG	10/08/25	USD	318,210	(170)
BHFTI-248

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	235,240,505	DBAG	10/17/25	USD	2,659,843	$(12,552)
INR	158,185,337	DBAG	10/17/25	USD	1,790,318	(10,171)
INR	64,680,604	DBAG	11/19/25	USD	727,116	(553)
INR	108,885,680	DBAG	11/19/25	USD	1,222,782	340
INR	123,443,980	GSBU	10/17/25	USD	1,406,769	(17,586)
INR	236,981,582	UBSA	10/17/25	USD	2,683,990	(17,106)
JPY	62,494,806	BOA	10/02/25	USD	417,244	5,347
JPY	72,403,331	BNP	10/02/25	USD	487,302	2,290
JPY	1,368,916,894	MSIP	10/02/25	USD	9,169,515	87,116
JPY	2,981,156,217	SG	10/02/25	USD	20,034,652	123,959
KRW	957,845,198	BOA	10/22/25	USD	691,835	(8,509)
KRW	1,748,880,000	BNP	10/10/25	USD	1,260,000	(13,098)
KRW	1,953,381,587	BNP	10/20/25	USD	1,420,000	(26,599)
KRW	957,354,193	BNP	10/22/25	USD	691,611	(8,635)
KRW	1,953,381,587	GSBU	10/22/25	USD	1,383,261	10,280
KRW	1,748,880,000	JPMC	10/22/25	USD	1,254,095	(6,446)
MXN	3,310,000	BNP	12/17/25	USD	178,593	690
MXN	52,647,898	UBSA	12/17/25	USD	2,794,919	56,710
NOK	180	BBP	10/02/25	USD	18	—
NOK	77,121	BBP	10/02/25	USD	7,728	—
NOK	7,618,938	CBNA	10/02/25	USD	763,788	(333)
NOK	2,336	MSIP	10/02/25	USD	234	—
NOK	257,749	SG	10/02/25	USD	25,840	(12)
NZD	146,586	BOA	10/02/25	USD	84,404	579
PLN	216,403	BOA	10/15/25	USD	59,788	(259)
PLN	1,042,000	BOA	10/22/25	USD	289,776	(3,170)
PLN	1,264,173	BBP	10/15/25	USD	345,741	2,008
PLN	12,121,972	BNP	10/22/25	USD	3,336,559	(2,357)
PLN	6,053,210	BNP	10/22/25	USD	1,660,342	4,620
PLN	837,274	JPMC	10/15/25	USD	227,841	2,477
PLN	6,283,290	MSIP	10/22/25	USD	1,735,700	(7,453)
PLN	6,279,601	UBSA	10/22/25	USD	1,729,850	(2,618)
SEK	13,540,000	JPMC	10/02/25	USD	1,432,036	6,187
SGD	22,707,939	CBNA	10/02/25	USD	17,597,542	6,193
SGD	17,622	UBSA	11/04/25	USD	13,698	(1)
THB	15,834,595	GSBU	10/20/25	USD	490,000	(646)
THB	15,828,078	UBSA	10/20/25	USD	490,000	(847)
TWD	27,825,897	CBNA	10/07/25	USD	913,103	265
TWD	25,895,815	CBNA	10/20/25	USD	853,802	(2,943)
TWD	26,102,258	CBNA	10/20/25	USD	855,924	1,718
TWD	8,854,353	JPMC	10/20/25	USD	291,559	(632)
TWD	44,564,645	MSIP	10/20/25	USD	1,479,177	(14,917)
ZAR	16,917,062	BBP	10/20/25	USD	959,915	18,437
ZAR	19,311,393	BBP	10/20/25	USD	1,093,913	22,909
ZAR	8,167,865	JPMC	10/20/25	USD	461,755	10,611
ZAR	13,368,992	UBSA	10/02/25	USD	773,834	282

Contracts to Deliver
AUD	18,428,000	BBP	11/04/25	USD	12,181,822	(17,739)
AUD	17,598,000	CBNA	10/02/25	USD	11,504,728	(139,868)
AUD	830,000	JPMC	10/02/25	USD	541,573	(7,638)
BRL	3,936,457	BOA	10/02/25	USD	740,130	508
BRL	94,887,047	GSBU	10/02/25	USD	17,780,764	(47,607)
BRL	3,344,244	JPMC	10/02/25	USD	628,783	431
BRL	4,005,571	JPMC	11/04/25	USD	747,000	425
BRL	8,099,485	SG	10/02/25	USD	1,522,860	1,044
CAD	13,984	BBP	10/02/25	USD	10,177	128
CAD	26,109,612	CBNA	11/04/25	USD	18,763,713	(27,817)
BHFTI-249

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	26,111,446	JPMC	10/02/25	USD	18,894,857	$131,688
CAD	23,680	UBSA	10/02/25	USD	17,122	106
CHF	2,891,508	BBP	10/02/25	USD	3,622,531	(9,788)
CHF	120,730	GSBU	10/02/25	USD	150,983	(679)
CHF	128,000	JPMC	10/02/25	USD	160,456	(338)
CNH	17,497,661	BNP	10/16/25	USD	2,456,819	952
CNH	9,074,000	CBNA	10/16/25	USD	1,277,682	4,110
CNH	18,683,103	DBAG	10/16/25	USD	2,624,658	2,410
CNH	25,877,387	DBAG	10/16/25	USD	3,643,481	11,486
CNH	34,910,664	GSBU	10/16/25	USD	4,911,570	11,719
CNH	19,262,830	MSIP	10/16/25	USD	2,707,057	3,442
DKK	17,882,983	CBNA	10/02/25	USD	2,792,841	(19,811)
DKK	17,843,020	JPMC	11/04/25	USD	2,809,007	(3,878)
EUR	746,000	BBP	10/02/25	USD	873,327	(2,515)
EUR	59,645,539	JPMC	10/02/25	USD	69,757,563	(269,321)
EUR	894,000	MSIP	10/02/25	USD	1,043,478	(6,123)
EUR	40,621,539	SG	11/04/25	USD	47,866,756	79,569
GBP	1,347,199	BBP	10/02/25	USD	1,819,488	7,641
IDR	370,933,640	BBP	10/15/25	USD	22,593	337
IDR	4,487,316,251	BNP	10/08/25	USD	272,173	2,917
IDR	13,712,565,561	BNP	10/08/25	USD	831,979	9,174
IDR	21,025,975,040	BNP	10/08/25	USD	1,275,848	14,212
IDR	16,226,518,896	BNP	10/15/25	USD	967,246	(6,346)
IDR	10,545,436,352	BNP	10/20/25	USD	640,000	7,302
IDR	9,367,304,800	BNP	11/03/25	USD	560,000	(1,943)
IDR	16,758,625,429	CBNA	10/15/25	USD	1,000,097	(5,422)
IDR	19,070,494,275	CBNA	10/15/25	USD	1,163,722	19,491
IDR	19,495,176,348	DBAG	10/15/25	USD	1,189,492	19,780
IDR	16,098,968,880	GSBU	10/15/25	USD	965,166	(773)
IDR	362,524,252	GSBU	12/17/25	USD	21,553	(184)
IDR	38,879,632,380	JPMC	10/15/25	USD	2,328,540	(4,240)
ILS	6,847,039	DBAG	11/13/25	USD	2,004,960	(62,311)
ILS	5,366,706	UBSA	10/15/25	USD	1,604,228	(16,019)
ILS	5,998,210	UBSA	10/15/25	USD	1,802,455	(8,448)
ILS	687,499	UBSA	11/13/25	USD	201,007	(6,564)
INR	56,081,718	BOA	11/03/25	USD	630,000	(566)
INR	107,061,254	CBNA	10/17/25	USD	1,205,509	690
INR	108,668,636	DBAG	10/17/25	USD	1,222,782	(126)
INR	64,553,358	DBAG	10/17/25	USD	727,116	661
INR	28,318,194	DBAG	11/19/25	USD	318,210	110
INR	28,230,400	GSBU	10/08/25	USD	320,000	2,152
INR	50,149,170	GSBU	10/20/25	USD	570,000	5,731
JPY	229,925,715	BOA	10/02/25	USD	1,567,098	12,338
JPY	62,278,423	BOA	11/04/25	USD	417,244	(5,348)
JPY	38,927,161	BBP	10/02/25	USD	265,025	1,799
JPY	124,598,868	BBP	10/02/25	USD	848,876	6,337
JPY	72,151,883	BNP	11/04/25	USD	487,302	(2,287)
JPY	3,900	CBNA	11/04/25	USD	27	—
JPY	149,297,190	MSIP	10/02/25	USD	1,011,781	2,232
JPY	1,364,178,088	MSIP	11/04/25	USD	9,169,515	(87,155)
JPY	61,634,475	MSIP	11/04/25	USD	417,981	(242)
JPY	4,004,108,323	SG	10/02/25	USD	27,227,367	151,542
JPY	2,970,846,385	SG	11/04/25	USD	20,034,652	(124,112)
KRW	3,214,680,282	DBAG	10/22/25	USD	2,318,541	25,191
KRW	1,953,381,587	GSBU	10/20/25	USD	1,383,115	(10,287)
KRW	490,581,000	GSBU	11/03/25	USD	350,000	(190)
KRW	1,748,880,000	JPMC	10/10/25	USD	1,253,381	6,479
BHFTI-250

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	5,563,934,003	JPMC	10/22/25	USD	4,013,398	$44,093
MXN	1,492,000	GSBU	12/17/25	USD	78,585	(2,228)
MXN	5,480,390	UBSA	12/17/25	USD	287,491	(9,349)
NOK	180	BBP	11/04/25	USD	18	—
NOK	77,106	BBP	11/04/25	USD	7,728	—
NOK	595,200	CBNA	10/02/25	USD	58,929	(713)
NOK	7,617,281	CBNA	11/04/25	USD	763,788	338
NOK	2,335	MSIP	11/04/25	USD	234	—
NOK	257,694	SG	11/04/25	USD	25,840	12
NOK	7,360,588	UBSA	10/02/25	USD	723,279	(14,288)
NZD	146,586	BOA	11/04/25	USD	84,511	(581)
NZD	189,566	SG	10/02/25	USD	110,446	546
PEN	902,891	BBP	10/07/25	USD	253,450	(6,558)
SEK	17,054,097	BBP	10/02/25	USD	1,801,733	(9,758)
SGD	4,423,136	BOA	10/02/25	USD	3,440,951	12,030
SGD	2,301,464	BNP	10/02/25	USD	1,796,174	12,024
SGD	587,000	CBNA	10/02/25	USD	459,407	4,351
SGD	4,598,000	CBNA	10/02/25	USD	3,573,284	8,805
SGD	10,536,671	CBNA	10/02/25	USD	8,231,806	63,528
SGD	22,649,110	CBNA	11/04/25	USD	17,597,542	(6,570)
SGD	244,000	GSBU	10/02/25	USD	190,429	1,275
THB	20,323,380	CBNA	10/20/25	USD	629,823	1,747
TWD	27,877,031	BNP	10/07/25	USD	910,000	(5,047)
TWD	24,957,274	BNP	10/20/25	USD	820,000	(21)
TWD	60,285,432	BNP	10/20/25	USD	2,010,000	29,202
TWD	53,382,144	BNP	10/20/25	USD	1,790,026	36,049
TWD	56,531,933	BNP	10/20/25	USD	1,900,872	43,403
TWD	17,046,052	BNP	12/15/25	USD	567,994	5,654
TWD	5,228,855	CBNA	10/20/25	USD	175,524	3,719
TWD	44,235,448	CBNA	10/20/25	USD	1,490,915	37,471
TWD	59,422,030	CBNA	10/20/25	USD	1,996,708	44,279
TWD	49,957,198	CBNA	10/20/25	USD	1,692,489	51,046
TWD	58,340,657	CBNA	10/20/25	USD	1,978,320	61,421
TWD	96,217,366	CBNA	10/20/25	USD	3,237,244	75,830
TWD	25,948,192	CBNA	12/15/25	USD	855,924	(92)
TWD	25,744,692	CBNA	12/15/25	USD	853,802	4,499
TWD	27,545,575	CBNA	01/22/26	USD	913,103	2,074
TWD	44,274,726	MSIP	12/15/25	USD	1,479,177	18,579
ZAR	5,172,007	BBP	11/20/25	USD	293,737	(4,715)
ZAR	13,369,611	CBNA	10/02/25	USD	772,025	(2,128)
ZAR	5,881,093	DBAG	11/20/25	USD	334,172	(5,198)
ZAR	5,547,770	JPMC	11/20/25	USD	314,503	(5,633)
ZAR	13,375,314	UBSA	10/09/25	USD	773,834	(280)
ZAR	5,625,839	UBSA	11/20/25	USD	319,135	(5,506)
Net Unrealized Appreciation						$1,147,393
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-BTP Futures	12/08/25	195	EUR	23,368,800	$251,453
Euro-Buxl 30 Year Bond Futures	12/08/25	3	EUR	343,440	9,154
Euro-Schatz Futures	12/08/25	345	EUR	36,908,100	(52,611)
Japanese Government 10 Year Bond Futures	12/15/25	2	JPY	271,580,000	(17,890)
BHFTI-251

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note Ultra 10 Year Futures	12/19/25	1,342	USD	154,434,844	$1,044,990
U.S. Treasury Ultra Long Bond Futures	12/19/25	974	USD	116,940,875	2,602,499

Futures Contracts—Short
Euro-Bobl Futures	12/08/25	(9)	EUR	(1,060,290)	2,468
Euro-Bund Futures	12/08/25	(193)	EUR	(24,814,010)	(172,423)
Euro-OAT Futures	12/08/25	(413)	EUR	(50,117,550)	(453,920)
U.S. Treasury Long Bond Futures	12/19/25	(1,782)	USD	(207,770,063)	(4,448,551)
U.S. Treasury Note 2 Year Futures	12/31/25	(1,329)	USD	(276,961,524)	(264,351)
U.S. Treasury Note 5 Year Futures	12/31/25	(290)	USD	(31,666,641)	13,926
U.S. Treasury Note 10 Year Futures	12/19/25	(361)	USD	(40,612,500)	(168,539)
Net Unrealized Depreciation					$(1,653,795)
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	2.350%	6M EURIBOR	Receive	01/07/27	GSBU	(20,500,000)	EUR	(20,500,000)	$(186,049)	$(108,760)	$77,289
Call - OTC - 2 Yr. IRS	2.440%	6M EURIBOR	Receive	01/25/27	BBP	(5,400,000)	EUR	(5,400,000)	(48,033)	(33,397)	14,636
Call - OTC - 2 Yr. IRS	2.500%	6M EURIBOR	Receive	01/14/27	GSBU	(33,900,000)	EUR	(33,900,000)	(310,822)	(244,259)	66,563
Put - OTC - 2 Yr. IRS	2.350%	6M EURIBOR	Pay	01/07/27	GSBU	(20,500,000)	EUR	(20,500,000)	(186,049)	(109,043)	77,006
Put - OTC - 2 Yr. IRS	2.440%	6M EURIBOR	Pay	01/25/27	BBP	(5,400,000)	EUR	(5,400,000)	(48,033)	(23,702)	24,331
Put - OTC - 2 Yr. IRS	2.500%	6M EURIBOR	Pay	01/14/27	GSBU	(33,900,000)	EUR	(33,900,000)	(310,821)	(134,582)	176,239
Totals									$(1,089,807)	$(653,743)	$436,064

Inflation Capped Options	Initial Index	Exercise Index	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	GSBU	(8,700,000)	EUR	(8,700,000)	$(382,245)	$(79,886)	$302,359
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(4,531,669)	$(17,106)	$(4,514,563)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,419,258)	—	(1,419,258)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(3,389,427)	3,600	(3,393,027)
Pay	12M CPURNSA	Maturity	2.208%	Maturity	10/07/25	USD	16,538,000	(88,850)	—	(88,850)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(1,587,602)	28,402	(1,616,004)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(741,872)	(1,137)	(740,735)
Pay	12M CPURNSA	Maturity	2.380%	Maturity	10/15/25	USD	13,700,000	(57,412)	—	(57,412)
Pay	12M CPURNSA	Maturity	2.700%	Maturity	01/14/26	USD	12,700,000	(52,361)	—	(52,361)
Pay	12M CPURNSA	Maturity	2.820%	Maturity	02/05/26	USD	5,600,000	(18,618)	—	(18,618)
Pay	12M CPURNSA	Maturity	2.842%	Maturity	02/13/26	USD	5,900,000	(18,727)	—	(18,727)
Pay	12M CPURNSA	Maturity	3.043%	Maturity	02/21/26	USD	7,600,000	(9,692)	—	(9,692)
Pay	12M CPURNSA	Maturity	3.300%	Maturity	06/04/26	USD	7,300,000	2,705	—	2,705
Pay	12M CPURNSA	Maturity	3.323%	Maturity	04/23/26	USD	6,200,000	16,026	—	16,026
Pay	12M CPURNSA	Maturity	3.434%	Maturity	08/27/26	USD	14,900,000	28,662	—	28,662
Pay	12M CPURNSA	Maturity	3.435%	Maturity	08/01/26	USD	14,900,000	15,174	—	15,174
BHFTI-252

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	$(103,556)	$—	$(103,556)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(14,084)	2,830	(16,914)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	7,040,000	(1,490,371)	(65,196)	(1,425,175)
Pay	12M HICP	Maturity	2.421%	Maturity	05/15/52	EUR	650,000	5,242	—	5,242
Pay	12M HICP	Maturity	2.488%	Maturity	05/15/37	EUR	60,000	359	121	238
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	17,962	512	17,450
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	44,659	717	43,942
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	67,294	(36,516)	103,810
Pay	12M HICP	Maturity	2.590%	Maturity	12/15/52	EUR	2,300,000	253,667	—	253,667
Pay	12M HICP	Maturity	2.682%	Maturity	10/15/53	EUR	1,100,000	167,321	—	167,321
Pay	12M HICP	Maturity	2.700%	Maturity	04/15/53	EUR	3,100,000	486,017	20,720	465,297
Pay	12M HICP	Maturity	2.736%	Maturity	10/15/53	EUR	1,600,000	272,547	14,422	258,125
Pay	12M HICP	Maturity	2.763%	Maturity	09/15/53	EUR	800,000	143,650	5,914	137,736
Pay	12M SONIA	Annually	3.750%	Annually	09/17/30	GBP	54,900,000	(293,132)	(264,557)	(28,575)
Pay	12M UKRPI	Maturity	3.466%	Maturity	09/15/34	GBP	3,000,000	41,034	—	41,034
Pay	12M UKRPI	Maturity	3.500%	Maturity	08/15/34	GBP	7,200,000	134,309	40,810	93,499
Pay	3M SOFR	Semi-Annually	2.340%	Semi-Annually	11/21/28	USD	65,930,000	(2,514,214)	—	(2,514,214)
Pay	6M EURIBOR	Annually	2.750%	Annually	03/18/36	EUR	86,670,000	144,105	(53,909)	198,014
Pay	6M EURIBOR	Annually	2.879%	Annually	08/15/32	EUR	21,800,000	600,826	—	600,826
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	1,685,778	—	1,685,778
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	2,142,606	—	2,142,606
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	2,832,228	9,782	2,822,446
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	1,296,012	—	1,296,012
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	1,578,701	—	1,578,701
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	164,932	—	164,932
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	188,485	—	188,485
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	725,956	—	725,956
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	1,133,674	—	1,133,674
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	449,542	—	449,542
Receive	12M HICP	Maturity	1.636%	Maturity	06/15/27	EUR	18,000,000	77,050	—	77,050
Receive	12M HICP	Maturity	2.034%	Maturity	09/15/34	EUR	6,700,000	(70,490)	(19,088)	(51,402)
Receive	12M HICP	Maturity	2.049%	Maturity	08/15/34	EUR	9,900,000	(123,543)	(3,756)	(119,787)
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	39,911	1,000	38,911
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	16,275	—	16,275
Receive	12M SOFR	Annually	2.865%	Annually	02/13/54	USD	25,800,000	4,770,663	483,009	4,287,654
Receive	12M SOFR	Annually	3.250%	Annually	06/18/34	USD	4,750,000	120,639	204,613	(83,974)
Receive	12M SOFR	Annually	3.300%	Annually	02/28/30	USD	61,900,000	71,866	(12,000)	83,866
Receive	12M SOFR	Annually	3.325%	Annually	02/28/30	USD	3,000,000	540	(14,316)	14,856
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	9,700,000	752,829	247,390	505,439
Receive	12M SOFR	Annually	3.700%	Annually	05/15/35	USD	1,553,000	(9,744)	(17,743)	7,999
Receive	12M SOFR	Annually	3.750%	Annually	05/15/32	USD	29,367,000	(488,541)	(28,888)	(459,653)
Receive	12M SOFR	Annually	4.100%	Annually	11/15/53	USD	28,541,400	(749,221)	(717,001)	(32,220)
Receive	12M SOFR	Annually	4.250%	Annually	12/20/25	USD	57,690,000	(15,651)	37,199	(52,850)
Receive	12M TONA	Annually	0.500%	Annually	12/15/31	JPY	1,469,000,000	449,607	4,542	445,065
Receive	12M TONA	Annually	0.550%	Annually	09/14/28	JPY	1,420,000,000	141,788	(9,926)	151,714
Receive	12M UKRPI	Maturity	3.365%	Maturity	09/15/27	GBP	6,300,000	(7,330)	—	(7,330)
Receive	3M SOFR	Semi-Annually	2.237%	Semi-Annually	11/21/53	USD	13,560,000	4,590,853	—	4,590,853
Receive	6M EURIBOR	Annually	0.190%	Annually	11/04/52	EUR	6,700,000	4,057,098	—	4,057,098
Receive	6M EURIBOR	Annually	0.195%	Annually	11/04/52	EUR	7,000,000	4,230,977	—	4,230,977
Receive	6M EURIBOR	Annually	0.197%	Annually	11/08/52	EUR	12,200,000	7,370,784	—	7,370,784
Receive	6M EURIBOR	Annually	1.830%	Annually	09/17/27	EUR	18,700,000	136,580	—	136,580
Receive	6M EURIBOR	Annually	2.740%	Annually	09/10/35	EUR	5,800,000	(36,502)	—	(36,502)
Receive	6M EURIBOR	Annually	3.000%	Annually	03/18/56	EUR	10,560,000	(199,718)	(136,940)	(62,778)
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	54,142	(1,388)	55,530
BHFTI-253

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	$73,893	$(3,436)	$77,329
Totals								$23,563,383	$(297,320)	$23,860,703
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	SOFR	Maturity	10/09/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	30,000,000	$(184,983)	$—	$(184,983)
Pay	SOFR	Maturity	10/09/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	20,000,000	(96,779)	—	(96,779)
Pay	SOFR	Maturity	10/09/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	60,000,000	(331,166)	—	(331,166)
Pay	SOFR	Maturity	10/09/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	20,000,000	(72,226)	—	(72,226)
Pay	SOFR	Maturity	10/09/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	40,000,000	(296,581)	—	(296,581)
Pay	SOFR	Maturity	10/09/25	MSCS	U.S. Treasury Inflation-Indexed Notes	USD	50,000,000	(335,916)	—	(335,916)
Totals								$(1,317,651)	$—	$(1,317,651)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,391,844,440	$—	$1,391,844,440
Total Agency Sponsored Mortgage-Backed Securities*	—	279,603,043	—	279,603,043
Total Asset-Backed Securities*	—	117,946,423	—	117,946,423
Total Foreign Government*	—	65,829,285	—	65,829,285
Total Non-Agency Mortgage-Backed Securities*	—	20,971,550	—	20,971,550
Total Corporate Bonds & Notes*	—	13,656,633	—	13,656,633
Total Convertible Preferred Stocks*	1,110,861	—	—	1,110,861
Total Short-Term Investments*	—	684,509,615	—	684,509,615
Total Investments	$1,110,861	$2,574,360,989	$—	$2,575,471,850
TBA Forward Sales Commitments (Liability)	$—	$(14,106,035)	$—	$(14,106,035)
Reverse Repurchase Agreements (Liability)	$—	$(22,132,328)	$—	$(22,132,328)
Secured Borrowings (Liability)	$—	$(1,682,820,500)	$—	$(1,682,820,500)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,642,142	$—	$2,642,142
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,494,749)	—	(1,494,749)
Total Forward Contracts	$—	$1,147,393	$—	$1,147,393
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,924,490	$—	$—	$3,924,490
Futures Contracts (Unrealized Depreciation)	(5,578,285)	—	—	(5,578,285)
Total Futures Contracts	$(1,653,795)	$—	$—	$(1,653,795)
Total Written Options*	$—	$(733,629)	$—	$(733,629)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$40,784,880	$—	$40,784,880
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(16,924,177)	—	(16,924,177)
Total Centrally Cleared Swap Contracts	$—	$23,860,703	$—	$23,860,703
BHFTI-254

Brighthouse Funds Trust I
PIMCO Inflation Protected Bond Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(1,317,651)	$—	$(1,317,651)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-255

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—44.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 2.4%
Federal Home Loan Mortgage Corp. REMICS
3.500%, 01/15/42	6,768,634	$6,395,116
4.677%, SOFR30A + 0.304%, 10/15/43 (a)	3,110,520	3,047,300
4.737%, SOFR30A + 0.364%, 07/15/34 (a)	1,726	1,719
5.656%, SOFR30A + 1.300%, 05/25/54 (a)	5,103,899	5,103,258
Federal Home Loan Mortgage Corp. Structured Pass- Through Certificates
5.353%, 12M MTA + 1.200%, 10/25/44 (a)	230,832	211,888
5.353%, 12M MTA + 1.200%, 02/25/45 (a)	20,871	20,243
5.553%, 12M MTA + 1.400%, 07/25/44 (a)	1,085,495	1,051,660
Federal National Mortgage Association REMICS
4.851%, SOFR30A + 0.494%, 11/25/42 (a)	1,137,891	1,130,514
4.901%, SOFR30A + 0.514%, 09/18/31 (a)	4,319	4,317
5.371%, SOFR30A + 1.014%, 04/25/32 (a)	2,487	2,495
6.373%, 05/25/35 (a)	117,491	120,143
Government National Mortgage Association REMICS
4.806%, 1M TSFR + 0.454%, 12/20/62 (a)	21,455	21,409
4.889%, SOFR30A + 0.500%, 01/20/72 (a)	3,902,450	3,853,967
5.066%, 1M TSFR + 0.714%, 08/20/65 (a)	694,721	694,323
5.066%, 1M TSFR + 0.714%, 10/20/65 (a)	959,777	961,267
5.116%, 1M TSFR + 0.764%, 06/20/66 (a)	242,708	243,227
5.189%, SOFR30A + 0.800%, 01/20/73 (a)	7,060,031	7,069,652
5.269%, SOFR30A + 0.880%, 03/20/73 (a)	7,615,254	7,651,996
5.289%, SOFR30A + 0.900%, 01/20/73 (a)	12,206,334	12,222,411
5.289%, SOFR30A + 0.900%, 12/20/73 (a)	15,940,041	15,992,556
5.316%, 1M TSFR + 0.964%, 09/20/66 (a)	1,808,117	1,813,903
5.409%, SOFR30A + 1.020%, 12/20/72 (a)	4,925,503	4,978,713
5.466%, 1M TSFR + 1.114%, 12/20/65 (a)	5,795,060	5,821,477
5.466%, 1M TSFR + 1.114%, 01/20/67 (a)	2,615,367	2,628,538
5.577%, 12M TSFR + 1.515%, 09/20/67 (a)	3,276,593	3,327,434
7.149%, 09/20/66 (a)	2,318,017	2,354,935
		86,724,461
Agency Mortgage-Backed Securities — 42.0%
Federal Home Loan Mortgage Corp.
2.500%, 12/01/32	5,049,130	4,886,228
3.500%, 12/01/26	2,216	2,206
3.500%, 05/01/32	51,978	51,345
3.500%, 07/01/33	127,135	125,380
3.500%, 08/01/33	3,991	3,934
3.500%, 09/01/33	163,406	161,085
3.500%, 11/01/33	352,475	347,453
3.500%, 01/01/34	37,780	37,234
3.500%, 02/01/34	61,899	60,980
3.500%, 04/01/34	658,465	645,894
3.500%, 05/01/34	256,038	252,142
3.500%, 10/01/34	54,678	53,348
3.500%, 11/01/34	22,905	22,348
3.500%, 03/01/35	95,067	92,578
4.000%, 06/01/30	9,160	9,128
4.000%, 09/01/30	58,149	57,935
4.000%, 10/01/30	3,123	3,111
4.000%, 11/01/33	6,275	6,260
4.000%, 12/01/40	126,646	124,106
4.000%, 10/01/52	2,215,452	2,093,897
4.500%, 04/01/34	4,263	4,265
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 06/01/35	13,406	$13,522
4.500%, 04/01/41	20,665	20,693
5.000%, 10/01/52	302,996	303,667
5.000%, 05/01/53	5,746,330	5,722,392
5.000%, 06/01/53	6,823,073	6,867,390
5.000%, 09/01/53	710,949	712,800
5.000%, 08/01/54	279,345	277,175
5.500%, 01/01/33	275	285
5.500%, 05/01/33	406	410
5.500%, 08/01/33	389	398
5.500%, 10/01/33	1,087	1,123
5.500%, 01/01/34	590	598
5.500%, 09/01/34	8,486	8,568
5.500%, 01/01/35	7,111	7,380
5.500%, 07/01/35	403	414
5.500%, 10/01/35	7,389	7,674
5.500%, 11/01/35	18,403	18,857
5.500%, 12/01/35	10,951	11,408
5.500%, 01/01/36	9,435	9,828
5.500%, 04/01/36	4,838	5,025
5.500%, 06/01/36	368,223	382,957
5.500%, 07/01/36	7,747	8,070
5.500%, 08/01/36	10,559	10,837
5.500%, 10/01/36	1,380	1,414
5.500%, 12/01/36	55,071	57,368
5.500%, 02/01/37	5,627	5,844
5.500%, 03/01/37	3,774	3,931
5.500%, 04/01/37	21,681	22,330
5.500%, 06/01/37	28,082	29,098
5.500%, 07/01/37	46,017	47,937
5.500%, 08/01/37	18,184	18,943
5.500%, 09/01/37	3,097	3,226
5.500%, 10/01/37	2,428	2,528
5.500%, 11/01/37	56,543	58,902
5.500%, 12/01/37	3,971	4,108
5.500%, 01/01/38	19,423	20,200
5.500%, 02/01/38	48,976	50,939
5.500%, 03/01/38	23,941	24,781
5.500%, 04/01/38	36,798	38,238
5.500%, 05/01/38	31,084	32,064
5.500%, 06/01/38	80,780	83,757
5.500%, 07/01/38	98,626	102,550
5.500%, 08/01/38	254,072	264,496
5.500%, 09/01/38	68,136	70,675
5.500%, 10/01/38	2,035,124	2,110,765
5.500%, 11/01/38	795,914	825,551
5.500%, 12/01/38	4,517	4,672
5.500%, 01/01/39	172,005	178,980
5.500%, 02/01/39	43,650	45,178
5.500%, 03/01/39	18,331	19,051
5.500%, 06/01/39	641,891	665,803
5.500%, 09/01/39	8,757	9,110
5.500%, 02/01/40	19,488	20,206
5.500%, 03/01/40	3,211	3,329
5.500%, 05/01/40	657	682
BHFTI-256

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 08/01/40	21,326	$22,054
5.500%, 02/01/54	31,007	31,319
5.500%, 03/01/54	1,996,601	2,016,167
6.000%, 10/01/53	9,260,307	9,501,724
6.000%, 11/01/53	816,798	836,309
6.000%, 12/01/53	15,936,752	16,317,679
6.000%, 01/01/54	2,570,884	2,633,220
6.000%, 02/01/54	3,255,549	3,329,865
6.000%, 07/01/54	19,484,827	19,924,264
6.000%, 08/01/54	3,424,041	3,500,300
6.191%, 1Y RFUCCT + 1.345%, 09/01/35 (a)	33,257	33,980
6.340%, 1Y H15 + 2.108%, 02/01/35 (a)	12,302	12,673
6.375%, 1Y H15 + 2.250%, 11/01/31 (a)	3,353	3,413
6.402%, 1Y H15 + 2.250%, 11/01/34 (a)	10,873	11,229
6.469%, 1Y H15 + 2.250%, 08/01/35 (a)	45,152	46,689
6.498%, 1Y H15 + 2.250%, 01/01/35 (a)	21,200	21,920
6.500%, 1Y H15 + 2.250%, 02/01/35 (a)	8,457	8,753
6.525%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	1,868	1,899
6.540%, 1Y RFUCCT + 1.625%, 02/01/35 (a)	8,351	8,596
6.552%, 1Y RFUCCT + 1.677%, 01/01/35 (a)	4,168	4,245
6.565%, 1Y H15 + 2.250%, 06/01/35 (a)	100,913	104,255
6.575%, 1Y RFUCCT + 1.621%, 02/01/35 (a)	2,644	2,702
6.632%, 1Y H15 + 2.436%, 01/01/29 (a)	9,635	9,651
6.657%, 1Y RFUCCT + 1.678%, 02/01/35 (a)	4,791	4,884
6.711%, 1Y RFUCCT + 1.961%, 08/01/32 (a)	22,615	23,042
6.714%, 1Y H15 + 2.107%, 10/01/34 (a)	6,684	6,832
6.854%, 1Y RFUCCT + 1.901%, 02/01/35 (a)	7,031	7,263
6.953%, 1Y RFUCCT + 1.892%, 11/01/34 (a)	6,292	6,451
7.151%, 1Y H15 + 2.182%, 09/01/35 (a)	27,778	28,416
7.400%, 1Y RFUCCT + 1.900%, 11/01/34 (a)	2,104	2,150
Federal National Mortgage Association
3.000%, 09/01/28	41,244	40,600
3.000%, 06/01/30	2,171,896	2,131,741
3.000%, 08/01/49	1,855,084	1,633,364
3.500%, 10/01/26	7,002	6,958
3.500%, 12/01/26	21,732	21,589
3.500%, 04/01/27	1,617	1,609
3.500%, 12/01/28	91,862	90,773
3.500%, 03/01/29	64,590	64,028
3.500%, 07/01/29	14,332	14,164
3.500%, 12/01/31	19,076	18,843
3.500%, 05/01/32	109,204	107,876
3.500%, 06/01/32	181,921	179,667
3.500%, 05/01/33	102,482	100,851
3.500%, 06/01/33	129,991	128,181
3.500%, 08/01/33	80,932	79,786
3.500%, 09/01/33	374,664	367,388
3.500%, 10/01/33	191,385	187,847
3.500%, 05/01/34	3,514,498	3,460,649
3.500%, 07/01/34	171,751	168,349
3.500%, 09/01/34	410,515	402,055
3.500%, 02/01/35	24,000	23,388
3.500%, 03/01/35	52,175	51,396
3.500%, 05/01/35	1,600,298	1,572,856
3.500%, 04/01/40	227,745	218,286
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 05/01/40	3,215,292	$3,074,640
4.000%, 02/01/26	869	866
4.000%, 03/01/26	251	250
4.000%, 06/01/26	939	936
4.000%, 04/01/29	5,213	5,186
4.000%, 05/01/29	14,902	14,828
4.000%, 03/01/30	10,364	10,333
4.000%, 05/01/30	18,195	18,094
4.000%, 08/01/30	14,753	14,688
4.000%, 09/01/30	14,103	14,040
4.000%, 10/01/30	454	452
4.000%, 11/01/30	51,934	51,674
4.000%, 12/01/30	7,785	7,745
4.000%, 06/01/31	994	988
4.000%, 09/01/31	28,533	28,372
4.000%, 11/01/33	23,324	23,296
4.000%, 05/01/34	36,726	35,846
4.000%, 05/01/35	15,348	14,853
4.000%, 01/01/41	22,143	21,549
4.000%, 12/01/43	136,634	132,746
4.000%, 06/01/52	379,381	362,471
4.000%, 10/01/52	1,384,610	1,325,143
4.300%, 11/01/29	1,300,000	1,312,988
4.500%, 11/01/25	100	100
4.500%, 04/01/26	155	155
4.500%, 01/01/27	22	22
4.500%, 04/01/31	5,159	5,186
4.500%, 04/01/39	9,612	9,677
4.500%, 05/01/39	17,687	17,785
4.500%, 12/01/39	3,089	3,105
4.500%, 05/01/40	6,925	6,949
4.500%, 09/01/40	7,701	7,712
4.500%, 12/01/40	28,207	28,231
4.500%, 07/01/41	5,538	5,465
4.500%, 09/01/41	141,702	140,574
4.500%, 03/01/42	18,238	18,192
4.500%, 07/01/42	85,158	84,154
4.500%, 05/01/53	4,683,012	4,568,112
4.891%, ECOFC + 1.934%, 12/01/36 (a)	6,847	6,789
5.000%, 04/01/33	9,469	9,430
5.000%, 07/01/33	21,097	21,208
5.000%, 08/01/33	427	429
5.000%, 09/01/33	396	401
5.000%, 10/01/33	4,238	4,296
5.000%, 11/01/33	111	112
5.000%, 01/01/34	9,338	9,402
5.000%, 04/01/34	26,621	26,965
5.000%, 06/01/34	491	499
5.000%, 12/01/34	10,550	10,790
5.000%, 01/01/35	6,831	6,992
5.000%, 04/01/35	12	12
5.000%, 07/01/35	14,227	14,230
5.000%, 01/01/38	34,139	35,066
5.000%, 04/01/39	6,334	6,495
5.000%, 10/01/39	815	830
BHFTI-257

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.000%, 11/01/39	4,824	$4,940
5.000%, 06/01/40	9,215	9,437
5.000%, 11/01/42	32,561	33,346
5.000%, 04/01/53	46,813,354	46,642,754
5.000%, 06/01/53	780,296	780,927
5.000%, 07/01/53	8,611,895	8,608,975
5.421%, 12M MTA + 1.200%, 08/01/41 (a)	28,837	28,833
5.421%, 12M MTA + 1.200%, 07/01/42 (a)	50,234	50,113
5.421%, 12M MTA + 1.200%, 08/01/42 (a)	74,120	74,358
5.421%, 12M MTA + 1.200%, 10/01/44 (a)	64,836	65,187
5.471%, 12M MTA + 1.250%, 09/01/41 (a)	159,105	160,003
5.500%, 12/01/28	148	150
5.500%, 06/01/33	10,946	11,104
5.500%, 07/01/33	2,691	2,757
5.500%, 09/01/33	55,177	55,645
5.500%, 11/01/33	74,773	75,406
5.500%, 12/01/33	345	352
5.500%, 04/01/34	493	505
5.500%, 07/01/34	3,893	3,926
5.500%, 08/01/34	67,899	70,277
5.500%, 09/01/34	995	1,022
5.500%, 11/01/34	73,538	75,573
5.500%, 12/01/34	177,608	184,262
5.500%, 01/01/35	65,242	67,665
5.500%, 02/01/35	84,192	87,377
5.500%, 03/01/35	174,871	181,792
5.500%, 04/01/35	9,557	9,776
5.500%, 05/01/35	30,389	31,580
5.500%, 06/01/35	47,507	49,312
5.500%, 08/01/35	38,197	39,699
5.500%, 09/01/35	483,911	503,285
5.500%, 10/01/35	50,149	52,178
5.500%, 12/01/35	252,387	261,839
5.500%, 01/01/36	62,259	64,778
5.500%, 03/01/36	55,181	57,414
5.500%, 05/01/36	437	455
5.500%, 07/01/36	233,314	242,174
5.500%, 09/01/36	28,035	28,821
5.500%, 11/01/36	16,738	17,408
5.500%, 12/01/36	1,069	1,099
5.500%, 02/01/37	297	309
5.500%, 05/01/37	6,888	7,122
5.500%, 08/01/37	216,884	225,661
5.500%, 01/01/38	1,945	2,018
5.500%, 02/01/38	66,378	69,068
5.500%, 03/01/38	323,572	335,498
5.500%, 05/01/38	478,795	497,219
5.500%, 06/01/38	17,344	17,970
5.500%, 09/01/38	15,817	16,356
5.500%, 10/01/38	143,292	149,092
5.500%, 11/01/38	40,986	42,530
5.500%, 01/01/39	12,589	13,059
5.500%, 07/01/39	5,137	5,275
5.500%, 11/01/39	523,069	541,709
5.500%, 02/01/40	117,650	121,845
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 06/01/40	44,204	$45,122
5.500%, 09/01/40	75,026	78,067
5.500%, 07/01/41	889,179	920,861
5.500%, 02/01/49	46,564	47,697
5.500%, 07/01/53	899,079	907,935
5.500%, 08/01/53	2,797,692	2,833,348
5.500%, 09/01/53	435,913	441,204
5.500%, 10/01/53	454,065	459,136
5.500%, 02/01/54	2,062,495	2,086,635
5.613%, ECOFC + 1.739%, 09/01/34 (a)	1,753	1,738
5.950%, 12M MTA + 1.717%, 11/01/35 (a)	46,931	47,765
5.960%, 1Y RFUCCT + 1.335%, 12/01/34 (a)	50,867	51,317
5.998%, 6M RFUCCT + 1.373%, 09/01/35 (a)	70,625	70,788
6.000%, 12/01/28	4,131	4,227
6.000%, 01/01/29	1,854	1,911
6.000%, 02/01/29	7	7
6.000%, 04/01/29	373	381
6.000%, 06/01/29	466	479
6.000%, 11/01/32	26,278	26,847
6.000%, 12/01/32	21,623	22,160
6.000%, 03/01/33	3,411	3,526
6.000%, 05/01/33	3,344	3,456
6.000%, 07/01/33	3,452	3,568
6.000%, 01/01/34	270	276
6.000%, 11/01/34	2,153	2,199
6.000%, 04/01/35	164,892	170,991
6.000%, 05/01/35	4,206	4,405
6.000%, 06/01/35	140	143
6.000%, 07/01/35	10,741	11,084
6.000%, 09/01/35	1,717	1,804
6.000%, 11/01/35	102,214	106,250
6.000%, 12/01/35	7,054	7,312
6.000%, 04/01/36	815	841
6.000%, 05/01/36	20,783	21,795
6.000%, 06/01/36	1,045	1,089
6.000%, 07/01/36	3,434	3,551
6.000%, 08/01/36	400,022	421,520
6.000%, 09/01/36	52,317	54,897
6.000%, 10/01/36	3,177	3,310
6.000%, 11/01/36	6,983	7,289
6.000%, 01/01/37	50,294	52,582
6.000%, 02/01/37	107,979	113,786
6.000%, 04/01/37	26,751	27,944
6.000%, 05/01/37	12,290	12,551
6.000%, 07/01/37	7,040	7,419
6.000%, 08/01/37	7,199	7,587
6.000%, 11/01/37	12,829	13,494
6.000%, 02/01/38	116,570	122,843
6.000%, 03/01/38	2,248	2,355
6.000%, 08/01/38	3,130	3,255
6.000%, 09/01/38	238,745	251,597
6.000%, 10/01/38	17,289	18,220
6.000%, 01/01/39	18,120	19,095
6.000%, 04/01/39	111,770	117,787
6.000%, 07/01/39	22,494	23,631
BHFTI-258

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 08/01/39	112,332	$117,527
6.000%, 05/01/49	863,037	901,126
6.000%, 11/01/53	10,444,051	10,686,358
6.025%, 1Y H15 + 1.900%, 02/01/31 (a)	64,023	64,368
6.036%, 1Y RFUCCT + 1.261%, 12/01/34 (a)	215,530	218,557
6.056%, 6M RFUCCT + 1.412%, 06/01/33 (a)	3,917	3,961
6.115%, 6M RFUCCT + 1.515%, 01/01/35 (a)	20,562	21,070
6.163%, 6M RFUCCT + 1.538%, 01/01/36 (a)	4,333	4,357
6.212%, 1Y H15 + 2.016%, 07/01/33 (a)	1,494	1,521
6.223%, 1Y H15 + 2.223%, 08/01/35 (a)	36,333	37,478
6.267%, 1Y H15 + 2.069%, 10/01/28 (a)	21,951	22,024
6.332%, 1Y RFUCCT + 1.355%, 03/01/35 (a)	8,055	8,197
6.350%, 1Y RFUCCT + 1.350%, 11/01/34 (a)	1,560	1,576
6.355%, 6M RFUCCT + 1.605%, 08/01/36 (a)	12,628	12,777
6.410%, 1Y RFUCCT + 1.660%, 05/01/34 (a)	170,705	172,958
6.428%, 1Y H15 + 2.192%, 02/01/35 (a)	13,298	13,752
6.429%, 1Y RFUCCT + 1.590%, 01/01/35 (a)	8,035	8,265
6.442%, 1Y RFUCCT + 1.630%, 01/01/35 (a)	3,797	3,865
6.476%, 1Y RFUCCT + 1.636%, 12/01/34 (a)	4,774	4,866
6.477%, 1Y RFUCCT + 1.750%, 08/01/35 (a)	82,878	85,347
6.493%, 1Y RFUCCT + 1.618%, 03/01/33 (a)	1,076	1,094
6.506%, 1Y RFUCCT + 1.556%, 01/01/35 (a)	5,525	5,679
6.508%, 1Y H15 + 2.302%, 04/01/34 (a)	868	897
6.523%, 1Y RFUCCT + 1.538%, 01/01/35 (a)	10,913	11,227
6.526%, 1Y H15 + 2.360%, 11/01/34 (a)	255,070	265,268
6.563%, 1Y H15 + 2.313%, 05/01/35 (a)	47,642	49,405
6.582%, 1Y RFUCCT + 1.620%, 02/01/35 (a)	3,739	3,855
6.631%, 1Y RFUCCT + 1.630%, 05/01/35 (a)	8,648	8,946
6.635%, 1Y H15 + 2.095%, 10/01/35 (a)	38,156	39,126
6.654%, 1Y H15 + 2.215%, 09/01/31 (a)	7,571	7,650
6.685%, 1Y H15 + 2.144%, 11/01/35 (a)	62,832	64,896
6.709%, 1Y RFUCCT + 1.595%, 10/01/34 (a)	3,598	3,661
6.810%, 1Y RFUCCT + 1.810%, 04/01/35 (a)	14,261	14,735
6.848%, 1Y RFUCCT + 1.670%, 11/01/34 (a)	9,505	9,807
7.122%, 1Y RFUCCT + 1.657%, 09/01/32 (a)	29,508	30,103
7.435%, 1Y RFUCCT + 1.810%, 09/01/34 (a)	100,452	102,957
Federal National Mortgage Association-ACES
2.349%, 01/25/31 (a) (b)	20,568,598	1,198,092
Government National Mortgage Association
3.000%, 11/15/49	1,569,574	1,404,657
3.500%, 05/20/52	539,855	496,608
3.500%, 06/20/52	327,433	299,888
3.500%, 09/20/52	176,435	161,520
3.500%, 11/20/52	148,261	135,697
3.500%, 10/20/54	6,957,177	6,345,753
3.500%, 11/20/54	11,117,361	10,140,302
3.500%, 02/20/55	1,990,035	1,815,841
3.500%, 06/20/55	7,965,738	7,265,582
3.500%, 07/20/55	10,259,902	9,358,085
4.000%, 03/15/52	8,029,461	7,602,750
4.000%, 08/20/55	99,999	94,057
4.500%, 12/20/49	8,800	8,678
4.625%, 1Y H15 + 1.500%, 08/20/27 (a)	2,582	2,580
4.625%, 1Y H15 + 1.500%, 09/20/27 (a)	14,668	14,777
4.625%, 1Y H15 + 1.500%, 07/20/29 (a)	1,217	1,221
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.625%, 1Y H15 + 1.500%, 08/20/29 (a)	1,380	$1,386
4.625%, 1Y H15 + 1.500%, 09/20/29 (a)	2,295	2,300
4.625%, 1Y H15 + 1.500%, 08/20/31 (a)	405	405
4.625%, 1Y H15 + 1.500%, 09/20/33 (a)	10,885	11,028
4.750%, 1Y H15 + 1.500%, 11/20/27 (a)	1,504	1,505
4.750%, 1Y H15 + 1.500%, 10/20/28 (a)	162	163
4.750%, 1Y H15 + 1.500%, 10/20/29 (a)	800	801
4.750%, 1Y H15 + 1.500%, 11/20/30 (a)	1,970	1,973
5.000%, 10/15/33	1,924	1,943
5.000%, 12/15/33	5,860	5,982
5.000%, 05/15/34	1,813	1,857
5.000%, 07/15/34	365	364
5.000%, 11/15/35	858	874
5.000%, 03/15/36	544	557
5.000%, 10/15/38	157,546	161,572
5.000%, 02/15/39	24,346	24,944
5.000%, 03/15/39	38,898	39,892
5.000%, 04/15/39	202,694	207,778
5.000%, 05/15/39	727,064	745,304
5.000%, 06/15/39	216,126	221,503
5.000%, 09/15/39	118,955	123,546
5.000%, 05/15/40	7,913	8,107
5.000%, 09/15/40	81,856	83,906
5.000%, 12/15/40	6,291	6,450
5.000%, 09/15/47	16,942	16,936
5.000%, 03/15/48	1,223,861	1,219,121
5.000%, 04/15/48	1,368,678	1,363,337
5.000%, 01/15/49	1,722,539	1,757,304
5.000%, 05/15/49	277,744	280,800
5.000%, 06/20/49	41,964	42,502
5.000%, 07/20/49	92,992	94,383
5.000%, 06/15/50	253,883	253,478
5.000%, 04/15/52	6,169,199	6,144,761
5.250%, 1Y H15 + 2.000%, 10/20/31 (a)	2,751	2,802
5.500%, 1Y H15 + 1.500%, 11/20/26 (a)	641	641
5.500%, 1Y H15 + 1.500%, 10/20/30 (a)	516	519
5.625%, 1Y H15 + 1.500%, 02/20/26 (a)	139	139
5.625%, 1Y H15 + 1.500%, 05/20/26 (a)	139	138
5.625%, 1Y H15 + 1.500%, 01/20/27 (a)	205	205
5.625%, 1Y H15 + 1.500%, 06/20/27 (a)	432	433
5.625%, 1Y H15 + 1.500%, 02/20/28 (a)	865	866
5.625%, 1Y H15 + 1.500%, 03/20/28 (a)	1,413	1,412
5.625%, 1Y H15 + 1.500%, 05/20/28 (a)	642	646
5.625%, 1Y H15 + 1.500%, 05/20/29 (a)	1,004	1,005
5.625%, 1Y H15 + 1.500%, 01/20/30 (a)	4,576	4,583
5.625%, 1Y H15 + 1.500%, 04/20/30 (a)	2,219	2,223
5.625%, 1Y H15 + 1.500%, 05/20/30 (a)	4,176	4,173
5.625%, 1Y H15 + 1.500%, 06/20/30 (a)	1,304	1,303
5.625%, 1Y H15 + 1.500%, 04/20/31 (a)	2,093	2,093
5.625%, 1Y H15 + 1.500%, 03/20/32 (a)	86	87
5.625%, 1Y H15 + 1.500%, 04/20/32 (a)	1,404	1,406
5.625%, 1Y H15 + 1.500%, 05/20/32 (a)	2,999	2,998
5.625%, 1Y H15 + 1.500%, 03/20/33 (a)	845	857
Government National Mortgage Association, TBA
2.000%, TBA (c)	8,600,000	7,108,964
BHFTI-259

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association, TBA
4.000%, TBA (c)	39,200,000	$36,847,284
4.500%, TBA (c)	33,100,000	32,080,885
5.000%, TBA (c)	48,240,000	47,966,366
6.000%, TBA (c)	51,300,000	52,172,282
Uniform Mortgage-Backed Security, TBA
3.000% , TBA (c)	374,100,000	328,570,542
3.500%, TBA (c)	83,500,000	76,262,711
4.000%, TBA (c)	63,900,000	60,206,977
4.500%, TBA (c)	92,800,000	90,005,691
5.000%, TBA (c)	11,140,000	11,040,969
5.500%, TBA (c)	401,100,000	404,137,895
6.000%, TBA (c)	113,100,000	115,519,476
		1,513,797,510
Total Agency Sponsored Mortgage-Backed Securities (Cost $1,601,630,763)		1,600,521,971

Corporate Bonds & Notes—42.4%
Aerospace/Defense — 0.5%
Boeing Co.
2.750%, 02/01/26	12,000,000	11,931,554
6.259%, 05/01/27	2,600,000	2,675,186
6.298%, 05/01/29	300,000	318,374
Spirit AeroSystems, Inc.
4.600%, 06/15/28	1,600,000	1,597,946
		16,523,060
Agriculture — 0.6%
BAT International Finance PLC
5.931%, 02/02/29	8,300,000	8,716,552
Imperial Brands Finance PLC
3.875%, 07/26/29 (144A)	12,800,000	12,574,056
		21,290,608
Airlines — 0.4%
Air Canada Pass-Through Trust
3.300%, 07/15/31 (144A)	834,080	789,783
American Airlines Pass-Through Trust
3.600%, 03/22/29	824,872	808,288
3.700%, 04/01/28	2,164,896	2,151,592
British Airways Pass-Through Trust
4.125%, 03/20/33 (144A) †	951,532	916,754
United Airlines Pass-Through Trust
2.875%, 04/07/30	3,118,114	2,969,944
3.450%, 01/07/30	1,675,838	1,608,388
5.875%, 04/15/29	4,720,347	4,851,964
		14,096,713
Auto Manufacturers — 3.8%
American Honda Finance Corp.
4.985%, SOFR + 0.730%, 08/13/27 (a)	6,100,000	6,111,041
BMW U.S. Capital LLC
4.750%, 03/21/28 (144A)	7,300,000	7,406,553
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Daimler Truck Finance North America LLC
5.000%, 01/15/27 (144A)	3,200,000	$3,232,693
5.113%, SOFR + 0.960%, 09/25/27 (144A) (a)	8,100,000	8,126,568
Ford Motor Credit Co. LLC
2.900%, 02/16/28	2,685,000	2,552,711
3.815%, 11/02/27	1,632,000	1,592,101
4.125%, 08/17/27	4,700,000	4,623,149
5.800%, 03/05/27	6,900,000	6,969,803
5.800%, 03/08/29	200,000	202,958
5.918%, 03/20/28	900,000	915,414
7.350%, 11/04/27	3,190,000	3,327,134
General Motors Financial Co., Inc.
5.050%, 04/04/28	5,740,000	5,832,273
Hyundai Capital America
2.100%, 09/15/28 (144A)	13,500,000	12,651,803
5.300%, 01/08/29 (144A)	4,500,000	4,607,547
5.500%, 03/30/26 (144A)	5,900,000	5,929,892
5.650%, 06/26/26 (144A)	2,000,000	2,018,517
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27 (144A)	7,300,000	7,416,171
Nissan Motor Acceptance Co. LLC
1.850%, 09/16/26 (144A)	13,500,000	13,012,870
Nissan Motor Co. Ltd.
4.345%, 09/17/27 (144A)	5,600,000	5,493,047
4.810%, 09/17/30 (144A)	14,700,000	13,848,648
Volkswagen Bank GmbH
2.500%, 07/31/26 (EUR)	2,000,000	2,347,892
Volkswagen Group of America Finance LLC
4.450%, 09/11/27 (144A)	3,600,000	3,608,744
4.625%, 11/13/25 (144A)	10,900,000	10,896,407
5.050%, 03/27/28 (144A)	5,000,000	5,065,322
		137,789,258
Banks — 14.2%
ABN AMRO Bank NV
6.575%, 1Y H15 + 1.550%, 10/13/26 (144A) (a)	7,500,000	7,504,345
AIB Group PLC
6.608%, SOFR + 2.330%, 09/13/29 (144A) (a)	6,700,000	7,112,304
Banco Espirito Santo SA
2.625%, 05/08/17 (EUR) (d)	1,700,000	439,095
4.750%, 01/15/18 (EUR) (d)	3,100,000	800,703
Banco Santander SA
5.552%, 1Y H15 + 1.250%, 03/14/28 (a)	7,800,000	7,940,887
5.565%, 01/17/30	2,200,000	2,296,151
6.607%, 11/07/28	3,800,000	4,062,925
Bank of America Corp.
3.705%, 3M TSFR + 1.774%, 04/24/28 (a)	5,700,000	5,663,234
5.080%, SOFR + 1.290%, 01/20/27 (a)	1,900,000	1,903,490
5.202%, SOFR + 1.630%, 04/25/29 (a)	6,000,000	6,150,379
5.819%, SOFR + 1.570%, 09/15/29 (a)	9,700,000	10,143,244
Bank of America NA
5.268%, SOFR + 1.020%, 08/18/26 (a)	7,100,000	7,140,355
Bank of Montreal
4.689%, 06/28/28 (144A)	8,950,000	9,140,783
Banque Federative du Credit Mutuel SA
5.896%, 07/13/26 (144A)	5,900,000	5,980,658
BHFTI-260

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Barclays PLC
4.972%, 05/16/29	2,000,000	$2,029,756
7.437%, 1Y H15 + 3.500%, 11/02/33 (a)	4,300,000	4,933,924
BNP Paribas SA
4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	3,700,000	3,378,107
5.497%, SOFR + 1.590%, 05/20/30 (144A) (a)	9,200,000	9,513,509
BPCE SA
5.281%, 05/30/29 (144A)	2,000,000	2,059,632
6.612%, SOFR + 1.980%, 10/19/27 (144A) (a)	1,900,000	1,942,964
6.714%, SOFR + 2.270%, 10/19/29 (144A) (a)	7,500,000	7,961,994
CaixaBank SA
6.684%, SOFR + 2.080%, 09/13/27 (144A) (a)	6,300,000	6,437,225
Canadian Imperial Bank of Commerce
4.580%, SOFR + 1.170%, 09/08/31 (a)	2,200,000	2,207,227
Citibank NA
5.488%, 12/04/26	7,400,000	7,517,229
Citigroup, Inc.
3.070%, SOFR + 1.280%, 02/24/28 (a)	8,100,000	7,975,728
Credit Agricole SA
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,957,870
5.392%, SOFR + 1.210%, 09/11/28 (144A) (a)	2,600,000	2,618,036
6.316%, SOFR + 1.860%, 10/03/29 (144A) (a)	4,100,000	4,322,343
Danske Bank AS
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	12,011,140
Deutsche Bank AG
3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	12,323,790
5.706%, SOFR + 1.594%, 02/08/28 (a)	4,700,000	4,785,392
6.819%, SOFR + 2.510%, 11/20/29 (a)	8,600,000	9,199,064
Goldman Sachs Bank USA
4.986%, SOFR + 0.750%, 05/21/27 (a)	5,050,000	5,067,215
Goldman Sachs Group, Inc.
3.691%, 3M TSFR + 1.772%, 06/05/28 (a)	6,500,000	6,453,251
5.049%, SOFR + 1.210%, 07/23/30 (a)	500,000	512,532
6.325%, 3M TSFR + 2.012%, 10/28/27 (a)	7,500,000	7,613,703
6.484%, SOFR + 1.770%, 10/24/29 (a)	5,600,000	5,959,404
HSBC Holdings PLC
5.130%, SOFR + 1.290%, 03/03/31 (a)	7,400,000	7,578,652
5.836%, SOFR + 1.570%, 08/14/27 (a)	6,700,000	6,757,650
6.254%, SOFR + 2.390%, 03/09/34 (a)	2,500,000	2,722,782
7.390%, SOFR + 3.350%, 11/03/28 (a)	5,900,000	6,266,171
ING Groep NV
3.950%, 03/29/27	1,100,000	1,095,378
4.625%, 01/06/26 (144A)	6,800,000	6,804,644
4.858%, SOFR + 1.010%, 03/25/29 (a)	9,200,000	9,321,953
JPMorgan Chase & Co.
1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	13,108,864
3.960%, 3M TSFR + 1.507%, 01/29/27 (a)	3,200,000	3,196,174
4.323%, SOFR + 1.560%, 04/26/28 (a)	500,000	501,235
5.236%, SOFR + 0.930%, 07/22/28 (a)	3,400,000	3,422,035
5.299%, SOFR + 1.450%, 07/24/29 (a)	7,900,000	8,139,610
5.503%, SOFR + 1.200%, 01/23/28 (a)	2,100,000	2,116,463
6.070%, SOFR + 1.330%, 10/22/27 (a)	7,500,000	7,649,133
JPMorgan Chase Bank NA
5.198%, SOFR + 1.000%, 12/08/26 (a)	7,700,000	7,758,520
Lloyds Bank PLC
Zero Coupon, 04/02/32 (e)	7,200,000	5,334,566
Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Banking Group PLC
5.462%, 1Y H15 + 1.375%, 01/05/28 (a)	5,900,000	$5,987,912
5.985%, 1Y H15 + 1.480%, 08/07/27 (a)	3,500,000	3,550,094
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	10,226,101
Mizuho Financial Group, Inc.
1.979%, 3M TSFR + 1.532%, 09/08/31 (a)	4,800,000	4,275,500
2.201%, 3M TSFR + 1.772%, 07/10/31 (a)	7,400,000	6,683,165
Morgan Stanley
4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,405,872
5.123%, SOFR + 1.730%, 02/01/29 (a)	4,700,000	4,801,275
5.173%, SOFR + 1.450%, 01/16/30 (a)	3,400,000	3,494,433
5.449%, SOFR + 1.630%, 07/20/29 (a)	7,900,000	8,163,146
6.407%, SOFR + 1.830%, 11/01/29 (a)	4,900,000	5,208,043
Morgan Stanley Bank NA
4.968%, SOFR + 0.930%, 07/14/28 (a)	6,700,000	6,799,048
5.398%, SOFR + 1.080%, 01/14/28 (a)	7,900,000	7,939,737
5.504%, SOFR + 0.865%, 05/26/28 (a)	7,800,000	7,971,909
NatWest Group PLC
5.778%, 1Y H15 + 1.500%, 03/01/35 (a)	2,800,000	2,952,696
NatWest Markets PLC
4.789%, 03/21/28 (144A)	10,000,000	10,175,281
5.022%, 03/21/30 (144A)	5,500,000	5,647,320
Royal Bank of Canada
4.851%, 12/14/26 (144A)	1,300,000	1,314,104
4.875%, 01/19/27	6,900,000	6,979,662
Santander U.K. Group Holdings PLC
4.858%, SOFR + 1.554%, 09/11/30 (a)	5,675,000	5,739,495
Societe Generale SA
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (a)	5,000,000	5,024,303
Standard Chartered PLC
6.301%, 1Y H15 + 2.450%, 01/09/29 (144A) (a)	5,500,000	5,721,943
Sumitomo Mitsui Financial Group, Inc.
1.902%, 09/17/28	9,800,000	9,200,398
5.316%, 07/09/29	5,900,000	6,112,320
5.464%, 01/13/26	2,900,000	2,910,271
5.518%, SOFR + 1.170%, 07/09/29 (a)	1,800,000	1,819,605
Toronto-Dominion Bank
4.701%, 06/05/27 (144A)	1,100,000	1,105,174
UBS Group AG
4.125%, 04/15/26 (144A)	10,200,000	10,199,941
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (a)	4,900,000	5,162,196
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a)	4,000,000	4,014,133
6.246%, 1Y H15 + 1.800%, 09/22/29 (144A) (a)	5,800,000	6,119,251
6.442%, SOFR + 3.700%, 08/11/28 (144A) (a)	7,000,000	7,273,259
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	5,650,000	6,232,423
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	2,600,000	2,931,215
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	5,249,369
5.574%, SOFR + 1.740%, 07/25/29 (a)	7,900,000	8,187,180
Wells Fargo Bank NA
5.252%, SOFR + 1.070%, 12/11/26 (a)	7,300,000	7,358,529
5.450%, 08/07/26	4,700,000	4,751,469
		511,521,190
BHFTI-261

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Chemicals — 0.1%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	3,437,000	$3,075,306
Syensqo Finance America LLC
5.650%, 06/04/29 (144A)	1,900,000	1,966,900
		5,042,206
Commercial Services — 1.4%
Beignet Investor LLC
6.581%, 05/30/49 (144A)	41,900,000	41,900,000
Quanta Services, Inc.
4.300%, 08/09/28	7,500,000	7,535,392
		49,435,392
Computers — 0.1%
Dell International LLC/EMC Corp.
4.150%, 02/15/29	4,800,000	4,788,513
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	7,450,000	7,319,512
4.450%, 10/01/25	3,000,000	3,000,000
6.100%, 01/15/27	4,900,000	5,005,019
Air Lease Corp.
5.300%, 06/25/26	5,000,000	5,033,102
Ally Financial, Inc.
5.548%, SOFR + 1.780%, 07/31/33 (a)	1,700,000	1,706,296
6.848%, SOFR + 2.820%, 01/03/30 (a)	7,000,000	7,404,898
American Express Co.
5.645%, SOFR + 0.750%, 04/23/27 (a)	7,700,000	7,759,866
6.338%, SOFR + 1.330%, 10/30/26 (a)	5,000,000	5,008,493
Aviation Capital Group LLC
5.375%, 07/15/29 (144A)	3,200,000	3,277,705
6.750%, 10/25/28 (144A)	1,900,000	2,020,802
Avolon Holdings Funding Ltd.
5.750%, 03/01/29 (144A)	7,900,000	8,178,950
6.375%, 05/04/28 (144A)	6,300,000	6,571,645
BGC Group, Inc.
8.000%, 05/25/28	4,000,000	4,271,188
Blue Owl Finance LLC
3.125%, 06/10/31	13,000,000	11,828,249
Cantor Fitzgerald LP
7.200%, 12/12/28 (144A)	3,300,000	3,525,712
Capital One Financial Corp.
4.927%, SOFR + 2.057%, 05/10/28 (a)	10,775,000	10,885,972
Nomura Holdings, Inc.
2.172%, 07/14/28	500,000	472,400
2.679%, 07/16/30	9,600,000	8,823,306
5.615%, SOFR + 1.250%, 07/02/27 (a)	2,900,000	2,923,609
5.709%, 01/09/26	5,100,000	5,119,397
5.842%, 01/18/28	4,700,000	4,859,609
		114,995,730
Electric — 4.7%
Abu Dhabi National Energy Co. PJSC
4.375%, 10/09/31 (144A)	7,000,000	7,012,439
Security Description	Principal Amount*	Value

Electric—(Continued)
AES Corp.
2.450%, 01/15/31	3,000,000	$2,686,625
Alliant Energy Finance LLC
5.950%, 03/30/29 (144A)	3,800,000	3,976,211
Ameren Corp.
5.000%, 01/15/29	7,200,000	7,359,625
American Electric Power Co., Inc.
5.200%, 01/15/29	1,700,000	1,752,845
Black Hills Corp.
4.550%, 01/31/31	5,100,000	5,099,757
Consumers Securitization Funding LLC
5.210%, 09/01/31	7,700,000	7,932,791
DTE Energy Co.
5.100%, 03/01/29	3,000,000	3,073,951
Duke Energy Progress LLC
2.000%, 08/15/31	7,600,000	6,681,429
Edison International
5.750%, 06/15/27	5,519,000	5,583,458
6.250%, 03/15/30	6,200,000	6,446,978
Enel Finance International NV
5.125%, 06/26/29 (144A)	7,800,000	7,990,460
Eversource Energy
5.950%, 02/01/29	5,700,000	5,968,100
FirstEnergy Corp.
3.900%, 07/15/27	1,300,000	1,292,027
Florida Power & Light Co.
4.400%, 05/15/28	4,400,000	4,449,591
4.450%, 05/15/26	6,900,000	6,911,594
Georgia Power Co.
4.650%, 05/16/28	5,200,000	5,277,069
Jersey Central Power & Light Co.
4.150%, 01/15/29 (144A)	3,600,000	3,595,422
National Rural Utilities Cooperative Finance Corp.
4.800%, 03/15/28	3,600,000	3,666,633
Pacific Gas & Electric Co.
3.150%, 01/01/26	10,900,000	10,865,312
3.300%, 12/01/27	1,600,000	1,565,879
4.550%, 07/01/30	5,000,000	4,965,269
5.000%, 06/04/28	5,100,000	5,171,013
5.450%, 06/15/27	5,000,000	5,083,588
5.550%, 05/15/29	5,700,000	5,867,243
PacifiCorp
5.450%, 02/15/34	7,900,000	8,092,188
Pinnacle West Capital Corp.
4.900%, 05/15/28	3,000,000	3,047,710
5.150%, 05/15/30	1,000,000	1,028,388
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500%, 07/14/28 (144A)	13,100,000	12,651,425
Southern California Edison Co.
4.125%, 03/01/48	800,000	611,246
4.650%, 10/01/43	400,000	340,686
5.250%, 03/15/30	6,300,000	6,423,944
5.850%, 11/01/27	3,000,000	3,078,062
BHFTI-262

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
WEC Energy Group, Inc.
1.375%, 10/15/27	4,525,000	$4,288,062
		169,837,020
Electronics — 0.3%
Flex Ltd.
4.875%, 06/15/29	8,160,000	8,245,357
Honeywell International, Inc.
4.125%, 11/02/34 (EUR)	1,760,000	2,143,305
		10,388,662
Environmental Control — 0.1%
Republic Services, Inc.
4.875%, 04/01/29	3,800,000	3,894,876
Food — 0.6%
Conagra Brands, Inc.
4.850%, 11/01/28	5,000,000	5,053,018
Mars, Inc.
4.800%, 03/01/30 (144A)	7,400,000	7,538,952
Mondelez International, Inc.
4.625%, 07/03/31 (CAD)	10,700,000	8,064,249
		20,656,219
Gas — 0.6%
National Fuel Gas Co.
5.500%, 10/01/26	6,400,000	6,467,612
Southern California Gas Co.
2.950%, 04/15/27	12,500,000	12,312,526
Venture Global Plaquemines LNG LLC
6.750%, 01/15/36 (144A)	2,900,000	3,080,313
		21,860,451
Healthcare-Services — 1.0%
Centene Corp.
3.000%, 10/15/30	5,900,000	5,271,871
4.250%, 12/15/27	2,300,000	2,258,640
Cigna Group
4.500%, 09/15/30	5,800,000	5,817,095
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	12,100,000	11,720,513
HCA, Inc.
3.125%, 03/15/27	7,300,000	7,197,356
3.375%, 03/15/29	5,200,000	5,042,780
		37,308,255
Insurance — 1.5%
Athene Global Funding
5.339%, 01/15/27 (144A)	7,800,000	7,908,260
Corebridge Global Funding
5.750%, 07/02/26 (144A)	2,600,000	2,631,026
Essent Group Ltd.
6.250%, 07/01/29	2,900,000	3,037,792
F&G Annuities & Life, Inc.
6.500%, 06/04/29	4,100,000	4,274,690
Security Description	Principal Amount*	Value

Insurance—(Continued)
Marsh & McLennan Cos., Inc.
4.650%, 03/15/30	2,900,000	$2,947,097
MassMutual Global Funding II
5.050%, 12/07/27 (144A)	7,900,000	8,061,975
5.311%, SOFR + 0.980%, 07/10/26 (144A) (a)	3,800,000	3,822,130
New York Life Global Funding
4.898%, SOFR + 0.580%, 01/16/26 (144A) (a)	7,800,000	7,808,379
Pacific Life Global Funding II
5.500%, 07/18/28 (144A)	5,500,000	5,697,344
RGA Global Funding
5.448%, 05/24/29 (144A)	6,000,000	6,225,485
		52,414,178
Investment Companies — 0.6%
Abu Dhabi Developmental Holding Co. PJSC
4.375%, 10/02/31 (144A)	5,300,000	5,303,364
ARES Capital Corp.
5.100%, 01/15/31	3,600,000	3,574,034
Credit Opportunities Partners LLC
6.740%, 03/20/30 (f) (g)	1,500,000	1,531,177
FS KKR Capital Corp.
6.875%, 08/15/29	7,400,000	7,579,770
HA Sustainable Infrastructure Capital, Inc.
6.150%, 01/15/31	4,500,000	4,622,740
		22,611,085
Lodging — 0.4%
Choice Hotels International, Inc.
3.700%, 12/01/29	2,500,000	2,387,515
Hyatt Hotels Corp.
4.850%, 03/15/26	2,700,000	2,702,010
Las Vegas Sands Corp.
6.000%, 08/15/29	7,800,000	8,123,892
Marriott International, Inc.
4.500%, 10/15/31	3,000,000	2,986,878
		16,200,295
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41	13,300,000	9,703,729
Fox Corp.
4.709%, 01/25/29	4,500,000	4,557,804
Paramount Global
2.900%, 01/15/27	300,000	293,839
		14,555,372
Oil & Gas — 0.4%
Adnoc Murban Rsc Ltd.
4.250%, 09/11/29 (144A)	3,900,000	3,916,582
Harbour Energy PLC
6.327%, 04/01/35 (144A)	3,700,000	3,799,586
Petroleos Mexicanos
10.000%, 02/07/33	3,000,000	3,481,500
BHFTI-263

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Pioneer Natural Resources Co.
5.100%, 03/29/26	4,000,000	$4,019,548
		15,217,216
Pharmaceuticals — 0.9%
AbbVie, Inc.
3.200%, 05/14/26	1,300,000	1,294,015
Bayer U.S. Finance LLC
6.125%, 11/21/26 (144A)	3,900,000	3,967,418
6.250%, 01/21/29 (144A)	7,900,000	8,307,120
6.375%, 11/21/30 (144A)	6,900,000	7,374,553
Bristol-Myers Squibb Co.
4.900%, 02/22/29	7,800,000	8,009,023
CVS Health Corp.
3.750%, 04/01/30	3,900,000	3,777,964
CVS Pass-Through Trust
6.943%, 01/10/30	364,035	380,375
		33,110,468
Pipelines — 1.0%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	9,000,000	9,098,211
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	3,000,000	3,173,863
Enbridge, Inc.
5.900%, 11/15/26	2,700,000	2,747,243
Energy Transfer LP
6.050%, 12/01/26	3,800,000	3,870,821
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36 (144A)	6,700,000	7,025,291
MPLX LP
5.000%, 03/01/33	1,500,000	1,500,373
ONEOK, Inc.
5.375%, 06/01/29	1,900,000	1,956,838
Venture Global LNG, Inc.
9.875%, 02/01/32 (144A)	3,800,000	4,137,148
Western Midstream Operating LP
6.350%, 01/15/29	1,000,000	1,052,037
		34,561,825
Real Estate — 0.2%
Logicor Financing SARL
1.625%, 07/15/27 (EUR)	4,500,000	5,174,918
Ontario Teachers' Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	1,700,000	1,689,117
		6,864,035
Real Estate Investment Trusts — 3.2%
American Homes 4 Rent LP
4.250%, 02/15/28	1,900,000	1,895,383
American Tower Corp.
5.800%, 11/15/28	1,200,000	1,253,071
Boston Properties LP
2.450%, 10/01/33	1,811,000	1,481,714
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Brixmor Operating Partnership LP
4.125%, 06/15/26	5,500,000	$5,490,736
Crown Castle, Inc.
2.900%, 03/15/27	12,500,000	12,259,048
EPR Properties
3.750%, 08/15/29	2,500,000	2,406,775
Extra Space Storage LP
2.400%, 10/15/31	8,500,000	7,484,963
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	10,800,000	10,656,025
Hudson Pacific Properties LP
4.650%, 04/01/29	2,400,000	2,233,342
Kilroy Realty LP
2.650%, 11/15/33	13,100,000	10,722,301
Omega Healthcare Investors, Inc.
4.750%, 01/15/28	8,900,000	8,973,946
Piedmont Operating Partnership LP
3.150%, 08/15/30	12,900,000	11,722,720
Prologis LP
2.250%, 01/15/32	1,200,000	1,056,265
SBA Tower Trust
2.328%, 07/15/52 (144A)	13,000,000	12,352,215
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A)	13,300,000	13,185,793
Sun Communities Operating LP
2.700%, 07/15/31	8,200,000	7,417,193
UDR, Inc.
3.500%, 07/01/27	1,000,000	989,289
Welltower OP LLC
4.250%, 04/01/26	1,102,000	1,102,032
Weyerhaeuser Co.
4.750%, 05/15/26	4,000,000	4,010,640
		116,693,451
Retail — 0.1%
CK Hutchison International 23 Ltd.
4.750%, 04/21/28 (144A)	2,700,000	2,738,791
Savings & Loans — 0.2%
Nationwide Building Society
4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	669,921
6.557%, SOFR + 1.910%, 10/18/27 (144A) (a)	7,500,000	7,670,760
		8,340,681
Semiconductors — 0.3%
Broadcom, Inc.
3.187%, 11/15/36 (144A)	3,600,000	3,072,159
4.300%, 11/15/32	7,400,000	7,304,424
		10,376,583
Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28	13,800,000	12,961,018
BHFTI-264

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Software — 0.8%
Fiserv, Inc.
4.550%, 02/15/31	1,300,000	$1,304,820
Oracle Corp.
3.600%, 04/01/40	1,400,000	1,124,398
3.600%, 04/01/50	5,600,000	3,942,173
4.450%, 09/26/30	9,100,000	9,095,535
VMware LLC
1.400%, 08/15/26	13,500,000	13,199,907
		28,666,833
Telecommunications — 0.4%
NTT Finance Corp.
4.567%, 07/16/27 (144A)	300,000	302,163
4.620%, 07/16/28 (144A)	300,000	302,966
4.876%, 07/16/30 (144A)	500,000	508,036
5.643%, SOFR + 1.310%, 07/16/30 (144A) (a)	800,000	815,038
T-Mobile USA, Inc.
2.550%, 02/15/31	3,900,000	3,543,621
4.200%, 10/01/29	6,700,000	6,690,839
Vmed O2 U.K. Financing I PLC
5.625%, 04/15/32 (144A) (EUR)	1,800,000	2,166,353
7.750%, 04/15/32 (144A)	1,500,000	1,575,957
		15,904,973
Water — 0.0%
Thames Water Super Senior Issuer PLC
9.750%, 10/10/27 (144A) (GBP) †	30,066	45,067
Total Corporate Bonds & Notes (Cost $1,541,016,351)		1,530,690,024

U.S. Treasury & Government Agencies—21.2%
U.S. Treasury — 21.2%
U.S. Treasury Bonds
1.375%, 08/15/50	34,100,000	17,145,906
1.625%, 11/15/50 (h)	6,700,000	3,594,969
1.875%, 02/15/51	27,500,000	15,708,301
1.875%, 11/15/51	2,400,000	1,357,687
2.000%, 02/15/50 (h)	6,400,000	3,827,250
2.000%, 08/15/51	19,300,000	11,307,086
2.250%, 08/15/49	29,239,400	18,662,961
2.375%, 11/15/49	16,970,000	11,103,418
2.375%, 05/15/51	19,070,400	12,269,121
2.750%, 08/15/42	39,000,000	30,351,445
2.750%, 11/15/42 (i) (j)	2,800,000	2,168,578
2.750%, 08/15/47 (h) (i)	3,200,000	2,319,750
2.875%, 05/15/43	83,700,000	65,573,719
2.875%, 08/15/45 (h) (i)	3,100,000	2,355,637
2.875%, 05/15/49	29,900,000	21,812,984
3.000%, 02/15/48 (h)	9,900,000	7,476,047
3.000%, 08/15/48 (h)	3,000,000	2,255,625
3.000%, 02/15/49	20,000,000	14,975,000
3.125%, 08/15/44 (k)	112,000,000	89,674,375
3.125%, 05/15/48 (h)	3,400,000	2,621,719
3.250%, 05/15/42	10,500,000	8,820,820
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.375%, 05/15/44	12,200,000	$10,181,281
3.375%, 11/15/48 (i) (j) (l)	6,500,000	5,221,582
3.875%, 02/15/43	14,400,000	13,069,688
4.250%, 05/15/39	9,600,000	9,451,500
4.250%, 08/15/54 (k)	11,300,000	10,431,312
4.375%, 11/15/39	57,100,000	56,636,062
4.500%, 08/15/39	15,100,000	15,212,070
4.500%, 11/15/54 (h) (l)	5,100,000	4,910,543
4.625%, 02/15/40	12,800,000	13,027,500
4.625%, 05/15/44 (h) (i)	900,000	893,426
4.625%, 05/15/54	17,000,000	16,702,500
4.875%, 08/15/45	42,300,000	43,245,141
U.S. Treasury Inflation-Indexed Bonds
0.125%, 02/15/51 (m)	29,778,000	16,499,532
0.125%, 02/15/52 (m)	3,945,428	2,136,180
0.250%, 02/15/50 (m)	11,685,171	6,905,031
0.625%, 02/15/43 (m)	1,686,036	1,279,609
0.750%, 02/15/45 (m)	24,555,041	18,296,529
0.875%, 02/15/47 (m)	7,226,280	5,332,241
1.000%, 02/15/46 (m)	2,590,308	1,996,030
1.000%, 02/15/49 (m)	2,824,206	2,082,307
1.375%, 02/15/44 (m)	7,207,460	6,159,772
1.500%, 02/15/53 (m)	4,564,224	3,651,291
2.125%, 02/15/54 (m)	12,946,365	11,947,413
2.375%, 02/15/55 (m)	2,559,275	2,498,292
U.S. Treasury Inflation-Indexed Notes
1.250%, 04/15/28 (h) (j) (k) (m)	25,092,935	25,188,741
U.S. Treasury Notes
3.625%, 08/31/30	57,960,000	57,661,144
3.875%, 08/31/32 (j)	1,150,000	1,146,586
4.250%, 08/15/35 (k)	44,920,000	45,284,975
U.S. Treasury STRIPS Coupon
Zero Coupon, 08/15/40	4,100,000	2,031,668
Zero Coupon, 05/15/41	1,000,000	475,682
Zero Coupon, 08/15/41	1,600,000	749,170
Zero Coupon, 11/15/41	300,000	138,511
Zero Coupon, 02/15/42	21,300,000	9,694,617
Total U.S. Treasury & Government Agencies (Cost $887,617,758)		765,520,324

Non-Agency Mortgage-Backed Securities—11.3%
Collateralized Mortgage Obligations — 5.6%
Adjustable Rate Mortgage Trust
4.783%, 11/25/35 (a)	102,446	71,266
American Home Mortgage Investment Trust
4.632%, 1M TSFR + 0.474%, 12/25/46 (a)	8,400,775	7,125,479
Banc of America Alternative Loan Trust
11.310%, -4x 1M TSFR + 27.942%, 11/25/46 (a)	297,777	280,928
Banc of America Funding Trust
4.971%, 01/20/47 (a)	38,729	33,532
5.334%, 05/25/35 (a)	138,576	129,653
6.063%, 02/20/36 (a)	309,617	295,745
Banc of America Mortgage Trust
6.000%, 05/25/37	3,763,227	2,984,443
BHFTI-265

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bayview MSR Opportunity Master Fund Trust
3.000%, 11/25/51 (144A) (a)	10,177,287	$8,806,539
BCAP LLC Trust
4.692%, 1M TSFR + 0.534%, 05/25/47 (a)	2,824,751	2,720,077
5.250%, 02/26/36 (144A) (a)	1,842,491	695,588
Bear Stearns ALT-A Trust
4.467%, 11/25/36 (a)	1,369,686	775,657
4.475%, 11/25/36 (a)	1,213,208	614,676
4.714%, 05/25/36 (a)	962,845	455,659
4.838%, 09/25/35 (a)	320,476	174,459
5.425%, 05/25/35 (a)	199,795	191,254
Bear Stearns ARM Trust
6.142%, 10/25/35 (a)	362,556	361,656
Bear Stearns Structured Products, Inc. Trust
3.965%, 12/26/46 (a)	253,869	200,252
4.972%, 01/26/36 (a)	240,290	167,919
Chase Home Lending Mortgage Trust
3.250%, 09/25/63 (144A) (a)	6,272,261	5,680,187
Chase Mortgage Finance Trust
4.469%, 09/25/36 (a)	665,408	566,502
4.619%, 03/25/37 (a)	390,556	367,719
4.739%, 12/25/35 (a)	79,616	75,816
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.522%, 1M TSFR + 0.364%, 08/25/35 (144A) (a)	5,870	5,698
CHL Mortgage Pass-Through Trust
4.115%, 09/20/36 (a)	988,711	875,048
4.672%, 1M TSFR + 0.514%, 04/25/46 (a)	913,584	848,456
4.912%, 1M TSFR + 0.754%, 03/25/35 (a)	177,936	177,131
5.750%, 06/25/37	878,125	398,849
Citicorp Mortgage Securities Trust
6.000%, 05/25/37	651,077	572,688
Citigroup Mortgage Loan Trust, Inc.
4.112%, 10/25/46 (a)	392,543	347,187
6.000%, 1Y H15 + 2.100%, 09/25/35 (a)	161,211	163,161
6.190%, 1Y H15 + 2.150%, 09/25/35 (a)	24,884	24,722
6.480%, 1Y H15 + 2.400%, 10/25/35 (a)	328,668	342,561
CitiMortgage Alternative Loan Trust
4.922%, 1M TSFR + 0.764%, 10/25/36 (a)	3,128,262	2,417,625
Countrywide Alternative Loan Trust
0.728%, -1x 1M TSFR + 4.886%, 05/25/35 (a) (b)	332,967	19,517
4.792%, 1M TSFR + 0.634%, 06/25/46 (a)	3,553,115	3,164,508
5.500%, 02/25/36	1,246,072	836,221
5.633%, 12M MTA + 1.480%, 01/25/36 (a)	307,157	292,471
6.000%, 03/25/35	5,885,199	4,639,616
6.000%, 1M TSFR + 6.000%, 08/25/36 (a)	1,338,317	1,275,269
6.000%, 02/25/37	7,327,142	2,761,843
6.000%, 04/25/37	2,526,887	1,126,190
6.000%, 07/25/37	3,787,068	1,930,378
Credit Suisse First Boston Mortgage Securities Corp.
5.063%, 03/25/32 (144A) (a)	16,745	16,144
CSFB Mortgage-Backed Pass-Through Certificates
6.000%, 11/25/35	753,275	558,600
CSMC Trust
3.494%, 10/27/36 (144A) (a)	6,243,059	5,753,539
DSLA Mortgage Loan Trust
5.104%, 07/19/44 (a)	121,322	115,199
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
First Horizon Mortgage Pass-Through Trust
6.002%, 08/25/35 (a)	46,480	$31,044
Gemgarto PLC
4.871%, SONIA + 0.885%, 12/16/67 (144A) (GBP) (a)	480,423	646,794
GreenPoint MTA Trust
4.712%, 1M TSFR + 0.554%, 06/25/45 (a)	11,060	10,093
GS Mortgage-Backed Securities Corp. Trust
2.500%, 06/25/52 (144A) (a)	9,915,046	8,230,262
GS Mortgage-Backed Securities Trust
2.500%, 01/25/52 (144A) (a)	10,547,430	8,738,446
3.000%, 08/26/52 (144A) (a)	12,107,890	10,454,412
GSR Mortgage Loan Trust
4.292%, 04/25/36 (a)	727,630	434,176
4.668%, 01/25/36 (a)	970,189	915,162
5.191%, 09/25/35 (a)	4,887	4,706
6.000%, 03/25/32	33	34
HarborView Mortgage Loan Trust
4.688%, 1M TSFR + 0.554%, 05/19/35 (a)	254,916	246,108
IndyMac ARM Trust
5.774%, 01/25/32 (a)	3,914	3,787
6.380%, 01/25/32 (a)	176	173
IndyMac INDX Mortgage Loan Trust
4.512%, 1M TSFR + 0.354%, 07/25/36 (a)	1,725,688	1,698,613
4.692%, 1M TSFR + 0.534%, 05/25/46 (a)	2,563,381	2,342,718
JP Morgan Alternative Loan Trust
4.632%, 1M TSFR + 0.474%, 05/25/36 (a)	681,374	567,953
JP Morgan Mortgage Trust
3.000%, 03/25/52 (144A) (a)	10,302,032	8,927,359
4.206%, 12/26/37 (144A) (a)	3,674,374	3,227,313
5.750%, 01/25/36	182,325	76,632
Lehman Mortgage Trust
4.872%, 1M TSFR + 0.714%, 08/25/36 (a)	2,578,072	1,772,299
Lehman XS Trust
4.672%, 1M TSFR + 0.514%, 03/25/47 (a)	8,329,797	7,150,981
MASTR Alternative Loan Trust
4.672%, 1M TSFR + 0.514%, 03/25/36 (a)	609,692	54,184
6.500%, 02/25/35	1,745,521	1,814,754
MASTR Asset Securitization Trust
6.000%, 06/25/36	146,745	79,048
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (a)	2,686,951	2,622,495
Mill City Mortgage Loan Trust
3.250%, 08/25/59 (144A) (a)	8,400,000	7,593,969
Morgan Stanley Re-REMICS Trust
7.306%, 03/26/37 (144A) (e)	958,769	1,004,627
MortgageIT Mortgage Loan Trust
4.732%, 1M TSFR + 0.574%, 04/25/36 (a)	1,110,351	1,060,874
New Residential Mortgage Loan Trust
6.864%, 10/25/63 (144A) (e)	4,827,568	4,894,929
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476%, 05/25/35 (e)	502,893	240,213
OBX Trust
4.922%, 1M TSFR + 0.764%, 06/25/57 (144A) (a)	3,209,743	3,146,253
6.120%, 11/25/62 (144A) (a)	5,151,683	5,145,448
PRKCM Trust
5.335%, 08/25/57 (144A) (a)	5,050,747	5,048,005
BHFTI-266

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
PRPM Trust
6.250%, 08/25/68 (144A) (e)	4,012,116	$4,039,305
RBSSP Resecuritization Trust
4.362%, 1M TSFR + 0.354%, 06/27/36 (144A) (a)	1,767,830	1,759,528
Reperforming Loan Trust REMICS
4.612%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	321,581	310,614
Residential Asset Securitization Trust
6.000%, 06/25/36	2,858,949	1,065,911
Sequoia Mortgage Trust
4.888%, 1M TSFR + 0.754%, 04/19/27 (a)	35,069	34,711
4.950%, 1M TSFR + 0.814%, 07/20/33 (a)	32,011	31,942
Structured Adjustable Rate Mortgage Loan Trust
3.926%, 01/25/35 (a)	69,201	68,613
4.529%, 08/25/35 (a)	32,636	28,279
4.742%, 10/25/36 (a)	4,952,262	1,971,163
5.197%, 04/25/35 (a)	1,002,712	925,846
Structured Asset Mortgage Investments II Trust
4.748%, 1M TSFR + 0.614%, 07/19/35 (a)	116,602	114,301
Towd Point Mortgage Funding - Granite 6 PLC
4.978%, SONIA + 0.925%, 07/20/53 (144A) (GBP) (a)	5,551,515	7,483,230
Towd Point Mortgage Trust
3.750%, 07/25/62 (144A) (a)	4,518,598	4,336,505
UWM Mortgage Trust
2.500%, 11/25/51 (144A) (a)	18,788,397	15,858,308
2.500%, 12/25/51 (144A) (a)	10,343,276	8,537,241
WaMu Mortgage Pass-Through Certificates Trust
4.037%, 06/25/37 (a)	2,606,658	2,287,944
4.772%, 1M TSFR + 0.614%, 02/25/45 (a)	3,039,333	3,046,698
5.553%, 12M MTA + 1.400%, 06/25/42 (a)	17,120	16,063
Wells Fargo Mortgage-Backed Securities Trust
6.396%, 09/25/33 (a)	37,968	37,324
		201,575,017
Commercial Mortgage-Backed Securities — 5.7%
1211 Avenue of the Americas Trust
3.901%, 08/10/35 (144A)	12,100,000	11,642,469
225 Liberty Street Trust
3.597%, 02/10/36 (144A)	11,600,000	11,367,896
Arbor Multifamily Mortgage Securities Trust
2.756%, 05/15/53 (144A)	7,500,000	7,006,687
AREIT Trust
5.637%, SOFR30A + 1.250%, 01/20/37 (144A) (a)	6,805,389	6,803,825
6.385%, 1M TSFR + 2.242%, 06/17/39 (144A) (a)	8,631,935	8,642,751
Benchmark Mortgage Trust
2.955%, 01/15/55 (a)	12,646,000	12,047,212
3.458%, 03/15/55	13,000,000	12,032,350
4.016%, 03/15/52	13,000,000	12,749,664
4.591%, 05/15/55 (a)	11,000,000	10,769,053
COMM Mortgage Trust
3.545%, 02/10/36 (144A)	6,000,000	5,937,227
DBGS Mortgage Trust
3.843%, 04/10/37 (144A)	12,550,000	11,839,403
DC Office Trust
2.965%, 09/15/45 (144A)	1,000,000	910,960
DOLP Trust
2.956%, 05/10/41 (144A)	13,200,000	11,787,244
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Extended Stay America Trust
5.345%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	11,805,864	$11,805,864
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	7,552,013	6,642,310
GS Mortgage Securities Trust
3.278%, 11/10/49 (a)	271,050	269,998
3.722%, 10/10/49 (144A) (a)	13,346,000	12,210,032
JP Morgan Chase Commercial Mortgage Securities Trust
5.648%, 1M TSFR + 1.497%, 12/15/31 (144A) (a)	3,431,009	3,417,701
7.236%, 10/05/40 (144A)	5,800,000	6,138,146
Manhattan West Mortgage Trust
2.130%, 09/10/39 (144A)	12,300,000	11,723,050
Morgan Stanley Bank of America Merrill Lynch Trust
2.952%, 11/15/49	661,159	659,366
Morgan Stanley Capital I Trust
2.509%, 04/05/42 (144A) (a)	7,500,000	6,617,701
3.127%, 11/15/52	800,000	760,204
NYO Commercial Mortgage Trust
5.361%, 1M TSFR + 1.209%, 11/15/38 (144A) (a)	14,000,000	13,947,500
Ready Capital Mortgage Financing LLC
5.472%, 1M TSFR + 1.314%, 11/25/36 (144A) (a)	1,873,363	1,873,023
6.532%, 1M TSFR + 2.374%, 10/25/39 (144A) (a)	7,153	7,155
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	7,100,000	6,629,501
		206,238,292
Total Non-Agency Mortgage-Backed Securities (Cost $446,679,094)		407,813,309

Foreign Government—8.4%
Banks — 0.1%
Korea Development Bank
5.019%, SOFR + 0.700%, 10/23/26 (a)	1,700,000	1,706,396
Diversified Financial Services — 0.1%
CPPIB Capital, Inc.
4.300%, 06/02/34 (CAD)	5,400,000	4,094,912
Regional Government — 0.5%
Province of British Columbia
4.150%, 06/18/34 (CAD)	2,500,000	1,876,321
Province of Ontario
3.800%, 12/02/34 (CAD)	6,100,000	4,442,476
Province of Quebec
4.450%, 09/01/34 (CAD)	16,400,000	12,558,485
		18,877,282
Sovereign — 7.7%
Australia Government Bonds
2.750%, 06/21/35 (AUD)	14,300,000	8,303,082
Brazil Government International Bonds
6.125%, 03/15/34	7,800,000	7,967,700
Brazil Letras do Tesouro Nacional
Zero Coupon, 04/01/26 (BRL)	36,500,000	6,401,524
BHFTI-267

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Chile Government International Bonds
4.340%, 03/07/42	12,500,000	$11,038,750
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	8,600,000	8,725,216
European Union
2.875%, 10/05/29 (EUR)	15,200,000	18,146,304
Italy Buoni Poliennali Del Tesoro
1.300%, 05/15/28 (144A) (EUR) (m)	26,766,839	31,844,529
Ivory Coast Government International Bonds
5.875%, 10/17/31 (144A) (EUR)	4,900,000	5,718,411
Japan Bank for International Cooperation
2.875%, 07/21/27	11,200,000	11,017,396
Japan Government Forty Year Bonds
2.200%, 03/20/64 (JPY)	724,000,000	3,754,999
Japan Government Thirty Year Bonds
2.300%, 12/20/54 (JPY)	1,270,000,000	7,322,177
2.400%, 03/20/55 (JPY)	1,394,800,000	8,221,100
2.800%, 06/20/55 (JPY)	980,000,000	6,283,703
Japan Government Twenty Year Bonds
2.000%, 12/20/44 (JPY)	1,670,000,000	10,347,258
2.400%, 03/20/45 (JPY)	923,600,000	6,080,702
Kuwait International Bonds
4.016%, 10/09/28	2,000,000	2,000,000
4.136%, 10/09/30	2,000,000	2,000,000
4.652%, 10/09/35	1,500,000	1,500,000
Mexico Government International Bonds
3.500%, 09/19/29 (EUR)	2,600,000	3,069,812
4.500%, 03/19/34 (EUR)	2,600,000	3,099,131
5.125%, 03/19/38 (EUR)	1,000,000	1,195,745
6.000%, 05/07/36	2,400,000	2,452,440
Peru Government International Bonds
5.400%, 08/12/34 (PEN)	14,400,000	4,012,356
6.150%, 08/12/32 (144A) (PEN)	60,800,000	18,563,205
6.950%, 08/12/31 (PEN)	7,920,000	2,527,643
6.950%, 08/12/31 (144A) (PEN)	1,680,000	536,167
Qatar Government International Bonds
5.103%, 04/23/48	1,500,000	1,489,151
Republic of Poland Government International Bonds
5.125%, 09/18/34	3,900,000	3,986,514
Republic of South Africa Government Bonds
6.250%, 03/31/36 (ZAR)	17,000,000	779,557
7.000%, 02/28/31 (ZAR)	95,400,000	5,234,616
8.500%, 01/31/37 (ZAR)	63,800,000	3,398,734
8.750%, 01/31/44 (ZAR)	4,040,000	203,393
8.750%, 02/28/48 (ZAR)	16,900,000	844,183
8.875%, 02/28/35 (ZAR)	357,520,000	20,305,825
9.000%, 01/31/40 (ZAR)	14,340,000	759,849
Republic of South Africa Government International Bonds
7.100%, 11/19/36 (144A)	3,000,000	3,127,538
Romania Government International Bonds
5.250%, 03/10/30 (144A) (EUR)	2,600,000	3,144,561
5.375%, 03/22/31 (144A) (EUR)	3,050,000	3,643,322
5.625%, 05/30/37 (144A) (EUR)	4,100,000	4,606,452
Saudi Government International Bonds
4.750%, 01/18/28 (144A)	6,000,000	6,081,468
4.750%, 01/16/30 (144A)	7,800,000	7,953,760
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Saudi Government International Bonds
5.000%, 01/18/53 (144A)	6,000,000	$5,425,652
U.K. Gilts
4.375%, 07/31/54 (GBP)	12,954,000	14,576,131
		277,690,056
Total Foreign Government (Cost $296,318,798)		302,368,646

Asset-Backed Securities—8.3%
Asset-Backed - Automobile — 0.3%
Citizens Auto Receivables Trust
5.840%, 01/18/28 (144A)	3,202,754	3,224,886
Ford Credit Auto Lease Trust
5.050%, 06/15/27	1,400,000	1,409,161
Huntington Auto Trust
5.500%, 03/15/27 (144A)	197,043	197,119
Hyundai Auto Lease Securitization Trust
5.020%, 03/15/27 (144A)	1,205,028	1,208,399
Toyota Auto Loan Extended Note Trust
4.930%, 06/25/36 (144A)	3,900,000	3,991,332
		10,030,897
Asset-Backed - Home Equity — 0.7%
ABFC Trust
4.972%, 1M TSFR + 0.814%, 06/25/34 (a)	810,086	815,223
5.097%, 1M TSFR + 0.939%, 07/25/35 (a)	4,052,435	3,843,078
Accredited Mortgage Loan Trust
4.852%, 1M TSFR + 0.404%, 07/25/34 (a)	1,813,566	1,802,088
ACE Securities Corp. Home Equity Loan Trust
4.572%, 1M TSFR + 0.414%, 04/25/36 (a)	1,098,723	1,072,318
4.572%, 1M TSFR + 0.414%, 07/25/36 (a)	7,488,301	2,500,272
Asset-Backed Securities Corp. Home Equity Loan Trust
4.352%, 1M TSFR + 0.194%, 05/25/37 (a)	16,482	11,724
Bear Stearns Asset-Backed Securities I Trust
5.277%, 1M TSFR + 1.119%, 06/25/35 (a)	856,619	841,455
Bear Stearns Asset-Backed Securities Trust
5.072%, 1M TSFR + 0.914%, 10/27/32 (a)	962	960
Citigroup Mortgage Loan Trust, Inc.
4.592%, 1M TSFR + 0.434%, 12/25/36 (144A) (a)	5,068,959	2,839,568
HSI Asset Securitization Corp. Trust
4.612%, 1M TSFR + 0.454%, 12/25/36 (a)	8,126,337	1,912,516
IXIS Real Estate Capital Trust
5.217%, 1M TSFR + 1.059%, 02/25/35 (a)	725,337	740,471
MASTR Asset-Backed Securities Trust
4.372%, 1M TSFR + 0.214%, 08/25/36 (a)	4,501,536	1,518,211
4.592%, 1M TSFR + 0.434%, 08/25/36 (a)	2,914,569	988,830
Merrill Lynch Mortgage Investors Trust
4.772%, 1M TSFR + 0.614%, 07/25/37 (a)	8,206,832	1,704,321
Morgan Stanley ABS Capital I, Inc. Trust
4.332%, 1M TSFR + 0.174%, 05/25/37 (a)	79,836	72,513
NovaStar Mortgage Funding Trust
4.472%, 1M TSFR + 0.314%, 09/25/37 (a)	1,871,092	1,844,807
Option One Mortgage Accept Corp. Asset Back Certificates
4.912%, 1M TSFR + 0.754%, 08/25/33 (a)	5,891	6,203
BHFTI-268

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Option One Mortgage Loan Trust
4.552%, 1M TSFR + 0.394%, 01/25/37 (a)	3,583,505	$2,311,490
Renaissance Home Equity Loan Trust
3.434%, 1M TSFR + 0.994%, 08/25/33 (a)	50,386	45,996
Residential Asset Securities Corporation Trust
4.562%, 1M TSFR + 0.404%, 06/25/33 (a)	401,438	393,336
		25,265,380
Asset-Backed - Other — 7.0%
Arbour CLO DAC
3.366%, 3M EURIBOR + 1.330%, 05/15/38 (144A) (EUR) (a)	5,500,000	6,463,452
ARES European CLO X DAC
2.806%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	4,935,424	5,791,552
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.032%, 1M TSFR + 0.874%, 02/25/36 (a)	3,315,301	2,696,476
Capital Four U.S. CLO II Ltd.
6.226%, 3M TSFR + 1.900%, 01/20/37 (144A) (a)	8,200,000	8,228,405
Catamaran CLO Ltd.
5.694%, 3M TSFR + 1.362%, 04/22/30 (144A) (a)	1,137,714	1,138,600
Countrywide Asset-Backed Certificates Trust
4.265%, 10/25/46 (a)	394,457	407,864
4.366%, 10/25/32 (a)	63	149,929
4.412%, 1M TSFR + 0.254%, 07/25/37 (a)	4,573,266	4,290,218
4.552%, 1M TSFR + 0.394%, 02/25/37 (a)	1,198,161	1,142,083
4.552%, 1M TSFR + 0.394%, 04/25/47 (a)	1,151,610	1,121,913
4.712%, 1M TSFR + 0.554%, 09/25/37 (a)	1,439,528	1,526,012
Dewolf Park CLO Ltd.
5.499%, 3M TSFR + 1.182%, 10/15/30 (144A) (a)	1,107,180	1,107,339
Dryden 54 Senior Loan Fund
5.476%, 3M TSFR + 1.150%, 10/19/29 (144A) (a)	2,793,127	2,792,460
First Franklin Mortgage Loan Trust
4.552%, 1M TSFR + 0.394%, 12/25/36 (a)	4,158,961	1,676,683
4.582%, 1M TSFR + 0.424%, 10/25/36 (a)	16,312,000	13,488,474
5.202%, 1M TSFR + 1.044%, 10/25/34 (a)	2,089,167	2,062,078
5.697%, 1M TSFR + 1.539%, 10/25/34 (a)	1,139,019	1,145,513
GoodLeap Sustainable Home Solutions Trust
4.000%, 04/20/49 (144A)	8,883,927	7,898,477
GreenSky Home Improvement Issuer Trust
5.120%, 03/25/60 (144A)	4,893,439	4,910,072
GSAMP Trust
4.442%, 1M TSFR + 0.284%, 12/25/36 (a)	2,095,488	1,030,137
5.592%, 1M TSFR + 1.434%, 12/25/34 (a)	3,288,052	2,977,315
Harvest CLO XXV DAC
2.974%, 3M EURIBOR + 0.950%, 10/21/34 (144A) (EUR) (a)	9,060,000	10,611,349
Henley CLO VII DAC
2.929%, 3M EURIBOR + 0.990%, 04/25/34 (144A) (EUR) (a)	6,300,000	7,400,683
Home Equity Loan Trust
4.502%, 1M TSFR + 0.344%, 04/25/37 (a)	3,408,856	3,330,336
Home Equity Mortgage Loan Asset-Backed Trust
4.492%, 1M TSFR + 0.334%, 04/25/37 (a)	1,818,766	1,415,130
ICG U.S. CLO Ltd.
5.476%, 3M TSFR + 1.150%, 10/20/34 (144A) (a)	2,600,000	2,601,599
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
KKR CLO 41 Ltd.
5.648%, 3M TSFR + 1.330%, 04/15/35 (144A) (a)	6,000,000	$6,005,022
KREF Ltd.
5.584%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	6,973,602	6,974,049
Long Beach Mortgage Loan Trust
4.592%, 1M TSFR + 0.434%, 05/25/36 (a)	26,565,535	7,588,089
4.792%, 1M TSFR + 0.634%, 08/25/45 (a)	369,639	364,836
5.052%, 1M TSFR + 0.894%, 08/25/35 (a)	5,125,181	5,057,023
Marathon CLO XIII Ltd.
5.518%, 3M TSFR + 1.200%, 04/15/32 (144A) (a)	5,633,559	5,633,610
Marble Point CLO XIV Ltd.
5.526%, 3M TSFR + 1.200%, 01/20/32 (144A) (a)	6,294,176	6,288,486
Merrill Lynch First Franklin Mortgage Loan Trust
6.772%, 1M TSFR + 2.614%, 10/25/37 (a)	8,226,579	7,124,587
MF1 LLC
6.769%, 1M TSFR + 2.635%, 09/17/37 (144A) (a)	4,518,341	4,526,040
MF1 Ltd.
5.957%, 1M TSFR + 1.814%, 12/15/35 (144A) (a)	1,893,718	1,896,711
MMAF Equipment Finance LLC
5.200%, 09/13/27 (144A)	3,427,935	3,439,026
Morgan Stanley ABS Capital I, Inc. Trust
4.522%, 1M TSFR + 0.364%, 07/25/36 (a)	2,220,031	2,029,891
4.572%, 1M TSFR + 0.414%, 06/25/36 (a)	136,192	119,302
4.892%, 1M TSFR + 0.734%, 12/25/35 (a)	485,879	478,582
Park Place Securities, Inc.
5.007%, 1M TSFR + 0.849%, 09/25/35 (a)	2,817,366	2,770,143
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.322%, 1M TSFR + 1.164%, 10/25/34 (a)	1,539,610	1,523,568
6.072%, 1M TSFR + 1.914%, 12/25/34 (a)	2,027,332	2,003,220
Romark CLO - IV Ltd.
5.438%, 3M TSFR + 1.140%, 07/10/34 (144A) (a)	6,200,000	6,200,000
Romark Credit Funding III Ltd.
5.539%, 09/15/42 (144A)	5,700,000	5,718,707
Saxon Asset Securities Trust
4.672%, 1M TSFR + 0.514%, 09/25/47 (a)	1,448,410	1,353,325
Securitized Asset-Backed Receivables LLC Trust
4.772%, 1M TSFR + 0.614%, 03/25/36 (a)	12,768,284	7,985,316
4.772%, 1M TSFR + 0.614%, 05/25/36 (a)	5,922,408	3,185,759
Soundview Home Loan Trust
4.492%, 1M TSFR + 0.334%, 02/25/37 (a)	1,965,221	518,641
Specialty Underwriting & Residential Finance Trust
4.542%, 1M TSFR + 0.384%, 04/25/37 (a)	2,244,064	1,647,673
Starwood Ltd.
5.722%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	6,910,785	6,888,354
Structured Asset Investment Loan Trust
4.422%, 1M TSFR + 0.264%, 09/25/36 (a)	65,266	65,062
4.902%, 1M TSFR + 0.744%, 11/25/35 (a)	2,585,608	2,541,931
Structured Asset Securities Corp. Mortgage Loan Trust
6.072%, 1M TSFR + 1.914%, 08/25/37 (a)	22,400	22,315
Sunrun Demeter Issuer LLC
2.270%, 01/30/57 (144A)	10,862,625	9,768,318
Symphony CLO XXXII Ltd.
5.419%, 3M TSFR + 1.150%, 10/23/35 (144A) (a)	9,900,000	9,917,662
THL Credit Wind River CLO Ltd.
5.488%, 3M TSFR + 1.200%, 04/15/35 (144A) (a)	11,350,000	11,360,487
BHFTI-269

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Short-Term Investments—0.4%
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Toro European CLO 7 DAC
2.846%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	13,991,586	$16,385,748
U.S. Small Business Administration
6.220%, 12/01/28	230,849	236,486
Venture XXVII CLO Ltd.
5.637%, 3M TSFR + 1.312%, 07/20/30 (144A) (a)	2,054,261	2,054,404
Venture XXVIII CLO Ltd.
5.577%, 3M TSFR + 1.252%, 07/20/30 (144A) (a)	1,187,209	1,186,971
Vibrant CLO XII Ltd.
5.301%, 3M TSFR + 1.150%, 04/20/34 (144A) (a)	5,000,000	5,003,060
		253,266,553
Asset-Backed - Student Loan — 0.3%
Nelnet Student Loan Trust
4.670%, 06/22/65 (144A)	4,700,000	4,681,566
5.739%, SOFR30A + 1.350%, 06/22/65 (144A) (a)	3,800,000	3,799,976
6.589%, SOFR30A + 2.200%, 02/20/41 (144A) (a)	1,908,299	1,948,918
6.640%, 02/20/41 (144A)	2,008,736	2,081,517
		12,511,977
Total Asset-Backed Securities (Cost $307,794,796)		301,074,807

Municipals—1.1%
Empire State Development Corp.
1.346%, 03/15/26	8,100,000	8,002,374
Louisiana Local Government Environmental Facilities & Community Development Authority
5.048%, 12/01/34	5,900,000	6,119,890
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	9,221,560
3.057%, 01/01/34	2,000,000	1,799,763
State of Illinois, General Obligation Unlimited
6.725%, 04/01/35	4,400,000	4,675,165
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	5,900,000	6,010,247
Tobacco Settlement Finance Authority
1.820%, 06/01/26	2,250,000	2,215,639
Total Municipals (Cost $38,844,923)		38,044,638

Floating Rate Loans (n)—0.2%
Commercial Services — 0.0%
Stepstone Group MidCo 2 GmbH
USD Term Loan B, 8.608%, 3M TSFR + 4.500%, 12/19/31	897,750	857,351
Investment Companies — 0.2%
Castlelake LP
First Lien Term Loan, 2.950%, 05/13/31 (g)	5,312,105	5,076,699
Total Floating Rate Loans (Cost $6,196,637)		5,934,050

Security Description	Principal Amount*	Value

Repurchase Agreements—0.4%
Barclays Bank plc
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25, with a maturity value of $2,114,194; collateralized by U.S. Treasury Bond at 1.875%, maturing at 02/15/41, with a market value of $2,104,243	2,113,948	$2,113,948
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $7,656,110; collateralized by U.S. Treasury Note at 3.625%, maturing 08/31/29, with a market value of $7,808,630	7,655,472	7,655,472
Goldman Sachs & Co.
Repurchase Agreement dated 09/30/25 at 4.250%, due on 10/01/25, with a maturity value of $4,000,472; collateralized by U.S. Government Obligations at 5.500%, maturing at 06/20/54, with a market value of $4,122,123	4,000,000	4,000,000
Total Short-Term Investments (Cost $13,769,420)		13,769,420
Total Purchased Options—0.0% (o) (Cost $726,185)		54,427
Total Investments—137.7% (Cost $5,140,594,725)		4,965,791,616
Other assets and liabilities (net)—(37.7)%		(1,359,109,348)
Net Assets—100.0%		$3,606,682,268

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2025, the market value of restricted securities was $961,821, which is 0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2025, the market value of securities pledged was
BHFTI-270

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
$47,593,264.
(i)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of September 30, 2025, the market value of securities pledged was $965,010.
(j)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2025, the market value of securities pledged was $9,197,365.
(k)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2025, the market value of securities pledged was $60,847,534.
(l)	All or a portion of the security was pledged as collateral for TBA securities. As of September 30, 2025, the market value of securities pledged was $767,641.
(m)	Principal amount of security is adjusted for inflation.
(n)	Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay,

whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$1,132,100,364, which is 31.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
British Airways Pass-Through Trust, 4.125%, 03/20/33	10/01/19	USD	951,532	$986,509	$916,754
Thames Water Super Senior Issuer PLC, 9.750%, 10/10/27	04/08/25-08/12/25	GBP	30,066	23,744	45,067
					$961,821
Reverse Repurchase Agreements
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	4.260%	09/19/25	10/10/25	USD	(12,618,875)	$(12,618,875)
Deutsche Bank Securities, Inc.	4.250%	09/22/25	10/17/25	USD	(14,728,375)	(14,728,375)
JPMorgan Securities LLC	4.300%	09/24/25	10/01/25	USD	(15,326,500)	(15,326,500)
JPMorgan Securities LLC	4.300%	09/29/25	10/03/25	USD	(18,281,000)	(18,281,000)
Total						$(60,954,750)
Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	3,335,054	BOA	10/02/25	USD	610,000	$16,625
BRL	1,600,000	BNP	10/02/25	USD	296,846	3,779
BRL	1,100,000	BNP	10/02/25	USD	200,668	6,012
BRL	1,100,000	BNP	10/02/25	USD	198,497	8,183
BRL	1,800,000	BNP	10/02/25	USD	329,483	8,720
BRL	44,243,287	BNP	10/02/25	USD	8,170,000	142,892
BRL	399,780	BNP	11/04/25	USD	74,637	(125)
BRL	46,933,647	GSBU	10/02/25	USD	8,824,436	(6,052)
BRL	9,400,000	GSBU	10/02/25	USD	1,767,249	(1,079)
BRL	1,300,000	GSBU	10/02/25	USD	243,706	552
BRL	5,700,000	GSBU	10/02/25	USD	1,070,141	834
BRL	3,300,000	GSBU	10/02/25	USD	602,465	17,574
BRL	3,342,044	GSBU	10/02/25	USD	610,000	17,938
BRL	4,400,000	GSBU	10/02/25	USD	796,661	30,057
BRL	4,400,000	GSBU	10/02/25	USD	794,038	32,681
BRL	14,700,366	GSBU	10/02/25	USD	2,720,275	41,784
BRL	64,581,115	GSBU	12/02/25	USD	11,924,355	36,883
BRL	456,947	JPMC	10/02/25	USD	85,915	(59)
BHFTI-271

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	4,700,000	MSIP	10/02/25	USD	883,691	$(606)
BRL	171,015,080	SG	12/02/25	USD	30,789,118	885,033
CAD	1,472,000	CBNA	10/02/25	USD	1,072,955	(15,205)
CAD	79,566,053	CBNA	10/02/25	USD	57,089,799	84,796
CHF	103,378	BBP	10/02/25	USD	128,912	951
CHF	1,762,105	BBP	11/04/25	USD	2,216,384	6,001
CHF	315,378	CBNA	11/04/25	USD	397,885	(127)
CHF	2,207,000	JPMC	10/02/25	USD	2,779,624	(7,185)
CNY	955,138	JPMC	11/04/25	USD	134,545	(153)
DKK	7,170,259	JPMC	10/02/25	USD	1,126,211	1,534
EUR	7,115,000	BOA	10/02/25	USD	8,329,530	23,841
EUR	2,987,000	CBNA	10/02/25	USD	3,513,074	(6,184)
EUR	121,774,448	SG	10/02/25	USD	143,206,751	(237,380)
GBP	2,453,000	JPMC	10/02/25	USD	3,335,025	(35,986)
GBP	811,000	JPMC	10/02/25	USD	1,099,246	(8,532)
GBP	834,000	JPMC	10/02/25	USD	1,126,847	(5,201)
IDR	35,415,215,885	BNP	10/15/25	USD	2,148,538	(23,623)
IDR	26,630,470,259	BNP	10/15/25	USD	1,610,201	(12,371)
IDR	19,720,485,554	BNP	10/15/25	USD	1,193,622	(10,392)
IDR	10,660,077,316	BNP	10/15/25	USD	648,581	(8,976)
IDR	19,221,554,207	BNP	12/17/25	USD	1,142,491	10,061
IDR	20,107,466,176	CBNA	10/15/25	USD	1,222,487	(16,038)
IDR	19,851,055,023	CBNA	12/17/25	USD	1,181,294	9,004
IDR	307,686,401	GSBU	10/08/25	USD	18,354	108
IDR	20,285,985,720	GSBU	10/15/25	USD	1,227,408	(10,248)
IDR	2,251,315,238	GSBU	10/15/25	USD	136,914	(1,835)
IDR	24,588,062,813	GSBU	10/16/25	USD	1,495,285	(20,013)
IDR	15,172,483,294	GSBU	10/16/25	USD	924,715	(14,373)
IDR	19,061,351,760	GSBU	12/17/25	USD	1,140,033	2,913
IDR	32,984,847,560	JPMC	10/08/25	USD	1,976,324	2,888
IDR	28,025,140,728	JPMC	10/15/25	USD	1,700,142	(18,632)
ILS	1,581,000	BOA	10/15/25	USD	470,202	7,114
ILS	1,737,000	BOA	11/13/25	USD	519,512	4,927
ILS	2,554,000	BNP	11/13/25	USD	759,925	11,184
ILS	366,000	CBNA	11/13/25	USD	110,236	268
ILS	370,000	CBNA	11/13/25	USD	110,458	1,253
ILS	6,499,990	DBAG	10/15/25	USD	1,902,362	60,033
ILS	334,000	GSBU	11/13/25	USD	100,183	659
ILS	1,674,000	JPMC	10/15/25	USD	498,603	6,790
ILS	652,644	UBSA	10/15/25	USD	190,720	6,318
INR	138,748,213	BOA	10/17/25	USD	1,568,574	(7,164)
INR	110,757,137	CBNA	10/17/25	USD	1,267,955	(21,544)
INR	123,211,657	CBNA	10/17/25	USD	1,402,785	(16,216)
INR	198,973,219	CBNA	10/17/25	USD	2,254,884	(15,729)
INR	122,565,945	CBNA	10/17/25	USD	1,391,514	(12,212)
INR	95,772,055	CBNA	11/19/25	USD	1,076,284	(469)
INR	237,317,032	CBNA	11/19/25	USD	2,665,046	756
INR	23,833,818	DBAG	10/08/25	USD	268,490	(143)
INR	210,023,799	DBAG	10/17/25	USD	2,374,720	(11,206)
INR	141,228,495	DBAG	10/17/25	USD	1,598,403	(9,081)
INR	57,747,184	DBAG	11/19/25	USD	649,173	(494)
INR	97,213,601	DBAG	11/19/25	USD	1,091,705	303
INR	236,552,697	GSBU	10/15/25	USD	2,674,574	(12,241)
INR	389,743,789	GSBU	10/16/25	USD	4,407,585	(21,357)
INR	319,319,424	GSBU	10/16/25	USD	3,612,415	(18,752)
INR	110,211,280	GSBU	10/17/25	USD	1,255,969	(15,701)
INR	711,225,637	JPMC	11/19/25	USD	7,994,174	(4,917)
INR	211,578,163	UBSA	10/17/25	USD	2,396,278	(15,272)
JPY	76,801,043	BOA	10/02/25	USD	512,759	6,570
BHFTI-272

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	88,977,578	BNP	10/02/25	USD	598,853	$2,814
JPY	1,682,286,308	MSIP	10/02/25	USD	11,268,580	107,059
JPY	3,663,596,020	SG	10/02/25	USD	24,620,941	152,336
KRW	819,027,045	BOA	10/22/25	USD	591,569	(7,276)
KRW	1,485,160,000	BNP	10/10/25	USD	1,070,000	(11,123)
KRW	2,861,291,339	BNP	10/20/25	USD	2,080,000	(38,961)
KRW	818,607,210	BNP	10/22/25	USD	591,377	(7,384)
KRW	715,772,135	GSBU	10/15/25	USD	506,924	3,529
KRW	2,187,636,104	GSBU	10/16/25	USD	1,549,906	10,284
KRW	2,861,291,339	GSBU	10/22/25	USD	2,026,185	15,058
KRW	1,485,160,000	JPMC	10/22/25	USD	1,064,986	(5,474)
MXN	6,774,000	BOA	12/17/25	USD	362,569	4,339
MXN	3,816,000	BNP	12/17/25	USD	205,895	796
MXN	33,303,000	GSBU	12/17/25	USD	1,720,232	83,597
MXN	21,879,666	JPMC	12/17/25	USD	1,174,558	10,536
MXN	28,975,740	UBSA	12/17/25	USD	1,520,015	49,432
MXN	239,826,413	UBSA	12/17/25	USD	12,731,667	258,331
MYR	1,435,661	BBP	12/17/25	USD	342,313	(266)
NOK	121	BBP	10/02/25	USD	12	—
NOK	50,656	BBP	10/02/25	USD	5,076	—
NOK	5,004,608	CBNA	10/02/25	USD	501,705	(219)
NOK	1,537	MSIP	10/02/25	USD	154	—
NOK	169,302	SG	10/02/25	USD	16,973	(8)
NZD	1,140,524	BOA	10/02/25	USD	656,714	4,505
NZD	1,738,000	BBP	10/02/25	USD	1,022,503	(14,897)
PLN	154,972	BOA	10/15/25	USD	42,815	(186)
PLN	15,083,000	BOA	10/22/25	USD	4,164,807	(16,162)
PLN	1,510,000	BOA	10/22/25	USD	419,926	(4,593)
PLN	11,609,987	BBP	10/15/25	USD	3,175,237	18,439
PLN	8,680,875	BNP	10/22/25	USD	2,389,401	(1,688)
PLN	4,334,864	BNP	10/22/25	USD	1,189,015	3,309
PLN	7,689,352	JPMC	10/15/25	USD	2,092,443	22,744
PLN	5,011,000	JPMC	10/22/25	USD	1,377,164	1,134
PLN	4,499,635	MSIP	10/22/25	USD	1,242,982	(5,338)
PLN	4,496,994	UBSA	10/22/25	USD	1,238,793	(1,875)
SGD	53,415,404	CBNA	10/02/25	USD	41,394,326	14,569
SGD	41,452	UBSA	11/04/25	USD	32,222	(3)
THB	13,572,510	GSBU	10/20/25	USD	420,000	(554)
THB	13,566,924	UBSA	10/20/25	USD	420,000	(726)
TRY	41,942,919	BBP	10/01/25	USD	987,008	21,787
TRY	43,209,973	BBP	10/03/25	USD	1,015,391	23,101
TRY	2,823,574	BBP	10/10/25	USD	65,899	1,601
TRY	5,588,471	BBP	10/14/25	USD	129,998	3,148
TRY	318,944,041	BBP	10/17/25	USD	7,426,457	153,176
TRY	1,424,155	BBP	10/20/25	USD	32,949	810
TRY	10,511,406	BBP	10/21/25	USD	244,080	4,882
TRY	10,537,025	BBP	10/21/25	USD	244,674	4,894
TRY	10,112,511	BBP	10/22/25	USD	234,962	4,351
TRY	2,865,113	BBP	10/27/25	USD	65,898	1,621
TRY	2,865,245	BBP	10/27/25	USD	65,898	1,625
TRY	230,761,268	BBP	10/30/25	USD	5,337,619	86,911
TRY	10,633,895	BBP	10/31/25	USD	245,371	4,393
TRY	15,167,480	BBP	11/06/25	USD	349,111	5,396
TRY	48,695,750	BBP	11/07/25	USD	1,117,516	19,736
TRY	79,505,512	BBP	11/10/25	USD	1,825,782	26,577
TRY	468,612,373	BBP	11/10/25	USD	10,739,000	178,966
TRY	92,184,684	BBP	11/20/25	USD	2,116,779	14,038
TRY	21,246,215	BBP	11/25/25	USD	487,522	1,647
TRY	50,424,141	BBP	11/28/25	USD	1,151,683	6,542
BHFTI-273

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	76,726,239	BBP	12/03/25	USD	1,749,424	$5,950
TRY	22,113,275	BBP	12/08/25	USD	502,603	1,176
TRY	22,263,490	BBP	12/10/25	USD	505,736	609
TRY	34,409,032	GSBU	11/21/25	USD	789,923	4,803
TWD	23,544,990	CBNA	10/07/25	USD	772,626	225
TWD	31,164,530	CBNA	10/20/25	USD	1,027,515	(3,542)
TWD	31,412,954	CBNA	10/20/25	USD	1,030,068	2,067
TWD	7,378,628	JPMC	10/20/25	USD	242,966	(526)
TWD	50,176,798	MSIP	10/20/25	USD	1,665,454	(16,795)
ZAR	3,391,581	UBSA	10/02/25	USD	196,314	72

Contracts to Deliver
AUD	41,294,103	BBP	11/04/25	USD	27,297,450	(39,749)
AUD	29,784,103	CBNA	10/02/25	USD	19,471,417	(236,722)
AUD	709,000	JPMC	10/02/25	USD	462,621	(6,524)
AUD	8,203,000	JPMC	10/02/25	USD	5,463,268	35,343
AUD	2,598,000	MSIP	10/02/25	USD	1,727,793	8,696
BRL	3,335,054	BOA	10/02/25	USD	627,055	430
BRL	49,843,287	BNP	10/02/25	USD	9,371,505	6,427
BRL	1,900,000	BNP	04/02/26	USD	332,980	(8,790)
BRL	1,200,000	BNP	04/02/26	USD	207,408	(8,447)
BRL	1,200,000	BNP	04/02/26	USD	209,552	(6,302)
BRL	1,700,000	BNP	04/02/26	USD	301,900	(3,894)
BRL	25,000,000	GSBU	10/02/25	USD	4,115,396	(581,866)
BRL	3,200,000	GSBU	10/02/25	USD	526,467	(74,782)
BRL	63,676,057	GSBU	10/02/25	USD	11,924,355	(39,768)
BRL	1,600,000	GSBU	10/02/25	USD	264,502	(36,123)
BRL	4,700,000	GSBU	04/02/26	USD	812,404	(33,026)
BRL	4,700,000	GSBU	04/02/26	USD	815,070	(30,360)
BRL	3,500,000	GSBU	04/02/26	USD	612,177	(17,399)
BRL	6,100,000	GSBU	04/02/26	USD	1,096,215	(1,045)
BRL	1,400,000	GSBU	04/02/26	USD	251,130	(700)
BRL	10,100,000	GSBU	04/02/26	USD	1,817,626	850
BRL	456,947	JPMC	10/02/25	USD	83,759	(2,097)
BRL	4,700,000	MSIP	10/02/25	USD	772,899	(110,186)
CAD	38,001	BBP	10/02/25	USD	27,655	349
CAD	7,538,000	CBNA	10/02/25	USD	5,454,140	37,482
CAD	79,440,170	CBNA	11/04/25	USD	57,089,799	(84,634)
CAD	70,956,993	JPMC	10/02/25	USD	51,346,152	357,857
CAD	64,350	UBSA	10/02/25	USD	46,528	288
CAD	2,435,000	UBSA	10/02/25	USD	1,762,239	12,496
CHF	1,769,120	BBP	10/02/25	USD	2,216,384	(5,989)
CHF	112,541	GSBU	10/02/25	USD	140,741	(633)
CHF	112,000	JPMC	10/02/25	USD	140,399	(296)
CNH	20,864,981	BNP	10/16/25	USD	2,929,619	1,135
CNH	30,394,000	CBNA	10/16/25	USD	4,279,686	13,767
CNH	22,278,549	DBAG	10/16/25	USD	3,129,757	2,873
CNH	30,857,327	DBAG	10/16/25	USD	4,344,646	13,697
CNH	41,628,996	GSBU	10/16/25	USD	5,856,770	13,974
CNH	58,023,000	GSBU	10/16/25	USD	8,165,454	21,694
CNH	22,969,840	MSIP	10/16/25	USD	3,228,013	4,104
DKK	7,169,798	CBNA	10/02/25	USD	1,119,730	(7,943)
DKK	7,153,775	JPMC	11/04/25	USD	1,126,211	(1,555)
EUR	6,952,000	BBP	10/02/25	USD	8,182,315	20,315
EUR	4,840,000	BBP	10/02/25	USD	5,732,182	49,777
EUR	118,216,448	JPMC	10/02/25	USD	138,258,309	(533,790)
EUR	1,868,000	JPMC	10/02/25	USD	2,205,832	12,705
BHFTI-274

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	121,774,448	SG	11/04/25	USD	143,494,017	$238,529
GBP	21,876,000	BBP	10/02/25	USD	29,413,835	(7,186)
GBP	22,545,000	JPMC	11/04/25	USD	30,323,767	(2,318)
GBP	4,767,000	MSIP	10/02/25	USD	6,434,714	23,579
IDR	314,823,140	BBP	10/15/25	USD	19,175	286
IDR	3,808,546,461	BNP	10/08/25	USD	231,003	2,476
IDR	11,638,405,260	BNP	10/08/25	USD	706,134	7,787
IDR	17,845,582,240	BNP	10/08/25	USD	1,082,863	12,062
IDR	19,166,429,016	BNP	10/15/25	USD	1,142,491	(7,496)
IDR	15,323,837,199	BNP	10/20/25	USD	930,000	10,610
IDR	13,716,410,600	BNP	11/03/25	USD	820,000	(2,845)
IDR	19,794,943,558	CBNA	10/15/25	USD	1,181,294	(6,404)
IDR	16,185,884,588	CBNA	10/15/25	USD	987,697	16,543
IDR	16,546,326,045	DBAG	10/15/25	USD	1,009,569	16,788
IDR	19,015,750,440	GSBU	10/15/25	USD	1,140,033	(913)
IDR	307,686,401	GSBU	12/17/25	USD	18,293	(156)
IDR	32,998,681,828	JPMC	10/15/25	USD	1,976,324	(3,599)
ILS	6,496,661	DBAG	11/13/25	USD	1,902,362	(59,123)
ILS	798,000	JPMC	11/13/25	USD	239,261	(1,673)
ILS	4,914,898	UBSA	10/15/25	USD	1,469,173	(14,671)
ILS	5,493,233	UBSA	10/15/25	USD	1,650,710	(7,737)
ILS	652,315	UBSA	11/13/25	USD	190,720	(6,228)
INR	82,787,298	BOA	11/03/25	USD	930,000	(835)
INR	236,829,329	CBNA	10/15/25	USD	2,665,046	(400)
INR	95,584,782	CBNA	10/17/25	USD	1,076,284	616
INR	97,019,823	DBAG	10/17/25	USD	1,091,705	(113)
INR	57,633,579	DBAG	10/17/25	USD	649,173	591
INR	23,893,476	DBAG	11/19/25	USD	268,490	92
INR	23,819,400	GSBU	10/08/25	USD	270,000	1,816
INR	73,024,230	GSBU	10/20/25	USD	830,000	8,345
INR	709,794,680	JPMC	10/16/25	USD	7,994,174	6,050
JPY	282,559,712	BOA	10/02/25	USD	1,925,834	15,162
JPY	76,535,126	BOA	11/04/25	USD	512,759	(6,572)
JPY	47,838,118	BBP	10/02/25	USD	325,692	2,210
JPY	153,121,939	BBP	10/02/25	USD	1,043,200	7,788
JPY	88,668,570	BNP	11/04/25	USD	598,853	(2,810)
JPY	4,857	CBNA	11/04/25	USD	33	—
JPY	183,474,021	MSIP	10/02/25	USD	1,243,396	2,743
JPY	1,676,462,706	MSIP	11/04/25	USD	11,268,580	(107,106)
JPY	75,743,660	MSIP	11/04/25	USD	513,664	(297)
JPY	4,920,719,998	SG	10/02/25	USD	33,460,196	186,233
JPY	3,650,926,084	SG	11/04/25	USD	24,620,941	(152,523)
KRW	3,265,283,737	DBAG	10/22/25	USD	2,355,038	25,588
KRW	715,067,137	GSBU	10/15/25	USD	515,438	5,488
KRW	2,186,529,737	GSBU	10/16/25	USD	1,570,000	10,599
KRW	2,861,291,339	GSBU	10/20/25	USD	2,025,971	(15,068)
KRW	2,187,044,815	GSBU	10/22/25	USD	1,549,906	(10,330)
KRW	715,544,019	GSBU	10/22/25	USD	506,924	(3,544)
KRW	714,846,600	GSBU	11/03/25	USD	510,000	(277)
KRW	1,485,160,000	JPMC	10/10/25	USD	1,064,379	5,502
KRW	5,651,518,958	JPMC	10/22/25	USD	4,076,575	44,787
MXN	1,306,000	GSBU	12/17/25	USD	68,789	(1,950)
NOK	121	BBP	11/04/25	USD	12	—
NOK	50,646	BBP	11/04/25	USD	5,076	—
NOK	390,965	CBNA	10/02/25	USD	38,709	(468)
NOK	5,003,519	CBNA	11/04/25	USD	501,705	222
NOK	1,537	MSIP	11/04/25	USD	154	—
BHFTI-275

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NOK	169,266	SG	11/04/25	USD	16,973	$8
NOK	4,834,906	UBSA	10/02/25	USD	475,096	(9,385)
NZD	1,140,524	BOA	11/04/25	USD	657,541	(4,522)
NZD	3,212,925	SG	10/02/25	USD	1,871,940	9,246
PEN	14,798,941	BOA	10/31/25	USD	4,005,777	(253,404)
PEN	2,575,425	CBNA	10/16/25	USD	736,741	(4,743)
PEN	14,075,258	CBNA	10/17/25	USD	4,027,411	(24,863)
PEN	24,571,722	CBNA	05/26/26	USD	6,890,942	(137,237)
PEN	21,882,000	DBAG	01/26/26	USD	6,110,242	(173,098)
SEK	5,530,000	BNP	10/02/25	USD	589,468	2,070
SGD	10,768,870	BOA	10/02/25	USD	8,377,575	29,290
SGD	1,974,023	BNP	10/02/25	USD	1,540,623	10,313
SGD	856,000	CBNA	10/02/25	USD	669,936	6,345
SGD	3,903,000	CBNA	10/02/25	USD	3,033,173	7,474
SGD	3,402,000	CBNA	10/02/25	USD	2,654,240	16,929
SGD	22,039,951	CBNA	10/02/25	USD	17,218,779	132,883
SGD	53,277,023	CBNA	11/04/25	USD	41,394,326	(15,455)
SGD	205,000	GSBU	10/02/25	USD	159,992	1,071
SGD	10,225,000	GSBU	10/02/25	USD	7,984,297	57,633
THB	8,205,644	CBNA	10/20/25	USD	254,293	705
TRY	20,911,552	BBP	10/01/25	USD	502,603	(354)
TWD	219,321,320	BOA	10/16/25	USD	7,240,000	35,919
TWD	23,588,257	BNP	10/07/25	USD	770,000	(4,270)
TWD	88,178,691	BNP	10/20/25	USD	2,940,000	42,713
TWD	64,071,843	BNP	10/20/25	USD	2,148,476	43,268
TWD	67,852,375	BNP	10/20/25	USD	2,281,519	52,094
TWD	14,002,114	BNP	12/15/25	USD	466,566	4,644
TWD	4,357,380	CBNA	10/20/25	USD	146,270	3,099
TWD	53,093,545	CBNA	10/20/25	USD	1,789,469	44,975
TWD	71,321,209	CBNA	10/20/25	USD	2,396,546	53,145
TWD	59,961,070	CBNA	10/20/25	USD	2,031,408	61,267
TWD	70,023,297	CBNA	10/20/25	USD	2,374,476	73,721
TWD	115,484,742	CBNA	10/20/25	USD	3,885,497	91,015
TWD	31,227,541	CBNA	12/15/25	USD	1,030,068	(111)
TWD	30,982,660	CBNA	12/15/25	USD	1,027,515	5,415
TWD	23,307,794	CBNA	01/22/26	USD	772,626	1,755
TWD	73,301,280	GSBU	10/15/25	USD	2,424,385	16,827
TWD	49,850,369	MSIP	12/15/25	USD	1,665,454	20,919
ZAR	41,494,000	BOA	11/20/25	USD	2,381,765	(12,660)
ZAR	19,218,000	BOA	11/20/25	USD	1,097,270	(11,711)
ZAR	36,255,000	BOA	11/20/25	USD	2,080,753	(11,353)
ZAR	31,597,000	BOA	11/20/25	USD	1,820,382	(2,934)
ZAR	38,360,000	BOA	11/20/25	USD	2,213,608	31
ZAR	13,673,876	BBP	11/20/25	USD	776,589	(12,467)
ZAR	3,391,738	CBNA	10/02/25	USD	195,855	(540)
ZAR	20,239,000	CBNA	11/20/25	USD	1,160,620	(7,278)
ZAR	22,001,000	CBNA	11/20/25	USD	1,267,090	(2,485)
ZAR	5,036,000	CBNA	11/20/25	USD	290,442	(162)
ZAR	15,548,611	DBAG	11/20/25	USD	883,494	(13,744)
ZAR	17,470,705	DBAG	11/20/25	USD	1,002,848	(5,305)
ZAR	12,539,000	GSBU	11/20/25	USD	723,620	53
ZAR	14,667,353	JPMC	11/20/25	USD	831,492	(14,892)
ZAR	14,572,379	JPMC	11/20/25	USD	836,684	(4,220)
ZAR	3,393,185	UBSA	10/09/25	USD	196,314	(71)
ZAR	14,873,751	UBSA	11/20/25	USD	843,738	(14,557)
Net Unrealized Appreciation						$1,114,760
BHFTI-276

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/25	156	AUD	17,682,857	$(35,002)
Canada Government Bond 10 Year Futures	12/18/25	431	CAD	52,780,260	786,793
Euro-Bobl Futures	12/08/25	16	EUR	1,884,960	605
U.K. Long Gilt Bond Futures	12/29/25	243	GBP	22,074,120	60,861
U.S. Treasury Note 2 Year Futures	12/31/25	238	USD	49,598,828	31,288
U.S. Treasury Note 5 Year Futures	12/31/25	3,045	USD	332,499,728	62,869
U.S. Treasury Note 10 Year Futures	12/19/25	3,576	USD	402,300,000	2,429,559
U.S. Treasury Ultra Long Bond Futures	12/19/25	383	USD	45,983,938	1,142,369

Futures Contracts—Short
Euro-Bund Futures	12/08/25	(94)	EUR	(12,085,580)	(84,048)
U.S. Treasury Note Ultra 10 Year Futures	12/19/25	(752)	USD	(86,538,750)	(911,002)
Net Unrealized Appreciation					$3,484,292
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/AUD Put	USD	0.623	10/14/25	BBP	8,519,000	AUD	8,519,000	$24,879	$28	$(24,851)
USD Call/AUD Put	USD	0.625	10/08/25	GSBU	9,054,000	AUD	9,054,000	34,923	6	(34,917)
USD Call/EUR Put	USD	1.100	12/17/25	GSBU	1,816,000	EUR	1,816,000	207,702	42,712	(164,990)
USD Call/EUR Put	USD	1.110	11/24/25	MSIP	19,672,000	EUR	19,672,000	92,282	5,566	(86,716)
USD Call/EUR Put	USD	1.110	11/26/25	BNP	3,449,000	EUR	3,449,000	14,514	1,101	(13,413)
USD Call/EUR Put	USD	1.122	10/14/25	BNP	403,000	EUR	403,000	49,281	438	(48,843)
USD Call/EUR Put	USD	1.129	10/14/25	GSBU	17,996,000	EUR	17,996,000	69,610	317	(69,293)
USD Call/EUR Put	USD	1.132	10/10/25	BBP	18,454,000	EUR	18,454,000	66,822	195	(66,627)
USD Call/EUR Put	USD	1.145	10/08/25	MSIP	17,876,000	EUR	17,876,000	111,701	882	(110,819)
USD Call/SEK Put	SEK	10.125	10/14/25	MSIP	1,633,000	USD	1,633,000	8,533	2	(8,531)
USD Call/SEK Put	SEK	10.200	11/26/25	BBP	7,362,000	USD	7,362,000	45,938	3,180	(42,758)
Totals								$726,185	$54,427	$(671,758)
Written Options
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	2.550%	6M EURIBOR	Receive	10/06/25	MSCS	(2,500,000)	EUR	(2,500,000)	$(6,408)	$(136)	$6,272
Call - OTC - 10 Yr. IRS	2.550%	6M EURIBOR	Receive	10/17/25	BBP	(3,500,000)	EUR	(3,500,000)	(8,094)	(2,092)	6,002
Call - OTC - 10 Yr. IRS	3.325%	12M SOFR	Receive	10/14/25	BOA	(4,900,000)	USD	(4,900,000)	(13,500)	(547)	12,953
Call - OTC - 10 Yr. IRS	3.375%	12M SOFR	Receive	10/14/25	BOA	(6,800,000)	USD	(6,800,000)	(17,680)	(1,525)	16,155
Call - OTC - 10 Yr. IRS	3.385%	12M SOFR	Receive	10/10/25	CBNA	(6,900,000)	USD	(6,900,000)	(21,045)	(676)	20,369
Call - OTC - 10 Yr. IRS	3.398%	12M SOFR	Receive	10/06/25	GSBU	(5,000,000)	USD	(5,000,000)	(15,938)	(97)	15,841
Call - OTC - 10 Yr. IRS	3.506%	12M SOFR	Receive	10/06/25	DBAG	(7,000,000)	USD	(7,000,000)	(23,975)	(1,858)	22,117
Call - OTC - 10 Yr. IRS	3.550%	12M SOFR	Receive	10/27/25	GSBU	(2,500,000)	USD	(2,500,000)	(6,750)	(9,087)	(2,337)
Call - OTC - 10 Yr. IRS	3.575%	12M SOFR	Receive	10/02/25	BOA	(5,000,000)	USD	(5,000,000)	(15,187)	(905)	14,282
Put - OTC - 10 Yr. IRS	2.750%	6M EURIBOR	Pay	10/17/25	BBP	(3,500,000)	EUR	(3,500,000)	(8,094)	(6,722)	1,372
Put - OTC - 10 Yr. IRS	2.790%	6M EURIBOR	Pay	10/06/25	MSCS	(2,500,000)	EUR	(2,500,000)	(6,408)	(339)	6,069
Put - OTC - 10 Yr. IRS	3.625%	12M SOFR	Pay	10/14/25	BOA	(4,900,000)	USD	(4,900,000)	(13,499)	(31,061)	(17,562)
Put - OTC - 10 Yr. IRS	3.675%	12M SOFR	Pay	10/14/25	BOA	(6,800,000)	USD	(6,800,000)	(17,680)	(28,408)	(10,728)
Put - OTC - 10 Yr. IRS	3.685%	12M SOFR	Pay	10/10/25	CBNA	(6,900,000)	USD	(6,900,000)	(20,010)	(21,041)	(1,031)
Put - OTC - 10 Yr. IRS	3.698%	12M SOFR	Pay	10/06/25	GSBU	(5,000,000)	USD	(5,000,000)	(15,938)	(8,779)	7,159
BHFTI-277

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Written Options — (Continued)
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 10 Yr. IRS	3.806%	12M SOFR	Pay	10/06/25	DBAG	(7,000,000)	USD	(7,000,000)	$(23,975)	$(1,504)	$22,471
Put - OTC - 10 Yr. IRS	3.850%	12M SOFR	Pay	10/27/25	GSBU	(2,500,000)	USD	(2,500,000)	(6,750)	(4,179)	2,571
Totals									$(240,931)	$(118,956)	$121,975

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Euro-Bund Futures	EUR	129.500	10/24/25	(35)	EUR	(35,000)	$(7,755)	$(9,862)	$(2,107)
Call - Euro-Bund Futures	EUR	130.500	10/24/25	(89)	EUR	(89,000)	(40,696)	(9,404)	31,292
Call- U.S. Treasury Note 10 Year Futures	USD	113.500	10/24/25	(191)	USD	(191,000)	(43,343)	(41,781)	1,562
Call- U.S. Treasury Note 10 Year Futures	USD	114.000	10/24/25	(172)	USD	(172,000)	(43,036)	(24,187)	18,849
Put - Euro-Bund Futures	EUR	127.500	10/24/25	(124)	EUR	(124,000)	(45,658)	(27,661)	17,997
Put- U.S. Treasury Note 10 Year Futures	USD	111.000	10/24/25	(106)	USD	(106,000)	(19,749)	(11,594)	8,155
Put- U.S. Treasury Note 10 Year Futures	USD	111.500	10/24/25	(257)	USD	(257,000)	(47,914)	(52,203)	(4,289)
Totals							$(248,151)	$(176,692)	$71,459
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SONIA	Annually	3.750%	Annually	09/17/30	GBP	12,800,000	$(68,344)	$(65,875)	$(2,469)
Pay	1-Day CDI	Maturity	11.496%	Maturity	01/04/27	BRL	22,200,000	(152,817)	—	(152,817)
Pay	1-Day CDI	Maturity	11.528%	Maturity	01/04/27	BRL	23,900,000	(161,871)	—	(161,871)
Pay	1-Day CDI	Maturity	11.548%	Maturity	01/04/27	BRL	190,300,000	(1,270,118)	—	(1,270,118)
Pay	1-Day CDI	Maturity	13.291%	Maturity	01/02/29	BRL	71,500,000	(21,883)	(885)	(20,998)
Pay	1-Day CDI	Maturity	13.320%	Maturity	01/02/29	BRL	7,500,000	(883)	—	(883)
Pay	1-Day CDI	Maturity	13.354%	Maturity	01/02/29	BRL	10,300,000	802	—	802
Pay	1-Day CDI	Maturity	13.400%	Maturity	01/02/29	BRL	95,500,000	50,060	(2,302)	52,362
Pay	1-Day CDI	Maturity	13.926%	Maturity	01/04/27	BRL	13,400,000	(11,964)	—	(11,964)
Pay	1-Day CDI	Maturity	13.927%	Maturity	01/04/27	BRL	129,800,000	(115,288)	1,167	(116,455)
Pay	1-Day CDI	Maturity	14.009%	Maturity	01/04/27	BRL	8,600,000	(4,446)	—	(4,446)
Pay	3M NZDBB	Semi-Annually	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	461,196	(224,620)	685,816
Pay	3M NZDBB	Semi-Annually	4.250%	Semi-Annually	12/21/27	NZD	2,900,000	57,173	883	56,290
Pay	6M BBSW	Semi-Annually	4.000%	Semi-Annually	03/19/35	AUD	13,400,000	(171,548)	(13,799)	(157,749)
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	03/20/34	AUD	11,800,000	178,397	(273,973)	452,370
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/18/34	AUD	21,100,000	296,670	86,591	210,079
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/20/33	AUD	22,600,000	362,852	(220,868)	583,720
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(703,029)	—	(703,029)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(498,741)	—	(498,741)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(196,081)	(133,920)	(62,161)
Pay	6M EURIBOR	Annually	2.460%	Annually	03/13/35	EUR	1,800,000	(34,452)	—	(34,452)
Pay	6M EURIBOR	Annually	2.610%	Annually	03/24/35	EUR	1,200,000	(5,389)	—	(5,389)
Pay	6M EURIBOR	Annually	2.750%	Annually	03/18/36	EUR	35,600,000	59,192	417	58,775
Receive	12M ESTR	Annually	2.050%	Annually	10/05/29	EUR	3,000,000	5,774	—	5,774
Receive	12M ESTR	Annually	2.056%	Annually	10/05/29	EUR	4,300,000	7,045	—	7,045
Receive	12M SOFR	Annually	1.750%	Annually	06/15/32	USD	57,000,000	5,883,298	5,896,277	(12,979)
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	62,900,000	23,280,542	10,657,396	12,623,146
Receive	12M SOFR	Annually	3.250%	Annually	06/18/30	USD	45,500,000	253,139	613,626	(360,487)
Receive	12M SOFR	Annually	3.250%	Annually	06/18/55	USD	25,400,000	3,043,113	2,346,145	696,968
Receive	12M SOFR	Annually	3.500%	Annually	06/20/54	USD	63,100,000	4,803,778	1,709,623	3,094,155
Receive	12M SOFR	Annually	3.500%	Annually	12/18/25	USD	35,800,000	48,205	5,536	42,669
Receive	12M SOFR	Annually	3.500%	Annually	12/18/54	USD	9,200,000	699,624	214,000	485,624
Receive	12M SOFR	Annually	3.551%	Annually	09/17/35	USD	2,500,000	21,397	—	21,397
Receive	12M SOFR	Annually	3.585%	Annually	10/31/30	USD	58,300,000	(525,615)	—	(525,615)
BHFTI-278

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	3.642%	Annually	02/15/55	USD	3,100,000	$158,962	$—	$158,962
Receive	12M SOFR	Annually	3.655%	Annually	02/15/55	USD	1,600,000	78,382	—	78,382
Receive	12M SOFR	Annually	3.655%	Annually	05/31/28	USD	63,500,000	(483,864)	—	(483,864)
Receive	12M SOFR	Annually	3.667%	Annually	05/31/28	USD	23,000,000	(182,008)	—	(182,008)
Receive	12M SOFR	Annually	3.694%	Annually	04/30/31	USD	27,750,000	(390,617)	—	(390,617)
Receive	12M SOFR	Annually	3.700%	Annually	05/15/35	USD	15,743,000	(98,773)	(179,904)	81,131
Receive	12M SOFR	Annually	3.717%	Annually	08/15/33	USD	20,800,000	(250,644)	—	(250,644)
Receive	12M SOFR	Annually	3.722%	Annually	10/31/30	USD	3,200,000	(49,205)	—	(49,205)
Receive	12M SOFR	Annually	3.727%	Annually	10/31/30	USD	7,300,000	(113,927)	—	(113,927)
Receive	12M SOFR	Annually	3.732%	Annually	10/31/30	USD	5,400,000	(85,512)	—	(85,512)
Receive	12M SOFR	Annually	3.739%	Annually	10/31/30	USD	8,000,000	(129,434)	—	(129,434)
Receive	12M SOFR	Annually	3.750%	Annually	05/15/32	USD	67,167,000	(1,117,370)	(71,648)	(1,045,722)
Receive	12M SOFR	Annually	3.750%	Annually	12/18/29	USD	60,700,000	(924,625)	(948,284)	23,659
Receive	12M SOFR	Annually	3.753%	Annually	08/15/33	USD	11,300,000	(164,127)	—	(164,127)
Receive	12M SOFR	Annually	3.763%	Annually	08/15/33	USD	13,400,000	(203,960)	—	(203,960)
Receive	12M SOFR	Annually	3.765%	Annually	12/17/54	USD	4,600,000	137,980	—	137,980
Receive	12M SOFR	Annually	3.807%	Annually	02/15/55	USD	1,600,000	35,984	—	35,984
Receive	12M SOFR	Annually	3.899%	Annually	03/11/35	USD	580,000	(12,600)	—	(12,600)
Receive	12M SOFR	Annually	3.930%	Annually	03/24/35	USD	5,700,000	(137,511)	—	(137,511)
Receive	12M SOFR	Annually	4.095%	Annually	02/18/35	USD	4,430,000	(166,073)	—	(166,073)
Receive	12M TONA	Annually	1.250%	Annually	06/18/32	JPY	7,670,000,000	134,350	(1,358,693)	1,493,043
Receive	1-Day CDI	Maturity	13.000%	Maturity	01/02/29	BRL	31,700,000	27,399	—	27,399
Receive	1-Day CDI	Maturity	13.017%	Maturity	01/02/29	BRL	130,500,000	105,454	—	105,454
Receive	6M CORRA	Semi-Annually	2.740%	Semi-Annually	06/01/34	CAD	2,800,000	7,958	—	7,958
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/33	CAD	3,900,000	(54,280)	12,840	(67,120)
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/34	CAD	3,300,000	(38,135)	(3,257)	(34,878)
Receive	6M CORRA	Semi-Annually	3.000%	Semi-Annually	06/01/34	CAD	2,000,000	(23,112)	697	(23,809)
Receive	6M CORRA	Semi-Annually	3.500%	Semi-Annually	06/01/32	CAD	43,550,000	(1,633,756)	(299,344)	(1,334,412)
Receive	6M CORRA	Semi-Annually	3.750%	Semi-Annually	12/20/33	CAD	1,200,000	(62,877)	—	(62,877)
Receive	6M EURIBOR	Annually	2.350%	Annually	04/29/30	EUR	2,400,000	1,104	—	1,104
Receive	6M EURIBOR	Annually	3.000%	Annually	03/18/56	EUR	26,560,000	(502,320)	(378,863)	(123,457)
Totals								$29,432,631	$17,368,963	$12,063,668
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.45.V1	1.000%	Quarterly	12/20/30	0.519%	USD	2,500,000	$56,645	$55,570	$1,075
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp. 1.375%, due 01/15/26	5.000%	Quarterly	12/20/28	0.706%	USD	3,800,000	$495,946	$292,825	$203,121
AT&T, Inc. 3.800%, due 02/15/27	1.000%	Quarterly	06/20/28	0.402%	USD	21,100,000	332,008	(67,141)	399,149
Barclays Bank PLC 1.500%, due 04/04/17	1.000%	Quarterly	12/20/25	0.243%	EUR	9,300,000	18,540	9,471	9,069
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/27	0.352%	USD	3,400,000	47,286	(64,109)	111,395
BHFTI-279

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a) — (Continued)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/29	0.529%	USD	400,000	$7,387	$(5,920)	$13,307
Boeing Co. 5.150%, due 05/01/30	1.000%	Quarterly	12/20/30	0.648%	USD	14,600,000	242,637	223,839	18,798
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	0.065%	USD	4,700,000	31,532	7,129	24,403
Oracle Corp. 3.250%, due 11/15/27	1.000%	Quarterly	06/20/30	0.528%	USD	3,200,000	66,816	69,318	(2,502)
T-Mobile USA, Inc. 4.750%, due 02/01/28	5.000%	Quarterly	06/20/28	0.262%	USD	7,000,000	865,935	656,605	209,330
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/27	0.335%	USD	500,000	7,104	(3,828)	10,932
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	06/20/28	0.391%	USD	4,900,000	78,145	2,052	76,093
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/28	0.430%	USD	1,200,000	20,722	(1,829)	22,551
Totals							$2,214,058	$1,118,412	$1,095,646
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	BBP	0.766%	USD	2,400,000	$6,733	$(27,671)	$34,404
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	CBNA	0.766%	USD	1,700,000	4,769	(20,869)	25,638
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	0.766%	USD	3,200,000	8,977	(20,271)	29,248
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	BNP	0.933%	USD	2,400,000	2,697	(37,746)	40,443
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	CBNA	0.933%	USD	400,000	450	(4,754)	5,204
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	GSI	0.933%	USD	3,200,000	3,597	(38,808)	42,405
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	JPMC	0.933%	USD	1,300,000	1,461	(16,499)	17,960
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	BNP	1.025%	USD	500,000	(263)	(19,017)	18,754
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	GSI	1.025%	USD	1,400,000	(736)	(53,235)	52,499
Petroleos Mexicanos 1.350%, due 12/31/99 (d)	4.850%	Monthly	07/06/26	DBAG	0.000%	USD	1,411,680	13,800	—	13,800
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	CBNA	0.394%	USD	3,100,000	22,583	(37,218)	59,801
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	0.394%	USD	31,300,000	228,011	(374,360)	602,371
SoftBank Group Corp. 2.840%, due 12/14/29	1.000%	Quarterly	06/20/26	GSI	0.872%	USD	2,100,000	1,916	(10,252)	12,168
Totals								$293,995	$(660,700)	$954,695
BHFTI-280

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.XOVER.42.V3	5.000%	Quarterly	12/20/29	BNP	0.506%	EUR	14,109,515	$2,902,702	$2,432,087	$470,615
ITRX.EUR.XOVER.42.V3	5.000%	Quarterly	12/20/29	JPMC	0.506%	EUR	23,676,926	4,870,973	4,127,081	743,892
Totals								$7,773,675	$6,559,168	$1,214,507
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Receive	12M SOFR	Monthly	09/23/26	JPMC	iShares iBoxx $ IG Corporate Bond ETF	USD	133,512,000	$(252,000)	$—	$(252,000)

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$1,600,521,971	$—	$1,600,521,971
Corporate Bonds & Notes
Aerospace/Defense	—	16,523,060	—	16,523,060
Agriculture	—	21,290,608	—	21,290,608
Airlines	—	14,096,713	—	14,096,713
Auto Manufacturers	—	137,789,258	—	137,789,258
Banks	—	511,521,190	—	511,521,190
Chemicals	—	5,042,206	—	5,042,206
Commercial Services	—	49,435,392	—	49,435,392
Computers	—	4,788,513	—	4,788,513
Diversified Financial Services	—	114,995,730	—	114,995,730
Electric	—	169,837,020	—	169,837,020
Electronics	—	10,388,662	—	10,388,662
Environmental Control	—	3,894,876	—	3,894,876
Food	—	20,656,219	—	20,656,219
Gas	—	21,860,451	—	21,860,451
Healthcare-Services	—	37,308,255	—	37,308,255
Insurance	—	52,414,178	—	52,414,178
Investment Companies	—	21,079,908	1,531,177	22,611,085
Lodging	—	16,200,295	—	16,200,295
Media	—	14,555,372	—	14,555,372
Oil & Gas	—	15,217,216	—	15,217,216
Pharmaceuticals	—	33,110,468	—	33,110,468
Pipelines	—	34,561,825	—	34,561,825
Real Estate	—	6,864,035	—	6,864,035
BHFTI-281

Brighthouse Funds Trust I
PIMCO Total Return Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$—	$116,693,451	$—	$116,693,451
Retail	—	2,738,791	—	2,738,791
Savings & Loans	—	8,340,681	—	8,340,681
Semiconductors	—	10,376,583	—	10,376,583
Shipbuilding	—	12,961,018	—	12,961,018
Software	—	28,666,833	—	28,666,833
Telecommunications	—	15,904,973	—	15,904,973
Water	—	45,067	—	45,067
Total Corporate Bonds & Notes	—	1,529,158,847	1,531,177	1,530,690,024
Total U.S. Treasury & Government Agencies*	—	765,520,324	—	765,520,324
Total Non-Agency Mortgage-Backed Securities*	—	407,813,309	—	407,813,309
Total Foreign Government*	—	302,368,646	—	302,368,646
Total Asset-Backed Securities*	—	301,074,807	—	301,074,807
Total Municipals*	—	38,044,638	—	38,044,638
Floating Rate Loans
Commercial Services	—	857,351	—	857,351
Investment Companies	—	—	5,076,699	5,076,699
Total Floating Rate Loans	—	857,351	5,076,699	5,934,050
Total Short-Term Investments*	—	13,769,420	—	13,769,420
Total Purchased Options at Value*	—	54,427	—	54,427
Total Investments	$—	$4,959,183,740	$6,607,876	$4,965,791,616
Reverse Repurchase Agreements (Liability)	$—	$(60,954,750)	$—	$(60,954,750)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,932,312	$—	$4,932,312
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,817,552)	—	(3,817,552)
Total Forward Contracts	$—	$1,114,760	$—	$1,114,760
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,514,344	$—	$—	$4,514,344
Futures Contracts (Unrealized Depreciation)	(1,030,052)	—	—	(1,030,052)
Total Futures Contracts	$3,484,292	$—	$—	$3,484,292
Written Options
Interest Rate Swaptions at Value	$—	$(118,956)	$—	$(118,956)
Options on Exchange-Traded Futures Contracts at Value	(176,692)	—	—	(176,692)
Total Written Options	$(176,692)	$(118,956)	$—	$(295,648)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$22,327,271	$—	$22,327,271
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(9,166,882)	—	(9,166,882)
Total Centrally Cleared Swap Contracts	$—	$13,160,389	$—	$13,160,389
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$8,054,869	$13,800	$8,068,669
OTC Swap Contracts at Value (Liabilities)	—	(252,999)	—	(252,999)
Total OTC Swap Contracts	$—	$7,801,870	$13,800	$7,815,670

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
BHFTI-282

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—57.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.6%
Airbus SE	1,011	$236,337
ATI, Inc. (a)	2,275	185,048
Axon Enterprise, Inc. (a)	368	264,091
BAE Systems PLC	6,780	187,873
Boeing Co. (a)	1,020	220,147
Curtiss-Wright Corp.	144	78,183
General Dynamics Corp.	672	229,152
General Electric Co.	8,799	2,646,915
HEICO Corp.	782	252,445
Howmet Aerospace, Inc.	7,630	1,497,235
Kongsberg Gruppen ASA	2,364	75,528
L3Harris Technologies, Inc.	171	52,225
Leonardo SpA	792	50,311
Rheinmetall AG	83	193,212
Rocket Lab Corp. (a) (b)	931	44,604
Rolls-Royce Holdings PLC	27,354	437,932
RTX Corp.	10,330	1,728,519
Saab AB - Class B	2,694	164,102
Safran SA	921	326,164
Thales SA	171	53,588
TransDigm Group, Inc.	488	643,194
		9,566,805
Air Freight & Logistics — 0.1%
Deutsche Post AG	1,058	47,187
DSV AS	609	121,581
FedEx Corp.	792	186,761
United Parcel Service, Inc. - Class B	856	71,502
		427,031
Automobile Components — 0.0%
Aptiv PLC (a)	796	68,631
Niterra Co. Ltd.	1,200	46,253
Sumitomo Electric Industries Ltd.	4,300	122,167
		237,051
Automobiles — 1.0%
Ferrari NV	644	311,794
Ford Motor Co.	10,353	123,822
General Motors Co.	2,323	141,633
Honda Motor Co. Ltd. (b)	12,700	130,473
Mercedes-Benz Group AG	1,450	91,108
Rivian Automotive, Inc. - Class A (a) (b)	3,100	45,508
Stellantis NV	5,340	49,428
Subaru Corp.	2,300	47,137
Suzuki Motor Corp.	5,500	80,172
Tesla, Inc. (a)	9,662	4,296,885
Toyota Motor Corp.	30,400	581,785
		5,899,745
Banks — 3.6%
ABN AMRO Bank NV	3,447	110,388
ANZ Group Holdings Ltd.	8,942	196,073
Banco Bilbao Vizcaya Argentaria SA (b)	19,161	368,629
Banco Santander SA	66,334	693,276
Security Description	Shares	Value
Banks—(Continued)
Bank of America Corp.	25,598	$1,320,601
Bank of Montreal	2,028	264,265
Bank of Nova Scotia (b)	2,444	158,034
Barclays PLC	73,593	377,370
BNP Paribas SA	4,193	382,226
BOC Hong Kong Holdings Ltd.	9,500	44,660
BPER Banca SpA	4,266	47,402
CaixaBank SA	19,636	206,743
Canadian Imperial Bank of Commerce (b)	1,316	105,161
Citigroup, Inc.	7,105	721,157
Citizens Financial Group, Inc.	1,725	91,701
Commerzbank AG	4,401	165,767
Commonwealth Bank of Australia	3,122	345,198
Danske Bank AS	2,467	105,419
DBS Group Holdings Ltd.	14,120	559,221
DNB Bank ASA	1,800	49,156
Erste Group Bank AG	1,273	124,443
Eurobank Ergasias Services & Holdings SA - Class A	14,032	53,985
Fifth Third Bancorp	1,586	70,656
First Horizon Corp.	2,033	45,966
HSBC Holdings PLC	71,233	1,005,155
Huntington Bancshares, Inc.	4,717	81,463
ING Groep NV	14,684	382,680
Intesa Sanpaolo SpA	71,215	470,953
JPMorgan Chase & Co.	15,684	4,947,204
KBC Group NV	817	97,925
KeyCorp	3,249	60,724
Lloyds Banking Group PLC	253,782	285,872
M&T Bank Corp.	517	102,170
Mediobanca Banca di Credito Finanziario SpA	5,164	104,544
Mitsubishi UFJ Financial Group, Inc.	49,500	784,148
Mizuho Financial Group, Inc.	16,090	538,531
National Australia Bank Ltd.	5,652	165,425
National Bank of Canada (b)	1,589	168,788
NatWest Group PLC	28,756	201,841
Nordea Bank Abp	8,123	133,352
Oversea-Chinese Banking Corp. Ltd.	16,500	210,418
PNC Financial Services Group, Inc.	1,882	378,150
Popular, Inc.	411	52,201
Regions Financial Corp.	3,395	89,526
Resona Holdings, Inc.	7,000	71,260
Royal Bank of Canada (b)	5,642	831,564
Societe Generale SA	2,820	187,573
Standard Chartered PLC	11,213	217,302
Sumitomo Mitsui Financial Group, Inc.	18,000	503,882
Toronto-Dominion Bank	5,226	417,870
Truist Financial Corp.	6,063	277,200
U.S. Bancorp	15,475	747,907
UniCredit SpA	6,755	512,865
United Overseas Bank Ltd.	4,700	126,087
Wells Fargo & Co.	12,048	1,009,863
Westpac Banking Corp.	8,704	223,936
		21,995,876
Beverages — 0.6%
Anheuser-Busch InBev SA	2,159	129,099
BHFTI-283

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Beverages—(Continued)
Asahi Group Holdings Ltd.	3,600	$43,194
Carlsberg AS - Class B	374	43,480
Coca-Cola Co.	27,767	1,841,507
Diageo PLC	6,311	150,238
Keurig Dr. Pepper, Inc.	4,345	110,841
Kirin Holdings Co. Ltd.	4,100	60,119
Monster Beverage Corp. (a)	8,496	571,866
PepsiCo, Inc.	5,020	705,009
Pernod Ricard SA	864	84,953
		3,740,306
Biotechnology — 0.7%
AbbVie, Inc.	8,620	1,995,875
Alnylam Pharmaceuticals, Inc. (a)	343	156,408
Amgen, Inc.	1,766	498,365
Argenx SE (a)	112	82,273
Biogen, Inc. (a)	231	32,358
CSL Ltd.	1,590	208,882
Exelixis, Inc. (a)	3,476	143,559
Gilead Sciences, Inc.	4,043	448,773
Incyte Corp. (a)	706	59,876
Regeneron Pharmaceuticals, Inc.	115	64,661
United Therapeutics Corp. (a)	80	33,537
Vertex Pharmaceuticals, Inc. (a)	959	375,583
		4,100,150
Broadline Retail — 2.0%
Amazon.com, Inc. (a)	45,164	9,916,660
Dollarama, Inc.	2,489	328,254
eBay, Inc.	1,180	107,321
MercadoLibre, Inc. (a)	244	570,213
Next PLC	433	72,127
Prosus NV	7,093	503,027
Ryohin Keikaku Co. Ltd.	1,000	19,911
Sea Ltd. (ADR) (a)	2,006	358,533
Wesfarmers Ltd.	3,925	239,454
		12,115,500
Building Products — 0.3%
Allegion PLC	1,039	184,267
Armstrong World Industries, Inc.	752	147,400
Assa Abloy AB - Class B	4,495	157,717
Builders FirstSource, Inc. (a)	314	38,072
Carrier Global Corp.	3,847	229,666
Cie de Saint-Gobain SA	3,332	362,990
Daikin Industries Ltd.	500	57,526
Johnson Controls International PLC	784	86,201
Sanwa Holdings Corp.	2,200	63,040
Trane Technologies PLC	1,145	483,144
		1,810,023
Capital Markets — 2.0%
3i Group PLC	1,083	59,713
Ameriprise Financial, Inc.	599	294,259
Bank of New York Mellon Corp.	4,665	508,298
Security Description	Shares	Value
Capital Markets—(Continued)
Blackrock, Inc.	1,215	$1,416,532
Blackstone, Inc.	2,747	469,325
Brookfield Asset Management Ltd. - Class A	1,581	89,973
Brookfield Corp.	3,139	215,379
Charles Schwab Corp.	6,131	585,327
CME Group, Inc.	592	159,952
Coinbase Global, Inc. - Class A (a)	873	294,629
Deutsche Bank AG	3,791	133,335
Deutsche Boerse AG	777	208,230
Euronext NV	597	89,228
FactSet Research Systems, Inc.	118	33,806
Futu Holdings Ltd. (ADR)	446	77,564
Goldman Sachs Group, Inc.	1,153	918,192
Hong Kong Exchanges & Clearing Ltd.	5,200	295,555
Intercontinental Exchange, Inc.	3,250	547,560
KKR & Co., Inc.	1,184	153,861
London Stock Exchange Group PLC	1,662	190,851
Macquarie Group Ltd.	1,266	184,130
Moody's Corp.	2,053	978,213
Morgan Stanley	10,049	1,597,389
MSCI, Inc.	362	205,402
Nomura Holdings, Inc.	15,100	110,572
Robinhood Markets, Inc. - Class A (a)	2,835	405,915
S&P Global, Inc.	2,209	1,075,142
SBI Holdings, Inc.	1,600	69,465
State Street Corp.	930	107,889
Stifel Financial Corp.	398	45,161
Swissquote Group Holding SA	66	46,347
UBS Group AG	13,104	538,687
		12,105,881
Chemicals — 0.7%
Air Liquide SA	2,399	499,259
Air Products & Chemicals, Inc. (b)	355	96,816
BASF SE	1,872	93,308
Corteva, Inc.	3,753	253,815
Dow, Inc. (b)	2,721	62,392
DuPont de Nemours, Inc.	1,177	91,688
Ecolab, Inc.	2,986	817,746
Givaudan SA	22	89,680
International Flavors & Fragrances, Inc.	603	37,109
Linde PLC	1,969	935,275
Novonesis (Novozymes) - B Shares (b)	1,304	79,930
RPM International, Inc.	720	84,874
Sherwin-Williams Co.	2,482	859,417
Shin-Etsu Chemical Co. Ltd.	5,700	186,519
Sika AG	340	76,196
Symrise AG	468	40,784
Toray Industries, Inc.	13,200	84,219
		4,389,027
Commercial Services & Supplies — 0.5%
Brambles Ltd.	7,133	117,619
Cintas Corp.	4,475	918,539
Copart, Inc. (a)	2,601	116,967
Japan Elevator Service Holdings Co. Ltd.	10,000	126,838
BHFTI-284

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Commercial Services & Supplies—(Continued)
Republic Services, Inc.	1,748	$401,131
Rollins, Inc.	4,633	272,142
Veralto Corp.	904	96,376
Waste Connections, Inc.	3,227	567,305
Waste Management, Inc.	2,420	534,409
		3,151,326
Communications Equipment — 0.7%
Accton Technology Corp.	2,000	69,243
Arista Networks, Inc. (a)	13,473	1,963,151
Cisco Systems, Inc.	17,597	1,203,987
Motorola Solutions, Inc.	1,536	702,397
Nokia OYJ	12,696	60,835
Telefonaktiebolaget LM Ericsson - B Shares	11,673	96,827
		4,096,440
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA	1,608	128,614
Eiffage SA	677	87,073
EMCOR Group, Inc.	289	187,717
HOCHTIEF AG	977	261,733
MasTec, Inc. (a)	433	92,147
Obayashi Corp.	6,100	100,092
Quanta Services, Inc.	659	273,103
Stantec, Inc.	1,234	133,083
Taisei Corp.	1,600	109,890
Vinci SA	2,907	404,767
		1,778,219
Construction Materials — 0.2%
Amrize Ltd. (a)	2,617	126,821
CRH PLC	4,684	561,612
Heidelberg Materials AG	1,047	235,711
Holcim AG	3,378	287,492
James Hardie Industries PLC (a)	1,178	21,919
Martin Marietta Materials, Inc.	73	46,010
Vulcan Materials Co.	490	150,734
		1,430,299
Consumer Finance — 0.4%
American Express Co.	5,312	1,764,434
Capital One Financial Corp.	2,761	586,933
SoFi Technologies, Inc. (a)	1,749	46,209
Synchrony Financial	942	66,929
		2,464,505
Consumer Staples Distribution & Retail — 1.0%
Aeon Co. Ltd.	1,300	15,785
Carrefour SA	3,035	45,954
Coles Group Ltd.	3,066	47,345
Costco Wholesale Corp.	2,216	2,051,196
Dollar General Corp.	3,551	366,996
Dollar Tree, Inc. (a) (b)	366	34,540
Kesko OYJ - B Shares	1,468	31,249
Koninklijke Ahold Delhaize NV	12,324	498,581
Security Description	Shares	Value
Consumer Staples Distribution & Retail—(Continued)
Kroger Co.	4,473	$301,525
Loblaw Cos. Ltd.	8,863	342,815
Metro, Inc.	2,203	147,959
Seven & i Holdings Co. Ltd.	6,400	86,075
Sysco Corp.	1,416	116,594
Target Corp.	869	77,949
Tesco PLC	9,923	59,481
Walmart, Inc.	15,766	1,624,844
Woolworths Group Ltd.	3,953	69,828
		5,918,716
Containers & Packaging — 0.0%
International Paper Co. (b)	3,225	149,640
Packaging Corp. of America	368	80,198
Smurfit WestRock PLC (b)	968	41,208
		271,046
Diversified Consumer Services — 0.0%
Frontdoor, Inc. (a)	716	48,180
Diversified REITs — 0.0%
CapitaLand Integrated Commercial Trust	93,000	165,111
WP Carey, Inc.	680	45,948
		211,059
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	30,422	859,117
Cellnex Telecom SA (a)	1,327	46,011
Deutsche Telekom AG	20,482	697,833
Koninklijke KPN NV	98,535	473,114
NTT, Inc.	118,700	124,123
Orange SA	2,771	44,954
Singapore Telecommunications Ltd.	100,200	320,558
Telenor ASA	2,721	45,153
Telstra Group Ltd.	71,624	228,595
Verizon Communications, Inc.	17,953	789,034
		3,628,492
Electric Utilities — 0.8%
American Electric Power Co., Inc.	609	68,512
Constellation Energy Corp.	1,167	384,025
Duke Energy Corp.	2,176	269,280
Edison International	1,042	57,602
Endesa SA	3,541	113,149
Enel SpA	15,574	147,711
Entergy Corp.	500	46,595
Eversource Energy	1,641	116,741
Exelon Corp. (b)	6,047	272,175
Hydro One Ltd.	8,414	300,176
Iberdrola SA (b)	38,243	724,639
Kansai Electric Power Co., Inc.	3,300	47,267
NextEra Energy, Inc.	16,107	1,215,917
NRG Energy, Inc.	1,153	186,728
PG&E Corp.	2,977	44,893
Redeia Corp. SA	4,371	84,462
Southern Co. (b)	4,928	467,027
BHFTI-285

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electric Utilities—(Continued)
SSE PLC	1,862	$43,636
Terna - Rete Elettrica Nazionale	30,524	310,076
Xcel Energy, Inc. (b)	618	49,842
		4,950,453
Electrical Equipment — 1.3%
ABB Ltd.	10,701	771,261
Acuity, Inc.	248	85,409
Eaton Corp. PLC	1,859	695,731
Emerson Electric Co.	5,647	740,773
Fujikura Ltd.	3,800	369,447
Furukawa Electric Co. Ltd.	1,200	73,589
GE Vernova, Inc.	2,936	1,805,346
HD Hyundai Electric Co. Ltd.	656	273,624
Legrand SA	1,102	183,826
Mitsubishi Electric Corp.	1,800	46,860
Nexans SA	467	69,709
NIDEC Corp.	3,100	55,058
nVent Electric PLC	805	79,405
Prysmian SpA	1,514	151,224
Rockwell Automation, Inc.	427	149,249
Schneider Electric SE	2,671	754,038
Siemens Energy AG (a)	2,974	347,744
Vertiv Holdings Co. - Class A	5,629	849,191
Vestas Wind Systems AS	3,305	64,143
		7,565,627
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. - Class A	7,731	956,711
CDW Corp.	579	92,223
Celestica, Inc. (a)	791	194,650
Coherent Corp. (a)	418	45,027
Corning, Inc.	5,368	440,337
Delta Electronics, Inc.	3,000	84,095
Jabil, Inc.	715	155,277
Keyence Corp.	800	297,865
Keysight Technologies, Inc. (a)	545	95,332
Murata Manufacturing Co. Ltd.	4,500	85,398
TE Connectivity PLC	3,981	873,949
Yokogawa Electric Corp.	4,400	126,290
Zebra Technologies Corp. - Class A (a)	183	54,380
		3,501,534
Energy Equipment & Services — 0.1%
Baker Hughes Co.	4,259	207,498
Schlumberger NV	2,524	86,750
		294,248
Entertainment — 1.2%
Capcom Co. Ltd.	2,900	78,940
Electronic Arts, Inc.	547	110,330
Liberty Media Corp.-Liberty Formula One - Class C (a)	4,484	468,354
Live Nation Entertainment, Inc. (a) (b)	3,090	504,906
Netflix, Inc. (a)	2,759	3,307,820
Nintendo Co. Ltd.	4,600	394,065
Security Description	Shares	Value
Entertainment—(Continued)
ROBLOX Corp. - Class A (a)	547	$75,771
Spotify Technology SA (a)	844	589,112
Take-Two Interactive Software, Inc. (a)	487	125,821
Tencent Music Entertainment Group (ADR)	3,462	80,803
Walt Disney Co.	10,388	1,189,426
Warner Bros Discovery, Inc. (a) (b)	8,403	164,111
		7,089,459
Financial Services — 1.7%
Adyen NV (a)	82	131,598
Affirm Holdings, Inc. (a)	575	42,021
Apollo Global Management, Inc. (b)	1,006	134,070
Berkshire Hathaway, Inc. - Class B (a)	6,351	3,192,902
Block, Inc. (a)	1,905	137,674
Fidelity National Information Services, Inc.	1,093	72,072
Fiserv, Inc. (a)	2,364	304,790
Global Payments, Inc.	879	73,027
Investor AB - B Shares	2,758	86,634
Mastercard, Inc. - Class A	3,813	2,168,873
ORIX Corp.	1,800	47,004
PayPal Holdings, Inc. (a)	3,426	229,748
Toast, Inc. - Class A (a)	1,606	58,635
Visa, Inc. - Class A	10,657	3,638,087
		10,317,135
Food Products — 0.3%
Ajinomoto Co., Inc.	7,100	203,684
Archer-Daniels-Midland Co. (b)	1,677	100,184
Danone SA	1,817	158,305
General Mills, Inc. (b)	1,566	78,958
Kellanova	805	66,026
Mondelez International, Inc. - Class A (b)	5,869	366,636
Nestle SA (b)	8,331	765,271
		1,739,064
Gas Utilities — 0.1%
Atmos Energy Corp.	1,486	253,735
Hong Kong & China Gas Co. Ltd.	52,857	45,946
Italgas SpA	42,974	395,414
		695,095
Ground Transportation — 0.5%
Canadian National Railway Co.	998	94,113
Canadian Pacific Kansas City Ltd.	2,779	206,972
Central Japan Railway Co.	1,800	51,674
CSX Corp.	5,041	179,006
East Japan Railway Co.	1,900	46,559
Norfolk Southern Corp.	468	140,592
Old Dominion Freight Line, Inc.	576	81,089
TFI International, Inc.	132	11,617
Uber Technologies, Inc. (a)	13,304	1,303,393
Union Pacific Corp.	2,306	545,069
West Japan Railway Co.	2,000	43,844
		2,703,928
BHFTI-286

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	6,644	$889,897
Align Technology, Inc. (a)	166	20,786
Baxter International, Inc.	1,354	30,831
Becton Dickinson & Co.	669	125,217
Boston Scientific Corp. (a)	16,219	1,583,461
Cochlear Ltd.	229	42,363
Dexcom, Inc. (a)	1,112	74,826
Edwards Lifesciences Corp. (a)	2,288	177,938
EssilorLuxottica SA	1,345	438,707
GE HealthCare Technologies, Inc.	966	72,547
Hoya Corp.	1,800	248,653
IDEXX Laboratories, Inc. (a)	1,136	725,779
Intuitive Surgical, Inc. (a)	1,841	823,350
Koninklijke Philips NV	2,434	66,632
Medtronic PLC	6,259	596,107
Olympus Corp.	2,300	29,140
ResMed, Inc.	914	250,189
Siemens Healthineers AG	814	44,037
Solventum Corp. (a)	273	19,929
Stryker Corp.	3,064	1,132,669
Sysmex Corp.	3,000	37,202
Zimmer Biomet Holdings, Inc.	880	86,680
		7,516,940
Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	2,713	425,832
Cencora, Inc. (b)	1,500	468,795
Centene Corp. (a)	1,568	55,946
Cigna Group	1,170	337,253
CVS Health Corp.	4,606	347,246
Elevance Health, Inc.	853	275,621
Fresenius Medical Care AG	881	46,228
HCA Healthcare, Inc. (b)	1,799	766,734
Hims & Hers Health, Inc. (a) (b)	1,405	79,692
Humana, Inc.	642	167,029
McKesson Corp.	801	618,805
Quest Diagnostics, Inc.	1,645	313,504
UnitedHealth Group, Inc.	4,804	1,658,821
		5,561,506
Health Care REITs — 0.3%
CareTrust REIT, Inc.	4,243	147,147
Omega Healthcare Investors, Inc.	6,223	262,735
Sabra Health Care REIT, Inc. (b)	8,173	152,345
Ventas, Inc.	8,156	570,838
Welltower, Inc.	4,840	862,198
		1,995,263
Health Care Technology — 0.1%
Veeva Systems, Inc. - Class A (a) (b)	2,110	628,590
Hotels, Restaurants & Leisure — 0.9%
Accor SA	893	42,306
Airbnb, Inc. - Class A (a)	651	79,044
Amadeus IT Group SA	1,360	107,640
Aristocrat Leisure Ltd.	2,315	107,517
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Booking Holdings, Inc.	311	$1,679,173
Carnival Corp. (a)	1,406	40,647
Chipotle Mexican Grill, Inc. (a)	4,959	194,343
Compass Group PLC	2,891	98,495
Delivery Hero SE (a)	1,027	29,505
DoorDash, Inc. - Class A (a)	371	100,908
Evolution AB	551	45,223
Expedia Group, Inc.	210	44,888
Flutter Entertainment PLC (a)	370	96,272
Galaxy Entertainment Group Ltd.	9,000	49,656
Hilton Worldwide Holdings, Inc.	961	249,322
InterContinental Hotels Group PLC	865	104,838
Las Vegas Sands Corp.	1,351	72,670
McDonald's Corp.	2,701	820,807
Oriental Land Co. Ltd. (b)	3,900	93,742
Royal Caribbean Cruises Ltd.	1,366	442,010
Starbucks Corp. (b)	3,775	319,365
Texas Roadhouse, Inc.	1,932	321,002
Yum! Brands, Inc.	710	107,920
		5,247,293
Household Durables — 0.3%
DR Horton, Inc. (b)	1,426	241,664
Garmin Ltd.	791	194,760
Lennar Corp. - Class A (b)	876	110,411
NVR, Inc. (a) (b)	47	377,629
PulteGroup, Inc.	640	84,563
SharkNinja, Inc. (a)	934	96,342
Sony Group Corp.	22,600	648,512
Sumitomo Forestry Co. Ltd.	5,400	64,617
		1,818,498
Household Products — 0.6%
Church & Dwight Co., Inc.	485	42,500
Clorox Co.	372	45,868
Colgate-Palmolive Co.	9,921	793,085
Essity AB - Class B	1,559	40,773
Kimberly-Clark Corp.	1,856	230,775
Procter & Gamble Co.	15,478	2,378,195
Reckitt Benckiser Group PLC	1,409	108,818
		3,640,014
Independent Power and Renewable Electricity Producers — 0.1%
Meridian Energy Ltd.	1,296	4,187
Orsted AS (a)	929	16,695
RWE AG	2,417	107,342
Vistra Corp.	1,053	206,303
		334,527
Industrial Conglomerates — 0.4%
3M Co.	2,037	316,102
CK Hutchison Holdings Ltd.	7,000	46,197
Hitachi Ltd. (b)	24,600	645,996
Honeywell International, Inc.	1,255	264,178
Lifco AB - B Shares	1,253	42,600
BHFTI-287

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial Conglomerates—(Continued)
Sekisui Chemical Co. Ltd.	2,000	$37,190
Siemens AG	3,450	930,873
		2,283,136
Industrial REITs — 0.1%
Goodman Group	2,026	44,112
Prologis, Inc.	3,738	428,076
		472,188
Insurance — 1.4%
Aflac, Inc.	2,051	229,097
AIA Group Ltd.	46,600	446,672
Allianz SE	1,611	677,172
Allstate Corp.	560	120,204
American International Group, Inc.	1,324	103,987
Aon PLC - Class A	855	304,876
Arthur J Gallagher & Co.	288	89,205
ASR Nederland NV	1,487	101,199
Assurant, Inc. (b)	405	87,723
AXA SA	9,956	476,702
Axis Capital Holdings Ltd.	701	67,156
Brown & Brown, Inc.	566	53,085
Chubb Ltd.	3,498	987,310
Dai-ichi Life Holdings, Inc.	17,600	138,457
Fairfax Financial Holdings Ltd.	50	87,476
Generali	5,112	200,870
Globe Life, Inc.	560	80,063
Great-West Lifeco, Inc.	2,119	85,996
Hannover Rueck SE	481	145,067
Hartford Insurance Group, Inc.	1,399	186,613
Loews Corp.	958	96,174
Manulife Financial Corp.	11,203	349,042
Markel Group, Inc. (a)	48	91,745
Marsh & McLennan Cos., Inc.	1,733	349,251
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	618	394,875
NN Group NV	1,564	110,423
Poste Italiane SpA	4,330	102,694
Primerica, Inc.	141	39,140
Progressive Corp.	3,761	928,779
Prudential Financial, Inc.	394	40,874
Prudential PLC	4,276	60,191
Sony Financial Group, Inc. (a)	22,600	25,063
Sun Life Financial, Inc.	1,621	97,339
Swiss Life Holding AG	41	44,193
Swiss Re AG	891	165,119
T&D Holdings, Inc.	3,800	92,869
Tokio Marine Holdings, Inc.	5,300	224,220
Travelers Cos., Inc.	166	46,350
Tryg AS	1,704	43,302
W.R. Berkley Corp.	631	48,347
Willis Towers Watson PLC (b)	326	112,617
Zurich Insurance Group AG	807	576,015
		8,707,552
Interactive Media & Services — 3.8%
Alphabet, Inc. - Class A	31,135	7,568,918
Security Description	Shares	Value
Interactive Media & Services—(Continued)
Alphabet, Inc. - Class C	25,790	$6,281,155
Auto Trader Group PLC	4,046	42,930
Bilibili, Inc. (ADR) (a) (b)	3,020	84,832
Cargurus, Inc. (a)	1,189	44,266
LY Corp.	14,300	46,116
Meta Platforms, Inc. - Class A	11,632	8,542,308
Pinterest, Inc. - Class A (a)	3,001	96,542
Reddit, Inc. - Class A (a)	204	46,918
Snap, Inc. - Class A (a)	3,562	27,463
Tencent Holdings Ltd.	1,100	93,715
		22,875,163
IT Services — 0.9%
Accenture PLC - Class A	2,010	495,666
Cloudflare, Inc. - Class A (a)	1,494	320,598
Cognizant Technology Solutions Corp. - Class A	814	54,595
Fujitsu Ltd.	5,600	131,669
Gartner, Inc. (a) (b)	290	76,232
International Business Machines Corp.	4,839	1,365,372
MongoDB, Inc. (a)	69	21,416
NEC Corp.	2,700	86,317
Obic Co. Ltd.	1,300	45,381
Okta, Inc. (a)	1,723	157,999
SCSK Corp.	1,400	41,958
Shopify, Inc. - Class A (a)	5,824	865,319
Snowflake, Inc. - Class A (a)	4,275	964,226
Twilio, Inc. - Class A (a)	428	42,839
VeriSign, Inc.	1,908	533,420
		5,203,007
Leisure Products — 0.0%
Shimano, Inc.	200	22,724
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	1,236	158,641
Danaher Corp.	2,170	430,224
Illumina, Inc. (a) (b)	488	46,345
IQVIA Holdings, Inc. (a)	496	94,210
Lonza Group AG (b)	97	65,100
Mettler-Toledo International, Inc. (a)	50	61,381
Thermo Fisher Scientific, Inc.	2,204	1,068,984
West Pharmaceutical Services, Inc.	256	67,157
		1,992,042
Machinery — 0.9%
Atlas Copco AB - A Shares	15,014	255,661
Caterpillar, Inc.	1,778	848,373
Cummins, Inc.	449	189,644
Daimler Truck Holding AG	1,692	69,719
Deere & Co. (b)	1,582	723,385
Ebara Corp.	7,800	177,827
ESCO Technologies, Inc.	368	77,688
FANUC Corp. (b)	2,500	71,237
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	137	40,302
IHI Corp.	3,500	65,099
Illinois Tool Works, Inc.	1,877	489,447
BHFTI-288

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
IMI PLC	1,609	$49,833
Komatsu Ltd.	9,600	334,045
Konecranes OYJ	886	73,394
Mitsubishi Heavy Industries Ltd.	4,000	104,520
Otis Worldwide Corp.	2,186	199,866
Parker-Hannifin Corp.	1,423	1,078,847
Pentair PLC	1,025	113,529
Sulzer AG	434	73,680
Techtronic Industries Co. Ltd.	5,000	64,147
Volvo AB - B Shares	5,380	155,152
Wartsila OYJ Abp	1,566	46,897
Westinghouse Air Brake Technologies Corp.	230	46,108
Yangzijiang Shipbuilding Holdings Ltd.	69,900	183,160
		5,531,560
Marine Transportation — 0.0%
Mitsui OSK Lines Ltd. (b)	1,600	48,651
Nippon Yusen KK	1,300	44,354
		93,005
Media — 0.1%
Charter Communications, Inc. - Class A (a) (b)	268	73,728
Comcast Corp. - Class A	9,244	290,446
Fox Corp. - Class A	759	47,863
Publicis Groupe SA	490	47,034
Trade Desk, Inc. - Class A (a)	2,546	124,779
		583,850
Metals & Mining — 0.7%
Agnico Eagle Mines Ltd.	2,141	360,602
Alamos Gold, Inc. - Class A	3,311	115,410
Anglo American PLC	3,477	130,909
B2Gold Corp.	18,368	90,804
Barrick Mining Corp.	1,673	54,949
BHP Group Ltd.	14,780	412,974
Boliden AB (a)	1,311	53,506
Carpenter Technology Corp.	255	62,613
Evolution Mining Ltd.	5,490	39,551
Franco-Nevada Corp. (b)	1,420	316,069
Freeport-McMoRan, Inc.	12,345	484,171
Glencore PLC (a)	11,474	53,024
Gold Fields Ltd. (ADR)	3,137	131,629
Kinross Gold Corp.	6,659	165,267
Mitsui Mining & Smelting Co. Ltd.	1,600	124,050
Newmont Corp.	3,377	284,715
Nippon Steel Corp.	11,000	45,256
Northern Star Resources Ltd.	3,150	49,679
Nucor Corp.	1,278	173,080
Rio Tinto Ltd.	893	72,199
Rio Tinto PLC	5,085	335,102
Steel Dynamics, Inc.	2,949	411,179
		3,966,738
Multi-Utilities — 0.3%
CenterPoint Energy, Inc. (b)	3,211	124,587
Security Description	Shares	Value
Multi-Utilities—(Continued)
CMS Energy Corp.	621	$45,494
Consolidated Edison, Inc.	2,243	225,466
Dominion Energy, Inc. (b)	1,846	112,920
E.ON SE	18,191	342,031
Engie SA	6,522	139,901
National Grid PLC	21,686	312,638
NiSource, Inc.	5,479	237,241
Public Service Enterprise Group, Inc. (b)	537	44,818
Sempra (b)	3,207	288,566
WEC Energy Group, Inc. (b)	1,371	157,103
		2,030,765
Office REITs — 0.0%
Nippon Building Fund, Inc. (b)	42	39,629
Oil, Gas & Consumable Fuels — 1.7%
BP PLC	56,978	326,851
Cameco Corp.	1,719	144,269
Canadian Natural Resources Ltd.	7,278	232,716
Cenovus Energy, Inc.	3,269	55,505
Cheniere Energy, Inc.	960	225,581
Chevron Corp.	7,268	1,128,648
ConocoPhillips	9,642	912,037
Enbridge, Inc. (b)	11,512	580,770
Eni SpA	13,052	227,911
EOG Resources, Inc.	3,228	361,923
Equinor ASA	3,987	97,522
Expand Energy Corp.	466	49,508
Exxon Mobil Corp.	14,824	1,671,406
Gaztransport Et Technigaz SA	1,508	278,875
Hess Midstream LP - Class A	2,144	74,075
Inpex Corp.	10,200	183,456
Keyera Corp.	1,232	41,332
Kinder Morgan, Inc.	8,020	227,046
Marathon Petroleum Corp.	818	157,661
Occidental Petroleum Corp.	1,154	54,527
OMV AG	1,559	83,137
ONEOK, Inc.	679	49,547
Phillips 66 Co.	800	108,816
Repsol SA	11,554	205,063
Santos Ltd.	8,655	38,763
Shell PLC	28,552	1,018,475
Suncor Energy, Inc.	3,508	146,803
TC Energy Corp. (b)	2,956	160,725
Texas Pacific Land Corp.	32	29,876
TotalEnergies SE	8,199	500,311
Valero Energy Corp.	727	123,779
Williams Cos., Inc.	7,664	485,514
Woodside Energy Group Ltd.	6,195	93,053
		10,075,481
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ (b)	2,368	64,845
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. - Class A	4,212	371,161
BHFTI-289

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Personal Care Products—(Continued)
Kao Corp.	1,700	$74,092
Kenvue, Inc.	2,155	34,976
L'Oreal SA	876	379,573
Shiseido Co. Ltd.	100	1,711
Unilever PLC	9,430	557,427
		1,418,940
Pharmaceuticals — 2.0%
Astellas Pharma, Inc. (b)	9,300	101,427
AstraZeneca PLC	5,628	859,695
Bayer AG	1,388	46,021
Bristol-Myers Squibb Co.	18,675	842,242
Chugai Pharmaceutical Co. Ltd.	1,500	66,353
Daiichi Sankyo Co. Ltd.	2,800	62,671
Eli Lilly & Co.	4,246	3,239,698
GSK PLC	17,152	368,774
Haleon PLC	10,184	46,001
Johnson & Johnson	8,345	1,547,330
Merck & Co., Inc.	8,955	751,593
Novartis AG	7,057	907,463
Novo Nordisk AS - Class B (b)	10,606	585,406
Orion OYJ - Class B	3,907	299,270
Pfizer, Inc.	18,878	481,011
Recordati Industria Chimica e Farmaceutica SpA	1,366	82,973
Roche Holding AG (b)	2,092	688,543
Sandoz Group AG	1,638	97,408
Sanofi SA	3,322	314,010
Takeda Pharmaceutical Co. Ltd.	5,200	151,807
UCB SA	193	53,397
Zoetis, Inc.	1,585	231,917
		11,825,010
Professional Services — 0.4%
Automatic Data Processing, Inc.	1,726	506,581
Experian PLC	2,431	122,430
Leidos Holdings, Inc.	1,352	255,474
MEITEC Group Holdings, Inc.	2,800	60,376
Paychex, Inc.	1,388	175,943
Recruit Holdings Co. Ltd.	6,800	364,848
RELX PLC	8,147	389,119
SS&C Technologies Holdings, Inc.	1,193	105,891
Verisk Analytics, Inc.	488	122,737
Wolters Kluwer NV	346	47,231
		2,150,630
Real Estate Management & Development — 0.2%
CBRE Group, Inc. - Class A (a)	3,239	510,337
CK Asset Holdings Ltd.	10,000	48,530
CoStar Group, Inc. (a)	1,351	113,984
Mitsubishi Estate Co. Ltd.	2,600	59,874
Mitsui Fudosan Co. Ltd.	11,800	128,906
Vonovia SE	1,587	49,531
Zillow Group, Inc. - Class C (a)	523	40,297
		951,459
Security Description	Shares	Value
Residential REITs — 0.0%
Equity LifeStyle Properties, Inc.	976	$59,243
Retail REITs — 0.1%
Agree Realty Corp. (b)	1,920	136,397
Kimco Realty Corp.	7,938	173,445
Realty Income Corp.	1,228	74,650
Simon Property Group, Inc.	2,219	416,440
		800,932
Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc. (a)	11,621	1,880,162
Advantest Corp.	3,400	339,933
Analog Devices, Inc.	1,889	464,127
Applied Materials, Inc.	2,817	576,753
ASM International NV	86	51,696
ASML Holding NV	1,372	1,337,648
Broadcom, Inc.	23,212	7,657,871
Credo Technology Group Holding Ltd. (a)	1,363	198,466
Disco Corp.	200	62,828
First Solar, Inc. (a)	2,417	533,021
Infineon Technologies AG	2,636	102,888
Intel Corp. (a)	14,533	487,582
KLA Corp.	859	926,517
Lam Research Corp.	6,583	881,464
Lasertec Corp.	200	27,634
Marvell Technology, Inc. (b)	3,217	270,453
Microchip Technology, Inc.	932	59,853
Micron Technology, Inc.	3,967	663,758
Monolithic Power Systems, Inc.	157	144,540
NVIDIA Corp.	114,335	21,332,624
NXP Semiconductors NV	936	213,155
ON Semiconductor Corp. (a)	879	43,344
QUALCOMM, Inc.	3,752	624,183
Rambus, Inc. (a)	724	75,441
Renesas Electronics Corp.	3,800	43,657
STMicroelectronics NV	1,646	46,528
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	620	173,160
Texas Instruments, Inc.	6,417	1,178,995
Tokyo Electron Ltd.	1,100	198,330
		40,596,611
Software — 5.4%
Adobe, Inc. (a)	2,418	852,949
AppLovin Corp. - Class A (a) (b)	872	626,567
Atlassian Corp. - Class A (a)	377	60,207
Autodesk, Inc. (a)	1,289	409,477
Cadence Design Systems, Inc. (a)	2,031	713,409
Constellation Software, Inc.	151	409,912
Crowdstrike Holdings, Inc. - Class A (a) (b)	1,147	562,466
Datadog, Inc. - Class A (a)	1,353	192,667
Docusign, Inc. (a)	811	58,465
Fair Isaac Corp. (a)	59	88,295
Fortinet, Inc. (a)	2,542	213,731
Gen Digital, Inc.	3,355	95,248
HubSpot, Inc. (a)	143	66,895
Intuit, Inc.	1,921	1,311,870
BHFTI-290

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Microsoft Corp.	34,205	$17,716,480
Nutanix, Inc. - Class A (a)	3,438	255,753
Oracle Corp.	9,527	2,679,373
Palantir Technologies, Inc. - Class A (a)	7,930	1,446,591
Palo Alto Networks, Inc. (a) (b)	2,927	595,996
Roper Technologies, Inc.	351	175,040
Sage Group PLC	3,057	45,389
Salesforce, Inc.	5,392	1,277,904
SAP SE	4,321	1,158,424
ServiceNow, Inc. (a)	784	721,500
Strategy, Inc. - Class A (a) (b)	856	275,812
Synopsys, Inc. (a) (b)	593	292,580
WiseTech Global Ltd.	596	35,642
Workday, Inc. - Class A (a)	398	95,811
Xero Ltd. (a)	421	44,003
Zscaler, Inc. (a)	872	261,304
		32,739,760
Specialized REITs — 0.2%
American Tower Corp.	1,053	202,513
Crown Castle, Inc.	744	71,788
Digital Realty Trust, Inc.	1,819	314,469
Equinix, Inc.	458	358,724
Gaming & Leisure Properties, Inc. (b)	939	43,767
Iron Mountain, Inc.	490	49,951
Public Storage	401	115,829
SBA Communications Corp.	290	56,071
Weyerhaeuser Co.	2,195	54,414
		1,267,526
Specialty Retail — 0.9%
AutoNation, Inc. (a)	208	45,504
AutoZone, Inc. (a)	111	476,217
Carvana Co. (a)	69	26,030
Fast Retailing Co. Ltd.	200	60,734
Home Depot, Inc.	4,403	1,784,052
Industria de Diseno Textil SA	4,584	253,248
Lowe's Cos., Inc.	1,512	379,981
O'Reilly Automotive, Inc. (a)	10,204	1,100,093
Ross Stores, Inc.	698	106,368
Sanrio Co. Ltd.	2,800	131,130
TJX Cos., Inc.	7,518	1,086,652
Ulta Beauty, Inc. (a)	86	47,020
Williams-Sonoma, Inc.	227	44,367
		5,541,396
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	61,536	15,668,912
Canon, Inc.	1,500	43,910
Dell Technologies, Inc. - Class C	1,143	162,043
Hewlett Packard Enterprise Co.	3,509	86,181
HP, Inc. (b)	2,634	71,724
Logitech International SA	438	48,240
Pure Storage, Inc. - Class A (a) (b)	3,653	306,158
Seagate Technology Holdings PLC (b)	471	111,184
Super Micro Computer, Inc. (a) (b)	1,010	48,419
Security Description	Shares	Value
Technology Hardware, Storage & Peripherals—(Continued)
Western Digital Corp.	878	$105,413
Xiaomi Corp. - Class B (a)	32,600	226,989
		16,879,173
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG	333	70,237
Asics Corp.	5,500	143,608
Cie Financiere Richemont SA - Class A	1,082	207,613
Gildan Activewear, Inc.	530	30,619
Hermes International SCA	100	245,243
Kering SA	163	54,319
Lululemon Athletica, Inc. (a)	322	57,293
LVMH Moet Hennessy Louis Vuitton SE	801	490,119
NIKE, Inc. - Class B	3,173	221,253
Tapestry, Inc.	4,865	550,815
		2,071,119
Tobacco — 0.1%
Altria Group, Inc.	1,642	108,470
British American Tobacco PLC	1,982	105,177
Imperial Brands PLC	1,229	52,208
Japan Tobacco, Inc.	2,700	88,742
Philip Morris International, Inc.	1,933	313,533
		668,130
Trading Companies & Distributors — 0.4%
AerCap Holdings NV	363	43,923
Ashtead Group PLC	1,297	87,159
Fastenal Co.	11,791	578,231
Ferguson Enterprises, Inc.	1,232	277,081
ITOCHU Corp.	4,700	270,277
Marubeni Corp.	2,000	49,906
Mitsubishi Corp.	14,900	355,184
Mitsui & Co. Ltd.	13,600	337,718
MonotaRO Co. Ltd.	1,800	26,141
Rexel SA	1,029	33,978
Sumitomo Corp.	8,700	251,777
United Rentals, Inc.	298	284,489
WW Grainger, Inc.	94	89,578
		2,685,442
Transportation Infrastructure — 0.0%
Aena SME SA	6,474	177,381
Water Utilities — 0.0%
American Water Works Co., Inc. (b)	312	43,427
Wireless Telecommunication Services — 0.3%
KDDI Corp.	20,900	334,892
SoftBank Corp.	33,700	49,567
SoftBank Group Corp.	1,600	203,216
Tele2 AB - B Shares	2,598	44,321
T-Mobile U.S., Inc.	3,584	857,938
BHFTI-291

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Wireless Telecommunication Services—(Continued)
Vodafone Group PLC	163,831	$189,977
		1,679,911
Total Common Stocks (Cost $256,984,684)		350,482,626

Corporate Bonds & Notes—36.5%
Aerospace/Defense — 1.1%
Boeing Co.
3.250%, 02/01/35 (b)	2,000,000	1,735,691
5.805%, 05/01/50 (b)	500,000	499,532
General Electric Co.
4.300%, 07/29/30	434,000	436,578
4.900%, 01/29/36 (b)	201,000	203,801
Howmet Aerospace, Inc.
4.850%, 10/15/31 (b)	1,500,000	1,539,055
RTX Corp.
1.900%, 09/01/31 (b)	1,000,000	870,078
6.400%, 03/15/54 (b)	1,000,000	1,118,813
		6,403,548
Agriculture — 0.4%
BAT Capital Corp.
4.390%, 08/15/37	1,303,000	1,194,870
Philip Morris International, Inc.
4.375%, 04/30/30 (b)	1,076,000	1,080,787
		2,275,657
Apparel — 0.3%
Gildan Activewear, Inc.
5.400%, 10/07/35 (144A)	181,000	181,025
Tapestry, Inc.
3.050%, 03/15/32 (b)	600,000	544,879
5.500%, 03/11/35	1,235,000	1,261,536
		1,987,440
Auto Manufacturers — 1.4%
BMW U.S. Capital LLC
5.400%, 03/21/35 (144A) (b)	1,073,000	1,110,147
Daimler Truck Finance North America LLC
5.625%, 01/13/35 (144A) (b)	1,056,000	1,090,930
Ford Motor Credit Co. LLC
2.900%, 02/16/28 (b)	1,136,000	1,080,030
4.000%, 11/13/30	200,000	186,562
General Motors Financial Co., Inc.
2.700%, 06/10/31 (b)	480,000	429,123
5.450%, 09/06/34 (b)	619,000	622,684
5.750%, 02/08/31	647,000	674,073
5.950%, 04/04/34 (b)	2,000,000	2,077,101
Stellantis Finance U.S., Inc.
6.450%, 03/18/35 (144A) (b)	1,075,000	1,101,947
		8,372,597
Security Description	Principal Amount*	Value
Banks — 9.8%
Bank of America Corp.
2.884%, 3M TSFR + 1.452%, 10/22/30 (b) (c)	1,649,000	$1,565,108
2.972%, SOFR + 1.330%, 02/04/33 (b) (c)	4,836,000	4,403,839
4.375%, 5Y H15 + 2.760%, 01/27/27 (c)	1,097,000	1,078,997
Barclays PLC
2.667%, 1Y H15 + 1.200%, 03/10/32 (b) (c)	1,477,000	1,336,687
5.335%, SOFR + 1.910%, 09/10/35 (b) (c)	887,000	899,805
BPCE SA
5.389%, SOFR + 1.581%, 05/28/31 (144A) (b) (c)	571,000	585,814
Citibank NA
5.570%, 04/30/34 (b)	3,470,000	3,677,473
Citigroup, Inc.
5.174%, SOFR + 1.488%, 09/11/36 (c)	989,000	999,036
6.875%, 5Y H15 + 2.890%, 08/15/30 (c)	496,000	511,156
Credit Agricole SA
4.818%, SOFR + 1.360%, 09/25/33 (144A) (b) (c)	1,258,000	1,250,268
ING Groep NV
5.066%, SOFR + 1.230%, 03/25/31 (c)	1,298,000	1,329,454
Intesa Sanpaolo SpA
6.625%, 06/20/33 (144A) (b)	2,344,000	2,580,090
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (c)	2,080,000	1,838,653
2.739%, 3M TSFR + 1.510%, 10/15/30 (b) (c)	6,243,000	5,895,889
3.650%, 5Y H15 + 2.850%, 06/01/26 (c)	1,081,000	1,069,147
KeyCorp
2.550%, 10/01/29 (b)	1,417,000	1,327,754
Lloyds Banking Group PLC
5.721%, 1Y H15 + 1.070%, 06/05/30 (c)	2,413,000	2,523,659
M&T Bank Corp.
5.053%, SOFR + 1.850%, 01/27/34 (b) (c)	673,000	674,721
5.400%, 5Y H15 + 1.430%, 07/30/35 (b) (c)	650,000	654,942
Mitsubishi UFJ Financial Group, Inc.
5.159%, 1Y H15 + 1.170%, 04/24/31 (b) (c)	284,000	292,637
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (c)	949,000	827,697
2.699%, SOFR + 1.143%, 01/22/31 (c)	672,000	627,940
2.943%, SOFR + 1.290%, 01/21/33 (c)	4,900,000	4,454,853
PNC Financial Services Group, Inc.
6.200%, 5Y H15 + 3.238%, 09/15/27 (c)	2,070,000	2,104,370
Standard Chartered PLC
5.400%, 1Y H15 + 1.200%, 08/12/36 (144A) (c)	805,000	816,825
Truist Financial Corp.
1.950%, 06/05/30 (b)	724,000	652,213
5.711%, SOFR + 1.922%, 01/24/35 (b) (c)	640,000	671,597
U.S. Bancorp
4.839%, SOFR + 1.600%, 02/01/34 (c)	2,159,000	2,168,454
UBS Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (b) (c)	3,617,000	3,347,052
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	6,744,000	6,277,820
3.900%, 5Y H15 + 3.453%, 03/15/26 (c)	1,080,000	1,069,512
5.389%, SOFR + 2.020%, 04/24/34 (c)	1,920,000	1,994,997
		59,508,459
BHFTI-292

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Beverages — 0.1%
Bacardi-Martini BV
6.000%, 02/01/35 (144A) (b)	771,000	$801,747
Building Materials — 0.3%
Owens Corning
5.950%, 06/15/54 (b)	1,000,000	1,031,940
Trane Technologies Financing Ltd.
5.250%, 03/03/33	1,000,000	1,040,517
		2,072,457
Computers — 0.3%
Dell International LLC/EMC Corp.
4.500%, 02/15/31	548,000	546,733
5.100%, 02/15/36	1,156,000	1,149,552
5.300%, 04/01/32	403,000	416,043
		2,112,328
Diversified Financial Services — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.375%, 12/15/31	1,069,000	1,105,600
Aircastle Ltd.
6.500%, 07/18/28 (144A) (b)	1,773,000	1,863,138
Ally Financial, Inc.
5.548%, SOFR + 1.780%, 07/31/33 (c)	813,000	816,011
American Express Co.
4.918%, SOFR + 1.220%, 07/20/33 (c)	781,000	794,596
Avolon Holdings Funding Ltd.
4.950%, 10/15/32 (144A)	1,978,000	1,954,119
5.150%, 01/15/30 (144A)	1,078,000	1,093,443
5.375%, 05/30/30 (144A)	286,000	293,375
Capital One Financial Corp.
2.359%, SOFR + 1.337%, 07/29/32 (b) (c)	345,000	297,789
5.197%, SOFR + 1.630%, 09/11/36 (c)	495,000	489,556
6.700%, 11/29/32 (b)	1,425,000	1,572,099
Stellantis Financial Services U.S. Corp.
5.400%, 09/15/30 (144A)	751,000	752,574
Synchrony Financial
6.000%, SOFR + 2.070%, 07/29/36 (c)	269,000	275,144
		11,307,444
Electric — 2.2%
Baltimore Gas & Electric Co.
5.400%, 06/01/53 (b)	2,000,000	1,963,195
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	345,000	382,189
Commonwealth Edison Co.
5.950%, 06/01/55 (b)	313,000	332,716
Enel Finance International NV
5.000%, 09/30/35 (144A)	763,000	751,874
Entergy Arkansas LLC
5.450%, 06/01/34 (b)	978,000	1,022,302
Florida Power & Light Co.
5.300%, 06/15/34 (b)	2,000,000	2,086,319
PG&E Energy Recovery Funding LLC
2.280%, 01/15/38	1,624,000	1,321,259
2.822%, 07/15/48	2,151,000	1,535,341
Security Description	Principal Amount*	Value
Electric—(Continued)
Southern Power Co.
4.900%, 10/01/35	585,000	$576,928
Virginia Electric & Power Co.
4.900%, 09/15/35 (b)	1,664,000	1,655,294
5.150%, 03/15/35 (b)	1,843,000	1,876,687
		13,504,104
Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC
5.250%, 04/30/32 (144A)	320,000	325,640
Electronics — 0.2%
Keysight Technologies, Inc.
5.350%, 07/30/30 (b)	871,000	905,344
Entertainment — 0.2%
Flutter Treasury DAC
5.875%, 06/04/31 (144A)	1,268,000	1,287,045
Environmental Control — 0.2%
Republic Services, Inc.
5.000%, 12/15/33 (b)	500,000	516,678
5.150%, 03/15/35 (b)	546,000	563,763
		1,080,441
Food — 0.5%
Flowers Foods, Inc.
2.400%, 03/15/31 (b)	630,000	559,147
5.750%, 03/15/35 (b)	987,000	1,005,312
Kellanova
5.250%, 03/01/33 (b)	646,000	669,610
Mars, Inc.
5.200%, 03/01/35 (144A)	1,000,000	1,022,136
		3,256,205
Healthcare-Services — 1.1%
HCA, Inc.
2.375%, 07/15/31 (b)	2,000,000	1,774,250
4.625%, 03/15/52	1,220,000	1,007,414
UnitedHealth Group, Inc.
3.700%, 08/15/49	3,334,000	2,496,052
5.150%, 07/15/34 (b)	1,215,000	1,247,024
		6,524,740
Insurance — 3.7%
American International Group, Inc.
5.450%, 05/07/35 (b)	533,000	555,230
Assurant, Inc.
5.550%, 02/15/36	229,000	232,080
Beacon Funding Trust
6.266%, 08/15/54 (144A)	2,235,000	2,287,139
Belrose Funding Trust II
6.792%, 05/15/55 (144A) (b)	694,000	751,558
Chubb INA Holdings LLC
4.900%, 08/15/35	1,118,000	1,124,646
BHFTI-293

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Insurance—(Continued)
CNA Financial Corp.
5.200%, 08/15/35 (b)	1,113,000	$1,115,128
Hartford Insurance Group, Inc.
2.900%, 09/15/51	3,318,000	2,153,059
High Street Funding Trust III
5.807%, 02/15/55 (144A) (b)	353,000	352,803
Horace Mann Educators Corp.
4.700%, 10/01/30 (b)	449,000	444,559
Lincoln Financial Global Funding
4.625%, 05/28/28 (144A)	572,000	577,875
5.300%, 01/13/30 (144A) (b)	637,000	659,122
MassMutual Global Funding II
4.350%, 09/17/31 (144A) (b)	1,516,000	1,506,865
New York Life Global Funding
4.150%, 07/25/28 (144A) (b)	1,682,000	1,688,940
Northwestern Mutual Life Insurance Co.
6.170%, 05/29/55 (144A) (b)	404,000	434,604
Omnis Funding Trust
6.722%, 05/15/55 (144A) (b)	1,375,000	1,483,141
Pacific Life Global Funding II
4.875%, 07/17/32 (144A)	1,841,000	1,874,056
Pricoa Global Funding I
4.750%, 08/26/32 (144A) (b)	1,119,000	1,130,274
Principal Life Global Funding II
4.950%, 11/27/29 (144A) (b)	605,000	617,906
Prudential Financial, Inc.
5.125%, 5Y H15 + 3.162%, 03/01/52 (b) (c)	1,827,000	1,833,617
Unum Group
4.500%, 12/15/49 (b)	795,000	648,297
6.000%, 06/15/54 (b)	1,010,000	1,022,380
		22,493,279
Investment Companies — 0.2%
EQT AB
5.850%, 05/08/35 (144A)	946,000	976,821
Leisure Time — 0.4%
Carnival Corp.
4.000%, 08/01/28 (144A) (b)	669,000	659,437
5.125%, 05/01/29 (144A)	691,000	691,000
Royal Caribbean Cruises Ltd.
5.375%, 01/15/36	1,168,000	1,174,811
		2,525,248
Machinery-Diversified — 0.3%
Ingersoll Rand, Inc.
5.450%, 06/15/34	1,000,000	1,042,636
Regal Rexnord Corp.
6.400%, 04/15/33 (b)	500,000	536,773
		1,579,409
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51	5,173,000	3,412,678
Security Description	Principal Amount*	Value
Media—(Continued)
Comcast Corp.
2.887%, 11/01/51	5,000,000	$3,079,855
Paramount Global
4.200%, 05/19/32 (b)	1,250,000	1,164,471
		7,657,004
Miscellaneous Manufacturing — 0.1%
Siemens Funding BV
4.600%, 05/28/30 (144A)	300,000	305,398
5.900%, 05/28/65 (144A) (b)	200,000	216,851
		522,249
Oil & Gas — 1.6%
BP Capital Markets PLC
6.125%, 5Y H15 + 1.924%, 03/18/35 (b) (c)	1,059,000	1,096,860
Coterra Energy, Inc.
5.400%, 02/15/35	1,608,000	1,620,834
Diamondback Energy, Inc.
3.125%, 03/24/31 (b)	1,189,000	1,104,728
5.550%, 04/01/35 (b)	627,000	643,676
Eni SpA
5.750%, 05/19/35 (144A) (b)	432,000	449,980
Expand Energy Corp.
5.700%, 01/15/35 (b)	546,000	561,185
HF Sinclair Corp.
6.250%, 01/15/35 (b)	606,000	633,451
Ovintiv, Inc.
6.500%, 08/15/34	638,000	681,269
6.500%, 02/01/38 (b)	736,000	773,459
Phillips 66 Co.
5.875%, 5Y H15 + 2.283%, 03/15/56 (c)	667,000	661,751
6.200%, 5Y H15 + 2.166%, 03/15/56 (b) (c)	500,000	501,338
Repsol E&P Capital Markets U.S. LLC
5.204%, 09/16/30 (144A)	563,000	567,075
5.976%, 09/16/35 (144A) (b)	558,000	568,150
		9,863,756
Pharmaceuticals — 2.1%
AbbVie, Inc.
4.250%, 11/21/49 (b)	3,705,000	3,121,392
Becton Dickinson & Co.
4.669%, 06/06/47	640,000	565,496
CVS Health Corp.
5.250%, 02/21/33 (b)	139,000	142,217
5.625%, 02/21/53 (b)	2,432,000	2,311,052
Eli Lilly & Co.
4.600%, 08/14/34 (b)	1,500,000	1,505,621
4.875%, 02/27/53 (b)	1,000,000	932,615
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33 (b)	2,000,000	2,020,503
5.300%, 05/19/53 (b)	2,000,000	1,932,773
		12,531,669
BHFTI-294

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines — 1.2%
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	1,126,000	$1,094,295
Cheniere Energy, Inc.
5.650%, 04/15/34 (b)	1,045,000	1,077,228
Enbridge, Inc.
7.375%, 5Y H15 + 3.122%, 03/15/55 (c)	500,000	528,995
MPLX LP
5.400%, 09/15/35 (b)	1,008,000	1,010,190
Plains All American Pipeline LP/PAA Finance Corp.
5.600%, 01/15/36	509,000	515,397
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (b)	1,000,000	1,003,488
South Bow USA Infrastructure Holdings LLC
5.584%, 10/01/34 (b)	707,000	710,800
Western Midstream Operating LP
5.450%, 11/15/34	1,100,000	1,101,472
		7,041,865
Real Estate Investment Trusts — 2.2%
American Tower Corp.
2.100%, 06/15/30 (b)	750,000	676,000
5.400%, 01/31/35	569,000	587,949
Broadstone Net Lease LLC
5.000%, 11/01/32	330,000	328,029
Cousins Properties LP
5.250%, 07/15/30	594,000	608,309
Equinix, Inc.
2.150%, 07/15/30	824,000	743,515
3.900%, 04/15/32 (b)	940,000	901,643
Healthpeak OP LLC
5.375%, 02/15/35 (b)	532,000	543,553
Highwoods Realty LP
4.200%, 04/15/29 (b)	500,000	489,769
7.650%, 02/01/34	500,000	567,465
Host Hotels & Resorts LP
5.500%, 04/15/35 (b)	412,000	414,718
5.700%, 07/01/34 (b)	500,000	512,120
Kilroy Realty LP
2.500%, 11/15/32 (b)	500,000	415,439
Kimco Realty OP LLC
4.850%, 03/01/35 (b)	781,000	776,111
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 (b)	339,000	299,102
3.375%, 02/01/31	1,186,000	1,100,565
Phillips Edison Grocery Center Operating Partnership I LP
5.250%, 08/15/32 (b)	658,000	672,486
Piedmont Operating Partnership LP
3.150%, 08/15/30	750,000	681,553
Prologis LP
1.750%, 07/01/30 (b)	1,000,000	894,063
4.750%, 01/15/31 (b)	290,000	296,179
Regency Centers LP
5.100%, 01/15/35	1,511,000	1,530,145
Trust Fibra Uno
7.700%, 01/23/32 (144A)	518,000	559,538
		13,598,251
Security Description	Principal Amount*	Value
Retail — 0.4%
Alimentation Couche-Tard, Inc.
2.950%, 01/25/30 (144A) (b)	447,000	$422,221
Lowe's Cos., Inc.
2.625%, 04/01/31 (b)	508,000	463,609
Tractor Supply Co.
1.750%, 11/01/30	632,000	555,632
5.250%, 05/15/33 (b)	950,000	979,543
		2,421,005
Semiconductors — 0.3%
Broadcom, Inc.
3.137%, 11/15/35 (144A) (b)	935,000	808,930
Foundry JV Holdco LLC
5.900%, 01/25/33 (144A)	315,000	332,163
Intel Corp.
3.250%, 11/15/49	1,000,000	664,488
		1,805,581
Software — 1.4%
Fiserv, Inc.
5.250%, 08/11/35 (b)	502,000	507,341
5.625%, 08/21/33	750,000	787,389
Oracle Corp.
3.600%, 04/01/50	1,000,000	703,959
3.650%, 03/25/41 (b)	611,000	489,346
4.700%, 09/27/34 (b)	839,000	819,352
4.800%, 09/26/32	759,000	759,913
5.200%, 09/26/35 (b)	1,047,000	1,052,765
5.500%, 08/03/35 (b)	772,000	794,161
5.950%, 09/26/55	428,000	426,683
6.100%, 09/26/65 (b)	984,000	982,188
Roper Technologies, Inc.
5.100%, 09/15/35 (b)	979,000	986,900
		8,309,997
Telecommunications — 1.2%
AT&T, Inc.
3.500%, 06/01/41 (b)	2,658,000	2,124,744
3.550%, 09/15/55	1,000,000	689,118
4.850%, 03/01/39 (b)	1,000,000	959,345
Rogers Communications, Inc.
4.550%, 03/15/52	1,914,000	1,586,571
T-Mobile USA, Inc.
3.875%, 04/15/30	559,000	548,149
Verizon Communications, Inc.
3.550%, 03/22/51 (b)	2,187,000	1,603,509
		7,511,436
Total Corporate Bonds & Notes (Cost $221,439,978)		220,562,766
BHFTI-295

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—0.6%

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 0.6%
VanEck Gold Miners ETF (b)	44,648	$3,411,107
Total Investment Companies (Cost $3,036,267)		3,411,107

Preferred Stocks—0.0%
Automobiles — 0.0%
Volkswagen AG	379	40,991
Household Products — 0.0%
Henkel AG & Co. KGaA	862	69,578
Life Sciences Tools & Services — 0.0%
Sartorius AG	172	40,004
Total Preferred Stocks (Cost $162,734)		150,573

Warrants—0.0%
Software — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	208	0

Short-Term Investments—3.1%
Repurchase Agreement—3.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $18,954,201; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $19,331,894	18,952,621	18,952,621
Total Short-Term Investments (Cost $18,952,621)		18,952,621

Securities Lending Reinvestments (d)—13.1%
Short-Term Investment Funds—0.7%
Allspring Government Money Market Fund, Select Class 4.070% (e)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (e)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (e)	1,000,000	1,000,000
		4,000,000

Certificates of Deposit—1.1%
Bank of Montreal
Zero Coupon, 10/24/25	1,000,000	997,280
4.510%, SOFR + 0.350%, 05/14/26 (c)	2,000,000	1,999,997
Canadian Imperial Bank of Commerce (NY)
4.510%, SOFR + 0.380%, 08/11/26 (c)	1,300,000	1,301,008
Credit Agricole Corp. and Investment Bank
4.370%, SOFR + 0.240%, 12/03/25 (c)	1,500,000	1,499,967
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Standard Chartered Bank
4.390%, SOFR + 0.260%, 02/06/26 (c)	1,000,000	$1,000,174
		6,798,426
Repurchase Agreements—10.1%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $4,000,467; collateralized by various Common Stock with an aggregate market value of $4,449,343	4,000,000	4,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $10,001,172; collateralized by various Common Stock with an aggregate market value of $11,123,358	10,000,000	10,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $2,000,237; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	2,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $2,023,082; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $2,228,029	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $4,000,464; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $4,080,002	4,000,000	4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $4,095,671; collateralized by various Common Stock with an aggregate market value of $4,400,001	4,000,000	4,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $1,200,138; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $1,224,000	1,200,000	1,200,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $5,681,600; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $5,794,557	5,680,938	5,680,938
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $4,000,476; collateralized by various Common Stock with an aggregate market value of $4,460,377	4,000,000	4,000,000
BHFTI-296

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $9,001,070; collateralized by various Common Stock with an aggregate market value of $10,035,847	9,000,000	$9,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $3,002,508; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $3,336,564	3,000,000	3,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,300,268; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $2,346,274	2,300,000	2,300,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $1,300,148; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $1,326,000	1,300,000	1,300,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $5,000,592; collateralized by various Common Stock with an aggregate market value of $5,562,210	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,900,221; collateralized by various Common Stock with an aggregate market value of $2,090,243	1,900,000	1,900,000
		61,380,938
Time Deposits—1.2%
Banco Santander SA
4.090%, 10/01/25	1,000,000	1,000,000
Canadian Imperial Bank
4.060%, 10/01/25	1,000,000	1,000,000
DNB Bank ASA
4.040%, 10/01/25	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
DZ Bank AG (NY)
4.080%, 10/01/25	1,000,000	$1,000,000
Svenska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
		7,000,000
Total Securities Lending Reinvestments (Cost $79,178,149)		79,179,364
Total Investments—111.2% (Cost $579,754,433)		672,739,057
Other assets and liabilities (net)—(11.2)%		(67,599,428)
Net Assets—100.0%		$605,139,629

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $97,340,092 and the collateral received consisted of cash in the amount of $79,170,753 and non-cash collateral with a value of $21,715,038. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of
U.S. government securities that are held in safe-keeping by the lending agent, or a third-
party custodian, and cannot be sold or repledged by the Portfolio.

(c)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$42,131,036, which is 7.0% of net assets.

Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	3,690,000	GSI	10/22/25	USD	2,431,950	$10,434
BRL	32,369,000	CBNA	10/02/25	USD	6,118,904	(37,077)
BRL	32,560,000	CBNA	10/02/25	USD	6,011,817	105,897
BRL	64,929,000	CBNA	11/04/25	USD	12,129,460	(27,721)
CAD	1,106,181	GSI	10/22/25	USD	800,130	(4,487)
CHF	13,902,000	JPMC	10/22/25	USD	17,584,821	(78,808)
CHF	1,458,000	JPMC	10/22/25	USD	1,844,243	(8,265)
CNH	42,695,000	UBSA	10/22/25	USD	5,989,514	5,492
BHFTI-297

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
DKK	4,585,000	GSI	10/22/25	USD	725,435	$(3,284)
EUR	15,269,000	JPMC	10/22/25	USD	18,050,599	(102,186)
EUR	2,759,103	JPMC	10/22/25	USD	3,261,737	(18,465)
EUR	5,157,957	MSIP	10/02/25	USD	6,084,856	(29,154)
GBP	2,425,161	UBSA	10/22/25	USD	3,276,191	(14,228)
JPY	464,571,344	JPMC	10/22/25	USD	3,155,900	(7,841)
KRW	8,238,002,000	CBNA	10/27/25	USD	5,954,723	(76,272)
NOK	2,079,000	GSI	10/22/25	USD	209,896	(1,542)
SEK	15,641,000	GSI	10/22/25	USD	1,677,054	(13,477)

Contracts to Deliver
BRL	32,369,000	CBNA	10/02/25	USD	6,093,676	11,850
BRL	32,560,000	CBNA	10/02/25	USD	6,129,633	11,920
CNH	42,695,000	UBSA	10/22/25	USD	6,012,427	17,421
EUR	5,157,957	CBNA	10/02/25	USD	6,050,000	(5,703)
EUR	10,285,957	MSIP	10/22/25	USD	12,149,157	58,214
HKD	5,573,000	JPMC	10/22/25	USD	717,112	642
JPY	2,364,723,000	JPMC	10/22/25	USD	16,065,834	41,839
KRW	8,238,002,000	GSI	10/27/25	USD	5,854,596	(23,855)

Cross Currency Contracts to Buy
CHF	7,183,436	UBSA	10/22/25	EUR	7,695,000	377
JPY	2,366,512,667	JPMC	10/22/25	CHF	12,691,042	55,001
NZD	10,123,000	MSIP	10/22/25	AUD	8,993,322	(79,344)
Net Unrealized Depreciation						$(212,622)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Bloomberg U.S. Corporate Investment Grade Index Futures	12/16/25	183	USD	19,448,325	$7,582
Euro STOXX 50 Index Futures	12/19/25	137	EUR	7,591,170	253,533
FTSE 100 Index Futures	12/19/25	44	GBP	4,139,300	49,493
Hang Seng Index Futures	10/30/25	36	HKD	48,441,600	164,466
MSCI Emerging Markets Index Futures	12/19/25	55	USD	3,739,175	78,807
MSCI World Index Futures	12/19/25	159	USD	21,989,700	(13,365)
Nikkei 225 Index Futures	12/11/25	18	JPY	809,820,000	193,406
SPI 200 Index Futures	12/18/25	19	AUD	4,214,675	(3,486)
TOPIX Index Futures	12/11/25	9	JPY	282,690,000	17,486
U.S. Treasury Long Bond Futures	12/19/25	119	USD	13,874,656	211,557
U.S. Treasury Ultra Long Bond Futures	12/19/25	20	USD	2,401,250	49,243

Futures Contracts—Short
S&P 500 Index E-Mini Futures	12/19/25	(67)	USD	(22,574,813)	(444,442)
U.S. Treasury Note 2 Year Futures	12/31/25	(26)	USD	(5,418,359)	757
U.S. Treasury Note 5 Year Futures	12/31/25	(63)	USD	(6,879,305)	13,054
U.S. Treasury Note 10 Year Futures	12/19/25	(515)	USD	(57,937,500)	(124,474)
U.S. Treasury Note Ultra 10 Year Futures	12/19/25	(11)	USD	(1,265,859)	871
Net Unrealized Appreciation					$454,488
BHFTI-298

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M SOFR	Quarterly	3.740%	Quarterly	07/24/35	USD	165,000,000	$1,955,157	$206,525	$1,748,632
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,841,758	$1,725,047	$—	$9,566,805
Air Freight & Logistics	258,263	168,768	—	427,031
Automobile Components	68,631	168,420	—	237,051
Automobiles	4,607,848	1,291,897	—	5,899,745
Banks	11,942,171	10,053,705	—	21,995,876
Beverages	3,229,223	511,083	—	3,740,306
Biotechnology	3,808,995	291,155	—	4,100,150
Broadline Retail	11,280,981	834,519	—	12,115,500
Building Products	1,168,750	641,273	—	1,810,023
Capital Markets	10,179,768	1,926,113	—	12,105,881
Chemicals	3,239,132	1,149,895	—	4,389,027
Commercial Services & Supplies	2,906,869	244,457	—	3,151,326
Communications Equipment	3,869,535	226,905	—	4,096,440
Construction & Engineering	686,050	1,092,169	—	1,778,219
Construction Materials	758,356	671,943	—	1,430,299
Consumer Finance	2,464,505	—	—	2,464,505
Consumer Staples Distribution & Retail	5,064,418	854,298	—	5,918,716
Containers & Packaging	271,046	—	—	271,046
Diversified Consumer Services	48,180	—	—	48,180
Diversified REITs	45,948	165,111	—	211,059
Diversified Telecommunication Services	1,648,151	1,980,341	—	3,628,492
Electric Utilities	3,479,513	1,470,940	—	4,950,453
Electrical Equipment	4,405,104	3,160,523	—	7,565,627
Electronic Equipment, Instruments & Components	2,907,886	593,648	—	3,501,534
Energy Equipment & Services	294,248	—	—	294,248
Entertainment	6,616,454	473,005	—	7,089,459
Financial Services	10,051,899	265,236	—	10,317,135
Food Products	611,804	1,127,260	—	1,739,064
Gas Utilities	253,735	441,360	—	695,095
Ground Transportation	2,561,851	142,077	—	2,703,928
Health Care Equipment & Supplies	6,610,206	906,734	—	7,516,940
Health Care Providers & Services	5,515,278	46,228	—	5,561,506
Health Care REITs	1,995,263	—	—	1,995,263
Health Care Technology	628,590	—	—	628,590
Hotels, Restaurants & Leisure	4,472,099	775,194	—	5,247,293
Household Durables	1,105,369	713,129	—	1,818,498
Household Products	3,490,423	149,591	—	3,640,014
Independent Power and Renewable Electricity Producers	206,303	128,224	—	334,527
Industrial Conglomerates	580,280	1,702,856	—	2,283,136
Industrial REITs	428,076	44,112	—	472,188
Insurance	4,707,512	4,000,040	—	8,707,552
Interactive Media & Services	22,692,402	182,761	—	22,875,163
IT Services	4,897,682	305,325	—	5,203,007
Leisure Products	—	22,724	—	22,724
Life Sciences Tools & Services	1,926,942	65,100	—	1,992,042
Machinery	3,766,887	1,764,673	—	5,531,560
Marine Transportation	—	93,005	—	93,005
Media	536,816	47,034	—	583,850
Metals & Mining	2,650,488	1,316,250	—	3,966,738
Multi-Utilities	1,236,195	794,570	—	2,030,765
Office REITs	—	39,629	—	39,629
Oil, Gas & Consumable Fuels	7,022,064	3,053,417	—	10,075,481
BHFTI-299

Brighthouse Funds Trust I
Schroders Global Multi-Asset Portfolio
Consolidated Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Paper & Forest Products	$—	$64,845	$—	$64,845
Personal Care Products	406,137	1,012,803	—	1,418,940
Pharmaceuticals	7,093,791	4,731,219	—	11,825,010
Professional Services	1,166,626	984,004	—	2,150,630
Real Estate Management & Development	664,618	286,841	—	951,459
Residential REITs	59,243	—	—	59,243
Retail REITs	800,932	—	—	800,932
Semiconductors & Semiconductor Equipment	38,385,469	2,211,142	—	40,596,611
Software	31,456,302	1,283,458	—	32,739,760
Specialized REITs	1,267,526	—	—	1,267,526
Specialty Retail	5,096,284	445,112	—	5,541,396
Technology Hardware, Storage & Peripherals	16,560,034	319,139	—	16,879,173
Textiles, Apparel & Luxury Goods	859,980	1,211,139	—	2,071,119
Tobacco	422,003	246,127	—	668,130
Trading Companies & Distributors	1,151,406	1,534,036	—	2,685,442
Transportation Infrastructure	—	177,381	—	177,381
Water Utilities	43,427	—	—	43,427
Wireless Telecommunication Services	857,938	821,973	—	1,679,911
Total Common Stocks	287,331,663	63,150,963	—	350,482,626
Total Corporate Bonds & Notes*	—	220,562,766	—	220,562,766
Total Investment Companies*	3,411,107	—	—	3,411,107
Total Preferred Stocks*	—	150,573	—	150,573
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	18,952,621	—	18,952,621
Securities Lending Reinvestments
Short-Term Investment Funds	4,000,000	—	—	4,000,000
Certificates of Deposit	—	6,798,426	—	6,798,426
Repurchase Agreements	—	61,380,938	—	61,380,938
Time Deposits	—	7,000,000	—	7,000,000
Total Securities Lending Reinvestments	4,000,000	75,179,364	—	79,179,364
Total Investments	$294,742,770	$377,996,287	$—	$672,739,057
Collateral for Securities Loaned (Liability)	$—	$(79,170,753)	$—	$(79,170,753)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$319,087	$—	$319,087
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(531,709)	—	(531,709)
Total Forward Contracts	$—	$(212,622)	$—	$(212,622)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,040,255	$—	$—	$1,040,255
Futures Contracts (Unrealized Depreciation)	(585,767)	—	—	(585,767)
Total Futures Contracts	$454,488	$—	$—	$454,488
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,748,632	$—	$1,748,632

*	See Consolidated Schedule of Investments for additional detailed categorizations.
BHFTI-300

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2025
Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Brazil — 3.1%
Ambev SA (ADR) (a)	1,027,300	$2,290,879
B3 SA - Brasil Bolsa Balcao	1,404,400	3,535,903
Banco Bradesco SA	324,300	928,008
Cia De Sanena Do Parana	156,600	1,090,146
Cia Energetica de Minas Gerais (ADR)	27,600	58,236
Cogna Educacao SA	513,300	322,123
Embraer SA	48,400	730,149
Itau Unibanco Holding SA	59,070	384,569
Itau Unibanco Holding SA (ADR)	818,340	6,006,615
Lojas Renner SA	341,000	969,389
NU Holdings Ltd. - Class A (b)	254,200	4,069,742
Petroleo Brasileiro SA - Petrobras	120,700	766,076
Petroleo Brasileiro SA - Petrobras (ADR) (a)	55,000	696,300
Rede D'Or Sao Luiz SA	384,200	3,037,651
Telefonica Brasil SA	475,000	3,040,678
TIM SA	634,700	2,802,471
Vale SA	233,500	2,526,174
Vale SA (ADR)	186,800	2,028,648
Vibra Energia SA	206,200	952,691
Vulcabras SA	45,800	169,354
YDUQS Participacoes SA	43,300	105,113
		36,510,915
Chile — 0.2%
Cencosud SA	576,331	1,639,501
Enel Chile SA	6,509,336	503,723
		2,143,224
China — 30.1%
3SBio, Inc. (a)	519,000	2,006,324
AAC Technologies Holdings, Inc.	353,500	2,081,554
Agricultural Bank of China Ltd. - Class H	354,000	238,540
Akeso, Inc. (b)	10,000	182,234
Alibaba Group Holding Ltd.	2,142,000	48,014,594
Alibaba Health Information Technology Ltd. (b)	1,382,000	1,184,438
Alphamab Oncology (b)	309,000	544,637
Aluminum Corp. of China Ltd. - Class H	138,000	143,573
ANE Cayman, Inc. (c) (d)	344,500	448,889
Anhui Anfu Battery Technology Co. Ltd. - Class A	51,200	309,041
Anhui Conch Cement Co. Ltd. - Class H	442,001	1,337,182
Anker Innovations Technology Co. Ltd. - Class A	50,620	862,877
ANTA Sports Products Ltd.	258,600	3,108,961
Baidu, Inc. - Class A (b)	240,400	3,984,383
Bank of Changsha Co. Ltd. - Class A	479,900	595,228
Bank of China Ltd. - Class H	4,221,000	2,313,019
Bank of Guiyang Co. Ltd. - Class A	1,272,500	1,029,670
Bank of Jiangsu Co. Ltd. - Class A	435,500	613,383
Bank of Ningbo Co. Ltd. - Class A	85,400	317,105
Baoshan Iron & Steel Co. Ltd. - Class A	158,500	157,532
Beijing Enterprises Holdings Ltd.	99,000	423,731
Beijing Jingneng Clean Energy Co. Ltd. - Class H	1,282,000	417,209
Beijing Jingneng Power Co. Ltd. - Class A	1,734,600	1,005,616
BeOne Medicines Ltd. - Class A (b)	26,676	1,144,233
BeOne Medicines Ltd. - Class H (b)	132,800	3,507,063
Bilibili, Inc. - Class Z (a) (b)	21,920	621,459
Binjiang Service Group Co. Ltd.	35,500	114,047
Security Description	Shares	Value
China — (Continued)
BOC Aviation Ltd.	214,500	$1,921,392
BYD Co. Ltd. - Class A	31,700	486,273
BYD Co. Ltd. - Class H (a)	450,800	6,393,158
CGN New Energy Holdings Co. Ltd.	2,152,000	819,074
Chervon Holdings Ltd.	61,100	167,236
China CITIC Bank Corp. Ltd. - Class A	130,200	131,700
China Conch Venture Holdings Ltd.	654,500	922,193
China Construction Bank Corp. - Class A	200,700	242,784
China Construction Bank Corp. - Class H	9,718,000	9,352,119
China East Education Holdings Ltd. (a)	995,500	977,351
China Feihe Ltd.	1,318,000	677,914
China Foods Ltd.	466,000	264,253
China Hongqiao Group Ltd. (a)	1,036,500	3,524,676
China International Marine Containers Group Co. Ltd. - Class A	173,850	202,562
China Life Insurance Co. Ltd. - Class H	158,000	450,233
China Merchants Bank Co. Ltd. - Class A	332,100	1,885,838
China Merchants Bank Co. Ltd. - Class H	760,500	4,575,227
China Merchants Port Group Co. Ltd. - Class A	63,400	178,248
China National Building Material Co. Ltd. - Class H	3,426,000	2,435,125
China Nonferrous Mining Corp. Ltd.	148,000	285,499
China Pacific Insurance Group Co. Ltd. - Class A	61,000	301,271
China Pacific Insurance Group Co. Ltd. - Class H	903,200	3,590,349
China Petroleum & Chemical Corp. - Class H	192,000	100,080
China Reinsurance Group Corp. - Class H	6,033,000	1,202,896
China Resources Land Ltd.	954,500	3,731,636
China Tower Corp. Ltd. - Class H	395,600	584,037
China Water Affairs Group Ltd.	230,000	175,267
CITIC Ltd.	107,000	157,245
CITIC Securities Co. Ltd. - Class H	198,500	785,490
CMOC Group Ltd. - Class A	524,200	1,156,939
CMOC Group Ltd. - Class H	1,728,000	3,493,258
Contemporary Amperex Technology Co. Ltd. - Class A	47,420	2,681,711
COSCO SHIPPING Holdings Co. Ltd. - Class A	338,890	682,608
COSCO SHIPPING Holdings Co. Ltd. - Class H (a)	943,700	1,467,646
CSPC Pharmaceutical Group Ltd.	1,436,000	1,732,092
Dongyue Group Ltd.	113,000	176,360
Eastern Air Logistics Co. Ltd. - Class A	160,800	355,758
Far East Horizon Ltd.	681,000	601,200
Foxconn Industrial Internet Co. Ltd. - Class A	64,300	601,284
Fufeng Group Ltd.	857,000	965,736
Fuyao Glass Industry Group Co. Ltd. - Class H	63,600	640,333
Gansu Shangfeng Cement Co. Ltd. - Class A	941,800	1,455,942
Gdh Supertime Group Co. Ltd. - Class A	652,500	1,037,576
Geely Automobile Holdings Ltd.	1,707,000	4,291,908
GEPIC Energy Development Co. Ltd. - Class A	1,225,200	1,107,341
Goldcup Electric Apparatus Co. Ltd. - Class A	496,600	819,922
Goldwind Science & Technology Co. Ltd. - Class H	214,800	388,471
Great Wall Motor Co. Ltd. - Class H	232,500	502,089
Gree Electric Appliances, Inc. of Zhuhai - Class A	123,400	688,060
Guangdong Investment Ltd.	2,828,000	2,569,271
Guangdong Provincial Expressway Development Co. Ltd. - Class A	140,220	214,511
Guodian Nanjing Automation Co. Ltd. - Class A	378,060	542,935
H World Group Ltd. (ADR)	11,700	457,587
Haier Smart Home Co. Ltd. - Class A	139,400	494,776
Haier Smart Home Co. Ltd. - Class H (a)	391,000	1,276,001
BHFTI-301

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
China — (Continued)
Hansoh Pharmaceutical Group Co. Ltd.	128,000	$594,135
Harbin Electric Co. Ltd. - Class H	738,000	1,116,919
Hengan International Group Co. Ltd.	460,500	1,504,429
Hisense Visual Technology Co. Ltd. - Class A	106,100	359,483
Huadong Medicine Co. Ltd. - Class A	40,000	232,958
Huaneng Power International, Inc. - Class H	2,774,000	1,930,532
Industrial & Commercial Bank of China Ltd. - Class H	5,866,000	4,331,079
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. - Class A	505,800	371,350
Innovent Biologics, Inc. (b)	24,500	305,096
JD Logistics, Inc. (b)	204,300	345,254
JD.com, Inc. - Class A	372,704	6,513,837
Jiangsu Linyang Energy Co. Ltd. - Class A	35,400	30,532
Jiangxi Ganyue Expressway Co. Ltd. - Class A	299,300	204,038
JNBY Design Ltd.	399,000	940,252
Jointo Energy Investment Co. Ltd. Hebei - Class A	497,000	515,227
Kingfa Sci & Tech Co. Ltd. - Class A	300,400	882,012
Kingsoft Corp. Ltd.	302,000	1,346,473
Kuaishou Technology	340,500	3,707,560
Kweichow Moutai Co. Ltd. - Class A	1,200	243,444
Lenovo Group Ltd.	2,316,000	3,443,507
Lonking Holdings Ltd.	858,000	328,868
Meituan - Class B (a) (b)	465,010	6,222,268
Midea Group Co. Ltd. - Class A	29,717	303,459
MMG Ltd. (b)	476,000	413,673
Muyuan Foods Co. Ltd. - Class A	125,200	932,023
MYS Group Co. Ltd. - Class A	445,600	282,275
NetEase, Inc.	228,400	6,944,221
Newborn Town, Inc. (b)	138,000	231,823
PDD Holdings, Inc. (ADR) (b)	63,000	8,326,710
People's Insurance Co. Group of China Ltd. - Class H	2,785,000	2,434,173
PetroChina Co. Ltd. - Class H	5,050,000	4,594,923
PICC Property & Casualty Co. Ltd. - Class H	1,424,000	3,220,286
Ping An Insurance Group Co. of China Ltd. - Class A	266,500	2,063,084
Ping An Insurance Group Co. of China Ltd. - Class H (a)	1,099,000	7,478,573
Pop Mart International Group Ltd.	85,800	2,933,938
Qfin Holdings, Inc. (ADR)	56,400	1,623,192
Qingdao Gon Technology Co. Ltd. - Class A	36,400	251,465
SAIC Motor Corp. Ltd. - Class A	234,000	563,411
Satellite Chemical Co. Ltd. - Class A	180,400	490,858
SF Holding Co. Ltd. - Class A	77,200	437,915
Shandong Bohui Paper Industrial Co. Ltd. - Class A	235,700	164,215
Shandong Nanshan Aluminum Co. Ltd. - Class A	779,300	433,792
Shandong Sun Paper Industry JSC Ltd. - Class A	77,525	155,620
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	898,000	671,370
Shanghai Bailian Group Co. Ltd. - Class A	387,000	488,509
Shanghai Zhenhua Heavy Industries Co. Ltd. - Class A	1,790,920	1,124,923
Shanghai Zhonggu Logistics Co. Ltd. - Class A	150,800	230,721
Shenzhen Desay Battery Technology Co. - Class A	306,500	1,201,523
Shenzhen International Holdings Ltd.	275,500	276,735
Sinopec Engineering Group Co. Ltd. - Class H	662,000	574,857
Sinotruk Hong Kong Ltd.	313,000	922,500
SITC International Holdings Co. Ltd.	128,000	493,100
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong - Class A	997,861	1,064,221
Sumec Corp. Ltd. - Class A	295,400	435,072
Sunny Optical Technology Group Co. Ltd.	44,500	519,773
Security Description	Shares	Value
China — (Continued)
Tencent Holdings Ltd. (a)	789,300	$67,245,039
Tencent Music Entertainment Group (ADR)	89,000	2,077,260
Tian Di Science & Technology Co. Ltd. - Class A	164,200	136,874
Tianli International Holdings Ltd. (a)	169,000	61,025
Tianshan Aluminum Group Co. Ltd. - Class A	369,200	599,087
Tingyi Cayman Islands Holding Corp.	245,876	330,051
Trip.com Group Ltd.	56,150	4,256,700
Vipshop Holdings Ltd. (ADR)	34,000	667,760
Want Want China Holdings Ltd.	731,000	496,931
Weichai Power Co. Ltd. - Class A	131,600	258,917
Western Mining Co. Ltd. - Class A	121,400	373,934
Wuchan Zhongda Group Co. Ltd. - Class A	812,000	684,202
WuXi AppTec Co. Ltd. - Class A	67,091	1,049,745
WuXi AppTec Co. Ltd. - Class H (a)	205,800	3,146,614
Wuxi Biologics Cayman, Inc. (b)	364,500	1,922,741
Xiaomi Corp. - Class B (b)	2,322,200	16,169,169
Xinfengming Group Co. Ltd. - Class A	124,900	284,934
Xinhua Winshare Publishing & Media Co. Ltd. - Class A	242,000	496,623
XPeng, Inc. - Class A (b)	91,000	1,072,521
Xtep International Holdings Ltd.	1,576,056	1,183,923
Yifeng Pharmacy Chain Co. Ltd. - Class A	95,700	331,390
Yongjin Technology Group Co. Ltd.	50,700	124,793
Yunnan Aluminium Co. Ltd. - Class A	64,500	186,039
Yunnan Yuntianhua Co. Ltd. - Class A	141,400	532,756
Yutong Bus Co. Ltd. - Class A	366,700	1,401,547
Zhejiang Chint Electrics Co. Ltd. - Class A	113,200	488,592
Zhejiang Expressway Co. Ltd. - Class H	1,354,000	1,254,669
Zhejiang Hailide New Material Co. Ltd. - Class A	1,376,800	1,181,820
Zhejiang Huayou Cobalt Co. Ltd. - Class A	152,900	1,416,027
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. - Class A	518,600	613,358
Zijin Mining Group Co. Ltd. - Class H	208,000	872,518
ZTE Corp. - Class H (a)	405,200	1,852,418
		354,151,126
Czech Republic — 0.3%
CEZ AS	15,226	945,314
Komercni Banka AS	27,100	1,360,145
Moneta Money Bank AS	171,628	1,369,098
		3,674,557
Egypt — 0.0%
Eastern Co. SAE	241,085	214,634
Greece — 0.7%
Eurobank Ergasias Services & Holdings SA - Class A	467,298	1,797,821
National Bank of Greece SA	123,447	1,798,049
OPAP SA	117,995	2,753,693
Piraeus Financial Holdings SA	116,213	985,055
Public Power Corp. SA	36,938	609,766
		7,944,384
Hong Kong — 0.5%
Orient Overseas International Ltd. (a)	25,500	413,914
Sino Biopharmaceutical Ltd.	3,285,000	3,440,968
Wasion Holdings Ltd.	380,000	619,619
WH Group Ltd.	1,166,500	1,267,896
BHFTI-302

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Zijin Gold International Co. Ltd. (a) (b)	249	$3,859
		5,746,256
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	160,852	858,974
OTP Bank Nyrt	21,111	1,828,384
		2,687,358
India — 14.9%
Adani Power Ltd. (b)	633,655	1,035,188
Alkem Laboratories Ltd.	11,074	677,138
Apollo Hospitals Enterprise Ltd.	25,807	2,164,532
Ashok Leyland Ltd.	1,636,848	2,633,426
Aster DM Healthcare Ltd.	96,166	678,119
Aurobindo Pharma Ltd.	11,260	137,625
Axis Bank Ltd.	103,567	1,319,697
Bajaj Consumer Care Ltd. (b)	153,258	409,293
Bajaj Finance Ltd.	125,160	1,408,652
Bank of Baroda	60,073	174,950
Bharat Electronics Ltd.	328,079	1,492,220
Bharat Petroleum Corp. Ltd.	808,021	3,085,172
Bharti Airtel Ltd.	401,585	8,528,577
Biocon Ltd.	270,928	1,039,686
Bombay Burmah Trading Co.	20,786	414,336
Ceat Ltd.	11,726	446,093
CESC Ltd.	373,354	683,722
Chambal Fertilisers & Chemicals Ltd.	160,458	921,941
Chennai Petroleum Corp. Ltd.	31,514	268,372
Cipla Ltd.	41,042	695,746
Coal India Ltd.	244,994	1,075,201
Coromandel International Ltd.	15,294	388,024
Dr. Reddy's Laboratories Ltd.	186,940	2,584,065
Eicher Motors Ltd.	22,454	1,773,065
EID Parry India Ltd. (b)	81,618	938,710
Embassy Office Parks (REIT)	131,720	627,604
EPL Ltd.	208,980	484,292
Finolex Cables Ltd.	14,338	132,308
Force Motors Ltd.	4,679	887,150
Fortis Healthcare Ltd.	113,905	1,244,330
General Insurance Corp. of India	216,462	899,507
GHCL Ltd.	52,656	360,015
GMR Power & Urban Infra Ltd. (b)	113,499	145,275
Godawari Power & Ispat Ltd.	158,985	438,631
Graphite India Ltd.	113,711	715,653
Great Eastern Shipping Co. Ltd.	50,162	561,224
Gujarat Pipavav Port Ltd.	342,759	609,987
Gujarat State Petronet Ltd.	95,517	332,173
HCL Technologies Ltd.	195,944	3,059,296
HDFC Asset Management Co. Ltd.	14,577	906,189
HDFC Bank Ltd.	927,956	9,957,750
HDFC Bank Ltd. (ADR)	94,500	3,228,120
Hero MotoCorp Ltd.	53,140	3,276,793
Hindalco Industries Ltd.	439,578	3,783,274
Hindustan Aeronautics Ltd.	47,160	2,521,669
Hindustan Petroleum Corp. Ltd.	334,833	1,665,901
Hindustan Unilever Ltd.	51,422	1,457,436
Security Description	Shares	Value
India — (Continued)
ICICI Bank Ltd.	582,333	$8,838,857
ICICI Bank Ltd. (ADR)	17,100	516,933
Indian Bank	153,237	1,291,414
Indian Hotels Co. Ltd.	72,682	590,244
Indian Oil Corp. Ltd.	1,319,033	2,223,969
Indus Towers Ltd. (b)	635,553	2,465,454
Infosys Ltd.	301,370	4,898,792
Infosys Ltd. (ADR) (a)	166,100	2,702,447
InterGlobe Aviation Ltd.	38,871	2,448,275
ITC Ltd.	486,792	2,202,492
Jindal Saw Ltd.	35,040	79,831
Karur Vysya Bank Ltd.	483,906	1,144,722
KCP Ltd.	154,561	340,052
Kotak Mahindra Bank Ltd.	28,751	646,683
KRBL Ltd.	92,031	356,348
Larsen & Toubro Ltd.	36,372	1,501,648
LG Balakrishnan & Bros Ltd.	9,678	152,432
LT Foods Ltd.	102,998	469,819
Lupin Ltd.	75,156	1,624,844
Mahindra & Mahindra Ltd.	165,080	6,388,166
Maruti Suzuki India Ltd.	2,752	497,381
Max Healthcare Institute Ltd.	43,224	550,319
Mphasis Ltd.	49,651	1,481,428
Muthoot Finance Ltd.	80,774	2,802,147
National Aluminium Co. Ltd.	510,073	1,234,325
Nava Ltd.	160,910	1,180,407
NMDC Ltd.	1,575,423	1,359,114
NTPC Ltd.	1,002,619	3,847,609
Oil & Natural Gas Corp. Ltd.	912,825	2,460,717
Oracle Financial Services Software Ltd.	18,336	1,736,661
Page Industries Ltd.	217	99,702
Petronet LNG Ltd.	604,773	1,900,862
Power Finance Corp. Ltd.	183,405	849,353
Power Grid Corp. of India Ltd.	805,589	2,548,274
PTC India Ltd.	266,385	500,906
Raymond Ltd. (b)	14,542	94,367
Raymond Realty Ltd. (b)	14,542	94,961
REC Ltd.	199,536	835,966
Redington Ltd.	90,369	287,891
Reliance Industries Ltd.	656,485	10,087,060
Reliance Infrastructure Ltd. (b)	232,910	635,067
Shriram Finance Ltd.	168,376	1,174,920
State Bank of India	141,511	1,392,660
Sun Pharmaceutical Industries Ltd.	218,173	3,930,995
Surya Roshni Ltd.	57,810	187,528
Tata Consultancy Services Ltd.	48,428	1,577,100
Tata Motors Ltd.	365,066	2,807,108
Tata Steel Ltd.	602,916	1,148,345
Tech Mahindra Ltd.	76,008	1,196,116
Thomas Cook India Ltd.	131,890	234,269
TVS Holdings Ltd.	839	120,512
TVS Motor Co. Ltd.	79,384	3,083,433
UltraTech Cement Ltd.	2,697	371,874
UPL Ltd.	265,316	1,966,524
Vedanta Ltd.	582,908	3,057,523
Welspun Corp. Ltd.	102,393	990,283
BHFTI-303

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
India — (Continued)
Wipro Ltd.	1,053,738	$2,833,007
Zydus Lifesciences Ltd.	28,340	313,839
		174,622,102
Indonesia — 0.9%
Aneka Tambang Tbk. PT	3,370,000	641,291
Astra International Tbk. PT	8,943,700	3,102,569
Bank Central Asia Tbk. PT	1,620,900	742,245
Bank Rakyat Indonesia Persero Tbk. PT	6,858,200	1,603,103
Bukit Asam Tbk. PT	2,276,200	321,685
Elang Mahkota Teknologi Tbk. PT	3,344,100	252,228
Indofood Sukses Makmur Tbk. PT	2,833,600	1,228,891
Japfa Comfeed Indonesia Tbk. PT	2,582,800	304,148
Perusahaan Gas Negara Tbk. PT	10,779,300	1,094,652
Timah Tbk. PT	2,225,600	214,980
Trimegah Bangun Persada Tbk. PT	5,268,500	376,168
United Tractors Tbk. PT	185,700	298,970
		10,180,930
Kuwait — 0.5%
Ali Alghanim Sons Automotive Co. KSCC	95,622	338,494
Boursa Kuwait Securities Co. KPSC	60,648	681,189
Commercial Real Estate Co. KSC	983,191	667,244
Gulf Cables & Electrical Industries Group Co. KSCP	82,040	562,533
Kuwait Finance House KSCP	565,202	1,472,904
Mobile Telecommunications Co. KSCP	380,044	641,234
National Bank of Kuwait SAKP	445,773	1,546,555
National Investments Co. KSCP	282,118	249,874
		6,160,027
Malaysia — 1.0%
Aeon Co. M Bhd.	934,700	288,804
Alliance Bank Malaysia Bhd.	727,476	755,526
AMMB Holdings Bhd.	1,178,054	1,582,113
CIMB Group Holdings Bhd.	816,523	1,424,199
Eco World Development Group Bhd.	367,700	191,436
Genting Malaysia Bhd.	463,600	232,044
KPJ Healthcare Bhd.	1,026,400	671,695
Malayan Banking Bhd.	1,472,267	3,468,347
Maxis Bhd.	221,600	190,781
Petronas Dagangan Bhd.	63,900	348,298
RHB Bank Bhd.	564,700	886,248
Sunway Real Estate Investment Trust (REIT)	348,200	173,794
Ta Ann Holdings Bhd.	201,000	198,407
Tenaga Nasional Bhd.	102,000	320,502
United Plantations Bhd.	129,750	708,871
		11,441,065
Mexico — 1.9%
Alsea SAB de CV (b)	115,700	384,624
Arca Continental SAB de CV (a)	264,800	2,781,242
Banco del Bajio SA	125,400	316,145
Cemex SAB de CV (ADR)	141,600	1,272,984
Coca-Cola Femsa SAB de CV	85,600	710,237
Fibra Uno Administracion SA de CV (REIT)	1,802,900	2,673,807
Security Description	Shares	Value
Mexico — (Continued)
Fomento Economico Mexicano SAB de CV	121,700	$1,199,157
Grupo Financiero Banorte SAB de CV - Class O	528,700	5,309,951
Grupo Mexico SAB de CV - Series B	434,100	3,777,442
Industrias Penoles SAB de CV (b)	11,600	518,277
Kimberly-Clark de Mexico SAB de CV - Class A (a)	222,800	469,117
Megacable Holdings SAB de CV	85,700	278,530
Promotora y Operadora de Infraestructura SAB de CV	124,055	1,698,097
Regional SAB de CV	135,100	1,213,086
Wal-Mart de Mexico SAB de CV	46,000	142,118
		22,744,814
Peru — 0.4%
Credicorp Ltd.	11,500	3,062,220
Intercorp Financial Services, Inc.	29,578	1,193,176
		4,255,396
Philippines — 0.3%
DMCI Holdings, Inc.	2,448,600	475,310
GT Capital Holdings, Inc.	46,970	464,550
International Container Terminal Services, Inc.	262,460	2,126,349
Metropolitan Bank & Trust Co.	355,080	415,367
Semirara Mining & Power Corp.	438,900	265,450
		3,747,026
Poland — 0.8%
Asseco Poland SA	5,431	299,569
Bank Handlowy w Warszawie SA	15,423	442,134
Bank Polska Kasa Opieki SA	41,368	1,988,180
Enea SA	134,003	651,131
ORLEN SA	82,806	1,971,140
Powszechna Kasa Oszczednosci Bank Polski SA	162,265	3,146,217
Rainbow Tours SA	10,576	349,453
Santander Bank Polska SA	4,056	527,566
		9,375,390
Qatar — 0.7%
Ooredoo QPSC	499,090	1,874,926
Qatar Islamic Bank QPSC	317,645	2,081,515
Qatar National Bank QPSC	753,973	3,851,209
Vodafone Qatar PQSC	518,770	349,209
		8,156,859
Russia — 0.0%
Gazprom PJSC (b) (c) (d)	595,658	0
LUKOIL PJSC (b) (c) (d)	284,391	0
Mobile TeleSystems PJSC (b) (c) (d)	253,200	0
Novatek PJSC (b) (c) (d)	928,138	0
Novolipetsk Steel PJSC (GDR) (b) (c) (d)	19,696	0
PhosAgro PJSC (b) (c) (d)	287	0
PhosAgro PJSC (GDR) (b) (c) (d)	44,560	0
Rosneft Oil Co. PJSC (b) (c) (d)	77,745	0
Sberbank of Russia PJSC † (b) (c) (d)	2,524,904	0
Severstal PAO (GDR) (b) (c) (d)	30,364	0
		0
BHFTI-304

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Saudi Arabia — 3.1%
Al Babtain Power & Telecommunication Co.	78,517	$1,211,099
Al Rajhi Bank	228,748	6,530,640
Arab National Bank	463,182	3,058,301
Banque Saudi Fransi	638,869	3,045,899
Etihad Etisalat Co.	172,256	3,112,122
Mobile Telecommunications Co. Saudi Arabia	269,903	804,261
Nahdi Medical Co.	8,465	268,857
Riyad Bank	392,935	2,856,765
Riyadh Cables Group Co.	28,741	975,622
Riyadh Cement Co.	52,204	398,028
SABIC Agri-Nutrients Co.	90,860	2,891,985
Saudi Arabian Mining Co. (b)	14,077	240,437
Saudi Arabian Oil Co.	355,534	2,336,833
Saudi Awwal Bank	158,165	1,355,649
Saudi Investment Bank	183,070	695,422
Saudi National Bank	268,823	2,814,338
Saudi Telecom Co.	368,672	4,337,797
		36,934,055
South Africa — 2.9%
Capitec Bank Holdings Ltd.	2,934	590,899
Clicks Group Ltd.	24,066	491,603
FirstRand Ltd.	263,289	1,184,683
Gold Fields Ltd.	142,656	6,050,792
Harmony Gold Mining Co. Ltd.	181,164	3,297,737
Investec Ltd.	76,543	568,321
Momentum Group Ltd.	569,619	1,082,903
Naspers Ltd. - N Shares	22,790	8,284,061
Netcare Ltd.	345,466	281,131
Old Mutual Ltd. (a)	1,439,388	1,115,014
Omnia Holdings Ltd.	117,950	489,208
Resilient REIT Ltd. (REIT)	180,501	669,656
Reunert Ltd.	21,613	67,362
Shoprite Holdings Ltd. (a)	146,148	2,320,658
Standard Bank Group Ltd.	318,703	4,365,223
Sun International Ltd.	129,444	302,537
Telkom SA SOC Ltd.	60,484	179,004
Vodacom Group Ltd.	262,850	2,029,510
Wilson Bayly Holmes-Ovcon Ltd.	37,027	322,430
		33,692,732
South Korea — 10.6%
Alteogen, Inc. (b)	2,695	883,445
Amorepacific Holdings Corp.	10,562	200,996
BNK Financial Group, Inc.	42,541	441,515
Chong Kun Dang Pharmaceutical Corp.	61	3,575
Coway Co. Ltd.	35,466	2,484,554
Doosan Bobcat, Inc.	15,149	601,047
Doosan Enerbility Co. Ltd. (b)	10,892	489,083
DoubleUGames Co. Ltd.	19,697	727,235
Hana Financial Group, Inc.	67,493	4,216,335
Hankook Tire & Technology Co. Ltd.	60,527	1,661,075
Hanwha Aerospace Co. Ltd.	1,958	1,544,284
Harim Holdings Co. Ltd.	50,875	266,006
HD Hyundai Co. Ltd.	14,327	1,590,131
HD Hyundai Electric Co. Ltd.	1,383	576,862
Security Description	Shares	Value
South Korea — (Continued)
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,622	$2,242,186
HMM Co. Ltd.	43,558	621,092
Hyundai Glovis Co. Ltd.	23,109	2,732,712
Hyundai Mobis Co. Ltd.	17,657	3,774,903
Hyundai Motor Co.	2,498	383,988
Kangwon Land, Inc.	86,285	1,130,907
KB Financial Group, Inc.	68,788	5,681,037
Kia Corp.	39,444	2,835,348
Korea Electric Power Corp.	110,707	2,854,481
Korea Electric Terminal Co. Ltd.	9,630	421,472
Korea Investment Holdings Co. Ltd.	25,973	2,708,127
KT&G Corp.	32,825	3,124,030
LG Display Co. Ltd. (b)	161,183	1,662,877
LS Corp.	5,040	603,947
Meritz Financial Group, Inc.	18,834	1,522,130
Mirae Asset Securities Co. Ltd.	10,687	163,949
NAVER Corp.	18,122	3,459,645
NH Investment & Securities Co. Ltd.	87,066	1,208,629
NHN Corp.	9,896	191,280
NICE Information Service Co. Ltd.	61,855	614,983
Orion Holdings Corp.	11,829	171,611
POSCO Holdings, Inc.	2,741	541,536
Samsung Card Co. Ltd.	22,303	829,389
Samsung Electro-Mechanics Co. Ltd.	13,535	1,878,131
Samsung Electronics Co. Ltd.	599,991	36,063,285
Samsung Securities Co. Ltd.	20,457	1,051,633
Seegene, Inc.	22,058	389,644
Shinhan Financial Group Co. Ltd.	91,179	4,585,477
SK Discovery Co. Ltd.	3,550	136,999
SK Hynix, Inc.	73,857	18,466,674
SK Square Co. Ltd. (b)	22,089	3,185,724
Woori Financial Group, Inc.	160,741	2,979,373
Youngone Corp.	8,473	392,416
Youngone Holdings Co. Ltd.	1,474	145,822
		124,441,580
Taiwan — 19.2%
Accton Technology Corp.	4,000	138,487
Advancetek Enterprise Co. Ltd.	267,000	369,169
Arcadyan Technology Corp.	110,000	793,992
ASE Technology Holding Co. Ltd.	733,000	3,976,486
Asustek Computer, Inc.	180,000	3,954,509
Bafang Yunji International Co. Ltd.	42,000	285,388
Bizlink Holding, Inc.	13,128	445,793
Cathay Financial Holding Co. Ltd.	2,013,703	4,338,295
Charoen Pokphand Enterprise	76,000	349,830
China Airlines Ltd.	860,000	589,470
Chunghwa Telecom Co. Ltd.	98,000	428,978
Compal Electronics, Inc.	664,000	706,923
CTBC Financial Holding Co. Ltd.	3,600,000	5,072,060
Delta Electronics, Inc.	310,000	8,689,801
E.Sun Financial Holding Co. Ltd.	3,722,207	4,075,740
Elite Material Co. Ltd.	24,000	973,584
Eva Airways Corp.	1,817,000	2,276,492
Evergreen International Storage & Transport Corp. (c) (d)	422,000	484,665
Evergreen Marine Corp. Taiwan Ltd.	83,800	492,650
BHFTI-305

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2025
Common Stocks—(Continued)
Security Description	Shares	Value
Taiwan — (Continued)
Far Eastern New Century Corp.	1,301,000	$1,187,218
Far EasTone Telecommunications Co. Ltd.	48,000	139,095
First Financial Holding Co. Ltd.	2,549,580	2,498,217
FSP Technology, Inc.	226,000	401,327
Fubon Financial Holding Co. Ltd.	1,337,669	3,884,413
Fusheng Precision Co. Ltd.	16,000	137,010
Hon Hai Precision Industry Co. Ltd.	1,799,000	12,818,070
KGI Financial Holding Co. Ltd.	4,977,280	2,443,136
Kindom Development Co. Ltd.	157,410	185,859
King Slide Works Co. Ltd.	6,000	650,559
Kung Long Batteries Industrial Co. Ltd.	7,000	29,660
Largan Precision Co. Ltd.	15,000	1,159,717
Lion Travel Service Co. Ltd.	111,000	576,876
Lite-On Technology Corp.	651,000	3,713,459
MediaTek, Inc.	229,000	9,926,626
Nan Pao Resins Chemical Co. Ltd.	55,000	710,389
Nien Made Enterprise Co. Ltd.	59,000	823,753
Pixart Imaging, Inc.	68,000	544,057
Posiflex Technology, Inc.	50,000	374,842
President Chain Store Corp.	55,000	447,796
Quanta Computer, Inc.	100,000	954,471
Realtek Semiconductor Corp.	178,000	3,218,558
Shinkong Insurance Co. Ltd.	130,000	513,253
Silicon Motion Technology Corp. (ADR)	8,500	805,885
Simplo Technology Co. Ltd.	32,000	389,162
Sinon Corp.	249,000	361,728
SinoPac Financial Holdings Co. Ltd.	257,466	211,380
Sinyi Realty, Inc.	181,000	142,838
Taiwan FU Hsing Industrial Co. Ltd. (c) (d)	302,000	444,113
Taiwan Semiconductor Manufacturing Co. Ltd.	2,977,000	129,512,459
Tripod Technology Corp.	73,000	716,550
Tung Ho Steel Enterprise Corp.	178,000	354,163
United Microelectronics Corp.	104,000	155,470
Voltronic Power Technology Corp.	20,000	611,729
Wan Hai Lines Ltd.	111,671	272,734
Wowprime Corp.	58,000	437,684
Yuanta Financial Holding Co. Ltd.	2,931,040	3,347,426
Zhen Ding Technology Holding Ltd.	495,000	2,714,384
		226,258,378
Thailand — 1.2%
Charoen Pokphand Foods PCL (NVDR)	3,784,000	2,604,875
CP ALL PCL (NVDR)	26,600	38,829
Delta Electronics Thailand PCL (NVDR)	124,200	608,021
Kasikornbank PCL (NVDR)	502,700	2,599,374
PTG Energy PCL (NVDR)	269,300	76,298
PTT PCL (NVDR)	2,595,200	2,663,927
SCB X PCL (NVDR)	298,600	1,184,350
Siam City Cement PCL (NVDR)	41,300	189,949
Tisco Financial Group PCL (NVDR)	741,800	2,335,083
TMBThanachart Bank PCL	33,857,600	1,985,170
		14,285,876
Turkey — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	339,104	1,753,878
BIM Birlesik Magazalar AS	139,232	1,812,426
Security Description	Shares	Value
Turkey — (Continued)
Dogan Sirketler Grubu Holding AS (a)	1,304,869	$537,759
Ford Otomotiv Sanayi AS (a)	136,959	326,387
Logo Yazilim Sanayi Ve Ticaret AS	202,929	845,623
Migros Ticaret AS (a)	28,481	304,946
Pegasus Hava Tasimaciligi AS (a) (b)	141,562	737,464
Turk Telekomunikasyon AS (a) (b)	242,175	296,018
Turkiye Garanti Bankasi AS	226,391	761,600
		7,376,101
United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	688,519	2,733,839
Abu Dhabi Islamic Bank PJSC	292,848	1,737,230
Aldar Properties PJSC	205,432	530,099
Dubai Islamic Bank PJSC	717,654	1,870,669
Emaar Development PJSC	640,021	2,344,630
Emaar Properties PJSC	1,356,530	4,821,951
Emirates NBD Bank PJSC	518,868	3,429,367
First Abu Dhabi Bank PJSC	285,966	1,220,071
		18,687,856
United Kingdom — 0.5%
Anglogold Ashanti PLC	89,891	6,340,011
United States — 0.3%
JBS NV - Class A (b)	201,150	3,003,170
Titan SA	4,650	189,783
		3,192,953
Total Common Stocks (Cost $923,973,069)		1,134,965,605

Preferred Stocks—1.6%
Brazil — 1.1%
Banco Bradesco SA	1,203,100	3,998,843
Itau Unibanco Holding SA	118,030	866,444
Itausa SA	1,805,626	3,891,311
Marcopolo SA	252,900	423,381
Petroleo Brasileiro SA - Petrobras	577,500	3,413,622
Petroleo Brasileiro SA - Petrobras (ADR)	18,100	213,942
		12,807,543
Chile — 0.1%
Embotelladora Andina SA	239,575	943,917
India — 0.0%
TVS Motor Co. Ltd. (b)	330,784	37,255
South Korea — 0.4%
Samsung Electronics Co. Ltd.	98,367	4,676,492
Total Preferred Stocks (Cost $15,716,827)		18,465,207

BHFTI-306

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2025
Warrants—0.0%
Security Description	Shares/ Principal Amount*	Value

Malaysia — 0.0%
YTL Corp. Bhd., Expires 06/02/28 (b) (Cost $0)	79,600	$24,661

Short-Term Investments—0.4%
Short-Term Investment Funds — 0.4%
Invesco Treasury Portfolio, Institutional Class
3.990% (e)	4,526,872	4,526,872
Total Short-Term Investments (Cost $4,526,872)		4,526,872

Securities Lending Reinvestments (f)—0.9%
Short-Term Investment Funds — 0.8%
AB Government Money Market Portfolio, Institutional Class, 3.960% (e)	50,000	50,000
Allspring Government Money Market Fund, Select Class, 4.070% (e)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.020% (e)	1,200,000	1,200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.000% (e)	1,200,000	1,200,000
Fidelity Investments Money Market Government Portfolio, Institutional Class , 4.040% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.990% (e)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.050% (e)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.050% (e)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares, 4.060% (e)	1,400,000	1,400,000
		8,850,000

Repurchase Agreements — 0.1%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $76,407; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $77,926	76,398	76,398
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $922,504; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $940,845	922,397	$922,397
		998,795
Total Securities Lending Reinvestments (Cost $9,848,795)		9,848,795
Total Investments—99.4% (Cost $954,065,563)		1,167,831,140
Other assets and liabilities (net)—0.6%		7,513,874
Net Assets—100.0%		$1,175,345,014

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2025, the market value of restricted securities was $0, which is
0.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $27,532,535 and the collateral received consisted of cash in the amount of
$9,848,795 and non-cash collateral with a value of $19,279,469. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.1% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.

Ten Largest Industries as of September 30, 2025 (Unaudited)	% of Net Assets
Banks	16.6
Semiconductors & Semiconductor Equipment	14.2
Interactive Media & Services	6.7
Broadline Retail	6.1
Technology Hardware, Storage & Peripherals	6.1
Metals & Mining	4.3
Oil, Gas & Consumable Fuels	3.7
Electronic Equipment, Instruments & Components	3.1
Insurance	3.0
Automobiles	2.9

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/12/19-10/13/21	2,524,904	$8,857,252	$0
BHFTI-307

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2025
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Futures	12/19/25	325	USD	22,095,125	$209,213
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$36,510,915	$—	$—	$36,510,915
Chile	2,143,224	—	—	2,143,224
China	13,152,509	340,549,728	448,889	354,151,126
Czech Republic	—	3,674,557	—	3,674,557
Egypt	—	214,634	—	214,634
Greece	—	7,944,384	—	7,944,384
Hong Kong	3,859	5,742,397	—	5,746,256
Hungary	—	2,687,358	—	2,687,358
India	6,447,500	168,174,602	—	174,622,102
Indonesia	—	10,180,930	—	10,180,930
Kuwait	—	6,160,027	—	6,160,027
Malaysia	—	11,441,065	—	11,441,065
Mexico	22,744,814	—	—	22,744,814
Peru	4,255,396	—	—	4,255,396
Philippines	—	3,747,026	—	3,747,026
Poland	—	9,375,390	—	9,375,390
Qatar	—	8,156,859	—	8,156,859
Russia	—	—	0	0
Saudi Arabia	—	36,934,055	—	36,934,055
South Africa	—	33,692,732	—	33,692,732
South Korea	—	124,441,580	—	124,441,580
Taiwan	805,885	224,523,715	928,778	226,258,378
Thailand	1,985,170	12,300,706	—	14,285,876
Turkey	—	7,376,101	—	7,376,101
United Arab Emirates	—	18,687,856	—	18,687,856
United Kingdom	—	6,340,011	—	6,340,011
United States	3,003,170	189,783	—	3,192,953
Total Common Stocks	91,052,442	1,042,535,496	1,377,667	1,134,965,605
Preferred Stocks
Brazil	12,807,543	—	—	12,807,543
Chile	943,917	—	—	943,917
India	—	37,255	—	37,255
South Korea	—	4,676,492	—	4,676,492
Total Preferred Stocks	13,751,460	4,713,747	—	18,465,207
Total Warrants*	—	24,661	—	24,661
Total Short-Term Investments*	4,526,872	—	—	4,526,872
Securities Lending Reinvestments
Short-Term Investment Funds	8,850,000	—	—	8,850,000
BHFTI-308

Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio
Schedule of Investments as of September 30, 2025
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$998,795	$—	$998,795
Total Securities Lending Reinvestments	8,850,000	998,795	—	9,848,795
Total Investments	$118,180,774	$1,048,272,699	$1,377,667	$1,167,831,140
Collateral for Securities Loaned (Liability)	$—	$(9,848,795)	$—	$(9,848,795)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$209,213	$—	$—	$209,213

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
During the period ended September 30, 2025, transfers into Level 3 in the amount of $314,718 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.
BHFTI-309

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—94.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 94.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (a)	4,429,817	$59,492,442
iShares 0-5 Year TIPS Bond ETF (a)	646,772	66,850,354
iShares Core MSCI Emerging Markets ETF	2,299,245	151,566,231
iShares Core S&P 500 ETF	350,204	234,391,537
iShares Core S&P Mid-Cap ETF (a)	730,032	47,641,888
iShares Core S&P Small-Cap ETF (a)	866,586	102,976,415
Schwab International Small-Cap Equity ETF (a)	689,131	31,362,352
SPDR Blackstone Senior Loan ETF (a) (b)	1,008,560	41,935,925
SPDR Bloomberg Emerging Markets Local Bond ETF (b)	1,960,794	41,882,560
SPDR Bloomberg High Yield Bond ETF (a) (b)	1,123,180	110,060,408
SPDR Gold Shares (a) (b) (c)	226,228	80,417,267
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	3,033,485	129,802,823
SPDR Portfolio Intermediate Term Corporate Bond ETF (b)	493,890	16,737,932
SPDR S&P 500 ETF Trust (a) (b)	518,113	345,156,518
Vanguard Total Bond Market ETF (a)	1,703,336	126,677,098
Total Investment Companies (Cost $1,362,601,773)		1,586,951,750

Short-Term Investments—6.0%
Short-Term Investment Funds—6.0%
Invesco Treasury Portfolio, Institutional Class
3.990% (d)	101,238,555	101,238,555
Total Short-Term Investments (Cost $101,238,555)		101,238,555

Securities Lending Reinvestments (e)—14.6%
Short-Term Investment Funds—0.2%
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (d)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (d)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.060% (d)	1,000,000	1,000,000
		4,000,000

Certificates of Deposit—1.5%
Bank of Nova Scotia
4.460%, SOFR + 0.330%, 07/22/26 (f)	2,000,000	1,999,979
Mitsubishi UFJ Trust & Banking Corp.
4.350%, SOFR + 0.220%, 03/17/26 (f)	1,000,000	1,000,021
Mizuho Bank Ltd.
4.400%, SOFR + 0.240%, 01/13/26 (f)	4,000,000	4,000,340
4.450%, SOFR + 0.290%, 11/13/25 (f)	2,000,000	2,000,266
National Bank of Canada
4.360%, SOFR + 0.200%, 02/11/26 (f)	1,000,000	999,805
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 12/15/25 (f)	2,000,000	2,000,262
Skandinaviska Enskilda Banken AB
4.080%, 10/06/25	5,000,000	4,999,985
4.360%, SOFR + 0.200%, 12/08/25 (f)	1,000,000	999,997
Standard Chartered Bank
4.390%, SOFR + 0.260%, 02/06/26 (f)	2,000,000	2,000,348
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp.
4.360%, SOFR + 0.230%, 01/30/26 (f)	1,000,000	$1,000,101
Sumitomo Mitsui Trust Bank Ltd.
4.480%, 10/24/25	1,000,000	1,000,290
4.500%, 10/10/25	2,000,000	2,000,240
Toronto-Dominion Bank
4.450%, SOFR + 0.290%, 03/20/26 (f)	1,000,000	1,000,277
		25,001,911
Commercial Paper—0.9%
Chesham Finance Ltd./Chesham Finance LLC
4.090%, 10/03/25	3,000,000	2,998,959
Ionic Funding LLC
4.130%, 10/02/25	7,000,000	6,998,313
Old Line Funding LLC
4.300%, SOFR + 0.140%, 12/08/25 (f)	2,000,000	1,999,806
Salisbury Receivables Co. LLC
4.150%, 12/11/25	2,000,000	1,983,212
4.180%, 12/08/25	2,000,000	1,983,900
		15,964,190
Repurchase Agreements—9.2%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $15,001,750; collateralized by various Common Stock with an aggregate market value of $16,685,036	15,000,000	15,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $2,023,082; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $2,228,029	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $10,001,161; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $10,200,005	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $10,239,178; collateralized by various Common Stock with an aggregate market value of $11,000,003	10,000,000	10,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $5,700,657; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $5,814,001	5,700,000	5,700,000
BHFTI-310

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $10,778,906; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $10,993,204	10,777,651	$10,777,651
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $2,000,238; collateralized by various Common Stock with an aggregate market value of $2,230,188	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $40,033,444; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $44,487,515	40,000,000	40,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/25 at 4.330%, due on 10/07/25 with a maturity value of $29,024,416; collateralized by various Common Stock with an aggregate market value of $32,339,036	29,000,000	29,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $20,084,778; collateralized by various Common Stock with an aggregate market value of $22,224,914	20,000,000	20,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $6,100,693; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $6,222,001	6,100,000	6,100,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $4,000,466; collateralized by various Common Stock with an aggregate market value of $4,400,512	4,000,000	4,000,000
		154,577,651
Time Deposits—2.8%
Banco Santander SA
4.090%, 10/01/25	5,000,000	5,000,000
Canadian Imperial Bank
4.060%, 10/01/25	1,000,000	1,000,000
DNB Bank ASA
4.040%, 10/01/25	7,000,000	7,000,000
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
DZ Bank AG (NY)
4.080%, 10/01/25	5,000,000	$5,000,000
First Abu Dhabi Bank USA NV
4.080%, 10/01/25	10,000,000	10,000,000
National Bank of Canada
4.160%, OBFR + 0.070% 10/07/25 (f)	2,000,000	2,000,000
Nordea Bank Abp
4.060%, 10/01/25	5,000,000	5,000,000
Skandinaviska (NY)
4.060%, 10/01/25	5,000,000	5,000,000
Svenska (NY)
4.060%, 10/01/25	7,000,000	7,000,000
		47,000,000
Total Securities Lending Reinvestments (Cost $246,544,017)		246,543,752
Total Investments—114.6% (Cost $1,710,384,345)		1,934,734,057
Other assets and liabilities (net)—(14.6)%		(246,997,870)
Net Assets—100.0%		$1,687,736,187

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $456,442,836 and the collateral received consisted of cash in the amount of $246,530,420 and non-cash collateral with a value of $218,242,305. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-311

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
Communication Services Select Sector SPDR Fund	$32,883,259	$34,660,061	$(68,809,120)	$4,476,347	$(3,210,547)	$—
Consumer Discretionary Select Sector SPDR Fund	33,055,056	33,564,783	(66,910,283)	(1,167,397)	1,457,841	—
Consumer Staples Select Sector SPDR Fund	—	32,883,619	(33,312,538)	428,919	—	—
Energy Select Sector SPDR Fund	—	34,723,956	(32,927,322)	(1,796,634)	—	—
Financial Select Sector SPDR Fund	32,806,646	29,159,925	(66,364,742)	4,807,819	(409,648)	—
Health Care Select Sector SPDR Fund	—	32,894,635	(33,304,033)	409,398	—	—
SPDR Blackstone Senior Loan ETF	42,650,772	3,514,032	(4,006,353)	(72,939)	(149,587)	41,935,925
SPDR Bloomberg Emerging Markets Local Bond ETF	41,707,389	1,898,152	(5,289,745)	(346,185)	3,912,949	41,882,560
SPDR Bloomberg High Yield Bond ETF	75,753,631	110,079,199	(75,865,611)	(2,590,614)	2,683,803	110,060,408
SPDR Gold Shares	63,040,967	—	(10,538,472)	4,220,448	23,694,324	80,417,267
SPDR Portfolio Developed World ex-U.S. ETF	121,246,825	137,605,790	(165,989,052)	13,353,253	23,586,007	129,802,823
SPDR Portfolio Intermediate Term Corporate Bond ETF	50,627,304	22,545,936	(56,735,409)	(655,259)	955,360	16,737,932
SPDR S&P 500 ETF Trust	255,716,081	232,543,202	(182,556,251)	44,201,253	(4,747,767)	345,156,518
Technology Select Sector SPDR Fund	—	31,181,935	(27,358,303)	(3,823,632)	—	—
	$749,487,930	$737,255,225	$(829,967,234)	$61,444,777	$47,772,735	$765,993,433

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
Communication Services Select Sector SPDR Fund	$172,575	—
Consumer Discretionary Select Sector SPDR Fund	—	—
Consumer Staples Select Sector SPDR Fund	221,244	—
Energy Select Sector SPDR Fund	267,886	—
Financial Select Sector SPDR Fund	—	—
Health Care Select Sector SPDR Fund	153,666	—
SPDR Blackstone Senior Loan ETF	2,091,219	1,008,560
SPDR Bloomberg Emerging Markets Local Bond ETF	1,539,025	1,960,794
SPDR Bloomberg High Yield Bond ETF	2,526,826	1,123,180
SPDR Gold Shares	—	226,228
SPDR Portfolio Developed World ex-U.S. ETF	1,498,288	3,033,485
SPDR Portfolio Intermediate Term Corporate Bond ETF	458,458	493,890
SPDR S&P 500 ETF Trust	2,013,780	518,113
Technology Select Sector SPDR Fund	56,095	—
	$10,999,062
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$1,586,951,750	$—	$—	$1,586,951,750
Total Short-Term Investments*	101,238,555	—	—	101,238,555
Securities Lending Reinvestments
Short-Term Investment Funds	4,000,000	—	—	4,000,000
Certificates of Deposit	—	25,001,911	—	25,001,911
Commercial Paper	—	15,964,190	—	15,964,190
Repurchase Agreements	—	154,577,651	—	154,577,651
BHFTI-312

Brighthouse Funds Trust I
SSGA Growth and Income ETF Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Time Deposits	$—	$47,000,000	$—	$47,000,000
Total Securities Lending Reinvestments	4,000,000	242,543,752	—	246,543,752
Total Investments	$1,692,190,305	$242,543,752	$—	$1,934,734,057
Collateral for Securities Loaned (Liability)	$—	$(246,530,420)	$—	$(246,530,420)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-313

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investment Companies—97.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Exchange-Traded Funds — 97.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (a)	2,544,909	$34,178,128
iShares Core MSCI Emerging Markets ETF	1,348,540	88,895,757
iShares Core S&P 500 ETF	196,625	131,601,112
iShares Core S&P Mid-Cap ETF (a)	509,355	33,240,507
iShares Core S&P Small-Cap ETF (a)	500,746	59,503,647
Schwab International Small-Cap Equity ETF (a)	497,917	22,660,203
SPDR Blackstone Senior Loan ETF (a) (b)	276,150	11,482,317
SPDR Bloomberg Emerging Markets Local Bond ETF (a) (b)	525,455	11,223,719
SPDR Bloomberg High Yield Bond ETF (a) (b)	306,699	30,053,435
SPDR Gold Shares (a) (b) (c)	95,922	34,097,393
SPDR Portfolio Developed World ex-U.S. ETF (a) (b)	2,303,392	98,562,144
SPDR S&P 500 ETF Trust (a) (b)	271,181	180,655,359
Total Investment Companies (Cost $604,240,019)		736,153,721

Short-Term Investments—3.0%
Short-Term Investment Funds—3.0%
Invesco Treasury Portfolio, Institutional Class
3.990% (d)	23,029,285	23,029,285
Total Short-Term Investments (Cost $23,029,285)		23,029,285

Securities Lending Reinvestments (e)—13.1%
Short-Term Investment Funds—3.8%
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (d)	12,000,000	12,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (d)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (d)	12,000,000	12,000,000
		29,000,000

Certificates of Deposit—1.3%
Bank of Montreal
4.500%, SOFR + 0.370%, 08/07/26 (f)	3,500,000	3,500,882
Credit Agricole Corp. and Investment Bank
4.370%, SOFR + 0.240%, 12/03/25 (f)	1,000,000	999,978
Mizuho Bank Ltd.
4.450%, SOFR + 0.290%, 11/13/25 (f)	2,000,000	2,000,266
National Bank of Canada
4.360%, SOFR + 0.200%, 02/11/26 (f)	1,000,000	999,805
Standard Chartered Bank
4.390%, SOFR + 0.260%, 02/06/26 (f)	2,000,000	2,000,348
		9,501,279
Commercial Paper—0.4%
Ionic Funding LLC
4.130%, 10/02/25	3,000,000	2,999,277
Security Description	Principal Amount*	Value
Repurchase Agreements—5.1%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by various Common Stock with an aggregate market value of $2,224,672	2,000,000	$2,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $2,023,082; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $2,228,029	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $5,000,581; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $5,100,002	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $5,119,589; collateralized by various Common Stock with an aggregate market value of $5,500,001	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $2,200,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $2,244,000	2,200,000	2,200,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $12,540,602; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $12,789,926	12,539,143	12,539,143
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $5,004,181; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $5,560,939	5,000,000	5,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $3,012,717; collateralized by various Common Stock with an aggregate market value of $3,333,737	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $2,300,261; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $2,346,000	2,300,000	2,300,000
		39,039,143
Time Deposits—2.5%
Banco Santander SA
4.090%, 10/01/25	2,000,000	2,000,000
Canadian Imperial Bank
4.060%, 10/01/25	2,000,000	2,000,000
BHFTI-314

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
DNB Bank ASA
4.040%, 10/01/25	2,000,000	$2,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	2,000,000	2,000,000
First Abu Dhabi Bank USA NV
4.080%, 10/01/25	4,000,000	4,000,000
Nordea Bank Abp
4.060%, 10/01/25	2,000,000	2,000,000
Skandinaviska (NY)
4.060%, 10/01/25	3,000,000	3,000,000
Svenska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
		19,000,000
Total Securities Lending Reinvestments (Cost $99,538,821)		99,539,699
Total Investments—113.1% (Cost $726,808,125)		858,722,705
Other assets and liabilities (net)—(13.1)%		(99,740,215)
Net Assets—100.0%		$758,982,490

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $226,386,451 and the collateral received consisted of cash in the amount of $99,536,764 and non-cash collateral with a value of $130,729,871. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2025
Communication Services Select Sector SPDR Fund	$21,610,025	$22,240,573	$(44,587,112)	$2,854,230	$(2,117,716)	$—
Consumer Discretionary Select Sector SPDR Fund	21,712,144	22,355,187	(44,262,195)	(762,716)	957,580	—
Consumer Staples Select Sector SPDR Fund	—	21,873,632	(22,157,450)	283,818	—	—
Energy Select Sector SPDR Fund	—	22,492,107	(21,219,285)	(1,272,822)	—	—
Financial Select Sector SPDR Fund	21,609,503	18,638,700	(43,045,510)	3,071,503	(274,196)	—
Health Care Select Sector SPDR Fund	—	21,668,396	(21,937,732)	269,336	—	—
SPDR Blackstone Senior Loan ETF	11,229,877	1,754,607	(1,432,751)	(31,653)	(37,763)	11,482,317
SPDR Bloomberg Emerging Markets Local Bond ETF	10,976,915	1,179,302	(1,858,560)	(131,029)	1,057,091	11,223,719
SPDR Bloomberg High Yield Bond ETF	25,846,593	37,092,220	(33,036,812)	(655,919)	807,353	30,053,435
SPDR Dow Jones International Real Estate ETF	—	7,109,208	(7,535,812)	426,604	—	—
SPDR Gold Shares	27,020,982	—	(4,819,278)	1,989,571	9,906,118	34,097,393
SPDR Portfolio Developed World ex-U.S. ETF	85,047,079	65,657,510	(75,530,323)	7,487,619	15,900,259	98,562,144
SPDR Portfolio Intermediate Term Corporate Bond ETF	22,191,296	7,474,359	(29,684,748)	(292,506)	311,599	—
SPDR S&P 500 ETF Trust	133,982,577	107,891,307	(80,706,868)	21,684,859	(2,196,516)	180,655,359
Technology Select Sector SPDR Fund	—	20,568,586	(18,046,398)	(2,522,188)	—	—
	$381,226,991	$377,995,694	$(449,860,834)	$32,398,707	$24,313,809	$366,074,367

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
Communication Services Select Sector SPDR Fund	$113,706	—
Consumer Discretionary Select Sector SPDR Fund	—	—
BHFTI-315

Brighthouse Funds Trust I
SSGA Growth ETF Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
Consumer Staples Select Sector SPDR Fund	$145,909	—
Energy Select Sector SPDR Fund	176,731	—
Financial Select Sector SPDR Fund	—	—
Health Care Select Sector SPDR Fund	101,222	—
SPDR Blackstone Senior Loan ETF	550,173	276,150
SPDR Bloomberg Emerging Markets Local Bond ETF	405,132	525,455
SPDR Bloomberg High Yield Bond ETF	849,587	306,699
SPDR Dow Jones International Real Estate ETF	71,893	—
SPDR Gold Shares	—	95,922
SPDR Portfolio Developed World ex-U.S. ETF	1,197,748	2,303,392
SPDR Portfolio Intermediate Term Corporate Bond ETF	161,650	—
SPDR S&P 500 ETF Trust	1,046,519	271,181
Technology Select Sector SPDR Fund	37,002	—
	$4,857,272
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$736,153,721	$—	$—	$736,153,721
Total Short-Term Investments*	23,029,285	—	—	23,029,285
Securities Lending Reinvestments
Short-Term Investment Funds	29,000,000	—	—	29,000,000
Certificates of Deposit	—	9,501,279	—	9,501,279
Commercial Paper	—	2,999,277	—	2,999,277
Repurchase Agreements	—	39,039,143	—	39,039,143
Time Deposits	—	19,000,000	—	19,000,000
Total Securities Lending Reinvestments	29,000,000	70,539,699	—	99,539,699
Total Investments	$788,183,006	$70,539,699	$—	$858,722,705
Collateral for Securities Loaned (Liability)	$—	$(99,536,764)	$—	$(99,536,764)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-316

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.6%
Boeing Co. (a)	130,522	$28,170,563
General Electric Co.	101,794	30,621,671
L3Harris Technologies, Inc. (b)	189,605	57,907,263
		116,699,497
Air Freight & Logistics — 0.4%
United Parcel Service, Inc. - Class B	112,882	9,429,034
Banks — 10.8%
Bank of America Corp.	2,041,950	105,344,200
Citigroup, Inc.	492,132	49,951,398
Huntington Bancshares, Inc.	1,410,536	24,359,957
U.S. Bancorp (b)	673,408	32,545,809
Wells Fargo & Co.	710,103	59,520,833
		271,722,197
Beverages — 0.8%
Coca-Cola Co.	288,223	19,114,949
Broadline Retail — 2.2%
Amazon.com, Inc. (a)	255,830	56,172,593
Capital Markets — 2.8%
Charles Schwab Corp.	727,020	69,408,600
Chemicals — 1.4%
CF Industries Holdings, Inc. (b)	226,699	20,334,900
RPM International, Inc.	133,780	15,769,987
		36,104,887
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc.	230,083	23,712,354
Containers & Packaging — 1.3%
International Paper Co. (b)	706,031	32,759,839
Electric Utilities — 1.7%
Southern Co. (b)	464,907	44,059,236
Electrical Equipment — 1.1%
Rockwell Automation, Inc. (b)	75,793	26,491,927
Electronic Equipment, Instruments & Components — 0.6%
Ralliant Corp.	132,766	5,805,857
TE Connectivity PLC	39,496	8,670,557
		14,476,414
Energy Equipment & Services — 0.9%
Schlumberger NV	649,552	22,325,102
Entertainment — 0.8%
Walt Disney Co.	181,940	20,832,130
Financial Services — 1.8%
Corebridge Financial, Inc.	479,863	15,379,609
Equitable Holdings, Inc. (b)	591,443	30,033,476
		45,413,085
Security Description	Shares	Value
Ground Transportation — 2.6%
CSX Corp.	976,061	$34,659,926
Norfolk Southern Corp.	101,864	30,600,964
		65,260,890
Health Care Equipment & Supplies — 3.5%
Baxter International, Inc. (b)	605,897	13,796,275
Becton Dickinson & Co.	140,839	26,360,835
Zimmer Biomet Holdings, Inc.	480,884	47,367,074
		87,524,184
Health Care Providers & Services — 5.0%
Cigna Group	68,065	19,619,736
CVS Health Corp.	554,347	41,792,220
Elevance Health, Inc.	170,800	55,188,896
UnitedHealth Group, Inc.	31,036	10,716,731
		127,317,583
Hotels, Restaurants & Leisure — 1.3%
Las Vegas Sands Corp.	586,488	31,547,190
Household Products — 4.5%
Colgate-Palmolive Co. (b)	395,718	31,633,697
Kimberly-Clark Corp.	299,676	37,261,714
Procter & Gamble Co.	295,276	45,369,157
		114,264,568
Industrial Conglomerates — 1.1%
Siemens AG	100,047	26,994,497
Industrial REITs — 1.0%
Rexford Industrial Realty, Inc. (b)	630,390	25,915,333
Insurance — 6.1%
Allstate Corp.	171,000	36,705,150
Chubb Ltd.	183,188	51,704,813
Hartford Insurance Group, Inc.	423,381	56,474,792
Travelers Cos., Inc.	35,233	9,837,758
		154,722,513
Interactive Media & Services — 4.3%
Alphabet, Inc. - Class C	366,587	89,282,264
Meta Platforms, Inc. - Class A	26,780	19,666,696
		108,948,960
IT Services — 0.6%
Accenture PLC - Class A	55,954	13,798,256
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	24,708	11,983,874
Machinery — 3.9%
AGCO Corp. (b)	188,305	20,161,816
Cummins, Inc.	63,949	27,010,139
Fortive Corp. (b)	529,510	25,940,695
BHFTI-317

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Stanley Black & Decker, Inc. (b)	355,808	$26,447,209
		99,559,859
Media — 1.3%
Comcast Corp. - Class A	418,217	13,140,378
News Corp. - Class A	651,020	19,992,824
		33,133,202
Multi-Utilities — 4.0%
Ameren Corp. (b)	529,456	55,264,617
Dominion Energy, Inc. (b)	209,757	12,830,836
Sempra	377,293	33,948,824
		102,044,277
Oil, Gas & Consumable Fuels — 7.2%
ConocoPhillips	658,982	62,333,107
EOG Resources, Inc.	142,937	16,026,096
EQT Corp.	197,301	10,739,093
Expand Energy Corp.	108,552	11,532,565
Exxon Mobil Corp.	337,384	38,040,046
TotalEnergies SE (ADR)	426,788	25,474,976
Williams Cos., Inc.	286,510	18,150,409
		182,296,292
Personal Care Products — 1.5%
Kenvue, Inc.	2,323,981	37,718,212
Pharmaceuticals — 3.8%
AstraZeneca PLC (ADR)	228,994	17,568,420
Johnson & Johnson	86,859	16,105,396
Merck & Co., Inc.	290,000	24,339,700
Sanofi SA (ADR)	341,361	16,112,239
Viatris, Inc.	2,119,834	20,986,356
		95,112,111
Residential REITs — 1.6%
AvalonBay Communities, Inc. (b)	206,339	39,858,505
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc. (a)	155,860	25,216,589
Applied Materials, Inc.	103,094	21,107,466
Intel Corp. (a)	376,419	12,628,857
QUALCOMM, Inc.	209,671	34,880,868
Texas Instruments, Inc.	144,054	26,467,041
		120,300,821
Software — 2.2%
Microsoft Corp.	49,699	25,741,597
Salesforce, Inc.	124,663	29,545,131
		55,286,728
Specialized REITs — 0.9%
Weyerhaeuser Co. (b)	959,588	23,788,187
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 1.9%
Home Depot, Inc.	118,331	$47,946,538
Technology Hardware, Storage & Peripherals — 1.2%
Samsung Electronics Co. Ltd.	503,342	30,254,064
Tobacco — 1.3%
Philip Morris International, Inc.	196,534	31,877,815
Total Common Stocks (Cost $2,077,653,216)		2,476,176,303

Short-Term Investments—1.6%
Short-Term Investment Funds—1.6%
T. Rowe Price Treasury Reserve Fund
4.150% (c) (d)	41,413,439	41,413,439
Total Short-Term Investments (Cost $41,413,439)		41,413,439

Securities Lending Reinvestments (e)—5.2%
Short-Term Investment Funds—0.3%
Allspring Government Money Market Fund, Select Class 4.070% (d)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.020% (d)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (d)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (d)	1,000,000	1,000,000
		6,000,000

Certificates of Deposit—0.4%
Bank of Montreal
4.510%, SOFR + 0.350%, 05/14/26 (f)	5,000,000	4,999,993
Bank of Nova Scotia
4.460%, SOFR + 0.330%, 07/22/26 (f)	1,000,000	999,989
Mizuho Bank Ltd.
4.400%, SOFR + 0.240%, 01/13/26 (f)	1,999,999	2,000,170
Standard Chartered Bank
4.390%, SOFR + 0.260%, 02/06/26 (f)	1,000,000	1,000,174
Sumitomo Mitsui Trust Bank Ltd.
4.500%, 10/10/25	2,000,000	2,000,240
		11,000,566
Commercial Paper—0.1%
Ionic Funding LLC
4.130%, 10/02/25	2,000,000	1,999,518
Old Line Funding LLC
4.310%, SOFR + 0.150%, 10/06/25 (f)	1,000,000	999,999
		2,999,517
BHFTI-318

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—3.4%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $2,040,000	2,000,000	$2,000,000
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $10,001,167; collateralized by various Common Stock with an aggregate market value of $11,123,358	10,000,000	10,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $10,920,780; collateralized by various Common Stock with an aggregate market value of $12,146,150	10,919,500	10,919,500
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $4,000,474; collateralized by various Common Stock with an aggregate market value of $4,449,343	4,000,000	4,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $1,011,541; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $1,114,015	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $5,000,581; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $5,100,002	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $2,047,836; collateralized by various Common Stock with an aggregate market value of $2,200,001	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $10,001,153; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $10,200,001	10,000,000	10,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $12,875,908; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $13,131,898	12,874,410	12,874,410
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $3,000,357; collateralized by various Common Stock with an aggregate market value of $3,345,282	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $3,100,369; collateralized by various Common Stock with an aggregate market value of $3,456,792	3,100,000	3,100,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $10,008,361; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $11,121,879	10,000,000	$10,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $2,000,233; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $2,040,238	2,000,000	2,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $6,025,433; collateralized by various Common Stock with an aggregate market value of $6,667,474	6,000,000	6,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $3,100,352; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $3,162,001	3,100,000	3,100,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $1,000,118; collateralized by various Common Stock with an aggregate market value of $1,112,442	1,000,000	1,000,000
		85,993,910
Time Deposits—1.0%
Banco Santander SA
4.090%, 10/01/25	4,000,000	4,000,000
Canadian Imperial Bank
4.060%, 10/01/25	3,000,000	3,000,000
DNB Bank ASA
4.040%, 10/01/25	2,000,000	2,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	4,000,000	4,000,000
First Abu Dhabi Bank USA NV
4.080%, 10/01/25	2,000,000	2,000,000
Nordea Bank Abp
4.060%, 10/01/25	4,000,000	4,000,000
Skandinaviska (NY)
4.060%, 10/01/25	4,000,000	4,000,000
BHFTI-319

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
Svenska (NY)
4.060%, 10/01/25	2,000,000	$2,000,000
		25,000,000
Total Securities Lending Reinvestments (Cost $130,993,676)		130,993,993
Total Investments—105.0% (Cost $2,250,060,331)		2,648,583,735
Other assets and liabilities (net)—(5.0)%		(125,632,683)
Net Assets—100.0%		$2,522,951,052

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $152,169,694 and the collateral received consisted of cash in the amount of $130,992,297 and non-cash collateral with a value of $24,310,038. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(f)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of September 30, 2025
T. Rowe Price Treasury Reserve Fund	$19,680,710	$279,036,265	$(257,303,536)	$41,413,439

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
T. Rowe Price Treasury Reserve Fund	$971,223	41,413,439
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$116,699,497	$—	$—	$116,699,497
Air Freight & Logistics	9,429,034	—	—	9,429,034
Banks	271,722,197	—	—	271,722,197
Beverages	19,114,949	—	—	19,114,949
Broadline Retail	56,172,593	—	—	56,172,593
Capital Markets	69,408,600	—	—	69,408,600
Chemicals	36,104,887	—	—	36,104,887
Consumer Staples Distribution & Retail	23,712,354	—	—	23,712,354
Containers & Packaging	32,759,839	—	—	32,759,839
Electric Utilities	44,059,236	—	—	44,059,236
Electrical Equipment	26,491,927	—	—	26,491,927
Electronic Equipment, Instruments & Components	14,476,414	—	—	14,476,414
Energy Equipment & Services	22,325,102	—	—	22,325,102
Entertainment	20,832,130	—	—	20,832,130
Financial Services	45,413,085	—	—	45,413,085
Ground Transportation	65,260,890	—	—	65,260,890
Health Care Equipment & Supplies	87,524,184	—	—	87,524,184
Health Care Providers & Services	127,317,583	—	—	127,317,583
Hotels, Restaurants & Leisure	31,547,190	—	—	31,547,190
Household Products	114,264,568	—	—	114,264,568
Industrial Conglomerates	—	26,994,497	—	26,994,497
BHFTI-320

Brighthouse Funds Trust I
T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Industrial REITs	$25,915,333	$—	$—	$25,915,333
Insurance	154,722,513	—	—	154,722,513
Interactive Media & Services	108,948,960	—	—	108,948,960
IT Services	13,798,256	—	—	13,798,256
Life Sciences Tools & Services	11,983,874	—	—	11,983,874
Machinery	99,559,859	—	—	99,559,859
Media	33,133,202	—	—	33,133,202
Multi-Utilities	102,044,277	—	—	102,044,277
Oil, Gas & Consumable Fuels	182,296,292	—	—	182,296,292
Personal Care Products	37,718,212	—	—	37,718,212
Pharmaceuticals	95,112,111	—	—	95,112,111
Residential REITs	39,858,505	—	—	39,858,505
Semiconductors & Semiconductor Equipment	120,300,821	—	—	120,300,821
Software	55,286,728	—	—	55,286,728
Specialized REITs	23,788,187	—	—	23,788,187
Specialty Retail	47,946,538	—	—	47,946,538
Technology Hardware, Storage & Peripherals	—	30,254,064	—	30,254,064
Tobacco	31,877,815	—	—	31,877,815
Total Common Stocks	2,418,927,742	57,248,561	—	2,476,176,303
Total Short-Term Investments*	41,413,439	—	—	41,413,439
Securities Lending Reinvestments
Short-Term Investment Funds	6,000,000	—	—	6,000,000
Certificates of Deposit	—	11,000,566	—	11,000,566
Commercial Paper	—	2,999,517	—	2,999,517
Repurchase Agreements	—	85,993,910	—	85,993,910
Time Deposits	—	25,000,000	—	25,000,000
Total Securities Lending Reinvestments	6,000,000	124,993,993	—	130,993,993
Total Investments	$2,466,341,181	$182,242,554	$—	$2,648,583,735
Collateral for Securities Loaned (Liability)	$—	$(130,992,297)	$—	$(130,992,297)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-321

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.6%
BWX Technologies, Inc. (a)	61,700	$11,375,629
Firefly Aerospace, Inc. (b)	17,198	504,245
StandardAero, Inc. (b)	180,273	4,919,650
Textron, Inc.	167,461	14,148,780
		30,948,304
Biotechnology — 6.2%
Alnylam Pharmaceuticals, Inc. (b)	44,507	20,295,192
Arcellx, Inc. (b)	33,900	2,783,190
Ascendis Pharma AS (ADR) (b)	42,400	8,429,544
Biogen, Inc. (b)	21,300	2,983,704
BioNTech SE (ADR) (a) (b)	43,700	4,309,694
Caris Life Sciences, Inc. (b)	35,953	1,087,578
Caris Life Sciences, Inc. † (b) (c)	66,943	2,025,026
CRISPR Therapeutics AG (a) (b)	48,309	3,130,906
Cytokinetics, Inc. (a) (b)	114,000	6,265,440
Ionis Pharmaceuticals, Inc. (a) (b)	237,390	15,530,054
Revolution Medicines, Inc. (a) (b)	64,000	2,988,800
Vaxcyte, Inc. (a) (b)	74,832	2,695,449
		72,524,577
Capital Markets — 4.4%
Bullish (b)	13,428	854,155
Cboe Global Markets, Inc.	38,600	9,466,650
MarketAxess Holdings, Inc.	25,400	4,425,950
MSCI, Inc.	25,500	14,468,955
Raymond James Financial, Inc. (a)	76,100	13,134,860
TPG, Inc. (a)	69,184	3,974,621
Tradeweb Markets, Inc. - Class A (a)	47,100	5,227,158
		51,552,349
Commercial Services & Supplies — 0.8%
Veralto Corp.	66,400	7,078,904
Waste Connections, Inc.	10,300	1,810,740
		8,889,644
Construction & Engineering — 0.6%
Quanta Services, Inc. (a)	16,200	6,713,604
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	22,038	13,890,111
Consumer Staples Distribution & Retail — 2.6%
Casey's General Stores, Inc. (a)	19,792	11,188,814
Dollar Tree, Inc. (a) (b)	162,171	15,304,077
Maplebear, Inc. (a) (b)	115,900	4,260,484
		30,753,375
Containers & Packaging — 2.1%
Avery Dennison Corp. (a)	69,100	11,205,947
Ball Corp.	140,986	7,108,514
Sealed Air Corp. (a)	163,500	5,779,725
		24,094,186
Security Description	Shares	Value
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc. (b)	37,400	$4,060,518
Duolingo, Inc. (a) (b)	23,400	7,531,056
McGraw Hill, Inc. (b)	134,691	1,690,372
Service Corp. International	38,200	3,179,004
		16,460,950
Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp. - Class A	118,400	14,652,000
Corning, Inc.	93,800	7,694,414
Keysight Technologies, Inc. (b)	69,000	12,069,480
Ralliant Corp.	59,363	2,595,944
		37,011,838
Energy Equipment & Services — 1.4%
TechnipFMC PLC (a)	429,442	16,941,487
Entertainment — 2.4%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	175,991	18,382,260
Liberty Media Corp.-Liberty Live - Class C (b)	75,700	7,340,629
Live Nation Entertainment, Inc. (a) (b)	14,300	2,336,620
		28,059,509
Financial Services — 1.4%
Corpay, Inc. (a) (b)	26,541	7,645,401
Klarna Group PLC (a) (b)	30,785	1,128,270
Toast, Inc. - Class A (b)	224,100	8,181,891
		16,955,562
Food Products — 0.7%
McCormick & Co., Inc. (a)	124,300	8,316,913
Ground Transportation — 1.7%
JB Hunt Transport Services, Inc.	20,943	2,809,922
Old Dominion Freight Line, Inc. (a)	67,800	9,544,884
XPO, Inc. (a) (b)	60,700	7,846,689
		20,201,495
Health Care Equipment & Supplies — 6.0%
Alcon AG (a)	102,700	7,652,177
Align Technology, Inc. (b)	44,100	5,522,202
Cooper Cos., Inc. (a) (b)	200,900	13,773,704
Hologic, Inc. (b)	381,000	25,713,690
Masimo Corp. (a) (b)	17,100	2,523,105
QuidelOrtho Corp. (b)	112,474	3,312,360
Teleflex, Inc.	95,423	11,675,958
		70,173,196
Health Care Providers & Services — 0.9%
Encompass Health Corp. (a)	44,300	5,626,986
Molina Healthcare, Inc. (a) (b)	27,100	5,185,856
		10,812,842
Health Care Technology — 2.1%
Veeva Systems, Inc. - Class A (b)	80,861	24,089,301
BHFTI-322

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure — 10.8%
Domino's Pizza, Inc.	40,010	$17,272,717
DraftKings, Inc. - Class A (b)	379,900	14,208,260
Hilton Worldwide Holdings, Inc.	90,100	23,375,544
Planet Fitness, Inc. - Class A (a) (b)	134,700	13,981,860
Sportradar Group AG - Class A (b)	140,600	3,782,140
Texas Roadhouse, Inc.	43,700	7,260,755
Viking Holdings Ltd. (a) (b)	255,420	15,876,907
Wingstop, Inc. (a)	14,400	3,624,192
Wyndham Hotels & Resorts, Inc. (a)	66,300	5,297,370
Yum! Brands, Inc.	137,671	20,925,992
		125,605,737
Household Durables — 0.4%
TopBuild Corp. (b)	11,800	4,612,148
Insurance — 2.6%
Assurant, Inc.	79,200	17,154,720
Axis Capital Holdings Ltd.	41,800	4,004,440
Markel Group, Inc. (b)	3,100	5,925,216
Ryan Specialty Holdings, Inc. (a)	55,100	3,105,436
		30,189,812
Interactive Media & Services — 1.1%
Match Group, Inc.	100,146	3,537,157
Reddit, Inc. - Class A (b)	41,829	9,620,251
		13,157,408
IT Services — 0.3%
MongoDB, Inc. (b)	11,800	3,662,484
Life Sciences Tools & Services — 4.7%
Agilent Technologies, Inc.	164,000	21,049,400
Avantor, Inc. (a) (b)	686,400	8,566,272
Bruker Corp.	120,311	3,908,904
Mettler-Toledo International, Inc. (a) (b)	14,200	17,432,062
West Pharmaceutical Services, Inc.	13,118	3,441,245
		54,397,883
Machinery — 3.4%
Esab Corp. (a)	105,817	11,823,991
Fortive Corp. (a)	78,533	3,847,332
IDEX Corp. (a)	12,500	2,034,500
Ingersoll Rand, Inc. (a)	183,900	15,193,818
ITT, Inc. (a)	39,800	7,114,648
		40,014,289
Media — 1.3%
New York Times Co. - Class A	172,800	9,918,720
Trade Desk, Inc. - Class A (b)	113,841	5,579,347
		15,498,067
Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc.	73,000	17,153,540
DT Midstream, Inc. (a)	10,800	1,221,048
EQT Corp.	198,400	10,798,912
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Expand Energy Corp.	72,300	$7,681,152
		36,854,652
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc. (a) (b)	219,514	4,421,012
Professional Services — 4.5%
Booz Allen Hamilton Holding Corp.	87,400	8,735,630
Broadridge Financial Solutions, Inc.	19,200	4,572,864
Equifax, Inc. (a)	36,000	9,235,080
Paylocity Holding Corp. (b)	74,799	11,913,237
TransUnion (a)	139,877	11,718,895
UL Solutions, Inc. - Class A (a)	81,795	5,795,993
		51,971,699
Real Estate Management & Development — 0.5%
CoStar Group, Inc. (b)	70,983	5,988,836
Semiconductors & Semiconductor Equipment — 6.0%
Lattice Semiconductor Corp. (a) (b)	306,300	22,457,916
MACOM Technology Solutions Holdings, Inc. (a) (b)	68,400	8,515,116
Microchip Technology, Inc. (a)	195,200	12,535,744
Monolithic Power Systems, Inc.	15,700	14,454,048
NXP Semiconductors NV	35,900	8,175,507
Teradyne, Inc.	27,600	3,798,864
		69,937,195
Software — 9.3%
Atlassian Corp. - Class A (b)	43,173	6,894,728
Aurora Innovation, Inc. (b)	292,467	1,576,397
CCC Intelligent Solutions Holdings, Inc. (a) (b)	1,215,373	11,072,048
HubSpot, Inc. (b)	8,800	4,116,640
Manhattan Associates, Inc. (b)	39,200	8,035,216
Monday.com Ltd. (b)	22,700	4,396,763
Netskope, Inc. - Class A (b)	62,941	1,430,649
Onestream, Inc. (a) (b)	117,807	2,171,183
PTC, Inc. (b)	126,763	25,735,424
Tyler Technologies, Inc. (b)	37,700	19,723,132
Unity Software, Inc. (b)	67,166	2,689,327
Zoom Communications, Inc. (b)	89,400	7,375,500
Zscaler, Inc. (b)	45,900	13,754,394
		108,971,401
Specialty Retail — 3.0%
Burlington Stores, Inc. (b)	44,346	11,286,057
Ross Stores, Inc.	84,200	12,831,238
Ulta Beauty, Inc. (b)	20,082	10,979,834
		35,097,129
Technology Hardware, Storage & Peripherals — 1.0%
Pure Storage, Inc. - Class A (b)	139,500	11,691,495
Textiles, Apparel & Luxury Goods — 1.1%
Birkenstock Holding PLC (a) (b)	172,598	7,810,060
BHFTI-323

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Textiles, Apparel & Luxury Goods—(Continued)
On Holding AG - Class A (b)	107,900	$4,569,565
		12,379,625
Trading Companies & Distributors — 1.1%
Ferguson Enterprises, Inc.	55,600	12,486,648
Total Common Stocks (Cost $890,957,692)		1,125,326,763

Convertible Preferred Stocks—0.5%
Automobiles — 0.1%
Nuro, Inc. - Series D † (b) (d) (e)	37,838	490,380
Sila Nanotechnologies, Inc. - Series F † (b) (d) (e)	43,934	800,478
		1,290,858
Commercial Services & Supplies — 0.1%
Redwood Materials, Inc.- Series C † (b) (d) (e)	18,350	863,734
Software — 0.3%
Databricks, Inc. - Series H † (b) (d) (e)	11,738	1,760,700
Databricks, Inc. - Series I † (b) (d) (e)	4,164	624,600
Databricks, Inc. - Series J † (b) (d) (e)	7,056	1,058,400
		3,443,700
Total Convertible Preferred Stocks (Cost $5,293,184)		5,598,292

Short-Term Investments—3.1%
Short-Term Investment Funds—3.1%
T. Rowe Price Treasury Reserve Fund
4.150% (f) (g)	35,709,059	35,709,059
Total Short-Term Investments (Cost $35,709,059)		35,709,059

Securities Lending Reinvestments (h)—10.9%
Short-Term Investment Funds—0.2%
Allspring Government Money Market Fund, Select Class 4.070% (g)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.990% (g)	1,000,000	1,000,000
		2,000,000

Certificates of Deposit—1.3%
Commonwealth Bank of Australia
4.510%, SOFR + 0.380%, 04/13/26 (i)	1,000,000	1,000,967
Credit Agricole Corp. and Investment Bank
4.370%, SOFR + 0.240%, 12/03/25 (i)	2,000,000	1,999,956
Mizuho Bank Ltd.
4.400%, SOFR + 0.240%, 01/13/26 (i)	2,000,000	2,000,170
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 11/21/25 (i)	3,000,000	3,000,255
4.380%, SOFR + 0.220%, 12/15/25 (i)	1,000,000	1,000,131
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (i)	1,000,000	$1,000,055
Sumitomo Mitsui Banking Corp.
4.360%, SOFR + 0.230%, 01/30/26 (i)	1,000,000	1,000,101
4.480%, SOFR + 0.350%, 10/14/25 (i)	1,000,000	1,000,067
Sumitomo Mitsui Trust Bank Ltd.
4.500%, 10/10/25	2,000,000	2,000,240
Toronto-Dominion Bank
4.450%, SOFR + 0.290%, 03/20/26 (i)	1,000,000	1,000,277
		15,002,219
Commercial Paper—0.5%
Ionic Funding LLC
4.130%, 10/02/25	4,000,000	3,999,036
Old Line Funding LLC
4.310%, SOFR + 0.150%, 10/06/25 (i)	2,000,000	1,999,998
		5,999,034
Repurchase Agreements—6.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $1,000,116; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 11/30/25 - 02/15/52, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $10,001,167; collateralized by various Common Stock with an aggregate market value of $11,123,358	10,000,000	10,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $4,000,469; collateralized by various Common Stock with an aggregate market value of $4,449,343	4,000,000	4,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $5,000,593; collateralized by various Common Stock with an aggregate market value of $5,561,679	5,000,000	5,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $1,011,541; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $1,114,015	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $5,000,581; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $5,100,002	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $8,191,342; collateralized by various Common Stock with an aggregate market value of $8,800,002	8,000,000	8,000,000
BHFTI-324

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (h)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $1,700,196; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $1,734,000	1,700,000	$1,700,000
ING Financial Markets LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $8,583,096; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 6.125%, maturity dates ranging from 11/15/27 - 08/15/53, and an aggregate market value of $8,753,742	8,582,097	8,582,097
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $4,000,476; collateralized by various Common Stock with an aggregate market value of $4,460,377	4,000,000	4,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $17,014,214; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $18,907,194	17,000,000	17,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $1,000,117; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.750%, maturity dates ranging from 10/31/25 - 05/15/55, and an aggregate market value of $1,020,119	1,000,000	1,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $3,012,717; collateralized by various Common Stock with an aggregate market value of $3,333,737	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $1,800,204; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $1,836,000	1,800,000	1,800,000
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $4,000,473; collateralized by various Common Stock with an aggregate market value of $4,449,768	4,000,000	4,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $5,000,582; collateralized by various Common Stock with an aggregate market value of $5,500,640	5,000,000	5,000,000
		80,082,097
Time Deposits—2.0%
Banco Santander SA
4.090%, 10/01/25	4,000,000	4,000,000
Canadian Imperial Bank
4.060%, 10/01/25	2,000,000	2,000,000
DNB Bank ASA
4.040%, 10/01/25	2,000,000	2,000,000
Security Description	Principal Amount*	Value
Time Deposits—(Continued)
DZ Bank AG (NY)
4.080%, 10/01/25	4,000,000	$4,000,000
National Bank of Canada
4.160%, OBFR + 0.070% 10/07/25 (i)	2,000,000	2,000,000
Nordea Bank Abp
4.060%, 10/01/25	4,000,000	4,000,000
Skandinaviska (NY)
4.060%, 10/01/25	4,000,000	4,000,000
Svenska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
		24,000,000
Total Securities Lending Reinvestments (Cost $127,081,633)		127,083,350
Total Investments—110.9% (Cost $1,059,041,568)		1,293,717,464
Other assets and liabilities (net)—(10.9)%		(126,969,011)
Net Assets—100.0%		$1,166,748,453

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2025, the market value of restricted securities was $7,623,318, which is 0.7% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $209,644,205 and the collateral received consisted of cash in the amount of $127,078,879 and non-cash collateral with a value of $87,191,889. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of September 30, 2025, the total value of unadjusted equity securities subject to a contractual sale restriction is $2,025,026 with the restriction expiring on December 14, 2025. Under normal market conditions, there are no circumstances that could cause the restriction to lapse.

(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2025, these securities represent 0.5% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(i)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-325

Brighthouse Funds Trust I
T. Rowe Price Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc.	05/11/21-07/15/25	66,943	$1,265,201	$2,025,026
Databricks, Inc. - Series H	08/31/21	11,738	862,557	1,760,700
Databricks, Inc. - Series I	09/14/23	4,164	306,054	624,600
Databricks, Inc. - Series J	12/17/24	7,056	652,680	1,058,400
Nuro, Inc. - Series D	10/29/21	37,838	788,760	490,380
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	863,734
Sila Nanotechnologies, Inc. - Series F	01/07/21	43,934	1,813,279	800,478
				$7,623,318
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2025 is as follows:
Security Description	Market Value December 31, 2024	Purchases	Sales	Ending Value as of September 30, 2025
T. Rowe Price Treasury Reserve Fund	$27,755,595	$144,026,157	$(136,072,693)	$35,709,059

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2025
T. Rowe Price Treasury Reserve Fund	$800,789	35,709,059
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,125,326,763	$—	$—	$1,125,326,763
Total Convertible Preferred Stocks*	—	—	5,598,292	5,598,292
Total Short-Term Investments*	35,709,059	—	—	35,709,059
Securities Lending Reinvestments
Short-Term Investment Funds	2,000,000	—	—	2,000,000
Certificates of Deposit	—	15,002,219	—	15,002,219
Commercial Paper	—	5,999,034	—	5,999,034
Repurchase Agreements	—	80,082,097	—	80,082,097
Time Deposits	—	24,000,000	—	24,000,000
Total Securities Lending Reinvestments	2,000,000	125,083,350	—	127,083,350
Total Investments	$1,163,035,822	$125,083,350	$5,598,292	$1,293,717,464
Collateral for Securities Loaned (Liability)	$—	$(127,078,879)	$—	$(127,078,879)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2025 is not presented.
During the period ended September 30, 2025, a transfer out of Level 3 in the amount of $768,499 was due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable inputs.
BHFTI-326

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—35.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 1.6%
Federal Home Loan Mortgage Corp. REMICS
3.000%, 04/15/48	537,237	$484,926
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.856%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	2,567,929	2,574,760
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 01/25/51 (b)	7,776,222	1,059,069
Federal National Mortgage Association Interest STRIPS
2.000%, 07/25/50 (b)	3,584,902	451,985
2.000%, 07/25/51 (b)	10,431,345	1,311,990
2.000%, 09/25/51 (b)	4,134,928	536,457
2.000%, 03/25/52 (b)	8,833,920	1,128,422
2.000%, 10/25/52 (b)	6,398,657	819,941
Federal National Mortgage Association REMICS
2.000%, 07/25/52 (b)	49,100,449	6,284,715
3.000%, 06/25/48	1,256,037	1,132,199
3.500%, 01/25/47	358,127	355,357
3.500%, 06/25/47	645,469	634,623
Government National Mortgage Association REMICS
3.500%, 09/20/48	1,010,141	945,080
5.539%, SOFR30A + 1.150%, 06/20/54 (a)	1,340,669	1,342,958
5.639%, SOFR30A + 1.250%, 02/20/54 (a)	1,443,466	1,448,413
		20,510,895
Agency Mortgage-Backed Securities — 33.6%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/52	8,538,990	6,914,365
2.000%, 04/01/52	5,542,515	4,477,454
2.500%, 01/01/52	6,119,901	5,185,121
2.500%, 02/01/52	7,115,314	6,016,494
2.500%, 04/01/52	1,871,134	1,584,156
2.500%, 05/01/52	6,111,473	5,157,089
3.000%, 09/01/46	715,927	647,779
3.000%, 10/01/46	1,941,401	1,756,600
3.000%, 11/01/46	3,008,623	2,722,231
3.000%, 01/01/47	3,730,934	3,375,782
3.000%, 01/01/50	4,215,731	3,788,087
3.000%, 05/01/52	4,849,642	4,304,696
3.000%, 06/01/52	16,818,401	14,789,828
3.500%, 01/01/44	1,390,357	1,313,606
3.500%, 04/01/45	2,097,355	1,977,800
3.500%, 11/01/45	223,225	209,834
3.500%, 06/01/46	809,991	758,394
3.500%, 08/01/46	931,234	874,696
3.500%, 12/01/47	2,473,279	2,305,997
3.500%, 01/01/48	8,837,646	8,266,627
3.500%, 11/01/52	1,347,204	1,232,824
4.000%, 01/01/45	1,464,688	1,423,173
4.000%, 12/01/45	3,299,295	3,195,060
4.000%, 03/01/48	281,358	271,093
4.000%, 06/01/48	19,200	18,479
4.000%, 11/01/48	448,543	432,178
4.000%, 10/01/52	6,498,882	6,139,379
4.000%, 01/01/54	7,257,576	6,855,884
4.500%, 10/01/48	943,484	931,930
4.500%, 08/01/52	2,061,708	2,011,496
4.500%, 10/01/52	3,032,250	2,954,799
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 11/01/52	6,646,315	$6,475,872
4.500%, 10/01/53	3,699,205	3,605,103
5.000%, 06/01/48	275,480	279,348
5.000%, 08/01/48	43,549	44,035
5.000%, 10/01/48	512,981	517,861
Federal National Mortgage Association
2.000%, 08/01/40	1,855,510	1,632,070
2.000%, 11/01/40	246,750	214,805
2.000%, 07/01/41	3,010,755	2,617,094
2.000%, 10/01/50	1,565,053	1,273,934
2.000%, 02/01/51	5,115,601	4,150,579
2.000%, 03/01/51	7,838,502	6,369,019
2.000%, 12/01/51	12,513,886	10,144,673
2.000%, 03/01/52	7,519,392	6,093,139
2.000%, 04/01/52	9,969,361	8,113,156
2.000%, 10/01/52	12,279,298	9,919,745
2.500%, 01/01/51	2,420,306	2,041,292
2.500%, 05/01/51	7,195,234	6,164,035
2.500%, 12/01/51	7,315,476	6,242,756
2.500%, 01/01/52	583,608	493,547
2.500%, 02/01/52	7,511,395	6,347,682
2.500%, 03/01/52	5,745,017	4,865,703
3.000%, 07/01/45	5,777,893	5,273,453
3.000%, 09/01/49	3,044,451	2,737,071
3.000%, 10/01/49	848,360	741,455
3.500%, 01/01/44	1,793,765	1,693,050
3.500%, 01/01/48	2,096,201	1,952,392
3.500%, 02/01/48	1,027,352	956,987
4.000%, 08/01/42	245,752	239,317
4.000%, 06/01/47	524,423	504,244
4.000%, 10/01/52	6,929,293	6,549,603
4.000%, 11/01/52	6,951,949	6,568,265
4.000%, 02/01/53	6,244,435	5,891,741
4.500%, 02/01/46	899,078	892,365
4.500%, 05/01/48	2,603,867	2,565,418
4.500%, 08/01/48	450,737	442,738
4.500%, 09/01/52	5,294,181	5,159,502
4.500%, 12/01/52	9,725,287	9,495,875
4.500%, 02/01/53	10,653,107	10,392,906
5.000%, 06/01/53	3,711,022	3,696,541
5.000%, 11/01/53	5,500,339	5,476,040
5.500%, 08/01/53	8,731,718	8,817,730
Government National Mortgage Association
3.000%, 10/20/46	592,761	536,369
3.000%, 12/20/46	1,871,091	1,693,058
3.000%, 04/20/47	383,023	346,575
3.000%, 11/20/47	670,516	606,092
3.000%, 10/20/49	728,000	642,053
3.500%, 04/20/46	1,338,401	1,246,177
3.500%, 05/20/46	589,338	548,668
3.500%, 06/20/46	130,975	121,882
3.500%, 11/20/46	1,987,121	1,847,519
3.500%, 01/20/47	346,121	321,106
3.500%, 09/20/47	633,908	586,354
3.500%, 11/20/47	1,291,547	1,198,912
BHFTI-327

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.500%, 07/20/49	99,896	$89,972
4.000%, 11/20/47	644,161	616,292
4.000%, 12/20/47	589,294	563,798
4.000%, 03/20/48	419,671	401,509
4.000%, 10/20/48	844,615	808,058
4.500%, 02/20/47	1,243,777	1,233,879
4.500%, 06/20/47	1,880,415	1,866,029
4.500%, 10/20/52	6,761,298	6,605,000
4.500%, 10/20/54	4,628,494	4,491,383
5.000%, 06/20/47	918,329	935,343
5.000%, 09/20/47	488,923	497,986
Government National Mortgage Association, TBA
2.500%, TBA (c)	17,875,000	15,386,391
3.500%, TBA (c)	13,775,000	12,557,511
4.000%, TBA (c)	12,950,000	12,174,281
4.500%, TBA (c)	4,875,000	4,726,808
5.000%, TBA (c)	15,450,000	15,366,866
5.500%, TBA (c)	10,375,000	10,452,214
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (c)	5,900,000	4,754,010
2.500%, TBA (c)	10,500,000	8,844,566
3.000%, TBA (c)	8,925,000	7,837,945
3.500%, TBA (c)	17,325,000	15,826,755
4.000%, TBA (c)	7,850,000	7,397,545
4.500%, TBA (c)	7,900,000	7,661,877
5.000%, TBA (c)	8,850,000	8,776,166
5.500%, TBA (c)	8,650,000	8,721,258
		437,833,279
Total Agency Sponsored Mortgage-Backed Securities (Cost $470,291,888)		458,344,174

U.S. Treasury & Government Agencies—29.2%
U.S. Treasury — 29.2%
U.S. Treasury Bonds
4.750%, 08/15/55 (d)	56,824,000	57,019,332
4.875%, 08/15/45 (d)	38,990,000	39,861,183
U.S. Treasury Notes
3.375%, 09/15/28	41,240,000	40,959,697
3.500%, 09/30/27	15,145,000	15,112,462
3.625%, 09/30/30	186,005,000	185,060,444
3.875%, 09/30/32	19,400,000	19,336,344
4.250%, 08/15/35 (d)	23,204,000	23,392,532
Total U.S. Treasury & Government Agencies (Cost $379,496,304)		380,741,994

Corporate Bonds & Notes—17.3%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc.
3.850%, 12/15/25 (144A)	1,500,000	1,498,380
Lockheed Martin Corp.
4.500%, 05/15/36 (d)	310,000	303,382
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Lockheed Martin Corp.
4.800%, 08/15/34 (d)	90,000	$90,996
		1,892,758
Agriculture — 0.2%
Japan Tobacco, Inc.
5.250%, 06/15/30 (144A) (d)	1,835,000	1,899,888
Airlines — 0.1%
United Airlines Pass-Through Trust
5.800%, 07/15/37	1,791,304	1,852,516
Auto Manufacturers — 0.2%
Volkswagen Group of America Finance LLC
5.650%, 03/25/32 (144A) (d)	2,040,000	2,106,093
5.800%, 03/27/35 (144A) (d)	270,000	276,842
		2,382,935
Banks — 3.9%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (a)	6,285,000	6,212,317
2.087%, SOFR + 1.060%, 06/14/29 (a) (d)	2,260,000	2,140,735
2.299%, SOFR + 1.220%, 07/21/32 (a) (d)	1,610,000	1,428,074
2.687%, SOFR + 1.320%, 04/22/32 (a)	560,000	510,149
2.972%, SOFR + 1.330%, 02/04/33 (a)	100,000	91,064
3.970%, 3M TSFR + 1.332%, 03/05/29 (a)	990,000	985,187
5.511%, SOFR + 1.310%, 01/24/36 (a) (d)	270,000	282,234
Citibank NA
4.914%, 05/29/30 (d)	1,060,000	1,089,078
Citigroup, Inc.
1.462%, SOFR + 0.770%, 06/09/27 (a) (d)	80,000	78,478
3.057%, SOFR + 1.351%, 01/25/33 (a) (d)	885,000	805,687
5.333%, SOFR + 1.465%, 03/27/36 (a) (d)	925,000	945,537
Goldman Sachs Group, Inc.
1.431%, SOFR + 0.798%, 03/09/27 (a) (d)	4,250,000	4,195,290
1.542%, SOFR + 0.818%, 09/10/27 (a) (d)	1,372,000	1,338,139
1.948%, SOFR + 0.913%, 10/21/27 (a)	1,550,000	1,513,520
5.016%, SOFR + 1.420%, 10/23/35 (a) (d)	900,000	905,984
5.536%, SOFR + 1.380%, 01/28/36 (a) (d)	200,000	208,769
HSBC Holdings PLC
2.013%, SOFR + 1.732%, 09/22/28 (a)	895,000	857,431
4.755%, SOFR + 2.110%, 06/09/28 (a) (d)	150,000	151,250
JPMorgan Chase & Co.
1.040%, 3M TSFR + 0.695%, 02/04/27 (a)	2,430,000	2,403,168
1.045%, SOFR + 0.800%, 11/19/26 (a) (d)	435,000	433,051
1.578%, SOFR + 0.885%, 04/22/27 (a)	5,695,000	5,613,156
1.953%, SOFR + 1.065%, 02/04/32 (a)	215,000	190,053
2.182%, SOFR + 1.890%, 06/01/28 (a) (d)	580,000	562,197
2.545%, SOFR + 1.180%, 11/08/32 (a) (d)	425,000	381,191
2.580%, 3M TSFR + 1.250%, 04/22/32 (a) (d)	295,000	268,100
2.739%, 3M TSFR + 1.510%, 10/15/30 (a) (d)	1,215,000	1,147,446
2.947%, SOFR + 1.170%, 02/24/28 (a)	1,250,000	1,230,382
4.946%, SOFR + 1.340%, 10/22/35 (a) (d)	955,000	963,112
5.502%, SOFR + 1.315%, 01/24/36 (a) (d)	90,000	94,159
Morgan Stanley
1.928%, SOFR + 1.020%, 04/28/32 (a)	300,000	261,818
BHFTI-328

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley
2.239%, SOFR + 1.178%, 07/21/32 (a)	475,000	$419,517
2.475%, SOFR + 1.000%, 01/21/28 (a)	1,275,000	1,247,931
2.511%, SOFR + 1.200%, 10/20/32 (a) (d)	670,000	597,746
2.943%, SOFR + 1.290%, 01/21/33 (a)	565,000	513,672
5.587%, SOFR + 1.418%, 01/18/36 (a)	1,035,000	1,083,652
PNC Financial Services Group, Inc.
6.875%, SOFR + 2.284%, 10/20/34 (a) (d)	390,000	441,851
Santander U.K. Group Holdings PLC
2.469%, SOFR + 1.220%, 01/11/28 (a)	540,000	527,427
U.S. Bancorp
5.850%, SOFR + 2.090%, 10/21/33 (a) (d)	150,000	159,946
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a) (d)	4,790,000	4,656,384
3.350%, SOFR + 1.500%, 03/02/33 (a)	85,000	79,124
4.897%, SOFR + 2.100%, 07/25/33 (a) (d)	1,265,000	1,285,150
5.211%, SOFR + 1.380%, 12/03/35 (a) (d)	265,000	270,762
5.244%, SOFR + 1.110%, 01/24/31 (a) (d)	925,000	957,012
5.574%, SOFR + 1.740%, 07/25/29 (a)	610,000	632,175
		50,159,105
Beverages — 0.3%
Bacardi Ltd.
5.300%, 05/15/48 (144A)	605,000	549,244
Constellation Brands, Inc.
2.250%, 08/01/31 (d)	2,165,000	1,908,404
Diageo Investment Corp.
5.125%, 08/15/30	1,330,000	1,377,976
		3,835,624
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	3,628,000	3,246,206
Commercial Services — 0.1%
Rollins, Inc.
5.250%, 02/24/35	1,585,000	1,612,941
Computers — 0.3%
Dell International LLC/EMC Corp.
4.500%, 02/15/31	2,615,000	2,608,955
5.000%, 04/01/30 (d)	1,245,000	1,275,255
		3,884,210
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28 (d)	2,195,000	2,115,305
5.750%, 06/06/28 (d)	455,000	471,421
American Express Co.
5.667%, SOFR + 1.790%, 04/25/36 (a) (d)	1,215,000	1,283,652
Avolon Holdings Funding Ltd.
2.528%, 11/18/27 (144A)	560,000	538,414
		4,408,792
Security Description	Principal Amount*	Value

Electric — 2.8%
AEP Transmission Co. LLC
5.150%, 04/01/34	935,000	$953,768
Alliant Energy Corp.
5.750%, 5Y H15 + 2.077%, 04/01/56 (a)	1,050,000	1,051,314
American Electric Power Co., Inc.
5.800%, 5Y H15 + 2.128%, 03/15/56 (a) (d)	560,000	558,038
6.050%, 5Y H15 + 1.940%, 03/15/56 (a)	1,400,000	1,401,969
Appalachian Power Co.
3.300%, 06/01/27	760,000	749,131
Arizona Public Service Co.
5.700%, 08/15/34 (d)	2,595,000	2,718,910
CenterPoint Energy, Inc.
5.950%, 5Y H15 + 2.223%, 04/01/56 (a)	1,265,000	1,265,000
Dominion Energy, Inc.
6.000%, 5Y H15 + 2.262%, 02/15/56 (a) (d)	800,000	805,723
6.200%, 5Y H15 + 2.006%, 02/15/56 (a) (d)	1,405,000	1,414,194
Duke Energy Carolinas LLC
4.250%, 12/15/41	1,300,000	1,148,262
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	856,381
4.100%, 03/15/43	2,325,000	1,982,035
Evergy Missouri West, Inc.
5.650%, 06/01/34 (144A) (d)	2,155,000	2,223,894
Eversource Energy
4.600%, 07/01/27 (d)	1,660,000	1,669,371
5.950%, 02/01/29 (d)	1,160,000	1,214,561
FirstEnergy Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	570,000	556,251
Florida Power & Light Co.
3.990%, 03/01/49	2,000,000	1,613,829
5.700%, 03/15/55	285,000	295,417
International Transmission Co.
4.625%, 08/15/43	2,500,000	2,203,989
MidAmerican Energy Co.
4.800%, 09/15/43	905,000	834,916
Oncor Electric Delivery Co. LLC
5.350%, 04/01/35 (144A)	1,835,000	1,897,936
Public Service Co. of Colorado
5.250%, 04/01/53 (d)	1,545,000	1,462,920
Southern Co.
3.750%, 5Y H15 + 2.915%, 09/15/51 (a)	2,500,000	2,466,661
Southwestern Electric Power Co.
4.100%, 09/15/28	3,000,000	2,990,359
Trans-Allegheny Interstate Line Co.
5.000%, 01/15/31 (144A) (d)	2,500,000	2,563,253
		36,898,082
Food — 0.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.000%, 05/15/32	25,000	22,367
5.750%, 04/01/33 (d)	1,000,000	1,044,330
6.500%, 12/01/52	810,000	853,529
6.750%, 03/15/34	1,051,000	1,161,884
BHFTI-329

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Food—(Continued)
Pilgrim's Pride Corp.
3.500%, 03/01/32 (d)	1,200,000	$1,098,406
		4,180,516
Gas — 1.2%
Brooklyn Union Gas Co.
3.407%, 03/10/26 (144A) (d)	2,500,000	2,490,520
CenterPoint Energy Resources Corp.
5.400%, 07/01/34 (d)	2,155,000	2,224,762
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (d)	1,780,000	1,602,274
KeySpan Gas East Corp.
3.586%, 01/18/52 (144A)	5,000,000	3,394,942
Piedmont Natural Gas Co., Inc.
5.100%, 02/15/35 (d)	1,175,000	1,195,266
Southern Co. Gas Capital Corp.
3.250%, 06/15/26 (d)	4,000,000	3,975,165
Spire, Inc.
4.700%, 08/15/44	1,000,000	850,961
		15,733,890
Healthcare-Services — 2.1%
Centene Corp.
3.000%, 10/15/30	1,727,000	1,543,139
Cigna Group
3.400%, 03/15/51 (d)	739,000	514,201
5.250%, 01/15/36 (d)	1,435,000	1,453,288
CommonSpirit Health
2.782%, 10/01/30 (d)	870,000	804,034
3.347%, 10/01/29 (d)	110,000	106,240
Elevance Health, Inc.
5.000%, 01/15/36 (d)	1,970,000	1,955,666
5.200%, 02/15/35 (d)	1,905,000	1,941,542
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	2,050,000	1,985,707
HCA, Inc.
5.250%, 06/15/26 (d)	805,000	806,595
5.875%, 02/01/29 (d)	2,000,000	2,082,315
Humana, Inc.
3.700%, 03/23/29 (d)	4,685,000	4,578,338
New York & Presbyterian Hospital
3.563%, 08/01/36	4,490,000	3,982,009
UnitedHealth Group, Inc.
5.150%, 07/15/34 (d)	3,785,000	3,884,761
5.625%, 07/15/54 (d)	1,600,000	1,591,340
		27,229,175
Insurance — 0.4%
Farmers Exchange Capital III
5.454%, 3M TSFR + 3.716%, 10/15/54 (144A) (a)	3,530,000	3,304,743
Farmers Insurance Exchange
4.747%, 11/01/57 (144A)	90,000	75,739
NLG Global Funding
4.350%, 09/15/30 (144A)	2,000,000	1,979,039
		5,359,521
Security Description	Principal Amount*	Value

Internet — 0.2%
Uber Technologies, Inc.
4.800%, 09/15/34	2,150,000	$2,154,036
Lodging — 0.1%
Las Vegas Sands Corp.
6.000%, 06/14/30	1,220,000	1,270,438
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.850%, 12/01/35 (d)	1,600,000	1,615,284
Time Warner Cable LLC
4.500%, 09/15/42	20,000	16,069
5.500%, 09/01/41	430,000	394,070
5.875%, 11/15/40	1,850,000	1,768,365
		3,793,788
Oil & Gas — 0.0%
Petroleos Mexicanos
6.750%, 09/21/47	647,000	533,973
Packaging & Containers — 0.7%
Amcor Finance USA, Inc.
3.625%, 04/28/26 (d)	2,625,000	2,612,585
Amcor Flexibles North America, Inc.
5.500%, 03/17/35 (d)	1,680,000	1,729,908
Berry Global, Inc.
1.570%, 01/15/26 (d)	1,587,000	1,573,328
1.650%, 01/15/27 (d)	2,631,000	2,548,638
		8,464,459
Pharmaceuticals — 0.7%
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (144A)	2,776,000	2,766,105
4.400%, 07/15/44 (144A) (d)	1,205,000	966,061
4.625%, 06/25/38 (144A) (d)	1,250,000	1,131,691
4.875%, 06/25/48 (144A)	565,000	476,948
CVS Health Corp.
4.780%, 03/25/38 (d)	305,000	285,857
5.050%, 03/25/48	2,555,000	2,273,279
5.125%, 07/20/45	538,000	488,377
Johnson & Johnson
5.000%, 03/01/35 (d)	1,175,000	1,221,438
		9,609,756
Pipelines — 0.0%
TransCanada PipeLines Ltd.
4.625%, 03/01/34 (d)	145,000	141,355
Real Estate Investment Trusts — 1.1%
American Assets Trust LP
3.375%, 02/01/31	1,950,000	1,770,932
American Homes 4 Rent LP
2.375%, 07/15/31 (d)	975,000	863,711
3.375%, 07/15/51	315,000	211,334
BHFTI-330

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
American Tower Corp.
2.300%, 09/15/31 (d)	2,404,000	$2,124,073
2.700%, 04/15/31 (d)	1,396,000	1,273,627
5.550%, 07/15/33	710,000	743,247
Extra Space Storage LP
2.400%, 10/15/31	349,000	307,324
3.900%, 04/01/29	320,000	315,484
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	60,000	57,427
5.750%, 06/01/28	2,000,000	2,055,460
Healthcare Realty Holdings LP
3.500%, 08/01/26	2,399,000	2,381,741
Hudson Pacific Properties LP
3.250%, 01/15/30 (d)	796,000	683,573
3.950%, 11/01/27	24,000	23,088
4.650%, 04/01/29	4,000	3,722
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	964,000	832,959
LXP Industrial Trust
6.750%, 11/15/28 (d)	410,000	435,820
VICI Properties LP/VICI Note Co., Inc.
3.875%, 02/15/29 (144A)	450,000	439,352
4.125%, 08/15/30 (144A)	57,000	55,087
		14,577,961
Retail — 0.2%
McDonald's Corp.
4.950%, 03/03/35 (d)	1,850,000	1,874,342
Starbucks Corp.
5.400%, 05/15/35 (d)	345,000	357,723
		2,232,065
Semiconductors — 0.2%
Foundry JV Holdco LLC
5.500%, 01/25/31 (144A)	105,000	108,955
Intel Corp.
2.000%, 08/12/31 (d)	765,000	669,173
3.050%, 08/12/51	819,000	519,640
3.250%, 11/15/49	905,000	601,362
3.734%, 12/08/47 (d)	195,000	144,030
4.900%, 08/05/52	160,000	137,618
		2,180,778
Software — 0.6%
Open Text Corp.
6.900%, 12/01/27 (144A) (d)	2,060,000	2,143,259
Oracle Corp.
3.950%, 03/25/51	1,745,000	1,297,422
4.800%, 08/03/28	970,000	986,325
5.200%, 09/26/35 (d)	2,350,000	2,362,940
Paychex, Inc.
5.350%, 04/15/32	1,370,000	1,421,571
		8,211,517
Security Description	Principal Amount*	Value

Telecommunications — 0.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152%, 09/20/29 (144A)	825,000	$828,122
T-Mobile USA, Inc.
3.500%, 04/15/31	4,000,000	3,804,946
3.750%, 04/15/27	2,145,000	2,132,248
5.125%, 05/15/32	990,000	1,018,866
		7,784,182
Total Corporate Bonds & Notes (Cost $228,794,110)		225,530,467

Non-Agency Mortgage-Backed Securities—9.5%
Collateralized Mortgage Obligations — 5.0%
Angel Oak Mortgage Trust
3.353%, 01/25/67 (144A) (a)	5,563,853	5,276,790
CIM Trust
1.951%, 06/25/57 (144A) (a)	3,228,963	3,001,984
2.000%, 05/01/61 (144A) (a)	3,958,111	3,669,032
2.000%, 08/25/61 (144A) (a)	3,599,629	3,198,058
3.000%, 10/25/59 (144A) (a)	3,184,015	2,987,054
5.400%, 04/25/62 (144A) (a)	5,465,290	5,448,736
CSMC Trust
3.850%, 09/25/57 (144A) (a)	3,117,366	3,011,358
4.547%, 05/25/67 (144A) (a)	3,115,374	3,104,316
GCAT Trust
6.000%, 05/25/55 (144A) (a)	3,823,194	3,875,464
GS Mortgage-Backed Securities Trust
5.500%, 11/25/55 (144A) (a)	3,639,811	3,659,164
5.500%, 12/25/55 (144A) (a)	3,456,168	3,471,742
JP Morgan Mortgage Trust
2.500%, 12/25/51 (144A) (a)	4,690,384	4,381,590
2.500%, 06/25/52 (144A) (a)	8,295,016	7,402,640
5.500%, 06/25/55 (144A) (a)	2,232,654	2,243,459
PHH Alternative Mortgage Trust
4.872%, 1M TSFR + 0.714%, 07/25/37 (a)	2,336,718	2,300,528
PRKCM Trust
4.100%, 04/25/57 (144A) (a)	4,933,842	4,907,743
WaMu Mortgage Pass-Through Certificates Trust
4.852%, 1M TSFR + 0.694%, 10/25/45 (a)	1,174,276	1,161,696
5.468%, 06/25/34 (a)	1,963,121	1,921,865
		65,023,219
Commercial Mortgage-Backed Securities — 4.5%
ALA Trust
5.894%, 1M TSFR + 1.743%, 06/15/40 (144A) (a)	3,100,000	3,115,500
5.994%, 1M TSFR + 1.842%, 06/15/40 (144A) (a)	2,550,000	2,565,931
Arbor Realty Commercial Real Estate Notes LLC
5.968%, 1M TSFR + 1.833%, 01/20/43 (144A) (a)	2,513,000	2,523,202
BAMLL Commercial Mortgage Securities Trust
4.227%, 08/10/38 (144A) (a)	3,265,000	3,182,708
Bank
4.493%, 06/15/55 (a)	4,231,000	4,151,556
BPR Mortgage Trust
7.497%, 12/05/39 (144A)	3,150,000	3,279,569
BHFTI-331

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BX Trust
3.202%, 12/09/41 (144A)	895,000	$845,764
Century Plaza Towers
2.865%, 11/13/39 (144A)	2,930,000	2,696,492
CSAIL Commercial Mortgage Trust
2.561%, 03/15/53	3,384,500	3,070,956
DC Office Trust
2.965%, 09/15/45 (144A)	1,850,000	1,685,275
DGWD Trust
5.950%, 1M TSFR + 1.800%, 08/15/35 (144A) (a)	3,050,000	3,047,988
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (a)	1,850,000	1,732,536
3.228%, 07/10/39 (144A)	1,875,000	1,782,525
JP Morgan Chase Commercial Mortgage Securities Trust
3.397%, 06/05/39 (144A)	2,000,000	1,889,333
LCCM Trust
3.551%, 07/12/50 (144A)	2,834,000	2,785,632
NY Commercial Mortgage Trust
6.125%, 02/10/47 (144A) (a)	2,350,000	2,443,797
NYC Commercial Mortgage Trust
5.833%, 06/10/42 (144A)	2,189,000	2,200,305
One Bryant Park Trust
2.516%, 09/15/54 (144A)	2,390,000	2,201,155
SCG Commercial Mortgage Trust
5.900%, 1M TSFR + 1.750%, 08/15/42 (144A) (a)	2,250,000	2,251,406
SCG Trust
5.900%, 1M TSFR + 1.650%, 09/15/30 (144A) (a)	3,275,000	3,276,027
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (a)	2,219,000	1,926,421
4.144%, 01/05/43 (144A) (a)	110,000	95,986
SMRT Commercial Mortgage Trust
7.501%, 1M TSFR + 3.350%, 01/15/39 (144A) (a)	3,500,000	3,412,500
VTR Commercial Mortgage Trust
5.504%, 10/13/41 (144A) (a)	3,265,000	3,260,287
		59,422,851
Total Non-Agency Mortgage-Backed Securities (Cost $127,186,366)		124,446,070

Asset-Backed Securities—8.7%
Asset-Backed - Home Equity — 0.8%
New Century Home Equity Loan Trust
5.052%, 1M TSFR + 0.894%, 08/25/34 (a)	4,074,286	4,044,317
Soundview Home Loan Trust
4.482%, 1M TSFR + 0.324%, 06/25/37 (a)	8,812,687	5,858,082
		9,902,399
Asset-Backed - Other — 6.8%
AGL CLO 12 Ltd.
5.747%, 3M TSFR + 1.422%, 07/20/34 (144A) (a)	5,400,000	5,407,474
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates
5.022%, 1M TSFR + 0.864%, 01/25/36 (a)	3,212,708	3,167,245
Apidos CLO XXV Ltd.
5.466%, 3M TSFR + 1.140%, 01/20/37 (144A) (a)	2,610,000	2,609,058
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Buttermilk Park CLO Ltd.
5.688%, 3M TSFR + 1.370%, 10/15/31 (144A) (a)	4,600,000	$4,592,166
Carrington Mortgage Loan Trust
4.412%, 1M TSFR + 0.254%, 12/25/36 (a)	3,783,919	3,716,489
CIFC Funding Ltd.
5.312%, 3M TSFR + 0.990%, 01/17/35 (144A) (a)	3,160,000	3,161,472
Clover CLO LLC
5.856%, 3M TSFR + 1.530%, 04/20/37 (144A) (a)	5,000,000	5,012,010
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
6.000%, 05/20/55 (144A)	1,105,000	1,132,434
Countrywide Asset-Backed Certificates Trust
5.622%, 1M TSFR + 1.464%, 08/25/47 (a)	5,345,281	5,043,259
CyrusOne Data Centers Issuer I LLC
4.760%, 03/22/49 (144A)	3,380,000	3,344,276
Dryden 72 CLO Ltd.
5.311%, 3M TSFR + 1.100%, 05/15/32 (144A) (a)	2,663,498	2,665,003
Dryden 95 CLO Ltd.
5.804%, 3M TSFR + 1.600%, 08/20/34 (144A) (a)	3,220,000	3,224,064
Dryden XXVI Senior Loan Fund
5.479%, 3M TSFR + 1.162%, 04/15/29 (144A) (a)	525,223	525,155
Flexential Issuer
3.250%, 11/27/51 (144A)	4,753,000	4,613,643
Galaxy XXII CLO Ltd.
5.558%, 3M TSFR + 1.240%, 04/16/34 (144A) (a)	3,000,000	3,002,127
Gracie Point International Funding LLC
5.854%, SOFR30A + 1.500%, 08/15/28 (144A) (a)	1,935,000	1,938,609
JP Morgan Mortgage Acquisition Trust
4.797%, 1M TSFR + 0.639%, 01/25/37 (a)	8,307,000	7,774,397
LCM 37 Ltd.
5.378%, 3M TSFR + 1.060%, 04/15/34 (144A) (a)	3,667,060	3,665,443
Neuberger Berman CLO XVI-S Ltd.
5.498%, 3M TSFR + 1.180%, 04/15/39 (144A) (a)	3,000,000	3,002,391
Palmer Square Loan Funding Ltd.
5.718%, 3M TSFR + 1.400%, 04/15/31 (144A) (a)	3,600,000	3,605,353
Park Avenue Institutional Advisers CLO Ltd.
Zero Coupon, 3M TSFR + 1.070%, 02/14/34 (144A) (a)	2,700,000	2,700,000
5.343%, 3M TSFR + 1.110%, 01/20/34 (144A) (a)	2,800,000	2,799,745
Rockford Tower CLO Ltd.
5.334%, 3M TSFR + 1.130%, 08/20/32 (144A) (a)	2,778,643	2,782,055
5.777%, 3M TSFR + 1.452%, 10/20/30 (144A) (a)	1,068,925	1,068,861
Structured Asset Investment Loan Trust
5.072%, 1M TSFR + 0.914%, 07/25/34 (a)	973,807	1,014,252
TIF Funding II LLC
2.090%, 08/20/45 (144A)	3,898,142	3,702,176
Vantage Data Centers Issuer LLC
2.165%, 10/15/46 (144A)	2,015,000	1,962,066
Wendy's Funding LLC
3.783%, 06/15/49 (144A)	1,650,032	1,640,167
		88,871,390
Asset-Backed - Student Loan — 1.1%
Navient Student Loan Trust
5.971%, SOFR30A + 1.614%, 10/25/58 (a)	2,470,000	2,300,694
SLM Student Loan Trust
4.932%, SOFR90A + 0.592%, 01/25/28 (a)	910,579	896,884
BHFTI-332

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SLM Student Loan Trust
4.972%, SOFR90A + 0.632%, 01/25/40 (a)	1,900,764	$1,639,723
5.829%, SOFR90A + 1.462%, 12/15/33 (144A) (a)	1,867,791	1,834,109
6.271%, SOFR30A + 1.914%, 09/25/43 (a)	5,800,000	5,576,173
Wachovia Student Loan Trust
4.772%, SOFR90A + 0.432%, 04/25/40 (144A) (a)	1,917,045	1,895,573
		14,143,156
Total Asset-Backed Securities (Cost $112,582,836)		112,916,945

Municipals—0.9%
City of New York, General Obligation Unlimited
5.968%, 03/01/36	1,750,000	1,844,032
County of Miami-Dade Aviation Revenue
3.555%, 10/01/34	600,000	556,017
Lamar Consolidated Independent School District, General Obligation Unlimited
5.000%, 02/15/58	625,000	641,576
New York City Transitional Finance Authority Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	1,250,463
5.267%, 05/01/27	2,150,000	2,193,940
New York State Dormitory Authority
5.000%, 03/15/54	625,000	646,256
New York State Thruway Authority
5.000%, 03/15/53	835,000	855,816
5.000%, 03/15/59	1,765,000	1,823,230
Northwest Independent School District, General Obligation Unlimited
5.000%, 02/15/55	675,000	701,520
Pasadena Independent School District, General Obligation Unlimited
4.250%, 02/15/53	5,000	4,801
Regents of the University of California Medical Center Pooled Revenue
3.256%, 05/15/60	1,420,000	911,381
Salado Independent School District, General Obligation Unlimited
4.750%, 02/15/50	610,000	620,966
Total Municipals (Cost $12,651,715)		12,049,998

Foreign Government—0.1%
Sovereign — 0.1%
Israel Government International Bonds
5.375%, 02/19/30 (d) (Cost $843,534)	850,000	876,749

Short-Term Investments—12.1%
U.S. Treasury—5.7%
U.S. Treasury Bills
3.661%, 10/07/25 (e)	44,310,000	44,279,963
Security Description	Principal Amount*/ Shares	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
4.060%, 10/21/25 (e)	30,290,000	$30,221,949
		74,501,912

Short-Term Investment Funds—6.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class
4.090% (f)	82,728,663	82,728,663
Total Short-Term Investments (Cost $157,226,980)		157,230,575

Securities Lending Reinvestments (g)—9.9%
Short-Term Investment Funds—1.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.000% (f)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.040% (f)	5,000,000	5,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 4.050% (f)	10,000,000	10,000,000
		16,000,000

Certificates of Deposit—1.0%
Commonwealth Bank of Australia
4.510%, SOFR + 0.380%, 04/13/26 (a)	3,000,000	3,002,901
Credit Agricole Corp. and Investment Bank
4.370%, SOFR + 0.240%, 12/03/25 (a)	1,000,000	999,978
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 11/21/25 (a)	3,000,000	3,000,255
4.380%, SOFR + 0.220%, 12/15/25 (a)	1,000,000	1,000,131
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (a)	3,000,000	3,000,165
Sumitomo Mitsui Banking Corp.
4.480%, SOFR + 0.350%, 10/14/25 (a)	1,000,000	1,000,067
Toronto-Dominion Bank
4.450%, SOFR + 0.290%, 03/20/26 (a)	1,000,000	1,000,277
		13,003,774
Commercial Paper—0.2%
Ionic Funding LLC
4.130%, 10/02/25	2,000,000	1,999,518
Salisbury Receivables Co. LLC
4.150%, 12/11/25	1,000,000	991,606
		2,991,124
Repurchase Agreements—5.4%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $10,001,167; collateralized by various Common Stock with an aggregate market value of $11,123,358	10,000,000	10,000,000
Repurchase Agreement dated 09/30/25 at 4.220%, due on 10/01/25 with a maturity value of $200,023; collateralized by various Common Stock with an aggregate market value of $222,467	200,000	200,000
BHFTI-333

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $1,000,119; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	$1,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $1,011,541; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $1,114,015	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 09/30/25 at 4.180%, due on 10/01/25 with a maturity value of $10,001,161; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.625%, maturity dates ranging from 06/15/27 - 10/31/28, and an aggregate market value of $10,200,005	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $5,119,589; collateralized by various Common Stock with an aggregate market value of $5,500,001	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $3,000,346; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $3,060,000	3,000,000	3,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $15,341,283; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $15,646,287	15,339,497	15,339,497
National Bank Financial, Inc.
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $3,000,357; collateralized by various Common Stock with an aggregate market value of $3,345,282	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $4,000,476; collateralized by various Common Stock with an aggregate market value of $4,460,377	4,000,000	4,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $5,004,181; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $5,560,939	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $3,200,364; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $3,264,001	3,200,000	3,200,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.260%, due on 10/01/25 with a maturity value of $3,000,355; collateralized by various Common Stock with an aggregate market value of $3,337,326	3,000,000	$3,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $6,000,698; collateralized by various Common Stock with an aggregate market value of $6,600,777	6,000,000	6,000,000
		69,739,497
Time Deposits—2.1%
Banco Santander SA
4.090%, 10/01/25	4,000,000	4,000,000
Canadian Imperial Bank
4.060%, 10/01/25	4,000,000	4,000,000
DNB Bank ASA
4.040%, 10/01/25	2,000,000	2,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	4,000,000	4,000,000
First Abu Dhabi Bank USA NV
4.080%, 10/01/25	4,000,000	4,000,000
Nordea Bank Abp
4.060%, 10/01/25	4,000,000	4,000,000
Skandinaviska (NY)
4.060%, 10/01/25	4,000,000	4,000,000
Svenska (NY)
4.060%, 10/01/25	2,000,000	2,000,000
		28,000,000
Total Securities Lending Reinvestments (Cost $129,731,083)		129,734,395
Total Investments—122.9% (Cost $1,618,804,816)		1,601,871,367
Other assets and liabilities (net)—(22.9)%		(298,054,629)
Net Assets—100.0%		$1,303,816,738

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(d)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $141,354,677 and the collateral received consisted of cash in the amount of $129,728,093 and non-cash collateral with a value of $16,136,631. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.

BHFTI-334

Brighthouse Funds Trust I
TCW Core Fixed Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	The rate shown represents current yield to maturity.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2025.
(g)	Represents investment of cash collateral received from securities on loan as of September 30,
2025.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$227,404,604, which is 17.4% of net assets.

Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/19/25	44	USD	5,130,125	$117,219
U.S. Treasury Note 2 Year Futures	12/31/25	1,262	USD	262,998,829	159,621
U.S. Treasury Note 5 Year Futures	12/31/25	201	USD	21,948,258	6,001
U.S. Treasury Ultra Long Bond Futures	12/19/25	195	USD	23,412,188	649,707

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	12/19/25	(37)	USD	(4,257,891)	(48,804)
Net Unrealized Appreciation					$883,744
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$458,344,174	$—	$458,344,174
Total U.S. Treasury & Government Agencies*	—	380,741,994	—	380,741,994
Total Corporate Bonds & Notes*	—	225,530,467	—	225,530,467
Total Non-Agency Mortgage-Backed Securities*	—	124,446,070	—	124,446,070
Total Asset-Backed Securities*	—	112,916,945	—	112,916,945
Total Municipals*	—	12,049,998	—	12,049,998
Total Foreign Government*	—	876,749	—	876,749
Short-Term Investments
Short-Term Investment Funds	82,728,663	—	—	82,728,663
U.S. Treasury	—	74,501,912	—	74,501,912
Total Short-Term Investments	82,728,663	74,501,912	—	157,230,575
Securities Lending Reinvestments
Short-Term Investment Funds	16,000,000	—	—	16,000,000
Certificates of Deposit	—	13,003,774	—	13,003,774
Commercial Paper	—	2,991,124	—	2,991,124
Repurchase Agreements	—	69,739,497	—	69,739,497
Time Deposits	—	28,000,000	—	28,000,000
Total Securities Lending Reinvestments	16,000,000	113,734,395	—	129,734,395
Total Investments	$98,728,663	$1,503,142,704	$—	$1,601,871,367
Collateral for Securities Loaned (Liability)	$—	$(129,728,093)	$—	$(129,728,093)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$932,548	$—	$—	$932,548
Futures Contracts (Unrealized Depreciation)	(48,804)	—	—	(48,804)
Total Futures Contracts	$883,744	$—	$—	$883,744

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-335

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—96.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.6%
L3Harris Technologies, Inc.	40,200	$12,277,482
StandardAero, Inc. (a)	67,500	1,842,075
Textron, Inc.	103,600	8,753,164
		22,872,721
Automobile Components — 1.4%
BorgWarner, Inc.	269,500	11,847,220
Banks — 3.3%
Huntington Bancshares, Inc. (b)	830,900	14,349,643
Truist Financial Corp.	309,300	14,141,196
		28,490,839
Building Products — 1.5%
Builders FirstSource, Inc. (a) (b)	49,900	6,050,375
Carrier Global Corp.	114,000	6,805,800
		12,856,175
Capital Markets — 1.7%
Raymond James Financial, Inc. (b)	84,100	14,515,660
Chemicals — 4.7%
Axalta Coating Systems Ltd. (a)	199,500	5,709,690
CF Industries Holdings, Inc.	154,400	13,849,680
RPM International, Inc.	110,300	13,002,164
Westlake Corp. (b)	105,000	8,091,300
		40,652,834
Commercial Services & Supplies — 1.1%
Republic Services, Inc.	40,400	9,270,992
Consumer Staples Distribution & Retail — 5.7%
Casey's General Stores, Inc. (b)	25,600	14,472,192
Maplebear, Inc. (a) (b)	114,300	4,201,668
Performance Food Group Co. (a) (b)	168,100	17,489,124
U.S. Foods Holding Corp. (a)	169,000	12,948,780
		49,111,764
Containers & Packaging — 4.5%
AptarGroup, Inc.	81,300	10,866,558
Crown Holdings, Inc. (b)	133,400	12,885,106
Graphic Packaging Holding Co. (b)	102,700	2,009,839
Packaging Corp. of America	61,300	13,359,109
		39,120,612
Electric Utilities — 2.5%
Alliant Energy Corp. (b)	318,500	21,470,085
Electrical Equipment — 2.3%
Hubbell, Inc. (b)	25,800	11,101,998
Regal Rexnord Corp. (b)	61,300	8,792,872
		19,894,870
Electronic Equipment, Instruments & Components — 4.4%
Keysight Technologies, Inc. (a)	89,000	15,567,880
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Trimble, Inc. (a)	180,700	$14,754,155
Zebra Technologies Corp. - Class A (a)	27,300	8,112,468
		38,434,503
Energy Equipment & Services — 1.5%
Baker Hughes Co.	264,100	12,866,952
Ground Transportation — 3.8%
CSX Corp.	399,000	14,168,490
Knight-Swift Transportation Holdings, Inc.	289,900	11,453,949
Landstar System, Inc.	58,100	7,120,736
		32,743,175
Health Care Equipment & Supplies — 1.6%
Hologic, Inc. (a)	200,600	13,538,494
Health Care Providers & Services — 4.5%
Labcorp Holdings, Inc.	58,500	16,793,010
Molina Healthcare, Inc. (a) (b)	35,800	6,850,688
Quest Diagnostics, Inc. (b)	80,800	15,398,864
		39,042,562
Hotels, Restaurants & Leisure — 3.1%
Expedia Group, Inc.	73,000	15,603,750
Hilton Worldwide Holdings, Inc.	22,600	5,863,344
Texas Roadhouse, Inc.	35,000	5,815,250
		27,282,344
Insurance — 9.9%
American Financial Group, Inc.	106,100	15,460,892
Fidelity National Financial, Inc.	253,600	15,340,264
Hartford Insurance Group, Inc.	109,600	14,619,544
Old Republic International Corp. (b)	294,600	12,511,662
Principal Financial Group, Inc.	135,900	11,267,469
Willis Towers Watson PLC (b)	48,500	16,754,325
		85,954,156
IT Services — 0.7%
Akamai Technologies, Inc. (a) (b)	85,400	6,469,904
Machinery — 5.3%
AGCO Corp. (b)	81,000	8,672,670
Lincoln Electric Holdings, Inc.	66,000	15,564,780
Middleby Corp. (a)	49,400	6,566,742
Xylem, Inc.	102,000	15,045,000
		45,849,192
Metals & Mining — 2.6%
Franco-Nevada Corp. (b)	59,800	13,330,018
Steel Dynamics, Inc.	68,600	9,564,898
		22,894,916
Multi-Utilities — 1.8%
CMS Energy Corp.	216,300	15,846,138
BHFTI-336

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—3.0%
Security Description	Shares	Value
Oil, Gas & Consumable Fuels — 3.7%
Chord Energy Corp.	111,700	$11,099,629
Coterra Energy, Inc.	510,600	12,075,690
Devon Energy Corp.	260,000	9,115,600
		32,290,919
Personal Care Products — 0.8%
Estee Lauder Cos., Inc. - Class A	84,300	7,428,516
Professional Services — 2.9%
FTI Consulting, Inc. (a) (b)	41,400	6,692,310
Genpact Ltd. (b)	194,700	8,155,983
TransUnion (b)	118,800	9,953,064
		24,801,357
Residential REITs — 2.9%
Camden Property Trust	103,000	10,998,340
Equity LifeStyle Properties, Inc. (b)	236,400	14,349,480
		25,347,820
Retail REITs — 1.8%
NNN REIT, Inc.	360,000	15,325,200
Semiconductors & Semiconductor Equipment — 3.2%
Microchip Technology, Inc.	202,900	13,030,238
MKS, Inc. (b)	122,500	15,161,825
		28,192,063
Software — 1.2%
Check Point Software Technologies Ltd. (a)	50,200	10,386,882
Specialized REITs — 2.4%
Lamar Advertising Co. - Class A (b)	117,200	14,347,624
SBA Communications Corp.	31,800	6,148,530
		20,496,154
Specialty Retail — 5.4%
AutoZone, Inc. (a)	1,575	6,757,128
Bath & Body Works, Inc. (b)	263,500	6,787,760
Lowe's Cos., Inc.	51,600	12,967,596
Penske Automotive Group, Inc.	52,100	9,060,711
Tractor Supply Co. (b)	149,300	8,490,691
Williams-Sonoma, Inc.	16,400	3,205,380
		47,269,266
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp.	6,900	2,163,564
Water Utilities — 1.6%
American Water Works Co., Inc. (b)	97,900	13,626,701
Total Common Stocks (Cost $742,518,433)		838,354,550

Security Description	Principal Amount*	Value

Repurchase Agreement—3.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $26,157,082; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $26,678,039	26,154,903	$26,154,903
Total Short-Term Investments (Cost $26,154,903)		26,154,903

Securities Lending Reinvestments (c)—11.9%
Certificates of Deposit—1.6%
Bank of Montreal
4.500%, SOFR + 0.370%, 08/07/26 (d)	2,000,000	2,000,504
Commonwealth Bank of Australia
4.510%, SOFR + 0.380%, 04/13/26 (d)	1,000,000	1,000,967
Mizuho Bank Ltd.
4.450%, SOFR + 0.290%, 11/13/25 (d)	2,000,000	2,000,266
Oversea-Chinese Banking Corp. Ltd.
4.380%, SOFR + 0.220%, 12/15/25 (d)	1,000,000	1,000,131
Societe Generale
4.480%, SOFR + 0.350%, 10/15/25 (d)	2,000,000	2,000,110
Sumitomo Mitsui Banking Corp.
4.360%, SOFR + 0.230%, 01/30/26 (d)	1,000,000	1,000,101
4.480%, SOFR + 0.350%, 10/14/25 (d)	1,000,000	1,000,067
Sumitomo Mitsui Trust Bank Ltd.
4.500%, 10/10/25	2,000,000	2,000,240
Toronto-Dominion Bank
4.450%, SOFR + 0.290%, 03/20/26 (d)	1,000,000	1,000,277
4.610%, SOFR + 0.450%, 04/23/26 (d)	1,000,000	1,001,154
		14,003,817
Commercial Paper—0.7%
Chesham Finance Ltd./Chesham Finance LLC
4.090%, 10/03/25	2,000,000	1,999,306
Ionic Funding LLC
4.130%, 10/02/25	2,000,000	1,999,518
Westpac Banking Corp.
4.530%, SOFR + 0.400%, 04/10/26 (d)	2,000,000	2,001,684
		6,000,508
Repurchase Agreements—8.7%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/25 at 4.200%, due on 10/01/25 with a maturity value of $1,000,117; collateralized by various Common Stock with an aggregate market value of $1,112,336	1,000,000	1,000,000
Repurchase Agreement dated 09/30/25 at 4.270%, due on 10/01/25 with a maturity value of $5,000,593; collateralized by various Common Stock with an aggregate market value of $5,561,679	5,000,000	5,000,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/25 at 4.420%, due on 01/02/26 with a maturity value of $1,011,541; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 07/15/26 - 10/15/28, and various Common Stock with an aggregate market value of $1,114,015	1,000,000	1,000,000
BHFTI-337

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/25 at 4.580%, due on 04/06/26 with a maturity value of $4,095,671; collateralized by various Common Stock with an aggregate market value of $4,400,001	4,000,000	$4,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/25 at 4.150%, due on 10/01/25 with a maturity value of $1,600,184; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 10/28/25 - 05/15/35, and an aggregate market value of $1,632,000	1,600,000	1,600,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $14,030,074; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/35 - 08/15/55, and an aggregate market value of $14,309,011	14,028,442	14,028,442
National Bank of Canada
Repurchase Agreement dated 09/30/25 at 4.280%, due on 10/01/25 with a maturity value of $1,000,119; collateralized by various Common Stock with an aggregate market value of $1,115,094	1,000,000	1,000,000
Repurchase Agreement dated 09/30/25 at 4.300%, due on 10/07/25 with a maturity value of $18,015,050; collateralized by U.S. Treasury Obligations with rates ranging from 3.750% - 4.125%, maturity dates ranging from 10/31/26 - 11/30/29, and various Common Stock with an aggregate market value of $20,019,382	18,000,000	18,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/25 at 4.330%, due on 10/07/25 with a maturity value of $10,008,419; collateralized by various Common Stock with an aggregate market value of $11,151,392	10,000,000	10,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/25 at 4.360%, due on 11/04/25 with a maturity value of $5,021,195; collateralized by various Common Stock with an aggregate market value of $5,556,228	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/30/25 at 4.090%, due on 10/01/25 with a maturity value of $1,700,193; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.375%, maturity dates ranging from 05/31/26 - 07/15/30, and an aggregate market value of $1,734,000	1,700,000	1,700,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/25 at 4.190%, due on 10/01/25 with a maturity value of $13,001,513; collateralized by various Common Stock with an aggregate market value of $14,301,665	13,000,000	13,000,000
		75,328,442
Security Description	Principal Amount*	Value
Time Deposits—0.9%
Canadian Imperial Bank
4.060%, 10/01/25	1,000,000	$1,000,000
DNB Bank ASA
4.040%, 10/01/25	1,000,000	1,000,000
DZ Bank AG (NY)
4.080%, 10/01/25	1,000,000	1,000,000
First Abu Dhabi Bank USA NV
4.080%, 10/01/25	4,000,000	4,000,000
Skandinaviska (NY)
4.060%, 10/01/25	1,000,000	1,000,000
		8,000,000
Total Securities Lending Reinvestments (Cost $103,327,781)		103,332,767
Total Investments—111.5% (Cost $872,001,117)		967,842,220
Other assets and liabilities (net)—(11.5)%		(100,094,365)
Net Assets—100.0%		$867,747,855

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $124,361,570 and the collateral received consisted of cash in the amount of $103,325,957 and non-cash collateral with a value of $25,529,730. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2025.
(d)
Variable or floating rate security. The stated rate represents the rate at September 30, 2025.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-338

Brighthouse Funds Trust I
Victory Sycamore Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$838,354,550	$—	$—	$838,354,550
Total Short-Term Investments*	—	26,154,903	—	26,154,903
Total Securities Lending Reinvestments*	—	103,332,767	—	103,332,767
Total Investments	$838,354,550	$129,487,670	$—	$967,842,220
Collateral for Securities Loaned (Liability)	$—	$(103,325,957)	$—	$(103,325,957)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-339

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
U.S. Treasury & Government Agencies—51.6% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 34.3%
Federal Farm Credit Banks Funding Corp.
1.600%, 07/15/30	5,000,000	$4,495,895
1.980%, 07/13/38	19,515,000	14,362,702
3.700%, 03/24/42	10,000,000	8,366,362
4.375%, 03/03/33	8,400,000	8,552,086
5.480%, 06/27/42	2,000,000	1,996,053
Federal Home Loan Banks
2.250%, 03/04/36	5,000,000	4,024,588
Federal Home Loan Mortgage Corp.
Zero Coupon, 09/15/36	10,000,000	5,992,665
Zero Coupon, 12/15/36	45,000,000	26,674,485
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	17,100,000	12,935,179
Federal National Mortgage Association
Zero Coupon, 11/15/30	5,000,000	4,089,076
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	3,000,000	2,510,964
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/29	7,500,000	6,478,029
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	35,623,000	30,127,649
Zero Coupon, 04/15/30	35,000,000	29,285,333
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 01/15/34	12,669,000	8,865,614
U.S. International Development Finance Corp.
1.110%, 05/15/29	3,214,286	3,030,115
		171,786,795
U.S. Treasury — 17.3%
U.S. Treasury Bonds
3.375%, 11/15/48	63,000,000	50,609,180
4.500%, 08/15/39	19,000,000	19,141,016
4.625%, 05/15/54	6,400,000	6,288,000
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (a)	6,282,350	3,712,382
U.S. Treasury Notes
4.250%, 01/31/26	6,770,000	6,774,760
		86,525,338
Total U.S. Treasury & Government Agencies (Cost $285,403,000)		258,312,133

Agency Sponsored Mortgage-Backed Securities—41.5%
Agency Collateralized Mortgage Obligations — 8.4%
Federal Home Loan Mortgage Corp. REMICS
1.750%, 06/15/42	51,296	48,067
2.000%, 02/25/51 (b)	3,770,270	496,110
2.000%, 03/25/51 (b)	2,978,116	396,964
2.500%, 04/25/51 (b)	1,428,331	218,360
2.500%, 10/25/51 (b)	1,328,466	201,513
2.500%, 12/25/51 (b)	2,469,459	318,586
3.000%, 11/25/50 (b)	520,136	85,879
3.000%, 07/25/51 (b)	1,211,250	237,742
3.000%, 11/25/51 (b)	628,035	89,335
3.500%, 11/15/31	356,035	349,655
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. REMICS
3.500%, 04/25/52 (b)	1,270,038	$220,107
4.000%, 01/15/41	3,536,112	3,459,413
4.000%, 02/25/50 (b)	454,716	96,639
4.000%, 11/25/51 (b)	505,961	100,243
4.500%, 02/15/41	7,121	7,097
4.500%, 10/25/49 (b)	418,750	92,037
4.500%, 06/25/50 (b)	1,495,316	336,821
4.500%, 12/25/50 (b)	1,226,822	268,940
4.500%, 11/25/51 (b)	423,590	92,381
4.887%, SOFR30A + 0.514%, 03/15/34 (c)	81,706	81,276
5.000%, 10/15/34	83,654	85,419
5.000%, 12/15/37	36,190	36,830
5.000%, 03/15/41	181,802	186,969
5.000%, 04/15/41	604,130	616,894
5.000%, 05/15/41	955,261	973,152
5.387%, SOFR30A + 1.014%, 02/15/33 (c)	46,492	46,936
5.500%, 05/15/34	472,712	487,265
5.500%, 11/15/36	189,800	195,169
5.500%, 06/15/41	1,266,311	1,318,918
5.656%, SOFR30A + 1.300%, 12/25/54 (c)	571,893	573,980
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.706%, SOFR30A + 1.350%, 01/25/45 (144A) (c)	500,000	497,815
7.706%, SOFR30A + 3.350%, 05/25/42 (144A) (c)	1,050,000	1,089,700
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.956%, SOFR30A + 1.600%, 09/25/44 (144A) (c)	260,000	260,243
6.156%, SOFR30A + 1.800%, 01/25/44 (144A) (c)	510,000	514,162
7.056%, SOFR30A + 2.700%, 07/25/43 (144A) (c)	780,000	805,940
7.956%, SOFR30A + 3.600%, 07/25/42 (144A) (c)	930,000	967,200
8.106%, SOFR30A + 3.750%, 12/25/42 (144A) (c)	1,030,000	1,081,500
Federal National Mortgage Association Grantor Trust
2.898%, 06/25/27	6,053,196	5,929,495
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (b)	729,270	93,446
2.000%, 10/25/52 (b)	3,197,171	413,564
4.500%, 10/25/53 (b)	1,312,383	293,752
Federal National Mortgage Association REMICS
1.750%, 06/25/42	65,616	61,730
1.750%, 01/25/43	49,529	46,280
2.000%, 10/25/50 (b)	1,672,764	215,826
2.500%, 07/25/50 (b)	678,761	95,159
2.500%, 12/25/50 (b)	692,176	96,446
2.500%, 02/25/51 (b)	633,071	95,981
2.500%, 10/25/51 (b)	4,167,073	611,090
3.000%, 05/25/46	1,119,144	1,076,293
3.000%, 08/25/50 (b)	590,777	95,891
3.000%, 10/25/51 (b)	962,553	171,277
3.500%, 09/25/50 (b)	539,063	85,975
3.500%, 03/25/51 (b)	479,594	105,445
4.000%, 11/25/49 (b)	1,279,509	218,032
4.000%, 07/25/50 (b)	437,850	87,323
4.250%, 03/25/42	791,934	768,790
4.500%, 12/25/40	58,013	56,990
4.750%, 01/25/41	176,533	177,678
5.000%, 12/25/34	71,213	72,409
BHFTI-340

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
5.000%, 03/25/35	57,472	$58,442
5.000%, 08/25/39	99,767	101,312
5.000%, 02/25/41	91,969	93,918
5.391%, SOFR30A + 1.034%, 03/25/36 (c)	109,296	110,346
5.401%, SOFR30A + 1.044%, 06/25/36 (c)	144,802	146,130
5.500%, 08/25/35	295,132	303,389
6.000%, 06/25/45 (b)	147,852	20,740
Government National Mortgage Association REMICS
0.761%, -1x SOFR30A + 5.150%, 07/20/55 (b) (c)	1,993,217	91,778
1.411%, -1x SOFR30A + 5.800%, 05/20/55 (b) (c)	5,470,190	498,595
1.461%, -1x SOFR30A + 5.850%, 08/20/55 (b) (c)	3,296,694	306,849
1.491%, -1x SOFR30A + 5.880%, 06/20/55 (b) (c)	3,881,600	368,820
1.561%, -1x SOFR30A + 5.950%, 03/20/55 (b) (c)	4,938,122	478,107
1.661%, -1x SOFR30A + 6.050%, 09/20/54 (b) (c)	929,049	93,350
1.850%, -1x 1M TSFR + 5.986%, 07/20/41 (b) (c)	50,547	5,122
2.230%, -1x SOFR30A + 6.570%, 09/20/55 (b) (c)	3,500,000	360,351
2.500%, 11/20/46	74,102	68,216
3.000%, 09/20/50 (b)	676,665	97,655
3.000%, 07/20/51 (b)	713,503	96,389
3.250%, 08/20/68	1,297,170	1,266,280
3.500%, 11/20/49 (b)	537,378	103,371
4.000%, 12/20/40	983,805	961,293
4.000%, 08/20/47 (b)	1,363,441	237,572
4.400%, 1Y H15 + 0.350%, 08/20/66 (c)	170,125	169,362
4.500%, 05/16/40	3,749	3,736
4.500%, 05/20/40 (b)	881	6
4.500%, 12/20/40	1,215,563	1,210,376
4.500%, 09/20/47 (b)	968,129	175,139
4.500%, 1M TSFR + 0.364%, 10/20/47 (c)	400,622	389,472
4.500%, 10/20/47 (b)	1,161,065	216,508
4.550%, 1M TSFR + 0.414%, 05/20/48 (c)	354,895	343,722
4.550%, 1M TSFR + 0.414%, 06/20/48 (c)	468,595	458,991
4.550%, 1Y H15 + 0.500%, 05/20/66 (c)	159,867	159,483
4.730%, 1M TSFR + 0.594%, 01/20/38 (c)	12,341	12,326
4.750%, 1M TSFR + 0.614%, 07/20/37 (c)	47,077	47,074
4.760%, 1M TSFR + 0.444%, 07/20/60 (c)	30,890	30,831
4.766%, 1M TSFR + 0.414%, 08/20/60 (c)	14,494	14,448
4.766%, 1M TSFR + 0.414%, 09/20/60 (c)	28,906	28,812
4.791%, 1M TSFR + 0.644%, 12/16/39 (c)	44,550	44,493
4.861%, 1M TSFR + 0.714%, 11/16/39 (c)	80,235	80,247
4.956%, 1M TSFR + 0.604%, 02/20/61 (c)	9,043	9,042
4.966%, 1M TSFR + 0.614%, 12/20/60 (c)	35,456	35,462
4.966%, 1M TSFR + 0.614%, 02/20/61 (c)	3,231	3,232
4.966%, 1M TSFR + 0.614%, 04/20/61 (c)	14,909	14,912
4.966%, 1M TSFR + 0.614%, 05/20/61 (c)	26,298	26,301
4.996%, 1M TSFR + 0.644%, 06/20/61 (c)	13,748	13,756
5.000%, 12/20/39	2,155,027	2,211,614
5.000%, 03/20/40	1,012,562	1,028,209
5.000%, 05/20/45 (b)	999,526	205,300
5.066%, 1M TSFR + 0.714%, 10/20/61 (c)	74,768	74,886
5.096%, 1M TSFR + 0.744%, 01/20/62 (c)	72,376	72,527
5.096%, 1M TSFR + 0.744%, 03/20/62 (c)	83,483	83,591
5.116%, 1M TSFR + 0.764%, 05/20/61 (c)	389	389
5.166%, 1M TSFR + 0.814%, 11/20/61 (c)	57,101	57,246
5.166%, 1M TSFR + 0.814%, 01/20/62 (c)	73,052	73,248
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
5.500%, 04/20/34	242,916	$244,882
Seasoned Loans Structured Transaction
3.500%, 06/25/28	987,562	966,076
		42,177,853
Agency Mortgage-Backed Securities — 33.1%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	1,474,494	1,246,220
1.500%, 07/01/41	1,075,011	907,904
2.000%, 09/01/40	931,036	808,267
2.000%, 03/01/41	1,743,148	1,506,816
2.000%, 06/01/41	68,111	59,248
2.000%, 08/01/41	561,337	487,359
2.000%, 12/01/41	246,466	213,627
2.000%, 01/01/42	1,811,837	1,567,038
2.000%, 05/01/42	176,578	152,720
2.000%, 06/01/50	3,163,019	2,577,940
2.000%, 07/01/50	464,327	378,341
2.000%, 11/01/50	125,392	102,578
2.000%, 03/01/51	69,954	57,327
2.000%, 09/01/51	150,950	123,637
2.000%, 11/01/51	218,852	179,446
2.000%, 03/01/52	96,026	78,434
2.500%, 06/01/50	152,065	130,140
2.500%, 07/01/50	494,234	424,925
2.500%, 11/01/50	1,680,165	1,446,536
2.500%, 12/01/50	241,938	208,295
2.500%, 07/01/51	259,038	211,601
2.500%, 09/01/51	609,190	522,293
2.500%, 11/01/51	507,365	436,705
2.500%, 01/01/52	2,019,441	1,732,311
2.500%, 03/01/52	460,942	395,202
2.500%, 04/01/52	2,572,006	2,209,292
2.793%, 1Y RFUCCT + 1.635%, 12/01/50 (c)	570,488	541,860
3.000%, 06/01/31	138,494	135,061
3.000%, 02/01/32	3,530	3,445
3.000%, 03/01/33	500,821	488,260
3.000%, 09/01/33	42,010	40,923
3.000%, 11/01/33	533,592	518,475
3.000%, 03/01/34	38,995	37,912
3.000%, 11/01/42	62,569	58,155
3.000%, 01/01/43	78,707	72,470
3.000%, 02/01/43	358,550	330,340
3.000%, 03/01/43	3,974,591	3,661,307
3.000%, 06/01/43	933,295	858,751
3.000%, 09/01/48	306,891	277,934
3.000%, 09/01/49	1,283,181	1,151,064
3.000%, 11/01/49	383,044	343,589
3.000%, 03/01/50	175,588	157,702
3.000%, 05/01/50	98,199	88,407
3.000%, 04/01/52	627,346	556,406
3.000%, 08/01/52	2,041,803	1,825,160
3.500%, 03/01/32	225,695	221,948
3.500%, 06/01/32	631,134	619,612
3.500%, 07/01/32	218,083	214,332
BHFTI-341

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 04/01/33	86,696	$85,614
3.500%, 02/01/34	1,032,404	1,009,111
3.500%, 04/01/40	53,266	50,843
3.500%, 05/01/40	104,395	99,690
3.500%, 06/01/40	90,337	86,405
3.500%, 07/01/40	8,563	8,166
3.500%, 08/01/40	58,545	55,881
3.500%, 09/01/40	46,788	44,723
3.500%, 10/01/40	21,513	20,477
3.500%, 11/01/40	44,939	42,824
3.500%, 12/01/40	43,433	41,381
3.500%, 04/01/42	218,216	207,585
3.500%, 07/01/42	34,410	32,710
3.500%, 08/01/42	20,333	19,138
3.500%, 09/01/42	97,063	91,545
3.500%, 10/01/42	527,206	498,804
3.500%, 01/01/43	172,459	163,320
3.500%, 02/01/43	86,574	82,389
3.500%, 04/01/43	278,522	263,180
3.500%, 05/01/43	136,424	128,781
3.500%, 11/01/44	163,000	153,424
3.500%, 02/01/45	3,173	2,996
3.500%, 06/01/45	6,414	6,041
3.500%, 11/01/45	1,348,060	1,268,868
3.500%, 01/01/46	121,272	113,774
3.500%, 02/01/46	430,469	403,582
3.500%, 05/01/46	422,462	397,472
3.500%, 06/01/46	79,078	73,959
3.500%, 07/01/46	634,305	593,193
3.500%, 08/01/46	55,853	52,816
3.500%, 09/01/46	283,313	266,672
3.500%, 01/01/47	621,901	584,599
3.500%, 02/01/47	949,876	883,895
3.500%, 07/01/47	188,059	175,649
3.500%, 11/01/47	11,585	10,905
3.500%, 02/01/48	54,043	50,106
3.500%, 04/01/48	189,961	176,259
4.000%, 06/01/33	245,890	244,734
4.000%, 11/01/41	2,121	2,068
4.000%, 09/01/42	22,900	22,363
4.000%, 10/01/42	12,334	12,071
4.000%, 11/01/42	139,366	135,751
4.000%, 12/01/42	42,050	40,963
4.000%, 01/01/43	9,602	9,201
4.000%, 02/01/43	79,981	77,827
4.000%, 03/01/43	26,503	25,656
4.000%, 04/01/43	9,698	9,567
4.000%, 05/01/43	88,204	84,557
4.000%, 06/01/43	17,517	16,826
4.000%, 07/01/43	130,856	127,069
4.000%, 08/01/43	79,622	77,205
4.000%, 09/01/43	158,241	153,880
4.000%, 10/01/43	158,532	154,060
4.000%, 01/01/44	86,630	83,613
4.000%, 02/01/44	15,421	14,878
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 04/01/44	11,150	$10,759
4.000%, 01/01/45	141,419	136,365
4.000%, 02/01/45	150,162	145,105
4.000%, 12/01/45	167,328	161,226
4.000%, 12/01/47	344,719	331,644
4.000%, 05/01/48	174,990	168,398
4.000%, 07/01/50	2,060,061	1,984,624
4.000%, 05/01/52	323,046	308,202
4.500%, 05/01/39	31,132	31,417
4.500%, 07/01/40	500,421	501,165
4.500%, 09/01/40	236,793	237,430
4.500%, 02/01/41	23,963	24,035
4.500%, 08/01/41	210,495	210,596
4.500%, 09/01/41	32,148	32,211
4.500%, 10/01/41	68,528	68,592
4.500%, 02/01/44	10,464	10,352
4.500%, 06/01/52	1,459,211	1,426,837
4.500%, 07/01/52	1,017,893	993,654
4.500%, 08/01/52	495,926	484,117
5.000%, 06/01/41	558,514	572,662
5.000%, 07/01/41	70,804	71,996
5.000%, 12/01/44	838,584	861,530
5.000%, 06/01/52	76,020	75,837
5.000%, 07/01/52	672,080	669,744
5.000%, 10/01/52	313,532	314,595
5.500%, 08/01/53	254,317	258,183
5.500%, 11/01/53	875,734	886,799
5.500%, 04/01/54	88,025	89,878
6.000%, 04/01/54	760,030	781,894
6.000%, 05/01/54	363,162	374,152
6.000%, 06/01/54	380,998	390,013
6.000%, 07/01/54	266,823	275,731
6.000%, 02/01/55	190,435	195,127
6.535%, 1Y RFUCCT + 1.910%, 06/01/41 (c)	3,985	4,113
6.561%, 1Y RFUCCT + 1.750%, 09/01/41 (c)	42,863	44,440
6.608%, 1Y RFUCCT + 1.750%, 12/01/40 (c)	189,639	196,713
6.672%, 1Y RFUCCT + 1.910%, 06/01/41 (c)	13,592	14,130
6.716%, 1Y RFUCCT + 1.880%, 09/01/41 (c)	7,675	7,958
6.746%, 1Y RFUCCT + 1.933%, 10/01/42 (c)	22,933	23,852
6.777%, 1Y RFUCCT + 1.910%, 05/01/41 (c)	9,283	9,672
6.837%, 1Y RFUCCT + 1.910%, 05/01/41 (c)	14,164	14,731
6.880%, 1Y RFUCCT + 1.880%, 04/01/41 (c)	962	989
6.880%, 1Y RFUCCT + 1.880%, 10/01/41 (c)	84,013	86,711
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.357%, 10/25/33 (b) (c)	15,000,000	243,661
0.446%, 09/25/32 (b) (c)	8,480,054	180,787
0.475%, 03/25/34 (b) (c)	8,596,745	206,968
0.626%, 10/25/31 (b) (c)	6,082,897	159,140
0.948%, 10/25/35 (b) (c)	291,197	17,719
0.961%, 11/25/30 (b) (c)	4,893,890	180,047
1.123%, 10/25/30 (b) (c)	5,376,903	223,553
3.750%, 11/25/29	123,470	122,869
3.750%, 11/25/32	1,000,000	986,453
3.990%, 05/25/33 (c)	3,650,000	3,623,918
BHFTI-342

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
1.500%, 11/01/41	1,483,349	$1,249,994
1.500%, 03/01/42	610,991	512,031
2.000%, 10/01/40	2,005,528	1,740,311
2.000%, 07/01/41	442,258	384,432
2.000%, 11/01/41	1,857,112	1,596,140
2.000%, 02/01/42	1,033,306	893,052
2.000%, 03/01/42	1,048,935	905,906
2.000%, 04/01/42	463,830	400,584
2.000%, 05/01/42	757,435	653,292
2.000%, 08/01/42	868,696	754,136
2.000%, 06/01/50	531,067	432,832
2.000%, 08/01/50	205,860	166,998
2.000%, 10/01/50	194,789	158,718
2.000%, 01/01/51	138,690	113,455
2.000%, 02/01/51	409,486	334,981
2.000%, 03/01/51	70,878	58,236
2.000%, 04/01/51	2,156,856	1,747,642
2.000%, 08/01/51	1,361,775	1,108,373
2.000%, 10/01/51	82,854	67,898
2.000%, 01/01/52	544,099	443,981
2.000%, 02/01/52	625,243	511,366
2.000%, 03/01/52	1,431,874	1,179,051
2.000%, 05/01/52	95,057	77,897
2.500%, 04/01/42	4,229,892	3,726,379
2.500%, 06/01/50	505,420	431,947
2.500%, 10/01/50	2,205,358	1,879,236
2.500%, 11/01/50	427,961	366,980
2.500%, 01/01/51	391,043	335,230
2.500%, 02/01/51	51,410	44,116
2.500%, 04/01/51	188,787	162,415
2.500%, 05/01/51	413,234	337,122
2.500%, 06/01/51	128,122	110,278
2.500%, 07/01/51	69,102	59,552
2.500%, 09/01/51	363,480	312,071
2.500%, 10/01/51	215,814	185,082
2.500%, 11/01/51	565,235	486,340
2.500%, 12/01/51	4,027,222	3,446,659
2.500%, 01/01/52	1,676,232	1,418,640
2.500%, 02/01/52	747,305	641,916
2.500%, 03/01/52	909,816	779,010
2.500%, 04/01/52	309,230	264,484
2.500%, 05/01/52	356,078	302,939
2.500%, 09/01/61	445,620	363,404
3.000%, 08/01/27	8,491	8,395
3.000%, 10/01/27	14,392	14,239
3.000%, 11/01/27	4,272	4,222
3.000%, 12/01/27	8,689	8,594
3.000%, 01/01/28	8,145	8,050
3.000%, 02/01/28	7,101	7,015
3.000%, 03/01/28	8,119	8,022
3.000%, 04/01/28	7,999	7,889
3.000%, 05/01/28	9,851	9,730
3.000%, 06/01/28	9,566	9,442
3.000%, 07/01/28	9,215	9,096
3.000%, 08/01/28	11,040	10,898
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 09/01/28	12,360	$12,194
3.000%, 01/01/29	9,043	8,860
3.000%, 03/01/29	15,411	15,147
3.000%, 06/01/32	28,554	27,835
3.000%, 10/01/32	3,045	2,964
3.000%, 02/01/33	1,139,928	1,110,161
3.000%, 03/01/33	148,800	144,917
3.000%, 04/01/33	118,118	115,014
3.000%, 05/01/33	59,845	57,868
3.000%, 06/01/33	28,112	27,155
3.000%, 07/01/33	117,262	113,486
3.000%, 08/01/33	470,653	457,884
3.000%, 10/01/33	129,742	126,018
3.000%, 11/01/33	76,271	74,148
3.000%, 12/01/33	39,787	38,670
3.000%, 01/01/34	41,471	40,095
3.000%, 02/01/34	61,046	59,343
3.000%, 03/01/34	153,354	148,935
3.000%, 05/01/34	77,727	75,450
3.000%, 05/01/42	3,206,382	2,966,383
3.000%, 09/01/42	729,596	671,964
3.000%, 10/01/42	468,942	431,703
3.000%, 11/01/42	1,131,813	1,041,220
3.000%, 06/01/43	105,613	96,737
3.000%, 07/01/43	229,827	210,535
3.000%, 10/01/43	223,950	205,105
3.000%, 01/01/45	206,123	188,943
3.000%, 08/01/46	107,764	97,454
3.000%, 09/01/46	318,631	288,090
3.000%, 10/01/46	136,200	123,001
3.000%, 11/01/48	553,871	503,579
3.000%, 09/01/49	453,774	406,562
3.000%, 11/01/49	102,421	91,056
3.000%, 02/01/50	219,488	198,339
3.000%, 04/01/50	675,703	606,020
3.000%, 08/01/50	225,510	201,005
3.000%, 11/01/50	317,353	284,126
3.000%, 05/01/51	133,429	119,272
3.000%, 06/01/51	302,010	270,901
3.000%, 10/01/51	329,779	296,294
3.000%, 11/01/51	1,260,508	1,127,017
3.000%, 12/01/51	64,011	56,746
3.000%, 01/01/52	490,221	438,477
3.000%, 03/01/52	72,377	64,938
3.000%, 04/01/52	387,654	344,092
3.500%, 07/01/32	662,899	650,898
3.500%, 09/01/32	561,809	547,358
3.500%, 01/01/34	482,317	470,905
3.500%, 11/01/42	1,030,088	974,194
3.500%, 11/01/46	159,025	150,051
3.500%, 07/01/47	757,161	709,940
3.500%, 12/01/47	1,903,665	1,772,734
3.500%, 06/01/49	222,383	207,420
3.500%, 10/01/56	981,234	892,021
4.000%, 11/01/31	244,726	243,320
BHFTI-343

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.000%, 08/01/32	215,118	$213,312
4.000%, 11/01/40	846,861	826,243
4.000%, 04/01/42	101,052	98,303
4.000%, 10/01/42	86,966	84,582
4.000%, 11/01/42	103,239	100,333
4.000%, 06/01/43	51,090	49,278
4.000%, 08/01/43	32,009	31,052
4.000%, 09/01/43	609,408	591,561
4.000%, 10/01/43	94,057	91,479
4.000%, 02/01/44	35,453	34,444
4.000%, 04/01/44	51,888	50,411
4.000%, 12/01/45	422,302	406,582
4.000%, 03/01/46	29,526	28,427
4.000%, 05/01/46	20,215	19,417
4.000%, 09/01/47	7,921	7,665
4.000%, 05/01/48	307,954	295,962
4.000%, 05/01/52	80,753	76,899
4.000%, 06/01/52	611,326	582,149
4.500%, 12/01/40	588,184	588,515
4.500%, 08/01/41	51,190	51,234
4.500%, 11/01/41	325,081	324,662
4.500%, 10/01/44	375,420	373,081
4.500%, 02/01/45	160,642	159,486
4.500%, 05/01/48	19,096	18,859
4.500%, 12/01/48	676,386	667,950
4.500%, 04/01/49	17,292	17,042
4.500%, 09/01/49	78,797	77,803
4.500%, 10/01/49	37,264	36,763
4.500%, 01/01/50	158,081	157,812
4.500%, 07/01/52	336,975	330,886
4.500%, 09/01/53	338,290	335,879
4.500%, 08/01/58	88,926	86,281
5.000%, 04/01/41	6,599	6,716
5.000%, 06/01/41	16,155	16,435
5.000%, 08/01/41	5,647	5,747
5.000%, 08/01/48	31,647	32,008
5.000%, 02/01/53	79,982	79,716
5.500%, 05/01/44	2,057,052	2,148,238
5.500%, 07/01/53	242,523	246,821
5.500%, 06/01/54	89,236	90,600
6.000%, 10/01/34	37,506	38,612
6.000%, 09/01/37	7,631	8,017
6.000%, 10/01/37	105,790	111,479
6.000%, 01/01/38	101,918	107,402
6.000%, 03/01/38	37,971	40,310
6.000%, 07/01/38	17,083	18,003
6.000%, 01/01/40	102,512	108,030
6.000%, 05/01/40	141,905	149,541
6.000%, 07/01/41	538,955	567,934
6.000%, 01/01/42	9,773	10,162
6.000%, 03/01/54	686,120	705,173
6.000%, 05/01/54	533,228	545,272
6.478%, 1Y RFUCCT + 1.800%, 07/01/41 (c)	2,754	2,833
6.500%, 07/01/32	21,818	22,892
6.500%, 12/01/32	6,367	6,674
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.500%, 07/01/35	7,546	$7,895
6.500%, 12/01/35	62,564	65,343
6.500%, 08/01/36	109,974	114,511
6.500%, 08/01/39	409,878	429,335
6.500%, 03/01/54	144,788	150,494
6.500%, 04/01/54	490,565	509,714
6.509%, 1Y RFUCCT + 1.818%, 07/01/41 (c)	5,835	6,085
6.563%, 1Y RFUCCT + 1.700%, 06/01/42 (c)	10,990	11,410
6.713%, 1Y RFUCCT + 1.818%, 02/01/42 (c)	17,867	18,544
6.783%, 02/01/39	18,145	18,859
7.318%, 1Y RFUCCT + 1.818%, 09/01/41 (c)	5,141	5,310
7.330%, 1Y RFUCCT + 1.830%, 10/01/41 (c)	1,655	1,710
Government National Mortgage Association
2.000%, 02/20/51	2,637,363	2,148,980
2.500%, 12/20/50	189,576	161,727
2.500%, 02/20/51	421,401	363,815
2.500%, 03/20/51	565,291	487,083
2.500%, 04/20/51	1,425,752	1,228,492
2.500%, 07/20/51	332,304	286,325
2.500%, 08/20/51	745,967	642,750
3.000%, 05/15/42	142,275	130,394
3.000%, 12/20/42	413,014	372,221
3.000%, 03/20/43	378,552	340,973
3.000%, 04/15/43	50,287	46,003
3.000%, 05/15/43	31,804	29,095
3.000%, 01/15/45	21,478	19,360
3.000%, 02/15/45	30,702	27,630
3.000%, 03/15/45	159,543	143,740
3.000%, 05/15/45	11,048	9,942
3.000%, 06/15/45	15,426	13,813
3.000%, 07/15/45	86,638	77,970
3.000%, 01/20/48	502,758	455,255
3.000%, 06/20/51	65,439	57,778
3.000%, 04/20/52	62,231	54,921
3.500%, 11/15/41	97,900	91,828
3.500%, 02/15/42	76,301	71,471
3.500%, 03/15/42	100,272	94,052
3.500%, 05/15/42	210,659	197,410
3.500%, 06/15/42	143,830	135,523
3.500%, 12/20/42	122,117	115,855
3.500%, 05/20/46	614,684	566,098
3.500%, 06/20/46	1,511,881	1,395,945
3.500%, 11/20/47	97,300	90,321
3.500%, 02/20/48	315,452	287,776
3.500%, 10/20/48	331,960	307,551
3.500%, 05/15/50	132,083	120,977
3.500%, 02/20/52	146,939	134,745
3.500%, 06/20/52	62,102	55,879
4.000%, 09/20/39	38,532	37,514
4.000%, 09/15/40	489,357	470,748
4.000%, 10/15/40	31,064	30,031
4.000%, 10/20/40	5,165	4,999
4.000%, 11/20/40	362,102	355,838
4.000%, 03/15/41	315,763	304,994
4.000%, 06/15/41	12,070	11,659
BHFTI-344

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 09/15/41	53,867	$51,996
4.000%, 10/15/41	231,312	223,310
4.000%, 10/20/41	469,124	454,061
4.000%, 11/15/41	78,915	76,222
4.000%, 11/20/41	181,910	176,068
4.000%, 12/15/41	207,217	199,704
4.000%, 01/15/42	5,841	5,633
4.000%, 02/15/42	11,138	10,744
4.000%, 03/15/42	70,432	67,822
4.000%, 04/20/42	241,383	233,631
4.000%, 06/20/42	17,988	17,410
4.000%, 11/15/42	7,667	7,387
4.000%, 01/15/43	24,347	23,312
4.000%, 10/20/44	417,016	401,039
4.000%, 11/20/44	418,815	402,769
4.000%, 12/20/44	24,358	23,425
4.000%, 08/20/46	72,675	69,689
4.000%, 08/20/48	69,222	66,134
4.000%, 03/15/50	25,372	24,082
4.000%, 03/20/50	28,426	26,985
4.000%, 04/20/50	198,576	187,564
4.500%, 08/15/39	432,436	432,067
4.500%, 02/20/40	40,181	40,419
4.500%, 06/15/40	137,413	137,145
4.500%, 07/15/40	29,536	29,414
4.500%, 09/20/40	4,335	4,358
4.500%, 03/15/41	173,716	172,988
4.500%, 04/15/41	14,548	14,422
4.500%, 08/20/48	354,835	351,023
4.500%, 09/20/48	243,429	240,664
4.500%, 10/20/48	343,349	339,236
4.500%, 01/20/49	53,184	52,514
4.500%, 03/20/50	70,045	68,969
5.000%, 03/15/39	17,617	17,911
5.000%, 07/15/39	32,737	33,568
5.000%, 08/15/39	28,700	29,305
5.000%, 09/15/39	21,814	22,309
5.000%, 04/15/40	12,235	12,421
5.000%, 08/15/40	58,121	58,963
5.000%, 04/15/41	25,350	25,695
5.000%, 09/15/41	23,893	24,493
5.000%, 08/20/52	1,581,879	1,583,098
5.000%, 11/20/52	78,103	78,155
5.000%, 12/20/52	77,965	78,109
5.000%, 02/20/53	156,569	156,545
5.470%, 08/20/59 (c)	344	342
5.500%, 10/15/39	5,198	5,449
5.500%, 03/20/53	2,165,411	2,193,557
5.500%, 04/20/53	147,127	149,126
6.000%, 06/15/36	244,526	257,595
6.000%, 02/20/54	506,310	523,150
Government National Mortgage Association REMICS
0.833%, 02/16/63 (b) (c)	3,191,497	191,290
0.884%, 06/16/62 (b) (c)	3,599,960	225,425
0.965%, 10/16/61 (b) (c)	2,730,729	201,129
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association REMICS
0.965%, 05/16/62 (b) (c)	6,840,091	$414,195
0.971%, 06/16/61 (b) (c)	3,144,023	224,684
1.000%, 07/16/60	172,291	121,144
1.011%, 09/16/62 (b) (c)	3,620,332	258,118
1.113%, 06/16/61 (b) (c)	2,815,187	230,292
1.144%, 06/16/61 (b) (c)	2,532,094	207,723
1.271%, 09/16/60 (b) (c)	2,713,415	241,034
1.331%, 06/16/63 (b) (c)	2,563,605	236,366
1.433%, 06/16/61 (b) (c)	1,985,891	192,399
Government National Mortgage Association, TBA
3.000%, TBA (d)	2,200,000	1,963,668
3.500%, TBA (d)	200,000	182,323
4.500%, TBA (d)	2,300,000	2,230,084
5.000%, TBA (d)	3,800,000	3,779,553
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (d)	100,000	80,576
2.500%, TBA (d)	3,700,000	3,116,657
4.000%, TBA (d)	4,500,000	4,240,631
4.500%, TBA (d)	1,400,000	1,357,801
		165,973,664
Total Agency Sponsored Mortgage-Backed Securities (Cost $217,799,370)		208,151,517

Foreign Government—6.0%
Sovereign — 6.0%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A)	2,860,000	2,829,623
Indonesia Government International Bonds
4.750%, 02/11/29	4,410,000	4,485,079
Israel Government AID Bonds
5.500%, 09/18/33	9,000,000	9,651,611
Israel Government International Bonds
5.500%, 03/12/34	2,500,000	2,566,461
Mexico Government International Bonds
5.850%, 07/02/32	4,643,000	4,793,433
Qatar Government International Bonds
4.000%, 03/14/29 (144A)	2,740,000	2,749,834
Republic of Poland Government International Bonds
3.250%, 04/06/26 (e)	2,820,000	2,807,146
Total Foreign Government (Cost $30,437,985)		29,883,187

Non-Agency Mortgage-Backed Securities—1.4%
Collateralized Mortgage Obligations — 1.4%
Angel Oak Mortgage Trust
5.348%, 10/25/69 (144A) (f)	591,835	594,671
BRAVO Residential Funding Trust
5.803%, 06/25/64 (144A) (f)	497,009	501,589
GCAT Trust
6.500%, 09/25/54 (144A) (c)	163,779	167,162
JP Morgan Mortgage Trust
5.966%, 06/25/65 (144A) (f)	367,704	370,601
BHFTI-345

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (c)	788,825	$805,156
OBX Trust
5.755%, 02/25/55 (144A) (f)	1,021,374	1,025,910
5.826%, 03/25/65 (144A) (f)	375,455	377,693
6.015%, 11/25/64 (144A) (f)	905,099	912,693
PRKCM Trust
4.100%, 04/25/57 (144A) (c)	246,692	245,387
PRPM Trust
5.674%, 12/26/69 (144A) (f)	235,548	237,401
Verus Securitization Trust
5.774%, 05/25/65 (144A) (f)	751,233	756,427
5.976%, 01/25/70 (144A) (f)	948,627	955,305
Total Non-Agency Mortgage-Backed Securities (Cost $6,894,010)		6,949,995

Short-Term Investments—2.2%
Repurchase Agreement—2.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/25 at 3.000%, due on 10/01/25, with a maturity value of $11,259,960; collateralized by U.S. Treasury Note at 3.750%, maturing 04/30/27, with a market value of $11,484,403	11,259,022	11,259,022
Total Short-Term Investments (Cost $11,259,022)		11,259,022
Total Investments—102.7% (Cost $551,793,387)		514,555,854
Other assets and liabilities (net)—(2.7)%		(13,712,835)
Net Assets—100.0%		$500,843,019

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Interest only security.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2025. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)
All or a portion of the security was held on loan. As of September 30, 2025, the market value of securities loaned was $568,397 and the collateral received consisted of non-cash collateral with a value of $589,859. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the market value of 144A securities was
$17,746,012, which is 3.5% of net assets.

BHFTI-346

Brighthouse Funds Trust I
Western Asset Management Government Income Portfolio
Schedule of Investments as of September 30, 2025  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	12/31/25	101	USD	11,028,727	$(48,932)

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	12/31/25	(8)	USD	(1,667,188)	(1,264)
U.S. Treasury Note 10 Year Futures	12/19/25	(90)	USD	(10,125,000)	11,986
Net Unrealized Depreciation					$(38,210)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2025. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$258,312,133	$—	$258,312,133
Total Agency Sponsored Mortgage-Backed Securities*	—	208,151,517	—	208,151,517
Total Foreign Government*	—	29,883,187	—	29,883,187
Total Non-Agency Mortgage-Backed Securities*	—	6,949,995	—	6,949,995
Total Short-Term Investments*	—	11,259,022	—	11,259,022
Total Investments	$—	$514,555,854	$—	$514,555,854
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$11,986	$—	$—	$11,986
Futures Contracts (Unrealized Depreciation)	(50,196)	—	—	(50,196)
Total Futures Contracts	$(38,210)	$—	$—	$(38,210)

*	See Schedule of Investments for additional detailed categorizations.
BHFTI-347

Brighthouse Funds Trust I
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements
Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio  calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
BHFTI-348

Brighthouse Funds Trust I
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements—(Continued)
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”), and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees” ) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as the Portfolio’s “valuation designee” to perform each Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.
For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Financial Statements.
BHFTI-349